As filed with the Securities and Exchange Commission on April 12, 2010

1933 Act File No. 333-03013

1940 Act File No. 811-07607

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933 Pre-Effective Amendment No. Post-Effective Amendment No. 36	☒ ☐ ☒

and/or

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940 Amendment No. 37	☒ ☒

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

522 Fifth Avenue

New York, New York 10036

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (800) 548-7786

Stefanie V. Chang Yu, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

(Name and Address of Agent for Service)

Copy to:

Carl Frischling, Esq.	Stuart M. Strauss, Esq.
Kramer Levin Naftalis & Frankel LLP	Dechert LLP
919 Third Avenue	1095 Avenue of the Americas
New York, New York 10022	New York, New York 10036 - 6797

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☒	on April 30, 2010 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on [date] pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.

Class I Prospectus

April 30, 2010

The Universal Institutional Funds, Inc.

Capital Growth Portfolio

Long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.

Investment Adviser

Morgan Stanley Investment Management Inc.

The Universal Institutional Funds, Inc. (the “Fund”) is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.

The Securities and Exchange Commission (the “Commission”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Ticker Symbol: UEGIX

Class I Prospectus

Portfolio Summary

Portfolio Summary

Capital Growth Portfolio

Objective

The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.

Fees and Expenses of the Portfolio (Class I)

The table below describes the fees and expenses that you may pay if you buy and hold the classes of shares that may be offered by the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Portfolio Operating Expenses would be higher.

Annual Portfolio Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Advisory Fees	0.50%
Distribution (12b-1) Fee	None
Other Expenses*	0.41%
Total Annual Portfolio Operating Expenses	0.91%
Fee Waiver and/or Expense Reimbursement**	0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.86%

*	The Portfolio may invest a portion of its assets in other investment companies (the “Acquired Funds”). The Portfolio’s shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Portfolio invests. The Portfolio estimates that these expenses constituted less than 0.01% of the Portfolio’s average net assets for the fiscal year ended December 31, 2009. The Portfolio’s estimated indirect expense from investing in the Acquired Funds is based upon the average allocation of the Portfolio’s investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds (including any current waivers and expense limitations) for the fiscal year ended December 31, 2009. Actual Acquired Fund expenses incurred by the Portfolio may vary with changes in the allocation of Portfolio assets among the Acquired Funds and with other events that directly affect the expenses of the Acquired Funds.

**	The Portfolio’s adviser, Morgan Stanley Investment Management Inc. (the “Adviser”), has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed), will not exceed 0.85%. The fee waivers and/or expense reimbursements are expected to continue until such time as the Fund’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate. The expenses of the Acquired Funds are not taken into account when calculating the fee waivers and/or expense reimbursements.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be equal to the amounts reflected in the table below.

	1 Year	3 Years	5 Years	10 Years
Capital Growth Portfolio	$88	$274	$477	$1,061

Portfolio Turnover

The Portfolio pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

The Adviser seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and foreign companies. The Portfolio invests primarily in companies with market capitalizations of generally $10 billion or more.

The Adviser may invest up to 25% in foreign securities, including emerging market securities classified as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), American Depositary Shares (“ADSs”) or Global Depositary Shares (“GDSs”), foreign U.S. dollar-denominated securities that are traded on a U.S. exchange or local shares of emerging market or developing countries.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes,

including hedging, risk management, portfolio management or to earn income. Derivatives are financial

UIF Capital Growth Portfolio	1

Capital Growth Portfolio (Cont’d)

instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Portfolio’s use of derivatives may involve the purchase and sale of derivative instruments such as futures and swaps and other related instruments and techniques.

The Portfolio may invest up to 10% of its net assets in real estate investment trusts (“REITs”).

Principal Risks

An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Portfolio’s principal investment strategies are subject to the following principal risks:

• Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors, including events that affect entire financial markets or industries and events that affect particular issuers. To the extent that the Portfolio invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

• Foreign and Emerging Market Securities. Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. The Portfolio’s investments may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

• REITs. Like mutual funds, REITs have expenses, including advisory and administration fees, that are paid by their shareholders. As a result, shareholders will absorb duplicate levels of fees when the Portfolio invests in REITs. A general downturn in real estate values also can hurt REIT performance. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for the Portfolio, including significantly reducing the return to the Portfolio on its investment in such company.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares year-by-year and by showing how the Portfolio’s Class I shares’ average annual returns for the past one, five and ten year periods compare with those of an index of similar securities over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future. Updated performance information is available on the Fund’s website at www.morganstanley.com/im.

2	UIF Capital Growth Portfolio

Class I Prospectus

Portfolio Summary

Capital Growth Portfolio (Cont’d)

Annual Total Returns—Calendar Years (Class I)

Commenced operations on January 2, 1997

High Quarter	04/09 - 06/09	21.28%
Low Quarter	10/08 - 12/08	-28.99%

Average Annual Total Returns (Class I)

(for the calendar periods ended December 31, 2009)

	Capital Growth Portfolio	Russell 1000® Growth Index*
Past One Year	65.55%	37.21%
Past Five Years	4.32%	1.63%
Past Ten Years	-1.06%	-3.99%

*

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Investment Adviser

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Growth team manages the Portfolio. Information about the current members of the Growth team jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing the Portfolio
Dennis P. Lynch	Managing Director	June 2004
David S. Cohen	Managing Director	June 2004
Sam G. Chainani	Managing Director	June 2004
Alexander T. Norton	Executive Director	July 2005
Jason C. Yeung	Executive Director	September 2007
Armistead B. Nash	Executive Director	September 2008

Purchase and Sale of Portfolio Shares

This Prospectus offers Class I shares of the Capital Growth Portfolio. The Fund also offers Class II shares of the Portfolio through a separate Prospectus. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Fund shares will be sold at the net asset value (“NAV”) next determined after we receive your redemption request.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the “Shareholder Information—Purchasing and Selling Portfolio Shares” section of this Prospectus.

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

For more information, please refer to the “Shareholder Information—Taxes” section of the Prospectus.

UIF Capital Growth Portfolio	3

Capital Growth Portfolio (Cont’d)

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), which may be affiliated or unaffiliated with the Adviser, the Adviser and/or the Portfolio’s distributor may pay (out of their own funds and not as an expense of the Portfolio) the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

4	UIF Capital Growth Portfolio

Class I Prospectus

Details of the Portfolio

Details of the Portfolio

Capital Growth Portfolio

Objective

The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.

Approach

The Adviser seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and foreign companies. The Portfolio invests primarily in companies with market capitalizations of generally $10 billion or more that the Adviser believes exhibit, among other things, strong free cash flow and compelling business strategies. The Adviser emphasizes individual security selection.

The Adviser may invest up to 25% in foreign securities, including emerging market securities classified as ADRs, GDRs, ADSs or GDSs, foreign U.S. dollar-denominated securities that are traded on a U.S. exchange or local shares of emerging market or developing countries.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Portfolio’s use of derivatives may involve the purchase and sale of derivative instruments such as swaps and other related instruments and techniques.

Process

The Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward profile. The Adviser generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

The Portfolio may invest up to 10% of its net assets in REITs.

Risks

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example).

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States.

The Portfolio’s investments may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

REITs pool investors’ funds for investments primarily in real estate properties or real estate related loans. Like mutual funds, REITs have expenses, including advisory and administration fees, that are paid by their shareholders. As a result, shareholders will absorb duplicate levels of fees when the Portfolio invests in REITs. The performance of any Portfolio REIT holdings ultimately depends on the types of real property in which the REITs invest and how well the property is managed. A general downturn in real

UIF Capital Growth Portfolio	5

Capital Growth Portfolio (Cont’d)

estate values also can hurt REIT performance. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for the Portfolio, including significantly reducing the return to the Portfolio on its investment in such company.

Please see “Additional Risk Factors and Information” for further information about these and other risks of investing in the Portfolio.

6	UIF Capital Growth Portfolio

Class I Prospectus

Additional Risk Factors and Information

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Portfolio. The Portfolio’s investment practices and limitations are described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries or companies. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.

Equity Securities

Equity securities include common stock, preferred stock, convertible securities, depositary receipts, rights and warrants. The Portfolio may invest in equity securities that are publicly traded on securities exchanges or over the counter or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to sell and their value may fluctuate more dramatically than other securities. The prices of convertible securities are affected by changes similar to those of equity and fixed income securities. The value of a convertible security tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying equity security.

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect the Portfolio’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

Emerging Market Risks

Emerging market or developing countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market or developing countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Foreign Currency

The Portfolio’s investments may be denominated in foreign currencies. The value of foreign currencies may fluctuate relative to the value of the U.S. dollar. Since the Portfolio may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolio’s assets. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Derivatives and Other Investments

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks,

UIF Capital Growth Portfolio	7

Additional Risk Factors and Information (Cont’d)

including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio’s investment objective, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Portfolio may principally use include the following:

Futures. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts.

Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected.

Temporary Defensive Investments

When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities that may be inconsistent with its principal investment strategies for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio’s performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover

Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs. The Portfolio may engage in frequent trading of securities to achieve its investment objective.

8	UIF Capital Growth Portfolio

Class I Prospectus

Fund Management

Fund Management

Investment Adviser

The Investment Adviser is Morgan Stanley Investment Management Inc. The Adviser, with principal offices at 522 Fifth Avenue, New York, New York 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and the indirect parent of Morgan Stanley Distribution, Inc., the Fund’s distributor (the “Distributor”). Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2009, the Adviser, together with its affiliated asset management companies, had approximately $395.3 billion in assets under management or supervision.

Advisory Fee

The Adviser is entitled to receive an advisory fee at an annual percentage of the Portfolio’s average daily net assets as set forth in the table below:

Assets	Fee
First $1 billion	0.50%
From $1 billion to $2 billion	0.45%
From $2 billion to $3 billion	0.40%
More than $3 billion	0.35%

However, the Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 0.85% of its average daily net assets. For purposes of determining the amount of the advisory fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 0.85%. The fee waivers and/or expense reimbursements are expected to continue until such time as the Fund’s Board of Directors acts to discontinue such waivers and/or reimbursements when it deems that such action is appropriate.

For the fiscal year ended December 31, 2009, the Adviser received a fee for advisory services (net of fee waivers and/or expense reimbursements) equal to 0.45% of the Portfolio’s average daily net assets.

A discussion regarding the Board of Directors’ approval of the investment advisory agreement is available in the Fund’s semi-annual report to shareholders for the period ended June 30, 2009.

The Adviser and/or the Distributor may pay compensation (out of their own funds and not as an expense of the Portfolio) to certain affiliated or unaffiliated brokers, dealers and/or certain insurance companies or other financial intermediaries or service providers in connection with the sale, distribution, marketing and/or retention of shares of the Portfolio and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of the Portfolio’s shares over other investment options. Any such payments will not change the net asset value or the price of the Portfolio’s shares. For more information, please see the Fund’s SAI.

Portfolio Management

The Portfolio’s assets are managed by members of the Growth team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Dennis P. Lynch, David S. Cohen, Sam G. Chainani, Alexander T. Norton, Jason C. Yeung and Armistead B. Nash.

Mr. Lynch has been associated with the Adviser in an investment management capacity since 1998. Mr. Cohen has been associated with the Adviser in an investment management capacity since 1993. Mr. Chainani has been associated with the Adviser in an investment management capacity since 1996. Mr. Norton has been associated with the Adviser in an investment management capacity since 2000. Mr. Yeung has been associated with the Adviser in an investment management capacity since 2002. Mr. Nash has been associated with the Adviser in an investment management capacity since 2002.

Mr. Lynch is the lead portfolio manager of the Portfolio. Messrs. Cohen, Chainani, Norton, Yeung and Nash are co-portfolio managers. Members of the team collaborate to manage the assets of the Portfolio.

The Fund’s SAI provides additional information about the portfolio managers’ compensation

UIF Capital Growth Portfolio	9

Fund Management (Cont’d)

structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Portfolio.

The composition of the team may change from time to time.

10	UIF Capital Growth Portfolio

Class I Prospectus

Shareholder Information

Shareholder Information

Share Class

This Prospectus offers Class I shares of the Capital Growth Portfolio. The Fund also offers Class II shares of the Portfolio through a separate Prospectus. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Purchasing and Selling Portfolio Shares

Shares are offered on each day that the New York Stock Exchange (the “NYSE”) is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

There are no known disadvantages to variable product contract owners or qualified plan participants arising out of the fact that the Portfolio offers its shares to separate accounts of various insurance companies that offer variable annuity and variable life insurance products and various other entities under qualified pension and retirement plans. Nevertheless, the Board of Directors that oversees the Portfolio intends to monitor events to identify any material irreconcilable conflicts that may possibly arise due to these arrangements and to determine what action, if any, should be taken in response.

Pricing of Portfolio Shares

The price per share will be the NAV per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share’s portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.

About Net Asset Value

The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio’s investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, the value for those securities will be determined in good faith at fair value using methods approved by the Board of Directors. In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (for example, a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Fund’s Board of Directors. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer-specific development which is likely to have changed the value of the security. In these cases, the Portfolio’s NAV will reflect certain portfolio securities’ fair value rather than their market price. To the extent the Portfolio invests in open-end management companies that are registered under the Investment Company Act of 1940, as amended, the Portfolio’s NAV is calculated based upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

The NAV of Class I shares will differ from that of other classes because of class-specific expenses that each class may pay.

Dividends and Distributions

The Portfolio distributes its net investment income, if any, at least annually as dividends and makes dis-

UIF Capital Growth Portfolio	11

Shareholder Information (Cont’d)

tributions of its net realized capital gains, if any, at least annually.

Taxes

The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor’s tax circumstances are unique and the tax laws may change, you should consult your tax adviser about the federal, state and local tax consequences applicable to your investment.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners or qualified plan participants is referred to as “market-timing” or “short-term trading” and may present risks for other contract owners or participants with long-term interests in the Portfolio, which may include, among other things, dilution in the value of the Portfolio’s shares indirectly held by contract owners or participants with long-term interests in the Portfolio, interference with the efficient management of the Portfolio, increased brokerage and administrative costs and forcing the Portfolio to hold excess levels of cash.

In addition, the Portfolio is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Portfolio’s securities trade and the time as of which the Portfolio’s NAV is calculated (“time-zone arbitrage”). For example, a market-timer may submit instructions for the purchase of shares of the Portfolio based on events occurring after foreign market closing prices are established, but before the Portfolio’s NAV calculation that are likely to result in higher prices in foreign markets the following day. The market-timer would submit instructions to redeem the Portfolio’s shares the next day when the Portfolio’s share price would reflect the increased prices in foreign markets for a quick profit at the expense of contract owners or participants with long-term interests in the Portfolio.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price-arbitrage”). The Portfolio’s policies with respect to valuing portfolio securities are described above in “About Net Asset Value.”

The Fund’s Board of Directors has adopted policies and procedures to discourage frequent purchases and redemptions of Portfolio shares by Portfolio shareholders. Insurance companies or qualified plans generally do not provide specific contract owner or plan participant transaction instructions to the Portfolio on an ongoing basis. Therefore, to some extent, the Portfolio relies on the insurance companies and qualified plans to monitor frequent short-term trading by contract owners. However, the Portfolio has entered into agreements with insurance companies and qualified plans whereby the insurance companies and qualified plans are required to provide certain contract owner identification and transaction information upon the Portfolio’s request. The Portfolio may use this information to help identify and prevent market-timing activity in the Portfolio. There can be no assurance that the Portfolio will be able to identify or prevent all market-timing activity.

If the Portfolio identifies suspected market-timing activity, the insurance company or qualified plan will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners or participants). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to implement remedial steps to prevent market-timing activity in the Portfolio. If the insurance company or

12	UIF Capital Growth Portfolio

Class I Prospectus

Shareholder Information

Shareholder Information (Cont’d)

qualified plan is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners or participants may be able to engage in frequent trading to the detriment of contract owners or participants with long-term interests in the Portfolio. If the insurance company or qualified plan refuses to take remedial action, or takes action that the Portfolio deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company or qualified plan.

Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s securities is available in the Fund’s SAI.

UIF Capital Growth Portfolio	13

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Portfolio’s Class I shares for the past five fiscal years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower. The information has been audited by Ernst & Young LLP, an independent registered public accounting firm. Ernst & Young LLP’s unqualified report appears in the Portfolio’s Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and the Portfolio’s financial statements, as well as the SAI, are available at no cost from the Portfolio at the toll free number noted on the back cover to this Prospectus or from your insurance company.

	Year Ended December 31,
	2009		2008		2007		2006	2005
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$10.19		$20.09		$16.48		$15.83	$13.75
Income (Loss) From Investment Operations
Net Investment Income (Loss)#	0.02		0.01		0.05		(0.03)	(0.01)
Net Realized and Unrealized Gain (Loss)	6.66		(9.88)		3.56		0.68	2.16
Total From Investment Operations	6.68		(9.87)		3.61		0.65	2.15
Distributions from and/or in Excess of:
Net Investment Income	–		(0.03)		–		–	(0.07)
Net Asset Value, End of Period	$16.87		$10.19		$20.09		$16.48	$15.83
Total Return±	65.55	%*	(49.19)%		21.91%		4.11%	15.71%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$64,501		$47,933		$126,476		$124,941	$141,764
Ratio of Expenses to Average Net Assets(1)	0.85	%+	0.85	%+	0.82	%+	0.84%	0.83%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	0.16	%+	0.03	%+	0.30	%+	(0.21)%	(0.09)%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§	0.00	%§	0.00	%§	N/A	N/A
Portfolio Turnover Rate	19%		42%		55%		63%	84%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	0.90	%+	0.85	%+	N/A		N/A	N/A
Net Investment Income to Average Net Assets	0.11	%+	0.03	%+	N/A		N/A	N/A
#	Per share amount is based on average shares outstanding.
±	Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.
*	Performance was positively impacted by approximately 0.19% due to the receipt of proceeds from the settlements of class action suits involving primarily one of the Portfolio’s past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 65.36%.
+	The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.
§	Amount is less than 0.005%.

14	UIF Capital Growth Portfolio

Where to Find Additional Information

Statement of Additional Information

In addition to this Prospectus, the Fund has a SAI, dated April 30, 2010, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio’s investments. In the Fund’s shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio’s performance during that period.

For additional Fund information, including information regarding the investments comprising the Portfolio, and to make shareholder inquiries, please call 1-800-281-2715 or contact your insurance company.

You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company or on our web site at www.morganstanley.com/im.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission’s Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-551-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission’s web site at http://www.sec.gov; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund’s Investment Company Act registration number is 811-7607.

Class II Prospectus

April 30, 2010

The Universal Institutional Funds, Inc.

Capital Growth Portfolio

Long-term capital appreciation by investing primarily in growth-

oriented equity securities of large capitalization companies.

Investment Adviser

Morgan Stanley Investment Management Inc.

The Universal Institutional Funds, Inc. (the “Fund”) is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.

The Securities and Exchange Commission (the “Commission”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Ticker Symbol: UEGTX

Class II Prospectus

Portfolio Summary

Portfolio Summary

Capital Growth Portfolio

Objective

The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.

Fees and Expenses of the Portfolio (Class II)

The table below describes the fees and expenses that you may pay if you buy and hold the classes of shares that may be offered by the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Portfolio Operating Expenses would be higher.

Annual Portfolio Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Advisory Fees	0.50%
Distribution (12b-1) Fee	0.35%
Other Expenses*	0.41%
Total Annual Portfolio Operating Expenses	1.26%
Fee Waiver and/or Expense Reimbursement**	0.15%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.11%

*	The Portfolio may invest a portion of its assets in other investment companies (the “Acquired Funds”). The Portfolio’s shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Portfolio invests. The Portfolio estimates that these expenses constituted less than 0.01% of the Portfolio’s average net assets for the fiscal year ended December 31, 2009. The Portfolio’s estimated indirect expense from investing in the Acquired Funds is based upon the average allocation of the Portfolio’s investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds (including any current waivers and expense limitations) for the fiscal year ended December 31, 2009. Actual Acquired Fund expenses incurred by the Portfolio may vary with changes in the allocation of Portfolio assets among the Acquired Funds and with other events that directly affect the expenses of the Acquired Funds.

**	The Portfolio’s adviser, Morgan Stanley Investment Management, Inc. (the “Adviser”), has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed) (but including any 12b-1 fee), will not exceed 1.10%. The fee waivers and/or expense reimbursements are expected to continue until such time as the Fund’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate. The expenses of the Acquired Funds are not taken into account when calculating the fee waivers and/or expense reimbursements.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be equal to the amounts reflected in the table below.

	1 Year	3 Years	5 Years	10 Years
Capital Growth Portfolio	$113	$353	$612	$1,352

Portfolio Turnover

The Portfolio pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

The Adviser seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and foreign companies. The Portfolio invests primarily in companies with market capitalizations of generally $10 billion or more.

The Adviser may invest up to 25% in foreign securities, including emerging market securities classified as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), American Depositary Shares (“ADSs”) or Global Depositary Shares (“GDSs”), foreign U.S. dollar-denominated securities that are traded on a U.S. exchange or local shares of emerging market or developing countries.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial

UIF Capital Growth Portfolio	1

Capital Growth Portfolio (Cont’d)

instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Portfolio’s use of derivatives may involve the purchase and sale of derivative instruments such as futures and swaps and other related instruments and techniques.

The Portfolio may invest up to 10% of its net assets in real estate investment trusts (“REITs”).

Principal Risks

An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Portfolio’s principal investment strategies are subject to the following principal risks:

• Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors, including events that affect entire financial markets or industries and events that affect particular issuers. To the extent that the Portfolio invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

• Foreign and Emerging Market Securities. Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. The Portfolio’s investments may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

• REITs. Like mutual funds, REITs have expenses, including advisory and administration fees, that are paid by their shareholders. As a result, shareholders will absorb duplicate levels of fees when the Portfolio invests in REITs. A general downturn in real estate values also can hurt REIT performance. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for the Portfolio, including significantly reducing the return to the Portfolio on its investment in such company.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class II shares year-by-year and by showing how the Portfolio’s Class II shares’ average annual returns for the past one-year and five-year periods and since the Portfolio’s Class II inception compare with those of an index of similar securities over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future. Updated performance information is available on the Fund’s website at www.morganstanley.com/im.

2	UIF Capital Growth Portfolio

Class II Prospectus

Portfolio Summary

Capital Growth Portfolio (Cont’d)

Annual Total Returns—Calendar Years (Class II)

Commenced operations on May 5, 2003

High Quarter	04/09 - 06/09	21.26%
Low Quarter	10/08 - 12/08	-29.08%

Average Annual Total Returns (Class II)

(for the calendar periods ended December 31, 2009)

	Capital Growth Portfolio	Russell 1000® Growth Index*
Past One Year	65.14%	37.21%
Past Five Years	4.06%	1.63%
Since Inception 5/5/03	6.60%	5.05%

*

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Investment Adviser

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Growth team manages the Portfolio. Information about the current members of the Growth team jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing the Portfolio
Dennis P. Lynch	Managing Director	June 2004
David S. Cohen	Managing Director	June 2004
Sam G. Chainani	Managing Director	June 2004
Alexander T. Norton	Executive Director	July 2005
Jason C. Yeung	Executive Director	September 2007
Armistead B. Nash	Executive Director	September 2008

Purchase and Sale of Portfolio Shares

This Prospectus offers Class II shares of the Capital Growth Portfolio. The Fund also offers Class I shares of the Portfolio through a separate Prospectus. Class I shares are subject to lower expenses, but may not be available through your insurance company. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Fund shares will be sold at the net asset value (“NAV”) next determined after we receive your redemption request.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the “Shareholder Information—Purchasing and Selling Portfolio Shares” section of this Prospectus.

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

For more information, please refer to the “Shareholder Information—Taxes” section of the Prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or

UIF Capital Growth Portfolio	3

Capital Growth Portfolio (Cont’d)

insurance company), which may be affiliated or unaffiliated with the Adviser, the Adviser and/or the Portfolio’s distributor may pay (out of their own funds and not as an expense of the Portfolio) the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker- dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

4	UIF Capital Growth Portfolio

Class II Prospectus

Details of the Portfolio

Details of the Portfolio

Capital Growth Portfolio

Objective

The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.

Approach

The Adviser seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and foreign companies. The Portfolio invests primarily in companies with market capitalizations of generally $10 billion or more that the Adviser believes exhibit, among other things, strong free cash flow and compelling business strategies. The Adviser emphasizes individual security selection.

The Adviser may invest up to 25% in foreign securities, including emerging market securities classified as ADRs, GDRs, ADSs or GDSs, foreign U.S. dollar-denominated securities that are traded on a U.S. exchange or local shares of emerging market or developing countries.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Portfolio’s use of derivatives may involve the purchase and sale of derivative instruments such as futures and swaps and other related instruments and techniques.

Process

The Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward profile. The Adviser generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

The Portfolio may invest up to 10% of its net assets in REITs.

Risks

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example).

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States.

The Portfolio’s investments may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

REITs pool investors’ funds for investments primarily in real estate properties or real estate related loans. Like mutual funds, REITs have expenses, including advisory and administration fees, that are paid by their shareholders. As a result, shareholders will absorb duplicate levels of fees when the Portfolio invests in REITs. The performance of any Portfolio REIT holdings ultimately depends on the types of real property in which the REITs invest and how well the property is managed. A general downturn in real estate values also can hurt REIT performance. In

UIF Capital Growth Portfolio	5

Capital Growth Portfolio (Cont’d)

addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for the Portfolio, including significantly reducing the return to the Portfolio on its investment in such company.

Please see “Additional Risk Factors and Information” for further information about these and other risks of investing in the Portfolio.

6	UIF Capital Growth Portfolio

Class II Prospectus

Risk Factors and Information

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Portfolio. The Portfolio’s investment practices and limitations are described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries or companies. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.

Equity Securities

Equity securities include common stock, preferred stock, convertible securities, depositary receipts, rights and warrants. The Portfolio may invest in equity securities that are publicly traded on securities exchanges or over the counter or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to sell and their value may fluctuate more dramatically than other securities. The prices of convertible securities are affected by changes similar to those of equity and fixed income securities. The value of a convertible security tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying equity security.

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect the Portfolio’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

Emerging Market Risks

Emerging market or developing countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market or developing countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Foreign Currency

The Portfolio’s investments may be denominated in foreign currencies. The value of foreign currencies may fluctuate relative to the value of the U.S. dollar. Since the Portfolio may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolio’s assets. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Derivatives and Other Investments

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of

UIF Capital Growth Portfolio	7

Additional Risk Factors and Information (Cont’d)

the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio’s investment objective, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Portfolio may principally use include the following:

Futures. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts.

Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected.

Temporary Defensive Investments

When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities that may be inconsistent with its principal investment strategies for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio’s performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover

Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs. The Portfolio may engage in frequent trading of securities to achieve its investment objective.

8	UIF Capital Growth Portfolio

Class II Prospectus

Fund Management

Fund Management

Investment Adviser

The Investment Adviser is Morgan Stanley Investment Management Inc. The Adviser, with principal offices at 522 Fifth Avenue, New York, New York 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and the indirect parent of Morgan Stanley Distribution, Inc., the Fund’s distributor (the “Distributor”). Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2009, the Adviser, together with its affiliated asset management companies, had approximately $395.3 billion in assets under management or supervision.

Advisory Fee

The Adviser is entitled to receive an advisory fee at an annual percentage of the Portfolio’s average daily net assets as set forth in the table below:

Assets	Fee
First $1 billion	0.50%
From $1 billion to $2 billion	0.45%
From $2 billion to $3 billion	0.40%
More than $3 billion	0.35%

However, the Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 1.10% of its average daily net assets. For purposes of determining the amount of the advisory fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 1.10%. The fee waivers and/or expense reimbursements are expected to continue until such time as the Fund’s Board of Directors acts to discontinue such waivers and/or reimbursements when it deems that such action is appropriate.

For the fiscal year ended December 31, 2009, the Adviser received a fee for advisory services (net of fee waivers and/or expense reimbursements) equal to 0.45% of the Portfolio’s average daily net assets.

A discussion regarding the Board of Directors’ approval of the investment advisory agreement is available in the Fund’s semi-annual report to shareholders for the period ended June 30, 2009.

Portfolio Management

The Portfolio’s assets are managed by members of the Growth team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Dennis P. Lynch, David S. Cohen, Sam G. Chainani, Alexander T. Norton, Jason C. Yeung and Armistead B. Nash.

Mr. Lynch has been associated with the Adviser in an investment management capacity since 1998. Mr. Cohen has been associated with the Adviser in an investment management capacity since 1993. Mr. Chainani has been associated with the Adviser in an investment management capacity since 1996. Mr. Norton has been associated with the Adviser in an investment management capacity since 2000. Mr. Yeung has been associated with the Adviser in an investment management capacity since September 2002. Mr. Nash has been associated with the Adviser in an investment management capacity since 2002.

Mr. Lynch is the lead portfolio manager of the Portfolio. Messrs. Cohen, Chainani, Norton, Yeung and Nash are co-portfolio managers. Members of the team collaborate to manage the assets of the Portfolio.

The Fund’s SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Portfolio.

The composition of the team may change from time to time.

Distribution Plan

The Fund has adopted a Plan of Distribution for the Portfolio’s Class II shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Plan”). Under the Plan, the Portfolio is authorized to pay the Distributor a monthly 12b-1 fee at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. Such amount shall be paid to compensate the Distributor for remittance to insurance companies

UIF Capital Growth Portfolio	9

Fund Management (Cont’d)

which offer the Fund as an investment option. These payments are intended to compensate insurance companies for distribution and/or administrative related expenses incurred or paid in connection with the distribution of Class II shares of the Portfolio. The Distributor has voluntarily agreed to waive 0.10% of the 0.35% 12b-1 fee that it may receive. This waiver is voluntary, and the Distributor reserves the right to terminate the waiver at any time and without notice.

Since the 12b-1 fees associated with the Plan are paid out of the Portfolio’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Portfolio) to certain affiliated or unaffiliated brokers, dealers and/or certain insurance companies or other financial intermediaries or service providers in connection with the sale, distribution, marketing and/or retention of shares of the Portfolio and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of the Portfolio’s shares over other investment options. Any such payments will not change the net asset value or the price of the Portfolio’s shares. For more information, please see the Fund’s SAI.

10	UIF Capital Growth Portfolio

Class II Prospectus

Shareholder Information

Shareholder Information

Share Class

This Prospectus offers Class II shares of the Capital Growth Portfolio. The Fund also offers Class I shares of the Portfolio through a separate Prospectus. Class I shares are subject to lower expenses, but may not be available through your insurance company. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Purchasing and Selling Portfolio Shares

Shares are offered on each day that the New York Stock Exchange (the “NYSE”) is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

There are no known disadvantages to variable product contract owners or qualified plan participants arising out of the fact that the Portfolio offers its shares to separate accounts of various insurance companies that offer variable annuity and variable life insurance products and various other entities under qualified pension and retirement plans. Nevertheless, the Board of Directors that oversees the Portfolio intends to monitor events to identify any material irreconcilable conflicts that may possibly arise due to these arrangements and to determine what action, if any, should be taken in response.

Pricing of Portfolio Shares

The price per share will be the NAV per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share’s portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.

About Net Asset Value

The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio’s investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, the value for those securities will be determined in good faith at fair value using methods approved by the Board of Directors. In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (for example, a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Fund’s Board of Directors. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer-specific development which is likely to have changed the value of the security. In these cases, the Portfolio’s NAV will reflect certain portfolio securities’ fair value rather than their market price. To the extent the Portfolio invests in open-end management companies that are registered under the Investment Company Act of 1940, as amended, the Portfolio’s NAV is calculated based upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

The NAV of Class II shares will differ from that of other classes because of class-specific expenses that each class may pay.

Dividends and Distributions

The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains.

UIF Capital Growth Portfolio	11

Shareholder Information (Cont’d)

The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor’s tax circumstances are unique and the tax laws may change, you should consult your tax adviser about the federal, state and local tax consequences applicable to your investment.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners or qualified plan participants is referred to as “market-timing” or “short-term trading” and may present risks for other contract owners or participants with long-term interests in the Portfolio, which may include, among other things, dilution in the value of the Portfolio’s shares indirectly held by contract owners or participants with long-term interests in the Portfolio, interference with the efficient management of the Portfolio, increased brokerage and administrative costs and forcing the Portfolio to hold excess levels of cash.

In addition, the Portfolio is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Portfolio’s securities trade and the time as of which the Portfolio’s NAV is calculated (“time-zone arbitrage”). For example, a market-timer may submit instructions for the purchase of shares of the Portfolio based on events occurring after foreign market closing prices are established, but before the Portfolio’s NAV calculation that are likely to result in higher prices in foreign markets the following day. The market-timer would submit instructions to redeem the Portfolio’s shares the next day when the Portfolio’s share price would reflect the increased prices in foreign markets for a quick profit at the expense of contract owners or participants with long-term interests in the Portfolio.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price-arbitrage”). The Portfolio’s policies with respect to valuing portfolio securities are described above in “About Net Asset Value.”

The Fund’s Board of Directors has adopted policies and procedures to discourage frequent purchases and redemptions of Portfolio shares by Portfolio shareholders. Insurance companies or qualified plans generally do not provide specific contract owner or plan participant transaction instructions to the Portfolio on an ongoing basis. Therefore, to some extent, the Portfolio relies on the insurance companies and qualified plans to monitor frequent short-term trading by contract owners. However, the Portfolio has entered into agreements with insurance companies and qualified plans whereby the insurance companies and qualified plans are required to provide certain contract owner identification and transaction information upon the Portfolio’s request. The Portfolio may use this information to help identify and prevent market-timing activity in the Portfolio. There can be no assurance that the Portfolio will be able to identify or prevent all market-timing activity.

If the Portfolio identifies suspected market-timing activity, the insurance company or qualified plan will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners or participants). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to implement remedial steps to prevent market-timing activity in the Portfolio. If the insurance company or qualified plan is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners or participants may be able to engage in frequent trading to the detriment of contract owners or participants with long-term interests in the Portfolio. If the insurance company or qualified plan refuses to take remedial action, or takes action that the Portfolio deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company or qualified plan.

Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s securities is available in the Fund’s SAI.

12	UIF Capital Growth Portfolio

Class II Prospectus

Financial Highlights

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Portfolio’s Class II shares for the past five fiscal years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower. The information has been audited by Ernst & Young LLP, an independent registered public accounting firm. Ernst & Young LLP’s unqualified report appears in the Portfolio’s Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and the Portfolio’s financial statements, as well as the SAI, are available at no cost from the Portfolio at the toll free number noted on the back cover to this Prospectus or from your insurance company.

	Year Ended December 31,
	2009		2008		2007		2006	2005

Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$10.07		$19.88		$16.34		$15.74	$13.68
Income (Loss) From Investment Operations
Net Investment Income (Loss)#	(0.01)		(0.03)		0.01		(0.07)	(0.05)
Net Realized and Unrealized Gain (Loss)	6.57		(9.78)		3.53		0.67	2.16
Total From Investment Operations	6.56		(9.81)		3.54		0.60	2.11
Distributions from and/or in Excess of:
Net Investment Income	–		–		–		–	(0.05)
Net Asset Value, End of Period	$16.63		$10.07		$19.88		$16.34	$15.74
Total Return±	65.14	%*	(49.35)%		21.66%		3.81%	15.48%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$28,017		$12,402		$26,641		$24,626	$24,838
Ratio of Expenses to Average Net Assets(1)	1.10	%+	1.10	%+	1.07	%+	1.09%	1.08%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	(0.07	)%+	(0.20	)%+	0.05	%+	(0.45)%	(0.33)%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§	0.00	%§	0.00	%§	N/A	N/A
Portfolio Turnover Rate	19%		42%		55%		63%	84%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.25	%+	1.20	%+	1.17	%+	1.19%	1.18%
Net Investment Income (Loss) to Average Net Assets	(0.22	)%+	(0.30	)%+	(0.05	)%+	(0.55)%	(0.43)%
#	Per share amount is based on average shares outstanding.
±	Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.
*	Performance was positively impacted by approximately 0.19% due to the receipt of proceeds from the settlements of class action suits involving primarily one of the Portfolio’s past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class II shares would have been approximately 64.95%.
+	The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.
§	Amount is less than 0.005%.

UIF Capital Growth Portfolio	13

Where to Find Additional Information

Statement of Additional Information

In addition to this Prospectus, the Fund has a SAI, dated April 30, 2010, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio’s investments. In the Fund’s shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio’s performance during that period.

For additional Fund information, including information regarding the investments comprising the Portfolio, and to make shareholder inquiries, please call 1-800-281-2715 or contact your insurance company.

You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company or on our web site at www.morganstanley.com/im.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission’s Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-551-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission’s web site at http://www.sec.gov; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund’s Investment Company Act registration number is 811-7607.

Class I Prospectus

April 30, 2010

The Universal Institutional Funds, Inc.

Core Plus Fixed Income Portfolio

Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

Investment Adviser

Morgan Stanley Investment Management Inc.

The Universal Institutional Funds, Inc. (the “Fund”) is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.

The Securities and Exchange Commission (the “Commission”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Ticker Symbol: UFIPX

Class I Prospectus

Portfolio Summary

Portfolio Summary

Core Plus Fixed Income Portfolio

Objective

The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

Fees and Expenses of the Portfolio (Class I)

The table below describes the fees and expenses that you may pay if you buy and hold the classes of shares that may be offered by the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Portfolio Operating Expenses would be higher.

Annual Portfolio Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Advisory Fees	0.375%
Distribution (12b-1) Fee	None
Other Expenses	0.34%
Acquired Fund Fees & Expenses*	0.01%
Total Annual Portfolio Operating Expenses	0.73%
Fee Waiver and/or Expense Reimbursement**	0.03%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.70%

*	The Portfolio may invest a portion of its assets in other investment companies (the “Acquired Funds”). The Portfolio’s shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Portfolio invests. “Acquired Fund Fees & Expenses” in the table is an estimate of those expenses. The estimate is based upon the average allocation of the Portfolio’s investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds (including any current waivers and expense limitations) for the fiscal year ended December 31, 2009. Actual Acquired Fund expenses incurred by the Portfolio may vary with changes in the allocation of Portfolio assets among the Acquired Funds and with other events that directly affect the expenses of the Acquired Funds. Since “Acquired Fund Fees & Expenses” are not directly borne by the Portfolio, they are not reflected in the Portfolio’s financial statements, with the result that the information presented in the table will differ from that presented in the Financial Highlights.

**	The Portfolio’s adviser, Morgan Stanley Investment Management Inc. (the “Adviser”), has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed), will not exceed 0.70%. The fee waivers and/or expense reimbursements are expected to continue until such time as the Fund’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate. The expenses of the Acquired Funds are not taken into account when calculating the fee waivers and/or expense reimbursements.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be equal to the amounts reflected in the table below.

	1 Year	3 Years	5 Years	10 Years
Core Plus Fixed Income Portfolio	$72	$224	$390	$871

Portfolio Turnover

The Portfolio pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 433% of the average value of its portfolio.

Principal Investment Strategies

The Adviser invests primarily in a diversified mix of U.S. dollar denominated investment grade fixed income securities, particularly U.S. government, corporate and mortgage securities. The Portfolio will ordinarily seek to maintain an average weighted maturity between five and ten years. Although there is no minimum or maximum maturity for any individual security, the Adviser actively manages the interest rate risk of the Portfolio within a range relative to its benchmark. The Portfolio may invest opportunistically in high yield securities (commonly referred to as “junk bonds”). High yield securities are fixed-income securities rated below Baa by Moody’s

UIF Core Plus Fixed Income Portfolio	1

Core Plus Fixed Income Portfolio (Cont’d)

Investors Service, Inc. (“Moody’s”) or below BBB by Standard & Poor’s Rating Group, a division of The McGraw-Hill Companies, Inc. (“S&P”), or if unrated considered by the Adviser to be of equivalent quality. The Portfolio may invest in securities of foreign issuers, including issuers located in emerging market or developing countries. The securities in which the Portfolio may also invest may be denominated in currencies other than U.S. dollars. The Portfolio may also invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis (“TBAs”). The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Portfolio’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, collateralized mortgage obligations (“CMOs”), stripped mortgage-backed securities (“SMBS”), commercial mortgage-backed securities (“CMBS”), inverse floaters and other related instruments and techniques. The Portfolio may also use forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities. The Portfolio may invest in public bank loans made by banks or other financial institutions. These public bank loans may be rated investment grade or below investment grade. The Portfolio may engage in frequent trading of securities to achieve its investment objective.

Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in fixed income securities. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. Derivative instruments used by the Portfolio will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Principal Risks

An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Portfolio’s principal investment strategies are subject to the following principal risks:

• Fixed Income Securities. Market prices of the Portfolio’s fixed income securities respond to economic developments, especially changes in interest rates, changes in the general level of spreads between U.S. Treasury and non-Treasury securities, as well as to perceptions of the creditworthiness of individual issuers. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of fixed income securities also generally will fall if an issuer’s credit rating declines, and rise if it improves. Prices of longer term fixed income securities also are generally more volatile, so the average maturity of the securities in the Portfolio affects risk. Securities with greater spread durations are likely to be more sensitive to changes in spreads between U.S. Treasury and non-Treasury securities, generally making them more volatile than securities with lesser spread durations. Spread duration measures the change in the value of the security (or portfolio) for a given change in the interest rate spread (difference) between U.S. Treasury and non-Treasury securities.

• Mortgage Securities. The prices of mortgage securities may be particularly sensitive to changes in interest rates because of the risk that borrowers will become more or less likely to refinance their mortgages. For example, an increase in interest rates generally will reduce prepayments, effectively lengthening the maturity of some mortgage securities, and making them subject to more drastic price movements. Because of prepayment issues, it is not possible to predict the ultimate maturity of mortgage securities. Rates of prepayment faster or slower than anticipated by the Adviser could result in reduced yields, increased volatility and/or reductions in net asset value. Investments in TBAs may give rise to a form of leverage. Leverage may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Further, TBAs may cause the portfolio turnover rate to be higher.

• High Yield Securities (“Junk Bonds”). High yield securities range from those for which the prospect for repayment of principal and interest is predominantly

2	UIF Core Plus Fixed Income Portfolio

Class I Prospectus

Portfolio Summary

Core Plus Fixed Income Portfolio (Cont’d)

speculative to those which are currently in default on principal or interest payments. When the Portfolio invests in high yield securities, it generally seeks to receive a correspondingly higher return on the securities it holds to compensate it for the additional credit risk and market risk it has assumed. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Prices of high yield securities will rise and fall primarily in response to actual or perceived changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price.

• Foreign and Emerging Market Securities. Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. The Portfolio’s investments may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

• Portfolio Turnover. Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover will cause the Portfolio to incur additional transaction costs.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares year-by-year and by showing how the Portfolio’s Class I shares’ average annual returns for the past one, five and ten year periods compare with those of an index of similar securities over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future. Updated performance information is available on the Fund’s website at www.morganstanley.com/im.

Annual Total Returns—(Calendar Years) (Class I)

Commenced operations on January 2, 1997

High Quarter	07/09 - 09/09	4.64%
Low Quarter	07/08 - 09/08	-5.49%

Average Annual Total Returns (Class I)

(for the calendar periods ended December 31, 2009)

	Core Plus Fixed Income Portfolio	Barclays Capital U.S. Aggregate Index*
Past One Year	9.64%	5.93%
Past Five Years	2.34%	4.97%
Past Ten Years	4.80%	6.33%

*	The Barclays Capital U.S. Aggregate Index tracks the performance of all U.S. government agency and Treasury securities, investment-grade corporate debt securities, agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

UIF Core Plus Fixed Income Portfolio	3

Core Plus Fixed Income Portfolio (Cont’d)

Investment Adviser

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Taxable Fixed Income team manages the Portfolio. Information about the current members of the Taxable Fixed Income team jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing the Portfolio
W. David Armstrong	Managing Director	January 2005
Sanjay Verma	Managing Director	August 2008

Purchase and Sale of Portfolio Shares

This Prospectus offers Class I shares of the Core Plus Fixed Income Portfolio. The Fund also offers Class II shares of the Portfolio through a separate Prospectus. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Fund shares will be sold at the net asset value (“NAV”) next determined after we receive your redemption request.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the “Shareholder Information—Purchasing and Selling Portfolio Shares” section of this Prospectus.

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

For more information, please refer to the “Shareholder Information—Taxes” section of the Prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), which may be affiliated or unaffiliated with the Adviser, the Adviser and/or the Portfolio’s distributor may pay (out of their own funds and not as an expense of the Portfolio) the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

4	UIF Core Plus Fixed Income Portfolio

Class I Prospectus

Details of the Portfolio

Details of the Portfolio

Core Plus Fixed Income Portfolio

Objective

The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

Approach

The Adviser invests primarily in a diversified mix of U.S. dollar denominated investment grade fixed income securities, particularly U.S. government, corporate and mortgage securities. The Portfolio will ordinarily seek to maintain an average weighted maturity between five and ten years. Although there is no minimum or maximum maturity for any individual security, the Adviser actively manages the interest rate risk of the Portfolio within a range relative to its benchmark. The Portfolio may invest opportunistically in high yield securities (commonly referred to as “junk bonds”). High yield securities are fixed-income securities rated below Baa by Moody’s or below BBB by S&P, or if unrated considered by the Adviser to be of equivalent quality. The Portfolio may invest in securities of foreign issuers, including issuers located in emerging market or developing countries. The securities in which the Portfolio may also invest may be denominated in currencies other than U.S. dollars. The Portfolio may also invest in TBAs. The Portfolio may invest in asset-backed securities. The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Portfolio’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, CMOs, SMBS, CMBS, inverse floaters and other related instruments and techniques. The Portfolio may also use forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities. The Portfolio may invest in public bank loans made by banks or other financial institutions. These public bank loans may be rated investment grade or below investment grade.

Process

The Adviser employs a value approach toward fixed income investing. The Adviser’s research teams evaluate the relative attractiveness among corporate, mortgage and U.S. government securities, and also may consider the relative attractiveness of non-dollar denominated issues. The Adviser relies upon value measures to guide its decisions regarding sector, security and country selection, such as the relative attractiveness of the extra yield offered by securities other than those issued by the U.S. Treasury. The Adviser also measures various types of risk by monitoring interest rates, inflation, the shape of the yield curve, credit risk, prepayment risk, country risk and currency valuations. The Adviser’s management team builds an investment portfolio designed to take advantage of its judgment on these factors, while seeking to balance the overall risk of the Portfolio. The Adviser may sell securities or exit positions when it believes that expected risk-adjusted return is low compared to other investment opportunities. The Portfolio may engage in frequent trading of securities to achieve its investment objective.

Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in fixed income securities. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. Derivative instruments used by the Portfolio will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Risks

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks associated with fixed income securities. Market prices of the Portfolio’s fixed income securities respond to economic developments, especially changes in interest rates, changes in the general level of spreads between U.S. Treasury and non-Treasury securities, as well as to perceptions of the creditworthiness of individual issuers. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of fixed income securities also generally will fall if an issuer’s credit rating declines, and rise if it improves. Prices of longer term fixed income securities also are generally more volatile, so the average maturity of the securities in the Portfolio affects risk. Securities with greater spread durations are likely to be more sensitive to changes in spreads between U.S. Treasury and non-Treasury securities, generally making them more volatile than securities with lesser spread durations. Spread duration measures the change in the value of

UIF Core Plus Fixed Income Portfolio	5

Core Plus Fixed Income Portfolio (Cont’d)

the security (or portfolio) for a given change in the interest rate spread (difference) between U.S. Treasury and non-Treasury securities.

The prices of mortgage securities may be particularly sensitive to changes in interest rates because of the risk that borrowers will become more or less likely to refinance their mortgages. For example, an increase in interest rates generally will reduce prepayments, effectively lengthening the maturity of some mortgage securities, and making them subject to more drastic price movements. Because of prepayment issues, it is not possible to predict the ultimate maturity of mortgage securities. Rates of prepayment faster or slower than anticipated by the Adviser could result in reduced yields, increased volatility and/or reductions in net asset value. Investments in TBAs may give rise to a form of leverage. Leverage may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Further, TBAs may cause the portfolio turnover rate to be higher.

The Portfolio may invest in fixed income securities that are rated below investment grade or are not rated, but are of equivalent quality. These fixed income securities are often referred to as high yield securities or “junk bonds.” High yield securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. When the Portfolio invests in high yield securities, it generally seeks to receive a correspondingly higher return on the securities it holds to compensate it for the additional credit risk and market risk it has assumed. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Prices of high yield securities will rise and fall primarily in response to actual or perceived changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States.

The Portfolio’s investments may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover will cause the Portfolio to incur additional transaction costs.

Please see “Additional Risk Factors and Information” for further information about these and other risks of investing in the Portfolio.

6	UIF Core Plus Fixed Income Portfolio

Class I Prospectus

Risk Factors and Information

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Portfolio. The Portfolio’s investment practices and limitations are described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.

Fixed Income Securities

Fixed income securities generally are subject to risks related to changes in interest rates and in the financial health or credit rating of the issuers. The value of a fixed income security typically moves in the opposite direction of prevailing interest rates: if rates rise, the value of a fixed income security falls; if rates fall, the value increases. The maturity and duration of a fixed income instrument also affect the extent to which the price of the security will change in response to these and other factors. Longer term securities tend to experience larger changes than shorter term securities because they are more sensitive to changes in interest rates or in the credit ratings of the issuers. The average duration of a fixed income portfolio measures its exposure to the risk of changing interest rates. A Portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates as compared with a portfolio with a higher duration. Certain types of fixed income securities, such as inverse floaters, are designed to respond differently to changes in interest rates.

Mortgage Securities

Mortgage securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase and its market price will decrease. When interest rates fall, however, mortgage securities may not gain as much in market value because additional mortgage prepayments must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage securities and, therefore, to assess the volatility risk of that portfolio.

The Portfolio may invest in mortgage securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities. These securities are either direct obligations of the U.S. government or the issuing agency or instrumentality has the right to borrow from the U.S. Treasury to meet its obligations although the U.S. Treasury is not legally required to extend credit to the agency or instrumentality. Certain of these mortgage securities purchased by the Portfolio, such as those issued by the Government National Mortgage Association and the Federal Housing Administration, are backed by the full faith and credit of the United States. Other of these mortgage securities purchased by the Portfolio, such as those issued by the Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”), are not backed by the full faith and credit of the United States and there is a risk that the U.S. government will not provide financial support to these agencies if it is not obligated to do so by law. In September 2008, the U.S. Treasury Department announced that the government would be taking over Fannie Mae and Freddie Mac and placing the companies into a conservatorship. In addition, the U.S. Treasury announced additional steps that it intended to take with respect to the debt and mortgage-based securities issued by Fannie Mae and Freddie Mac in order to support the conservatorship. No assurance can be given that these initiatives will be successful. The maximum potential liability of the issuers of some of the mortgage securities held by the Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

To the extent the Portfolio invests in mortgage securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bank-

UIF Core Plus Fixed Income Portfolio	7

Additional Risk Factors and Information (Cont’d)

ers and other secondary market issuers, the Portfolio may be subject to additional risks. Timely payment of interest and principal of non-governmental issuers are supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer. There can be no assurance that the private insurers can meet their obligations under the policies. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage backed security and could result in losses to the Portfolio. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages.

Asset-Backed Securities

Asset-backed securities apply the securitization techniques used to develop mortgage-backed securities to a broad range of other assets. Various types of assets, primarily automobile and credit card receivables and home equity loans, are pooled and securitized in pass-through structures similar to pass-through structures developed with respect to mortgage securitizations. Asset-backed securities have risk characteristics similar to mortgage-backed securities. Like mortgage-backed securities, they generally decrease in value as a result of interest rate increases, but may benefit less than other fixed-income securities from declining interest rates, principally because of prepayments. Also, as in the case of mortgage-backed securities, prepayments generally increase during a period of declining interest rates, although other factors, such as changes in credit use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities.

Public Bank Loans

Public bank loans are privately negotiated loans for which information about the issuer has been made publicly available. Public bank loans are not registered under the Securities Act of 1933 and are not publicly traded. Bank loans are usually second lien loans, which are lower in priority to senior loans, but have seniority in a company’s capital structure to other liabilities, so that the company is required to pay down these second lien loans prior to other lower-ranked claims on their assets. Bank loans normally pay interest at floating rates, and as a result, may protect investors from increases in interest rates.

Certain public bank loans are illiquid, meaning the Portfolio may not be able to sell them quickly at a fair price. Illiquid securities are also difficult to value. To the extent a bank loan has been deemed illiquid, it will be subject to the Portfolio’s restrictions on investment in illiquid securities. The secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Bank loans are subject to the risk of default in the payment of interest or principal on a loan, which will result in a reduction of income to the Portfolio, and a potential decrease in the Portfolio’s net asset value. The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. Bank loans that are rated below investment grade share the same risks of other below investment grade securities. Because public bank loans usually rank lower in priority of payment to senior loans, they present a greater degree of investment risk due to the fact that the cash flow or other property of the borrower securing the bank loan may be insufficient to meet scheduled payments after meeting the payment obligations of the senior secured obligations of the borrower. These bank loans may exhibit greater price volatility as well.

Derivatives and Other Investments

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives

8	UIF Core Plus Fixed Income Portfolio

Class I Prospectus

Additional Investment Information

Additional Risk Factors and Information (Cont’d)

involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio’s investment objective, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Portfolio may principally use include the following:

Futures. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts.

Options. If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium paid by the Portfolio. If the Portfolio sells an option, it sells to another person the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Portfolio. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected.

The Portfolio’s use of swaps may include those based on the credit of an underlying security and commonly referred to as “credit default swaps.” Where the Portfolio is the buyer of a credit default swap contract, it would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default by a third party on the debt obligation. If no default occurs, the Portfolio would have

UIF Core Plus Fixed Income Portfolio	9

Additional Risk Factors and Information (Cont’d)

paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation.

CMOs. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collectively “Mortgage Assets”). Payments of principal and interest on the Mortgage Assets and any reinvestment income are used to make payments on the CMOs. CMOs are issued in multiple classes. Each class has a fixed or floating rate and a stated maturity or final distribution date. The principal and interest on the Mortgage Assets may be allocated among the classes in a number of different ways. Certain classes will, as a result of the allocation, have more predictable cash flows than others. As a general matter, the more predictable the cash flow, the lower the yield relative to other Mortgage Assets. The less predictable the cash flow, the higher the yield and the greater the risk. The Portfolio may invest in any class of CMO.

The principal and interest on the Mortgage Assets comprising a CMO may be allocated among the several classes of a CMO in many ways. The general goal in allocating cash flows on Mortgage Assets to the various classes of a CMO is to create certain tranches on which the expected cash flows have a higher degree of predictability than do the underlying Mortgage Assets. As a general matter, the more predictable the cash flow is on a particular CMO tranche, the lower the anticipated yield on that tranche at the time of issue will be relative to the prevailing market yields on the Mortgage Assets. As part of the process of creating more predictable cash flows on certain tranches of a CMO, one or more tranches generally must be created that absorb most of the changes in the cash flows on the underlying Mortgage Assets. The yields on these tranches are generally higher than prevailing market yields on other mortgage related securities with similar average lives. Principal prepayments on the underlying Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Because of the uncertainty of the cash flows on these tranches, the market prices and yields of these tranches are more volatile and may increase or decrease in value substantially with changes in interest rates and/or the rates of prepayment. Due to the possibility that prepayments (on home mortgages and other collateral) will alter the cash flow on CMOs, it is not possible to determine in advance the final maturity date or average life. Faster prepayment will shorten the average life and slower prepayments will lengthen it. In addition, if the collateral securing CMOs or any third party guarantees are insufficient to make payments, the Portfolio could sustain a loss.

SMBS. SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Investments in each class of stripped mortgage-backed securities are extremely sensitive to changes in interest rates. IOs tend to decrease in value substantially if interest rates decline and prepayment rates become more rapid. POs tend to decrease in value substantially if interest rates increase and the rate of prepayment decreases. If the Portfolio invests in stripped mortgage-backed securities and interest rates move in a manner not anticipated by the Adviser, it is possible that the Portfolio could lose all or substantially all of its investment.

CMBS. CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of their remaining principal balance or “balloon” is due and is repaid through the attainment of an additional loan or sale of the property. An extension of a final payment on commercial mortgages will increase the average life of the CMBS, generally resulting in lower yield for discount bonds and a higher yield for premium bonds.

10	UIF Core Plus Fixed Income Portfolio

Class I Prospectus

Additional Investment Information

Additional Risk Factors and Information (Cont’d)

CMBS are subject to credit risk and prepayment risk. Although prepayment risk is present, it is of a lesser degree in the CMBS than in the residential mortgage market; commercial real estate property loans often contain provisions which substantially reduce the likelihood that such securities will be prepaid (e.g., significant prepayment penalties on loans and, in some cases, prohibition on principal payments for several years following origination).

Inverse Floaters. Inverse floating rate obligations are obligations which pay interest at rates that vary inversely with changes in market rates of interest. Because the interest rate paid to holders of such obligations is generally determined by subtracting a variable or floating rate from a predetermined amount, the interest rate paid to holders of such obligations will decrease as such variable or floating rate increases and increase as such variable or floating rate decreases.

Like most other fixed-income securities, the value of inverse floaters will decrease as interest rates increase. They are more volatile, however, than most other fixed-income securities because the coupon rate on an inverse floater typically changes at a multiple of the change in the relevant index rate. Thus, any rise in the index rate (as a consequence of an increase in interest rates) causes a correspondingly greater drop in the coupon rate of an inverse floater while a drop in the index rate causes a correspondingly greater increase in the coupon of an inverse floater. Some inverse floaters may also increase or decrease substantially because of changes in the rate of prepayments.

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect the Portfolio’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

The Portfolio may invest in debt obligations known as “sovereign debt,” which are obligations of governmental issuers in emerging market or developing countries and industrialized countries. Certain emerging market or developing countries are among the largest debtors to commercial banks and foreign governments. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when due in accordance with the terms of such obligations.

In connection with its investments in foreign securities, the Portfolio also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Portfolio may use cross currency hedging or proxy hedging with respect to currencies in which the Portfolio has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. Hedging the Portfolio’s currency risks involves the risk of mismatching the Portfolio’s objectives under a forward or futures contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Portfolio’s securities are not denominated. Unanticipated changes in

UIF Core Plus Fixed Income Portfolio	11

Additional Risk Factors and Information (Cont’d)

currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts.

Emerging Market Risks

Emerging market or developing countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market or developing countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Foreign Currency

The Portfolio’s investments may be denominated in foreign currencies. The values of foreign currencies fluctuate relative to the value of the U.S. dollar. Since the Portfolio may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolio’s assets. The Adviser may use derivatives to reduce this risk. The adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Temporary Defensive Investments

When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities that may be inconsistent with its principal investment strategies for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio’s performance and the Portfolio may not achieve its investment objective.

12	UIF Core Plus Fixed Income Portfolio

Class I Prospectus

Fund Management

Fund Management

Investment Adviser

The Investment Adviser is Morgan Stanley Investment Management Inc. The Adviser, with principal offices at 522 Fifth Avenue, New York, New York 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and the indirect parent of Morgan Stanley Distribution, Inc., the Fund’s distributor (the “Distributor”). Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2009, the Adviser, together with its affiliated asset management companies, had approximately $395.3 billion in assets under management or supervision.

Advisory Fee

The Adviser is entitled to receive an advisory fee at an annual percentage of the Portfolio’s average daily net assets as set forth in the table below:

Assets	Fee
First $1 billion	0.375%
More than $1 billion	0.30%

However, the Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 0.70% of its average daily net assets. For purposes of determining the amount of the advisory fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 0.70%. The fee waivers and/or expense reimbursements are expected to continue until such time as the Fund’s Board of Directors acts to discontinue such waivers and/or reimbursements when it deems that such action is appropriate.

For the fiscal year ended December 31, 2009, the Adviser received a fee for advisory services (net of fee waivers and/or expense reimbursements) equal to 0.35% of the Portfolio’s average daily net assets.

A discussion regarding the Board of Directors’ approval of the investment advisory agreement is available in the Fund’s semi-annual report to shareholders for the period ended June 30, 2009.

The Adviser and/or the Distributor may pay compensation (out of their own funds and not as an expense of the Portfolio) to certain affiliated or unaffiliated brokers, dealers and/or certain insurance companies or other financial intermediaries or service providers in connection with the sale, distribution, marketing and/or retention of shares of the Portfolio and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of the Portfolio’s shares over other investment options. Any such payments will not change the net asset value or the price of the Portfolio’s shares. For more information, please see the Fund’s SAI.

Portfolio Management

The Portfolio’s assets are managed by members of the Taxable Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are W. David Armstrong and Sanjay Verma.

Mr. Armstrong has been associated with the Adviser in an investment management capacity since 1998. Mr. Verma has been associated with the Adviser in an investment management capacity since April 2008. Prior to April 2008, Mr. Verma was the co-head of Rates Trading for Morgan Stanley from 2003-2008.

Mr. Armstrong and Mr. Verma are co-lead managers of the Portfolio and are responsible for the execution of the overall strategy of the Portfolio. Members of the team collaborate to manage the assets of the Portfolio.

The Fund’s SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Portfolio.

The composition of the team may change from time to time.

UIF Core Plus Fixed Income Portfolio	13

Shareholder Information

Share Class

This Prospectus offers Class I shares of the Core Plus Fixed Income Portfolio. The Fund also offers Class II shares of the Portfolio through a separate Prospectus. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Purchasing and Selling Portfolio Shares

Shares are offered on each day that the New York Stock Exchange (the “NYSE”) is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

There are no known disadvantages to variable product contract owners or qualified plan participants arising out of the fact that the Portfolio offers its shares to separate accounts of various insurance companies that offer variable annuity and variable life insurance products and various other entities under qualified pension and retirement plans. Nevertheless, the Board of Directors that oversees the Portfolio intends to monitor events to identify any material irreconcilable conflicts that may possibly arise due to these arrangements and to determine what action, if any, should be taken in response.

Pricing of Portfolio Shares

The price per share will be the NAV per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share’s portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.

About Net Asset Value

The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio’s investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, the value for those securities will be determined in good faith at fair value using methods approved by the Board of Directors. In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (for example, a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Fund’s Board of Directors. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer-specific development which is likely to have changed the value of the security. In these cases, the Portfolio’s NAV will reflect certain portfolio securities’ fair value rather than their market price. To the extent the Portfolio invests in open-end management companies that are registered under the Investment Company Act of 1940, as amended, the Portfolio’s NAV is calculated based upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

The NAV of Class I shares will differ from that of other classes because of class-specific expenses that each class may pay.

Dividends and Distributions

The Portfolio distributes its net investment income, if any, at least annually as dividends and makes dis-

14	UIF Core Plus Fixed Income Portfolio

Class I Prospectus

Shareholder Information

Shareholder Information (Cont’d)

tributions of its net realized capital gains, if any, at least annually.

Taxes

The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor’s tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners or qualified plan participants is referred to as “market-timing” or “short-term trading” and may present risks for other contract owners or participants with long-term interests in the Portfolio, which may include, among other things, dilution in the value of the Portfolio’s shares indirectly held by contract owners or participants with long-term interests in the Portfolio, interference with the efficient management of the Portfolio, increased brokerage and administrative costs and forcing the Portfolio to hold excess levels of cash.

In addition, the Portfolio is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Portfolio’s securities trade and the time as of which the Portfolio’s NAV is calculated (“time-zone arbitrage”). For example, a market-timer may submit instructions for the purchase of shares of the Portfolio based on events occurring after foreign market closing prices are established, but before the Portfolio’s NAV calculation that are likely to result in higher prices in foreign markets the following day. The market-timer would submit instructions to redeem the Portfolio’s shares the next day when the Portfolio’s share price would reflect the increased prices in foreign markets for a quick profit at the expense of contract owners or participants with long-term interests in the Portfolio.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price-arbitrage”). Investments in certain fixed income securities, such as high yield bonds, may be adversely affected by price arbitrage trading strategies. The Portfolio’s policies with respect to valuing portfolio securities are described above in “About Net Asset Value.”

The Fund’s Board of Directors has adopted policies and procedures to discourage frequent purchases and redemptions of Portfolio shares by Portfolio shareholders. Insurance companies or qualified plans generally do not provide specific contract owner or plan participant transaction instructions to the Portfolio on an ongoing basis. Therefore, to some extent, the Portfolio relies on the insurance companies and qualified plans to monitor frequent short-term trading by contract owners. However, the Portfolio has entered into agreements with insurance companies and qualified plans whereby the insurance companies and qualified plans are required to provide certain contract owner identification and transaction information upon the Portfolio’s request. The Portfolio may use this information to help identify and prevent market-timing activity in the Portfolio. There can be no assurance that the Portfolio will be able to identify or prevent all market-timing activity.

If the Portfolio identifies suspected market-timing activity, the insurance company or qualified plan will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners or participants). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to implement remedial steps to prevent market-timing

UIF Core Plus Fixed Income Portfolio	15

Shareholder Information (Cont’d)

activity in the Portfolio. If the insurance company or qualified plan is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners or participants may be able to engage in frequent trading to the detriment of contract owners or participants with long-term interests in the Portfolio. If the insurance company or qualified plan refuses to take remedial action, or takes action that the Portfolio deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company or qualified plan.

Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s securities is available in the Fund’s SAI.

16	UIF Core Plus Fixed Income Portfolio

Class I Prospectus

Financial Highlights

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Portfolio’s Class I shares for the past five fiscal years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower. The information has been audited by Ernst & Young LLP, an independent registered public accounting firm. Ernst & Young LLP’s unqualified report appears in the Portfolio’s Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and the Portfolio’s financial statements, as well as the SAI, are available at no cost from the Portfolio at the toll free number noted on the back cover to this Prospectus or from your insurance company.

	Year Ended December 31,
	2009	2008	2007	2006	2005
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$9.90	$11.59	$11.40	$11.52	$11.55
Income (Loss) From Investment Operations
Net Investment Income#	0.33	0.49	0.55	0.42	0.33
Net Realized and Unrealized Gain (Loss)	0.58	(1.67)	0.06	(0.01)	0.15
Total From Investment Operations	0.91	(1.18)	0.61	0.41	0.48
Distributions from and/or in Excess of:
Net Investment Income	(0.89)	(0.51)	(0.42)	(0.47)	(0.42)
Net Realized Gain	–	–	–	(0.06)	(0.09)
Total Distributions	(0.89)	(0.51)	(0.42)	(0.53)	(0.51)
Net Asset Value, End of Period	$9.92	$9.90	$11.59	$11.40	$11.52
Total Return±	9.64%	(10.20)%	5.46%	3.73%	4.21%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$171,120	$193,344	$270,733	$284,764	$290,727
Ratio of Expenses to Average Net Assets(1)	0.69%+	0.66%+	0.65%+	0.68%	0.68%
Ratio of Net Investment Income to Average Net Assets(1)	3.34%+	4.65%+	4.83%+	3.72%	2.89%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01%	0.01%	0.01%	N/A	N/A
Portfolio Turnover Rate	433%	447%	162%	141%	172%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	0.72%+	N/A	N/A	N/A	N/A
Net Investment Income to Average Net Assets	3.31%+	N/A	N/A	N/A	N/A
#	Per share amount is based on average shares outstanding.
±	Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.
+	The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

UIF Core Plus Fixed Income Portfolio	17

Where to Find Additional Information

Statement of Additional Information

In addition to this Prospectus, the Fund has a SAI, dated April 30, 2010, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio’s investments. In the Fund’s shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio’s performance during that period.

For additional Fund information, including information regarding the investments comprising the Portfolio, and to make shareholder inquiries, please call 1-800-281-2715 or contact your insurance company.

You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company or on our web site at www.morganstanley.com/im.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission’s Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-551-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission’s web site at http://www.sec.gov; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund’s Investment Company Act registration number is 811-7607.

Class II Prospectus

April 30, 2010

The Universal Institutional Funds, Inc.

Core Plus Fixed Income Portfolio

Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

Investment Adviser

Morgan Stanley Investment Management Inc.

The Universal Institutional Funds, Inc. (the “Fund”) is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.

The Securities and Exchange Commission (the “Commission”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Ticker Symbol: UCFIX

Class II Prospectus

Portfolio Summary

Portfolio Summary

Core Plus Fixed Income Portfolio

Objective

The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

Fees and Expenses of the Portfolio (Class II)

The table below describes the fees and expenses that you may pay if you buy and hold the classes of shares that may be offered by the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Portfolio Operating Expenses would be higher.

Annual Portfolio Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Advisory Fees	0.375%
Distribution (12b-1) Fee	0.35%
Other Expenses	0.34%
Acquired Fund Fees & Expenses*	0.01%
Total Annual Portfolio Operating Expenses	1.08%
Fee Waiver and/or Expense Reimbursement**	0.13%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.95%

*	The Portfolio may invest a portion of its assets in other investment companies (the “Acquired Funds”). The Portfolio’s shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Portfolio invests. “Acquired Fund Fees & Expenses” in the table is an estimate of those expenses. The estimate is based upon the average allocation of the Portfolio’s investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds (including any current waivers and expense limitations) for the fiscal year ended December 31, 2009. Actual Acquired Fund expenses incurred by the Portfolio may vary with changes in the allocation of Portfolio assets among the Acquired Funds and with other events that directly affect the expenses of the Acquired Funds. Since “Acquired Fund Fees & Expenses” are not directly borne by the Portfolio, they are not reflected in the Portfolio’s financial statements, with the result that the information presented in the table will differ from that presented in the Financial Highlights.

**	The Portfolio’s adviser, Morgan Stanley Investment Management Inc. (the “Adviser”), has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed) (but including any 12b-1 fee), will not exceed 0.95%. The fee waivers and/or expense reimbursements are expected to continue until such time as the Fund’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate. The expenses of the Acquired Funds are not taken into account when calculating the fee waivers and/or expense reimbursements.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be equal to the amounts reflected in the table below.

	1 Year	3 Years	5 Years	10 Years
Core Plus Fixed Income Portfolio	$97	$303	$525	$1,166

Portfolio Turnover

The Portfolio pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 433% of the average value of its portfolio.

Principal Investment Strategies

The Adviser invests primarily in a diversified mix of U.S. dollar denominated investment grade fixed income securities, particularly U.S. government, corporate and mortgage securities. The Portfolio will ordinarily seek to maintain an average weighted maturity between five and ten years. Although there is no minimum or maximum maturity for any individual security, the Adviser actively manages the interest rate risk of the Portfolio within a range relative to its benchmark. The Portfolio may invest opportunistically in high yield securities (commonly referred to as “junk bonds”). High yield securities are fixed-income securities rated below Baa by Moody’s

UIF Core Plus Fixed Income Portfolio	1

Core Plus Fixed Income Portfolio (Cont’d)

Investors Service, Inc. (“Moody’s”) or below BBB by Standard & Poor’s Rating Group, a division of The McGraw-Hill Companies, Inc. (“S&P”), or if unrated considered by the Adviser to be of equivalent quality. The Portfolio may invest in securities of foreign issuers, including issuers located in emerging market or developing countries. The securities in which the Portfolio may also invest may be denominated in currencies other than U.S. dollars. The Portfolio may also invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis (“TBAs”). The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Portfolio’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, collateralized mortgage obligations (“CMOs”), stripped mortgage-backed securities (“SMBS”), commercial mortgage-backed securities (“CMBS”), inverse floaters and other related instruments and techniques. The Portfolio may also use forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities. The Portfolio may invest in public bank loans made by banks or other financial institutions. These public bank loans may be rated investment grade or below investment grade. The Portfolio may engage in frequent trading of securities to achieve its investment objective.

Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in fixed income securities. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. Derivative instruments used by the Portfolio will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Principal Risks

An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Portfolio’s principal investment strategies are subject to the following principal risks:

• Fixed Income Securities. Market prices of the Portfolio’s fixed income securities respond to economic developments, especially changes in interest rates, changes in the general level of spreads between U.S. Treasury and non-Treasury securities, as well as to perceptions of the creditworthiness of individual issuers. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of fixed income securities also generally will fall if an issuer’s credit rating declines, and rise if it improves. Prices of longer term fixed income securities also are generally more volatile, so the average maturity of the securities in the Portfolio affects risk. Securities with greater spread durations are likely to be more sensitive to changes in spreads between U.S. Treasury and non-Treasury securities, generally making them more volatile than securities with lesser spread durations. Spread duration measures the change in the value of the security (or portfolio) for a given change in the interest rate spread (difference) between U.S. Treasury and non-Treasury securities.

• Mortgage Securities. The prices of mortgage securities may be particularly sensitive to changes in interest rates because of the risk that borrowers will become more or less likely to refinance their mortgages. For example, an increase in interest rates generally will reduce prepayments, effectively lengthening the maturity of some mortgage securities, and making them subject to more drastic price movements. Because of prepayment issues, it is not possible to predict the ultimate maturity of mortgage securities. Rates of prepayment faster or slower than anticipated by the Adviser could result in reduced yields, increased volatility and/or reductions in net asset value. Investments in TBAs may give rise to a form of leverage. Leverage may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Further, TBAs may cause the portfolio turnover rate to be higher.

• High Yield Securities (“Junk Bonds”). High yield securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. When the Portfolio invests in high yield securities, it generally seeks to receive a correspondingly higher return on the secu-

2	UIF Core Plus Fixed Income Portfolio

Class II Prospectus

Portfolio Summary

Core Plus Fixed Income Portfolio (Cont’d)

rities it holds to compensate it for the additional credit risk and market risk it has assumed. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Prices of high yield securities will rise and fall primarily in response to actual or perceived changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price.

• Foreign and Emerging Market Securities. Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. The Portfolio’s investments may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

• Portfolio Turnover. Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover will cause the Portfolio to incur additional transaction costs.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class II shares year-by-year and by showing how the Portfolio’s Class II shares’ average annual returns for the past one-year and five-year periods and since the Portfolio’s Class II inception compare with those of an index of similar securities over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future. Updated performance information is available on the Fund’s website at www.morganstanley.com/im.

Annual Total Returns—Calendar Years (Class II)

Commenced operations on May 1, 2003

High Quarter	07/09 - 09/09	4.54%
Low Quarter	07/08 - 09/08	-5.53%

Average Annual Total Returns (Class II)

(for the calendar periods ended December 31, 2009)

	Core Plus Fixed Income Portfolio	Barclays Capital U.S. Aggregate Index*
Past One Year	9.38%	5.93%
Past Five Years	2.09%	4.97%
Since Inception 5/1/03	2.50%	4.65%

*	The Barclays Capital U.S. Aggregate Index tracks the performance of all U.S. government agency and Treasury securities, investment-grade corporate debt securities, agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Investment Adviser

Adviser. Morgan Stanley Investment Management Inc.

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Core Plus Fixed Income Portfolio (Cont’d)

Portfolio Managers. The Taxable Fixed Income team manages the Portfolio. Information about the current members of the Taxable Fixed Income team jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing the Portfolio
W. David Armstrong	Managing Director	January 2005
Sanjay Verma	Managing Director	August 2008

Purchase and Sale of Portfolio Shares

This Prospectus offers Class II shares of the Core Plus Fixed Income Portfolio. The Fund also offers Class I shares of the Portfolio through a separate Prospectus. Class I shares are subject to lower expenses, but may not be available through your insurance company. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Fund shares will be sold at the net asset value (“NAV”) next determined after we receive your redemption request.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the “Shareholder Information—Purchasing and Selling Portfolio Shares” section of this Prospectus.

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

For more information, please refer to the “Shareholder Information—Taxes” section of the Prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), which may be affiliated or unaffiliated with the Adviser, the Adviser and/or the Portfolio’s distributor may pay (out of their own funds and not as an expense of the Portfolio) the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

4	UIF Core Plus Fixed Income Portfolio

Class II Prospectus

Details of the Portfolio

Details of the Portfolio

Core Plus Fixed Income Portfolio

Objective

The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

Approach

The Adviser, invests primarily in a diversified mix of U.S. dollar denominated investment grade fixed income securities, particularly U.S. government, corporate and mortgage securities. The Portfolio will ordinarily seek to maintain an average weighted maturity between five and ten years. Although there is no minimum or maximum maturity for any individual security, the Adviser actively manages the interest rate risk of the Portfolio within a range relative to its benchmark. The Portfolio may invest opportunistically in high yield securities (commonly referred to as “junk bonds”). High yield securities are fixed-income securities rated below Baa by Moody’s or below BBB by S&P, or if unrated considered by the Adviser to be of equivalent quality. The Portfolio may invest in securities of foreign issuers, including issuers located in emerging market or developing countries. The securities in which the Portfolio may also invest may be denominated in currencies other than U.S. dollars. The Portfolio may also invest in TBAs. The Portfolio may invest in asset-backed securities. The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Portfolio’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, CMOs, SMBS, CMBS, inverse floaters and other related instruments and techniques. The Portfolio may also use forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities. The Portfolio may invest in public bank loans made by banks or other financial institutions. These public bank loans may be rated investment grade or below investment grade.

Process

The Adviser employs a value approach toward fixed income investing. The Adviser’s research teams evaluate the relative attractiveness among corporate, mortgage and U.S. government securities, and also may consider the relative attractiveness of non-dollar denominated issues. The Adviser relies upon value measures to guide its decisions regarding sector, security and country selection, such as the relative attractiveness of the extra yield offered by securities other than those issued by the U.S. Treasury. The Adviser also measures various types of risk by monitoring interest rates, inflation, the shape of the yield curve, credit risk, prepayment risk, country risk and currency valuations. The Adviser’s management team builds an investment portfolio designed to take advantage of its judgment on these factors, while seeking to balance the overall risk of the Portfolio. The Adviser may sell securities or exit positions when it believes that expected risk-adjusted return is low compared to other investment opportunities. The Portfolio may engage in frequent trading of securities to achieve its investment objective.

Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in fixed income securities. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. Derivative instruments used by the Portfolio will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Risks

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks associated with fixed income securities. Market prices of the Portfolio’s fixed income securities respond to economic developments, especially changes in interest rates, changes in the general level of spreads between U.S. Treasury and non-Treasury securities, as well as to perceptions of the creditworthiness of individual issuers. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of fixed income securities also generally will fall if an issuer’s credit rating declines, and rise if it improves. Prices of longer term fixed income securities also are generally more volatile, so the average maturity of the securities in the Portfolio affects risk. Securities with greater spread durations are likely to be more sensitive to changes in spreads between U.S. Treasury and non-Treasury securities, generally making them more volatile than securities with lesser spread durations. Spread duration measures the change in the value of the security (or portfolio) for a given change in the

UIF Core Plus Fixed Income Portfolio	5

Core Plus Fixed Income Portfolio (Cont’d)

interest rate spread (difference) between U.S. Treasury and non-Treasury securities.

The prices of mortgage securities may be particularly sensitive to changes in interest rates because of the risk that borrowers will become more or less likely to refinance their mortgages. For example, an increase in interest rates generally will reduce prepayments, effectively lengthening the maturity of some mortgage securities, and making them subject to more drastic price movements. Because of prepayment issues, it is not possible to predict the ultimate maturity of mortgage securities. Rates of prepayment faster or slower than anticipated by the Adviser could result in reduced yields, increased volatility and/or reductions in net asset value. Investments in TBAs may give rise to a form of leverage. Leverage may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Further, TBAs may cause the portfolio turnover rate to be higher.

The Portfolio may invest in fixed income securities that are rated below investment grade or are not rated, but are of equivalent quality. These fixed income securities are often referred to as high yield securities or “junk bonds.” High yield securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. When the Portfolio invests in high yield securities, it generally seeks to receive a correspondingly higher return on the securities it holds to compensate it for the additional credit risk and market risk it has assumed. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Prices of high yield securities will rise and fall primarily in response to actual or perceived changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States.

The Portfolio’s investments may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover will cause the Portfolio to incur additional transaction costs.

Please see “Additional Risk Factors and Information” for further information about these and other risks of investing in the Portfolio.

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Class II Prospectus

Risk Factors and Information

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Portfolio. The Portfolio’s investment practices and limitations are described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.

Fixed Income Securities

Fixed income securities generally are subject to risks related to changes in interest rates and in the financial health or credit rating of the issuers. The value of a fixed income security typically moves in the opposite direction of prevailing interest rates: if rates rise, the value of a fixed income security falls; if rates fall, the value increases. The maturity and duration of a fixed income instrument also affect the extent to which the price of the security will change in response to these and other factors. Longer term securities tend to experience larger changes than shorter term securities because they are more sensitive to changes in interest rates or in the credit ratings of the issuers. The average duration of a fixed income portfolio measures its exposure to the risk of changing interest rates. A Portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates as compared with a portfolio with a higher duration. Certain types of fixed income securities, such as inverse floaters, are designed to respond differently to changes in interest rates.

Mortgage Securities

Mortgage securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase and its market price will decrease. When interest rates fall, however, mortgage securities may not gain as much in market value because additional mortgage prepayments must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage securities and, therefore, to assess the volatility risk of that portfolio.

The Portfolio may invest in mortgage securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities. These securities are either direct obligations of the U.S. government or the issuing agency or instrumentality has the right to borrow from the U.S. Treasury to meet its obligations although the U.S. Treasury is not legally required to extend credit to the agency or instrumentality. Certain of these mortgage securities purchased by the Portfolio, such as those issued by the Government National Mortgage Association and the Federal Housing Administration, are backed by the full faith and credit of the United States. Other of these mortgage securities purchased by the Portfolio, such as those issued by the Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”), are not backed by the full faith and credit of the United States and there is a risk that the U.S. government will not provide financial support to these agencies if it is not obligated to do so by law. In September 2008, the U.S. Treasury Department announced that the government would be taking over Fannie Mae and Freddie Mac and placing the companies into a conservatorship. In addition, the U.S. Treasury announced additional steps that it intended to take with respect to the debt and mortgage-backed securities issued by Fannie Mae and Freddie Mac in order to support the conservatorship. No assurance can be given that these initiatives will be successful. The maximum potential liability of the issuers of some of the mortgage securities held by the Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

To the extent the Portfolio invests in mortgage securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, the Portfolio

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Additional Risk Factors and Information (Cont’d)

may be subject to additional risks. Timely payment of interest and principal of non-governmental issuers are supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer. There can be no assurance that the private insurers can meet their obligations under the policies. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage backed security and could result in losses to the Portfolio. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages.

Asset-Backed Securities

Asset-backed securities apply the securitization techniques used to develop mortgage-backed securities to a broad range of other assets. Various types of assets, primarily automobile and credit card receivables and home equity loans, are pooled and securitized in pass-through structures similar to pass-through structures developed with respect to mortgage securitizations. Asset-backed securities have risk characteristics similar to mortgage-backed securities. Like mortgage-backed securities, they generally decrease in value as a result of interest rate increases, but may benefit less than other fixed-income securities from declining interest rates, principally because of prepayments. Also, as in the case of mortgage-backed securities, prepayments generally increase during a period of declining interest rates, although other factors, such as changes in credit use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities.

Public Bank Loans

Public bank loans are privately negotiated loans for which information about the issuer has been made publicly available. Public bank loans are not registered under the Securities Act of 1933 and are not publicly traded. Bank loans are usually second lien loans, which are lower in priority to senior loans, but have seniority in a company’s capital structure to other liabilities, so that the company is required to pay down these second lien loans prior to other lower-ranked claims on their assets. Bank loans normally pay interest at floating rates, and as a result, may protect investors from increases in interest rates.

Certain public bank loans are illiquid, meaning the Portfolio may not be able to sell them quickly at a fair price. Illiquid securities are also difficult to value. To the extent a bank loan has been deemed illiquid, it will be subject to the Portfolio’s restrictions on investment in illiquid securities. The secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Bank loans are subject to the risk of default in the payment of interest or principal on a loan, which will result in a reduction of income to the Portfolio, and a potential decrease in the Portfolio’s net asset value. The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. Bank loans that are rated below investment grade share the same risks of other below investment grade securities. Because public bank loans usually rank lower in priority of payment to senior loans, they present a greater degree of investment risk due to the fact that the cash flow or other property of the borrower securing the bank loan may be insufficient to meet scheduled payments after meeting the payment obligations of the senior secured obligations of the borrower. These bank loans may exhibit greater price volatility as well.

Derivatives and Other Investments

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly

8	UIF Core Plus Fixed Income Portfolio

Class II Prospectus

Additional Investment Information

Additional Risk Factors and Information (Cont’d)

greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio’s investment objective, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Portfolio may principally use include the following:

Futures. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts.

Options. If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium paid by the Portfolio. If the Portfolio sells an option, it sells to another person the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Portfolio. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected.

The Portfolio’s use of swaps may include those based on the credit of an underlying security and commonly referred to as “credit default swaps.” Where the Portfolio is the buyer of a credit default swap contract, it would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default by a third party on the debt obligation. If no default occurs, the Portfolio would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Portfolio is the

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Additional Risk Factors and Information (Cont’d)

seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation.

CMOs. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collectively “Mortgage Assets”). Payments of principal and interest on the Mortgage Assets and any reinvestment income are used to make payments on the CMOs. CMOs are issued in multiple classes. Each class has a fixed or floating rate and a stated maturity or final distribution date. The principal and interest on the Mortgage Assets may be allocated among the classes in a number of different ways. Certain classes will, as a result of the allocation, have more predictable cash flows than others. As a general matter, the more predictable the cash flow, the lower the yield relative to other Mortgage Assets. The less predictable the cash flow, the higher the yield and the greater the risk. The Portfolio may invest in any class of CMO.

The principal and interest on the Mortgage Assets comprising a CMO may be allocated among the several classes of a CMO in many ways. The general goal in allocating cash flows on Mortgage Assets to the various classes of a CMO is to create certain tranches on which the expected cash flows have a higher degree of predictability than do the underlying Mortgage Assets. As a general matter, the more predictable the cash flow is on a particular CMO tranche, the lower the anticipated yield on that tranche at the time of issue will be relative to the prevailing market yields on the Mortgage Assets. As part of the process of creating more predictable cash flows on certain tranches of a CMO, one or more tranches generally must be created that absorb most of the changes in the cash flows on the underlying Mortgage Assets. The yields on these tranches are generally higher than prevailing market yields on other mortgage related securities with similar average lives. Principal prepayments on the underlying Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Because of the uncertainty of the cash flows on these tranches, the market prices and yields of these tranches are more volatile and may increase or decrease in value substantially with changes in interest rates and/or the rates of prepayment. Due to the possibility that prepayments (on home mortgages and other collateral) will alter the cash flow on CMOs, it is not possible to determine in advance the final maturity date or average life. Faster prepayment will shorten the average life and slower prepayments will lengthen it. In addition, if the collateral securing CMOs or any third party guarantees are insufficient to make payments, the Portfolio could sustain a loss.

SMBS. SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Investments in each class of stripped mortgage-backed securities are extremely sensitive to changes in interest rates. IOs tend to decrease in value substantially if interest rates decline and prepayment rates become more rapid. POs tend to decrease in value substantially if interest rates increase and the rate of prepayment decreases. If the Portfolio invests in stripped mortgage-backed securities and interest rates move in a manner not anticipated by the Adviser, it is possible that the Portfolio could lose all or substantially all of its investment.

CMBS. CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of their remaining principal balance or “balloon” is due and is repaid through the attainment of an additional loan or sale of the property. An extension of a final payment on commercial mortgages will increase the average life of the CMBS, generally resulting in lower yield for discount bonds and a higher yield for premium bonds.

CMBS are subject to credit risk and prepayment risk. Although prepayment risk is present, it is of a lesser

10	UIF Core Plus Fixed Income Portfolio

Class II Prospectus

Additional Investment Information

Additional Risk Factors and Information (Cont’d)

degree in the CMBS than in the residential mortgage market; commercial real estate property loans often contain provisions which substantially reduce the likelihood that such securities will be prepaid (e.g., significant prepayment penalties on loans and, in some cases, prohibition on principal payments for several years following origination).

Inverse Floaters. Inverse floating rate obligations are obligations which pay interest at rates that vary inversely with changes in market rates of interest. Because the interest rate paid to holders of such obligations is generally determined by subtracting a variable or floating rate from a predetermined amount, the interest rate paid to holders of such obligations will decrease as such variable or floating rate increases and increase as such variable or floating rate decreases.

Like most other fixed-income securities, the value of inverse floaters will decrease as interest rates increase. They are more volatile, however, than most other fixed-income securities because the coupon rate on an inverse floater typically changes at a multiple of the change in the relevant index rate. Thus, any rise in the index rate (as a consequence of an increase in interest rates) causes a correspondingly greater drop in the coupon rate of an inverse floater while a drop in the index rate causes a correspondingly greater increase in the coupon of an inverse floater. Some inverse floaters may also increase or decrease substantially because of changes in the rate of prepayments.

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect the Portfolio’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

The Portfolio may invest in debt obligations known as “sovereign debt,” which are obligations of governmental issuers in emerging market or developing countries and industrialized countries. Certain emerging market or developing countries are among the largest debtors to commercial banks and foreign governments. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when due in accordance with the terms of such obligations.

In connection with its investments in foreign securities, the Portfolio also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Portfolio may use cross currency hedging or proxy hedging with respect to currencies in which the Portfolio has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. Hedging the Portfolio’s currency risks involves the risk of mismatching the Portfolio’s objectives under a forward or futures contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Portfolio’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts.

UIF Core Plus Fixed Income Portfolio	11

Additional Risk Factors and Information (Cont’d)

Emerging Market Risks

Emerging market or developing countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market or developing countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Foreign Currency

The Portfolio’s investments may be denominated in foreign currencies. The values of foreign currencies fluctuate relative to the value of the U.S. dollar. Since the Portfolio may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolio’s assets. The Adviser may use derivatives to reduce this risk. The adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Temporary Defensive Investments

When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities that may be inconsistent with its principal investment strategies for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio’s performance and the Portfolio may not achieve its investment objective.

12	UIF Core Plus Fixed Income Portfolio

Class II Prospectus

Fund Management

Fund Management

Investment Adviser

The Investment Adviser is Morgan Stanley Investment Management Inc. The Adviser, with principal offices at 522 Fifth Avenue, New York, New York 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and the indirect parent of Morgan Stanley Distribution, Inc., the Fund’s distributor (the “Distributor”). Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2009, the Adviser, together with its affiliated asset management companies, had approximately $395.3 billion in assets under management or supervision.

Advisory Fee

The Adviser is entitled to receive an advisory fee at an annual percentage of the Portfolio’s average daily net assets as set forth in the table below:

Assets	Fee
First $1 billion	0.375%
More than $1 billion	0.30%

However, the Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 0.95% of its average daily net assets. For purposes of determining the amount of the advisory fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 0.95%. The fee waivers and/or expense reimbursements are expected to continue until such time as the Fund’s Board of Directors acts to discontinue such waivers and/or reimbursements when it deems that such action is appropriate.

For the fiscal year ended December 31, 2009, the Adviser received a fee for advisory services (net of fee waivers and/or expense reimbursements) equal to 0.35% of the Portfolio’s average daily net assets.

A discussion regarding the Board of Directors’ approval of the investment advisory agreement is available in the Fund’s semi-annual report to shareholders for the period ended June 30, 2009.

Portfolio Management

The Portfolio’s assets are managed by members of the Taxable Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are W. David Armstrong and Sanjay Verma.

Mr. Armstrong has been associated with the Adviser in an investment management capacity since 1998. Mr. Verma has been associated with the Adviser in an investment management capacity since April 2008. Prior to April 2008, Mr. Verma was the co-head of Rates Trading for Morgan Stanley from 2003-2008.

Mr. Armstrong and Mr. Verma are co-lead managers of the Portfolio and are responsible for the execution of the overall strategy of the Portfolio. Members of the team collaborate to manage the assets of the Portfolio.

The Fund’s SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Portfolio.

The composition of the team may change from time to time.

Distribution Plan

The Fund has adopted a Plan of Distribution for the Portfolio’s Class II shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Plan”). Under the Plan, the Portfolio is authorized to pay the Distributor a monthly 12b-1 fee at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. Such amount shall be paid to compensate the Distributor for remittances to insurance companies which offer the Fund as an investment option. These payments are intended to compensate insurance

UIF Core Plus Fixed Income Portfolio	13

Fund Management (Cont’d)

companies for distribution and/or administrative related expenses incurred or paid in connection with the distribution of Class II shares of the Portfolio. The Distributor has voluntarily agreed to waive 0.10% of the 0.35% 12b-1 fee that it may receive. This waiver is voluntary, and the Distributor reserves the right to terminate the waiver at any time and without notice.

Since the 12b-1 fees associated with the Plan are paid out of the Portfolio’s assets on an on-going basis, over time these fees will increase the cost of your invest- ment and may cost you more than paying other types of sales charges.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Portfolio) to certain affiliated or unaffiliated brokers, dealers and/or certain insurance companies or other financial intermediaries or service providers in connection with the sale, distribution, marketing and/or retention of shares of the Portfolio and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of the Portfolio’s shares over other investment options. Any such payments will not change the net asset value or the price of the Portfolio’s shares. For more information, please see the Fund’s SAI.

14	UIF Core Plus Fixed Income Portfolio

Class II Prospectus

Shareholder Information

Shareholder Information

Share Class

This Prospectus offers Class II shares of the Core Plus Fixed Income Portfolio. The Fund also offers Class I shares of the Portfolio through a separate Prospectus. Class I shares are subject to lower expenses, but may not be available through your insurance company. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Purchasing and Selling Portfolio Shares

Shares are offered on each day that the New York Stock Exchange (the “NYSE”) is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

There are no known disadvantages to variable product contract owners or qualified plan participants arising out of the fact that the Portfolio offers its shares to separate accounts of various insurance companies that offer variable annuity and variable life insurance products and various other entities under qualified pension and retirement plans. Nevertheless, the Board of Directors that oversees the Portfolio intends to monitor events to identify any material irreconcilable conflicts that may possibly arise due to these arrangements and to determine what action, if any, should be taken in response.

Pricing of Portfolio Shares

The price per share will be the NAV per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share’s portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.

About Net Asset Value

The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio’s investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, the value for those securities will be determined in good faith at fair value using methods approved by the Board of Directors. In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (for example, a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Fund’s Board of Directors. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer-specific development which is likely to have changed the value of the security. In these cases, the Portfolio’s net asset value will reflect certain portfolio securities’ fair value rather than their market price. To the extent the Portfolio invests in open-end management companies that are registered under the Investment Company Act of 1940, as amended, the Portfolio’s net asset value is calculated based upon the net asset value of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

The NAV of Class II shares will differ from that of other classes because of class-specific expenses that each class may pay.

Dividends and Distributions

The Portfolio distributes its net investment income, if any, at least annually as dividends and makes

UIF Core Plus Fixed Income Portfolio	15

Shareholder Information (Cont’d)

distributions of its net realized capital gains, if any, at least annually.

Taxes

The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor’s tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners or qualified plan participants is referred to as “market-timing” or “short-term trading” and may present risks for other contract owners or participants with long-term interests in the Portfolio, which may include, among other things, dilution in the value of the Portfolio’s shares indirectly held by contract owners or participants with long-term interests in the Portfolio, interference with the efficient management of the Portfolio, increased brokerage and administrative costs and forcing the Portfolio to hold excess levels of cash.

In addition, the Portfolio is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Portfolio’s securities trade and the time as of which the Portfolio’s NAV is calculated (“time-zone arbitrage”). For example, a market-timer may submit instructions for the purchase of shares of the Portfolio based on events occurring after foreign market closing prices are established, but before the Portfolio’s NAV calculation that are likely to result in higher prices in foreign markets the following day. The market-timer would submit instructions to redeem the Portfolio’s shares the next day when the Portfolio’s share price would reflect the increased prices in foreign markets for a quick profit at the expense of contract owners or participants with long-term interests in the Portfolio.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price-arbitrage”). Investments in certain fixed income securities, such as high yield bonds, may be adversely affected by price arbitrage trading strategies. The Portfolio’s policies with respect to valuing portfolio securities are described above in “About Net Asset Value.”

The Fund’s Board of Directors has adopted policies and procedures to discourage frequent purchases and redemptions of Portfolio shares by Portfolio shareholders. Insurance companies or qualified plans generally do not provide specific contract owner or plan participant transaction instructions to the Portfolio on an ongoing basis. Therefore, to some extent, the Portfolio relies on the insurance companies and qualified plans to monitor frequent short-term trading by contract owners. However, the Portfolio has entered into agreements with insurance companies and qualified plans whereby the insurance companies and qualified plans are required to provide certain contract owner identification and transaction information upon the Portfolio’s request. The Portfolio may use this information to help identify and prevent market-timing activity in the Portfolio. There can be no assurance that the Portfolio will be able to identify or prevent all market-timing activity.

If the Portfolio identifies suspected market-timing activity, the insurance company or qualified plan will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners or participants). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to implement remedial steps to prevent market-timing

16	UIF Core Plus Fixed Income Portfolio

Class II Prospectus

Shareholder Information

Shareholder Information (Cont’d)

activity in the Portfolio. If the insurance company or qualified plan is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners or participants may be able to engage in frequent trading to the detriment of contract owners or participants with long-term interests in the Portfolio. If the insurance company or qualified plan refuses to take remedial action, or takes action that the Portfolio deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company or qualified plan.

Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s securities is available in the Fund’s SAI.

UIF Core Plus Fixed Income Portfolio	17

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Portfolio’s Class II shares for the past five fiscal years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The information has been audited by Ernst & Young LLP, an independent registered public accounting firm. Ernst & Young LLP’s unqualified report appears in the Portfolio’s Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and the Portfolio’s financial statements, as well as the SAI, are available at no cost from the Portfolio at the toll free number noted on the back cover of this Prospectus or from your insurance company.

	Year Ended December 31,
	2009	2008	2007	2006	2005
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$9.81	$11.48	$11.31	$11.46	$11.51
Income (Loss) From Investment Operations
Net Investment Income#	0.28	0.46	0.50	0.40	0.31
Net Realized and Unrealized Gain (Loss)	0.59	(1.64)	0.08	(0.03)	0.14
Total From Investment Operations	0.87	(1.18)	0.58	0.37	0.45
Distributions from and/or in Excess of:
Net Investment Income	(0.84)	(0.49)	(0.41)	(0.46)	(0.41)
Net Realized Gain	–	–	–	(0.06)	(0.09)
Total Distributions	(0.84)	(0.49)	(0.41)	(0.52)	(0.50)
Net Asset Value, End of Period	$9.84	$9.81	$11.48	$11.31	$11.46
Total Return±	9.38%	(10.46)%	5.22%	3.56%	3.93%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$44,105	$327,352	$364,577	$139,715	$44,822
Ratio of Expenses to Average Net Assets(1)	0.94%+	0.91%+	0.90%+	0.93%	0.93%
Ratio of Net Investment Income to Average Net Assets(1)	2.87%+	4.38%+	4.42%+	3.58%	2.69%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01%	0.01%	0.01%	N/A	N/A
Portfolio Turnover Rate	433%	447%	162%	141%	172%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.07%+	1.01%+	1.00%+	1.03%	1.03%
Net Investment Income to Average Net Assets	2.74%+	4.28%+	4.32%+	3.48%	2.59%
#	Per share amount is based on average shares outstanding.
±	Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.
+	The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

18	UIF Core Plus Fixed Income Portfolio

Where to Find Additional Information

Statement of Additional Information

In addition to this Prospectus, the Fund has a SAI, dated April 30, 2010, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio’s investments. In the Fund’s shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio’s performance during that period.

For additional Fund information, including information regarding the investments comprising the Portfolio, and to make shareholder inquiries, please call 1-800-281-2715 or contact your insurance company.

You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company or on our web site at www.morganstanley.com/im.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission’s Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-551-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission’s web site at http://www.sec.gov; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund’s Investment Company Act registration number is 811-7607.

Class I Prospectus

April 30, 2010

The Universal Institutional Funds, Inc.

Emerging Markets Debt Portfolio

High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

Investment Adviser

Morgan Stanley Investment Management Inc.

The Universal Institutional Funds, Inc. (the “Fund”) is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.

The Securities and Exchange Commission (the “Commission”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Ticker Symbol: UEMDX

Class I Prospectus

Portfolio Summary

Portfolio Summary

Emerging Markets Debt Portfolio

Objective

The Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries

Fees and Expenses of the Portfolio (Class I)

The table below describes the fees and expenses that you may pay if you buy and hold the classes of shares that may be offered by the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Portfolio Operating Expenses would be higher.

Annual Portfolio Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Advisory Fees	0.75%
Distribution (12b-1) Fee	None
Other Expenses*	0.34%
Total Annual Portfolio Operating Expenses	1.09%
Fee Waiver and/or Expense Reimbursement**	0.00%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.09%

*	The Portfolio may invest a portion of its assets in other investment companies (the “Acquired Funds”). The Portfolio’s shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Portfolio invests. The Portfolio estimates that these expenses constituted less than 0.01% of the Portfolio’s average net assets for the fiscal year ended December 31, 2009. The Portfolio’s estimated indirect expense from investing in the Acquired Funds is based upon the average allocation of the Portfolio’s investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds (including any current waivers and expense limitations) for the fiscal year ended December 31, 2009. Actual Acquired Fund expenses incurred by the Portfolio may vary with changes in the allocation of Portfolio assets among the Acquired Funds and with other events that directly affect the expenses of the Acquired Funds.

**	The Portfolio’s adviser, Morgan Stanley Investment Management Inc. (the “Adviser”), has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed), will not exceed 1.30%. The fee waivers and/or expense reimbursements are expected to continue until such time as the Fund’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate. The expenses of the Acquired Funds are not taken into account when calculating the fee waivers and/or expense reimbursements.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be equal to the amounts reflected in the table below.

	1 Year	3 Years	5 Years	10 Years
Emerging Markets Debt Portfolio	$111	$347	$601	$1,329

Portfolio Turnover

The Portfolio pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 97% of the average value of its portfolio.

Principal Investment Strategies

The Adviser seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market or developing countries. Using macroeconomic and fundamental analysis, the Adviser seeks to identify emerging market or developing countries that are believed to be undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.

In selecting securities, the Adviser first examines yield curves with respect to a country and then considers instrument-specific criteria, including: (i) spread duration; (ii) real interest rates; and (iii) liquidity. The Portfolio’s holdings may range in maturity from overnight to 30 years or more and will not be subject to any minimum credit rating standard. The Adviser

UIF Emerging Markets Debt Portfolio	1

Emerging Markets Debt Portfolio (Cont’d)

may, when or if available, use certain strategies, including the use of derivatives, to protect the Portfolio from overvalued currencies or to take advantage of undervalued currencies.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Portfolio’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques. The Portfolio may also use forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in debt securities of issuers located in emerging market or developing countries. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. Derivative instruments used by the Portfolio will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Principal Risks

An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Portfolio’s principal investment strategies are subject to the following principal risks:

• Fixed Income Securities. Market prices of fixed income securities respond to economic developments, changes in the general level of spreads between U.S. Treasury and non-Treasury Securities, as well as to perceptions of the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of longer term fixed income securities also are generally more volatile, so the average maturity of the securities in the Portfolio affects risk. Securities with greater spread durations are likely to be more sensitive to changes in spreads between U.S. Treasury and non-U.S. Treasury securities, generally making them more volatile than securities with lesser spread durations. Spread duration measures the change in the value of a security (or portfolio) for a given change in the interest rate spread (difference) between Treasury and non-Treasury securities.

• High Yield Securities (“Junk Bonds”). High yield securities are fixed-income securities rated below Baa by Moody’s Investors Service, Inc. (“Moody’s”) or below BBB by Standard & Poor’s Rating Group, a division of The McGraw-Hill Companies, Inc. (“S&P”), or if unrated considered by the Adviser to be an appropriate investment for the Portfolio. High yield securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. Investing in emerging markets intensifies risk, because lower quality fixed income securities may be more volatile in price in certain environments. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Prices of high yield securities will rise and fall primarily in response to actual or perceived changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price.

• Foreign and Emerging Market Securities. Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. The Portfolio’s investments may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. These changes may occur separately from and in response to events that do not otherwise

2	UIF Emerging Markets Debt Portfolio

Class I Prospectus

Portfolio Summary

Emerging Markets Debt Portfolio (Cont’d)

affect the value of the security in the issuer’s home country.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

• Non-Diversified Portfolio. The risks of investing in the Portfolio may be intensified because the Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Portfolio’s performance more than if the Portfolio were diversified and a decline in the value of a particular instrument would cause the Portfolio’s overall value to decline to a greater degree.

• Leverage. In addition, the Portfolio may borrow money for investment purposes. Borrowing for investment purposes is a speculative activity that creates leverage. Leverage will magnify the effect of increases and decreases in prices of portfolio securities.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares year-by-year and by showing how the Portfolio’s Class I shares’ average annual returns for the past one, five and ten year periods compare with those of an index of similar securities over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future. Updated performance information is available on the Fund’s website at www.morganstanley.com/im.

Annual Total Return—Calendar Years (Class I)

Commenced operations on June 16, 1997

High Quarter	07/09 - 09/09	11.49%
Low Quarter	10/08 - 12/08	-8.74%

Average Annual Total Returns (Class I)

(for the calendar periods ended December 31, 2009)

	Emerging Markets Debt Portfolio	J.P. Morgan EMBG Index*
Past One Year	30.21%	28.18%
Past Five Years	7.97%	8.11%
Past Ten Years	10.71%	10.52%

*	The J.P. Morgan Emerging Markets Bond Global (“EMBG”) Index tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments for over 30 emerging market countries. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Investment Adviser

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Emerging Markets Debt team manages the Portfolio. Information about the current members of the Emerging Markets Debt team jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing the Portfolio
Eric J. Baurmeister	Managing Director	April 2002
Federico Kaune	Managing Director	April 2003

UIF Emerging Markets Debt Portfolio	3

Emerging Markets Debt Portfolio (Cont’d)

Purchase and Sale of Portfolio Shares

This Prospectus offers Class I shares of the Emerging Market Debt Portfolio. The Fund also offers Class II shares of the Portfolio through a separate Prospectus. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Fund shares will be sold at the net asset value (“NAV”) next determined after we receive your redemption request.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the “Shareholder Information—Purchasing and Selling Portfolio Shares” section of this Prospectus.

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

For more information, please refer to the “Shareholder Information—Taxes” section of the Prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), which may be affiliated or unaffiliated with the Adviser, the Adviser and/or the Portfolio’s distributor may pay (out of their own funds and not as an expense of the Portfolio) the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

4	UIF Emerging Markets Debt Portfolio

Class I Prospectus

Details of the Portfolio

Details of the Portfolio

Emerging Markets Debt Portfolio

Objective

The Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

Approach

The Adviser seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market or developing countries. Using macroeconomic and fundamental analysis, the Adviser seeks to identify emerging market or developing countries that are believed to be undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.

Process

The Adviser analyzes the global economic environment and its impact on emerging markets. The Adviser focuses on investing in countries that show signs of positive fundamental change. This analysis considers macroeconomic factors, such as GDP growth, inflation, monetary policy, fiscal policy and interest rates and sociopolitical factors such as political risk, leadership, social stability and commitment to reform. In selecting securities, the Adviser first examines yield curves with respect to a country and then considers instrument-specific criteria, including: (i) spread duration; (ii) real interest rates; and (iii) liquidity. The Portfolio’s holdings may range in maturity from overnight to 30 years or more and will not be subject to any minimum credit rating standard. The Adviser may, when or if available, use certain strategies, including the use of derivatives, to protect the Portfolio from overvalued currencies or to take advantage of undervalued currencies. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Portfolio’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques. The Portfolio may also use forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in debt securities of issuers located in emerging market or developing countries. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. Derivative instruments used by the Portfolio will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

The Adviser considers an issuer to be located in an emerging market or developing country if (i) its principal securities trading market is in an emerging market or developing country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from goods produced, sales made or services performed in emerging market or developing countries, or (iii) it is organized under the laws of, or has a principal office in, an emerging market or developing country.

Emerging market or developing countries are countries that major international financial institutions, such as the World Bank or the Portfolio’s benchmark index, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market or developing countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

Risks

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in lower-rated and unrated fixed income securities in emerging markets. Market prices of fixed income securities respond to economic developments, changes in the general level of spreads between U.S. Treasury and non-Treasury securities, as well as to perceptions of the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Investing in emerging markets intensifies risk, because lower quality fixed income securities may be more volatile in price in certain environments. The Portfolio invests in many fixed income securities that are often referred to as “high yield securities” or “junk bonds.” High yield securities are fixed-income securities rated below Baa by

UIF Emerging Markets Debt Portfolio	5

Emerging Markets Debt Portfolio (Cont’d)

Moody’s or below BBB by S&P, or if unrated considered by the Adviser to be an appropriate investment for the Portfolio. High yield securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. Prices of longer term fixed income securities also are generally more volatile, so the average maturity of the securities in the Portfolio affects risk. Securities with greater spread durations are likely to be more sensitive to changes in spreads between U.S. Treasury and non-U.S. Treasury securities, generally making them more volatile than securities with lesser spread durations. Spread duration measures the change in the value of a security (or portfolio) for a given change in the interest rate spread (difference) between Treasury and non-Treasury securities.

High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Prices of high yield securities will rise and fall primarily in response to actual or perceived changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States.

The Portfolio’s investments may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

The risks of investing in the Portfolio may be intensified because the Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Portfolio’s performance more than if the Portfolio were diversified and a decline in the value of a particular instrument would cause the Portfolio’s overall value to decline to a greater degree.

In addition, the Portfolio may borrow money for investment purposes. Borrowing for investment purposes is a speculative activity that creates leverage. Leverage will magnify the effect of increases and decreases in prices of portfolio securities.

Please see “Additional Risk Factors and Information” for further information about these and other risks of investing in the Portfolio.

6	UIF Emerging Markets Debt Portfolio

Class I Prospectus

Risk Factors and Information

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Portfolio. The Portfolio’s investment practices and limitations are described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect the Portfolio’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

The Portfolio may invest in debt obligations known as “sovereign debt,” which are obligations of governmental issuers in emerging market or developing countries and industrialized countries. Certain emerging market or developing countries are among the largest debtors to commercial banks and foreign governments. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when due in accordance with the terms of such obligations.

In connection with its investments in foreign securities, the Portfolio also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Portfolio may use cross currency hedging or proxy hedging with respect to currencies in which the Portfolio has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. Hedging the Portfolio’s currency risks involves the risk of mismatching the Portfolio’s objectives under a forward or futures contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Portfolio’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts.

Emerging Market Risks

Emerging market or developing countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market or developing countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued

UIF Emerging Markets Debt Portfolio	7

Additional Risk Factors and Information (Cont’d)

in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

A portion of the Portfolio’s investments in emerging markets securities may include investments in microfinance loans. Microfinance loans are typically very small loans (microcredit) made for providing the means for people who are not served by traditional banking systems to expand their business or finance their families’ basic needs by providing access to affordable credit. Microfinance loans carry many of the same risks associated with investing in emerging market or developing countries, but because some of the microfinance loans may be used to fund crop growing and livestock, microfinance loans may also be subject to climate and geography risk. In addition, most micro-clients have low incomes and little or no previous credit history. As a result, there is no assurance that micro-clients will be able to repay the microfinance loans.

Foreign Currency

The Portfolio’s investments generally will be denominated in U.S. dollars, but a portion of the investments may be denominated in foreign currencies. The value of foreign currencies fluctuates relative to the value of the U.S. dollar. Since the Portfolio may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolio’s assets. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Short Sales

The Portfolio may sell securities short. In a short sale transaction, the Portfolio sells a borrowed security in anticipation of a decline in the market value of that security, hoping to profit from the difference between the amount received from the sale and the cost of replacing the borrowed security. If the Adviser incorrectly predicts that the price of a borrowed security will decline, the Portfolio may lose money because the amount necessary to replace the borrowed security will be greater than the amount received from the sale.

Derivatives and Other Investments

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio’s investment objective, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Portfolio may principally use include the following:

Futures. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete

8	UIF Emerging Markets Debt Portfolio

Class I Prospectus

Risk Factors and Information

Additional Risk Factors and Information (Cont’d)

the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts.

Options. If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium paid by the Portfolio. If the Portfolio sells an option, it sells to another person the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Portfolio. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected.

The Portfolio’s use of swaps may include those based on the credit of an underlying security and commonly referred to as “credit default swaps.” Where the Portfolio is the buyer of a credit default swap contract, it would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default by a third party on the debt obligation. If no default occurs, the Portfolio would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation.

Structured Investments. The Portfolio also may invest a portion of its assets in structured notes and other types of structured investments. A structured note is a derivative security for which the amount of principal repayment and/or interest payments is based on the movement of one or more “factors.” These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate or LIBOR), referenced bonds and stock indices. Investments in structured notes involve risks including interest rate risk, credit risk and market risk. Changes in interest rates and movement of the factor may cause significant price fluctuations and changes in the reference factor may cause the interest rate on the structured note to be reduced to zero and any further changes in the reference factor may then reduce the principal amount payable on maturity. Other types of structured investments include interests in entities organized and operated for the purpose of restructuring the investment characteristics of underlying investment interests or securities. These investment entities may be structured as trusts or other types of pooled investment vehicles.

Holders of structured investments bear risks of the underlying investment and are subject to counterparty risk. Certain structured investments may be

UIF Emerging Markets Debt Portfolio	9

Additional Risk Factors and Information (Cont’d)

thinly traded or have a limited trading market and may have the effect of increasing the Portfolio’s illiquidity to the extent that the Portfolio, at a particular point in time, may be unable to find qualified buyers for these securities.

Temporary Defensive Investments

When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities that may be inconsistent with its principal investment strategies for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio’s performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover

Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs. The Portfolio may engage in frequent trading of securities to achieve its investment objective.

10	UIF Emerging Markets Debt Portfolio

Class I Prospectus

Fund Management

Fund Management

Investment Adviser

The Investment Adviser is Morgan Stanley Investment Management Inc. The Adviser, with principal offices at 522 Fifth Avenue, New York, New York 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and the indirect parent of Morgan Stanley Distribution, Inc., the Fund’s distributor (the “Distributor”). Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2009, the Adviser, together with its affiliated asset management companies, had approximately $395.3 billion in assets under management or supervision.

Advisory Fee

The Adviser is entitled to receive an advisory fee at an annual percentage of the Portfolio’s average daily net assets as set forth in the table below:

Assets	Fee
First $500 million	0.75%
From $500 million to $1 billion	0.70%
More than $1 billion	0.65%

However, the Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 1.30% of its average daily net assets. For purposes of determining the amount of the advisory fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 1.30%. The fee waiver and/or expense reimbursements are expected to continue until such time as the Fund’s Board of Directors acts to discontinue such waivers and/or reimbursements when it deems that such action is appropriate.

For the fiscal year ended December 31, 2009, the Adviser received a fee for advisory services (net of fee waivers and/or expense reimbursements) equal to 0.75% of the Portfolio’s average daily net assets.

A discussion regarding the Board of Directors’ approval of the investment advisory agreement is available in the Fund’s semi-annual report to shareholders for the period ended June 30, 2009.

The Adviser and/or the Distributor may pay compensation (out of their own funds and not as an expense of the Portfolio) to certain affiliated or unaffiliated brokers, dealers and/or certain insurance companies or other financial intermediaries or service providers in connection with the sale, distribution, marketing and/or retention of shares of the Portfolio and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of the Portfolio’s shares over other investment options. Any such payments will not change the net asset value or the price of the Portfolio’s shares. For more information, please see the Fund’s SAI.

Portfolio Management

The Portfolio’s assets are managed within the Emerging Markets Debt team. The team consists of portfolio managers, analysts and traders. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Eric J. Baurmeister and Federico Kaune.

Mr. Baurmeister has been associated with the Adviser in an investment management capacity since 1997. Mr. Kaune has been associated with the Adviser in an investment management capacity since 2002.

Messrs. Baurmeister and Kaune are co-portfolio managers. Members of the team collaborate to manage the assets of the Portfolio.

The Fund’s SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Portfolio.

The composition of the team may change from time to time.

UIF Emerging Markets Debt Portfolio	11

Shareholder Information

Share Class

This Prospectus offers Class I shares of the Emerging Markets Debt Portfolio. The Fund also offers Class II shares of the Portfolio through a separate Prospectus. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Purchasing and Selling Portfolio Shares

Shares are offered on each day that the New York Stock Exchange (the “NYSE”) is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

There are no known disadvantages to variable product contract owners or qualified plan participants arising out of the fact that the Portfolio offers its shares to separate accounts of various insurance companies that offer variable annuity and variable life insurance products and various other entities under qualified pension and retirement plans. Nevertheless, the Board of Directors that oversees the Portfolio intends to monitor events to identify any material irreconcilable conflicts that may possibly arise due to these arrangements and to determine what action, if any, should be taken in response.

Pricing of Portfolio Shares

The price per share will be the NAV per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share’s portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.

About Net Asset Value

The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio’s investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, the value for those securities will be determined in good faith at fair value using methods approved by the Board of Directors. In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (for example, a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Fund’s Board of Directors. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer-specific development which is likely to have changed the value of the security. In these cases, the Portfolio’s NAV will reflect certain portfolio securities’ fair value rather than their market price. To the extent the Portfolio invests in open-end management companies that are registered under the Investment Company Act of 1940, as amended, the Portfolio’s NAV is calculated based upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

The NAV of Class I shares will differ from that of other classes because of class-specific expenses that each class may pay.

12	UIF Emerging Markets Debt Portfolio

Class I Prospectus

Shareholder Information

Shareholder Information (Cont’d)

Dividends and Distributions

The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor’s tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners or qualified plan participants is referred to as “market-timing” or “short-term trading” and may present risks for other contract owners or participants with long-term interests in the Portfolio, which may include, among other things, dilution in the value of the Portfolio’s shares indirectly held by contract owners or participants with long term interests in the Portfolio, interference with the efficient management of the Portfolio, increased brokerage and administrative costs and forcing the Portfolio to hold excess levels of cash.

In addition, the Portfolio is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Portfolio’s securities trade and the time as of which the Portfolio’s NAV is calculated (“time-zone arbitrage”). For example, a market-timer may submit instructions for the purchase of shares of the Portfolio based on events occurring after foreign market closing prices are established, but before the Portfolio’s NAV calculation that are likely to result in higher prices in foreign markets the following day. The market-timer would submit instructions to redeem the Portfolio’s shares the next day when the Portfolio’s share price would reflect the increased prices in foreign markets for a quick profit at the expense of contract owners or participants with long-term interests in the Portfolio.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price- arbitrage”). Investments in certain fixed income securities, such as high yield bonds, may be adversely affected by price arbitrage trading strategies. The Portfolio’s policies with respect to valuing portfolio securities are described above in “About Net Asset Value.”

The Fund’s Board of Directors has adopted policies and procedures to discourage frequent purchases and redemptions of Portfolio shares by Portfolio shareholders. Insurance companies or qualified plans generally do not provide specific contract owner or plan participant transaction instructions to the Portfolio on an ongoing basis. Therefore, to some extent, the Portfolio relies on the insurance companies and qualified plans to monitor frequent short-term trading by contract owners. However, the Portfolio has entered into agreements with insurance companies and qualified plans whereby the insurance companies and qualified plans are required to provide certain contract owner identification and transaction information upon the Portfolio’s request. The Portfolio may use this information to help identify and prevent market-timing activity in the Portfolio. There can be no assurance that the Portfolio will be able to identify or prevent all market-timing activity.

If the Portfolio identifies suspected market-timing activity, the insurance company or qualified plan will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners or participants). Insurance companies may be prohibited by the terms of the underlying

UIF Emerging Markets Debt Portfolio	13

Shareholder Information (Cont’d)

insurance contract from restricting short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to implement remedial steps to prevent market-timing activity in the Portfolio. If the insurance company or qualified plan is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners or participants may be able to engage in frequent trading to the detriment of contract owners or participants with long-term interests in the Portfolio. If the insurance company or qualified plan refuses to take remedial action, or takes action that the Portfolio deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company or qualified plan.

Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s securities is available in the Fund’s SAI.

14	UIF Emerging Markets Debt Portfolio

Class I Prospectus

Financial Highlights

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Portfolio’s Class I shares for the past five fiscal years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower. The information has been audited by Ernst & Young LLP, an independent registered public accounting firm. Ernst & Young LLP’s unqualified report appears in the Portfolio’s Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and the Portfolio’s financial statements, as well as the SAI, are available at no cost from the Portfolio at the toll free number noted on the back cover to this Prospectus or from your insurance company.

	Year Ended December 31,
	2009	2008	2007	2006	2005
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$6.47	$8.53	$8.92	$9.04	$8.89
Income (Loss) From Investment Operations
Net Investment Income#	0.47	0.46	0.54	0.53	0.73
Net Realized and Unrealized Gain (Loss)	1.41	(1.61)	0.01	0.32	0.30
Total From Investment Operations	1.88	(1.15)	0.55	0.85	1.03
Distributions from and/or in Excess of:
Net Investment Income	(0.60)	(0.58)	(0.66)	(0.80)	(0.73)
Net Realized Gain	–	(0.33)	(0.28)	(0.17)	(0.15)
Total Distributions	(0.60)	(0.91)	(0.94)	(0.97)	(0.88)
Net Asset Value, End of Period	$7.75	$6.47	$8.53	$8.92	$9.04
Total Return±	30.21%	(14.98)%	6.55%	10.81%	12.25%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$138,080	$92,681	$128,135	$136,167	$155,945
Ratio of Expenses to Average Net Assets	1.08%+	1.10%+	1.06%+	1.10%	1.09%
Ratio of Net Investment Income to Average Net Assets	6.50%+	6.00%+	6.15%+	5.98%	8.18%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00%§	0.00%§	0.00%§	N/A	N/A
Portfolio Turnover Rate	97%	70%	59%	57%	63%
#	Per share amount is based on average shares outstanding.
±	Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.
+	The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.
§	Amount is less than 0.005%.

UIF Emerging Markets Debt Portfolio	15

Where to Find Additional Information

Statement of Additional Information

In addition to this Prospectus, the Fund has a SAI, dated April 30, 2010 which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio’s investments. In the Fund’s shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio’s performance during that period.

For additional Fund information, including information regarding the investments comprising the Portfolio, and to make shareholder inquiries, please call 1-800-281-2715 or contact your insurance company.

You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company or on our web site at www.morganstanley.com/im.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission’s Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-551-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission’s web site at http://www.sec.gov; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund’s Investment Company Act registration number is 811-7607.

Class II Prospectus

April 30, 2010

The Universal Institutional Funds, Inc.

Emerging Markets Debt Portfolio

High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

Investment Adviser

Morgan Stanley Investment Management Inc.

The Universal Institutional Funds, Inc. (the “Fund”) is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.

The Securities and Exchange Commission (the “Commission”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Ticker Symbol: UEDBX

Class II Prospectus

Portfolio Summary

Emerging Markets Debt Portfolio

Objective

The Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

Fees and Expenses of the Portfolio (Class II)

The table below describes the fees and expenses that you may pay if you buy and hold the classes of shares that may be offered by the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Portfolio Operating Expenses would be higher.

Annual Portfolio Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Advisory Fees	0.75%
Distribution (12b-1) Fee	0.35%
Other Expenses*	0.34%
Total Annual Portfolio Operating Expenses	1.44%
Fee Waiver and/or Expense Reimbursement**	0.30%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.14%

*	The Portfolio may invest a portion of its assets in other investment companies (the “Acquired Funds”). The Portfolio’s shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Portfolio invests. The Portfolio estimates that these expenses constituted less than 0.01% of the Portfolio’s average net assets for the fiscal year ended December 31, 2009. The Portfolio’s estimated indirect expense from investing in the Acquired Funds is based upon the average allocation of the Portfolio’s investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds (including any current waivers and expense limitations) for the fiscal year ended December 31, 2009. Actual Acquired Fund expenses incurred by the Portfolio may vary with changes in the allocation of Portfolio assets among the Acquired Funds and with other events that directly affect the expenses of the Acquired Funds.

**	The Portfolio’s adviser, Morgan Stanley Investment Management Inc. (the “Adviser”), has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed) (but including any 12b-1 fee), will not exceed 1.35%. The fee waivers and/or expense reimbursements are expected to continue until such time as the Fund’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate. The expenses of the Acquired Funds are not taken into account when calculating the fee waivers and/or expense reimbursements.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be equal to the amounts reflected in the table below.

	1 Year	3 Years	5 Years	10 Years
Emerging Markets Debt Portfolio	$116	$362	$628	$1,386

Portfolio Turnover

The Portfolio pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 97% of the average value of its portfolio.

Principal Investment Strategies

The Adviser seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market or developing countries. Using macroeconomic and fundamental analysis, the Adviser seeks to identify emerging market or developing countries that are believed to be undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.

In selecting securities, the Adviser first examines yield curves with respect to a country and then considers instrument-specific criteria, including: (i) spread duration; (ii) real interest rates; and (iii) liquidity. The Portfolio’s holdings may range in maturity from overnight to 30 years or more and will not be subject to any minimum credit rating standard. The Adviser

UIF Emerging Markets Debt Portfolio	1

Emerging Markets Debt Portfolio (Cont’d)

may, when or if available, use certain strategies, including the use of derivatives, to protect the Portfolio from overvalued currencies or to take advantage of undervalued currencies.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Portfolio’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques. The Portfolio may also use forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in debt securities of issuers located in emerging market or developing countries. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. Derivative instruments used by the Portfolio will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Principal Risks

An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Portfolio’s principal investment strategies are subject to the following principal risks:

• Fixed Income Securities. Market prices of fixed income securities respond to economic developments, changes in the general level of spreads between U.S. Treasury and non-Treasury securities, as well as to perceptions of the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of longer term fixed income securities also are generally more volatile, so the average maturity of the securities in the Portfolio affects risk. Securities with greater spread durations are likely to be more sensitive to changes in spreads between U.S. Treasury and non-U.S. Treasury securities, generally making them more volatile than securities with lesser spread durations. Spread duration measures the change in the value of a security (or portfolio) for a given change in the interest rate spread (difference) between Treasury and non-Treasury securities.

• High Yield Securities (“Junk Bonds”). High yield securities are fixed-income securities rated below Baa by Moody’s Investors Service, Inc. (“Moody’s”) or below BBB by Standard & Poor’s Rating Group, a division of The McGraw-Hill Companies, Inc. (“S&P”), or if unrated considered by the Adviser to be an appropriate investment for the Portfolio. High yield securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. Investing in emerging markets intensifies risk, because lower quality fixed income securities may be more volatile in price in certain environments. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Prices of high yield securities will rise and fall primarily in response to actual or perceived changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price.

• Foreign and Emerging Market Securities. Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. The Portfolio’s investments may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s

2	UIF Emerging Markets Debt Portfolio

Class II Prospectus

Portfolio Summary

Emerging Markets Debt Portfolio (Cont’d)

investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

• Non-Diversified Portfolio. The risks of investing in the Portfolio may be intensified because the Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Portfolio’s performance more than if the Portfolio were diversified and a decline in the value of a particular instrument would cause the Portfolio’s overall value to decline to a greater degree.

• Leverage. In addition, the Portfolio may borrow money for investment purposes. Borrowing for investment purposes is a speculative activity that creates leverage. Leverage will magnify the effect of increases and decreases in prices of portfolio securities.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class II shares year-by-year and by showing how the Portfolio’s Class II shares’ average annual returns for the past one-year and five-year periods and since the Portfolio’s Class II inception compare with those of an index of similar securities over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future. Updated performance information is available on the Fund’s website at www.morganstanley.com/im.

Annual Total Returns—Calendar Years (Class II)

Commenced operations on December 19, 2002

High Quarter	07/09 - 09/09	11.48%
Low Quarter	10/08 - 12/08	-8.65%

Average Annual Total Returns (Class II)

(for the calendar periods ended December 31, 2009)

	Emerging Markets Debt Portfolio	J.P. Morgan EMBG Index*
Past One Year	30.11%	28.18%
Past Five Years	7.90%	8.11%
Since Inception 12/19/02	10.80%	11.01%

*	The J.P. Morgan Emerging Markets Bond Global (“EMBG”) Index tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments for over 30 emerging market countries. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Investment Adviser

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Emerging Markets Debt team manages the Portfolio. Information about the current members of the Emerging Markets Debt team jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing the Portfolio
Eric J. Baurmeister	Managing Director	April 2002
Federico Kaune	Managing Director	April 2003

Purchase and Sale of Portfolio Shares

This Prospectus offers Class II shares of the Emerging Market Debt Portfolio. The Fund also offers Class I

UIF Emerging Markets Debt Portfolio	3

Emerging Markets Debt Portfolio (Cont’d)

shares of the Portfolio through a separate Prospectus. Class I shares are subject to lower expenses, but may not be available through your insurance company. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Fund shares will be sold at the net asset value (“NAV”) next determined after we receive your redemption request.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the “Shareholder Information—Purchasing and Selling Portfolio Shares” section of this Prospectus.

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

For more information, please refer to the “Shareholder Information—Taxes” section of the Prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), which may be affiliated or unaffiliated with the Adviser, the Adviser and/or the Portfolio’s distributor may pay (out of their own funds and not as an expense of the Portfolio) the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

4	UIF Emerging Markets Debt Portfolio

Class II Prospectus

Details of the Portfolio

Details of the Portfolio

Emerging Markets Debt Portfolio

Objective

The Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

Approach

The Adviser seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market or developing countries. Using macroeconomic and fundamental analysis, the Adviser seeks to identify emerging market or developing countries that are believed to be undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.

Process

The Adviser analyzes the global economic environment and its impact on emerging markets. The Adviser focuses on investing in countries that show signs of positive fundamental change. This analysis considers macroeconomic factors, such as GDP growth, inflation, monetary policy, fiscal policy and interest rates and sociopolitical factors such as political risk, leadership, social stability and commitment to reform. In selecting securities, the Adviser first examines yield curves with respect to a country and then considers instrument-specific criteria, including: (i) spread duration; (ii) real interest rates; and (iii) liquidity. The Portfolio’s holdings may range in maturity from overnight to 30 years or more and will not be subject to any minimum credit rating standard. The Adviser may, when or if available, use certain strategies, including the use of derivatives, to protect the Portfolio from overvalued currencies or to take advantage of undervalued currencies. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Portfolio’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques. The Portfolio may also use forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in debt securities of issuers located in emerging market or developing countries. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. Derivative instruments used by the Portfolio will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

The Adviser considers an issuer to be located in an emerging market or developing country if (i) its principal securities trading market is in an emerging market or developing country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from goods produced, sales made or services performed in emerging market or developing countries, or (iii) it is organized under the laws of, or has a principal office in, an emerging market or developing country.

Emerging market or developing countries are countries that major international financial institutions, such as the World Bank or the Portfolio’s benchmark index, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market or developing countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

Risks

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in lower-rated and unrated fixed income securities in emerging markets. Market prices of fixed income securities respond to economic developments, changes in the general level of spreads between U.S.

Treasury and non-Treasury securities, as well as to perceptions of the creditworthiness of individual issuers, including governments. Generally, fixed

UIF Emerging Markets Debt Portfolio	5

Emerging Markets Debt Portfolio (Cont’d)

income securities decrease in value as interest rates rise and vice versa. Investing in emerging markets intensifies risk, because lower quality fixed income securities may be more volatile in price in certain environments. The Portfolio invests in many fixed income securities that are often referred to as “high yield securities” or “junk bonds.” High yield securities are fixed-income securities rated below Baa by Moody’s or below BBB by S&P, or if unrated considered by the Adviser to be an appropriate investment for the Portfolio. High yield securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. Prices of longer term fixed income securities also are generally more volatile, so the average maturity of the securities in the Portfolio affects risk. Securities with greater spread durations are likely to be more sensitive to changes in spreads between U.S. Treasury and non-U.S. Treasury securities, generally making them more volatile than securities with lesser spread durations. Spread duration measures the change in the value of a security (or portfolio) for a given change in the interest rate spread (difference) between Treasury and non-Treasury securities.

High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Prices of high yield securities will rise and fall primarily in response to actual or perceived changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States.

The Portfolio’s investments may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

The risks of investing in the Portfolio may be intensified because the Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Portfolio’s performance more than if the Portfolio were diversified and a decline in the value of a particular instrument would cause the Portfolio’s overall value to decline to a greater degree.

In addition, the Portfolio may borrow money for investment purposes. Borrowing for investment purposes is a speculative activity that creates leverage. Leverage will magnify the effect of increases and decreases in prices of portfolio securities.

Please see “Additional Risk Factors and Information” for further information about these and other risks of investing in the Portfolio.

6	UIF Emerging Markets Debt Portfolio

Class II Prospectus

Risk Factors and Information

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Portfolio. The Portfolio’s investment practices and limitations are described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect the Portfolio’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

The Portfolio may invest in debt obligations known as “sovereign debt,” which are obligations of governmental issuers in emerging market or developing countries and industrialized countries. Certain emerging market or developing countries are among the largest debtors to commercial banks and foreign governments. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when due in accordance with the terms of such obligations.

In connection with its investments in foreign securities, the Portfolio also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Portfolio may use cross currency hedging or proxy hedging with respect to currencies in which the Portfolio has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. Hedging the Portfolio’s currency risks involves the risk of mismatching the Portfolio’s objectives under a forward or futures contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Portfolio’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts.

Emerging Market Risks

Emerging market or developing countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market or developing countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more

UIF Emerging Markets Debt Portfolio	7

Additional Risk Factors and Information (Cont’d)

developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

A portion of the Portfolio’s investments in emerging markets securities may include investments in microfinance loans. Microfinance loans are typically very small loans (microcredit) made for providing the means for people who are not served by traditional banking systems to expand their business or finance their families’ basic needs by providing access to affordable credit. Microfinance loans carry many of the same risks associated with investing in emerging market or developing countries, but because some of the microfinance loans may be used to fund crop growing and livestock, microfinance loans may also be subject to climate and geography risk. In addition, most micro-clients have low incomes and little or no previous credit history. As a result, there is no assurance that micro-clients will be able to repay the microfinance loans.

Foreign Currency

The Portfolio’s investments generally will be denominated in U.S. dollars, but a portion of the investments may be denominated in foreign currencies. The value of foreign currencies fluctuates relative to the value of the U.S. dollar. Since the Portfolio may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolio’s assets. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Short Sales

The Portfolio may sell securities short. In a short sale transaction, the Portfolio sells a borrowed security in anticipation of a decline in the market value of that security, hoping to profit from the difference between the amount received from the sale and the cost of replacing the borrowed security. If the Adviser incorrectly predicts that the price of a borrowed security will decline, the Portfolio may lose money because the amount necessary to replace the borrowed security will be greater than the amount received from the sale.

Derivatives and Other Investments

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio’s investment objective, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Portfolio may principally use include the following:

Futures. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete

8	UIF Emerging Markets Debt Portfolio

Class II Prospectus

Risk Factors and Information

Additional Risk Factors and Information (Cont’d)

the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts.

Options. If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium paid by the Portfolio. If the Portfolio sells an option, it sells to another person the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Portfolio. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected.

The Portfolio’s use of swaps may include those based on the credit of an underlying security and commonly referred to as “credit default swaps.” Where the Portfolio is the buyer of a credit default swap contract, it would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default by a third party on the debt obligation. If no default occurs, the Portfolio would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation.

Structured Investments. The Portfolio also may invest a portion of its assets in structured notes and other types of structured investments. A structured note is a derivative security for which the amount of principal repayment and/or interest payments is based on the movement of one or more “factors.” These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate or LIBOR), referenced bonds and stock indices. Investments in structured notes involve risks including interest rate risk, credit risk and market risk. Changes in interest rates and movement of the factor may cause significant price fluctuations and changes in the reference factor may cause the interest rate on the structured note to be reduced to zero and any further changes in the reference factor may then reduce the principal amount payable on maturity. Other types of structured investments include interests in entities organized and operated for the purpose of restructuring the investment characteristics of underlying investment interests or securities. These investment entities may be structured as trusts or other types of pooled investment vehicles.

Holders of structured investments bear risks of the underlying investment and are subject to counter-

UIF Emerging Markets Debt Portfolio	9

Additional Risk Factors and Information (Cont’d)

party risk. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Portfolio’s illiquidity to the extent that the Portfolio, at a particular point in time, may be unable to find qualified buyers for these securities.

Temporary Defensive Investments

When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities that may be inconsistent with its principal investment strategies for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio’s performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover

Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs. The Portfolio may engage in frequent trading of securities to achieve its investment objective.

10	UIF Emerging Markets Debt Portfolio

Class II Prospectus

Fund Management

Fund Management

Investment Adviser

The Investment Adviser is Morgan Stanley Investment Management Inc. The Adviser, with principal offices at 522 Fifth Avenue, New York, New York 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and the indirect parent of Morgan Stanley Distribution, Inc., the Fund’s distributor (the “Distributor”). Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2009, the Adviser, together with its affiliated asset management companies, had approximately $395.3 billion in assets under management or supervision.

Advisory Fee

The Adviser is entitled to receive an advisory fee at an annual percentage of the Portfolio’s average daily net assets as set forth in the table below:

Assets	Fee
First $500 million	0.75%
From $500 million to $1 billion	0.70%
More than $1 billion	0.65%

However, the Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 1.35% of its average daily net assets. For purposes of determining the amount of the advisory fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 1.35%. The fee waivers and/or expense reimbursements are expected to continue until such time as the Fund’s Board of Directors acts to discontinue such waivers and/or reimbursements when it deems that such action is appropriate.

For the fiscal year ended December 31, 2009, the Adviser received a fee for advisory services (net of fee waivers and/or expense reimbursements) equal to 0.75% of the Portfolio’s average daily net assets.

A discussion regarding the Board of Directors’ approval of the investment advisory agreement is available in the Fund’s semi-annual report to shareholders for the period ended June 30, 2009.

Portfolio Management

The Portfolio’s assets are managed within the Emerging Markets Debt team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Eric J. Baurmeister and Federico Kaune.

Mr. Baurmeister has been associated with the Adviser in an investment management capacity since 1997. Mr. Kaune has been associated with the Adviser in an investment management capacity since 2002.

Messrs. Baurmeister and Kaune are co-portfolio managers. Members of the team collaborate to manage the assets of the Portfolio.

The Fund’s SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Portfolio.

The composition of the team may change from time to time.

Distribution Plan

The Fund has adopted a Plan of Distribution for the Portfolio’s Class II shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Plan”). Under the Plan, the Portfolio is authorized to pay the Distributor a monthly 12b-1 fee at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. Such amount shall be paid to compensate the Distributor for remittance to insurance companies which offer the Fund as an investment option. These payments are intended to compensate insurance companies for distribution and/or administrative related expenses incurred or paid in connection with

UIF Emerging Markets Debt Portfolio	11

Fund Management (Cont’d)

the distribution of Class II shares of the Portfolio. The Distributor has voluntarily agreed to waive 0.30% of the 0.35% 12b-1 fee that it may receive. This waiver is voluntary, and the Distributor reserves the right to terminate the waiver at any time and without notice.

Since the 12b-1 fees associated with the Plan are paid out of the Portfolio’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Portfolio) to certain affiliated or unaffiliated brokers, dealers and/or certain insurance companies or other financial intermediaries or service providers in connection with the sale, distribution, marketing and/or retention of shares of the Portfolio and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of the Portfolio’s shares over other investment options. Any such payments will not change the net asset value or the price of the Portfolio’s shares. For more information, please see the Fund’s SAI.

12	UIF Emerging Markets Debt Portfolio

Class II Prospectus

Shareholder Information

Shareholder Information

Share Class

This Prospectus offers Class II shares of the Emerging Markets Debt Portfolio. The Fund also offers Class I shares of the Portfolio through a separate Prospectus. Class I shares are subject to lower expenses, but may not be available through your insurance company. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Purchasing and Selling Portfolio Shares

Shares are offered on each day that the New York Stock Exchange (the “NYSE”) is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

There are no known disadvantages to variable product contract owners or qualified plan participants arising out of the fact that the Portfolio offers its shares to separate accounts of various insurance companies that offer variable annuity and variable life insurance products and various other entities under qualified pension and retirement plans. Nevertheless, the Board of Directors that oversees the Portfolio intends to monitor events to identify any material irreconcilable conflicts that may possibly arise due to these arrangements and to determine what action, if any, should be taken in response.

Pricing of Portfolio Shares

The price per share will be the NAV per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share’s portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.

About Net Asset Value

The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio’s investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, the value for those securities will be determined in good faith at fair value using methods approved by the Board of Directors. In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (for example, a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Fund’s Board of Directors. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer-specific development which is likely to have changed the value of the security. In these cases, the Portfolio’s NAV will reflect certain portfolio securities’ fair value rather than their market price. To the extent the Portfolio invests in open-end management companies that are registered under the Investment Company Act of 1940, as amended, the Portfolio’s NAV is calculated based upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

The NAV of Class II shares will differ from that of other classes because of class-specific expenses that each class may pay.

UIF Emerging Markets Debt Portfolio	13

Shareholder Information (Cont’d)

Dividends and Distributions

The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor’s tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners or qualified plan participants is referred to as “market-timing” or “short-term trading” and may present risks for other contract owners or participants with long-term interests in the Portfolio, which may include, among other things, dilution in the value of the Portfolio’s shares indirectly held by contract owners or participants with long term interests in the Portfolio, interference with the efficient management of the Portfolio, increased brokerage and administrative costs and forcing the Portfolio to hold excess levels of cash.

In addition, the Portfolio is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Portfolio’s securities trade and the time as of which the Portfolio’s NAV is calculated (“time-zone arbitrage”). For example, a market-timer may submit instructions for the purchase of shares of the Portfolio based on events occurring after foreign market closing prices are established, but before the Portfolio’s NAV calculation that are likely to result in higher prices in foreign markets the following day. The market-timer would submit instructions to redeem the Portfolio’s shares the next day when the Portfolio’s share price would reflect the increased prices in foreign markets for a quick profit at the expense of contract owners or participants with long-term interests in the Portfolio.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price-arbitrage”). Investments in certain fixed income securities, such as high yield bonds, may be adversely affected by price arbitrage trading strategies. The Portfolio’s policies with respect to valuing portfolio securities are described above in “About Net Asset Value.”

The Fund’s Board of Directors has adopted policies and procedures to discourage frequent purchases and redemptions of Portfolio shares by Portfolio shareholders. Insurance companies or qualified plans generally do not provide specific contract owner or plan participant transaction instructions to the Portfolio on an ongoing basis. Therefore, to some extent, the Portfolio relies on the insurance companies and qualified plans to monitor frequent short-term trading by contract owners. However, the Portfolio has entered into agreements with insurance companies and qualified plans whereby the insurance companies and qualified plans are required to provide certain contract owner identification and transaction information upon the Portfolio’s request. The Portfolio may use this information to help identify and prevent market-timing activity in the Portfolio. There can be no assurance that the Portfolio will be able to identify or prevent all market-timing activity.

If the Portfolio identifies suspected market-timing activity, the insurance company or qualified plan will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners or participants). Insurance companies

14	UIF Emerging Markets Debt Portfolio

Class II Prospectus

Shareholder Information

Shareholder Information (Cont’d)

may be prohibited by the terms of the underlying insurance contract from restricting short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to implement remedial steps to prevent market-timing activity in the Portfolio. If the insurance company or qualified plan is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners or participants may be able to engage in frequent trading to the detriment of contract owners or participants with long-term interests in the Portfolio. If the insurance company or qualified plan refuses to take remedial action, or takes action that the Portfolio deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company or qualified plan.

Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s securities is available in the Fund’s SAI.

UIF Emerging Markets Debt Portfolio	15

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Portfolio’s Class II shares for the past five fiscal years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower. The information has been audited by Ernst & Young LLP, an independent registered public accounting firm. Ernst & Young LLP’s unqualified report appears in the Portfolio’s Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and the Portfolio’s financial statements, as well as the SAI, are available at no cost from the Portfolio at the toll free number noted on the back cover of this Prospectus or from your insurance company.

	Year Ended December 31,
	2009		2008	2007		2006	2005
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$6.43		$8.49	$8.88		$9.01	$8.87
Income (Loss) From Investment Operations
Net Investment Income#	0.46		0.46	0.53		0.50	0.71
Net Realized and Unrealized Gain (Loss)	1.41		(1.62)	0.02		0.34	0.30
Total From Investment Operations	1.87		(1.16)	0.55		0.84	1.01
Distributions from and/or in Excess of:
Net Investment Income	(0.59)		(0.57)	(0.66)		(0.80)	(0.72)
Net Realized Gain	–		(0.33)	(0.28)		(0.17)	(0.15)
Total Distributions	(0.59)		(0.90)	(0.94)		(0.97)	(0.87)
Net Asset Value, End of Period	$7.71		$6.43	$8.49		$8.88	$9.01
Total Return±	30.11%		(14.98)%	6.39%		10.80%	12.14%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$36,299		$27,438	$40,571		$38,329	$33,994
Ratio of Expenses to Average Net Assets(1)	1.13	%+	1.15%+	1.11	%+	1.15%	1.14%
Ratio of Net Investment Income to Average Net Assets(1)	6.48	%+	5.97%+	6.10	%+	5.69%	8.08%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§	0.00%§	0.00	%§	N/A	N/A
Portfolio Turnover Rate	97%		70%	59%		57%	63%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.43	%+	1.45%+	1.41	%+	1.45%	1.44%
Net Investment Income to Average Net Assets	6.18	%+	5.67%+	5.80	%+	5.39%	7.78%
#	Per share amount is based on average shares outstanding.
±	Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.
+	The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.
§	Amount is less than 0.005%.

16	UIF Emerging Markets Debt Portfolio

Where to Find Additional Information

Statement of Additional Information

In addition to this Prospectus, the Fund has a SAI, dated April 30, 2010, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio’s investments. In the Fund’s shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio’s performance during that period.

For additional Fund information, including information regarding the investments comprising the Portfolio, and to make shareholder inquiries, please call 1-800-281-2715 or contact your insurance company.

You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company or on our web site at www.morganstanley.com/im.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission’s Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-551-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission’s web site at http://www.sec.gov; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund’s Investment Company Act registration number is 811-7607.

Class I Prospectus

April 30, 2010

The Universal Institutional Funds, Inc.

Emerging Markets Equity Portfolio

Long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.

Investment Adviser

Morgan Stanley Investment Management Inc.

The Universal Institutional Funds, Inc. (the “Fund”) is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.

The Securities and Exchange Commission (the “Commission”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Ticker Symbol: UEMEX

Class I Prospectus

Portfolio Summary

Portfolio Summary

Emerging Markets Equity Portfolio

Objective

The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.

Fees and Expenses of the Portfolio (Class I)

The table below describes the fees and expenses that you may pay if you buy and hold the classes of shares that may be offered by the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Portfolio Operating Expenses would be higher.

Annual Portfolio Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Advisory Fees	1.23%
Distribution (12b-1) Fee	None
Other Expenses	0.38%
Acquired Fund Fees & Expenses*	0.01%
Total Annual Portfolio Operating Expenses	1.62%
Fee Waiver and/or Expense Reimbursement**	0.02%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.60%

*	The Portfolio may invest a portion of its assets in other investment companies (the “Acquired Funds”). The Portfolio’s shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Portfolio invests. “Acquired Fund Fees & Expenses” in the table is an estimate of those expenses. The estimate is based upon the average allocation of the Portfolio’s investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds (including any current waivers and expense limitations) for the fiscal year ended December 31, 2009. Actual Acquired Fund expenses incurred by the Portfolio may vary with changes in the allocation of Portfolio assets among the Acquired Funds and with other events that directly affect the expenses of the Acquired Funds. Since “Acquired Fund Fees & Expenses” are not directly borne by the Portfolio, they are not reflected in the Portfolio’s financial statements, with the result that the information presented in the table will differ from that presented in the Financial Highlights.

**	The Portfolio’s adviser, Morgan Stanley Investment Management Inc. (the “Adviser”), has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed), will not exceed 1.60%. The fee waivers and/or expense reimbursements are expected to continue until such time as the Fund’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate. The expenses of the Acquired Funds are not taken into account when calculating the fee waivers and/or expense reimbursements.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be equal to the amounts reflected in the table below.

	1 Year	3 Years	5 Years	10 Years
Emerging Markets Equity Portfolio	$163	$505	$871	$1,900

Portfolio Turnover

The Portfolio pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 64% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio seeks to maximize returns by investing in growth-oriented equity securities in emerging markets.

The global strategists of the Adviser, and its sub-advisers, Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company (“MSIM Company” and together with MSIM Limited, (the “Sub-Advisers”), analyze the global economic environment, particularly its impact on emerging markets, and allocate the Portfolio’s assets among emerging markets based on relative economic, political and social fundamentals, stock valuations and investor sentiment. The Portfolio may, but it is not required to, use

UIF Emerging Markets Equity Portfolio	1

Emerging Markets Equity Portfolio (Cont’d)

derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Portfolio’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, contracts for difference (“CFDs”), swaps and other related instruments and techniques. The Portfolio may also use forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in equity securities located in emerging market or developing countries. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. Derivative instruments used by the Portfolio will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

The Portfolio may invest up to 10% of its net assets in foreign real estate companies. Foreign real estate companies pool investors’ funds for investments primarily in real estate properties or real estate related loans. They may also include, among other businesses, real estate developers, brokers and operating companies whose products and services are significantly related to the real estate industry such as building suppliers and mortgage lenders.

Principal Risks

An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Portfolio’s principal investment strategies are subject to the following principal risks:

• Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors, including events that affect entire financial markets or industries and events that affect particular issuers. To the extent that the Portfolio invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

• Foreign and Emerging Markets Securities. Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. The Portfolio’s investments may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

• Foreign Real Estate Companies. Investing in foreign real estate companies makes the Portfolio susceptible to the risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for

2	UIF Emerging Markets Equity Portfolio

Class I Prospectus

Portfolio Summary

Emerging Markets Equity Portfolio (Cont’d)

rents; increases in competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry, as well as risks that relate specifically to the way foreign real estate companies are organized and operated. Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities. In addition, foreign real estate companies, like U.S. real estate investment trusts and mutual funds, have expenses, including management and administration fees, that are paid by their shareholders. As a result, shareholders will absorb duplicate levels of fees when the Portfolio invests in foreign real estate companies.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares year-by-year and by showing how the Portfolio’s Class I shares’ average annual returns for the past one, five and ten year periods compare with those of an index of similar securities over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future. Updated performance information is available on the Fund’s website at www.morganstanley.com/im.

Annual Total Returns – Calendar Years (Class I)

Commenced operations on October 1, 1996

High Quarter	04/09 - 06/09	35.00%
Low Quarter	10/08 - 12/08	-29.92%

Average Annual Total Returns (Class I)

(for the calendar periods ended December 31, 2009)

	Emerging Markets Equity Portfolio	MSCI Emerging Markets Net Index*
Past One Year	69.84%	78.51%
Past Five Years	13.69%	15.51%
Past Ten Years	6.13%	9.82%

*	The Morgan Stanley Capital International (“MSCI”) Emerging Markets Net Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of emerging markets. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI Emerging Markets Index currently consists of 22 emerging market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Investment Adviser

Adviser. Morgan Stanley Investment Management Inc.

Sub-Advisers. Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company.

Portfolio Managers. The Emerging Markets Equity team manages the Portfolio. Information about the current members of the Emerging Markets Equity team jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title	Date Began Managing the Portfolio
Ruchir Sharma	Managing Director of the Adviser	April 2002
James Cheng	Managing Director MSIM Company	August 2006
Paul Psaila	Managing Director of the Adviser	October 1996
Eric Carlson	Managing Director of the Adviser	September 1997
William Scott Piper	Executive Director of the Adviser	December 2002
Ana Cristina Piedrahita	Executive Director MSIM Limited	January 2002

UIF Emerging Markets Equity Portfolio	3

Emerging Markets Equity Portfolio (Cont’d)

Purchase and Sale of Portfolio Shares

This Prospectus offers Class I shares of the Emerging Market Equity Portfolio. The Fund also offers Class II shares of the Portfolio through a separate Prospectus. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Fund shares will be sold at the net asset value (“NAV”) next determined after we receive your redemption request.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the “Shareholder Information—Purchasing and Selling Portfolio Shares” section of this Prospectus.

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

For more information, please refer to the “Shareholder Information—Taxes” section of the Prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), which may be affiliated or unaffiliated with the Adviser, the Adviser and/or the Portfolio’s distributor may pay (out of their own funds and not as an expense of the Portfolio) the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

4	UIF Emerging Markets Equity Portfolio

Class I Prospectus

Details of the Portfolio

Details of the Portfolio

Emerging Markets Equity Portfolio

Objective

The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.

Approach

The Portfolio seeks to maximize returns by investing in growth-oriented equity securities in emerging markets. The Portfolio’s investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and company managements with strong shareholder value orientation.

Process

The global strategists of the Adviser and the Sub-Advisers analyze the global economic environment, particularly its impact on emerging markets, and allocate the Portfolio’s assets among emerging markets based on relative economic, political and social fundamentals, stock valuations and investor sentiment. The Adviser and/or Sub-Advisers invest in countries based on the work of country specialists who conduct fundamental analysis of companies within these markets and seek to identify companies with strong earnings growth prospects. To manage risk, the Adviser and/or Sub-Advisers emphasize macroeconomic and fundamental research. The Adviser and/or Sub-Advisers generally consider selling a portfolio holding when they determine that the holding no longer satisfies its investment criteria.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Portfolio’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, CFDs, swaps and other related instruments and techniques. The Portfolio may also use forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in equity securities located in emerging market or developing countries. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. Derivative instruments used by the Portfolio will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

The Adviser and/or Sub-Advisers consider an issuer to be located in an emerging market country if (i) its principal securities trading market is in an emerging market country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from goods produced, sales made or services performed in emerging market or developing countries, or (iii) it is organized under the laws of, or has a principal office in, an emerging market or developing country.

Emerging market or developing countries are countries that major international financial institutions, such as the World Bank or the Portfolio’s benchmark index, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market or developing countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

The Portfolio may invest up to 10% of its net assets in foreign real estate companies. Foreign real estate companies pool investors’ funds for investments primarily in real estate properties or real estate related loans. They may also include, among other businesses, real estate developers, brokers and operating companies whose products and services are significantly related to the real estate industry such as building suppliers and mortgage lenders.

Risks

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in the equity securities of issuers in emerging markets. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

UIF Emerging Markets Equity Portfolio	5

Emerging Markets Equity Portfolio (Cont’d)

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States.

The Portfolio’s investments may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Lever age magnifies the potential for gain and the risk of loss.

Investing in foreign real estate companies makes the Portfolio susceptible to the risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry, as well as risks that relate specifically to the way foreign real estate companies are organized and operated. Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities. In addition, foreign real estate companies, like U.S. real estate investment trusts and mutual funds, have expenses, including management and administration fees, that are paid by their shareholders. As a result, shareholders will absorb duplicate levels of fees when the Portfolio invests in foreign real estate companies.

Please see “Additional Risk Factors and Information” for further information about these and other risks of investing in the Portfolio.

6	UIF Emerging Markets Equity Portfolio

Class I Prospectus

Risk Factors and Information

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Portfolio. The Portfolio’s investment practices and limitations are described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.

Equity Securities

Equity securities include common stock, preferred stock, convertible securities, depositary receipts, rights and warrants. The Portfolio may invest in equity securities that are publicly traded on securities exchanges or over the counter or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to sell and their value may fluctuate more dramatically than other securities. The prices of convertible securities are affected by changes similar to those of equity and fixed income securities. The value of a convertible security tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying equity security.

A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect the Portfolio’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

In connection with its investments in foreign securities, the Portfolio also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Portfolio may use cross currency hedging or proxy hedging with respect to currencies in which the Portfolio has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a differ-

UIF Emerging Markets Equity Portfolio	7

Additional Risk Factors and Information (Cont’d)

ent currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. Hedging the Portfolio’s currency risks involves the risk of mismatching the Portfolio’s objectives under a forward or futures contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Portfolio’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts.

Emerging Market Risks

Emerging market or developing countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market or developing countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Foreign Currency

The Portfolio’s investments generally will be denominated in foreign currencies. The value of foreign currencies fluctuates relative to the value of the U.S. dollar. Since the Portfolio may invest in such non-U.S. dollar-denominated securities and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolio’s assets. The Adviser and/or Sub-Advisers may use derivatives to reduce this risk. The Adviser and/or Sub-Advisers may, in their discretion, choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Derivatives and Other Investments

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio’s investment objective, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Portfolio may principally use include the following:

Futures. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific

8	UIF Emerging Markets Equity Portfolio

Class I Prospectus

Risk Factors and Information

Additional Risk Factors and Information (Cont’d)

price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts.

Options. If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium paid by the Portfolio. If the Portfolio sells an option, it sells to another person the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Portfolio. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

CFDs. A CFD is a privately negotiated contract between two parties, buyer and seller, stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument’s value at the end of the contract. The underlying instrument may be a single security, stock basket or index. A CFD can be set up to take either a short or long position on the underlying instrument. The buyer and seller are both required to post margin, which is adjusted daily. The buyer will also pay to the seller a financing rate on the notional amount of the capital employed by the seller less the margin deposit. In addition to the general risks of derivatives, CFDs may be subject to liquidity risk and counterparty risk.

Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected.

Temporary Defensive Investments

When the Adviser and/or Sub-Advisers believe that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities that may be inconsistent with its principal investment strategies for temporary defensive purposes. If the Adviser and/or Sub-Advisers incorrectly predict the effects of these changes, such defensive investments may adversely affect the Portfolio’s performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover

Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs. The Portfolio may engage in frequent trading of securities to achieve its investment objective.

UIF Emerging Markets Equity Portfolio	9

Fund Management

Investment Adviser

The Investment Adviser is Morgan Stanley Investment Management Inc. The Adviser, with principal offices at 522 Fifth Avenue, New York, New York 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and the indirect parent of Morgan Stanley Distribution, Inc., the Fund’s distributor (the “Distributor”). Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2009, the Adviser, together with its affiliated asset management companies, had approximately $395.3 billion in assets under management or supervision.

Sub-Advisers

The Adviser has entered into Sub-Advisory Agreements with MSIM Limited, located at 25 Cabot Square, Canary Wharf, London E14 4QA, England, and MSIM Company, located at 23 Church Street, 16-01 Capital Square, Singapore 04948. Both MSIM Limited and MSIM Company are wholly owned subsidiaries of Morgan Stanley. MSIM Limited and MSIM Company provide the Portfolio with investment advisory services subject to the overall supervision of the Adviser and the Fund’s Officers and Directors. The Adviser pays MSIM Limited and MSIM Company on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

Advisory Fee

The Adviser is entitled to receive an advisory fee at an annual percentage of the Portfolio’s average daily net assets as set forth in the table below:

Assets	Fee
First $500 million	1.25%
From $500 million to $1 billion	1.20%
From $1 billion to $2.5 billion	1.15%
More than $2.5 billion	1.00%

However, the Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 1.60% of its average daily net assets. For purposes of determining the amount of the advisory fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 1.60%. The fee waivers and/or expense reimbursements are expected to continue until such time as the Fund’s Board of Directors acts to discontinue such waivers and/or reimbursements when it deems that such action is appropriate.

For the fiscal year ended December 31, 2009, the Adviser received a fee for advisory services (net of fee waivers and/or expense reimbursements) equal to 1.21% of the Portfolio’s average daily net assets.

A discussion regarding the Board of Directors’ approval of the investment advisory and sub-advisory agreements with MSIM Company is available in the Fund’s semi-annual report to shareholders for the period ended June 30, 2009. A discussion regarding the Board of Directors’ approval of the investment sub-advisory agreement with MSIM Limited will be available in the Fund’s semi-annual report to shareholders for the period ended June 30, 2010.

The Adviser and/or the Distributor may pay compensation (out of their own funds and not as an expense of the Portfolio) to certain affiliated or unaffiliated brokers, dealers and/or certain insurance companies or other financial intermediaries or service providers in connection with the sale, distribution marketing and/or retention of shares of the Portfolio and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of the Portfolio’s shares over other investment options. Any such payments will not change the net asset value or the price of the Portfolio’s shares. For more information, please see the Fund’s SAI.

Portfolio Management

The Portfolio’s assets are managed by members of the Emerging Markets Equity team. The team consists of portfolio managers and analysts. The team works collaboratively when making portfolio decisions. Current members of the team jointly and primarily responsible for the day-to-day management of the

10	UIF Emerging Markets Equity Portfolio

Class I Prospectus

Fund Management

Fund Management (Cont’d)

Portfolio are Ruchir Sharma, James Cheng, Paul Psaila, Eric Carlson, William Scott Piper and Ana Cristina Piedrahita.

Mr. Sharma has been associated with the Adviser in an investment management capacity since 1996. Mr. Cheng has been associated with MSIM Company in an investment management capacity since August 2006. Prior to August 2006, Mr. Cheng worked in an investment management capacity at Invesco Asia Limited, Asia Strategic Investment Management Limited and Munich Re Asia Capital Management Limited. Mr. Psaila has been associated with the Adviser in an investment management capacity since 1994. Mr. Carlson has been associated with the Adviser in an investment management capacity since September 1997. Mr. Piper has been associated with the Adviser in an investment management capacity since December 2002. Ms. Piedrahita has been associated with MSIM Company in an investment management capacity since January 2002.

The Emerging Markets Equity team is comprised of dedicated portfolio managers/analysts that have extensive experience in analyzing emerging markets equity securities for investors. Mr. Sharma is lead portfolio manager and is responsible for overall portfolio performance and construction. Mr. Sharma focuses on country allocation, relying heavily on input from the regional co-portfolio manager teams who are responsible for stock selection for their respective regions. Portfolio managers generally specialize by region, with the exception of a few specialized groups focusing on specific sectors.

The Fund’s SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Portfolio.

The composition of the team may change from time to time.

UIF Emerging Markets Equity Portfolio	11

Shareholder Information

Share Class

This Prospectus offers Class I shares of the Emerging Markets Equity Portfolio. The Fund also offers Class II shares of the Portfolio through a separate Prospectus. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Purchasing and Selling Portfolio Shares

Shares are offered on each day that the New York Stock Exchange (the “NYSE”) is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company pur chases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

There are no known disadvantages to variable product contract owners or qualified plan participants arising out of the fact that the Portfolio offers its shares to separate accounts of various insurance companies that offer variable annuity and variable life insurance products and various other entities under qualified pension and retirement plans. Nevertheless, the Board of Directors that oversees the Portfolio intends to monitor events to identify any material irreconcilable conflicts that may possibly arise due to these arrangements and to determine what action, if any, should be taken in response.

Pricing of Portfolio Shares

The price per share will be the NAV per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share’s portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.

About Net Asset Value

The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio’s investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, the value for those securities will be determined in good faith at fair value using methods approved by the Board of Directors. In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (for example, a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Fund’s Board of Directors. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer-specific development which is likely to have changed the value of the security. In these cases, the Portfolio’s NAV will reflect certain portfolio securities’ fair value rather than their market price. To the extent the Portfolio invests in open-end management companies that are registered under the Investment Company Act of 1940, as amended, the Portfolio’s NAV is calculated based upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

The NAV of Class I shares will differ from that of other classes because of class-specific expenses that each class may pay.

12	UIF Emerging Markets Equity Portfolio

Class I Prospectus

Shareholder Information

Shareholder Information (Cont’d)

Dividends and Distributions

The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor’s tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners or qualified plan participants is referred to as “market-timing” or “short-term trading” and may present risks for other contract owners or participants with long-term interests in the Portfolio, which may include, among other things, dilution in the value of the Portfolio’s shares indirectly held by contract owners or participants with long-term interests in the Portfolio, interference with the efficient management of the Portfolio, increased brokerage and administrative costs and forcing the Portfolio to hold excess levels of cash.

In addition, the Portfolio is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Portfolio’s securities trade and the time as of which the Portfolio’s NAV is calculated (“time-zone arbitrage”). For example, a market-timer may submit instructions for the purchase of shares of the Portfolio based on events occurring after foreign market closing prices are established, but before the Portfolio’s NAV calculation that are likely to result in higher prices in foreign markets the following day. The market-timer would submit instructions to redeem the Portfolio’s shares the next day when the Portfolio’s share price would reflect the increased prices in foreign markets for a quick profit at the expense of contract owners or participants with long-term interests in the Portfolio.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price-arbitrage”). The Portfolio’s policies with respect to valuing portfolio securities are described above in “About Net Asset Value.”

The Fund’s Board of Directors has adopted policies and procedures to discourage frequent purchases and redemptions of Portfolio shares by Portfolio shareholders. Insurance companies or qualified plans generally do not provide specific contract owner or plan participant transaction instructions to the Portfolio on an ongoing basis. Therefore, to some extent, the Portfolio relies on the insurance companies and qualified plans to monitor frequent short-term trading by contract owners. However, the Portfolio has entered into agreements with insurance companies and qualified plans whereby the insurance companies and qualified plans are required to provide certain contract owner identification and transaction information upon the Portfolio’s request. The Portfolio may use this information to help identify and prevent market-timing activity in the Portfolio. There can be no assurance that the Portfolio will be able to identify or prevent all market-timing activity.

If the Portfolio identifies suspected market-timing activity, the insurance company or qualified plan will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners or participants). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to

UIF Emerging Markets Equity Portfolio	13

Shareholder Information (Cont’d)

implement remedial steps to prevent market-timing activity in the Portfolio. If the insurance company or qualified plan is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners or participants may be able to engage in frequent trading to the detriment of contract owners or participants with long-term interests in the Portfolio. If the insurance company or qualified plan refuses to take remedial action, or takes action that the Portfolio deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company or qualified plan.

Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s securities is available in the Fund’s SAI.

14	UIF Emerging Markets Equity Portfolio

Class I Prospectus

Financial Highlights

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Portfolio’s Class I shares for the past five fiscal years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower. The information has been audited by Ernst & Young LLP, an independent registered public accounting firm. Ernst & Young LLP’s unqualified report appears in the Portfolio’s Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and the Portfolio’s financial statements, as well as the SAI, are available at no cost from the Portfolio at the toll free number noted on the back cover to this Prospectus or from your insurance company.

	Year Ended December 31,
	2009		2008	2007		2006	2005
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$7.66		$24.27	$19.53		$14.73	$11.05
Income (Loss) From Investment Operations
Net Investment Income#	0.04		0.08	0.01		0.05	0.10
Net Realized and Unrealized Gain (Loss)	5.31		(11.33)	7.45		5.27	3.63
Total From Investment Operations	5.35		(11.25)	7.46		5.32	3.73
Distributions from and/or in Excess of:
Net Investment Income	–		–	(0.10)		(0.13)	(0.05)
Net Realized Gain	–		(5.36)	(2.62)		(0.39)	–
Total Distributions	–		(5.36)	(2.72)		(0.52)	(0.05)
Net Asset Value, End of Period	$13.01		$7.66	$24.27		$19.53	$14.73
Total Return±	69.84%		(56.62)%	40.45%		37.14%	33.85%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$591,835		$350,649	$1,220,017		$868,701	$647,447
Ratio of Expenses to Average Net Assets(1)	1.59	%+	1.60%+	1.58	%+	1.62%†	1.65%
Ratio of Net Investment Income to Average Net Assets(1)	0.41	%+	0.52%+	0.03	%+	0.31%	0.81%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01%		0.00%§	0.00	%§	N/A	N/A
Portfolio Turnover Rate	64%		98%	107%		77%	53%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	1.61	%+	1.62%+	1.58	%+	1.63%	1.66%
Net Investment Income to Average Net Assets	0.39	%+	0.50%+	0.03	%+	0.30%	0.80%
#	Per share amount is based on average shares outstanding.
±	Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.
+	The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.
†	Effective June 1, 2006, the Adviser has agreed to voluntarily limit the ratio of expenses to average net assets to the maximum ratio of 1.60% for Class I shares. Prior to June 1, 2006, the maximum ratio was 1.65% for Class I shares.
§	Amount is less than 0.005%.

UIF Emerging Markets Equity Portfolio	15

Where to Find Additional Information

Statement of Additional Information

In addition to this Prospectus, the Fund has a SAI, dated April 30, 2010, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio’s investments. In the Fund’s shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio’s performance during that period.

For additional Fund information, including information regarding the investments comprising the Portfolio, and to make shareholder inquiries, please call 1-800-281-2715 or contact your insurance company.

You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company or on our web site at www.morganstanley.com/im.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission’s Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-551-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission’s web site at http://www.sec.gov; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund’s Investment Company Act registration number is 811-7607.

Class II Prospectus

April 30, 2009

The Universal Institutional Funds, Inc.

Emerging Markets Equity Portfolio

Long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.

Investment Adviser

Morgan Stanley Investment Management Inc.

The Universal Institutional Funds, Inc. (the “Fund”) is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax qualified investors.

The Securities and Exchange Commission (the “Commission”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Ticker Symbol:   UEMBX

Class II Prospectus

Portfolio Summary

Portfolio Summary

Emerging Markets Equity Portfolio

Objective

The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.

Fees and Expenses of the Portfolio (Class II)

The table below describes the fees and expenses that you may pay if you buy and hold the classes of shares that may be offered by the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Portfolio Operating Expenses would be higher.

Annual Portfolio Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Advisory Fees	1.23%
Distribution (12b-1) Fee	0.35%
Other Expenses	0.38%
Acquired Fund Fees & Expenses*	0.01%
Total Annual Portfolio Operating Expenses	1.97%
Fee Waiver and/or Expense Reimbursement**	0.32%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.65%

*	The Portfolio may invest a portion of its assets in other investment companies (the “Acquired Funds”). The Portfolio’s shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Portfolio invests. “Acquired Fund Fees & Expenses” in the table is an estimate of those expenses. The estimate is based upon the average allocation of the Portfolio’s investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds (including any current waivers and expense limitations) for the fiscal year ended December 31, 2009. Actual Acquired Fund expenses incurred by the Portfolio may vary with changes in the allocation of Portfolio assets among the Acquired Funds and with other events that directly affect the expenses of the Acquired Funds. Since “Acquired Fund Fees & Expenses” are not directly borne by the Portfolio, they are not reflected in the Portfolio’s financial statements, with the result that the information presented in the table will differ from that presented in the Financial Highlights.

**	The Portfolio’s adviser, Morgan Stanley Investment Management Inc. (the “Adviser”), has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed) (but including any 12b-1), will not exceed 1.65%. The fee waivers and/or expense reimbursements are expected to continue until such time as the Fund’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate. The expenses of the Acquired Funds are not taken into account when calculating the fee waivers and/or expense reimbursements.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be equal to the amounts reflected in the table below.

	1 Year	3 Years	5 Years	10 Years
Emerging Markets Equity Portfolio	$168	$520	$897	$1,955

Portfolio Turnover

The Portfolio pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 64% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio seeks to maximize returns by investing in growth-oriented equity securities in emerging markets.

The global strategists of the Adviser and its sub-advisers, Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company (the “Sub-Advisers”), analyze the global economic environment, particularly its impact on emerging markets, and allocate the Portfolio’s assets among emerging markets based on relative economic, political and social fundamentals, stock valuations and investor sentiment. The Portfolio may, but it is not required to, use derivative instruments

UIF Emerging Markets Equity Portfolio	1

Emerging Markets Equity Portfolio (Cont’d)

for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Portfolio’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, contracts for difference (“CFDs”), swaps and other related instruments and techniques. The Portfolio may also use forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in equity securities of issuers located in emerging market or developing countries. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. Derivative instruments used by the Portfolio will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

The Portfolio may invest up to 10% of its net assets in foreign real estate companies. Foreign real estate companies pool investors’ funds for investments primarily in real estate properties or real estate related loans. They may also include among other businesses, real estate developers, brokers and operating companies whose products and services are significantly related to the real estate industry such as building suppliers and mortgage lenders.

Principal Risks

An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Portfolio’s principal investment strategies are subject to the following principal risks:

• Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors, including events that affect entire financial markets or industries and events that affect particular companies. To the extent that the Portfolio invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

• Foreign and Emerging Markets Securities. Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. The Portfolio’s investments may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

• Foreign Real Estate Companies. Investing in foreign real estate companies makes the Portfolio susceptible to the risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry, as well as risks that relate spe-

2	UIF Emerging Markets Equity Portfolio

Class II Prospectus

Portfolio Summary

Emerging Markets Equity Portfolio (Cont’d)

cifically to the way foreign real estate companies are organized and operated. Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities. In addition, foreign real estate companies, like U.S. real estate investment trusts and mutual funds, have expenses, including management and administration fees, that are paid by their shareholders. As a result, shareholders will absorb duplicate levels of fees when the Portfolio invests in foreign real estate companies.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class II shares year-by-year and by showing how the Portfolio’s Class II shares’ average annual returns for the past one-year and five-year periods and since the Portfolio’s Class II inception compare with those of an index of similar securities over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future. Updated performance information is available on the Fund’s website at www.morganstanley.com/im.

Annual Total Returns—Calendar Years (Class II)

Commenced operations on January 10, 2003

High Quarter	04/09 - 06/09	35.14%
Low Quarter	10/08 - 12/08	-30.00%

Average Annual Total Returns (Class II)

(for the calendar periods ended December 31, 2009)

	Emerging Markets Equity Portfolio	MSCI Emerging Markets Net Index*
Past One Year	70.12%	78.51%
Past Five Years	13.65%	15.51%
Since Inception 1/10/03	19.14%	21.45%

*	The Morgan Stanley Capital International (“MSCI”) Emerging Markets Net Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of emerging markets. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI Emerging Markets Index currently consists of 22 emerging market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Investment Adviser

Adviser. Morgan Stanley Investment Management Inc.

Sub-Advisers. Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company.

Portfolio Managers. The Emerging Markets Equity team manages the Portfolio. Information about the current members of the Emerging Markets Equity team jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title	Date Began Managing the Portfolio
Ruchir Sharma	Managing Director of the Adviser	April 2002
James Cheng	Managing Director MSIM Company	August 2006
Paul Psaila	Managing Director of the Adviser	October 1996
Eric Carlson	Managing Director of the Adviser	September 1997
William Scott Piper	Executive Director of the Adviser	December 2002
Ana Cristina Piedrahita	Executive Director MSIM Limited	January 2002

Purchase and Sale of Portfolio Shares

This Prospectus offers Class II shares of the Emerging Market Equity Portfolio. The Fund also offers Class I shares of the Portfolio through a separate Prospectus. Class I shares are subject to lower expenses, but may not be available through your insurance company. For eligibility information, contact your insurance company or qualified pension or retirement plan.

UIF Emerging Markets Equity Portfolio	3

Emerging Markets Equity Portfolio (Cont’d)

Fund shares will be sold at the net asset value (“NAV”) next determined after we receive your redemption request.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the “Shareholder Information—Purchasing and Selling Portfolio Shares” section of this Prospectus.

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

For more information, please refer to the “Shareholder Information—Taxes” section of the Prospectus.

Payments to Broker-Dealers and Other Financial

Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), which may be affiliated or unaffiliated with the Adviser, the Adviser and/or the Portfolio’s distributor may pay (out of their own funds and not as an expense of the Portfolio) the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker- dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

4	UIF Emerging Markets Equity Portfolio

Class II Prospectus

Details of the Portfolio

Details of the Portfolio

Emerging Markets Equity Portfolio

Objective

The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.

Approach

The Portfolio seeks to maximize returns by investing in growth-oriented equity securities in emerging markets. The Portfolio’s investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and company managements with strong shareholder value orientation.

Process

The global strategists of the Adviser and its sub-advisers, Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company (the “Sub-Advisers”), analyze the global economic environment, particularly its impact on emerging markets, and allocate the Portfolio’s assets among emerging markets based on relative economic, political and social fundamentals, stock valuations and investor sentiment. The Adviser and/or Sub-Advisers invest in countries based on the work of country specialists who conduct fundamental analysis of companies within these markets and seek to identify companies with strong earnings growth prospects. To manage risk, the Adviser and/or Sub-Advisers emphasize macroeconomic and fundamental research. The Adviser and/or Sub-Advisers generally consider selling a portfolio holding when they determine that the holding no longer satisfies its investment criteria.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Portfolio’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, CFDs, swaps and other related instruments and techniques. The Portfolio may also use forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in equity securities of issuers located in emerging market or developing countries. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. Derivative instruments used by the Portfolio will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

The Adviser and/or Sub-Advisers consider an issuer to be located in an emerging market or developing country if (i) its principal securities trading market is in an emerging market country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from goods produced, sales made or services performed in emerging market or developing countries, or (iii) it is organized under the laws of, or has a principal office in, an emerging market or developing country.

Emerging market or developing countries are countries that major international financial institutions, such as the World Bank or the Portfolio’s benchmark index, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market or developing countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

The Portfolio may invest up to 10% of its net assets in foreign real estate companies. Foreign real estate companies pool investors’ funds for investments primarily in real estate properties or real estate related loans. They may also include among other businesses, real estate developers, brokers and operating companies whose products and services are significantly related to the real estate industry such as building suppliers and mortgage lenders.

Risks

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in the equity securities of issuers in emerging markets. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In

UIF Emerging Markets Equity Portfolio	5

Emerging Markets Equity Portfolio (Cont’d)

particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example).

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States.

The Portfolio’s investments may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Investing in foreign real estate companies makes the Portfolio susceptible to the risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry, as well as risks that relate specifically to the way foreign real estate companies are organized and operated. Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities. In addition, foreign real estate companies, like U.S. real estate investment trusts and mutual funds, have expenses, including management and administration fees, that are paid by their shareholders. As a result, shareholders will absorb duplicate levels of fees when the Portfolio invests in foreign real estate companies.

Please see “Additional Risk Factors and Information” for further information about these and other risks of investing in the Portfolio.

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Class II Prospectus

Additional Investment Information

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Portfolio. The Portfolio’s investment practices and limitations are described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.

Equity Securities

Equity securities include common stock, preferred stock, convertible securities, depositary receipts, rights and warrants. The Portfolio may invest in equity securities that are publicly traded on securities exchanges or over the counter or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to sell and their value may fluctuate more dramatically than other securities. The prices of convertible securities are affected by changes similar to those of equity and fixed income securities. The value of a convertible security tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying equity security.

A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect the Portfolio’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

In connection with its investments in foreign securities, the Portfolio also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Portfolio may use cross currency hedging or proxy hedging with respect to currencies in which the Portfolio has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a differ-

UIF Emerging Markets Equity Portfolio	7

Additional Risk Factors and Information (Cont’d)

ent currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. Hedging the Portfolio’s currency risks involves the risk of mismatching the Portfolio’s objectives under a forward or futures contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Portfolio’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts.

Emerging Market Risks

Emerging market or developing countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market or developing countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Foreign Currency

The Portfolio’s investments generally will be denominated in foreign currencies. The value of foreign currencies fluctuates relative to the value of the U.S. dollar. Since the Portfolio may invest in such non-U.S. dollar-denominated securities and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolio’s assets. The Adviser and/or Sub-Advisers may use derivatives to reduce this risk. The Adviser and/or Sub-Advisers may, in their discretion, choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Derivatives and Other Investments

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio’s investment objective, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Portfolio may principally use include the following:

Futures. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures

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Class II Prospectus

Additional Investment Information

Additional Risk Factors and Information (Cont’d)

contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts.

Options. If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium paid by the Portfolio. If the Portfolio sells an option, it sells to another person the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Portfolio. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

CFDs. A CFD is a privately negotiated contract between two parties, buyer and seller, stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument’s value at the end of the contract. The underlying instrument may be a single security, stock basket or index. A CFD can be set up to take either a short or long position on the underlying instrument. The buyer and seller are both required to post margin, which is adjusted daily. The buyer will also pay to the seller a financing rate on the notional amount of the capital employed by the seller less the margin deposit. In addition to the general risks of derivatives, CFDs may be subject to liquidity risk and counterparty risk.

Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected.

Temporary Defensive Investments

When the Adviser and/or Sub-Advisers believe that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities that may be inconsistent with its principal investment strategies for temporary defensive purposes. If the Adviser and/or Sub-Advisers incorrectly predict the effects of these changes, such defensive investments may adversely affect the Portfolio’s performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover

Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs. The Portfolio may engage in frequent trading of securities to achieve its investment objective.

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Fund Management

Investment Adviser

The Investment Adviser is Morgan Stanley Investment Management Inc. The Adviser, with principal offices at 522 Fifth Avenue, New York, New York 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and the indirect parent of Morgan Stanley Distribution, Inc., the Fund’s distributor (the “Distributor”). Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2009, the Adviser, together with its affiliated asset management companies, had approximately $395.3 billion in assets under management or supervision.

Sub-Advisers

The Adviser has entered into Sub-Advisory Agreements with Morgan Stanley Investment Management Limited (“MSIM Limited”), located at 25 Cabot Square, Canary Wharf, London E14 4QA, England, and Morgan Stanley Investment Management Company (“MSIM Company”), located at 23 Church Street, 16-01 Capital Square, Singapore 04948. Both MSIM Limited and MSIM Company are wholly owned subsidiaries of Morgan Stanley. MSIM Limited and MSIM Company provide the Portfolio with investment advisory services subject to the overall supervision of the Adviser and the Fund’s Officers and Directors. The Adviser pays MSIM Limited and MSIM Company on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

Advisory Fee

The Adviser is entitled to receive an advisory fee at an annual percentage of the Portfolio’s average daily net assets as set forth in the table below:

Assets	Fee
First $500 million	1.25%
From $500 million to $1 billion	1.20%
From $1 billion to 2.5 billion	1.15%
More than $2.5 billion	1.00%

However, the Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 1.65% of its average daily net assets. For purposes of determining the amount of the advisory fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 1.65%. The fee waivers and/or expense reimbursements are expected to continue until such time as the Fund’s Board of Directors acts to discontinue such waivers and/or reimbursements when it deems that such action is appropriate.

For the fiscal year ended December 31, 2009, the Adviser received a fee for advisory services (net of fee waivers and/or expense reimbursements) equal to 1.21% of the Portfolio’s average daily net assets.

A discussion regarding the Board of Directors’ approval of the investment advisory and sub-advisory agreements with MSIM Company is available in the Fund’s semi-annual report to shareholders for the period ended June 30, 2009. A discussion regarding the Board of Directors’ approval of the investment sub-advisory agreement with MSIM Limited will be available in the fund’s semi-annual report to shareholders for the period ended June 30, 2010.

Portfolio Management

The Portfolio’s assets are managed by members of the Emerging Markets Equity team. The team consists of portfolio managers and analysts. The team works collaboratively when making portfolio decisions. The members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Ruchir Sharma, James Cheng, Paul Psaila, Eric Carlson, William Scott Piper and Ana Cristina Piedrahita.

Mr. Sharma has been associated with the Adviser in an investment management capacity since 1996. Mr. Cheng has been associated with MSIM Company in an investment management capacity since August 2006. Prior to August 2006, Mr. Cheng worked in an investment management capacity at Invesco Asia Limited, Asia Strategic Investment Management Limited and Munich Re Asia Capital Management Limited. Mr. Psaila has been associated with the Adviser in an investment management capacity since 1994. Mr. Carlson has been associated with the

10	UIF Emerging Markets Equity Portfolio

Class II Prospectus

Fund Management

Fund Management (Cont’d)

Adviser in an investment management capacity since September 1997. Mr. Piper has been associated with the Adviser in an investment management capacity since December 2002. Ms. Piedrahita has been associated with MSIM Company in an investment management capacity since January 2002.

The Emerging Markets Equity team is comprised of dedicated portfolio managers/analysts that have extensive experience in analyzing emerging markets equity securities for investors. Mr. Sharma is lead portfolio manager and is responsible for overall portfolio performance and construction. Mr. Sharma focuses on country allocation, relying heavily on input from the regional co-portfolio manager teams who are responsible for stock selection for their respective regions. Portfolio managers generally specialize by region, with the exception of a few specialized groups focusing on specific sectors.

The Fund’s SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Portfolio.

The composition of the team may change from time to time.

Distribution Plan

The Fund has adopted a Plan of Distribution for the Portfolio’s Class II shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Plan”). Under the Plan, the Portfolio is authorized to pay the Distributor a monthly 12b-1 fee at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. Such amount shall be paid to compensate the Distributor for remittance to insurance companies which offer the Fund as an investment option. These payments are intended to compensate insurance companies for distribution and/or administrative related expenses incurred or paid in connection with the distribution of Class II shares of the Portfolio. The Distributor has voluntarily agreed to waive 0.30% of the 0.35% 12b-1 fee that it may receive. This waiver is voluntary, and the Distributor reserves the right to terminate the waiver at any time and without notice.

Since the 12b-1 fees associated with the Plan are paid out of the Portfolio’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Portfolio) to certain affiliated or unaffiliated brokers, dealers and/or certain insurance companies or other financial intermediaries or service providers in connection with the sale, distribution, marketing and/or retention of shares of the Portfolio and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of the Portfolio’s shares over other investment options. Any such payments will not change the net asset value or the price of the Portfolio’s shares. For more information, please see the Fund’s SAI.

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Shareholder Information

Share Class

This Prospectus offers Class II shares of the Emerging Markets Equity Portfolio. The Fund also offers Class I shares of the Portfolio through a separate Prospectus. Class I shares are subject to lower expenses, but may not be available through your insurance company. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Purchasing and Selling Portfolio Shares

Shares are offered on each day that the New York Stock Exchange (the “NYSE”) is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

There are no known disadvantages to variable product contract owners or qualified plan participants arising out of the fact that the Portfolio offers its shares to separate accounts of various insurance companies that offer variable annuity and variable life insurance products and various other entities under qualified pension and retirement plans. Nevertheless, the Board of Directors that oversees the Portfolio intends to monitor events to identify any material irreconcilable conflicts that may possibly arise due to these arrangements and to determine what action, if any, should be taken in response.

Pricing of Portfolio Shares

The price per share will be the NAV per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share’s portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.

About Net Asset Value

The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio’s investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, the value for those securities will be determined in good faith at fair value using methods approved by the Board of Directors. In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (for example, a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Fund’s Board of Directors. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer-specific development which is likely to have changed the value of the security. In these cases, the Portfolio’s NAV will reflect certain portfolio securities’ fair value rather than their market price. To the extent the Portfolio invests in open-end management companies that are registered under the Investment Company Act of 1940, as amended, the Portfolio’s NAV is calculated based upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

The NAV of Class II shares will differ from that of other classes because of class-specific expenses that each class may pay.

12	UIF Emerging Markets Equity Portfolio

Class II Prospectus

Shareholder Information

Shareholder Information (Cont’d)

Dividends and Distributions

The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor’s tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners or qualified plan participants is referred to as “market-timing” or “short-term trading” and may present risks for other contract owners or participants with long-term interests in the Portfolio, which may include, among other things, dilution in the value of the Portfolio’s shares indirectly held by contract owners or participants with long-term interests in the Portfolio, interference with the efficient management of the Portfolio, increased brokerage and administrative costs and forcing the Portfolio to hold excess levels of cash.

In addition, the Portfolio is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Portfolio’s securities trade and the time as of which the Portfolio’s NAV is calculated (“time-zone arbitrage”). For example, a market-timer may submit instructions for the purchase of shares of the Portfolio based on events occurring after foreign market closing prices are established, but before the Portfolio’s NAV calculation that are likely to result in higher prices in foreign markets the following day. The market-timer would submit instructions to redeem the Portfolio’s shares the next day when the Portfolio’s share price would reflect the increased prices in foreign markets for a quick profit at the expense of contract owners or participants with long-term interests in the Portfolio.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price-arbitrage”). The Portfolio’s policies with respect to valuing portfolio securities are described above in “About Net Asset Value.”

The Fund’s Board of Directors has adopted policies and procedures to discourage frequent purchases and redemptions of Portfolio shares by Portfolio shareholders. Insurance companies or qualified plans generally do not provide specific contract owner or plan participant transaction instructions to the Portfolio on an ongoing basis. Therefore, to some extent, the Portfolio relies on the insurance companies and qualified plans to monitor frequent short-term trading by contract owners. However, the Portfolio has entered into agreements with insurance companies and qualified plans whereby the insurance companies and qualified plans are required to provide certain contract owner identification and transaction information upon the Portfolio’s request. The Portfolio may use this information to help identify and prevent market-timing activity in the Portfolio. There can be no assurance that the Portfolio will be able to identify or prevent all market-timing activity.

If the Portfolio identifies suspected market-timing activity, the insurance company or qualified plan will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners or participants). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to

UIF Emerging Markets Equity Portfolio	13

Shareholder Information (Cont’d)

implement remedial steps to prevent market-timing activity in the Portfolio. If the insurance company or qualified plan is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners or participants may be able to engage in frequent trading to the detriment of contract owners or participants with long-term interests in the Portfolio. If the insurance company or qualified plan refuses to take remedial action, or takes action that the Portfolio deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company or qualified plan.

Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s securities is available in the Fund’s SAI.

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Class II Prospectus

Financial Highlights

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Portfolio’s Class II shares for the past five fiscal years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower. The information has been audited by Ernst & Young LLP, an independent registered public accounting firm. Ernst & Young LLP’s unqualified report appears in the Portfolio’s Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and the Portfolio’s financial statements, as well as the SAI, are available at no cost from the Portfolio at the toll free number noted on the back cover to this Prospectus or from your insurance company.

	Year Ended December 31,
	2009		2008	2007	2006	2005
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$7.63		$24.25	$19.52	$14.71	$11.04
Income (Loss) From Investment Operations
Net Investment Income (Loss)#	0.03		0.07	(0.01)	0.03	0.08
Net Realized and Unrealized Gain (Loss)	5.32		(11.33)	7.46	5.30	3.64
Total From Investment Operations	5.35		(11.26)	7.45	5.33	3.72
Distributions from and/or in Excess of:
Net Investment Income	–		–	(0.10)	(0.13)	(0.05)
Net Realized Gain	–		(5.36)	(2.62)	(0.39)	–
Total from Investment Operations	–		(5.36)	(2.72)	(0.52)	(0.05)
Net Asset Value, End of Period	$12.98		$7.63	$24.25	$19.52	$14.71
Total Return±	70.12%		(56.74)%	40.45%	37.17%	33.76%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$407,865		$207,702	$453,483	$229,038	$92,594
Ratio of Expenses to Average Net Assets(1)	1.64	%+	1.65%+	1.63%+	1.67%†	1.70%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	0.34	%+	0.47%+	(0.04)%+	0.19%	0.66%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01%		0.00%§	0.00%§	N/A	N/A
Portfolio Turnover Rate	64%		98%	107%	77%	53%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.96	%+	1.97%+	1.93%+	1.98%	2.01%
Net Investment Income (Loss) to Average Net Assets	0.02	%+	0.15%+	(0.34)%+	(0.12)%	0.35%
#	Per share amount is based on average shares outstanding.
±	Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.
+	The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.
†	Effective June 1, 2006, the Adviser has agreed to voluntarily limit the ratio of expenses to average net assets to the maximum ratio of 1.65% for Class II shares. Prior to June 1, 2006, the maximum ratio was 1.70% for Class II shares.
§	Amount is less than 0.005%.

UIF Emerging Markets Equity Portfolio	15

Where to Find Additional Information

Statement of Additional Information

In addition to this Prospectus, the Fund has a SAI, dated April 30, 2010, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio’s investments. In the Fund’s shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio’s performance during that period.

For additional Fund information, including information regarding the investments comprising the Portfolio, and to make shareholder inquiries, please call 1-800-281-2715 or contact your insurance company.

You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company or on our web site at www.morganstanley.com/im.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission’s Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-551-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission’s web site at http://www.sec.gov; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund’s Investment Company Act registration number is 811-7607.

Class II Prospectus

April 30, 2010

The Universal Institutional Funds, Inc.

Equity and Income Portfolio

Capital appreciation and current income.

Investment Adviser

Morgan Stanley Investment Management Inc.

The Universal Institutional Funds, Inc. (the “Fund”) is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.

The Securities and Exchange Commission (the “Commission”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Ticker Symbol: UEIIX

Class II Prospectus

Portfolio Summary

Portfolio Summary

Equity and Income Portfolio

Objective

The Portfolio seeks both capital appreciation and current income.

Fees and Expenses of the Portfolio (Class II)

The table below describes the fees and expenses that you may pay if you buy and hold the classes of shares that may be offered by the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Portfolio Operating Expenses would be higher.

Annual Portfolio Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Advisory Fees	0.42%
Distribution (12b-1) Fee	0.35%
Other Expenses	0.27%
Acquired Fund Fees & Expenses*	0.01%
Total Annual Portfolio Operating Expenses	1.05%
Fee Waiver and/or Expense Reimbursement**	0.30%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.75%

*	The Portfolio may invest a portion of its assets in other investment companies (the “Acquired Funds”). The Portfolio’s shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Portfolio invests. “Acquired Fund Fees & Expenses” in the table is an estimate of those expenses. The estimate is based upon the average allocation of the Portfolio’s investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds (including any current waivers and expense limitations) for the fiscal year ended December 31, 2009. Actual Acquired Fund expenses incurred by the Portfolio may vary with changes in the allocation of Portfolio assets among the Acquired Funds and with other events that directly affect the expenses of the Acquired Funds. Since “Acquired Fund Fees & Expenses” are not directly borne by the Portfolio, they are not reflected in the Portfolio’s financial statements, with the result that the information presented in the table will differ from that presented in the Financial Highlights.

**	The Portfolio’s adviser, Morgan Stanley Investment Management Inc. (the “Adviser”), has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed) (but including any 12b-1 fee), will not exceed 1.00%. The fee waivers and/or expense reimbursements are expected to continue until such time as the Fund’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate. The expenses of the Acquired Funds are not taken into account when calculating the fee waivers and/or expense reimbursements.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be equal to the amounts reflected in the table below.

	1 Year	3 Years	5 Years	10 Years
Equity and Income Portfolio	$77	$240	$417	$930

Portfolio Turnover

The Portfolio pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 81% of the average value of its portfolio.

Principal Investment Strategies

The Adviser seeks to achieve the Portfolio’s investment objective by investing primarily in income- producing equity instruments (including common stocks, preferred stocks and convertible securities) and investment grade fixed income securities. Investment grade securities are securities rated BBB or higher by Standard & Poor’s Rating Group, a division of The McGraw-Hill Companies, Inc., or Baa or higher by Moody’s Investors Service, Inc. or unrated securities determined by the Adviser to be of comparable quality. This policy does not apply to convertible securities which are selected primarily on the basis of their equity characteristics.

Under normal market conditions, the Portfolio invests at least 65% of its total assets in income-producing equity securities which may include without limitation dividend paying common or preferred stocks, interest paying convertible debentures or

UIF Equity and Income Portfolio	1

Equity and Income Portfolio (Cont’d)

bonds, or zero coupon convertible securities (on which the Portfolio accrues income for tax and accounting purposes, but receives no cash).

The Portfolio may invest up to 25% of its total assets in securities of foreign issuers. The Portfolio may invest up to 15% of its net assets in real estate investment trusts (“REITs”). The Portfolio may also invest in mortgage-backed securities (“MBS”). The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Portfolio’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, collateralized mortgage obligations (“CMOs”), stripped mortgage-backed securities (“SMBS”), commercial mortgage-backed securities (“CMBS”), inverse floaters and other related instruments and techniques. The Portfolio may also use forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

The Portfolio intends to diversify its investments among various industries, although the Portfolio may invest up to 25% of its total assets in a particular industry at any one time.

Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in equity and income securities. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. Derivative instruments used by the Portfolio will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Principal Risks

An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Portfolio’s principal investment strategies are subject to the following principal risks:

• Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors, including events that affect entire financial markets or industries and events that affect particular issuers. To the extent that the Portfolio invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

• Fixed Income Securities. Market prices of fixed income securities respond to economic developments, changes in the general level of spreads between U.S. Treasury and non-Treasury securities, as well as to perceptions of the creditworthiness of individual issuers, including governments. Prices of fixed income securities generally will move in correlation to changes in an issuer’s credit rating and inversely to movements in interest rates. Prices of longer term fixed income securities also are generally more volatile, so the average maturity of the securities in the Portfolio affects risk. Securities with greater spread durations are likely to be more sensitive to changes in spreads between U.S. Treasury and non-Treasury securities, generally making them more volatile than securities with lesser spread durations. Spread duration measures the change in the value of a security (or portfolio) for a given change in the interest rate spread (difference) between Treasury and non-Treasury securities.

• Foreign and Emerging Market Securities. Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. The Portfolio’s investments may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfo-

2	UIF Equity and Income Portfolio

Class II Prospectus

Portfolio Summary

Equity and Income Portfolio (Cont’d)

lio’s investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

• Small- and Medium-Sized Companies. The securities of small- and medium-sized companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general. Thus, to the extent the Portfolio invests in small-and medium-sized companies, it will be subject to greater risk than that assumed through investment in the securities of larger-sized companies.

• REITs. Like mutual funds, REITs have expenses, including advisory and administration fees, that are paid by their shareholders. As a result, shareholders will absorb duplicate levels of fees when the Portfolio invests in REITs. A general downturn in real estate values also can hurt REIT performance. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for the Portfolio, including significantly reducing the return to the Portfolio on its investment in such company.

• MBS. MBS are subject to the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected. The Portfolio’s return may be reduced if prepayments occur and the Portfolio has to reinvest at lower interest rates. Prepayment rates can also shorten or extend the average life of the Portfolio’s MBS. Rates of prepayment faster or slower than anticipated by the Adviser could result in reduced yields, increased volatility and/or reductions in net asset value.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class II shares year-by-year and by showing how the Portfolio’s Class II shares’ average annual returns for the past one-year and five-year periods and since the Portfolio’s inception compare with those of indices of similar securities over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future. Updated performance information is available on the Fund’s website at www.morganstanley.com/im.

Annual Total Returns—Calendar Years Performance (Class II)

Commenced operations on April 30, 2003

High Quarter	07/09 - 09/09	16.55%
Low Quarter	10/08 - 12/08	-12.44%

Average Annual Total Returns (Class II)

(for the calendar periods ended December 31, 2009)

	Equity and Income Portfolio	Russell 1000® Value Index*	Barclays Capital U.S. Government/ Credit Index**
Past One Year	22.49%	19.69%	4.52%
Past Five Years	3.42%	-0.25%	4.71%
Since Inception 4/30/03	6.76%	5.68%	4.44%

*

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

**	The Barclays Capital U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities

UIF Equity and Income Portfolio	3

Equity and Income Portfolio (Cont’d)

and corporate and Yankee bonds. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Investment Adviser

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Equity Income team manages the Portfolio. Information about the current members of the Equity Income team jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with the Adviser	Date Began Managing the Portfolio
Thomas B. Bastian	Managing Director	April 2003
Mary Jayne Maly	Managing Director	July 2008
James O. Roeder	Managing Director	April 2003
Mark J. Laskin	Executive Director	January 2007
Sergio Marcheli	Executive Director	September 2003

Purchase and Sale of Portfolio Shares

This Prospectus offers Class II shares of the Equity and Income Portfolio. The Fund does not currently offer Class I shares but may do so in the future. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For additional information about availability of Class I shares of the Portfolio, contact your insurance company or qualified pension or retirement plan.

Fund shares will be sold at the net asset value (“NAV”) next determined after we receive your redemption request.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the “Shareholder Information—Purchasing and Selling Portfolio Shares” section of this Prospectus.

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

For more information, please refer to the “Shareholder Information—Taxes” section of the Prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), which may be affiliated or unaffiliated with the Adviser, the Adviser and/or the Portfolio’s distributor may pay (out of their own funds and not as an expense of the Portfolio) the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

4	UIF Equity and Income Portfolio

Class II Prospectus

Details of the Portfolio

Details of the Portfolio

Equity and Income Portfolio

Objective

The Portfolio seeks both capital appreciation and current income.

Approach

The Adviser seeks to achieve the Portfolio’s investment objective by investing primarily in income-producing equity instruments (including common stocks, preferred stocks and convertible securities) and investment grade fixed income securities. Investment grade securities are securities rated BBB or higher by Standard & Poor’s Rating Group, a division of The McGraw-Hill Companies, Inc., or Baa or higher by Moody’s Investors Service, Inc. or unrated securities determined by the Adviser to be of comparable quality. This policy does not apply to convertible securities which are selected primarily on the basis of their equity characteristics. The composition of the Portfolio’s holdings will vary over time based upon evaluations of economic conditions by the Adviser and its belief about which securities would best accomplish the Portfolio’s investment objectives.

Process

The Adviser emphasizes a value style of investing, seeking well-established, undervalued companies that the Adviser believes offer the potential for income and long-term growth of capital. Portfolio securities are typically sold when the assessments of the Adviser of the income or growth potential of such securities materially change.

Under normal market conditions, the Portfolio invests at least 65% of its total assets in income-producing equity securities which may include without limitation dividend paying common or preferred stocks, interest paying convertible debentures or bonds, or zero coupon convertible securities (on which the Portfolio accrues income for tax and accounting purposes, but receives no cash).

The Portfolio may invest up to 25% of its total assets in securities of foreign issuers. The Portfolio may also invest in options on foreign currency, options on foreign securities and options on swaps. The Portfolio may invest up to 15% of its net assets in REITs. The Portfolio may also invest in MBS. The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Portfolio’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, CMOs, SMBS, CMBS, inverse floaters and other related instruments and techniques. The Portfolio may also use forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

The Portfolio intends to diversify its investments among various industries, although the Portfolio may invest up to 25% of its total assets in a particular industry at any one time.

Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in equity and income securities. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. Derivative instruments used by the Portfolio will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Risks

An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective.

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in a portfolio of equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). The Adviser’s perception that a stock is under- or over-valued may not be accurate or may not be realized.

The Portfolio invests in many fixed income securities that are rated investment grade or are not rated, but are of equivalent quality. Thus, investing in the Portfolio may be appropriate for you if you are willing to

UIF Equity and Income Portfolio	5

Equity and Income Portfolio (Cont’d)

accept the risks and uncertainties of investing in fixed income securities. Market prices of fixed income securities respond to economic developments, changes in the general level of spreads between U.S. Treasury and non-Treasury securities, as well as to perceptions of the creditworthiness of individual issuers, including governments. Prices of fixed income securities generally will move in correlation to changes in an issuer’s credit rating and inversely to movements in interest rates. Prices of longer term fixed income securities also are generally more volatile, so the average maturity of the securities in the Portfolio affects risk.

Securities with greater spread durations are likely to be more sensitive to changes in spreads between U.S. Treasury and non-Treasury securities, generally making them more volatile than securities with lesser spread durations. Spread duration measures the change in the value of a security (or portfolio) for a given change in the interest rate spread (difference) between Treasury and non-Treasury securities.

The prices of convertible securities are affected by changes similar to those of equity and fixed income securities. The value of a convertible security tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying equity security.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States.

The Portfolio’s investments may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

While the Adviser focuses on larger size companies, the Portfolio may invest in the equity securities of any size company. The securities of small- and medium-sized companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general. Thus, to the extent the Portfolio invests in small-and medium-sized companies, it will be subject to greater risk than that assumed through investment in the securities of larger-sized companies.

REITs pool investors’ funds for investments primarily in real estate properties or real estate related loans. Like mutual funds, REITs have expenses, including advisory and administration fees, that are paid by their shareholders. As a result, shareholders will absorb duplicate levels of fees when the Portfolio invests in REITs. The performance of any Portfolio REIT holdings ultimately depends on the types of real property in which the REITs invest and how well the property is managed. A general downturn in real estate values also can hurt REIT performance. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for the Portfolio, including significantly reducing the return to the Portfolio on its investment in such company.

MBS are subject to the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected. The Portfolio’s return may be reduced if prepayments occur and the Portfolio has to reinvest at lower interest rates. Prepayment rates can also shorten or extend the average life of the Portfolio’s MBS. Rates of prepayment faster or slower than anticipated by the Adviser could result in reduced yields, increased volatility and/or reductions in net asset value.

Please see “Additional Risk Factors and Information” for further information about these and other risks of investing in the Portfolio.

6	UIF Equity and Income Portfolio

Class II Prospectus

Risk Factors and Information

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Portfolio. The Portfolio’s investment practices and limitations are described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, also experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.

Equity Securities

Equity securities include common stock, preferred stock, convertible securities, depositary receipts, rights and warrants. The Portfolios may invest in equity securities that are publicly-traded on securities exchanges or over the counter or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to sell and their value may fluctuate more dramatically than other securities.

A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Fixed Income Securities

Fixed income securities generally are subject to risks related to changes in interest rates and in the financial health or credit rating of the issuers. The value of a fixed income security typically moves in the opposite direction of prevailing interest rates: if rates rise, the value of a fixed income security falls; if rates fall, the value increases. The maturity and duration of a fixed income instrument also affect the extent to which the price of the security will change in response to these and other factors. Longer term securities tend to experience larger changes than shorter term securities because they are more sensitive to changes in interest rates or in the credit ratings of the issuers. The average duration of a fixed income portfolio measures its exposure to the risk of changing interest rates. A Portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates as compared with a portfolio with a higher duration. Certain types of fixed income securities, such as inverse floaters, are designed to respond differently to changes in interest rates.

Exchangeable and Synthetic Convertible Securities

A portion of the Portfolio’s convertible securities investments may include exchangeable or synthetic convertible securities. Exchangeable convertible securities offer holders the opportunity to obtain higher current income than would be available from a traditional equity security issued by the same company in return for reduced participation or a cap on appreciation in the underlying common stock of the issuer which the holder can realize. In addition, in many cases, exchangeable convertible securities are convertible into the underlying common stock of the issuer automatically at maturity, unlike traditional convertible securities which are convertible only at the option of the security holder. Unlike traditional convertible securities whose conversion values are based on the common stock of the issuer of the convertible security, “synthetic” convertible securities are preferred stocks or debt obligations of an issuer which are combined with

UIF Equity and Income Portfolio	7

Additional Risk Factors and Information (Cont’d)

an equity component whose conversion value is based on the value of the common stock of a different issuer or a particular benchmark (which may include a foreign issuer or basket of foreign stocks, or a company whose stock is not yet publicly traded). In many cases, “synthetic” convertible securities are not convertible prior to maturity, at which time the value of the security is paid in cash by the issuer.

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect the Portfolio’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

In connection with its investments in foreign securities, the Portfolio also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Portfolio may use cross currency hedging or proxy hedging with respect to currencies in which the Portfolio has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. Hedging the Portfolio’s currency risks involves the risk of mismatching the Portfolio’s objectives under a forward or futures contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Portfolio’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts.

Emerging Market Risks

Emerging market or developing countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market or developing countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Foreign Currency

The Portfolio’s investments may be denominated in foreign currencies. The value of foreign currencies fluctuates relative to the value of the U.S. dollar. Since the Portfolio may invest in such non-U.S. dollar- denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolio’s assets. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

8	UIF Equity and Income Portfolio

Class II Prospectus

Additional Investment Information

Additional Risk Factors and Information (Cont’d)

Derivatives and Other Investments

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio’s investment objective, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Portfolio may principally use include the following:

Futures. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts.

Options. If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium paid by the Portfolio. If the Portfolio sells an option, it sells to another person the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Portfolio. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in

UIF Equity and Income Portfolio	9

Additional Risk Factors and Information (Cont’d)

losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected.

The Portfolio’s use of swaps may include those based on the credit of an underlying security and commonly referred to as “credit default swaps.” Where the Portfolio is the buyer of a credit default swap contract, it would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default by a third party on the debt obligation. If no default occurs, the Portfolio would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation.

CMOs. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collectively “Mortgage Assets”). Payments of principal and interest on the Mortgage Assets and any reinvestment income are used to make payments on the CMOs. CMOs are issued in multiple classes. Each class has a fixed or floating rate and a stated maturity or final distribution date. The principal and interest on the Mortgage Assets may be allocated among the classes in a number of different ways. Certain classes will, as a result of the allocation, have more predictable cash flows than others. As a general matter, the more predictable the cash flow, the lower the yield relative to other Mortgage Assets. The less predictable the cash flow, the higher the yield and the greater the risk. The Portfolio may invest in any class of CMO.

The principal and interest on the Mortgage Assets comprising a CMO may be allocated among the several classes of a CMO in many ways. The general goal in allocating cash flows on Mortgage Assets to the various classes of a CMO is to create certain tranches on which the expected cash flows have a higher degree of predictability than do the underlying Mortgage Assets. As a general matter, the more predictable the cash flow is on a particular CMO tranche, the lower the anticipated yield on that tranche at the time of issue will be relative to the prevailing market yields on the Mortgage Assets. As part of the process of creating more predictable cash flows on certain tranches of a CMO, one or more tranches generally must be created that absorb most of the changes in the cash flows on the underlying Mortgage Assets. The yields on these tranches are generally higher than prevailing market yields on other mortgage related securities with similar average lives. Principal prepayments on the underlying Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Because of the uncertainty of the cash flows on these tranches, the market prices and yields of these tranches are more volatile and may increase or decrease in value substantially with changes in interest rates and/or the rates of prepayment. Due to the possibility that prepayments (on home mortgages and other collateral) will alter the cash flow on CMOs, it is not possible to determine in advance the final maturity date or average life. Faster prepayment will shorten the average life and slower prepayments will lengthen it. In addition, if the collateral securing CMOs or any third party guarantees are insufficient to make payments, the Portfolio could sustain a loss.

SMBS. SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Investments in each class of stripped mortgage-backed securities are extremely sensitive to changes in interest rates. IOs tend to decrease in value substantially if interest rates decline and prepayment rates become more rapid. POs tend to decrease in value substantially if interest rates increase and the rate of prepayment decreases. If the Portfolio invests in stripped mortgage-backed securities and interest rates move in a manner not anticipated by the Adviser, it is possible that the Portfolio could lose all or substantially all of its investment.

CMBS. CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties,

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Class II Prospectus

Additional Investment Information

Additional Risk Factors and Information (Cont’d)

office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of their remaining principal balance or “balloon” is due and is repaid through the attainment of an additional loan or sale of the property. An extension of a final payment on commercial mortgages will increase the average life of the CMBS, generally resulting in lower yield for discount bonds and a higher yield for premium bonds.

CMBS are subject to credit risk and prepayment risk. Although prepayment risk is present, it is of a lesser degree in the CMBS than in the residential mortgage market; commercial real estate property loans often contain provisions which substantially reduce the likelihood that such securities will be prepaid (e.g., significant prepayment penalties on loans and, in some cases, prohibition on principal payments for several years following origination).

Inverse Floaters. Inverse floating rate obligations are obligations which pay interest at rates that vary inversely with changes in market rates of interest. Because the interest rate paid to holders of such obligations is generally determined by subtracting a variable or floating rate from a predetermined amount, the interest rate paid to holders of such obligations will decrease as such variable or floating rate increases and increase as such variable or floating rate decreases.

Like most other fixed-income securities, the value of inverse floaters will decrease as interest rates increase. They are more volatile, however, than most other fixed-income securities because the coupon rate on an inverse floater typically changes at a multiple of the change in the relevant index rate. Thus, any rise in the index rate (as a consequence of an increase in interest rates) causes a correspondingly greater drop in the coupon rate of an inverse floater while a drop in the index rate causes a correspondingly greater increase in the coupon of an inverse floater. Some inverse floaters may also increase or decrease substantially because of changes in the rate of prepayments.

Asset-Backed Securities

Asset-backed securities apply the securitization techniques used to develop mortgage-backed securities to a broad range of other assets. Various types of assets, primarily automobile and credit card receivables and home equity loans, are pooled and securitized in pass-through structures similar to pass-through structures developed with respect to mortgage securitizations. Asset-backed securities have risk characteristics similar to mortgage-backed securities. Like mortgage-backed securities, they generally decrease in value as a result of interest rate increases, but may benefit less than other fixed-income securities from declining interest rates, principally because of prepayments. Also, as in the case of mortgage-backed securities, prepayments generally increase during a period of declining interest rates, although other factors, such as changes in credit use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities.

Temporary Defensive Investments

When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities that may be inconsistent with its principal investment strategies for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio’s performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover

Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs. The Portfolio may engage in frequent trading of securities to achieve its investment objective.

UIF Equity and Income Portfolio	11

Fund Management

Investment Adviser

The Investment Adviser is Morgan Stanley Investment Management Inc. The Adviser, with principal offices at 522 Fifth Avenue, New York, New York 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and the indirect parent of Morgan Stanley Distribution, Inc., the Fund’s distributor (the “Distributor”). Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2009, the Adviser, together with its affiliated asset management companies, had approximately $395.3 billion in assets under management or supervision.

Advisory Fee

The Adviser is entitled to receive an advisory fee at an annual percentage of the Portfolio’s average daily net assets as set forth in the table below:

Assets	Fee
First $150 million	0.50%
From $150 million to $250 million	0.45%
From $250 million to $350 million	0.40%
More than $350 million	0.35%

However, the Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 1.00% of its average daily net assets. For purposes of determining the amount of the advisory fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 1.00%. The fee waivers and/or expense reimbursements are expected to continue until such time as the Fund’s Board of Directors acts to discontinue such waivers and/or reimbursements when it deems that such action is appropriate.

For the fiscal year ended December 31, 2009, the Adviser received a fee for advisory services (net of fee waivers and/or expense reimbursements) equal to 0.42% of the Portfolio’s average daily net assets.

A discussion regarding the Board of Directors’ approval of the investment advisory agreement is available in the Fund’s semi-annual report to shareholders for the period ended June 30, 2009.

Portfolio Management

The Portfolio’s assets are managed by members of the Equity Income team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Thomas B. Bastian, Mary Jayne Maly, James O. Roeder, Mark J. Laskin and Sergio Marcheli.

Mr. Bastian has been associated with the Adviser in an investment management capacity since 2003. Ms. Maly has been associated with the Adviser in an investment management capacity since 1992. Mr. Roeder has been associated with the Adviser in an investment management capacity since 1999. Mr. Laskin has been associated with the Adviser in an investment management capacity since 2000. Mr. Marcheli has been associated with the Adviser in an investment management capacity since 2000.

Mr. Bastian is the lead portfolio manager of the Fund. Messrs. Roeder, Laskin and Ms. Maly are co-portfolio managers of the equity holdings in the Fund. Each member is responsible for specific sectors, with the exception of Mr. Marcheli. Mr. Marcheli manages the cash position in the Fund, submits trades and aids in providing research. Mr. Bastian is responsible for the execution of the overall strategy of the Fund.

The Fund’s SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Portfolio.

The composition of the team may change from time to time.

Distribution Plan

The Fund has adopted a Plan of Distribution for the Portfolio’s Class II shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as

12	UIF Equity and Income Portfolio

Class II Prospectus

Fund Management

Fund Management (Cont’d)

amended (the “Plan”). Under the Plan, the Portfolio is authorized to pay the Distributor a monthly 12b-1 fee at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. Such amount shall be paid to compensate the Distributor for remittance to insurance companies which offer the Fund as an investment option. These payments are intended to compensate insurance companies for distribution and/or administrative related expenses incurred or paid in connection with the distribution of Class II shares of the Portfolio. The Distributor has voluntarily agreed to waive 0.30% of the 0.35% 12b-1 fee that it may receive. This waiver is voluntary, and the Distributor reserves the right to terminate the waiver at any time and without notice.

Since the 12b-1 fees associated with the Plan are paid out of the Portfolio’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Portfolio) to certain affiliated or unaffiliated brokers, dealers and/or certain insurance companies or other financial intermediaries or service providers in connection with the sale, distribution, marketing and/or retention of shares of the Portfolio and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of the Portfolio’s shares over other investment options. Any such payments will not change the net asset value or the price of the Portfolio’s shares. For more information, please see the Fund’s SAI.

UIF Equity and Income Portfolio	13

Shareholder Information

Share Class

This Prospectus offers Class II shares of the Equity and Income Portfolio. The Fund does not currently offer Class I shares but may do so in the future. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For additional information about availability of Class I shares of the Portfolio, contact your insurance company or qualified pension or retirement plan.

Purchasing and Selling Portfolio Shares

Shares are offered on each day that the New York Stock Exchange (the “NYSE”) is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

There are no known disadvantages to variable product contract owners or qualified plan participants arising out of the fact that the Portfolio offers its shares to separate accounts of various insurance companies that offer variable annuity and variable life insurance products and various other entities under qualified pension and retirement plans. Nevertheless, the Board of Directors that oversees the Portfolio intends to monitor events to identify any material irreconcilable conflicts that may possibly arise due to these arrangements and to determine what action, if any, should be taken in response.

Pricing of Portfolio Shares

The price per share will be the NAV per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share’s portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.

About Net Asset Value

The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio’s investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, the value for those securities will be determined in good faith at fair value using methods approved by the Board of Directors. In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (for example, a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Fund’s Board of Directors. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer-specific development which is likely to have changed the value of the security. In these cases, the Portfolio’s NAV will reflect certain portfolio securities’ fair value rather than their market price. To the extent the Portfolio invests in open-end management companies that are registered under the Investment Company Act of 1940, as amended, the Portfolio’s NAV is calculated based upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

The NAV of Class II shares will differ from that of other classes because of class-specific expenses that each class may pay.

14	UIF Equity and Income Portfolio

Class II Prospectus

Shareholder Information

Shareholder Information (Cont’d)

Dividends and Distributions

The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor’s tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners or qualified plan participants is referred to as “market-timing” or “short-term trading” and may present risks for other contract owners or participants with long-term interests in the Portfolio, which may include, among other things, dilution in the value of the Portfolio’s shares indirectly held by contract owners or participants with long term interests in the Portfolio, interference with the efficient management of the Portfolio, increased brokerage and administrative costs and forcing the Portfolio to hold excess levels of cash.

In addition, the Portfolio is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Portfolio’s securities trade and the time as of which the Portfolio’s NAV is calculated (“time-zone arbitrage”). For example, a market-timer may submit instructions for the purchase of shares of the Portfolio based on events occurring after foreign market closing prices are established, but before the Portfolio’s NAV calculation that are likely to result in higher prices in foreign markets the following day. The market-timer would submit instructions to redeem the Portfolio’s shares the next day when the Portfolio’s share price would reflect the increased prices in foreign markets for a quick profit at the expense of contract owners or participants with long-term interests in the Portfolio.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price-arbitrage”). The Portfolio’s policies with respect to valuing portfolio securities are described above in “About Net Asset Value.”

The Fund’s Board of Directors has adopted policies and procedures to discourage frequent purchases and redemptions of Portfolio shares by Portfolio shareholders. Insurance companies or qualified plans generally do not provide specific contract owner or plan participant transaction instructions to the Portfolio on an ongoing basis. Therefore, to some extent, the Portfolio relies on the insurance companies and qualified plans to monitor frequent short-term trading by contract owners. However, the Portfolio has entered into agreements with insurance companies and qualified plans whereby the insurance companies and qualified plans are required to provide certain contract owner identification and transaction information upon the Portfolio’s request. The Portfolio may use this information to help identify and prevent market-timing activity in the Portfolio. There can be no assurance that the Portfolio will be able to identify or prevent all market-timing activity.

If the Portfolio identifies suspected market-timing activity, the insurance company or qualified plan will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners or participants). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to

UIF Equity and Income Portfolio	15

Shareholder Information (Cont’d)

implement remedial steps to prevent market-timing activity in the Portfolio. If the insurance company or qualified plan is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners or participants may be able to engage in frequent trading to the detriment of contract owners or participants with long-term interests in the Portfolio. If the insurance company or qualified plan refuses to take remedial action, or takes action that the Portfolio deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company or qualified plan.

Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s securities is available in the Fund’s SAI.

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Class II Prospectus

Financial Highlights

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Portfolio’s Class II shares for the past five fiscal years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower. The information has been audited by Ernst & Young LLP an independent registered public accounting firm. Ernst & Young LLP’s unqualified report appears in the Portfolio’s Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and the Portfolio’s financial statements, as well as the SAI, are available at no cost from the Portfolio at the toll free number noted on the back cover to this Prospectus or from your insurance company.

	Year Ended December 31,
	2009	2008	2007		2006	2005
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$10.77	$14.74	$14.89		$13.69	$12.97
Income (Loss) From Investment Operations
Net Investment Income#	0.24	0.32	0.35		0.32	0.24
Net Realized and Unrealized Gain (Loss)	2.11	(3.56)	0.17		1.35	0.71
Total From Investment Operations	2.35	(3.24)	0.52		1.67	0.95
Distributions from and/or in Excess of:
Net Investment Income	(0.32)	(0.31)	(0.28)		(0.16)	(0.09)
Net Realized Gain	–	(0.42)	(0.39)		(0.31)	(0.14)
Total Distributions	(0.32)	(0.73)	(0.67)		(0.47)	(0.23)
Net Asset Value, End of Period	$12.80	$10.77	$14.74		$14.89	$13.69
Total Return±	22.49%	(22.68)%‡	3.36%		12.58%	7.38%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$672,782	$517,124	$711,897		$570,626	$406,725
Ratio of Expenses to Average Net Assets(1)	0.74%+	0.75%+	0.74	%+	0.78%	0.83%
Ratio of Net Investment Income to Average Net Assets(1)	2.09%+	2.50%+	2.31	%+	2.25%	1.79%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01%	0.01%	0.00	%§	N/A	N/A
Portfolio Turnover Rate	81%	95%	70%		56%	46%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.04%+	1.05%+	1.04	%+	1.08%	1.13%
Net Investment Income to Average Net Assets	1.79%+	2.20%+	2.01	%+	1.95%	1.49%

#	Per share amount is based on average shares outstanding.
±	Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.
‡	The Adviser reimbursed the Portfolio for losses incurred on derivative transactions which breached an investment guideline of the Portfolio during the period. The impact of the reimbursement is reflected in the total return shown above. Without this reimbursement, the total return for Class II would have been (22.68)%.
+	The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.
§	Amount is less than 0.005%.

UIF Equity and Income Portfolio	17

Where to Find Additional Information

Statement of Additional Information

In addition to this Prospectus, the Fund has a SAI, dated April 30, 2010, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio’s investments. In the Fund’s shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio’s performance during that period.

For additional Fund information, including information regarding investments comprising the Portfolio, and to make shareholder inquiries, please call 1-800-281-2715.

You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company or on our web site at www.morganstanley.com/im.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission’s Public Reference Room in Washington D.C. (for information on the operation of the Public Reference Room, call 1-202-551-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission’s web site at http://www.sec.gov; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund’s Investment Company Act registration number is 811-7607.

Class II Prospectus

April 30, 2010

The Universal Institutional Funds, Inc.

Global Franchise Portfolio

Long-term capital appreciation.

Investment Adviser

Morgan Stanley Investment Management Inc.

The Universal Institutional Funds, Inc. (the “Fund”) is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.

The Securities and Exchange Commission (the “Commission”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Ticker Symbol: UGIIX

Class II Prospectus

Portfolio Summary

Portfolio Summary

Global Franchise Portfolio

Objective

The Portfolio seeks long-term capital appreciation.

Fees and Expenses of the Portfolio (Class II)

The table below describes the fees and expenses that you may pay if you buy and hold the classes of shares that may be offered by the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Portfolio Operating Expenses would be higher.

Annual Portfolio Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Advisory Fees	0.80%
Distribution (12b-1) Fee	0.35%
Other Expenses*	0.34%
Total Annual Portfolio Operating Expenses	1.49%
Fee Waiver and/or Expense Reimbursement**	0.30%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.19%

*	The Portfolio may invest a portion of its assets in other investment companies (the “Acquired Funds”). The Portfolio’s shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Portfolio invests. The Portfolio estimates that these expenses constituted less than 0.01% of the Portfolio’s average net assets for the fiscal year ended December 31, 2009. The Portfolio’s estimated indirect expense from investing in the Acquired Funds is based upon the average allocation of the Portfolio’s investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds (including any current waivers and expense limitations) for the fiscal year ended December 31, 2009. Actual Acquired Fund expenses incurred by the Portfolio may vary with changes in the allocation of Portfolio assets among the Acquired Funds and with other events that directly affect the expenses of the Acquired Funds.

**	The Portfolio’s adviser, Morgan Stanley Investment Management Inc. (the “Adviser”), has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed) (but including any 12b-1 fee), will not exceed 1.20%. The fee waivers and/or expense reimbursements are expected to continue until such time as the Fund’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate. The expenses of the Acquired Funds are not taken into account when calculating the fee waivers and/or expense reimbursements.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be equal to the amounts reflected in the table below.

	1 Year	3 Years	5 Years	10 Years
Global Franchise Portfolio	$121	$378	$654	$1,443

Portfolio Turnover

The Portfolio pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio’s sub-advisers, Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company (“MSIM Company” and, together with MSIM Limited, the “Sub-Advisers”), seek long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world that they believe have, among other things, resilient business franchises and growth potential. Under normal market conditions, the Portfolio invests in securities of issuers from at least three different countries, which may include the United States.

The Portfolio may concentrate its holdings in a relatively small number of companies and may invest up to 25% of its assets in a single issuer.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio

UIF Global Franchise Portfolio	1

Global Franchise Portfolio (Cont’d)

management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Portfolio may use forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Derivative instruments used by the Portfolio will be counted toward the Portfolio’s exposure in the types of securities listed above to the extent they have economic characteristics similar to such securities.

Principal Risks

An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Portfolio’s principal investment strategies are subject to the following principal risks:

• Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors, including events that affect entire financial markets or industries and events that affect particular issuers. To the extent that the Portfolio invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

• Foreign and Emerging Market Securities. Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. The Portfolio’s investments may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

• Smaller Companies. While the Sub-Advisers believe that smaller companies may provide greater growth potential than larger, more established firms, investing in the securities of smaller companies also involves greater risk and price volatility.

• Non-Diversified Portfolio. The risks of investing in the Portfolio may be intensified because the Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Portfolio’s performance more than if the Portfolio were diversified and a decline in the value of a particular instrument would cause the Portfolio’s overall value to decline to a greater degree.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class II shares year-by-year and by showing how the Portfolio’s Class II shares’ average annual returns for the past one-year and five-year periods and since the Portfolio’s inception compare with those of an index of similar securities over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future. Updated performance information is available on the Fund’s website at www.morganstanley.com/im.

2	UIF Global Franchise Portfolio

Class II Prospectus

Portfolio Summary

Global Franchise Portfolio (Cont’d)

Annual Total Returns—Calendar Years (Class II)

Commenced operations on April 30, 2003

High Quarter	04/09 - 06/09	18.07%
Low Quarter	10/08 - 12/08	-13.36%

Average Annual Total Returns (Class II)

(for the calendar periods ended December 31, 2009)

	Global Franchise Portfolio	MSCI World Index*
Past One Year	29.56%	29.99%
Past Five Years	6.58%	2.01%
Since Inception 4/30/03	10.24%	7.62%

*	The Morgan Stanley Capital International (“MSCI”) World Index is a free float-adjusted market capitalization weighted index that is designed to measure the global equity market performance of developed markets. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI World Index currently consists of 23 developed market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Investment Adviser

Adviser. Morgan Stanley Investment Management Inc.

Sub-Advisers. Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company.

Portfolio Managers. The International Equity team manages the Portfolio. Information about the current members of the Global Franchise team jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with the Sub-Advisers	Date Began Managing the Portfolio
William D. Lock	Managing Director of MSIM Limited	June 2009
Walter B. Riddell	Managing Director of MSIM Limited	June 2009
Peter J. Wright	Managing Director of MSIM Company	June 2009
John S. Goodacre	Executive Director of MSIM Limited	June 2009
Christian Derold	Executive Director of MSIM Limited	June 2009
Vladimir A. Demine	Executive Director of MSIM Limited	June 2009
Bruno Paulson	Executive Director of MSIM Limited	June 2009

Purchase and Sale of Portfolio Shares

This Prospectus offers Class II shares of the Equity and Income Portfolio. The Fund does not currently offer Class I shares but may do so in the future. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For additional information about availability of Class I shares of the Portfolio, contact your insurance company or qualified pension or retirement plan.

Fund shares will be sold at the net asset value (“NAV”) next determined after we receive your redemption request.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

UIF Global Franchise Portfolio	3

Global Franchise Portfolio (Cont’d)

For more information, please refer to the “Shareholder Information—Purchasing and Selling Portfolio Shares” section of this Prospectus.

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

For more information, please refer to the “Shareholder Information—Taxes” section of the Prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), which may be affiliated or unaffiliated with the Adviser, the Adviser and/or the Portfolio’s distributor may pay (out of their own funds and not as an expense of the Portfolio) the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

4	UIF Global Franchise Portfolio

Class II Prospectus

Portfolio Summary

Details of the Portfolio

Global Franchise Portfolio

Objective

The Portfolio seeks long-term capital appreciation.

Approach

The Sub-Advisers seek long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world that they believe have, among other things, resilient business franchises and growth potential. The Sub-Advisers emphasize individual stock selection and seek to identify undervalued securities of issuers located throughout the world, including both developed and emerging market countries. Under normal market conditions, the Portfolio invests in securities of issuers from at least three different countries, which may include the United States.

Process

The Sub-Advisers seek to invest in companies that they believe have resilient business franchises, strong cash flows, modest capital requirements, capable managements and growth potential. Securities are selected on a global basis with a strong bias towards value. The franchise focus of the Portfolio is based on the Sub-Advisers’ belief that the intangible assets underlying a strong business franchise (such as patents, copyrights, brand names, licenses or distribution methods) are difficult to create or to replicate and that carefully selected franchise companies can yield above-average potential for long-term capital appreciation.

The Sub-Advisers rely on their research capabilities, analytical resources and judgment to identify and monitor franchise businesses meeting their investment criteria. The Sub-Advisers believe that the number of issuers with strong business franchises meeting their criteria may be limited and, accordingly, the Portfolio may concentrate its holdings in a relatively small number of companies and may invest up to 25% of its assets in a single issuer. The Sub-Advisers generally consider selling a portfolio holding when they determine that the holding no longer satisfies their investment criteria or that replacing the holding with another investment should improve the Portfolio’s valuation and/or quality.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Portfolio may use forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Derivative instruments used by the Portfolio will be counted toward the Portfolio’s exposure in the types of securities listed above to the extent they have economic characteristics similar to such securities.

Risks

An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective.

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in a portfolio of equity securities of issuers throughout the world, including emerging market or developing countries. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example).

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States.

The Portfolio’s investments may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks,

UIF Global Franchise Portfolio	5

Global Franchise Portfolio (Cont’d)

including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

The Portfolio may also invest in the equity securities of any size company. While the Sub-Advisers believe that smaller companies may provide greater growth potential than larger, more established firms, investing in the securities of smaller companies also involves greater risk and price volatility.

The risks of investing in the Portfolio may be intensified because the Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Portfolio’s performance more than if the Portfolio were diversified and a decline in the value of a particular instrument would cause the Portfolio’s overall value to decline to a greater degree.

Please see “Additional Risk Factors and Information” for further information about these and other risks of investing in the Portfolio.

6	UIF Global Franchise Portfolio

Class II Prospectus

Risk Factors and Information

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Portfolio. The Portfolio’s investment practices and limitations are described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.

Equity Securities

Equity securities include common stock, preferred stock, convertible securities, depositary receipts, rights and warrants. The Portfolio may invest in equity securities that are publicly traded on securities exchanges or over the counter or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to sell and their value may fluctuate more dramatically than other securities. The prices of convertible securities are affected by changes similar to those of equity and fixed income securities. The value of a convertible security tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying equity security.

A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect a Portfolio’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States. In connection with its investments in foreign securities, the Portfolio also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Portfolio may use cross currency hedging or proxy hedging with respect to currencies in which the Portfolio has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. Hedging the Portfolio’s currency risks involves the risk of

UIF Global Franchise Portfolio	7

Additional Risk Factors and Information (Cont’d)

mismatching the Portfolio’s objectives under a forward or futures contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Portfolio’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts.

Emerging Market Risks

Emerging market or developing countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market or developing countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Foreign Currency

The Portfolio’s investments generally will be denominated in foreign currencies. The value of foreign currencies fluctuates relative to the value of the U.S. dollar. Since the Portfolio may invest in such non-U.S. dollar-denominated securities and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolio’s assets. The Sub-Advisers may use derivatives to reduce this risk. The Sub-Advisers may, in their discretion, choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Temporary Defensive Investments

When the Sub-Advisers believe that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities that may be inconsistent with its principal investment strategies for temporary defensive purposes. If the Sub-Advisers incorrectly predict the effects of these changes, such defensive investments may adversely affect the Portfolio’s performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover

Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs. The Portfolio may engage in frequent trading of securities to achieve its investment objective.

8	UIF Global Franchise Portfolio

Class II Prospectus

Fund Management

Fund Management

Investment Adviser

The Investment Adviser is Morgan Stanley Investment Management Inc. The Adviser, with principal offices at 522 Fifth Avenue, New York, New York 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and the indirect parent of Morgan Stanley Distribution, Inc., the Fund’s distributor (the “Distributor”). Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2009, the Adviser, together with its affiliated asset management companies, had approximately $395.3 billion in assets under management or supervision.

Sub-Advisers

The Adviser has entered into a Sub-Advisory Agreements with Morgan Stanley Investment Management Limited (“MSIM Limited”), located at 25 Cabot Square, Canary Wharf, London E14 4QA, England and Morgan Stanley Investment Management Company (“MSIM Company”), located at 23 Church Street, 16-01 Capital Square, Singapore 04948. Both MSIM Limited and MSIM Company are wholly owned subsidiaries of Morgan Stanley. MSIM Limited and MSIM Company provide the Portfolio with investment advisory services subject to the overall supervision of the Adviser and the Fund’s Officers and Directors. The Adviser pays MSIM Limited and MSIM Company on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

Advisory Fee

The Adviser is entitled to receive an advisory fee at an annual percentage of the Portfolio’s average daily net assets as set forth in the table below:

Assets	Fee
First $500 million	0.80%
From $500 million to $1 billion	0.75%
More than $1 billion	0.70%

However, the Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 1.20% of its average daily net assets. For purposes of determining the amount of the advisory fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 1.20%. The fee waivers and/or expense reimbursements are expected to continue until such time as the Fund’s Board of Directors acts to discontinue such waivers and/or reimbursements when it deems that such action is appropriate.

For the fiscal year ended December 31, 2009, the Adviser received a fee for advisory services (net of fee waivers and/or expense reimbursements) equal to 0.80% of the Portfolio’s average daily net assets.

A discussion regarding the Board of Directors’ approval of the investment advisory agreement and the investment sub-advisory agreement with MSIM Limited is available in the Fund’s semi-annual report to shareholders for the period ended June 30, 2009. A discussion regarding the Board of Directors’ approval of the investment sub-advisory agreement with MSIM Company will be available in the Fund’s semi-annual report to shareholders for the period ended June 30, 2010.

Portfolio Management

The Portfolio’s assets are managed by members of the Global Franchise team. The team consists of portfolio managers. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are William D. Lock, Walter B. Riddell, Peter J. Wright, John S. Goodacre, Christian Derold, Vladimir A. Demine and Bruno Paulson.

Mr. Lock has been associated with MSIM Limited in an investment management capacity since 1994. Mr. Riddell has been associated with MSIM Limited in an investment management capacity since 1995. Mr. Wright has been associated with MSIM Company or its affiliates since 1996. Mr. Goodacre has been associated with MSIM Limited in an investment management capacity since 2003. Mr. Derold has

UIF Global Franchise Portfolio	9

Fund Management (Cont’d)

been associated with MSIM Limited in an investment management capacity since May 2006. Prior to May 2006, Mr. Derold was a consultant at DCFN Research and Head of Research at Millgate Capital Inc. Mr. Demine has been associated with MSIM Limited in an investment management capacity since May 2009. Prior to May 2009, Mr. Demine was associated in an investment management capacity with UBS Global Asset Management. Mr. Paulson has been associated with MSIM Limited in an investment management capacity with UBS Global Asset Management.

The Fund’s SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Portfolio.

The composition of the team may change from time to time.

Distribution Plan

The Fund has adopted a Plan of Distribution for the Portfolio’s Class II shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Plan”). Under the Plan, the Portfolio is authorized to pay the Distributor a monthly 12b-1 fee at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. Such amount shall be paid to compensate the Distributor for remittance to insurance companies which offer the Fund as an investment option. These payments are intended to compensate insurance companies for distribution and/or administrative related expenses incurred or paid in connection with the distribution of Class II shares of the Portfolio. The Distributor has voluntarily agreed to waive 0.30% of the 0.35% 12b-1 fee that it may receive. This waiver is voluntary, and the Distributor reserves the right to terminate the waiver at any time and without notice.

Since the 12b-1 fees associated with the Plan are paid out of the Portfolio’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Portfolio) to certain affiliated or unaffiliated brokers, dealers and/or certain insurance companies or other financial intermediaries or service providers in connection with the sale, distribution, marketing and/or retention of shares of the Portfolio and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of the Portfolio’s shares over other investment options. Any such payments will not change the net asset value or the price of the Portfolio’s shares. For more information, please see the Fund’s SAI.

10	UIF Global Franchise Portfolio

Class II Prospectus

Shareholder Information

Shareholder Information

Share Class

This Prospectus offers Class II shares of the Global Franchise Portfolio. The Fund does not currently offer Class I shares but may do so in the future. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For additional information about availability of Class I shares of the Portfolio, contact your insurance company or qualified pension or retirement plan.

Purchasing and Selling Portfolio Shares

Shares are offered on each day that the New York Stock Exchange (the “NYSE”) is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

There are no known disadvantages to variable product contract owners or qualified plan participants arising out of the fact that the Portfolio offers its shares to separate accounts of various insurance companies that offer variable annuity and variable life insurance products and various other entities under qualified pension and retirement plans. Nevertheless, the Board of Directors that oversees the Portfolio intends to monitor events to identify any material irreconcilable conflicts that may possibly arise due to these arrangements and to determine what action, if any, should be taken in response.

Pricing of Portfolio Shares

The price per share will be the NAV per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share’s portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.

About Net Asset Value

The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio’s investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, the value for those securities will be determined in good faith at fair value using methods approved by the Board of Directors. In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (for example, a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Fund’s Board of Directors. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer-specific development which is likely to have changed the value of the security. In these cases, the Portfolio’s NAV will reflect certain portfolio securities’ fair value rather than their market price. To the extent the Portfolio invests in open-end management companies that are registered under the Investment Company Act of 1940, as amended, the Portfolio’s NAV is calculated based upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

The NAV of Class II shares will differ from that of other classes because of class-specific expenses that each class may pay.

UIF Global Franchise Portfolio	11

Shareholder Information (Cont’d)

Dividends and Distributions

The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor’s tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners or qualified plan participants is referred to as “market-timing” or “short-term trading” and may present risks for other contract owners or participants with long-term interests in the Portfolio, which may include, among other things, dilution in the value of the Portfolio’s shares indirectly held by contract owners or participants with long-term interests in the Portfolio, interference with the efficient management of the Portfolio, increased brokerage and administrative costs and forcing the Portfolio to hold excess levels of cash.

In addition, the Portfolio is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Portfolio’s securities trade and the time as of which the Portfolio’s NAV is calculated (“time-zone arbitrage”). For example, a market-timer may submit instructions for the purchase of shares of the Portfolio based on events occurring after foreign market closing prices are established, but before the Portfolio’s NAV calculation that are likely to result in higher prices in foreign markets the following day. The market-timer would submit instructions to redeem the Portfolio’s shares the next day when the Portfolio’s share price would reflect the increased prices in foreign markets for a quick profit at the expense of contract owners or participants with long-term interests in the Portfolio.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price-arbitrage”). The Portfolio’s policies with respect to valuing portfolio securities are described above in “About Net Asset Value.”

The Fund’s Board of Directors has adopted policies and procedures to discourage frequent purchases and redemptions of Portfolio shares by Portfolio shareholders. Insurance companies or qualified plans generally do not provide specific contract owner or plan participant transaction instructions to the Portfolio on an ongoing basis. Therefore, to some extent, the Portfolio relies on the insurance companies and qualified plans to monitor frequent short-term trading by contract owners. However, the Portfolio has entered into agreements with insurance companies and qualified plans whereby the insurance companies and qualified plans are required to provide certain contract owner identification and transaction information upon the Portfolio’s request. The Portfolio may use this information to help identify and prevent market-timing activity in the Portfolio. There can be no assurance that the Portfolio will be able to identify or prevent all market-timing activity.

If the Portfolio identifies suspected market-timing activity, the insurance company or qualified plan will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners or participants). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to

12	UIF Global Franchise Portfolio

Class II Prospectus

Shareholder Information

Shareholder Information (Cont’d)

implement remedial steps to prevent market-timing activity in the Portfolio. If the insurance company or qualified plan is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners or participants may be able to engage in frequent trading to the detriment of contract owners or participants with long-term interests in the Portfolio. If the insurance company or qualified plan refuses to take remedial action, or takes action that the Portfolio deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company or qualified plan.

Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s securities is available in the Fund’s SAI.

UIF Global Franchise Portfolio	13

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Portfolio’s Class II shares for the past five fiscal years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower. The information has been audited by Ernst & Young LLP, an independent registered public accounting firm. Ernst & Young LLP’s unqualified report appears in the Portfolio’s Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and the Portfolio’s financial statements, as well as the SAI, are available at no cost from the Portfolio at the toll free number noted on the back cover to this Prospectus or from your insurance company.

	Year Ended December 31,
	2009		2008	2007		2006	2005
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$11.81		$18.09	$18.03		$15.42	$13.81
Income (Loss) From Investment Operations
Net Investment Income#	0.19		0.37	0.34		0.25	0.22
Net Realized and Unrealized Gain (Loss)	2.87		(5.42)	1.42		2.99	1.43
Total From Investment Operations	3.06		(5.05)	1.76		3.24	1.65
Distributions from and/or in Excess of:
Net Investment Income	(1.03)		(0.27)	–		(0.24)	–
Net Realized Gain	(0.67)		(0.96)	(1.70)		(0.39)	(0.04)
Total Distributions	(1.70)		(1.23)	(1.70)		(0.63)	(0.04)
Net Asset Value, End of Period	$13.17		$11.81	$18.09		$18.03	$15.42
Total Return±	29.56%		(28.94)%	9.78%		21.51%	11.98%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$109,933		$99,394	$179,712		$169,392	$152,473
Ratio of Expenses to Average Net Assets(1)	1.18	%+	1.18%+	1.16	%+	1.19%	1.20%
Ratio of Net Investment Income to Average Net Assets(1)	1.65	%+	2.47%+	1.86	%+	1.51%	1.50%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§	0.00%§	0.00	%§	N/A	N/A
Portfolio Turnover Rate	18%		26%	22%		28%	15%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.48	%+	1.48%+	1.46	%+	1.49%	1.54%
Net Investment Income to Average Net Assets	1.35	%+	2.17%+	1.56	%+	1.21%	1.16%
#	Per share amount is based on average shares outstanding.
±	Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.
+	The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.
§	Amount is less than 0.005%.

14	UIF Global Franchise Portfolio

Where to Find Additional Information

Statement of Additional Information

In addition to this Prospectus, the Fund has a SAI, dated April 30, 2010, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio’s investments. In the Fund’s shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio’s performance during that period.

For additional Fund information, including information regarding investments comprising the Portfolio, and to make shareholder inquiries, please call 1-800-281-2715.

You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company or on our web site at www.morganstanley.com/im.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission’s Public Reference Room in Washington D.C. (for information on the operation of the Public Reference Room, call 1-202-551-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission’s web site at http://www.sec.gov; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund’s Investment Company Act registration number is 811-7607.

Class II Prospectus

April 30, 2010

The Universal Institutional Funds, Inc.

Global Real Estate Portfolio

Current income and capital appreciation.

Investment Adviser

Morgan Stanley Investment Management Inc.

The Universal Institutional Funds, Inc. (the “Fund”) is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.

The Securities and Exchange Commission (the “Commission”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Ticker Symbol: UGETX

Class II Prospectus

Portfolio Summary

Portfolio Summary

Global Real Estate Portfolio

Objective

The Portfolio seeks to provide current income and capital appreciation.

Fees and Expenses of the Portfolio (Class II)

The table below describes the fees and expenses that you may pay if you buy and hold the classes of shares that may be offered by the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Portfolio Operating Expenses would be higher.

Annual Portfolio Operating Expenses

(expenses you pay each year as a percentage of the value of your investment)

Advisory Fees	0.85%
Distribution (12b-1) Fee	0.35%
Other Expenses*	0.37%
Total Annual Portfolio Operating Expenses	1.57%
Fee Waiver and/or Expense Reimbursement**	0.16%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.41%

*	The Portfolio may invest a portion of its assets in other investment companies (the “Acquired Funds”). The Portfolio’s shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Portfolio invests. The Portfolio estimates that these expenses constituted less than 0.01% of the Portfolio’s average net assets for the fiscal year ended December 31, 2009. The Portfolio’s estimated indirect expense from investing in the Acquired Funds is based upon the average allocation of the Portfolio’s investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds (including any current waivers and expense limitations) for the fiscal year ended December 31, 2009. Actual Acquired Fund expenses incurred by the Portfolio may vary with changes in the allocation of Portfolio assets among the Acquired Funds and with other events that directly affect the expenses of the Acquired Funds.

**	The Portfolio’s adviser, Morgan Stanley Investment Management Inc. (the “Adviser”), has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses (such as foreign country tax expense and interest on amounts borrowed) (but including any 12b-1 fee), will not exceed 1.40%. The fee waivers and/or expense reimbursements are expected to continue until such time as the Fund’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate. The expenses of the Acquired Funds are not taken into account when calculating the fee waivers and/or expense reimbursements.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be equal to the amounts reflected in the table below.

	1 Year	3 Years	5 Years	10 Years
Global Real Estate Portfolio	$144	$446	$771	$1,691

Portfolio Turnover

The Portfolio pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 64% of the average value of its portfolio.

Principal Investment Strategies

The Adviser and the Portfolio’s sub-advisers, Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company (the “Sub-Advisers,” and together with the Adviser, the “Advisers”), seek a combination of current income and capital appreciation by investing primarily in equity securities of companies in the real estate industry located throughout the world, including real estate operating companies (“REOCs”), real estate investment trusts (“REITs”) and similar entities established outside the US (foreign real estate companies). The Portfolio will invest primarily in companies located in the developed countries of North America, Europe and Asia, but may also invest in emerging markets.

Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in equity securities of companies in the real estate industry, including

UIF Global Real Estate Portfolio	1

Global Real Estate Portfolio (Cont’d)

REOCs, REITs and foreign real estate companies. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. Derivative instruments used by the Portfolio will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Principal Risks

An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Portfolio’s principal investment strategies are subject to the following principal risks:

• Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors, including events that affect entire financial markets or industries and to events that affect particular issuers. To the extent that the Portfolio invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

• REITs, REOCs and Foreign Real Estate Companies. Investing in REITs, REOCs and foreign real estate companies exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs, REOCs and foreign real estate companies are organized and operated. The Portfolio will invest primarily in equity REITs and similar non-U.S. entities. Operating REITs and similar non-U.S. entities require specialized management skills and the Portfolio may indirectly bear management expenses along with the direct expenses of the Portfolio. Individual REITs and similar non-U.S. entities may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific requirements of the Internal Revenue Code of 1986, as amended, in order to qualify for the tax-free pass through of income. Foreign real estate companies may be subject to the laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities.

Investing in real estate companies entails the risks of the real estate business generally, including sensitivity to economic and business cycles, changing demographic patterns and government actions.

• Foreign and Emerging Market Securities. Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. The Portfolio’s investments may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

• Non-Diversified Portfolio. The risks of investing in the Portfolio may be intensified because the Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Portfolio’s performance more than it would if the Portfolio were diversified.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class II shares year-by-year and by showing how the Portfolios’s Class II shares’ average annual returns for the past one year and since the Portfolio’s inception compare with those of indices of similar securities over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. How the Portfolio has performed in the past does not necessarily

2	UIF Global Real Estate Portfolio

Class II Prospectus

Portfolio Summary

Global Real Estate Portfolio (Cont’d)

indicate how the Portfolio will perform in the future. Updated performance information is available on the Fund’s website at www.morganstanley.com/im.

Annual Total Returns—Calendar Years (Class II)

Commenced operations on April 28, 2006

High Quarter	04/09 - 06/09	38.62%
Low Quarter	10/08 - 12/08	-28.91%

Average Annual Total Return (Class II)

(for the calendar periods ended December 31, 2009)

	Global Real Estate Portfolio	FTSE EPRA/NAREIT Developed Real Estate Index- Net Total Return to U.S. Investors*	MSCI World Index**
Past One Year	41.42%	37.89%	29.99%
Since Inception 4/28/06	-3.21%	-4.68%	-2.28%

*	The FTSE EPRA/NAREIT Developed Real Estate Index—Net Total Return to U.S. Investors is a free float-adjusted market capitalization weighted index designed to reflect the stock performance of companies engaged in specific aspects of the major real estate markets/regions of the developed world. The performance of the Index is listed in U.S. dollars and assumes reinvestment of dividends. “Net Total Return to U.S. Investors” reflects a reduction in total returns after taking into account the withholding tax on dividends by certain foreign countries represented in the Index. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

**	The Morgan Stanley Capital International (MSCI) World Index is a free float-adjusted market capitalization weighted index that is designed to measure the global equity market performance of developed markets. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI World Index currently consists of 23 developed market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Investment Adviser

Adviser. Morgan Stanley Investment Management Inc.

Sub-Advisers. Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company (“MSIM Company”).

Portfolio Managers. The Real Estate team manages the Portfolio. Information about the current members of the Real Estate team jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser or Sub-Adviser	Date Began Managing the Portfolio
Theodore R. Bigman	Managing Director of the Adviser	Since inception
Michiel te Paske	Managing Director of MSIM Limited	Since inception
Sven van Kemenade	Managing Director of MSIM Limited	Since inception
Angeline Ho	Managing Director of MSIM Company	Since inception

Purchase and Sale of Portfolio Shares

This Prospectus offers Class II shares of the Global Real Estate Portfolio. The Portfolio does not currently offer Class I shares but may do so in the future. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For additional information about the availability of Class I shares of the Portfolio, contact your insurance company or qualified pension or retirement plan.

Fund shares will be sold at the net asset value (“NAV”) next determined after we receive your redemption request.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and

UIF Global Real Estate Portfolio	3

Global Real Estate Portfolio (Cont’d)

surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the “Shareholder Information—Purchasing and Selling Portfolio Shares” section of this Prospectus.

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

For more information, please refer to the “Shareholder Information—Taxes” section of the Prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), which may be affiliated or unaffiliated with the Adviser, the Adviser and/or the Portfolio’s distributor may pay (out of their own funds and not as an expense of the Portfolio) the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

4	UIF Global Real Estate Portfolio

Class II Prospectus

Details of the Portfolio

Details of the Portfolio

Global Real Estate Portfolio

Objective

The Portfolio seeks to provide current income and capital appreciation.

Approach

The Adviser and sub-advisers, Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company (the “Sub-Advisers,” and together with the Adviser, the “Advisers”), seek a combination of current income and capital appreciation by investing primarily in equity securities of companies in the real estate industry located throughout the world, including REOCs, REITs and similar entities established outside the US (foreign real estate companies). The Portfolio will invest primarily in companies located in the developed countries of North America, Europe and Asia, but may also invest in emerging markets. The Advisers’ approach emphasizes a bottom-up stock selection with a global top-down country allocation.

Process

The Advisers actively manage the Portfolio using a combination of top-down and bottom-up methodologies. The global top-down country allocation is determined by focusing on key regional criteria, which include demographic and macroeconomic considerations (for example, population, employment, household information and income). The Advisers employ a value-driven approach to bottom-up security selection, which emphasizes underlying asset values, values per square foot and property yields. In seeking an optimal matrix of regional and property market exposure, the Advisers consider broad demographic and macroeconomic factors as well as criteria such as space demand, new construction and rental patterns. The Advisers generally consider selling a portfolio holding when they determine that the holding is less attractive based on a number of factors, including changes in the holding’s share price, earnings prospects relative to its peers and/or business prospects.

Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in equity securities of companies in the real estate industry, including REOCs, REITs and foreign real estate companies. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. Derivative instruments used by the Portfolio will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

A company is considered to be in the real estate industry if it (i) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate or (ii) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.

Risks

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in the equity securities of real estate companies. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). To the extent that the Portfolio invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Investing in real estate companies entails the risks of the real estate business generally, including sensitivity to economic and business cycles, changing demographic patterns and government actions.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States.

UIF Global Real Estate Portfolio	5

Global Real Estate Portfolio (Cont’d)

The Portfolio’s investments may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

Investing in REITs, REOCs and foreign real estate companies exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs, REOCs and foreign real estate companies are organized and operated. REITs and similar non-U.S. entities generally invest directly in real estate, in mortgages or in some combination of the two. REOCs and similar non-U.S. entities are entities that generally are engaged directly in real estate management or development activities. The Portfolio will invest primarily in equity REITs and similar non-U.S. entities. Operating REITs and similar non-U.S. entities require specialized management skills and the Portfolio may indirectly bear management expenses along with the direct expenses of the Portfolio. Individual REITs and similar non-U.S. entities may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific requirements of the Internal Revenue Code of 1986, as amended, in order to qualify for the tax-free pass through of income. Foreign real estate companies may be subject to the laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities.

The risks of investing in the Portfolio may be intensified because the Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Portfolio’s performance more than it would if the Portfolio were diversified.

Please see “Additional Risk Factors and Information” for further information about these and other risks of investing in the Portfolio.

6	UIF Global Real Estate Portfolio

Class II Prospectus

Risk Factors and Information

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Portfolio. The Portfolio’s investment practices and limitations are described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions or companies. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.

Equity Securities

Equity securities include common stock, preferred stock, convertible securities, depositary receipts, rights and warrants. The Portfolio may invest in equity securities that are publicly traded on securities exchanges or over the counter or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to sell and their value may fluctuate more dramatically than other securities. The prices of convertible securities are affected by changes similar to those of equity and fixed income securities. The value of a convertible security tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying equity security.

A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Real Estate Investing

The Portfolio invests in companies that are mainly in the real estate industry. As a result, these companies (and, therefore, the Portfolio) will experience the risks of investing in real estate directly. Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values may also be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, may also have a major impact on real estate. Changing interest rates and credit quality requirements will also affect the cash flow of real estate companies and their ability to meet capital needs.

Foreign Investing

To the extent that the Portfolio invests in foreign issuers, there is a risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, some of the Portfolio’s securities, including underlying securities represented by depositary receipts, generally will be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. These changes may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. These risks may be intensified for the Portfolio’s investments in securities of issuers located in emerging market or developing countries.

UIF Global Real Estate Portfolio	7

Additional Risk Factors and Information (Cont’d)

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls or diplomatic developments that could affect the Portfolio’s investment. There also can be difficulty obtaining and enforcing judgements against issuers in foreign countries. Foreign stock exchanges, broker-dealers and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

Emerging Market Risks

The Portfolio may invest in emerging market or developing countries, which are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market or developing countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Foreign Currency

The Portfolio’s investments may be denominated in foreign currencies. The value of foreign currencies fluctuates relative to the value of the U.S. dollar. Since the Portfolio may invest in such non-U.S. dollar denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolio’s assets. The Advisers may use derivatives to reduce this risk. The Advisers may in their discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Temporary Defensive Investments

When the Advisers believe that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities that may be inconsistent with its principal investment strategies for temporary defensive purposes that may be inconsistent with the Portfolio’s principal investment strategies. If the Advisers incorrectly predict the effects of these changes, such defensive investments may adversely affect the Portfolio’s performance and the Portfolio may not achieve its investment objective.

8	UIF Global Real Estate Portfolio

Class II Prospectus

Fund Management

Fund Management

Investment Adviser

The Investment Adviser is Morgan Stanley Investment Management Inc. The Adviser, with principal offices at 522 Fifth Avenue, New York, New York 10036, conducts a worldwide portfolio management business, and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and the indirect parent of Morgan Stanley Distribution, Inc., the Fund’s distributor (the “Distributor”). Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2009, the Adviser, together with its affiliated asset management companies, had approximately $395.3 billion in assets under management or supervision.

Sub-Advisers

The Adviser has entered into Sub-Advisory Agreements with Morgan Stanley Investment Management Limited (“MSIM Limited”), located at 25 Cabot Square, Canary Wharf, London E14 4QA, England, and Morgan Stanley Investment Management Company (“MSIM Company”), located at 23 Church Street, 16-01 Capital Square, Singapore 04948. Both MSIM Limited and MSIM Company are wholly owned subsidiaries of Morgan Stanley. MSIM Limited and MSIM Company provide the Portfolio with investment advisory services subject to the overall supervision of the Adviser and the Fund’s Officers and Directors. The Adviser pays MSIM Limited and MSIM Company on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

Advisory Fee

The Adviser is entitled to receive an advisory fee at an annual percentage of 0.85% of the Portfolio’s average daily net assets.

However, the Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 1.40% of its average daily net assets. For purposes of determining the amount of the advisory fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 1.40%. The fee waivers and/or expense reimbursements are expected to continue until such time as the Fund’s Board of Directors acts to discontinue such waivers and/or reimbursements when it deems that such action is appropriate.

For the fiscal year ended December 31, 2009, the Adviser received a fee for advisory services (net of fee waivers and/or expense reimbursements) equal to 0.79% of the Portfolio’s average daily net assets.

A discussion regarding the Board of Directors’ approval of the investment advisory agreement and investment sub-advisory agreements is available in the Fund’s semi-annual report to shareholders for the ended June 30, 2009.

Portfolio Management

The Portfolio’s assets are managed by members of the Real Estate team. The team consists of a portfolio manager and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Theodore R. Bigman, Michiel te Paske, Sven van Kemenade and Angeline Ho. Together, the team determines the investment strategy, establishes asset-allocation frameworks and directs the implementation of investment strategy.

Mr. Bigman has been associated with the Adviser in an investment management capacity since 1995. Mr. te Paske has been associated with the Adviser in an investment management capacity since 1997. Mr. van Kemenade has been associated with the Adviser in an investment management capacity since 1997. Ms. Ho has been associated with the Adviser in an investment management capacity since 1997.

The Fund’s SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Portfolio.

The composition of the team may change from time to time.

UIF Global Real Estate Portfolio	9

Fund Management (Cont’d)

Distribution Plan

The Fund has adopted a Plan of Distribution for the Portfolio’s Class II shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Plan”). Under the Plan, the Portfolio is authorized to pay the Distributor a monthly 12b-1 fee at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. Such amount shall be paid to compensate the Distributor for remittances to insurance companies which offer the Fund as an investment option. These payments are intended to compensate insurance companies for distribution and/or administrative related expenses incurred or paid in connection with the distribution of Class II shares of the Portfolio. The Distributor has voluntarily agreed to waive 0.10% of the 0.35% 12b-1 fee that it may receive. This waiver is voluntary, and the Distributor reserves the right to terminate the waiver at any time and without notice.

Since the 12b-1 fees associated with the Plan are paid out of the Portfolio’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Portfolio) to certain affiliated or unaffiliated brokers, dealers and/or certain insurance companies or other financial intermediaries or service providers in connection with the sale, distribution, marketing and/or retention of shares of the Portfolio and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of the Portfolio’s shares over other investment options. Any such payments will not change the net asset value or the price of the Portfolio’s shares. For more information, please see the Fund’s SAI.

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Class II Prospectus

Shareholder Information

Shareholder Information

Share Class

This Prospectus offers Class II shares of the Global Real Estate Portfolio. The Portfolio does not currently offer Class I shares but may do so in the future. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For additional information about availability of Class I shares of the Portfolio, contact your insurance company or qualified pension or retirement plan.

Purchasing and Selling Portfolio Shares

Shares are offered on each day that the New York Stock Exchange (the “NYSE”) is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

There are no known disadvantages to variable product contract owners or qualified plan participants arising out of the fact that the Portfolio offers its shares to separate accounts of various insurance companies that offer variable annuity and variable life insurance products and various other entities under qualified pension and retirement plans. Nevertheless, the Board of Directors that oversees the Portfolio intends to monitor events to identify any material irreconcilable conflicts that may possibly arise due to these arrangements and to determine what action, if any, should be taken in response.

Pricing of Portfolio Shares

The price per share will be the NAV per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share’s portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.

About Net Asset Value

The NAV per share of the Portfolio is determined by dividing the total value of the Portfolio’s investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, the value for those securities will be determined in good faith at fair value using methods approved by the Board of Directors. In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (for example, a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Fund’s Board of Directors. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer-specific development which is likely to have changed the value of the security. In these cases, the Portfolio’s NAV will reflect certain portfolio securities’ fair value rather than their market price. To the extent the Portfolio invests in open-end management companies that are registered under the Investment Company Act of 1940, as amended, the Portfolio’s NAV is calculated based upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

The NAV of Class II shares will differ from that of other classes because of class-specific expenses that each class may pay.

UIF Global Real Estate Portfolio	11

Shareholder Information (Cont’d)

Dividends and Distributions

The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor’s tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners or qualified plan participants is referred to as “market-timing” or “short-term trading” and may present risks for other contract owners or participants with long-term interests in the Portfolio, which may include, among other things, dilution in the value of the Portfolio’s shares indirectly held by contract owners or participants with long-term interests in the Portfolio, interference with the efficient management of the Portfolio, increased brokerage and administrative costs and forcing the Portfolio to hold excess levels of cash.

In addition, the Portfolio is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Portfolio’s securities trade and the time as of which the Portfolio’s NAV is calculated (“time-zone arbitrage”). For example, a market-timer may submit instructions for the purchase of shares of the Portfolio based on events occurring after foreign market closing prices are established, but before the Portfolio’s NAV calculation that are likely to result in higher prices in foreign markets the following day. The market-timer would submit instructions to redeem the Portfolio’s shares the next day when the Portfolio’s share price would reflect the increased prices in foreign markets for a quick profit at the expense of contract owners or participants with long-term interests in the Portfolio.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price-arbitrage”). The Portfolio’s policies with respect to valuing portfolio securities are described above in “About Net Asset Value.”

The Fund’s Board of Directors has adopted policies and procedures to discourage frequent purchases and redemptions of Portfolio shares by Portfolio shareholders. Insurance companies or qualified plans generally do not provide specific contract owner or plan participant transaction instructions to the Portfolio on an ongoing basis. Therefore, to some extent, the Portfolio relies on the insurance companies and qualified plans to monitor frequent short-term trading by contract owners. However, the Portfolio has entered into agreements with insurance companies and qualified plans whereby the insurance companies and qualified plans are required to provide certain contract owner identification and transaction information upon the Portfolio’s request. The Portfolio may use this information to help identify and prevent market-timing activity in the Portfolio. There can be no assurance that the Portfolio will be able to identify or prevent all market-timing activity.

If the Portfolio identifies suspected market-timing activity, the insurance company or qualified plan will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners or participants). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting short-term trading

12	UIF Global Real Estate Portfolio

Class II Prospectus

Shareholder Information

Shareholder Information (Cont’d)

of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to implement remedial steps to prevent market-timing activity in the Portfolio. If the insurance company or qualified plan is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners or participants may be able to engage in frequent trading to the detriment of contract owners or participants with long-term interests in the Portfolio. If the insurance company or qualified plan refuses to take remedial action, or takes action that the Portfolio deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company or qualified plan.

Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s securities is available in the Fund’s SAI.

UIF Global Real Estate Portfolio	13

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Portfolio’s Class II shares since the Portfolio’s inception. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower. The information has been audited by Ernst & Young LLP an independent registered public accounting firm. Ernst & Young LLP’s unqualified report appears in the Portfolio’s Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and the Portfolio’s financial statements, as well as the SAI, are available at no cost from the Portfolio at the toll free number noted on the back cover to this Prospectus or from your insurance company.

	Year Ended December 31,				Period From April 28, 2006^ to December 31, 2006
	2009		2008	2007
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$5.46		$10.92	$12.09	$10.00
Income (Loss) From Investment Operations
Net Investment Income#	0.12		0.14	0.13	0.08
Net Realized and Unrealized Gain (Loss)	2.14		(4.67)	(1.14)	2.23
Total From Investment Operations	2.26		(4.53)	(1.01)	2.31
Distributions from and/or in Excess of:
Net Investment Income	(0.00	)†	(0.28)	(0.13)	(0.17)
Net Realized Gain	–		(0.65)	(0.03)	(0.05)
Total Distributions	(0.00	)†	(0.93)	(0.16)	(0.22)
Net Asset Value, End of Period	$7.72		$5.46	$10.92	$12.09
Total Return±	41.42%		(44.34)%	(8.47)%	23.15	%*
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$346,514		$314,162	$246,876	$180,150
Ratio of Expenses to Average Net Assets(1)	1.40	%+	1.40%+	1.40%+	1.40	%**
Ratio of Net Investment Income to Average Net Assets(1)	2.03	%+	1.69%+	1.10%+	1.05	%**
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§	0.00%§	0.00%§	N/A
Portfolio Turnover Rate	64%		33%	56%	8	%*
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.56	%+	1.57%+	1.58%+	1.86	%**
Net Investment Income to Average Net Assets	1.87	%+	1.52%+	0.92%+	0.60	%**
^	Commencement of Operations.
#	Per share amount is based on average shares outstanding.
†	Amount less than $0.005 per share.
±	Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.
*	Not Annualized.
**	Annualized.
+	The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.
§	Amount is less than 0.005%.

14	UIF Global Real Estate Portfolio

Where to Find Additional Information

Statement of Additional Information

In addition to this Prospectus, the Fund has a SAI, dated April 30, 2010, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Fund will publish annual and semi-annual reports that contain additional information about the Portfolio’s investments. In the Fund’s shareholder reports, when available, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio’s performance during that period.

For additional Fund information, including information regarding the investments comprising the Portfolio, and to make shareholder inquiries, please call 1-800-281-2715 or contact your insurance company.

You may obtain the SAI and shareholder reports, when available, without charge by contacting the Fund at the toll-free number above or your insurance company or on our web site at www.morganstanley.com/im.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission’s Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-551-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission’s web site at “http://www.sec.gov”; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund’s Investment Company Act registration number is 811-7607.

Class I Prospectus

April 30, 2010

The Universal Institutional Funds, Inc.

Global Value Equity Portfolio

Long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.

Investment Adviser

Morgan Stanley Investment Management Inc.

The Universal Institutional Funds, Inc. (the “Fund”) is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.

The Securities and Exchange Commission (the “Commission”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Ticker Symbol: UGEPX

Class I Prospectus

Portfolio Summary

Portfolio Summary

Global Value Equity Portfolio

Objective

The Portfolio seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.

Fees and Expenses of the Portfolio (Class I)

The table below describes the fees and expenses that you may pay if you buy and hold the classes of shares that may be offered by the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Portfolio Operating Expenses would be higher.

Annual Portfolio Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Advisory Fees	0.67%
Distribution (12b-1) Fee	None
Other Expenses*	0.53%
Total Annual Portfolio Operating Expenses	1.20%
Fee Waiver and/or Expense Reimbursement**	0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.15%

*	The Portfolio may invest a portion of its assets in other investment companies (the “Acquired Funds”). The Portfolio’s shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Portfolio invests. The Portfolio estimates that these expenses constituted less than 0.01% of the Portfolio’s average net assets for the fiscal year ended December 31, 2009. The Portfolio’s estimated indirect expense from investing in the Acquired Funds is based upon the average allocation of the Portfolio’s investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds (including any current waivers and expense limitations) for the fiscal year ended December 31, 2009. Actual Acquired Fund expenses incurred by the Portfolio may vary with changes in the allocation of Portfolio assets among the Acquired Funds and with other events that directly affect the expenses of the Acquired Funds.

**	The Portfolio’s adviser, Morgan Stanley Investment Management Inc. (the “Adviser”), has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed), will not exceed 1.15%. The fee waivers and/or expense reimbursements are expected to continue until such time as the Fund’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate. The expenses of the Acquired Funds are not taken into account when calculating the fee waivers and/or expense reimbursements.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the costs of investing in other mutual funds.

This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be equal to the amounts reflected in the table below.

	1 Year	3 Years	5 Years	10 Years
Global Value Equity Portfolio	$117	$365	$633	$1,398

Portfolio Turnover

The Portfolio pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 79% of the average value of its portfolio.

Principal Investment Strategies

Morgan Stanley Investment Management Limited, the Portfolio’s sub-adviser (the “Sub-Adviser”), seeks to maintain a diversified portfolio of global equity securities based on individual stock selection and emphasizes a bottom-up approach to investing that seeks to identify securities of issuers which it believes are undervalued.

The Sub-Adviser seeks to invest primarily in common stocks (including depositary receipts) of companies of any size from a broad range of countries, which may include emerging market or developing countries. The Portfolio invests in at least three separate countries. The percentage of the Portfolio’s assets invested in particular geographic sectors will shift from time to time in accordance with the judgment of the Sub-Adviser.

The Portfolio may invest up to 10% of its net assets in real estate investment trusts (“REITs”).

UIF Global Value Equity Portfolio

Global Value Equity Portfolio (Cont’d)

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Portfolio may use forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in equity securities issued by companies located in various countries around the world. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. Derivative instruments used by the Portfolio will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Principal Risks

An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Portfolio’s principal investment strategies are subject to the following principal risks:

• Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors, including events that affect entire financial markets or industries and events that affect particular issuers. To the extent that the Portfolio invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

• Small-and Mid-Sized Companies. Investing in securities of small- and mid-sized companies involves greater risks than is customarily associated with investing in larger, more established companies. Often, the stocks of these companies, particularly small companies, may be more volatile and less liquid than the stocks of more established companies and may be subject to more abrupt and erratic price movements. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small- and mid-sized companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

• Foreign and Emerging Market Securities. Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio’s investments in foreign issuers generally will be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

• REITs and Foreign Real Estate Companies. REITs and foreign real estate companies generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs and/or foreign real estate companies. REITs and foreign real estate companies are more susceptible to risks associated with the ownership of real estate and the real estate industry in general. These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. In addition, REITs and foreign

UIF Global Value Equity Portfolio

Class I Prospectus

Portfolio Summary

Global Value Equity Portfolio (Cont’d)

real estate companies depend upon specialized management skills, may not be diversified (which may increase the volatility of the REIT’s and/or foreign real estate company’s value), may have less trading volume and may be subject to more abrupt or erratic price movements than the overall securities market. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the “Code”). REITs are subject to the risk of failing to quality for tax-free pass-through of income under the Code. Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities. In addition, investments in REITs and foreign real estate companies may involve duplication of management fees and certain other expenses, as the Portfolio indirectly bears its proportionate share of any expenses paid by REITs and foreign real estate companies in which it invests.

Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares year-by-year and by showing how the Portfolios’s Class I shares’ average annual returns for the past one, five and ten year periods compare with those of an index of similar securities over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future. Updated performance information is available on the Fund’s website at www.morganstanley.com/im.

Annual Total Returns—Calendar Years (Class I)

Commenced operations on January 2, 1997

High Quarter	04/03 - 06/03	20.76%
Low Quarter	07/02 - 09/02	-21.05%

Average Annual Total Returns (Class I)

(for the calendar periods ended December 31, 2009)

	Global Value Equity Portfolio	MSCI World Index*
Past One Year	15.99%	29.99%
Past Five Years	-1.03%	2.01%
Past Ten Years	1.82%	-0.24%

*	The Morgan Stanley Capital International (“MSCI”) World Index is a free float-adjusted market capitalization weighted index that is designed to measure the global equity market performance of developed markets. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI World Index currently consists of 23 developed market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Investment Adviser

Adviser. Morgan Stanley Investment Management Inc.

Sub-Adviser. Morgan Stanley Investment Management Limited.

Portfolio Managers. The Global All Cap Value team manages the Portfolio. Information about the current members of the Global All Cap Value team jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Sub-Adviser	Date Began Managing the Portfolio
Nathalie Degans	Managing Director	November 2008
Jean Beaubois	Vice President	November 2008

UIF Global Value Equity Portfolio

Global Value Equity Portfolio (Cont’d)

Purchase and Sale of Portfolio Shares

This Prospectus offers Class I shares of the Global Value Equity Portfolio. The Fund does not currently offer Class II shares but may do so in the future. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For additional information about the availability of Class II shares of the Portfolio, contact your insurance company or qualified pension or retirement plan.

Fund shares will be sold at the net asset value (“NAV”) next determined after we receive your redemption request.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the “Shareholder Information—Purchasing and Selling Portfolio Shares” section of this Prospectus.

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

For more information, please refer to the “Shareholder Information—Taxes” section of the Prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), which may be affiliated or unaffiliated with the Adviser, the Adviser and/or the Portfolio’s distributor may pay (out of their own funds and not as an expense of the Portfolio) the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

UIF Global Value Equity Portfolio

4

Class I Prospectus

Details of the Portfolio

Details of the Portfolio

Global Value Equity Portfolio

Objective

The Portfolio seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.

Approach

The Sub-Adviser seeks to maintain a diversified portfolio of global equity securities based on individual stock selection and emphasizes a bottom-up approach to investing that seeks to identify securities of issuers which it believes are undervalued.

Process

The Sub-Adviser seeks to invest primarily in common stocks (including depositary receipts) of companies of any size from a broad range of countries, which may include emerging market or developing countries. The Portfolio invests in at least three separate countries. The percentage of the Portfolio’s assets invested in particular geographic sectors will shift from time to time in accordance with the judgment of the Sub-Adviser. In addition, in selecting investments, the current Portfolio management team employs a bottom-up investment approach that is value driven and based on individual stock selection. In assessing investment opportunities, the Sub-Adviser seeks to identify securities of issuers that it believes are undervalued relative to their market values and other measurements of intrinsic worth, with an emphasis on cash flow and company assets. Securities which appear undervalued according to these criteria are then subjected to in-depth fundamental analysis. The Sub-Adviser generally considers selling a portfolio security when it determines that the holding no longer satisfies some or all of its investment criteria.

The Portfolio may invest up to 10% of its net assets in REITs.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Portfolio may use forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in equity securities issued by companies located in various countries around the world. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. Derivative instruments used by the Portfolio will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Risks

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in a portfolio of equity securities of issuers throughout the world. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example).

Investing in securities of small- and mid-sized companies involves greater risks than is customarily associated with investing in larger, more established companies. Often, the stocks of these companies, particularly small companies, may be more volatile and less liquid than the stocks of more established companies and may be subject to more abrupt and erratic price movements. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small- and mid-sized companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States.

In addition, the Portfolio’s investments in foreign issuers generally will be denominated in foreign currencies. As a result, changes in the value of a country’s

UIF Global Value Equity Portfolio

5

Global Value Equity Portfolio (Cont’d)

currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

The Portfolio may invest in REITs and foreign real estate companies, which are similar to entities organized and operated as REITs in the United States. REITs and foreign real estate companies pool investors’ funds for investment primarily in real estate properties or real estate related loans. REITs and foreign real estate companies generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs and/or foreign real estate companies. REITs and foreign real estate companies are more susceptible to risks associated with the ownership of real estate and the real estate industry in general. These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. In addition, REITs and foreign real estate companies depend upon specialized management skills, may not be diversified (which may increase the volatility of the REIT’s and/or foreign real estate company’s value), may have less trading volume and may be subject to more abrupt or erratic price movements than the overall securities market. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the “Code”). REITs are subject to the risk of failing to quality for tax-free pass-through of income under the Code. Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities. In addition, investments in REITs and foreign real estate companies may involve duplication of management fees and certain other expenses, as the Portfolio indirectly bears its proportionate share of any expenses paid by REITs and foreign real estate companies in which it invests.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Please see “Additional Risk Factors and Information” for further information about these and other risks of investing in the Portfolio.

UIF Global Value Equity Portfolio

6

Class I Prospectus

Risk Factors and Information

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Portfolio. The Portfolio’s investment practices and limitations are described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.

Equity Securities

Equity securities include common stock, preferred stock, convertible securities, depositary receipts, rights and warrants. The Portfolio may invest in equity securities that are publicly traded on securities exchanges or over the counter or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to sell and their value may fluctuate more dramatically than other securities. The prices of convertible securities are affected by changes similar to those of equity and fixed income securities. The value of a convertible security tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying equity security.

A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect the Portfolio’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

In connection with its investments in foreign securities, the Portfolio also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Portfolio may use cross currency hedging or proxy hedging with respect to currencies in which the Portfolio has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. Hedging the Portfolio’s currency risks involves the risk of mismatching the

UIF Global Value Equity Portfolio

7

Additional Risk Factors and Information (Cont’d)

Portfolio’s objectives under a forward or futures contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Portfolio’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts.

Emerging Market Risks

Emerging market or developing countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market or developing countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Foreign Currency

The Portfolio’s investments generally will be denominated in foreign currencies. The value of foreign currencies fluctuates relative to the value of the U.S. dollar. Since the Portfolio may invest in such non-U.S. dollar-denominated securities and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolios’ assets. The Sub-Adviser may use derivatives to reduce this risk. The Sub-Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Temporary Defensive Investments

When the Sub-Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities that may be inconsistent with its principal investment strategies for temporary defensive purposes. If the Sub-Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio’s performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover

Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs. The Portfolio may engage in frequent trading of securities to achieve its investment objective.

UIF Global Value Equity Portfolio

8

Class I Prospectus

Fund Management

Fund Management

Investment Adviser

The Investment Adviser is Morgan Stanley Investment Management Inc. The Adviser, with principal offices at 522 Fifth Avenue, New York, New York 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and the indirect parent of Morgan Stanley Distribution, Inc., the Fund’s distributor (the “Distributor”). Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2009, the Adviser, together with its affiliated asset management companies, had approximately $395.3 billion in assets under management or supervision.

Sub-Adviser

The Adviser has entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Limited, located at 25 Cabot Square, Canary Wharf, London E14 4QA, England. The Sub-Adviser is a wholly owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Portfolio with investment advisory services subject to the overall supervision of the Adviser and the Fund’s Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

Advisory Fee

The Adviser is entitled to receive an advisory fee at an annual percentage of the Portfolio’s average daily net assets as set forth in the table below:

Assets	Fee
First $1 billion	0.67%
From $1 billion to $1.5 billion	0.645%
From $1.5 billion to $2.5 billion	0.62%
From $2.5 billion to $3.5 billion	0.595%
From $3.5 billion to $4.5 billion	0.57%
More than $4.5 billion	0.545%

However, the Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 1.15% of its average daily net assets. For purposes of determining the amount of the advisory fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 1.15%. The fee waivers and/or expense reimbursements are expected to continue until such time as the Fund’s Board of Directors acts to discontinue such waivers and/or reimbursements when it deems that such action is appropriate.

For the fiscal year ended December 31, 2009, the Adviser received a fee for advisory services (net of fee waivers and/or expense reimbursements) equal to 0.62% of the Portfolio’s average daily net assets.

A discussion regarding the Board of Directors’ approval of the investment advisory agreement and the investment sub-advisory agreement is available in the Fund’s semi-annual report to shareholders for the period ended June 30, 2009.

The Adviser and/or the Distributor may pay compensation (out of their own funds and not as an expense of the Portfolio) to certain affiliated or unaffiliated brokers, dealers and/or certain insurance companies or other financial intermediaries or service providers in connection with the sale, distribution, marketing and/or retention of shares of the Portfolio and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of the Portfolio’s shares over other investment options. Any such payments will not change the net asset value or the price of the Portfolio’s shares. For more information, please see the Fund’s SAI.

Portfolio Management

The Portfolio’s assets are managed by members of the Global All Cap Value team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Nathalie Degans and Jean Beaubois.

Ms. Degans has been associated with the Sub-Adviser in an investment management capacity since 1993. Mr. Beaubois has been associated with the Sub-Adviser in an investment management capacity since 2003.

UIF Global Value Equity Portfolio

9

Fund Management (Cont’d)

The Fund’s SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Portfolio.

The composition of the team may change from time to time.

UIF Global Value Equity Portfolio

10

Class I Prospectus

Shareholder Information

Shareholder Information

Share Class

This Prospectus offers Class I shares of the Global Value Equity Portfolio. The Fund does not currently offer Class II shares but may do so in the future. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For additional information about the availability of Class II shares of the Portfolio, contact your insurance company or qualified pension or retirement plan.

Purchasing and Selling Portfolio Shares

Shares are offered on each day that the New York Stock Exchange (the “NYSE”) is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

There are no known disadvantages to variable product contract owners or qualified plan participants arising out of the fact that the Portfolio offers its shares to separate accounts of various insurance companies that offer variable annuity and variable life insurance products and various other entities under qualified pension and retirement plans. Nevertheless, the Board of Directors that oversees the Portfolio intends to monitor events to identify any material irreconcilable conflicts that may possibly arise due to these arrangements and to determine what action, if any, should be taken in response.

Pricing of Portfolio Shares

The price per share will be the NAV per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share’s portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.

About Net Asset Value

The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio’s investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, the value for those securities will be determined in good faith at fair value using methods approved by the Board of Directors. In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (for example, a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Fund’s Board of Directors. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer-specific development which is likely to have changed the value of the security. In these cases, the Portfolio’s NAV will reflect certain portfolio securities’ fair value rather than their market price. To the extent the Portfolio invests in open-end management companies that are registered under the Investment Company Act of 1940, as amended, the Portfolio’s NAV is calculated based upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

The NAV of Class I shares will differ from that of other classes because of class-specific expenses that each class may pay.

UIF Global Value Equity Portfolio

11

Shareholder Information (cont’d)

Dividends and Distributions

The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor’s tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners or qualified plan participants is referred to as “market-timing” or “short-term trading” and may present risks for other contract owners or participants with long-term interests in the Portfolio, which may include, among other things, dilution in the value of the Portfolio’s shares indirectly held by contract owners or participants with long term interests in the Portfolio, interference with the efficient management of the Portfolio, increased brokerage and administrative costs and forcing the Portfolio to hold excess levels of cash.

In addition, the Portfolio is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Portfolio’s securities trade and the time as of which the Portfolio’s NAV is calculated (“time-zone arbitrage”). For example, a market-timer may submit instructions for the purchase of shares of the Portfolio based on events occurring after foreign market closing prices are established, but before the Portfolio’s NAV calculation that are likely to result in higher prices in foreign markets the following day. The market-timer would submit instructions to redeem the Portfolio’s shares the next day when the Portfolio’s share price would reflect the increased prices in foreign markets for a quick profit at the expense of contract owners or participants with long-term interests in the Portfolio.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price-arbitrage”). The Portfolio’s policies with respect to valuing portfolio securities are described above in “About Net Asset Value.”

The Fund’s Board of Directors has adopted policies and procedures to discourage frequent purchases and redemptions of Portfolio shares by Portfolio shareholders. Insurance companies or qualified plans generally do not provide specific contract owner or plan participant transaction instructions to the Portfolio on an ongoing basis. Therefore, to some extent, the Portfolio relies on the insurance companies and qualified plans to monitor frequent short-term trading by contract owners. However, the Portfolio has entered into agreements with insurance companies and qualified plans whereby the insurance companies and qualified plans are required to provide certain contract owner identification and transaction information upon the Portfolio’s request. The Portfolio may use this information to help identify and prevent market-timing activity in the Portfolio. There can be no assurance that the Portfolio will be able to identify or prevent all market-timing activity.

If the Portfolio identifies suspected market-timing activity, the insurance company or qualified plan will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners or participants). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to

UIF Global Value Equity Portfolio

12

Class I Prospectus

Shareholder Information

Shareholder Information (cont’d)

implement remedial steps to prevent market-timing activity in the Portfolio. If the insurance company or qualified plan is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners or participants may be able to engage in frequent trading to the detriment of contract owners or participants with long-term interests in the Portfolio. If the insurance company or qualified plan refuses to take remedial action, or takes action that the Portfolio deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company or qualified plan.

Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s securities is available in the Fund’s SAI.

UIF Global Value Equity Portfolio

13

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Portfolio’s Class I shares for the past five fiscal years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower. The information has been audited by Ernst & Young LLP an independent registered public accounting firm. Ernst & Young LLP’s unqualified report appears in the Portfolio’s Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and the Portfolio’s financial statements, as well as the SAI, are available at no cost from the Portfolio at the toll free number noted on the back cover to this Prospectus or from your insurance company.

	Year Ended December 31,
	2009		2008	2007	2006	2005
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$6.75		$16.46	$16.99	$14.87	$14.30
Income (Loss) From Investment Operations
Net Investment Income#	0.22		0.30	0.25	0.24	0.23
Net Realized and Unrealized Gain (Loss) on Investments	0.77		(5.71)	0.94	2.78	0.59
Total From Investment Operations	0.99		(5.41)	1.19	3.02	0.82
Distributions from and/or in Excess of:
Net Investment Income	(0.50)		(0.35)	(0.33)	(0.26)	(0.15)
Net Realized Gain	–		(3.95)	(1.39)	(0.64)	(0.10)
Total Distributions	(0.50)		(4.30)	(1.72)	(0.90)	(0.25)
Net Asset Value, End of Period	$7.24		$6.75	$16.46	$16.99	$14.87
Total Return±	15.99%		(40.15)%	6.64%	21.21%	5.83%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$45,972		$48,610	$107,470	$151,300	$133,950
Ratio of Expenses to Average Net Assets(1)	1.15	%+	1.11%+	1.00%+	1.05%	1.02%
Ratio of Net Investment Income to Average Net Assets(1)	3.33	%+	2.69%+	1.47%+	1.53%	1.60%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§	0.00%§	0.00%§	N/A	N/A
Portfolio Turnover Rate	79%		93%	36%	29%	26%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	1.20	%+	N/A	N/A	N/A	N/A
Net Investment Income to Average Net Assets	3.28	%+	N/A	N/A	N/A	N/A
#	Per share amount is based on average shares outstanding.
±	Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.
+	The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.
§	Amount is less than 0.005%.

UIF Global Value Equity Portfolio

14

Where to Find Additional Information

Statement of Additional Information

In addition to this Prospectus, the Fund has a SAI, dated April 30, 2010, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio’s investments. In the Fund’s shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio’s performance during that period.

For additional Fund information, including information regarding the investments comprising the Portfolio, and to make shareholder inquiries, please call 1-800-281-2715 or contact your insurance company.

You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company or on our web site at www.morganstanley.com/im.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission’s Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-551-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission’s web site at http://www.sec.gov; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund’s Investment Company Act registration number is 811-7607.

Class I Prospectus

April 30, 2010

The Universal Institutional Funds, Inc.

High Yield Portfolio

Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of high yield securities.

Investment Adviser

Morgan Stanley Investment Management Inc.

The Universal Institutional Funds, Inc. (the “Fund”) is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.

The Securities and Exchange Commission (the “Commission”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Ticker Symbol: UHYPX

Class I Prospectus

Portfolio Summary

Portfolio Summary

High Yield Portfolio

Objective

The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of high yield securities.

Fees and Expenses of the Portfolio (Class I)

The table below describes the fees and expenses that you may pay if you buy and hold the classes of shares that may be offered by the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Portfolio Operating Expenses would be higher.

Annual Portfolio Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Advisory Fees	0.42%
Distribution (12b-1) Fee	None
Other Expenses	0.40%
Acquired Fund Fees & Expenses*	0.01%
Total Annual Portfolio Operating Expenses	0.83%
Fee Waiver and/or Expense Reimbursement**	0.03%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.80%

*	The Portfolio may invest a portion of its assets in other investment companies (the “Acquired Funds”). The Portfolio’s shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Portfolio invests. “Acquired Fund Fees & Expenses” in the table is an estimate of those expenses. The estimate is based upon the average allocation of the Portfolio’s investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds (including any current waivers and expense limitations) for the fiscal year ended December 31, 2009. Actual Acquired Fund expenses incurred by the Portfolio may vary with changes in the allocation of Portfolio assets among the Acquired Funds and with other events that directly affect the expenses of the Acquired Funds. Since “Acquired Fund Fees & Expenses” are not directly borne by the Portfolio, they are not reflected in the Portfolio’s financial statements, with the result that the information presented in the table will differ from that presented in the Financial Highlights.

**	The Portfolio’s adviser, Morgan Stanley Investment Management Inc. (the “Adviser”), has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed), will not exceed 0.80%. The fee waivers and/or expense reimbursements are expected to continue until such time as the Fund’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate. The expenses of the Acquired Funds are not taken into account when calculating the fee waivers and/or expense reimbursements.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be equal to the amounts reflected in the table below.

	1 Year	3 Years	5 Years	10 Years
High Yield Portfolio	$82	$255	$444	$990

Portfolio Turnover

The Portfolio pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 78% of the average value of its portfolio.

Principal Investment Strategies

The Adviser invests primarily in high yield securities (commonly referred to as “junk bonds”). High yield securities are fixed-income securities rated below Baa by Moody’s Investors Service, Inc. (“Moody’s”) or below BBB by Standard & Poor’s Rating Group, a division of The McGraw-Hill Companies, Inc. (“S&P”), or, if unrated, considered by the Adviser to be of equivalent quality. The Portfolio also may invest in investment grade fixed income securities, including U.S. Government securities, corporate bonds and mortgage securities. The Portfolio may invest in securities of foreign issuers, including issuers located in emerging market or developing countries. The securities in which the Portfolio may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars. The Portfolio will

UIF High Yield Portfolio	1

High Yield Portfolio (Cont’d)

ordinarily seek to maintain an average weighted maturity in excess of five years, although there is no minimum or maximum maturity for any individual security. The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Portfolio’s use of derivatives may involve the purchase and sale of derivative instruments such as swaps and other related instruments and techniques. The Portfolio may use forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in high yield securities. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. Derivative instruments used by the Portfolio will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Principal Risks

An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Portfolio’s principal investment strategies are subject to the following principal risks:

• High Yield Securities (“Junk Bonds”). High yield securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy, or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest.

Changes in the value of high yield securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Prices of fixed income securities generally will move in correlation to changes in an issuer’s credit rating and inversely to movements in interest rates. The Portfolio’s investments in high yield securities expose it to a substantial degree of credit risk. These investments are considered speculative under traditional investment standards. Prices of high yield securities will rise and fall primarily in response to actual or perceived changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity and sudden and substantial decreases in price.

• Foreign and Emerging Market Securities. Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. The Portfolio’s investments may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

2	UIF High Yield Portfolio

Class I Prospectus

Portfolio Summary

High Yield Portfolio (Cont’d)

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares year-by-year and by showing how the Portfolio’s Class I shares’ average annual returns for the past one, five and ten year periods compare with those of an index of similar securities over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future. Updated performance information is available on the Fund’s website at www.morganstanley.com/im.

Annual Total Returns—Calendar Years (Class I)

Commenced operations on January 2, 1997

High Quarter	04/09 - 06/09	16.65%
Low Quarter	10/08 - 12/08	-13.55%

Average Annual Total Return (Class I)

(for the calendar periods ended December 31, 2009)

	High Yield Portfolio	Barclays Capital U.S. Corporate High Yield- 2% Issuer Cap Index*
Past One Year	42.08%	58.76%
Past Five Years	4.59%	6.49%
Past Ten Years	3.15%	6.87%

*	The Barclays Capital U.S. Corporate High Yield—2% Issuer Cap Index is the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Securities are classified as high-yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The Index excludes emerging markets debt. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Investment Adviser

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Taxable High Yield team manages the Portfolio. Information about the current members of the Taxable High Yield team jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing the Portfolio
Dennis M. Schaney	Managing Director	October 2008
Andrew Findling	Executive Director	October 2008

Purchase and Sale of Portfolio Shares

This Prospectus offers Class I shares of the High Yield Portfolio. The Fund also offers Class II shares of the Portfolio through a separate Prospectus. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Fund shares will be sold at the net asset value (“NAV”) next determined after we receive your redemption request.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the “Shareholder Information—Purchasing and Selling Portfolio Shares” section of this Prospectus.

UIF High Yield Portfolio	3

High Yield Portfolio (Cont’d)

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

For more information, please refer to the “Shareholder Information—Taxes” section of the Prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), which may be affiliated or unaffiliated with the Adviser, the Adviser and/or the Portfolio’s distributor may pay (out of their own funds and not as an expense of the Portfolio) the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

4	UIF High Yield Portfolio

Class I Prospectus

Details of the Portfolio

Details of the Portfolio

High Yield Portfolio

Objective

The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of high yield securities.

Approach

The Adviser invests primarily in high yield securities (commonly referred to as “junk bonds”). High yield securities are fixed-income securities rated below Baa by Moody’s Investors Service, Inc. (“Moody’s”) or below BBB by Standard & Poor’s Rating Group, a division of The McGraw-Hill Companies, Inc. (“S&P”), or, if unrated, considered by the Adviser to be of equivalent quality. The Portfolio also may invest in investment grade fixed income securities, including U.S. Government securities, corporate bonds and mortgage securities. The Portfolio may invest in securities of foreign issuers, including issuers located in emerging market or developing countries. The securities in which the Portfolio may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars. The Portfolio will ordinarily seek to maintain an average weighted maturity in excess of five years, although there is no minimum or maximum maturity for any individual security. The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Portfolio’s use of derivatives may involve the purchase and sale of derivative instruments such as swaps and other related instruments and techniques. The Portfolio may also invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis (“TBAs”). The Portfolio may invest in public bank loans made by banks or other financial institutions. These public bank loans may be rated investment grade or below investment grade.

Process

The Adviser uses equity and fixed income valuation techniques, together with analyses of economic and industry trends, to determine the Portfolio’s overall structure, sector allocation and desired maturity. The Adviser emphasizes securities of companies that it believes have strong industry positions and favorable outlooks for cash flow and asset values. The Adviser conducts a credit analysis for each security considered for investment to evaluate its attractiveness relative to the level of risk it presents. The Portfolio seeks to maintain a high level of diversification to minimize its exposure to the risks associated with any particular issuer. The Adviser may sell securities or exit positions when it believes that expected risk-adjusted return is low compared to other investment opportunities.

Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in high yield securities. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. Derivative instruments used by the Portfolio will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Risks

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks associated with high yield securities. High yield securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy, or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest.

Changes in the value of high yield securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Prices of fixed income securities generally will move in correlation to changes in an issuer’s credit rating and inversely to movements in interest rates. The Portfolio’s investments in high yield securities expose it to a substantial degree of credit risk. These investments are considered speculative under traditional investment standards. Prices of high yield securities will rise and fall primarily in response to actual or perceived changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High yield securities may experience

UIF High Yield Portfolio	5

Details of the Portfolio

High Yield Portfolio (Cont’d)

reduced liquidity and sudden and substantial decreases in price.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States.

The Portfolio’s investments may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Please see “Additional Risk Factors and Information” for further information about these and other risks of investing in the Portfolio.

6	UIF High Yield Portfolio

Class I Prospectus

Additional Risk Factors and Information

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Portfolio. The Portfolio’s investment practices and limitations are described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.

Fixed Income Securities

A portion of the Portfolio’s assets may be invested in investment grade fixed income securities. Fixed income securities generally are subject to risks related to changes in interest rates, changes in the general level of spreads between U.S. Treasury and non-Treasury securities and in the financial health or credit rating of the issuers. The value of a fixed income security typically moves in the opposite direction of prevailing interest rates: if rates rise, the value of a fixed income security falls; if rates fall, the value increases. The maturity and duration of a fixed income instrument also affect the extent to which the price of the security will change in response to these and other factors. Longer term securities tend to experience larger changes than shorter term securities because they are more sensitive to changes in interest rates or in the credit ratings of the issuers. The average duration of a fixed income portfolio measures its exposure to the risk of changing interest rates. A Portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates as compared to a portfolio with a higher duration. Certain types of fixed income securities, such as inverse floaters, are designed to respond differently to changes in interest rates. Securities with greater spread durations are likely to be more sensitive to changes in spreads between U.S. Treasury and non-Treasury securities, generally making them more volatile than securities with lesser spread durations. Spread duration measures the change in the value of a security (or portfolio) for a given change in the interest rate spread (difference) between Treasury and non-Treasury securities.

Public Bank Loans

Public bank loans are privately negotiated loans for which information about the issuer has been made publicly available. Public bank loans are not registered under the Securities Act of 1933 and are not publicly traded. Bank loans are usually second lien loans, which are lower in priority to senior loans, but have seniority in a company’s capital structure to other liabilities, so that the company is required to pay down these second lien loans prior to other lower-ranked claims on their assets. Bank loans normally pay interest at floating rates, and as a result, may protect investors from increases in interest rates.

Certain public bank loans are illiquid, meaning the Portfolio may not be able to sell them quickly at a fair price. Illiquid securities are also difficult to value. To the extent a bank loan has been deemed illiquid, it will be subject to the Portfolio’s restrictions on investment in illiquid securities. The secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Bank loans are subject to the risk of default in the payment of interest or principal on a loan, which will result in a reduction of income to the Portfolio, and a potential decrease in the Portfolio’s net asset value. The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. Bank loans that are rated below investment grade share the same risks of other below investment grade securities. Because public bank loans usually rank lower in priority of payment to senior loans, they present a greater degree of investment risk due to the fact that the cash flow or other property of the borrower securing the bank loan may be insufficient to meet scheduled payments after meeting the payment obligations of the senior secured obligations of the borrower. These bank loans may exhibit greater price volatility as well.

Derivatives and Other Investments

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Portfolio may use forward foreign currency exchange contracts, which are also

UIF High Yield Portfolio	7

Additional Risk Factors and Information (Cont’d)

derivatives, in connection with its investments in foreign securities.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio’s investment objective, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Portfolio may principally use include swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected.

The Portfolio’s use of swaps may include those based on the credit of an underlying security and commonly referred to as “credit default swaps.” Where the Portfolio is the buyer of a credit default swap contract, it would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default by a third party on the debt obligation. If no default occurs, the Portfolio would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation.

Other derivatives instruments and techniques that the Portfolio may use include the following:

Commercial Mortgage-Backed Securities (“CMBS”). CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of their remaining principal balance or “balloon” is due and is repaid through the attainment of an additional loan or sale of the property. An extension of a final payment on commercial mortgages will increase the average life of the CMBS, generally resulting in lower yield for discount bonds and a higher yield for premium bonds.

CMBS are subject to credit risk and prepayment risk. Although prepayment risk is present, it is of a lesser degree in the CMBS than in the residential mortgage market; commercial real estate property loans often

8	UIF High Yield Portfolio

Class I Prospectus

Additional Investment Information

Additional Risk Factors and Information (Cont’d)

contain provisions which substantially reduce the likelihood that such securities will be prepaid (e.g., significant prepayment penalties on loans and, in some cases, prohibition on principal payments for several years following origination).

Structured Investments. The Portfolio also may invest a portion of its assets in structured notes and other types of structured investments. A structured note is a derivative security for which the amount of principal repayment and/or interest payments is based on the movement of one or more “factors.” These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate or LIBOR), referenced bonds and stock indices. Investments in structured notes involve risks including interest rate risk, credit risk and market risk. Changes in interest rates and movement of the factor may cause significant price fluctuations and changes in the reference factor may cause the interest rate on the structured note to be reduced to zero and any further changes in the reference factor may then reduce the principal amount payable on maturity. Other types of structured investments include interests in entities organized and operated for the purpose of restructuring the investment characteristics of underlying investment interests or securities. These investment entities may be structured as trusts or other types of pooled investment vehicles.

Holders of structured investments bear risks of the underlying investment and are subject to counterparty risk. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Portfolio’s illiquidity to the extent that the Portfolio, at a particular point in time, may be unable to find qualified buyers for these securities.

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect the Portfolio’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States. In connection with its investments in foreign securities, the Portfolio also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency.

The Portfolio may invest in debt obligations known as “sovereign debt,” which are obligations of governmental issuers in emerging market or developing countries and industrialized countries. Certain emerging market or developing countries are among the largest debtors to commercial banks and foreign governments. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when due in accordance with the terms of such obligations.

Foreign Currency

The Portfolio’s investments may be denominated in foreign currencies. The value of foreign currencies fluctuates relative to the value of the U.S. dollar. Since the Portfolio may invest in such non-U.S. dollar-denominated securities and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolio’s assets. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

UIF High Yield Portfolio	9

Additional Risk Factors and Information (Cont’d)

Emerging Market Risks

Emerging market or developing countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market or developing countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Mortgage Securities

Mortgage securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase and its market price will decrease. When interest rates fall, however, mortgage securities may not gain as much in market value because additional mortgage prepayments must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage securities and, therefore, to assess the volatility risk of that portfolio. Rates of prepayment faster or slower than anticipated by the Adviser could result in reduced yields, increased volatility and/or reductions in net asset value.

The Portfolio may invest in mortgage securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities. These securities are either direct obligations of the U.S. government or the issuing agency or instrumentality has the right to borrow from the U.S. Treasury to meet its obligations although the U.S. Treasury is not legally required to extend credit to the agency or instrumentality. Certain of these mortgage securities purchased by the Portfolio, such as those issued by the Government National Mortgage Association and the Federal Housing Administration, are backed by the full faith and credit of the United States. Other of these mortgage securities purchased by the Portfolio, such as those issued by the Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”), are not backed by the full faith and credit of the United States and there is a risk that the U.S. government will not provide financial support to these agencies if it is not obligated to do so by law. In September 2008, the U.S. Treasury Department announced that the government would be taking over Fannie Mae and Freddie Mac and placing the companies into a conservatorship. In addition, the U.S. Treasury announced additional steps that it intended to take with respect to the debt and mortgage-based securities issued by Fannie Mae and Freddie Mac in order to support the conservatorship. No assurance can be given that these initiatives will be successful. The maximum potential liability of the issuers of some of the mortgage securities held by the Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. The Portfolio may invest in TBAs. Investments in TBAs may give rise to a form of leverage. Leverage may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Further, TBAs may cause the portfolio turnover rate to be higher.

To the extent the Portfolio invests in mortgage securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, the Portfolio may be subject to additional risks. Timely payment of interest and principal of non-governmental issuers are supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer. There can be no assurance that the private insurers can meet their obligations under the policies. An unexpectedly

10	UIF High Yield Portfolio

Class I Prospectus

Additional Investment Information

Additional Risk Factors and Information (Cont’d)

high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Portfolio. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages.

Equity Securities

The Portfolio may invest, to a limited extent, in equity securities. Equity securities include common stock, preferred stock, convertible securities, depositary receipts, rights and warrants. The Portfolio may invest in equity securities that are publicly traded on securities exchanges or over the counter or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to sell and their value may fluctuate more dramatically than other securities. The prices of convertible securities are affected by changes similar to those of equity and fixed income securities. The value of a convertible security tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying equity security.

A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Temporary Defensive Investments

When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities that may be inconsistent with its principal investment strategies for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio’s performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover

Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs. The Portfolio may engage in frequent trading of securities to achieve its investment objective.

UIF High Yield Portfolio	11

Fund Management

Investment Adviser

The Investment Adviser is Morgan Stanley Investment Management Inc. The Adviser, with principal offices at 522 Fifth Avenue, New York, New York 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and the indirect parent of Morgan Stanley Distribution, Inc., the Fund’s distributor (the “Distributor”). Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2009, the Adviser, together with its affiliated asset management companies, had approximately $395.3 billion in assets under management or supervision.

Advisory Fee

The Adviser is entitled to receive an advisory fee at an annual percentage of the Portfolio’s average daily net assets as set forth in the table below:

Assets	Fee
First $500 million	0.42%
From $500 million to $750 million	0.345%
From $750 million to $1 billion	0.295%
From $1 billion to $2 billion	0.27%
From $2 billion to $3 billion	0.245%
More than $3 billion	0.22%

However, the Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 0.80% of its average daily net assets. For purposes of determining the amount of the advisory fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 0.80%. The fee waivers and/or expense reimbursements are expected to continue until such time as the Fund’s Board of Directors acts to discontinue such waivers and/or reimbursements when it deems that such action is appropriate.

For the fiscal year ended December 31, 2009, the Adviser received a fee for advisory services (net of fee waivers and/or expense reimbursements) equal to 0.39% of the Portfolio’s average daily net assets.

A discussion regarding the Board of Directors’ approval of the investment advisory agreement is available in the Fund’s semi-annual report to shareholders for the period ended June 30, 2009.

The Adviser and/or the Distributor may pay compensation (out of their own funds and not as an expense of the Portfolio) to certain affiliated or unaffiliated brokers, dealers and/or certain insurance companies or other financial intermediaries or service providers in connection with the sale, distribution, marketing and/or retention of shares of the Portfolio and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of the Portfolio’s shares over other investment options. Any such payments will not change the net asset value or the price of the Portfolio’s shares. For more information, please see the Fund’s SAI.

Portfolio Management

The Portfolio’s assets are managed by members of the Taxable High Yield team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Dennis M. Schaney and Andrew Findling.

Mr. Schaney has been associated with the Adviser in an investment management capacity since September 2008. Prior to September 2008, Mr. Schaney served as Global Head of Fixed Income at Credit Suisse Asset Management (October, 2003 to April, 2007) and, prior to that, as Head of Leveraged Finance at BlackRock, Inc. (January, 1998 to October, 2003). Mr. Findling has been associated with the Adviser in an investment management capacity since October 2008. Prior to October 2008, Mr. Findling was associated with Raven Asset Management as Head Trader (July, 2005 to September, 2008), and, prior to that, was associated with the High Yield team at BlackRock, Inc. in various capacities including portfolio manager and trader (2003-2004), assistant portfolio manager and trader (2002-2003), and assistant trader (2000-2002).

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Class I Prospectus

Fund Management

Fund Management (Cont’d)

Mr. Schaney is the lead portfolio manager of the Portfolio. All team members are responsible for the execution of the overall strategy of the Portfolio.

The Fund’s SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Portfolio.

The composition of the team may change from time to time.

UIF High Yield Portfolio	13

Shareholder Information

Share Class

This Prospectus offers Class I shares of the High Yield Portfolio. The Fund also offers Class II shares of the Portfolio through a separate Prospectus. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Purchasing and Selling Portfolio Shares

Shares are offered on each day that the New York Stock Exchange (the “NYSE”) is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

There are no known disadvantages to variable product contract owners or qualified plan participants arising out of the fact that the Portfolio offers its shares to separate accounts of various insurance companies that offer variable annuity and variable life insurance products and various other entities under qualified pension and retirement plans. Nevertheless, the Board of Directors that oversees the Portfolio intends to monitor events to identify any material irreconcilable conflicts that may possibly arise due to these arrangements and to determine what action, if any, should be taken in response.

Pricing of Portfolio Shares

The price per share will be the NAV per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share’s portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.

About Net Asset Value

The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio’s investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, the value for those securities will be determined in good faith at fair value using methods approved by the Board of Directors. In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (for example, a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Fund’s Board of Directors. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer-specific development which is likely to have changed the value of the security. In these cases, the Portfolio’s NAV will reflect certain portfolio securities’ fair value rather than their market price. To the extent the Portfolio invests in open-end management companies that are registered under the Investment Company Act of 1940, as amended, the Portfolio’s NAV is calculated based upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

The NAV of Class I shares will differ from that of other classes because of class-specific expenses that each class may pay.

Dividends and Distributions

The Portfolio distributes its net investment income, if any, at least annually as dividends and makes dis-

14	UIF High Yield Portfolio

Class I Prospectus

Shareholder Information

Shareholder Information (Cont’d)

tributions of its net realized capital gains, if any, at least annually.

Taxes

The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor’s tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners or qualified plan participants is referred to as “market-timing” or “short-term trading” and may present risks for other contract owners or participants with long-term interests in the Portfolio, which may include, among other things, dilution in the value of the Portfolio’s shares indirectly held by contract owners or participants with long-term interests in the Portfolio, interference with the efficient management of the Portfolio, increased brokerage and administrative costs and forcing the Portfolio to hold excess levels of cash.

In addition, the Portfolio is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Portfolio’s securities trade and the time as of which the Portfolio’s NAV is calculated (“time-zone arbitrage”). For example, a market-timer may submit instructions for the purchase of shares of the Portfolio based on events occurring after foreign market closing prices are established, but before the Portfolio’s NAV calculation that are likely to result in higher prices in foreign markets the following day. The market-timer would submit instructions to redeem the Portfolio’s shares the next day when the Portfolio’s share price would reflect the increased prices in foreign markets for a quick profit at the expense of contract owners or participants with long-term interests in the Portfolio.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price-arbitrage”). Investments in certain fixed income securities, such as high yield bonds, may be adversely affected by price arbitrage trading strategies. The Portfolio’s policies with respect to valuing portfolio securities are described above in “About Net Asset Value.”

The Fund’s Board of Directors has adopted policies and procedures to discourage frequent purchases and redemptions of Portfolio shares by Portfolio shareholders. Insurance companies or qualified plans generally do not provide specific contract owner or plan participant transaction instructions to the Portfolio on an ongoing basis. Therefore, to some extent, the Portfolio relies on the insurance companies and qualified plans to monitor frequent short-term trading by contract owners. However, the Portfolio has entered into agreements with insurance companies and qualified plans whereby the insurance companies and qualified plans are required to provide certain contract owner identification and transaction information upon the Portfolio’s request. The Portfolio may use this information to help identify and prevent market-timing activity in the Portfolio. There can be no assurance that the Portfolio will be able to identify or prevent all market-timing activity.

If the Portfolio identifies suspected market-timing activity, the insurance company or qualified plan will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners or participants). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to implement remedial steps to prevent market-timing

UIF High Yield Portfolio	15

Shareholder Information (Cont’d)

activity in the Portfolio. If the insurance company or qualified plan is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners or participants may be able to engage in frequent trading to the detriment of contract owners or participants with long-term interests in the Portfolio. If the insurance company or qualified plan refuses to take remedial action, or takes action that the Portfolio deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company or qualified plan.

Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s securities is available in the Fund’s SAI.

16	UIF High Yield Portfolio

Class I Prospectus

Financial Highlights

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Portfolio’s Class I shares for the past five fiscal years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower. The information has been audited by Ernst & Young LLP, an independent registered public accounting firm. Ernst & Young LLP’s unqualified report appears in the Portfolio’s Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and the Portfolio’s financial statements, as well as the SAI, are available at no cost from the Portfolio at the toll free number noted on the back cover to this Prospectus or from your insurance company.

	Year Ended December 31,
	2009		2008	2007		2006	2005
Selected Per Share Data and Ratios*
Net Asset Value, Beginning of Period	$9.03		$12.89	$13.55		$13.59	$14.56
Income (Loss) from Investment Operations
Net Investment Income#	0.99		1.01	1.01		0.96	1.00
Net Realized and Unrealized Gain (Loss) on Investments	2.68		(3.77)	(0.46)		(0.43)	(0.87)
Total From Investment Operations	3.67		(2.76)	0.55		0.53	0.13
Distributions from and/or in Excess of:
Net Investment Income	(0.93)		(1.10)	(1.21)		(0.57)	(1.10)
Net Asset Value, End of Period	$11.77		$9.03	$12.89		$13.55	$13.59
Total Return±	42.08%		(22.86)%	4.01%		8.62%	1.06%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$38,871		$28,504	$41,546		$52,962	$58,480
Ratio of Expenses to Average Net Assets(1)	0.79	%+	0.79%+	0.80	%+	0.80%	0.80%
Ratio of Net Investment Income to Average Net Assets(1)	9.46	%+	8.93%+	7.56	%+	7.13%	7.16%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01%		0.01%	0.00	%§	N/A	N/A
Portfolio Turnover Rate	78%		50%	32%		26%	65%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	0.82	%+	0.94%+	0.81	%+	0.87%	0.86%
Net Investment Income to Average Net Assets	9.43	%+	8.78%+	7.55	%+	7.06%	7.10%
*	On November 13, 2006, the Portfolio effected a reverse stock split as described in the Notes to Financial Statements. Per share data prior to this date has been restated to give effect to the reverse stock split.
#	Per share amount is based on average shares outstanding.
±	Calculated based on the net asset value as of the last business day of the period. Performance shown does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.
+	The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.
§	Amount is less than 0.005%.

UIF High Yield Portfolio	17

Where to Find Additional Information

Statement of Additional Information

In addition to this Prospectus, the Fund has a SAI, dated April 30, 2010, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio’s investments. In the Fund’s shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio’s performance during that period.

For additional Fund information, including information regarding the investments comprising the Portfolio, and to make shareholder inquiries, please call 1-800-281-2715 or contact your insurance company.

You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company or on our web site at www.morganstanley.com/im.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission’s Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-551-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission’s web site at http://www.sec.gov; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund’s Investment Company Act registration number is 811-7607.

Class II Prospectus

April 30, 2010

The Universal Institutional Funds, Inc.

High Yield Portfolio (inoperative class)

Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of high yield securities.

Investment Adviser

Morgan Stanley Investment Management Inc.

The Universal Institutional Funds, Inc. (the “Fund”) is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.

The Securities and Exchange Commission (the “Commission”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Class II Prospectus

Portfolio Summary

Portfolio Summary

High Yield Portfolio

Objective

The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of high yield securities.

Fees and Expenses of the Portfolio (Class II)

The table below describes the fees and expenses that you may pay if you buy and hold the classes of shares that may be offered by the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Portfolio Operating Expenses would be higher.

Annual Portfolio Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Advisory Fees	0.42%
Distribution (12b-1) Fee	0.35%
Other Expenses	0.40%
Acquired Fund Fees & Expenses*	0.01%
Total Annual Portfolio Operating Expenses	1.18%
Fee Waiver and/or Expense Reimbursement**	0.18%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%

The fees and expenses set forth above are estimates based upon the Portfolio’s Class I shares’ operations during the fiscal year ended December 31, 2009, except that such information has been restated to reflect the Class II shares’ 12b-1 fees.

*	The Portfolio may invest a portion of its assets in other investment companies (the “Acquired Funds”). The Portfolio’s shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Portfolio invests. “Acquired Fund Fees & Expenses” in the table is an estimate of those expenses. The estimate is based upon the average allocation of the Portfolio’s investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds (including any current waivers and expense limitations) for the fiscal year ended December 31, 2009. Actual Acquired Fund expenses incurred by the Portfolio may vary with changes in the allocation of Portfolio assets among the Acquired Funds and with other events that directly affect the expenses of the Acquired Funds. Since “Acquired Fund Fees & Expenses” are not directly borne by the Portfolio, they are not reflected in the Portfolio’s financial statements, with the result that the information presented in the table will differ from that presented in the Financial Highlights.

**	The Portfolio’s adviser, Morgan Stanley Investment Management Inc. (the “Adviser”), has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total
Annual Portfolio Operating Expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed) (but including any 12b-1 fee), will not exceed 1.00%. The fee waivers and/or expense reimbursements are expected to continue until such time as the Fund’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate. The expenses of the Acquired Funds are not taken into account when calculating the fee waivers and/or expense reimbursements.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be equal to the amounts reflected in the table below.

	1 Year	3 Years
High Yield Portfolio	$102	$318

Portfolio Turnover

The Portfolio pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 78% of the average value of its portfolio.

Principal Investment Strategies

The Adviser invests primarily in high yield securities (commonly referred to as “junk bonds”). High yield securities are fixed-income securities rated below Baa by Moody’s Investors Service, Inc. (“Moody’s”) or below BBB by Standard & Poor’s Rating Group, a division of The McGraw-Hill Companies, Inc. (“S&P”), or, if unrated, considered by the Adviser to be of equivalent quality. The Portfolio also may invest in investment grade fixed income securities, including U.S. Government securities, corporate bonds and

UIF High Yield Portfolio	1

High Yield Portfolio (Cont’d)

mortgage securities. The Portfolio may invest in securities of foreign issuers, including issuers located in emerging market or developing countries. The securities in which the Portfolio may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars. The Portfolio will ordinarily seek to maintain an average weighted maturity in excess of five years, although there is no minimum or maximum maturity for any individual security. The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Portfolio’s use of derivatives may involve the purchase and sale of derivative instruments such as swaps and other related instruments and techniques. The Portfolio may use forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in high yield securities. This policy may be changed, without shareholder approval; however, you would be notified in writing of any changes. Derivative instruments used by the Portfolio will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Principal Risks

An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Portfolio’s principal investment strategies are subject to the following principal risks:

• High Yield Securities (“Junk Bonds”). High yield securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest.

Changes in the value of high yield securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Prices of fixed income securities generally will move in correlation to changes in an issuer’s credit rating and inversely to movements in interest rates. The Portfolio’s investments in high yield securities expose it to a substantial degree of credit risk. These investments are considered speculative under traditional investment standards. Prices of high yield securities will rise and fall primarily in response to actual or perceived changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity and sudden and substantial decreases in price.

• Foreign and Emerging Market Securities. Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. The Portfolio’s investments may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a

2	UIF High Yield Portfolio

Class II Prospectus

Portfolio Summary

High Yield Portfolio (Cont’d)

form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares year-by-year and by showing how the Portfolio’s Class I shares’ average annual returns for the past one, five and ten year periods compare with those of an index of similar securities over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future. Updated performance information is available on the Fund’s website at www.morganstanley.com/im.

Annual Total Returns—Calendar Years (Class I)*

Commenced operations on January 2, 1997

High Quarter	04/09 - 06/09	16.65%
Low Quarter	10/08 - 12/08	-13.55%

Average Annual Total Return (Class I)*

(for the calendar periods ended December 31, 2009)

	High Yield Portfolio	Barclays Capital U.S. Corporate High Yield - 2% Issuer Cap Index**
Past One Year	42.08%	58.76%
Past Five Years	4.59%	6.49%
Past Ten Years	3.15%	6.87%

*	As of December 31, 2009, the Fund had not commenced offering Class II shares of the Portfolio. The returns noted above are for a class of shares, Class I, that is not offered by this Prospectus. The returns for Class II shares would be lower than the returns for Class I shares due to the imposition of a 12b-1 fee on Class II shares.

**	The Barclays Capital U.S. Corporate High Yield—2% Issuer Cap Index is the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Securities are classified as high-yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The Index excludes emerging markets debt. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

The Adviser may invest in certain instruments, such as derivatives, and may use certain techniques, such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so. The Adviser may use derivatives for other purposes, such as gaining exposure to foreign markets.

Investments in structured investments, structured notes and other types of similarly structured products involve risks, including interest rate risk, credit risk, market risk and other associated risks.

Investment Adviser

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Taxable High Yield team manages the Portfolio. Information about the current members of the Taxable High Yield team jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing the Portfolio
Dennis M. Schaney	Managing Director	October 2008
Andrew Findling	Executive Director	October 2008

Purchase and Sale of Portfolio Shares

This Prospectus offers Class II shares of the High Yield Portfolio. The Portfolio also offers Class I shares of the Portfolio through a separate Prospectus. Class I shares are subject to lower expenses, but may not be available through your insurance company. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Fund shares will be sold at the net asset value (“NAV”) next determined after we receive your redemption request.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract

UIF High Yield Portfolio	3

High Yield Portfolio (Cont’d)

premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the “Shareholder Information—Purchasing and Selling Portfolio Shares” section of this Prospectus.

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

For more information, please refer to the “Shareholder Information—Taxes” section of the Prospectus.

Payments to Broker-Dealers and Other Financial

Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), which may be affiliated or unaffiliated with the Adviser, the Adviser and/or the Portfolio’s distributor may pay (out of their own funds and not as an expense of the Portfolio) the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

4	UIF High Yield Portfolio

Class II Prospectus

Portfolio

Details of the Portfolio

High Yield Portfolio (Cont’d)

Objective

The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of high yield securities.

Approach

The Adviser invests primarily in high yield securities (commonly referred to as “junk bonds”). High yield securities are fixed-income securities rated below Baa by Moody’s Investors Service, Inc. (“Moody’s”) or below BBB by Standard & Poor’s Rating Group, a division of The McGraw-Hill Companies, Inc. (“S&P”), or, if unrated, considered by the Adviser to be of equivalent quality. The Portfolio also may invest in investment grade fixed income securities, including U.S. Government securities, corporate bonds and mortgage securities. The Portfolio may invest in securities of foreign issuers, including issuers located in emerging market or developing countries. The securities in which the Portfolio may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars. The Portfolio will ordinarily seek to maintain an average weighted maturity in excess of five years, although there is no minimum or maximum maturity for any individual security. The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Portfolio’s use of derivatives may involve the purchase and sale of derivative instruments such as swaps and other related instruments and techniques. The Portfolio may also invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis (“TBAs”). The Portfolio may invest in public bank loans made by banks or other financial institutions. These public bank loans may be rated investment grade or below investment grade.

Process

The Adviser uses equity and fixed income valuation techniques, together with analyses of economic and industry trends, to determine the Portfolio’s overall structure, sector allocation and desired maturity. The Adviser emphasizes securities of companies that it believes have strong industry positions and favorable outlooks for cash flow and asset values. The Adviser conducts a credit analysis for each security considered for investment to evaluate its attractiveness relative to the level of risk it presents. The Portfolio seeks to maintain a high level of diversification to minimize its exposure to the risks associated with any particular issuer. The Adviser may sell securities or exit positions when it believes that expected risk-adjusted return is low compared to other investment opportunities.

Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in high yield securities. This policy may be changed, without shareholder approval; however, you would be notified in writing of any changes. Derivative instruments used by the Portfolio will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Risks

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks associated with high yield securities. High yield securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest.

Changes in the value of high yield securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Prices of fixed income securities generally will move in correlation to changes in an issuer’s credit rating and inversely to movements in interest rates. The Portfolio’s investments in high yield securities expose it to a substantial degree of credit risk. These investments are considered speculative under traditional investment standards. Prices of high yield securities will rise and fall primarily in response to actual or perceived changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity and sudden and substantial decreases in price.

UIF High Yield Portfolio	5

High Yield Portfolio (Cont’d)

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States.

The Portfolio’s investments may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Please see “Additional Risk Factors and Information” for further information about these and other risks of investing in the Portfolio.

6	UIF High Yield Portfolio

Class II Prospectus

Additional Investment Information

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Portfolio. The Portfolio’s investment practices and limitations are described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.

Fixed Income Securities

A portion of the Portfolio’s assets may be invested in investment grade fixed income securities. Fixed income securities generally are subject to risks related to changes in interest rates, changes in the general level of spreads between U.S. Treasury and non-Treasury securities and in the financial health or credit rating of the issuers. The value of a fixed income security typically moves in the opposite direction of prevailing interest rates: if rates rise, the value of a fixed income security falls; if rates fall, the value increases. The maturity and duration of a fixed income instrument also affect the extent to which the price of the security will change in response to these and other factors. Longer term securities tend to experience larger changes than shorter term securities because they are more sensitive to changes in interest rates or in the credit ratings of the issuers. The average duration of a fixed income portfolio measures its exposure to the risk of changing interest rates. A Portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates as compared to a portfolio with a higher duration. Certain types of fixed income securities, such as inverse floaters, are designed to respond differently to changes in interest rates. Securities with greater spread durations are likely to be more sensitive to changes in spreads between U.S. Treasury and non-Treasury securities, generally making them more volatile than securities with lesser spread durations. Spread duration measures the change in the value of a security (or portfolio) for a given change in the interest rate spread (difference) between Treasury and non-Treasury securities.

Public Bank Loans

Public bank loans are privately negotiated loans for which information about the issuer has been made publicly available. Public bank loans are not registered under the Securities Act of 1933 and are not publicly traded. Bank loans are usually second lien loans, which are lower in priority to senior loans, but have seniority in a company’s capital structure to other liabilities, so that the company is required to pay down these second lien loans prior to other lower-ranked claims on their assets. Bank loans normally pay interest at floating rates, and as a result, may protect investors from increases in interest rates.

Certain public bank loans are illiquid, meaning the Portfolio may not be able to sell them quickly at a fair price. Illiquid securities are also difficult to value. To the extent a bank loan has been deemed illiquid, it will be subject to the Portfolio’s restrictions on investment in illiquid securities. The secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Bank loans are subject to the risk of default in the payment of interest or principal on a loan, which will result in a reduction of income to the Portfolio, and a potential decrease in the Portfolio’s net asset value. The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. Bank loans that are rated below investment grade share the same risks of other below investment grade securities. Because public bank loans usually rank lower in priority of payment to senior loans, they present a greater degree of investment risk due to the fact that the cash flow or other property of the borrower securing the bank loan may be insufficient to meet scheduled payments after meeting the payment obligations of the senior secured obligations of the borrower. These bank loans may exhibit greater price volatility as well.

Derivatives and Other Investments

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Portfolio may use forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

UIF High Yield Portfolio	7

Additional Risk Factors and Information (Cont’d)

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio’s investment objective, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Portfolio may principally use include swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected.

The Portfolio’s use of swaps may include those based on the credit of an underlying security and commonly referred to as “credit default swaps.” Where the Portfolio is the buyer of a credit default swap contract, it would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default by a third party on the debt obligation. If no default occurs, the Portfolio would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation.

Other derivatives instruments and techniques that the Portfolio may use include the following:

Commercial Mortgage-Backed Securities (“CMBS”). CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of their remaining principal balance or “balloon” is due and is repaid through the attainment of an additional loan or sale of the property. An extension of a final payment on commercial mortgages will increase the average life of the CMBS, generally resulting in lower yield for discount bonds and a higher yield for premium bonds.

CMBS are subject to credit risk and prepayment risk. Although prepayment risk is present, it is of a lesser degree in the CMBS than in the residential mortgage market; commercial real estate property loans often contain provisions which substantially reduce the likelihood that such securities will be prepaid (e.g., significant prepayment penalties on loans and, in some

8	UIF High Yield Portfolio

Class II Prospectus

Additional Investment Information

Additional Risk Factors and Information (Cont’d)

cases, prohibition on principal payments for several years following origination).

Structured Investments. The Portfolio also may invest a portion of its assets in structured notes and other types of structured investments. A structured note is a derivative security for which the amount of principal repayment and/or interest payments is based on the movement of one or more “factors.” These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate or LIBOR), referenced bonds and stock indices. Investments in structured notes involve risks including interest rate risk, credit risk and market risk. Changes in interest rates and movement of the factor may cause significant price fluctuations and changes in the reference factor may cause the interest rate on the structured note to be reduced to zero and any further changes in the reference factor may then reduce the principal amount payable on maturity. Other types of structured investments include interests in entities organized and operated for the purpose of restructuring the investment characteristics of underlying investment interests or securities. These investment entities may be structured as trusts or other types of pooled investment vehicles.

Holders of structured investments bear risks of the underlying investment and are subject to counterparty risk. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Portfolio’s illiquidity to the extent that the Portfolio, at a particular point in time, may be unable to find qualified buyers for these securities.

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect the Portfolio’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States. In connection with its investments in foreign securities, the Portfolio also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency.

The Portfolio may invest in debt obligations known as “sovereign debt,” which are obligations of governmental issuers in emerging market or developing countries and industrialized countries. Certain emerging market or developing countries are among the largest debtors to commercial banks and foreign governments. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when due in accordance with the terms of such obligations.

Foreign Currency

The Portfolio’s investments may be denominated in foreign currencies. The value of foreign currencies fluctuates relative to the value of the U.S. dollar. Since the Portfolio may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolio’s assets. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Emerging Market Risks

Emerging market or developing countries are countries that major international financial institutions, such as the World Bank, generally consider to be less econom-

UIF High Yield Portfolio	9

Additional Risk Factors and Information (Cont’d)

ically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market or developing countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Mortgage Securities

Mortgage securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase and its market price will decrease. When interest rates fall, however, mortgage securities may not gain as much in market value because additional mortgage prepayments must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage securities and, therefore, to assess the volatility risk of that portfolio. Rates of prepayment faster or slower than anticipated by the Adviser could result in reduced yields, increased volatility and/or reductions in net asset value.

The Portfolio may invest in mortgage securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities. These securities are either direct obligations of the U.S. government or the issuing agency or instrumentality has the right to borrow from the U.S. Treasury to meet its obligations although the U.S. Treasury is not legally required to extend credit to the agency or instrumentality. Certain of these mortgage securities purchased by the Portfolio, such as those issued by the Government National Mortgage Association and the Federal Housing Administration, are backed by the full faith and credit of the United States. Other of these mortgage securities purchased by the Portfolio, such as those issued by the Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”), are not backed by the full faith and credit of the United States and there is a risk that the U.S. government will not provide financial support to these agencies if it is not obligated to do so by law. In September 2008, the U.S. Treasury Department announced that the government would be taking over Fannie Mae and Freddie Mac and placing the companies into a conservatorship. In addition, the U.S. Treasury announced additional steps that it intended to take with respect to the debt and mortgage-backed securities issued by Fannie Mae and Freddie Mac in order to support the conservatorship. No assurance can be given that initiatives will be successful. The maximum potential liability of the issuers of some of the mortgage securities held by the Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. The Portfolio may invest in TBAs. Investments in TBAs may give rise to a form of leverage. Leverage may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Further, TBAs may cause the portfolio turnover rate to be higher.

To the extent the Portfolio invests in mortgage securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, the Portfolio may be subject to additional risks. Timely payment of interest and principal of non-governmental issuers are supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer. There can be no assurance that the private insurers can meet their obligations under the policies. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Portfolio. The risk of such defaults is generally

10	UIF High Yield Portfolio

Class II Prospectus

Additional Investment Information

Additional Risk Factors and Information (Cont’d)

higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages.

Equity Securities

The Portfolio may invest, to a limited extent, in equity securities. Equity securities include common stock, preferred stock, convertible securities, depositary receipts, rights and warrants. The Portfolio may invest in equity securities that are publicly traded on securities exchanges or over the counter or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to sell and their value may fluctuate more dramatically than other securities. The prices of convertible securities are affected by changes similar to those of equity and fixed income securities. The value of a convertible security tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying equity security.

A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Temporary Defensive Investments

When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities that may be inconsistent with its principal investment strategies for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio’s performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover

Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs. The Portfolio may engage in frequent trading of securities to achieve its investment objective.

UIF High Yield Portfolio	11

Fund Management

Investment Adviser

The Investment Adviser is Morgan Stanley Investment Management Inc. The Adviser, with principal offices at 522 Fifth Avenue, New York, New York 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and the indirect parent of Morgan Stanley Distribution, Inc., the Fund’s distributor (the “Distributor”). Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2009, the Adviser, together with its affiliated asset management companies, had approximately $395.3 billion in assets under management or supervision.

Advisory Fee

The Adviser is entitled to receive an advisory fee at an annual percentage of the Portfolio’s average daily net assets as set forth in the table below:

Assets	Fee
First $500 million	0.42%
From $500 million to $750 million	0.345%
From $750 million to $1 billion	0.295%
From $1 billion to $2 billion	0.27%
From $2 billion to $3 billion	0.245%
More than $3 billion	0.22%

However, the Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 1.00% of its average daily net assets. For purposes of determining the amount of the advisory fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 1.00%. The fee waivers and/or expense reimbursements are expected to continue until such time as the Fund’s Board of Directors acts to discontinue such waivers and/or reimbursements when it deems that such action is appropriate.

For the fiscal year ended December 31, 2009, the Adviser received a fee for advisory services (net of fee waivers and/or expense reimbursements) equal to 0.39% of the Portfolio’s average daily net assets.

A discussion regarding the Board of Directors’ approval of the investment advisory agreement is available in the Fund’s semi-annual report to shareholders for the period ended June 30, 2009.

Portfolio Management

The Portfolio’s assets are managed by members of the Taxable High Yield team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Dennis M. Schaney and Andrew Findling.

Mr. Schaney has been associated with the Adviser in an investment management capacity since September 2008. Prior to September 2008, Mr. Schaney served as Global Head of Fixed Income at Credit Suisse Asset Management (October, 2003 to April, 2007) and, prior to that, as Head of Leveraged Finance at BlackRock, Inc. (January, 1998 to October, 2003). Mr. Findling has been associated with the Adviser in an investment management capacity since October 2008. Prior to October 2008, Mr. Findling was associated with Raven Asset Management as Head Trader (July, 2005 to September, 2008) and, prior to that, was associated with the High Yield team at BlackRock, Inc. in various capacities including portfolio manager and trader (2003-2004), assistant portfolio manager and trader (2002-2003), and assistant trader (2000-2002).

Mr. Schaney is the lead portfolio manager of the Portfolio. All team members are responsible for the execution of the overall strategy of the Portfolio.

The Fund’s SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Portfolio.

The composition of the team may change from time to time.

12	UIF High Yield Portfolio

Class II Prospectus

Fund Management

Fund Management (Cont’d)

Distribution Plan

The Fund has adopted a Plan of Distribution for the Portfolio’s Class II shares pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). Under the Plan, the Portfolio is authorized to pay the Distributor a monthly 12b-1 fee at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. Such amount shall be paid to compensate the Distributor for remittance to insurance companies which offer the Fund as an investment option. These payments are intended to compensate insurance companies for distribution and/or administrative related expenses incurred or paid in connection with the distribution of Class II shares of the Portfolio. The Distributor has voluntarily agreed to waive 0.15% of the 0.35% 12b-1 fee that it may receive. This waiver is voluntary, and the Distributor reserves the right to terminate the waiver at any time and without notice.

Since the 12b-1 fees associated with the Plan are paid out of the Portfolio’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Portfolio) to certain affiliated or unaffiliated brokers, dealers and/or certain insurance companies or other financial intermediaries or service providers in connection with the sale, distribution, marketing and/or retention of shares of the Portfolio and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of the Portfolio’s shares over other investment options. Any such payments will not change the net asset value or the price of the Portfolio’s shares. For more information, please see the Fund’s SAI.

UIF High Yield Portfolio	13

Shareholder Information

Share Class

This Prospectus offers Class II shares of the High Yield Portfolio. The Fund also offers Class I shares of the Portfolio through a separate Prospectus. Class I shares are subject to lower expenses, but may not be available through your insurance company. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Purchasing and Selling Portfolio Shares

Shares are offered on each day that the New York Stock Exchange (the “NYSE”) is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

There are no known disadvantages to variable product contract owners or qualified plan participants arising out of the fact that the Portfolio offers its shares to separate accounts of various insurance companies that offer variable annuity and variable life insurance products and various other entities under qualified pension and retirement plans. Nevertheless, the Board of Directors that oversees the Portfolio intends to monitor events to identify any material irreconcilable conflicts that may possibly arise due to these arrangements and to determine what action, if any, should be taken in response.

Pricing of Portfolio Shares

The price per share will be the net asset value NAV per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share’s portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.

About Net Asset Value

The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio’s investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, the value for those securities will be determined in good faith at fair value using methods approved by the Board of Directors. In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (for example, a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Fund’s Board of Directors. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer-specific development which is likely to have changed the value of the security. In these cases, the Portfolio’s NAV will reflect certain portfolio securities’ fair value rather than their market price. To the extent the Portfolio invests in open-end management companies that are registered under the Investment Company Act of 1940, as amended, the Portfolio’s NAV is calculated based upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

The NAV of Class II shares will differ from that of other classes because of class-specific expenses that each class may pay.

Dividends and Distributions

The Portfolio distributes its net investment income, if any, at least annually as dividends and makes dis-

14	UIF High Yield Portfolio

Class II Prospectus

Shareholder Information

Shareholder Information (Cont’d)

tributions of its net realized capital gains, if any, at least annually.

Taxes

The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor’s tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners or qualified plan participants is referred to as “market-timing” or “short-term trading” and may present risks for other contract owners or participants with long-term interests in the Portfolio, which may include, among other things, dilution in the value of the Portfolio’s shares indirectly held by contract owners or participants with long term interests in the Portfolio, interference with the efficient management of the Portfolio, increased brokerage and administrative costs and forcing the Portfolio to hold excess levels of cash.

In addition, the Portfolio is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Portfolio’s securities trade and the time as of which the Portfolio’s NAV is calculated (“time-zone arbitrage”). For example, a market- timer may submit instructions for the purchase of shares of the Portfolio based on events occurring after foreign market closing prices are established, but before the Portfolio’s NAV calculation that are likely to result in higher prices in foreign markets the following day. The market-timer would submit instructions to redeem the Portfolio’s shares the next day when the Portfolio’s share price would reflect the increased prices in foreign markets for a quick profit at the expense of contract owners or participants with long-term interests in the Portfolio.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price-arbitrage”). Investments in certain fixed income securities, such as high yield bonds, may be adversely affected by price arbitrage trading strategies. The Portfolio’s policies with respect to valuing portfolio securities are described above in “About Net Asset Value.”

The Fund’s Board of Directors has adopted policies and procedures to discourage frequent purchases and redemptions of Portfolio shares by Portfolio shareholders. Insurance companies or qualified plans generally do not provide specific contract owner or plan participant transaction instructions to the Portfolio on an ongoing basis. Therefore, to some extent, the Portfolio relies on the insurance companies and qualified plans to monitor frequent short-term trading by contract owners. However, the Portfolio has entered into agreements with insurance companies and qualified plans whereby the insurance companies and qualified plans are required to provide certain contract owner identification and transaction information upon the Portfolio’s request. The Portfolio may use this information to help identify and prevent market-timing activity in the Portfolio. There can be no assurance that the Portfolio will be able to identify or prevent all market-timing activity.

If the Portfolio identifies suspected market-timing activity, the insurance company or qualified plan will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners or participants). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to

UIF High Yield Portfolio	15

Shareholder Information (Cont’d)

implement remedial steps to prevent market-timing activity in the Portfolio. If the insurance company or qualified plan is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners or participants may be able to engage in frequent trading to the detriment of contract owners or participants with long-term interests in the Portfolio. If the insurance company or qualified plan refuses to take remedial action, or takes action that the Portfolio deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company or qualified plan.

Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s securities is available in the Fund’s SAI.

16	UIF High Yield Portfolio

Class II Prospectus

Financial Highlights

Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the past five fiscal years. As of December 31, 2009, the Fund had not commenced offering Class II shares of the Portfolio. The financial highlights table below is for a class of shares, Class I, that is not offered by this Prospectus. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The returns for Class II shares would be lower than the returns for Class I shares due to the imposition of a 12b-1 fee on Class II shares. In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower. The information has been audited by Ernst & Young LLP, an independent registered public accounting firm. Ernst & Young LLP’s unqualified report appears in the Portfolio’s Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and the Portfolio’s financial statements, as well as the SAI, are available at no cost from the Portfolio at the toll free number noted on the back cover to this Prospectus or from your insurance company.

	Year Ended December 31,
	2009		2008	2007		2006	2005
Selected Per Share Data and Ratios*
Net Asset Value, Beginning of Period	$9.03		$12.89	$13.55		$13.59	$14.56
Income (Loss) from Investment Operations
Net Investment Income#	0.99		1.01	1.01		0.96	1.00
Net Realized and Unrealized Gain (Loss)	2.68		(3.77)	(0.46)		(0.43)	(0.87)
Total From Investment Operations	3.67		(2.76)	0.55		0.53	0.13
Distributions from and/or in Excess of:
Net Investment Income	(0.93)		(1.10)	(1.21)		(0.57)	(1.10)
Net Asset Value, End of Period	$11.77		$9.03	$12.89		$13.55	$13.59
Total Return±	42.08%		(22.86)%	4.01%		8.62%	1.06%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$38,871		$28,504	$41,546		$52,962	$58,480
Ratio of Expenses to Average Net Assets(1)	0.79	%+	0.79%+	0.80	%+	0.80%	0.80%
Ratio of Net Investment Income to Average Net Assets(1)	9.46	%+	8.93%+	7.56	%+	7.13%	7.16%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01%		0.01%	0.00	%§	N/A	N/A
Portfolio Turnover Rate	78%		50%	32%		26%	65%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	0.82	%+	0.94%+	0.81	%+	0.87%	0.86%
Net Investment Income to Average Net Assets	9.43	%+	8.78%+	7.55	%+	7.06%	7.10%
*	On November 13, 2006, the Portfolio effected a reverse stock split as described in the Notes to Financial Statements. Per share data prior to this date has been restated to give effect to the reverse stock split.
#	Per share amount is based on average shares outstanding.
±	Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.
+	The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.
§	Amount is less than 0.005%.

UIF High Yield Portfolio	17

Where to Find Additional Information

Statement of Additional Information

In addition to this Prospectus, the Fund has a SAI, dated April 30, 2010, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio’s investments. In the Fund’s shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio’s performance during that period.

For additional Fund information, including information regarding the investments comprising the Portfolio, and to make shareholder inquiries, please call 1-800-281-2715 or contact your insurance company.

You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company or on our web site at www.morganstanley.com/im.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission’s Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-551-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission’s web site at http://www.sec.gov; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund’s Investment Company Act registration number is 811-7607.

Class II Prospectus

April 30, 2010

The Universal Institutional Funds, Inc.

International Growth Equity Portfolio

Long-term capital appreciation, with a secondary objective

of income.

Investment Adviser

Morgan Stanley Investment Management Inc.

The Universal Institutional Funds, Inc. (the “Fund”) is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax qualified investors.

The Securities and Exchange Commission (the “Commission”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Ticker Symbol: UIETX

Class II Prospectus

Portfolio Summary

Portfolio Summary

International Growth Equity Portfolio

Objectives

The Portfolio seeks long-term capital appreciation, with a secondary objective of income.

Fees and expenses of the Portfolio (Class II)

The table below describes the fees and expenses that you may pay if you buy and hold the classes of shares that may be offered by the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares. The table and example below do not reflect the impact of any charges by your insurance company. If they did, Annual Portfolio Operating Expenses would be higher.

Annual Portfolio Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Advisory Fees	0.75%
Distribution (12b-1) Fee	0.35%
Other Expenses*	0.40%
Total Annual Portfolio Operating Expenses	1.50%
Fee Waiver and/or Expense Reimbursement**	0.14%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.36%

*	The Portfolio may invest a portion of its assets in other investment companies (the “Acquired Funds”). The Portfolio’s shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Portfolio invests. The Portfolio estimates that these expenses constituted less than 0.01% of the Portfolio’s average net assets for the fiscal year ended December 31, 2009. The Portfolio’s estimated indirect expense from investing in the Acquired Funds is based upon the average allocation of the Portfolio’s investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds (including any current waivers and expense limitations) for the fiscal year ended December 31, 2009. Actual Acquired Fund expenses incurred by the Portfolio may vary with changes in the allocation of Portfolio assets among the Acquired Funds and with other events that directly affect the expenses of the Acquired Funds.

**	The Portfolio’s adviser, Morgan Stanley Investment Management, Inc. (the “Adviser”), has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed) (but including any 12b-1 fee), will not exceed 1.35%. The fee waivers and/or expense reimbursements are expected to continue until such time as the Fund’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate. The expenses of the Acquired Funds are not taken into account when calculating the fee waivers and/or expense reimbursements.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be equal to the amounts reflected in the table below.

	1 Year	3 Years	5 Years	10 Years
International Growth Equity Portfolio	$138	$431	$745	$1,635

Portfolio Turnover

The Portfolio pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies

The Adviser seeks to achieve the Portfolio’s investment objectives by investing primarily in a diversified portfolio of equity securities of issuers located in countries other than the United States.

The Adviser generally seeks to identify securities of issuers that it believes share the following characteristics: (1) industry leaders in their country, their region or the world, (2) strong balance sheets, (3) market capitalization typically greater than $1 billion, (4) attractive price-to-earnings ratios compared with earnings growth potential (PEG ratio) and (5) attractive earnings momentum as measured by earnings estimate revisions.

While a substantial portion of the Portfolio’s assets generally are invested in the developed countries of

UIF International Growth Equity Portfolio	1

International Growth Equity Portfolio (Cont’d)

Europe and the Far East, the Portfolio may invest up to 15% of its assets in securities of issuers in emerging market or developing countries. The Portfolio may invest up to 20% of its assets in debt securities issued or guaranteed by non-U.S. governments, but will invest only in securities issued or guaranteed by the governments of countries which are members of the Organization for Economic Co-operation and Development (“OECD”). The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Portfolio’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, contracts for difference (“CFDs”), swaps and other related instruments and techniques. The Portfolio may also use forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Under normal market conditions, the Portfolio invests at least 80% of its assets in equity securities of issuers from at least three different foreign countries. Derivative instruments used by the Portfolio will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Principal Risks

An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Portfolio’s principal investment strategies are subject to the following principal risks:

• Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors, including events that affect entire financial markets or industries and events that affect particular issuers. To the extent that the Portfolio invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

• Foreign and Emerging Market Securities. Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. The Portfolio’s investments may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

• Smaller Companies. Investing in the securities of smaller companies involves greater risk and price volatility than investing in larger, more established firms.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class II shares year-by-year and by showing how the Portfolio’s Class II shares’ average annual returns for the past one year and since the Portfolio’s

2	UIF International Growth Equity Portfolio

Class II Prospectus

Portfolio Summary

International Growth Equity Portfolio (Cont’d)

inception compare with those of an index of similar securities over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future. Updated performance information is available on the Fund’s website at www.morganstanley.com/im.

Annual Total Returns—Calendar Years (Class II)

Commenced operations on April 28, 2006

High Quarter	04/09 - 06/09	26.75%
Low Quarter	10/08 - 12/08	-26.04%

Average Annual Total Returns (Class II)

(for the calendar periods ended December 31, 2009)

	International Growth Equity Portfolio	MSCI EAFE Index*
Past One Year	36.54%	31.78%
Since Inception 4/28/06	-3.66%	-2.41%

*	The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is a free float-adjusted market capitalization index that is designed to measure the international equity market performance of developed markets, excluding United States and Canada. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI EAFE Index currently consists of 21 developed market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Investment Adviser

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The International Growth team manages the Portfolio. Information about the current members of the International Growth team jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing the Portfolio
Johannes B. van den Berg	Managing Director	Since inception
David Sugimoto	Executive Director	Since inception
Brian Arcese	Executive Director	Since inception
Benedetto Falcone	Executive Director	March 2008

Purchase and Sale of Portfolio Shares

This Prospectus offers Class II shares of the International Growth Equity Portfolio. The Portfolio does not currently offer Class I shares but may do so in the future. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For additional information about availability of Class I shares of the Portfolio, contact your insurance company or qualified pension or retirement plan.

Fund shares will be sold at the net asset value (“NAV”) next determined after we receive your redemption request.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the “Shareholder Information—Purchasing and Selling Portfolio Shares” section of this Prospectus.

UIF International Growth Equity Portfolio	3

International Growth Equity Portfolio (Cont’d)

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

For more information, please refer to the “Shareholder Information—Taxes” section of the Prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), which may be affiliated or unaffiliated with the Adviser, the Adviser and/or the Portfolio’s distributor may pay (out of their own funds and not as an expense of the Portfolio) the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

4	UIF International Growth Equity Portfolio

Class II Prospectus

Portfolio Summary

Details of the Portfolio

International Growth Equity Portfolio

Objectives

The Portfolio seeks long-term capital appreciation, with a secondary objective of income.

Approach

The Adviser seeks to achieve the Portfolio’s investment objectives by investing primarily in a diversified portfolio of equity securities of issuers located in countries other than the United States.

Process

The Adviser generally seeks to identify securities of issuers that it believes share the following characteristics: (1) industry leaders in their country, their region or the world, (2) strong balance sheets, (3) market capitalization typically greater than $1 billion, (4) attractive price-to-earnings ratios compared with earnings growth potential (PEG ratio) and (5) attractive earnings momentum as measured by earnings estimate revisions. The Adviser generally considers selling a portfolio security when it no longer fits the Adviser’s investment criteria, has a substantial decline within the Adviser’s quantitative rankings, or a more attractive opportunity elsewhere in the market has been identified.

While a substantial portion of the Portfolio’s assets generally are invested in the developed countries of Europe and the Far East, the Portfolio may invest up to 15% of its assets in securities of issuers in emerging market or developing countries. The Portfolio may invest up to 20% of its assets in debt securities issued or guaranteed by non-U.S. governments, but will invest only in securities issued or guaranteed by the governments of countries which are members of the OECD. The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Portfolio’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, CFDs, swaps and other related instruments and techniques. The Portfolio may also use forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Under normal market conditions, the Portfolio invests at least 80% of its assets in equity securities of issuers from at least three different foreign countries. Derivative instruments used by the Portfolio will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

The Portfolio considers an issuer to be from a particular country if (i) its principal securities trading market is in that country; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in that country; or (iii) it is organized under the laws of, or has a principal office in that country. By applying these tests, it is possible that a particular issuer could be deemed to be from more than one country. This policy may be changed without shareholder approval; however, you will be notified in writing of any changes.

Risks

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in a portfolio of equity securities of issuers located in countries other than the United States, including emerging market or developing countries. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). To the extent that the Portfolio invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique

UIF International Growth Equity Portfolio	5

International Growth Equity Portfolio (Cont’d)

to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States.

The Portfolio’s investments may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

The Portfolio may invest in the equity securities of any company regardless of market capitalization size. Investing in the securities of smaller companies involves greater risk and price volatility than investing in larger, more established firms.

Please see “Additional Risk Factors and Information” for further information about these and other risks of investing in the Portfolio.

6	UIF International Growth Equity Portfolio

Class II Prospectus

Risk Factors and Information

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Portfolio. The Portfolio’s investment practices and limitations are described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, also experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.

Equity Securities

Equity securities include common stock, preferred stock, convertible securities, depositary receipts, rights and warrants. The Portfolio may invest in equity securities that are publicly traded on securities exchanges or over the counter or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to sell and their value may fluctuate more dramatically than other securities. The prices of convertible securities are affected by changes similar to those of equity and fixed income securities. The value of a convertible security tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying equity security.

A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls or diplomatic developments that could affect the Portfolio’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

In connection with its investments in foreign securities, the Portfolio also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Portfolio may use cross currency hedging or proxy

UIF International Growth Equity Portfolio	7

Additional Risk Factors and Information (Cont’d)

hedging with respect to currencies in which the Portfolio has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. Hedging the Portfolio’s currency risks involves the risk of mismatching the Portfolio’s objectives under a forward or futures contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Portfolio’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts.

Foreign Currency

The Portfolio’s investments generally will be denominated in foreign currencies. The values of foreign currencies fluctuate relative to the value of the U.S. dollar. Since the Portfolio may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolio’s assets. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Emerging Market Risks

The Portfolio may invest up to 15% of its assets in securities of issuers in emerging market or developing countries, which are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market or developing countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Derivatives and Other Investments

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio’s investment objectives, there is no assurance that the use of derivatives will achieve this result.

8	UIF International Growth Equity Portfolio

Class II Prospectus

Risk Factors and Information

Additional Risk Factors and Information (Cont’d)

The derivative instruments and techniques that the Portfolio may principally use include the following:

Futures. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts.

CFDs. A CFD is a privately negotiated contract between two parties, buyer and seller, stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument’s value at the end of the contract. The underlying instrument may be a single security, stock basket or index. A CFD can be set up to take either a short or long position on the underlying instrument. The buyer and seller are both required to post margin, which is adjusted daily. The buyer will also pay to the seller a financing rate on the notional amount of the capital employed by the seller less the margin deposit. In addition to the general risks of derivatives, CFDs may be subject to liquidity risk and counterparty risk.

Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected.

Temporary Defensive Investments

When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities that may be inconsistent with its principal investment strategies for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio’s performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover

Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs. The Portfolio may engage in frequent trading of securities to achieve its investment objective.

UIF International Growth Equity Portfolio	9

Fund Management

Investment Adviser

The Investment Adviser is Morgan Stanley Investment Management Inc. The Adviser, with principal offices at 522 Fifth Avenue, New York, New York 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and the indirect parent of Morgan Stanley Distribution, Inc., the Fund’s distributor (the “Distributor”). Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2009, the Adviser, together with its affiliated asset management companies, had approximately $395.3 billion in assets under management or supervision.

Advisory Fee

The Adviser is entitled to receive an advisory fee at an annual percentage of the Portfolio’s average daily net assets as set forth in the table below:

Assets	Fee
First $1 billion	0.75%
More than $1 billion	0.70%

However, the Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 1.35% of its average daily net assets. For purposes of determining the amount of the advisory fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 1.35%. The fee waivers and/or expense reimbursements are expected to continue until such time as the Fund’s Board of Directors acts to discontinue such waivers and/or reimbursements when it deems that such action is appropriate.

For the fiscal year ended December 31, 2009, the Adviser received a fee for advisory services (net of fee waivers and/or expense reimbursements) equal to 0.71% of the Portfolio’s average daily net assets.

A discussion regarding the Board of Directors’ approval of the investment advisory agreement is available in the Fund’s semi-annual report to shareholders for the period ended June 30, 2009.

Portfolio Management

The Portfolio’s assets are managed by members of the International Growth team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Johannes B. van den Berg, David Sugimoto, Brian Arcese and Benedetto Falcone.

Mr. van den Berg has been associated with the Adviser in an investment management capacity since July 2005. Prior to July 2005, Mr. van den Berg was a Managing Director and portfolio manager for 1838 Investment Advisors. Mr. Sugimoto has been associated with the Adviser in an investment management capacity since July 2005. Prior to July 2005, Mr. Sugimoto was a Director and portfolio manager of 1838 Investment Advisors. Mr. Arcese has been associated with the Adviser in an investment management capacity since November 2006. Prior to November 2006, he was an equity analyst at Blackrock (from April 2005 to November 2006) and an equity analyst and manager of high net worth client portfolios at 1838 Investment Advisors (from August 2001 to April 2005). Mr. Falcone has been associated with the Adviser in an investment management capacity since March 2008. Prior to March 2008, Mr. Falcone was a global equity analyst at BlackRock and Merrill Lynch Investment Managers.

Mr. van den Berg is the lead manager of the Portfolio. He has over 30 years of investment experience. He is supported by Mr. Sugimoto who also has over 30 years of investment experience. Mr. van den Berg is responsible for the execution of the overall strategy of the Portfolio.

The Fund’s SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Portfolio.

The composition of the team may change from time to time.

10	UIF International Growth Equity Portfolio

Class II Prospectus

Fund Management

Fund Management (Cont’d)

Distribution Plan

The Fund has adopted a Plan of Distribution for the Portfolio’s Class II shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Plan”). Under the Plan, the Portfolio is authorized to pay the Distributor a monthly 12b-1 fee at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. Such amount shall be paid to compensate the Distributor for remittance to insurance companies which offer the Fund as an investment option. These payments are intended to compensate insurance companies for distribution and/or administrative related expenses incurred or paid in connection with the distribution of Class II shares of the Portfolio. The Distributor has voluntarily agreed to waive 0.10% of the 0.35% 12b-1 fee that it may receive. This waiver is voluntary, and the Distributor reserves the right to terminate the waiver at any time and without notice.

Since the 12b-1 fees associated with the Plan are paid out of the Portfolio’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Portfolio) to certain affiliated or unaffiliated brokers, dealers and/or certain insurance companies or other financial intermediaries or service providers in connection with the sale, distribution, marketing and/or retention of shares of the Portfolio and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of the Portfolio’s shares over other investment options. Any such payments will not change the net asset value or the price of the Portfolio’s shares. For more information, please see the Fund’s SAI.

UIF International Growth Equity Portfolio	11

Shareholder Information

Share Class

This Prospectus offers Class II shares of the International Growth Equity Portfolio. The Portfolio does not currently offer Class I shares but may do so in the future. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For additional information about availability of Class I shares of the Portfolio, contact your insurance company or qualified pension or retirement plan.

Purchasing and Selling Portfolio Shares

Shares are offered on each day that the New York Stock Exchange (the “NYSE”) is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

There are no known disadvantages to variable product contract owners or qualified plan participants arising out of the fact that the Portfolio offers its shares to separate accounts of various insurance companies that offer variable annuity and variable life insurance products and various other entities under qualified pension and retirement plans. Nevertheless, the Board of Directors that oversees the Portfolio intends to monitor events to identify any material irreconcilable conflicts that may possibly arise due to these arrangements and to determine what action, if any, should be taken in response.

Pricing of Portfolio Shares

The price per share will be the NAV per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share’s portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.

About Net Asset Value

The NAV per share of the Portfolio is determined by dividing the total value of the Portfolio’s investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, the value for those securities will be determined in good faith at fair value using methods approved by the Board of Directors. In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (for example, a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Fund’s Board of Directors. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer-specific development which is likely to have changed the value of the security. In these cases, the Portfolio’s NAV will reflect certain portfolio securities’ fair value rather than their market price. To the extent the Portfolio invests in open-end management companies that are registered under the Investment Company Act of 1940, as amended, the Portfolio’s NAV is calculated based upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

The NAV of Class II shares will differ from that of other classes because of class-specific expenses that each class may pay.

12	UIF International Growth Equity Portfolio

Class II Prospectus

Shareholder Information

Shareholder Information (Cont’d)

Dividends and Distributions

The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor’s tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners or qualified plan participants is referred to as “market-timing” or “short-term trading” and may present risks for other contract owners or participants with long-term interests in the Portfolio, which may include, among other things, dilution in the value of the Portfolio’s shares indirectly held by contract owners or participants with long-term interests in the Portfolio, interference with the efficient management of the Portfolio, increased brokerage and administrative costs and forcing the Portfolio to hold excess levels of cash.

In addition, the Portfolio is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Portfolio’s securities trade and the time as of which the Portfolio’s NAV is calculated (“time-zone arbitrage”). For example, a market-timer may submit instructions for the purchase of shares of the Portfolio based on events occurring after foreign market closing prices are established, but before the Portfolio’s NAV calculation that are likely to result in higher prices in foreign markets the following day. The market-timer would submit instructions to redeem the Portfolio’s shares the next day when the Portfolio’s share price would reflect the increased prices in foreign markets for a quick profit at the expense of contract owners or participants with long-term interests in the Portfolio.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price-arbitrage”). The Portfolio’s policies with respect to valuing portfolio securities are described above in “About Net Asset Value.”

The Fund’s Board of Directors has adopted policies and procedures to discourage frequent purchases and redemptions of Portfolio shares by Portfolio shareholders. Insurance companies or qualified plans generally do not provide specific contract owner or plan participant transaction instructions to the Portfolio on an ongoing basis. Therefore, to some extent, the Portfolio relies on the insurance companies and qualified plans to monitor frequent short-term trading by contract owners. However, the Portfolio has entered into agreements with insurance companies and qualified plans whereby the insurance companies and qualified plans are required to provide certain contract owner identification and transaction information upon the Portfolio’s request. The Portfolio may use this information to help identify and prevent market-timing activity in the Portfolio. There can be no assurance that the Portfolio will be able to identify or prevent all market-timing activity.

If the Portfolio identifies suspected market-timing activity, the insurance company or qualified plan will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners or participants). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to

UIF International Growth Equity Portfolio	13

Shareholder Information (Cont’d)

implement remedial steps to prevent market-timing activity in the Portfolio. If the insurance company or qualified plan is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners or participants may be able to engage in frequent trading to the detriment of contract owners or participants with long-term interests in the Portfolio. If the insurance company or qualified plan refuses to take remedial action, or takes action that the Portfolio deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company or qualified plan.

Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s securities is available in the Fund’s SAI.

14	UIF International Growth Equity Portfolio

Class II Prospectus

Financial Highlights

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Portfolio’s Class II shares since the Portfolio’s inception. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower. The information has been audited by Ernst & Young LLP, an independent registered public accounting firm. Ernst & Young LLP’s unqualified report appears in the Portfolio’s Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and the Portfolio’s financial statements, as well as the SAI, are available at no cost from the Portfolio at the toll free number noted on the back cover to this Prospectus or from your insurance company.

	Year Ended December 31,						Period from April 28, 2006^ to December 31, 2006
	2009		2008		2007
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$6.22		$12.11		$10.84		$10.00
Income (Loss) From Investment Operations
Net Investment Income#	0.09		0.13		0.03		0.03
Net Realized and Unrealized Gain (Loss)	2.17		(6.00)		1.52		0.82
Total From Investment Operations	2.26		(5.87)		1.55		0.85
Distributions from and/or in Excess of:
Net Investment Income	(0.06)		(0.00	)†	(0.02)		(0.01)
Net Realized Gain	–		(0.02)		(0.26)		–
Total Distributions	(0.06)		(0.02)		(0.28)		(0.01)
Net Asset Value, End of Period	$8.42		$6.22		$12.11		$10.84
Total Return±	36.54%		(48.52)%		14.26%		8.55	%*
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$261,281		$141,579		$57,419		$9,993
Ratio of Expenses to Average Net Assets(1)	1.35	%+	1.35	%+	1.35	%+	1.35	%**
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	1.29	%+	1.51	%+	0.29	%+	0.38	%**
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§	0.00	%§	0.00	%§	N/A
Portfolio Turnover Rate	57%		40%		52%		10	%*
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.49	%+	1.53	%+	1.84	%+	3.95	%**
Net Investment Income (Loss) to Average Net Assets	1.15	%+	1.33	%+	(0.20	)%+	(2.23	)%**
^	Commencement of Operations.
#	Per share amount is based on average shares outstanding.
†	Amount is less than $0.005 per share.
±	Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.
*	Not Annualized.
+	The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.
**	Annualized.
§	Amount is less than 0.005%.

UIF International Growth Equity Portfolio	15

Where to Find Additional Information

Statement of Additional Information

In addition to this Prospectus, the Fund has a SAI, dated April 30, 2010, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Fund will publish annual and semi-annual reports that contain additional information about the Portfolio’s investments. In the Fund’s shareholder reports, when available, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio’s performance during that period.

For additional Fund information, including information regarding the investments comprising the Portfolio, and to make shareholder inquiries, please call 1-800-281-2715 or contact your insurance company.

You may obtain the SAI and shareholder reports, when available, without charge by contacting the Fund at the toll-free number above or your insurance company or on our web site at www.morganstanley.com/im.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission’s Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-551-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission’s web site at “http://www.sec.gov”; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund’s Investment Company Act registration number is 811-7607.

Class I Prospectus

April 30, 2010

The Universal Institutional Funds, Inc.

International Magnum Portfolio

Long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries.

Investment Adviser

Morgan Stanley Investment Management Inc.

The Universal Institutional Funds, Inc. (the “Fund”) is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.

The Securities and Exchange Commission (the “Commission”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Ticker Symbol: UIMPX

Class I Prospectus

Portfolio Summary

Portfolio Summary

International Magnum Portfolio

Objective

The Portfolio seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries.

Fees and Expenses of the Portfolio (Class I)

The table below describes the fees and expenses that you may pay if you buy and hold the classes of shares that may be offered by the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares. The table and example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Portfolio Operating Expenses would be higher.

Annual Portfolio Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Advisory Fees	0.80%
Distribution (12b-1) Fee	None
Other Expenses*	0.42%
Total Annual Portfolio Operating Expenses	1.22%
Fee Waiver and/or Expense Reimbursement**	0.17%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%

*	The Portfolio may invest a portion of its assets in other investment companies (the “Acquired Funds”). The Portfolio’s shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Portfolio invests. The Portfolio estimates that these expenses constituted less than 0.01% of the Portfolio’s average net assets for the fiscal year ended December 31, 2009. The Portfolio’s estimated indirect expense from investing in the Acquired Funds is based upon the average allocation of the Portfolio’s investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds (including any current waivers and expense limitations) for the fiscal year ended December 31, 2009. Actual Acquired Fund expenses incurred by the Portfolio may vary with changes in the allocation of Portfolio assets among the Acquired Funds and with other events that directly affect the expenses of the Acquired Funds.

**	The Portfolio’s adviser, Morgan Stanley Investment Management Inc. (the “Adviser”), has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed), will not exceed 1.05%. The fee waivers and/or expense reimbursements are expected to continue until such time as the Fund’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate. The expenses of the Acquired Funds are not taken into account when calculating the fee waivers and/or expense reimbursements.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be equal to the amounts reflected in the table below.

	1 Year	3 Years	5 Years	10 Years
International Magnum Portfolio	$107	$334	$579	$1,283

Portfolio Turnover

The Portfolio pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio seeks to achieve long-term capital appreciation by investing primarily in equity securities of issuers in EAFE countries, which include Japan, most nations in Western Europe, Australia, New Zealand, Hong Kong and Singapore. In seeking to achieve this goal, the Portfolio uses a combination of strategic asset allocation and fundamental stock selection.

The Portfolio is managed using a two-part process. The Portfolio management team decides the appropriate allocation of the Portfolio’s assets among an international growth investment team and regional value-oriented investment teams responsible for Europe, Japan and developed Asia, including Australia and New Zealand (collectively, the “Investment Teams”). Allocation decisions among the Investment Teams are based on a variety of factors, including relative valuations, earnings expectations and macroeconomic factors. Once allocation deci-

UIF International Magnum Portfolio	1

International Magnum Portfolio (Cont’d)

sions have been made by the portfolio management team, each Investment Team determines which securities to purchase for its allocated portion of the portfolio using its own investment strategy. The international growth investment team generally looks for securities of issuers that it believes share the following characteristics: (1) industry leaders in their country, region or the world; (ii) strong balance sheets; (3) market capitalization typically greater than $1 billion; (4) attractive price to earnings ratios compared with earnings growth potential (PEG ratio); and (5) attractive earnings momentum as measured by earnings estimates revisions. The regional value-oriented investment teams look for securities of issuers in their respective regions that they believe are attractively valued.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Portfolio’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, contracts for difference (“CFDs”), swaps and other related instruments and techniques. The Portfolio may also use forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

The Portfolio invests primarily in countries included in the MSCI Europe, Australasia, Far East Index (the “MSCI EAFE Index”). Derivative instruments used by the Portfolio will be counted toward the Portfolio’s exposure in the types of securities listed above to the extent they have economic characteristics similar to such securities. The Portfolio may also invest up to 15% of its assets in countries not included in the MSCI EAFE Index, including emerging market or developing countries.

Principal Risks

An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Portfolio’s principal investment strategies are subject to the following principal risks:

• Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors, including events that affect entire financial markets or industries and events that affect particular issuers. To the extent that the Portfolio invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

• Foreign and Emerging Market Securities. Investing in foreign countries, particularly emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio’s investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

2	UIF International Magnum Portfolio

Class I Prospectus

Portfolio Summary

International Magnum Portfolio (Cont’d)

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares year-by-year and by showing how the Portfolio’s Class I shares’ average annual returns for the past one, five and ten year periods compare with those of an index of similar securities over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future. Updated performance information is available on the Fund’s website at www.morganstanley.com/im.

Annual Total Returns—Calendar Years (Class I)

Commenced operations on January 2, 1997

High Quarter	04/09 - 06/09	26.02%
Low Quarter	07/08 - 09/08	-21.64%

Average Annual Total Return (Class I)

(for the calendar periods ended December 31, 2009)

	International Magnum Portfolio	MSCI EAFE Index*
Past One Year	32.53%	31.78%
Past Five Years	3.17%	3.54%
Past Ten Years	0.27%	1.17%

*	The Morgan Stanley Capital International (MSCI) Europe, Australasia and the Far East (EAFE) Index is a free float-adjusted market capitalization index that is designed to measure the international equity market performance of developed markets, excluding the United States and Canada. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI EAFE Index currently consists of 21 developed market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. The

Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Investment Adviser

Adviser. Morgan Stanley Investment Management Inc.

Sub-Advisers. Morgan Stanley Investment Management Limited, Morgan Stanley Asset & Investment Trust Management Co., Limited and Morgan Stanley Investment Management Company.

Portfolio Manager. The Asset Allocation team manages the Portfolio. Information about the current member of the Asset Allocation team primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing the Portfolio
Francine J. Bovich	Managing Director	January 1997

Purchase and Sale of Portfolio Shares

This Prospectus offers Class I shares of the International Magnum Portfolio. The Fund does not currently offer Class II shares but may do so in the future. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For additional information about availability of Class II shares of the Portfolio, contact your insurance company or qualified pension or retirement plan.

Fund shares will be sold at the net asset value (“NAV”) next determined after we receive your redemption request.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

UIF International Magnum Portfolio	3

International Magnum Portfolio (Cont’d)

For more information, please refer to the “Shareholder Information—Purchasing and Selling Portfolio Shares” section of this Prospectus.

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

For more information, please refer to the “Shareholder Information—Taxes” section of the Prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), which may be affiliated or unaffiliated with the Adviser, the Adviser and/or the Portfolio’s distributor may pay (out of their own funds and not as an expense of the Portfolio) the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

4	UIF International Magnum Portfolio

Class I Prospectus

Details of the Portfolio

Details of the Portfolio

International Magnum Portfolio

Objective

The Portfolio seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries.

Approach

The Portfolio seeks to achieve long-term capital appreciation by investing primarily in equity securities of issuers in EAFE countries, which include Japan, most nations in Western Europe, Australia, New Zealand, Hong Kong and Singapore. In seeking to achieve this goal, the Portfolio uses a combination of strategic asset allocation and fundamental stock selection.

Process

The Portfolio is managed using a two-part process. The Portfolio management team decides the appropriate allocation of the Portfolio’s assets among an international growth investment team and regional value-oriented investment teams responsible for Europe, Japan and developed Asia, including Australia and New Zealand (collectively, the “Investment Teams”). Allocation decisions among the Investment Teams are based on a variety of factors, including relative valuations, earnings expectations and macroeconomic factors. Once allocation decisions have been made by the portfolio management team, each Investment Team determines which securities to purchase for its allocated portion of the portfolio using its own investment strategy. The international growth investment team generally looks for securities of issuers that it believes share the following characteristics: (1) industry leaders in their country, region or the world; (ii) strong balance sheets; (3) market capitalization typically greater than $1 billion; (4) attractive price to earnings ratios compared with earnings growth potential (PEG ratio); and (5) attractive earnings momentum as measured by earnings estimates revisions. The regional value-oriented investment teams look for securities of issuers in their respective regions that they believe are attractively valued. The regional value-oriented investment teams analyze each issuer’s finances, products and management, typically meeting with each issuer’s management before a stock is purchased for the Portfolio. The Investment Teams generally consider selling a portfolio holding when they determine that the holding no longer satisfies its investment criteria.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Portfolio’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, CFDs, swaps and other related instruments and techniques. The Portfolio may also use forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

The Portfolio invests primarily in countries included in the MSCI Europe, Australasia, Far East Index (the “MSCI EAFE Index”). Derivative instruments used by the Portfolio will be counted toward the Portfolio’s exposure in the types of securities listed above to the extent they have economic characteristics similar to such securities. The Portfolio may also invest up to 15% of its assets in countries not included in the MSCI EAFE Index, including emerging market or developing countries.

Risks

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in the equity securities of non-U.S. issuers and, to a lesser extent, issuers of emerging markets. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). To the extent that the Portfolio invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

UIF International Magnum Portfolio	5

International Magnum Portfolio (Cont’d)

Investing in foreign countries, particularly emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States.

In addition, the Portfolio’s investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Please see “Additional Risk Factors and Information” for further information about these and other risks of investing in the Portfolio.

6	UIF International Magnum Portfolio

Class I Prospectus

Risk Factors and Information

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Portfolio. The Portfolio’s investment practices and limitations are described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.

Equity Securities

Equity securities include common stock, preferred stock, convertible securities, depositary receipts, rights and warrants. The Portfolios may invest in equity securities that are publicly traded on securities exchanges or over the counter or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to sell and their value may fluctuate more dramatically than other securities. The prices of convertible securities are affected by changes similar to those of equity and fixed income securities. The value of a convertible security tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying equity security.

A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect the Portfolio’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

In connection with its investments in foreign securities, the Portfolio also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Portfolio may use cross currency hedging or proxy hedging with respect to currencies in which the Portfolio has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. Hedging the Portfolio’s currency risks involves the risk of mismatching the Portfolio’s objectives under a forward or futures contract with the value of securities denominated in a

UIF International Magnum Portfolio	7

Additional Risk Factors and Information (Cont’d)

particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Portfolio’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts.

Emerging Market Risks

Emerging market or developing countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market or developing countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Foreign Currency

The Portfolio’s investments generally will be denominated in foreign currencies. The value of foreign currencies fluctuates relative to the value of the U.S. dollar. Since the Portfolio may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolio’s assets. The Investment Teams may use derivatives to reduce this risk. The Investment Teams may in their discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Derivatives and Other Investments

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio’s investment objective, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Portfolio may principally use include the following:

Futures. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A

8	UIF International Magnum Portfolio

Class I Prospectus

Risk Factor and Information

Additional Risk Factors and Information (Cont’d)

decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts.

Options. If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium paid by the Portfolio. If the Portfolio sells an option, it sells to another person the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Portfolio. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

CFDs. A CFD is a privately negotiated contract between two parties, buyer and seller, stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument’s value at the end of the contract. The underlying instrument may be a single security, stock basket or index. A CFD can be set up to take either a short or long position on the underlying instrument. The buyer and seller are both required to post margin, which is adjusted daily. The buyer will also pay to the seller a financing rate on the notional amount of the capital employed by the seller less the margin deposit. In addition to the general risks of derivatives, CFDs may be subject to liquidity risk and counterparty risk.

Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected.

Temporary Defensive Investments

When the Investment Teams believe that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities that may be inconsistent with its principal investment strategies for temporary defensive purposes. If the Investment Teams incorrectly predict the effects of these changes, such defensive investments may adversely affect the Portfolio’s performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover

Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs. The Portfolio may engage in frequent trading of securities to achieve its investment objective.

UIF International Magnum Portfolio	9

Fund Management

Investment Adviser

The Investment Adviser is Morgan Stanley Investment Management Inc. The Adviser, with principal offices at 522 Fifth Avenue, New York, New York 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and the indirect parent of Morgan Stanley Distribution, Inc., the Fund’s distributor (the “Distributor”). Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2009, the Adviser, together with its affiliated asset management companies, had approximately $395.3 billion in assets under management or supervision.

Sub-Advisers

The Adviser has entered into Sub-Advisory Agreements with Morgan Stanley Investment Management Limited (“MSIM Limited”), located at 25 Cabot Square, Canary Wharf, London E14 4QA, England, Morgan Stanley Asset & Investment Trust Management Co., Limited (“MSAITM”), located at Yebisu Garden Place Tower, 20-3, Ebisu 4-chome, Shibuya-ku, Tokyo, Japan 150-6009, and Morgan Stanley Investment Management Company (“MSIM Company”), located at 23 Church Street, 16-01 Capital Square, Singapore 04981. MSIM Limited, MSAITM and MSIM Company are wholly-owned subsidiaries of Morgan Stanley. MSIM Limited, MSAITM and MSIM Company provide the Portfolio with investment advisory services subject to the overall supervision of the Adviser and the Fund’s Officers and Directors. The Adviser pays each of MSIM Limited, MSAITM and MSIM Company on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

Advisory Fee

The Adviser is entitled to receive an advisory fee at an annual percentage of the Portfolio’s average daily net assets as set forth in the table below:

Assets	Fee
First $500 million	0.80%
From $500 million to $1 billion	0.75%
More than $1 billion	0.70%

However, the Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 1.05% of its average daily net assets. For purposes of determining the amount of the advisory fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 1.05%. The fee waivers and/or expense reimbursements are expected to continue until such time as the Fund’s Board of Directors acts to discontinue such waivers and/or reimbursements when it deems that such action is appropriate.

For the fiscal year ended December 31, 2009, the Adviser received a fee for advisory services (net of fee waivers and/or expense reimbursements) equal to 0.63% of the Portfolio’s average daily net assets.

A discussion regarding the Board of Directors’ approval of the investment advisory agreement and the investment sub-advisory agreements is available in the Fund’s semi-annual report to shareholders for the period ended June 30, 2009.

The Adviser and/or the Distributor may pay compensation (out of their own funds and not as an expense of the Portfolio) to certain affiliated or unaffiliated brokers, dealers and/or certain insurance companies or other financial intermediaries or service providers in connection with the sale, distribution, marketing and/or retention of shares of the Portfolio and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of the Portfolio’s shares over other investment options. Any such payments will not change the net asset value or the price of the Portfolio’s shares. For more information, please see the Fund’s SAI.

10	UIF International Magnum Portfolio

Class I Prospectus

Fund Management

Fund Management (Cont’d)

Portfolio Management

The Portfolio’s assets are managed within the Asset Allocation team and the individual Investment Teams. The teams consist of portfolio managers and analysts. Francine J. Bovich is the member of the Asset Allocation team primarily responsible for the day-to-day management of the Portfolio. Ms. Bovich has been associated with the Adviser in an investment management capacity since 1993 and began managing the Portfolio in January 1997.

Members of the Investment Teams primarily responsible for individual security selection for the Portfolio include Johannes B. van den Berg, a Managing Director of the Adviser, David Sugimoto, a Managing Director of the Adviser, Brian Arcese, an Executive Director of the Adviser, James Cheng, a Managing Director of MSIM Company, and Matthew Leeman, a Managing Director of MSIM Limited.

Mr. van den Berg has been associated with the Adviser in an investment management capacity since July 2005. Prior to July 2005, Mr. van den Berg was Head of International Equities at 1838 Advisors. Mr. Sugimoto has been associated with the Adviser in an investment management capacity since July 2005. Prior to July 2005, Mr. Sugimoto was a Director and portfolio manager at 1838 Advisors. Mr. Arcese has been associated with the Adviser in an investment management capacity since 2006. Prior to November 2006, Mr. Arcese was an equity analyst at Blackrock (from April 2005 to November 2006) and an equity analyst and manager of high net worth client portfolios at 1838 Investment Advisers (from August 2001 to April 2005). Mr. Cheng has been associated with MSIM Company in an investment management capacity since August 2006. Prior to August 2006, Mr. Cheng worked in an investment management capacity at Invesco Asia Limited, Asia Strategic Investment Management Limited and Munich Re Asia Capital Management Limited. Mr. Leeman has been associated with MSIM Limited in an investment management capacity since December 2006. Prior to December 2006, Mr. Leeman was Co-Head of European Equities at Société Générale Asset Management.

The Fund’s SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Portfolio.

The composition of the teams may change from time to time.

UIF International Magnum Portfolio	11

Shareholder Information

Share Class

This Prospectus offers Class I shares of the International Magnum Portfolio. The Fund does not currently offer Class II shares but may do so in the future. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For additional information about the availability of Class II shares of the Portfolio, contact your insurance company or qualified pension or retirement plan.

Purchasing and Selling Portfolio Shares

Shares are offered on each day that the New York Stock Exchange (the “NYSE”) is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

There are no known disadvantages to variable product contract owners or qualified plan participants arising out of the fact that the Portfolio offers its shares to separate accounts of various insurance companies that offer variable annuity and variable life insurance products and various other entities under qualified pension and retirement plans. Nevertheless, the Board of Directors that oversees the Portfolio intends to monitor events to identify any material irreconcilable conflicts that may possibly arise due to these arrangements and to determine what action, if any, should be taken in response.

Pricing of Portfolio Shares

The price per share will be the NAV per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share’s portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.

About Net Asset Value

The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio’s investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, the value for those securities will be determined in good faith at fair value using methods approved by the Board of Directors. In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (for example, a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Fund’s Board of Directors. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer-specific development which is likely to have changed the value of the security. In these cases, the Portfolio’s NAV will reflect certain portfolio securities’ fair value rather than their market price. To the extent the Portfolio invests in open-end management companies that are registered under the Investment Company Act of 1940, as amended, the Portfolio’s NAV is calculated based upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

The NAV of Class I shares will differ from that of other classes because of class-specific expenses that each class may pay.

Dividends and Distributions

The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

12	UIF International Magnum Portfolio

Class I Prospectus

Shareholder Information

Shareholder Information (Cont’d)

Taxes

The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor’s tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners or qualified plan participants is referred to as “market-timing” or “short-term trading” and may present risks for other contract owners or participants with long-term interests in the Portfolio, which may include, among other things, dilution in the value of the Portfolio’s shares indirectly held by contract owners or participants with long-term interests in the Portfolio, interference with the efficient management of the Portfolio, increased brokerage and administrative costs and forcing the Portfolio to hold excess levels of cash.

In addition, the Portfolio is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Portfolio’s securities trade and the time as of which the Portfolio’s NAV is calculated (“time-zone arbitrage”). For example, a market-timer may submit instructions for the purchase of shares of the Portfolio based on events occurring after foreign market closing prices are established, but before the Portfolio’s NAV calculation that are likely to result in higher prices in foreign markets the following day. The market-timer would submit instructions to redeem the Portfolio’s shares the next day when the Portfolio’s share price would reflect the increased prices in foreign markets for a quick profit at the expense of contract owners or participants with long-term interests in the Portfolio.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price-arbitrage”). The Portfolio’s policies with respect to valuing portfolio securities are described above in “About Net Asset Value.”

The Fund’s Board of Directors has adopted policies and procedures to discourage frequent purchases and redemptions of Portfolio shares by Portfolio shareholders. Insurance companies or qualified plans generally do not provide specific contract owner or plan participant transaction instructions to the Portfolio on an ongoing basis. Therefore, to some extent, the Portfolio relies on the insurance companies and qualified plans to monitor frequent short-term trading by contract owners. However, the Portfolio has entered into agreements with insurance companies and qualified plans whereby the insurance companies and qualified plans are required to provide certain contract owner identification and transaction information upon the Portfolio’s request. The Portfolio may use this information to help identify and prevent market-timing activity in the Portfolio. There can be no assurance that the Portfolio will be able to identify or prevent all market-timing activity.

If the Portfolio identifies suspected market-timing activity, the insurance company or qualified plan will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners or participants). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to implement remedial steps to prevent market-timing activity in the Portfolio. If the insurance company or qualified plan is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners or participants may be able to engage in frequent trading to the detriment of contract owners or participants with long-term interests in the Portfolio. If the insurance company or qualified plan refuses to take remedial action, or takes action that the Portfolio deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company or qualified plan.

Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s securities is available in the Fund’s SAI.

UIF International Magnum Portfolio	13

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Portfolio’s Class I shares for the past five fiscal years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower. The information has been audited by Ernst & Young LLP, an independent registered public accounting firm. Ernst & Young LLP’s unqualified report appears in the Portfolio’s Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and the Portfolio’s financial statements, as well as the SAI, are available at no cost from the Portfolio at the toll free number noted on the back cover to this Prospectus or from your insurance company.

	2009	2008	2007		2006	2005
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$6.86	$14.50	$14.26		$12.38	$11.29
Income (Loss) From Investment Operations
Net Investment Income#	0.13	0.30	0.17		0.16	0.14
Net Realized and Unrealized Gain (Loss) on Investments	2.05	(6.09)	1.89		2.77	1.09
Total From Investment Operations	2.18	(5.79)	2.06		2.93	1.23
Distributions from and/or in Excess of:
Net Investment Income	(0.23)	(0.38)	(0.23)		(0.01)	(0.14)
Net Realized Gain	–	(1.47)	(1.59)		(1.04)	–
Total Distributions	(0.23)	(1.85)	(1.82)		(1.05)	(0.14)
Net Asset Value, End of Period	$8.81	$6.86	$14.50		$14.26	$12.38
Total Return±	32.53%	(44.62)%	14.59%		25.13%	11.07%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$98,707	$86,530	$209,933		$194,060	$150,641
Ratio of Expenses to Average Net Assets(1)	1.04%+	1.05%+	1.05	%+	1.09%†	1.15%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	N/A	N/A	N/A		N/A	1.15%
Ratio of Net Investment Income to Average Net Assets(1)	1.75%+	2.72%+	1.15	%+	1.25%	1.26%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01%	0.00%§	0.00	%§	N/A	N/A
Portfolio Turnover Rate	30%	26%	43%		80%	34%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	1.21%+	1.19%+	1.15	%+	1.18%	1.18%
Net Investment Income to Average Net Assets	1.58%+	2.58%+	1.05	%+	1.15%	1.23%
#	Per share amount is based on average shares outstanding.
±	Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.
+	The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.
§	Amount is less than 0.005%.
†	Effective June 1, 2006, the Adviser has agreed to voluntarily limit the ratio of expenses to average net assets to the maximum ratio of 1.05%. Prior to June 1, 2006, the maximum ratio was 1.15%.

14	UIF International Magnum Portfolio

Where to Find Additional Information

Statement of Additional Information

In addition to this Prospectus, the Fund has a SAI, dated April 30, 2010, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio’s investments. In the Fund’s shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio’s performance during that period.

For additional Fund information, including information regarding the investments comprising the Portfolio, and to make shareholder inquiries, please call 1-800-281-2715 or contact your insurance company.

You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company or on our web site at www.morganstanley.com/im.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission’s Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-551-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission’s web site at http://www.sec.gov; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund’s Investment Company Act registration number is 811-7607.

Class I Prospectus

April 30, 2010

The Universal Institutional Funds, Inc.

Mid Cap Growth Portfolio

Long-term capital growth by investing primarily in common stocks and other equity securities.

Investment Adviser

Morgan Stanley Investment Management Inc.

The Universal Institutional Funds, Inc. (the “Fund”) is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.

The Securities and Exchange Commission (the “Commission”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Ticker Symbol: UMGPX

Class I Prospectus

Portfolio Summary

Mid Cap Growth Portfolio

Objective

The Portfolio seeks long-term capital growth by investing primarily in common stocks and other equity securities.

Fees and Expenses of the Portfolio (Class I)

The table below describes the fees and expenses that you may pay if you buy and hold the classes of shares that may be offered by the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Portfolio Operating Expenses would be higher.

Annual Portfolio Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Advisory Fees	0.75%
Distribution (12b-1) Fee	None
Other Expenses	0.31%
Acquired Fund Fees & Expenses*	0.01%
Total Annual Portfolio Operating Expenses	1.07%
Fee Waiver and/or Expense Reimbursement**	0.02%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%

*	The Portfolio may invest a portion of its assets in other investment companies (the “Acquired Funds”). The Portfolio’s shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Portfolio invests. “Acquired Fund Fees & Expenses” in the table is an estimate of those expenses. The estimate is based upon the average allocation of the Portfolio’s investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds (including any current waivers and expense limitations) for the fiscal year ended December 31, 2009. Actual Acquired Fund expenses incurred by the Portfolio may vary with changes in the allocation of Portfolio assets among the Acquired Funds and with other events that directly affect the expenses of the Acquired Funds. Since “Acquired Fund Fees & Expenses” are not directly borne by the Portfolio, they are not reflected in the Portfolio’s financial statements, with the result that the information presented in the table will differ from that presented in the Financial Highlights.

**	The Portfolio’s adviser, Morgan Stanley Investment Management Inc. (the “Adviser”), has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed), will not exceed 1.05%. The fee waivers and/or expense reimbursements are expected to continue until such time as the Fund’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate. The expenses of the Acquired Funds are not taken into account when calculating the fee waivers and/or expense reimbursements.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the costs of investing in other mutual funds.

This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be equal to the amounts reflected in the table below.

	1 Year	3 Years	5 Years	10 Years
Mid Cap Growth Portfolio	$107	$334	$579	$1,283

Portfolio Turnover

The Portfolio pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies

The Adviser, invests primarily in growth-oriented equity securities of U.S. mid cap companies and foreign companies, including emerging market securities. The Adviser selects issues from a universe comprised of mid cap companies, most with market capitalizations of generally less than $35 billion.

The Adviser may invest up to 25% of the Portfolio’s net assets in foreign securities, including emerging market securities classified as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), American Depositary Shares (“ADSs”) or Global Depositary Shares (“GDSs”), foreign U.S. dollar-denominated securities that are traded on a U.S. exchange or local shares of emerging market or developing countries.

UIF Mid Cap Growth Portfolio	1

Mid Cap Growth Portfolio (Cont’d)

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Portfolio’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps and other related instruments and techniques. The Portfolio may also use forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in common stocks of mid cap companies. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. Derivative instruments used by the Portfolio will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

The Portfolio may invest up to 10% of its net assets in real estate investment trusts (“REITs”).

Principal Risks

An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Portfolio’s principal investment strategies are subject to the following principal risks:

• Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors, including events that affect entire financial markets or industries and events that affect particular issuers. To the extent that the Portfolio invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

• Mid Cap Companies. Investments in mid cap companies may involve greater risk than investments in larger, more established companies. The securities issued by mid cap companies may be less liquid and their prices may be subject to more abrupt or erratic price movements. In addition mid cap companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies. Certain market conditions may favor growth stocks or stocks of mid- sized companies, while other conditions may favor value stocks or stocks of larger or smaller companies. Accordingly, a portfolio of mid cap growth stocks may, over certain periods of time, underperform a portfolio of value stocks or stocks of larger or smaller companies or the overall market.

• REITs. Like mutual funds, REITs have expenses, including advisory and administration fees, that are paid by their shareholders. As a result, shareholders will absorb duplicate levels of fees when the Portfolio invests in REITs. A general downturn in real estate values also can hurt REIT performance. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for the Portfolio, including significantly reducing the return to the Portfolio on its investment in such company.

• Foreign and Emerging Market Securities. Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. The Portfolio’s investments may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have

2	UIF Mid Cap Growth Portfolio

Class I Prospectus

Portfolio Summary

Mid Cap Growth Portfolio (Cont’d)

additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares year-by-year and by showing how the Portfolio’s Class I shares’ average annual returns for the past one, five and ten year periods compare with those of an index of similar securities over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future. Updated performance information is available on the Fund’s website at www.morganstanley.com/im.

Annual Total Returns—Calendar Years (Class I)

Commenced operations on October 18, 1999

High Quarter	04/09 - 06/09	26.09%
Low Quarter	07/01 - 09/01	-27.34%

Average Annual Total Returns (Class I)

(for the calendar periods ended December 31, 2009)

	Mid Cap Growth Portfolio	Russell Midcap® Growth Index*
Past One Year	57.66%	46.29%
Past Five Years	5.75%	2.40%
Past Ten Years	0.28%	-0.52%

*	The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Index is a subset of the Russell 1000® Index and includes approximately 800 of the smallest securities in the Russell 1000® Index, which in turn consists of approximately 1,000 of the largest U.S. securities based on a combination of market capitalization and current index membership. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Investment Adviser

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Growth team manages the Portfolio. Information about the current members of the Growth team jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing the Portfolio
Dennis P. Lynch	Managing Director	April 2003
David S. Cohen	Managing Director	April 2003
Sam G. Chainani	Managing Director	June 2004
Alexander T. Norton	Executive Director	July 2005
Jason C. Yeung	Executive Director	September 2007
Armistead B. Nash	Executive Director	September 2008

Purchase and Sale of Portfolio Shares

This Prospectus offers Class I shares of the Mid Cap Growth Portfolio. The Fund also offers Class II shares of the Portfolio through a separate Prospectus. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Fund shares will be sold at the net asset value (“NAV”) next determined after we receive your redemption request.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract

UIF Mid Cap Growth Portfolio	3

Mid Cap Growth Portfolio (Cont’d)

premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the “Shareholder Information—Purchasing and Selling Portfolio Shares” section of this Prospectus.

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

For more information, please refer to the “Shareholder Information—Taxes” section of the Prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), which may be affiliated or unaffiliated with the Adviser, the Adviser and/or the Portfolio’s distributor may pay (out of their own funds and not as an expense of the Portfolio) the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

4	UIF Mid Cap Growth Portfolio

Class I Prospectus

Details of the Portfolio

Details of the Portfolio

Mid-Cap Growth Portfolio

Objective

The Portfolio seeks long-term capital growth by investing primarily in common stocks and other equity securities.

Approach

The Adviser invests primarily in growth-oriented equity securities of U.S. mid cap companies and foreign companies, including emerging market securities. The Adviser selects issues from a universe comprised of mid cap companies, most with market capitalizations of generally less than $35 billion.

The Adviser may invest up to 25% of the Portfolio’s net assets in foreign securities, including emerging market securities classified as ADRs, GDRs, ADSs or GDSs, foreign U.S. dollar-denominated securities that are traded on a U.S. exchange or local shares of emerging market or developing countries.

Process

The Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward profile. The Adviser generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

The Portfolio may purchase shares issued as part of, or a short period after, companies’ initial public offerings (“IPOs”), and may at times dispose of those shares shortly after their acquisition.

Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in common stocks of mid cap companies. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. Derivative instruments used by the Portfolio will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

A company is considered to be a mid cap company if it has a total market capitalization at the time of purchase of $35 billion or less. The market capitalization limit is subject to adjustment annually based upon the Adviser’s assessment as to the capitalization range of companies which possess the fundamental characteristics of mid cap companies.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Portfolio’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps and other related instruments and techniques. The Portfolio may also use forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

The Portfolio may invest up to 10% of its net assets in REITs.

Risks

Investing in the Portfolio may be appropriate for you if you are willing to accept the risk and uncertainties of investing in mid cap equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). To the extent that the Portfolio invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Investments in mid cap companies may involve greater risk than investments in larger, more established companies. The securities issued by mid cap companies may be less liquid and their prices may be subject to more abrupt or erratic price movements. In addition mid cap companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger

UIF Mid Cap Growth Portfolio	5

Details of the Portfolio (Cont’d)

companies. Certain market conditions may favor growth stocks or stocks of mid-sized companies, while other conditions may favor value stocks or stocks of larger or smaller companies. Accordingly, a portfolio of mid cap growth stocks may, over certain periods of time, underperform a portfolio of value stocks or stocks of larger or smaller companies or the overall market.

REITs pool investors’ funds for investments primarily in real estate properties or real estate related loans. Like mutual funds, REITs have expenses, including advisory and administration fees, that are paid by their shareholders. As a result, shareholders will absorb duplicate levels of fees when the Portfolio invests in REITs. The performance of any Portfolio REIT holdings ultimately depends on the types of real property in which the REITs invest and how well the property is managed. A general downturn in real estate values also can hurt REIT performance. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for the Portfolio, including significantly reducing the return to the Portfolio on its investment in such company.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States.

The Portfolio’s investments may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Please see “Additional Risk Factors and Information” for further information about these and other risks of investing in the Portfolio.

6	UIF Mid Cap Growth Portfolio

Class I Prospectus

Risk Factors and Information

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Portfolio. The Portfolio’s investment practices and limitations are described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, or companies. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities although they have tended to be more volatile in the short term. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.

Equity Securities

Equity securities include common stock, preferred stock, convertible securities, depositary receipts, rights and warrants. The Portfolio may invest in equity securities that are publicly traded on securities exchanges or over the counter or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to sell and their value may fluctuate more dramatically than other securities. The prices of convertible securities are affected by changes similar to those of equity and fixed income securities. The value of a convertible security tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying equity security.

A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls or diplomatic developments that could affect the Portfolio’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

In connection with its investments in foreign securities, the Portfolio also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Portfolio may use cross currency hedging or proxy hedging with respect to currencies in which the Portfolio has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of

UIF Mid Cap Growth Portfolio	7

Additional Risk Factors and Information (Cont’d)

one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. Hedging the Portfolio’s currency risks involves the risk of mismatching the Portfolio’s objectives under a forward or futures contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Portfolio’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts.

Emerging Markets Risks

Emerging market or developing countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market or developing countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and most nations located in Western Europe. Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial conditions of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Foreign Currency

The Portfolio’s investments may be denominated in foreign currencies. The value of foreign currencies may fluctuate relative to the value of the U.S. dollar. Since the Portfolio may invest in non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolio’s assets. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Initial Public Offerings

The Portfolio may purchase shares issued as part of, or a short period after, companies’ initial public offerings (“IPOs”), and may at times dispose of those shares shortly after their acquisition. The Portfolio’s purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time. The purchase of shares issued in IPOs may have a greater impact upon the Portfolio’s total returns during any period that the Portfolio has a small asset base. As the Portfolio’s assets grow, any impact of IPO investments on the Portfolio’s total return may decline.

Derivatives and Other Investments

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

8	UIF Mid Cap Growth Portfolio

Class I Prospectus

Risk Factors and Information

Additional Risk Factors and Information (Cont’d)

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio’s investment objective, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Portfolio may principally use include the following:

Futures. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts.

Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected.

Temporary Defensive Investments

When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities that may be inconsistent with its principal investment strategies for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio’s performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover

Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs. The Portfolio may engage in frequent trading of securities to achieve its investment objective.

UIF Mid Cap Growth Portfolio	9

Fund Management

Investment Adviser

The Investment Adviser is Morgan Stanley Investment Management Inc. The Adviser, with principal offices at 522 Fifth Avenue, New York, New York 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and the indirect parent of Morgan Stanley Distribution, Inc., the Fund’s distributor (the “Distributor”). Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2009, the Adviser, together with its affiliated asset management companies, had approximately $395.3 billion in assets under management or supervision.

Advisory Fee

The Adviser is entitled to receive an advisory fee at an annual percentage of the Portfolio’s average daily net assets as set forth in the table below:

Assets	Fee
First $500 million	0.75%
From $500 million to $1 billion	0.70%
More than $1 billion	0.65%

However, the Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 1.05% of its average daily net assets. For purposes of determining the amount of the advisory fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 1.05%. The fee waivers and/or expense reimbursements are expected to continue until such time as the Fund’s Board of Directors acts to discontinue such waivers and/or reimbursements when it deems that such action is appropriate.

For the fiscal year ended December 31, 2009, the Adviser received a fee for advisory services (net of fee waivers and/or expense reimbursements) equal to 0.73% of the Portfolio’s average daily net assets.

A discussion regarding the Board of Directors’ approval of the investment advisory agreement is available in the Fund’s semi-annual report to shareholders for the period ended June 30, 2009.

The Adviser and/or the Distributor may pay compensation (out of their own funds and not as an expense of the Portfolio) to certain affiliated or unaffiliated brokers, dealers and/or certain insurance companies or other financial intermediaries or service providers in connection with the sale, distribution, marketing and/or retention of shares of the Portfolio and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of the Portfolio’s shares over other investment options. Any such payments will not change the net asset value or the price of the Portfolio’s shares. For more information, please see the Fund’s SAI.

Portfolio Management

The Portfolio’s assets are managed by members of the Growth team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Dennis P. Lynch, David S. Cohen, Sam G. Chainani, Alexander T. Norton, Jason C. Yeung and Armistead B. Nash.

Mr. Lynch has been associated with the Adviser in an investment management capacity since 1998. Mr. Cohen has been associated with the Adviser in an investment management capacity since 1993. Mr. Chainani has been associated with the Adviser in an investment management capacity since 1996. Mr. Norton has been associated with the Adviser in an investment management capacity since 2000. Mr. Yueng has been associated with the Adviser in an investment management capacity since 2002. Mr. Nash has been associated with the Adviser in an investment management capacity since 2002.

Mr. Lynch is the lead manager of the Portfolio. Messrs. Cohen, Chainani, Norton, Yeung and Nash are co-portfolio managers. Members of the team collaborate to manage the assets of the Portfolio.

10	UIF Mid Cap Growth Portfolio

Class I Prospectus

Fund Management

Fund Management (Cont’d)

The Fund’s SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Portfolio.

The composition of the team may change from time to time.

UIF Mid Cap Growth Portfolio	11

Shareholder Information

Share Class

This Prospectus offers Class I shares of the Mid Cap Growth Portfolio. The Fund also offers Class II shares of the Portfolio through a separate Prospectus. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Purchasing and Selling Portfolio Shares

Shares are offered on each day that the New York Stock Exchange (the “NYSE”) is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

There are no known disadvantages to variable product contract owners or qualified plan participants arising out of the fact that the Portfolio offers its shares to separate accounts of various insurance companies that offer variable annuity and variable life insurance products and various other entities under qualified pension and retirement plans. Nevertheless, the Board of Directors that oversees the Portfolio intends to monitor events to identify any material irreconcilable conflicts that may possibly arise due to these arrangements and to determine what action, if any, should be taken in response.

Pricing of Portfolio Shares

The price per share will be the NAV per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share’s portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.

About Net Asset Value

The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio’s investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, the value for those securities will be determined in good faith at fair value using methods approved by the Board of Directors. In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (for example, a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Fund’s Board of Directors. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer-specific development which is likely to have changed the value of the security. In these cases, the Portfolio’s NAV will reflect certain portfolio securities’ fair value rather than their market price. To the extent the Portfolio invests in open-end management companies that are registered under the Investment Company Act of 1940, as amended, the Portfolio’s NAV is calculated based upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

The NAV of Class I shares will differ from that of other classes because of class-specific expenses that each class may pay.

Dividends and Distributions

The Portfolio distributes its net investment income, if any, at least annually as dividends and makes

12	UIF Mid Cap Growth Portfolio

Class I Prospectus

Shareholder Information

Shareholder Information (Cont’d)

distributions of its net realized capital gains, if any, at least annually.

Taxes

The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor’s tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners or qualified plan participants is referred to as “market-timing” or “short-term trading” and may present risks for other contract owners or participants with long-term interests in the Portfolio, which may include, among other things, dilution in the value of the Portfolio’s shares indirectly held by contract owners or participants with long-term interests in the Portfolio, interference with the efficient management of the Portfolio, increased brokerage and administrative costs and forcing the Portfolio to hold excess levels of cash.

In addition, the Portfolio is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Portfolio’s securities trade and the time as of which the Portfolio’s NAV is calculated (“time-zone arbitrage”). For example, a market-timer may submit instructions for the purchase of shares of the Portfolio based on events occurring after foreign market closing prices are established, but before the Portfolio’s NAV calculation that are likely to result in higher prices in foreign markets the following day. The market-timer would submit instructions to redeem the Portfolio’s shares the next day when the Portfolio’s share price would reflect the increased prices in foreign markets for a quick profit at the expense of contract owners or participants with long-term interests in the Portfolio.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price-arbitrage”). The Portfolio’s policies with respect to valuing portfolio securities are described above in “About Net Asset Value.”

The Fund’s Board of Directors has adopted policies and procedures to discourage frequent purchases and redemptions of Portfolio shares by Portfolio shareholders. Insurance companies or qualified plans generally do not provide specific contract owner or plan participant transaction instructions to the Portfolio on an ongoing basis. Therefore, to some extent, the Portfolio relies on the insurance companies and qualified plans to monitor frequent short-term trading by contract owners. However, the Portfolio has entered into agreements with insurance companies and qualified plans whereby the insurance companies and qualified plans are required to provide certain contract owner identification and transaction information upon the Portfolio’s request. The Portfolio may use this information to help identify and prevent market-timing activity in the Portfolio. There can be no assurance that the Portfolio will be able to identify or prevent all market-timing activity.

If the Portfolio identifies suspected market-timing activity, the insurance company or qualified plan will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners or participants). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to implement remedial steps to prevent market-timing activity in the Portfolio. If the insurance company or qualified plan is unwilling or unable to take remedial

UIF Mid Cap Growth Portfolio	13

Shareholder Information (Cont’d)

steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners or participants may be able to engage in frequent trading to the detriment of contract owners or participants with long-term interests in the Portfolio. If the insurance company or qualified plan refuses to take remedial action, or takes action that the Portfolio deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company or qualified plan.

Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s securities is available in the Fund’s SAI.

14	UIF Mid Cap Growth Portfolio

Class I Prospectus

Financial Highlights

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Portfolio’s Class I shares for the past five fiscal years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower. The information has been audited by Ernst & Young LLP, an independent registered public accounting firm. Ernst & Young LLP’s unqualified report appears in the Portfolio’s Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and the Portfolio’s financial statements, as well as the SAI, are available at no cost from the Portfolio at the toll free number noted on the back cover to this Prospectus or from your insurance company.

	Year Ended December 31,
	2009		2008	2007		2006	2005

Selected Per Share Data and Ratios

Net Asset Value, Beginning of Period	$5.81		$14.58	$12.48		$12.18	$10.36

Income (Loss) from Investment Operations

Net Investment Income (Loss)#	(0.01)		(0.04)	0.04		0.01	(0.06)
Net Realized and Unrealized Gain (Loss)	3.36		(5.51)	2.74		1.07	1.88
Total From Investment Operations	3.35		(5.55)	2.78		1.08	1.82

Distributions from and/or in Excess of:

Net Investment Income	–		(0.10)	–		–	–
Net Realized Gain	–		(3.12)	(0.68)		(0.78)	–
Total Distributions	–		(3.22)	(0.68)		(0.78)	–
Net Asset Value, End of Period	$9.16		$5.81	$14.58		$12.48	$12.18
Total Return±	57.66%		(46.77)%	22.67%		9.28%	17.57%

Ratios and Supplemental Data:

Net Assets, End of Period (Thousands)	$55,559		$48,874	$122,169		$120,414	$111,677
Ratio of Expenses to Average Net Assets(1)	1.04	%+	1.05%+	1.06	%+	1.05%	1.05%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	N/A		N/A	1.05	%+	1.05%	1.05%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	(0.12	)%+	(0.37)%+	0.27	%+	0.07%	(0.54)%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01%		0.00%§	0.00	%§	N/A	N/A
Portfolio Turnover Rate	41%		41%	78%		65%	103%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	1.06	%+	1.06%+	1.09	%+	1.06%	1.09%
Net Investment Income (Loss) to Average Net Assets	(0.14	)%+	(0.38)%+	0.23	%+	0.06%	(0.58)%

#	Per share amount is based on average shares outstanding.
±	Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.
+	The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.
§	Amount is less than 0.005%.

UIF Mid Cap Growth Portfolio	15

Where to Find Additional Information

Statement of Additional Information

In addition to this Prospectus, the Fund has a SAI, dated April 30, 2010, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio’s investments. In the Fund’s shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio’s performance during that period.

For additional Fund information, including information regarding the investments comprising the Portfolio, and to make shareholder inquiries, please call 1-800-281-2715 or contact your insurance company.

You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company or on our web site at www.morganstanley.com/im.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission’s Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-551-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission’s web site at http://www.sec.gov; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund’s Investment Company Act registration number is 811-7607.

Class II Prospectus

April 30, 2010

The Universal Institutional Funds, Inc.

Mid Cap Growth Portfolio

Long-term capital growth by investing primarily in common stocks and other equity securities.

Investment Adviser

Morgan Stanley Investment Management Inc.

The Universal Institutional Funds, Inc. (the “Fund”) is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.

The Securities and Exchange Commission (the “Commission”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Ticker Symbol: UMGTX

Class II Prospectus

Portfolio Summary

Mid Cap Growth Portfolio

Objective

The Portfolio seeks long-term capital growth by investing primarily in common stocks and other equity securities.

Fees and Expenses of the Portfolio (Class II)

The table below describes the fees and expenses that you may pay if you buy and hold the classes of shares that may be offered by the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Portfolio Operating Expenses would be higher.

Annual Portfolio Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Advisory Fees	0.75%
Distribution (12b-1) Fee	0.35%
Other Expenses	0.31%
Acquired Fund Fees & Expenses*	0.01%
Total Annual Portfolio Operating Expenses	1.42%
Fee Waiver and/or Expense Reimbursement**	0.27%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.15%

*	The Portfolio may invest a portion of its assets in other investment companies (the “Acquired Funds”). The Portfolio’s shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Portfolio invests. “Acquired Fund Fees & Expenses” in the table is an estimate of those expenses. The estimate is based upon the average allocation of the Portfolio’s investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds (including any current waivers and expense limitations) for the fiscal year ended December 31, 2009. Actual Acquired Fund expenses incurred by the Portfolio may vary with changes in the allocation of Portfolio assets among the Acquired Funds and with other events that directly affect the expenses of the Acquired Funds. Since “Acquired Fund Fees & Expenses” are not directly borne by the Portfolio, they are not reflected in the Portfolio’s financial statements, with the result that the information presented in the table will differ from that presented in the Financial Highlights.

**	The Portfolio’s adviser, Morgan Stanley Investment Management Inc. (the “Adviser”), has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed) (but including any 12b-1 fee paid to the Distributor), will not exceed 1.15%. The fee waivers and/or expense reimbursements are expected to continue until such time as the Fund’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate. The expenses of the Acquired Funds are not taken into account when calculating the fee waivers and/or expense reimbursements.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be equal to the amounts reflected in the table below.

	1 Year	3 Years	5 Years	10 Years
Mid Cap Growth Portfolio	$117	$365	$633	$1,398

Portfolio Turnover

The Portfolio pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies

The Adviser invests primarily in growth-oriented equity securities of U.S. mid cap companies and foreign companies, including emerging market securities. The Adviser selects issues from a universe comprised of mid cap companies, most with market capitalizations of generally less than $35 billion.

The Adviser may invest up to 25% of the Portfolio’s net assets in foreign securities, including emerging market securities classified as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), American Depositary Shares (“ADSs”) or Global Depositary Shares (“GDSs”), foreign U.S. dollar-denominated securities that are traded on a U.S. exchange or local shares of emerging market or developing countries.

UIF Mid Cap Growth Portfolio	1

Mid Cap Growth Portfolio (Cont’d)

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Portfolio’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps and other related instruments and techniques. The Portfolio may also use forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in common stocks of mid cap companies. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. Derivative instruments used by the Portfolio will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

The Portfolio may invest up to 10% of its net assets in real estate investment trusts (“REITs”).

Principal Risks

An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Portfolio’s principal investment strategies are subject to the following principal risks:

• Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors, including events that affect entire financial markets or industries and events that affect particular issuers. To the extent that the Portfolio invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

• Mid Cap Companies. Investments in mid cap companies may involve greater risk than investments in larger, more established companies. The securities issued by mid cap companies may be less liquid and their prices may be subject to more abrupt or erratic price movements. In addition mid cap companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies. Certain market conditions may favor growth stocks or stocks of mid-sized companies, while other conditions may favor value stocks or stocks of larger or smaller companies. Accordingly, a portfolio of mid cap growth stocks may, over certain periods of time, underperform a portfolio of value stocks or stocks of larger or smaller companies or the overall market.

• REITs. Like mutual funds, REITs have expenses, including advisory and administration fees, that are paid by their shareholders. As a result, shareholders will absorb duplicate levels of fees when the Portfolio invests in REITs. A general downturn in real estate values also can hurt REIT performance. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for the Portfolio, including significantly reducing the return to the Portfolio on its investment in such company.

• Foreign and Emerging Market Securities. Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. The Portfolio’s investments may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have

2	UIF Mid Cap Growth Portfolio

Class II Prospectus

Portfolio Summary

Mid Cap Growth Portfolio (Cont’d)

additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class II shares year-by-year and by showing how the Portfolio’s Class II shares’ average annual returns for the past one-year and five-year periods and since the Portfolio’s Class II inception compare with those of an index of similar securities over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future. Updated performance information is available on the Fund’s website at www.morganstanley.com/im.

Annual Total Returns—Calendar Years (Class II)

Commenced operations on May 5, 2003

High Quarter	04/09 - 06/09	26.10%
Low Quarter	10/08 - 12/08	-26.03%

Average Annual Total Returns (Class II)

(for the calendar periods ended December 31, 2009)

	Mid Cap Growth Portfolio	Russell Midcap® Growth Index*
Past One Year	57.37%	46.29%
Past Five Years	5.61%	2.40%
Since Inception 5/5/03	11.47%	8.22%

*

The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Index is a subset of the Russell 1000® Index and includes approximately 800 of the smallest securities in the Russell 1000® Index, which in turn consists of approximately 1,000 of the largest U.S. securities based on a combination of market capitalization and current index membership. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Investment Adviser

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Growth team manages the Portfolio. Information about the current members of the Growth team jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing the Portfolio
Dennis P. Lynch	Managing Director	April 2003
David S. Cohen	Managing Director	April 2003
Sam G. Chainani	Managing Director	June 2004
Alexander T. Norton	Executive Director	July 2005
Jason C. Yeung	Executive Director	September 2007
Armistead B. Nash	Executive Director	September 2008

Purchase and Sale of Portfolio Shares

This Prospectus offers Class II shares of the Mid Cap Growth Portfolio. The Fund also offers Class I shares of the Portfolio through a separate Prospectus. Class I shares are subject to lower expenses, but may not be available through your insurance company. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Fund shares will be sold at the net asset value (“NAV”) next determined after we receive your redemption request.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company

UIF Mid Cap Growth Portfolio	3

Mid Cap Growth Portfolio (Cont’d)

purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the “Shareholder Information—Purchasing and Selling Portfolio Shares” section of this Prospectus.

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

For more information, please refer to the “Shareholder Information—Taxes” section of the Prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), which may be affiliated or unaffiliated with the Adviser, the Adviser and/or the Portfolio’s distributor may pay (out of their own funds and not as an expense of the Portfolio) the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

4	UIF Mid Cap Growth Portfolio

Class II Prospectus

Risk Factors and Information

Details of the Portfolio

Mid Cap Growth Portfolio

Objective

The Portfolio seeks long-term capital growth by investing primarily in common stocks and other equity securities.

Approach

The Adviser invests primarily in growth-oriented equity securities of U.S. mid cap companies and foreign companies, including emerging market securities. The Adviser selects issues from a universe comprised of mid cap companies, most with market capitalizations of generally less than $35 billion.

The Adviser may invest up to 25% of the Portfolio’s net assets in foreign securities, including emerging market securities classified as ADRs, GDRs, ADSs or GDSs, foreign U.S. dollar-denominated securities that are traded on a U.S. exchange or local shares of emerging market or developing countries.

Process

The Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward profile. The Adviser generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

The Portfolio may purchase shares issued as part of, or a short period after, companies’ initial public offerings (“IPOs”), and may at times dispose of those shares shortly after their acquisition.

Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in common stocks of mid cap companies. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. Derivative instruments used by the Portfolio will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

A company is considered to be a mid cap company if it has a total market capitalization at the time of purchase of $35 billion or less. The market capitalization limit is subject to adjustment annually based upon the Adviser’s assessment as to the capitalization range of companies which possess the fundamental characteristics of mid cap companies.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Portfolio’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps and other related instruments and techniques. The Portfolio may also use forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

The Portfolio may invest up to 10% of its net assets in REITs.

Risks

Investing in the Portfolio may be appropriate for you if you are willing to accept the risk and uncertainties of investing in mid cap equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). To the extent that the Portfolio invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Investments in mid cap companies may involve greater risk than investments in larger, more established companies. The securities issued by mid cap companies may be less liquid and their prices may be subject to more abrupt or erratic price movements. In addition mid cap companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger

UIF Mid Cap Growth Portfolio	5

Details of the Portfolio (Cont’d)

companies. Certain market conditions may favor growth stocks or stocks of mid-sized companies, while other conditions may favor value stocks or stocks of larger or smaller companies. Accordingly, a portfolio of mid cap growth stocks may, over certain periods of time, underperform a portfolio of value stocks or stocks of larger or smaller companies or the overall market.

REITs pool investors’ funds for investments primarily in real estate properties or real estate related loans. Like mutual funds, REITs have expenses, including advisory and administration fees, that are paid by their shareholders. As a result, shareholders will absorb duplicate levels of fees when the Portfolio invests in REITs. The performance of any Portfolio REIT holdings ultimately depends on the types of real property in which the REITs invest and how well the property is managed. A general downturn in real estate values also can hurt REIT performance. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for the Portfolio, including significantly reducing the return to the Portfolio on its investment in such company.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States.

The Portfolio’s investments may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Please see “Additional Risk Factors and Information” for further information about these and other risks of investing in the Portfolio.

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Class II Prospectus

Additional Investment Information

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Portfolio. The Portfolio’s investment practices and limitations are described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, or companies. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities although they have tended to be more volatile in the short term. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.

Equity Securities

Equity securities include common stock, preferred stock, convertible securities, depositary receipts, rights and warrants. The Portfolio may invest in equity securities that are publicly traded on securities exchanges or over the counter or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to sell and their value may fluctuate more dramatically than other securities. The prices of convertible securities are affected by changes similar to those of equity and fixed income securities. The value of a convertible security tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying equity security.

A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls or diplomatic developments that could affect the Portfolio’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

In connection with its investments in foreign securities, the Portfolio also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Portfolio may use cross currency hedging or proxy hedging with respect to currencies in which the Portfolio has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of

UIF Mid Cap Growth Portfolio	7

Additional Risk Factors and Information (Cont’d)

one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. Hedging the Portfolio’s currency risks involves the risk of mismatching the Portfolio’s objectives under a forward or futures contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Portfolio’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts.

Emerging Market Risks

Emerging market or developing countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market or developing countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and most nations located in Western Europe. Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial conditions of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Foreign Currency

The Portfolio’s investments may be denominated in foreign currencies. The value of foreign currencies may fluctuate relative to the value of the U.S. dollar. Since the Portfolio may invest in non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolio’s assets. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Initial Public Offerings

The Portfolio may purchase shares issued as part of, or a short period after, companies’ initial public offerings (“IPOs”), and may at times dispose of those shares shortly after their acquisition. The Portfolio’s purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time. The purchase of shares issued in IPOs may have a greater impact upon the Portfolio’s total returns during any period that the Portfolio has a small asset base. As the Portfolio’s assets grow, any impact of IPO investments on the Portfolio’s total return may decline.

Derivatives and Other Investments

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

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Class II Prospectus

Additional Investment Information

Additional Risk Factors and Information (Cont’d)

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio’s investment objective, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Portfolio may principally use include the following:

Futures. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts.

Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected.

Temporary Defensive Investments

When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities that may be inconsistent with its principal investment strategies for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio’s performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover

Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs. The Portfolio may engage in frequent trading of securities to achieve its investment objective.

UIF Mid Cap Growth Portfolio	9

Fund Management

Investment Adviser

The Investment Adviser is Morgan Stanley Investment Management Inc. The Adviser, with principal offices at 522 Fifth Avenue, New York, New York 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and the indirect parent of Morgan Stanley Distribution, Inc., the Fund’s distributor (the “Distributor”). Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2009, the Adviser, together with its affiliated asset management companies, had approximately $395.3 billion in assets under management or supervision.

Advisory Fee

The Adviser is entitled to receive an advisory fee at an annual percentage of the Portfolio’s average daily net assets as set forth in the table below:

Assets	Fee
First $500 million	0.75%
From $500 million to $1 billion	0.70%
More than $1 billion	0.65%

However, the Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 1.15% of its average daily net assets. For purposes of determining the amount of the advisory fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 1.15%. The fee waivers and/or expense reimbursements are expected to continue until such time as the Fund’s Board of Directors acts to discontinue such waivers and/or reimbursements when it deems that such action is appropriate.

For the fiscal year ended December 31, 2009, the Adviser received a fee for advisory services (net of fee waivers and/or expense reimbursements) equal to 0.73% of the Portfolio’s average daily net assets.

A discussion regarding the Board of Directors’ approval of the investment advisory agreement is available in the Fund’s semi-annual report to shareholders for the period ended June 30, 2009.

Portfolio Management

The Portfolio’s assets are managed by members of the Growth team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Dennis P. Lynch, David S. Cohen, Sam G. Chainani, Alexander T. Norton, Jason C. Yeung and Armistead B. Nash.

Mr. Lynch has been associated with the Adviser in an investment management capacity since 1998. Mr. Cohen has been associated with the Adviser in an investment management capacity since 1993. Mr. Chainani has been associated with the Adviser in an investment management capacity since 1996. Mr. Norton has been associated with the Adviser in an investment management capacity since 2000. Mr. Yeung has been associated with the Adviser in an investment management capacity since 2002. Mr. Nash has been associated with the Adviser in an investment management capacity since 2002.

Mr. Lynch is the lead manager of the Portfolio. Messrs. Cohen, Chainani, Norton, Yeung and Nash are co-portfolio managers. Members of the team collaborate to manage the assets of the Portfolio.

The Fund’s SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Portfolio.

The composition of the team may change from time to time.

Distribution Plan

The Fund has adopted a Plan of Distribution for the Portfolio’s Class II shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Plan”). Under the Plan, the Portfolio is authorized to pay the Distributor a monthly 12b-1 fee at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. Such amount shall be paid to compensate the Distributor for remittance to insurance companies

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Class II Prospectus

Fund Management

Fund Management (Cont’d)

which offer the Fund as an investment option. These payments are intended to compensate insurance companies for distribution and/or administrative related expenses incurred or paid in connection with the distribution of Class II shares of the Portfolio. The Distributor has voluntarily agreed to waive 0.25% of the 0.35% 12b-1 fee that it may receive. This waiver is voluntary, and the Distributor reserves the right to terminate the waiver at any time and without notice.

Since the 12b-1 fees associated with the Plan are paid out of the Portfolio’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Portfolio) to certain affiliated or unaffiliated brokers, dealers and/or certain insurance companies or other financial intermediaries or service providers in connection with the sale, distribution, marketing and/or or retention of shares of the Portfolio and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of the Portfolio’s shares over other investment options. Any such payments will not change the net asset value or the price of the Portfolio’s shares. For more information, please see the Fund’s SAI.

UIF Mid Cap Growth Portfolio	11

Shareholder Information

Share Class

This Prospectus offers Class II shares of the Mid Cap Growth Portfolio. The Fund also offers Class I shares of the Portfolio through a separate Prospectus. Class I shares are subject to lower expenses, but may not be available through your insurance company. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Purchasing and Selling Portfolio Shares

Shares are offered on each day that the New York Stock Exchange (the “NYSE”) is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

There are no known disadvantages to variable product contract owners or qualified plan participants arising out of the fact that the Portfolio offers its shares to separate accounts of various insurance companies that offer variable annuity and variable life insurance products and various other entities under qualified pension and retirement plans. Nevertheless, the Board of Directors that oversees the Portfolio intends to monitor events to identify any material irreconcilable conflicts that may possibly arise due to these arrangements and to determine what action, if any, should be taken in response.

Pricing of Portfolio Shares

The price per share will be the NAV per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share’s portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.

About Net Asset Value

The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio’s investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, the value for those securities will be determined in good faith at fair value using methods approved by the Board of Directors. In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (for example, a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Fund’s Board of Directors. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer-specific development which is likely to have changed the value of the security. In these cases, the Portfolio’s NAV will reflect certain portfolio securities’ fair value rather than their market price. To the extent the Portfolio invests in open-end management companies that are registered under the Investment Company Act of 1940, as amended, the Portfolio’s NAV is calculated based upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

The NAV of Class II shares will differ from that of other classes because of class-specific expenses that each class may pay.

Dividends and Distributions

The Portfolio distributes its net investment income, if any, at least annually as dividends and makes

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Class II Prospectus

Shareholder Information

Shareholder Information (Cont’d)

distributions of its net realized capital gains, if any, at least annually.

Taxes

The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor’s tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners or qualified plan participants is referred to as “market-timing” or “short-term trading” and may present risks for other contract owners or participants with long-term interests in the Portfolio, which may include, among other things, dilution in the value of the Portfolio’s shares indirectly held by contract owners or participants with long-term interests in the Portfolio, interference with the efficient management of the Portfolio, increased brokerage and administrative costs and forcing the Portfolio to hold excess levels of cash.

In addition, the Portfolio is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Portfolio’s securities trade and the time as of which the Portfolio’s NAV is calculated (“time-zone arbitrage”). For example, a market-timer may submit instructions for the purchase of shares of the Portfolio based on events occurring after foreign market closing prices are established, but before the Portfolio’s NAV calculation that are likely to result in higher prices in foreign markets the following day. The market-timer would submit instructions to redeem the Portfolio’s shares the next day when the Portfolio’s share price would reflect the increased prices in foreign markets for a quick profit at the expense of contract owners or participants with long-term interests in the Portfolio.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price-arbitrage”). The Portfolio’s policies with respect to valuing portfolio securities are described above in “About Net Asset Value.”

The Fund’s Board of Directors has adopted policies and procedures to discourage frequent purchases and redemptions of Portfolio shares by Portfolio shareholders. Insurance companies or qualified plans generally do not provide specific contract owner or plan participant transaction instructions to the Portfolio on an ongoing basis. Therefore, to some extent, the Portfolio relies on the insurance companies and qualified plans to monitor frequent short-term trading by contract owners. However, the Portfolio has entered into agreements with insurance companies and qualified plans whereby the insurance companies and qualified plans are required to provide certain contract owner identification and transaction information upon the Portfolio’s request. The Portfolio may use this information to help identify and prevent market-timing activity in the Portfolio. There can be no assurance that the Portfolio will be able to identify or prevent all market-timing activity.

If the Portfolio identifies suspected market-timing activity, the insurance company or qualified plan will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners or participants). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to implement remedial steps to prevent market-timing activity in the Portfolio. If the insurance company or qualified plan is unwilling or unable to take remedial

UIF Mid Cap Growth Portfolio	13

Shareholder Information (Cont’d)

steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners or participants may be able to engage in frequent trading to the detriment of contract owners or participants with long-term interests in the Portfolio. If the insurance company or qualified plan refuses to take remedial action, or takes action that the Portfolio deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company or qualified plan.

Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s securities is available in the Fund’s SAI.

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Class II Prospectus

Financial Highlights

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Portfolio’s Class II shares for the past five fiscal years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower. The information has been audited by Ernst & Young LLP, an independent registered public accounting firm. Ernst & Young LLP’s unqualified report appears in the Portfolio’s Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and the Portfolio’s financial statements, as well as the SAI, are available at no cost from the Portfolio at the toll free number noted on the back cover to this Prospectus or from your insurance company.

	Year Ended December 31,
	2009		2008	2007		2006	2005
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$5.77		$14.50	$12.42		$12.14	$10.35
Income (Loss) From Investment Operations
Net Investment Income (Loss)#	(0.01)		(0.05)	0.04		0.00 †	(0.07)
Net Realized and Unrealized Gain (Loss)	3.33		(5.48)	2.72		1.06	1.86
Total From Investment Operations	3.32		(5.53)	2.76		1.06	1.79
Distributions from and/or in Excess of:
Net Investment Income	–		(0.08)	–		–	–
Net Realized Gain	–		(3.12)	(0.68)		(0.78)	–
Total Distributions	–		(3.20)	(0.68)		(0.78)	–
Net Asset Value, End of Period	$9.09		$5.77	$14.50		$12.42	$12.14
Total Return±	57.37%		(46.82)%	22.61%		9.14%	17.29%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$183,047		$107,647	$167,962		$182,020	$44,316
Ratio of Expenses to Average Net Assets(1)	1.14	%+	1.15%+	1.16	%+	1.15%	1.15%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	N/A		N/A	1.15	%+	1.15%	1.15%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	(0.20	)%+	(0.47)%+	0.27	%+	(0.04)%	(0.63)%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01%		0.00%§	0.00	%§	N/A	N/A
Portfolio Turnover Rate	41%		41%	78%		65%	103%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.41	%+	1.41%+	1.44	%+	1.40%	1.44%
Net Investment Loss to Average Net Assets	(0.47	)%+	(0.73)%+	(0.01	)%+	(0.29)%	(0.92)%

†	Amount is less than $0.005 per share.
#	Per share amount is based on average shares outstanding.
±	Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.
+	The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.
§	Amount is less than 0.005%.

UIF Mid Cap Growth Portfolio	15

Where to Find Additional Information

Statement of Additional Information

In addition to this Prospectus, the Fund has a SAI, dated April 30, 2010, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio’s investments. In the Fund’s shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio’s performance during that period.

For additional Fund information, including information regarding the investments comprising the Portfolio, and to make shareholder inquiries, please call 1-800-281-2715 or contact your insurance company.

You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company or on our web site at www.morganstanley.com/im.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission’s Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-551-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission’s web site at http://www.sec.gov; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund’s Investment Company Act registration number is 811-7607.

Class II Prospectus

April 30, 2009

The Universal Institutional Funds, Inc.

Small Company Growth Portfolio

Long-term capital appreciation by investing primarily in growth-oriented equity securities of small companies.

Investment Adviser

Morgan Stanley Investment Management Inc.

The Universal Institutional Funds, Inc. (the “Fund”) is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.

The Securities and Exchange Commission (the “Commission”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Ticker Symbol: USIIX

Class II Prospectus

Portfolio Summary

Portfolio Summary

Small Company Growth Portfolio

Effective July 30, 2004, the Portfolio suspended the offering of its shares to new investors. The Portfolio will continue to offer its shares to existing shareholders. The Portfolio may recommence offering its shares to new investors at such time as the Portfolio’s adviser, Morgan Stanley Investment Management Inc. (the “Adviser”), determines that it would be consistent with prudent portfolio management to do so.

Objective

The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small companies.

Fees and Expenses of the Portfolio (Class II)

The table below describes the fees and expenses that you may pay if you buy and hold the classes of shares that may be offered by the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Portfolio Operating Expenses would be higher.

Annual Portfolio Operating Expenses

(expenses that you pay each year as a percentage of the value of your investments)

Advisory Fees	0.92%
Distribution (12b-1) Fee	0.35%
Other Expenses*	0.44%
Total Annual Portfolio Operating Expenses	1.71%
Fee Waiver and/or Expense Reimbursement**	0.45%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.26%

*	The Portfolio may invest a portion of its assets in other investment companies (the “Acquired Funds”). The Portfolio’s shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Portfolio invests. The Portfolio estimates that these expenses constituted less than 0.01% of the Portfolio’s average net assets for the fiscal year ended December 31, 2009. The Portfolio’s estimated indirect expense from investing in the Acquired Funds is based upon the average allocation of the Portfolio’s investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds (including any current waivers and expense limitations) for the fiscal year ended December 31, 2009. Actual Acquired Fund expenses incurred by the Portfolio may vary with changes in the allocation of Portfolio assets among the Acquired Funds and with other events that directly affect the expenses of the Acquired Funds.
**	The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed) (but including any 12b-1 fee), will not exceed 1.25%. The fee waivers and/or expense reimbursements are expected to continue until such time as the Fund’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate. The expenses of the Acquired Funds are not taken into account when calculating the fee waivers and/or expense reimbursements.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be equal to the amounts reflected in the table below.

	1 Year	3 Years	5 Years	10 Years
Small Company Growth Portfolio	$128	$400	$692	$1,523

Portfolio Turnover

The Portfolio pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies

The Adviser seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small U.S. and foreign companies, including emerging market securities. The Adviser selects issues from a universe comprised of small cap companies, most with market capitalizations of generally less than $4 billion.

The Adviser may invest up to 25% of the Portfolio’s net assets in foreign securities, including emerging market securities classified as American Depositary Receipts (“ADRs”), Global Depositary Receipts

UIF Small Company Growth Portfolio	1

Small Company Growth Portfolio (Cont’d)

(“GDRs”), American Depositary Shares (“ADSs”) or Global Depositary Shares (“GDSs”), foreign U.S. dollar-denominated securities that are traded on a U.S. exchange or local shares of emerging market or developing countries.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Portfolio’s use of derivatives may involve the purchase and sale of derivative instruments such as futures and swaps and other related instruments and techniques. The Portfolio may also use forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

The Portfolio may invest up to 10% of its net assets in real estate investment trusts (“REITs”).

Under normal circumstances, at least 80% of the assets of the Portfolio will be invested in equity securities of small companies. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. Derivative instruments used by the Portfolio will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Principal Risks

An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Portfolio’s principal investment strategies are subject to the following principal risks:

• Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors, including events that affect entire financial markets or industries and events that affect particular issuers. In addition, at times, growth-oriented equity securities of small companies may underperform relative to the overall market. To the extent that the Portfolio invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

• Small Capitalization Companies. Market prices for small companies’ equity securities tend to be more volatile than those of larger, more established companies. Such companies may themselves be more vulnerable to economic or company specific problems. Because of high valuations placed on companies with growth prospects within certain sectors, such as technology, biotechnology and internet, the Portfolio may own securities of companies that have significant market capitalizations despite a general lack of operating history and/or positive earnings.

• Foreign and Emerging Market Securities. Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. The Portfolio’s investments may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

• REITs. Like mutual funds, REITs have expenses, including advisory and administration fees, that are paid by their shareholders. As a result, shareholders will absorb duplicate levels of fees when the Portfolio invests in REITs. A general downturn in real estate values also can hurt REIT performance. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for the Portfolio, including significantly reducing the return to the Portfolio on its investment in such company.

2	UIF Small Company Growth Portfolio

Class II Prospectus

Portfolio Summary

Small Company Growth Portfolio (Cont’d)

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class II shares year-by-year and by showing how the Portfolio’s Class II shares’ average annual returns for the past one-year and five-year periods and since the Portfolio’s inception compare with those of an index of similar securities over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future. Updated performance information is available on the Fund’s website at www.morganstanley.com/im.

Annual Total Returns—Calendar Year (Class II)

Commenced operations on April 30, 2003

High Quarter	04/09 - 06/09	24.32%
Low Quarter	10/08 - 12/08	-21.91%

Average Annual Total Returns (Class II)

(for the calendar periods ended December 31, 2009)

	Small Company Growth Portfolio	Russell 2000® Growth Index*
Past One Year	46.64%	34.47%
Past Five Years	2.57%	0.87%
Since Inception 4/30/03	9.58%	8.14%

*

The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market capitalization and current index membership. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Investment Adviser

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Growth team manages the Portfolio. Information about the current members of the Growth team jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing the Portfolio
Dennis P. Lynch	Managing Director	April 2003
David S. Cohen	Managing Director	April 2003
Sam G. Chainani	Managing Director	June 2004
Alexander T. Norton	Executive Director	July 2005
Jason C. Yeung	Executive Director	September 2007
Armistead B. Nash	Executive Director	September 2008

Purchase and Sale of Fund Shares

This Prospectus offers Class II shares of the Small Company Growth Portfolio. The Fund does not currently offer Class I shares but may do so in the future. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For additional information about availability of Class I shares of the Portfolio, contact your insurance company or qualified pension or retirement plan.

Fund shares will be sold at the net asset value (“NAV”) next determined after we receive your redemption request.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company

UIF Small Company Growth Portfolio	3

Small Company Growth Portfolio (Cont’d)

purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the “Shareholder Information—Purchasing and Selling Fund Shares” section of this Prospectus.

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

For more information, please refer to the “Shareholder Information—Taxes” section of the Prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), which may be affiliated or unaffiliated with the Adviser, the Adviser and/or the Portfolio’s distributor may pay (out of their own funds and not as an expense of the Portfolio) the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

4	UIF Small Company Growth Portfolio

Class II Prospectus

Details of the Fund

Details of the Fund

Small Company Growth Portfolio

Effective July 30, 2004, the Portfolio suspended the offering of its shares to new investors. The Portfolio will continue to offer its shares to existing shareholders. The Portfolio may recommence offering its shares to new investors at such time as the Adviser determines that it would be consistent with prudent portfolio management to do so.

Objective

The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small companies.

Approach

The Adviser seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small U.S. and foreign companies, including emerging market securities. The Adviser selects issuers from a universe comprised of small cap companies, most with market capitalizations of generally less than $4 billion.

The Adviser may invest up to 25% of the Portfolio’s net assets in foreign securities, including emerging market securities classified as ADRs, GDRs, ADSs or GDSs, foreign U.S. dollar-denominated securities that are traded on a U.S. exchange or local shares of emerging market or developing countries.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Portfolio’s use of derivatives may involve the purchase and sale of derivative instruments such as futures and swaps and other related instruments and techniques. The Portfolio may also use forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Process

The Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward profile. The Adviser generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

The Portfolio may invest up to 10% of its net assets in REITs.

Under normal circumstances, at least 80% of the assets of the Portfolio will be invested in equity securities of small companies. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. Derivative instruments used by the Portfolio will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

A company is considered to be a small cap company if it has a total market capitalization at the time of purchase of $4 billion or less. The market capitalization limit is subject to adjustment annually based upon the Adviser’s assessment as to the capitalization range of companies which possess the fundamental characteristics of small cap companies.

Risks

An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective.

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in the equity securities of growth-oriented small companies. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). In addition, at times, growth-oriented equity securities of small companies may underperform relative to the overall market.

The risk of investing in equity securities is intensified in the case of the small companies in which the Portfolio will invest. Market prices for such companies’ equity securities tend to be more volatile than those of larger, more established companies. Such

UIF Small Company Growth Portfolio	5

Small Company Growth Portfolio (Cont’d)

companies may themselves be more vulnerable to economic or company specific problems. Because of high valuations placed on companies with growth prospects within certain sectors, such as technology, biotechnology and internet, the Portfolio may own securities of companies that have significant market capitalizations despite a general lack of operating history and/or positive earnings.

To the extent that the Portfolio invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States.

The Portfolio’s investments may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

REITs pool investors’ funds for investments primarily in real estate properties or real estate related loans. Like mutual funds, REITs have expenses, including advisory and administration fees, that are paid by their shareholders. As a result, shareholders will absorb duplicate levels of fees when the Portfolio invests in REITs. The performance of any Portfolio REIT holdings ultimately depends on the types of real property in which the REITs invest and how well the property is managed. A general downturn in real estate values also can hurt REIT performance. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for the Portfolio, including significantly reducing the return to the Portfolio on its investment in such company.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Please see “Additional Risk Factors and Information” for further information about these and other risks of investing in the Portfolio.

6	UIF Small Company Growth Portfolio

Class II Prospectus

Risk Factors and Information

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Portfolio. The Portfolio’s investment practices and limitations are described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.

Equity Securities

Equity securities include common stock, preferred stock, convertible securities, depositary receipts, rights and warrants. The Portfolio may invest in equity securities that are publicly traded on securities exchanges or over the counter or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to sell and their value may fluctuate more dramatically than other securities. The prices of convertible securities are affected by changes similar to those of equity and fixed income securities. The value of a convertible security tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying equity security.

A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect the Portfolio’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

In connection with its investments in foreign securities, the Portfolio also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Portfolio may use cross currency hedging or proxy hedging with respect to currencies in which the Portfolio has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a

UIF Small Company Growth Portfolio	7

Additional Risk Factors and Information (Cont’d)

different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. Hedging the Portfolio’s currency risks involves the risk of mismatching the Portfolio’s objectives under a forward or futures contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Portfolio’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts.

Emerging Market Risks

The Portfolio may invest in emerging market or developing countries, which are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market or developing countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. These countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precatious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Foreign Currency

The Portfolio’s investments may be denominated in foreign currencies. The value of foreign currencies may fluctuate relative to the value of the U.S. dollar. Since the Portfolio may invest in such non- U.S. dollar-denominated securities, and therefore may convert the value of foreign securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolio’s assets. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Derivatives and Other Investments

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio’s investment objective, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Portfolio may principally use include the following:

Futures. A futures contract is a standardized agreement between two parties to buy or sell a specific

8	UIF Small Company Growth Portfolio

Class II Prospectus

Risk Factors and Information

Additional Risk Factors and Information (Cont’d)

quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts.

Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected.

Private Placements and Restricted Securities

The Portfolio’s investments may also include “Rule 144A” securities, which are subject to resale restrictions. These securities are generally referred to as private placements or restricted securities. Rule 144A securities could have the effect of increasing the level of Portfolio illiquidity to the extent the Portfolio may be unable to find qualified institutional buyers interested in purchasing the securities. The illiquidity of the market may also adversely affect the ability of the Fund’s Directors to arrive at a fair value for certain securities at certain times and could make it difficult for the Portfolio to sell certain securities.

Temporary Defensive Investments

When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities that may be inconsistent with its principal investment strategies for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio’s performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover

Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs. The Portfolio may engage in frequent trading of securities to achieve its investment objective.

UIF Small Company Growth Portfolio	9

Fund Management

Investment Adviser

The Investment Adviser is Morgan Stanley Investment Management Inc., which does business in certain instances as “Van Kampen.” The Adviser, with principal offices at 522 Fifth Avenue, New York, New York 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and the indirect parent of Morgan Stanley Distribution, Inc., the Fund’s distributor (the “Distributor”). Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2009, the Adviser, together with its affiliated asset management companies, had approximately $395.3 billion in assets under management or supervision.

Advisory Fee

The Adviser is entitled to receive an advisory fee at an annual percentage of the Portfolio’s average daily net assets as set forth in the table below:

Assets	Fee
First $1 billion	0.92%
From $1 billion to $1.5 billion	0.85%
More than $1.5 billion	0.80%

However, the Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 1.25% of its average daily net assets. For purposes of determining the amount of the advisory fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 1.25%. The fee waivers and/or expense reimbursements are expected to continue until such time as the Fund’s Board of Directors acts to discontinue such waivers and/or reimbursements when it deems that such action is appropriate.

For the fiscal year ended December 31, 2009, the Adviser received a fee for advisory services (net of fee waivers and/or expense reimbursements) equal to 0.77% of the Portfolio’s average daily net assets.

A discussion regarding the Board of Directors’ approval of the investment advisory agreement is available in the Fund’s semi-annual report to shareholders for the period ended June 30, 2009.

Portfolio Management

The Portfolio’s assets are managed by members of the Growth team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Dennis P. Lynch, David S. Cohen, Sam G. Chainani, Alexander T. Norton, Jason C. Yeung and Armistead B. Nash.

Mr. Lynch has been associated with the Adviser in an investment management capacity since 1998. Mr. Cohen has been associated with the Adviser in an investment management capacity since 1993. Mr. Chainani has been associated with the Adviser in an investment management capacity since 1996. Mr. Norton has been associated with the Adviser in an investment management capacity since 2000. Mr. Yeung has been associated with the Adviser in an investment management capacity since 2002. Mr. Nash has been associated with the Adviser in an investment management capacity since 2002.

Mr. Lynch is the lead portfolio manager of the Portfolio. Messrs. Cohen, Chainani, Norton, Yeung and Nash are co-portfolio managers. Members of the team collaborate to manage the assets of the Portfolio.

The Fund’s SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Portfolio.

The composition of the team may change from time to time.

Distribution Plan

The Fund has adopted a Plan of Distribution for the Portfolio’s Class II shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Plan”). Under the Plan, the Portfolio is authorized to pay the Distributor a monthly 12b-1 fee at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. Such amount shall be paid to compensate the Distributor for remittance to insurance companies which offer the Fund as an investment option. These payments are intended to compensate insurance companies for distribution and/or administrative related expenses incurred or paid in connection with the distribution of Class II shares of the Portfolio. The Distributor has voluntarily agreed to waive

10	UIF Small Company Growth Portfolio

Class II Prospectus

Fund Management

Fund Management (Cont’d)

0.30% of the 0.35% 12b-1 fee that it may receive. This waiver is voluntary, and the Distributor reserves the right to terminate the waiver at any time and without notice.

Since the 12b-1 fees associated with the Plan are paid out of the Portfolio’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Portfolio) to certain affiliated or unaffiliated brokers, dealers and/or certain insurance companies or other financial intermediaries or service providers in connection with the sale, distribution, marketing and/or retention of shares of the Portfolio and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of the Portfolio’s shares over other investment options. Any such payments will not change the net asset value or the price of the Portfolio’s shares. For more information, please see the Fund’s SAI.

UIF Small Company Growth Portfolio	11

Shareholder Information

Share Class

This Prospectus offers Class II shares of the Small Company Growth Portfolio. The Fund does not currently offer Class I shares but may do so in the future. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For additional information about availability of Class I shares of the Portfolio, contact your insurance company or qualified pension or retirement plan.

Purchasing and Selling Portfolio Shares

Shares are offered on each day that the New York Stock Exchange (the “NYSE”) is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

There are no known disadvantages to variable product contract owners or qualified plan participants arising out of the fact that the Portfolio offers its shares to separate accounts of various insurance companies that offer variable annuity and variable life insurance products and various other entities under qualified pension and retirement plans. Nevertheless, the Board of Directors that oversees the Portfolio intends to monitor events to identify any material irreconcilable conflicts that may possibly arise due to these arrangements and to determine what action, if any, should be taken in response.

Pricing of Portfolio Shares

The price per share will be the NAV per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share’s portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.

About Net Asset Value

The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio’s investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, the value for those securities will be determined in good faith at fair value using methods approved by the Board of Directors. In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (for example, a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Fund’s Board of Directors. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer-specific development which is likely to have changed the value of the security. In these cases, the Portfolio’s NAV will reflect certain portfolio securities’ fair value rather than their market price. To the extent the Portfolio invests in open-end management companies that are registered under the Investment Company Act of 1940, as amended, the Portfolio’s NAV is calculated based upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

The NAV of Class II shares will differ from that of other classes because of class-specific expenses that each class may pay.

12	UIF Small Company Growth Portfolio

Class II Prospectus

Shareholder Information

Shareholder Information (Cont’d)

Dividends and Distributions

The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor’s tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners or qualified plan participants are referred to as “market-timing” or “short-term trading” and may present risks for other contract owners or participants with long-term interests in the Portfolio, which may include, among other things, dilution in the value of the Portfolio’s shares indirectly held by contract owners or participants with long-term interests in the Portfolio, interference with the efficient management of the Portfolio, increased brokerage and administrative costs and forcing the Portfolio to hold excess levels of cash.

In addition, the Portfolio is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Portfolio’s securities trade and the time as of which the Portfolio’s NAV is calculated (“time-zone arbitrage”). For example, a market-timer may submit instructions for the purchase of shares of the Portfolio based on events occurring after foreign market closing prices are established, but before the Portfolio’s NAV calculation that are likely to result in higher prices in foreign markets the following day. The market-timer would submit instructions to redeem the Portfolio’s shares the next day when the Portfolio’s share price would reflect the increased prices in foreign markets for a quick profit at the expense of contract owners or participants with long-term interests in the Portfolio.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price-arbitrage”). The Portfolio’s policies with respect to valuing portfolio securities are described in “About Net Asset Value.”

The Fund’s Board of Directors has adopted policies and procedures to discourage frequent purchases and redemptions of Portfolio shares by Portfolio shareholders. Insurance companies or qualified plans generally do not provide specific contract owner or plan participant transaction instructions to the Portfolio on an ongoing basis. Therefore, to some extent, the Portfolio relies on the insurance companies and qualified plans to monitor frequent short-term trading by contract owners. However, the Portfolio has entered into agreements with insurance companies and qualified plans whereby the insurance companies and qualified plans are required to provide certain contract owner identification and transaction information upon the Portfolio’s request. The Portfolio may use this information to help identify and prevent market-timing activity in the Portfolio. There can be no assurance that the Portfolio will be able to identify or prevent all market-timing activity.

If the Portfolio identifies suspected market-timing activity, the insurance company or qualified plan will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners or participants). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to implement remedial steps to prevent market-timing activity in the Portfolio. If the insurance company or

UIF Small Company Growth Portfolio	13

Shareholder Information (Cont’d)

qualified plan is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners or participants may be able to engage in frequent trading to the detriment of contract owners or participants with long-term interests in the Portfolio. If the insurance company or qualified plan refuses to take remedial action, or takes action that the Portfolio deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company or qualified plan.

Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s securities is available in the Fund’s SAI.

14	UIF Small Company Growth Portfolio

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Portfolio’s Class II shares for the past five fiscal years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower. The information has been audited by Ernst & Young LLP an independent registered public accounting firm. Ernst & Young LLP’s unqualified report appears in the Portfolio’s Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and the Portfolio’s financial statements, as well as the SAI, are available at no cost from the Portfolio at the toll free number noted on the back cover to this Prospectus or from your insurance company.

	Year Ended December 31,
	2009		2008	2007		2006	2005
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$9.09		$16.93	$17.94		$17.36	$15.48
Income (Loss) From Investment Operations
Net Investment Loss#	(0.05)		(0.03)	(0.10)		(0.14)	(0.03)
Net Realized and Unrealized Gain (Loss)	4.29		(6.38)	0.70		2.07	2.01
Total From Investment Operations	4.24		(6.41)	0.60		1.93	1.98
Distributions from and/or in Excess of:
Net Realized Gain	–		(1.43)	(1.61)		(1.35)	(0.10)
Net Asset Value, End of Period	$13.33		$9.09	$16.93		$17.94	$17.36
Total Return±	46.64%		(40.43)%	2.96%		11.84%	12.88%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$33,495		$26,481	$51,171		$58,336	$50,785
Ratio of Expenses to Average Net Assets(1)	1.25	%+	1.25%+	1.25	%+	1.25%	1.25%
Ratio of Net Investment Income Loss to Average Net Assets(1)	(0.49	)%+	(0.23)%+	(0.56	)%+	(0.80)%	(0.19)%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§	0.00%§	0.00	%§	N/A	N/A
Portfolio Turnover Rate	30%		38%	52%		68%	72%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.70	%+	1.70%+	1.63	%+	1.73%	1.81%
Net Investment Loss to Average Net Assets	(0.94	)%+	(0.68)%+	(0.94	)%+	(1.28)%	(0.75)%
#	Per share amount is based on average shares outstanding.
±	Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.
+	The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.
§	Amount is less than 0.005%.

Class II Prospectus

Financial Highlights

UIF Small Company Growth Portfolio	15

Where to Find Additional Information

Statement of Additional Information

In addition to this Prospectus, the Fund has a SAI, dated April 30, 2010, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio’s investments. In the Fund’s shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio’s performance during that period.

For additional Fund information, including information regarding investments comprising the Portfolio, and to make shareholder inquiries, please call 1-800-281-2715.

You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company or on our web site at www.morganstanley.com/im.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission’s Public Reference Room in Washington D.C. (for information on the operation of the Public Reference Room, call 1-202-551-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission’s web site at http://www.sec.gov; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund’s Investment Company Act registration number is 811-7607.

Class I Prospectus

April 30, 2010

The Universal Institutional Funds, Inc.

U.S. Mid Cap Value Portfolio

Above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.

Investment Adviser

Morgan Stanley Investment Management Inc.

The Universal Institutional Funds, Inc. (the “Fund”) is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.

The Securities and Exchange Commission (the “Commission”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Ticker Symbol: UMCVX

Class I Prospectus

Portfolio Summary

U.S. Mid Cap Value Portfolio

Objective

The Portfolio seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.

Fees and Expenses of the Portfolio (Class I)

The table below describes the fees and expenses that you may pay if you buy and hold the classes of shares that may be offered by the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares. The table and example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Portfolio Expenses would be higher.

Annual Portfolio Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Advisory Fees	0.72%
Distribution (12b-1) Fee	None
Other Expenses*	0.31%
Total Annual Portfolio Operating Expenses	1.03%
Fee Waiver and/or Expense Reimbursement**	0.00%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.03%

*	The Portfolio may invest a portion of its assets in other investment companies (the “Acquired Funds”). The Portfolio’s shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Portfolio invests. The Portfolio estimates that these expenses constituted less than 0.01% of the Portfolio’s average net assets for the fiscal year ended December 31, 2009. The Portfolio’s estimated indirect expense from investing in the Acquired Funds is based upon the average allocation of the Portfolio’s investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds (including any current waivers and expense limitations) for the fiscal year ended December 31, 2009. Actual Acquired Fund expenses incurred by the Portfolio may vary with changes in the allocation of Portfolio assets among the Acquired Funds and with other events that directly affect the expenses of the Acquired Funds.

**	The Portfolio’s adviser Morgan Stanley Investment Management Inc. (the “Adviser”), has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed), will not exceed 1.05%. The fee waivers and/or expense reimbursements are expected to continue until such time as the Fund’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate. The expenses of the Acquired Funds are not taken into account when calculating the fee waivers and/or expense reimbursements.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be equal to the amounts reflected in the table below.

	1 Year	3 Years	5 Years	10 Years
U.S. Mid Cap Value Portfolio	$105	$328	$569	$1,259

Portfolio Turnover

The Portfolio pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 64% of the average value of its portfolio.

Principal Investment Strategies

The Adviser invests primarily in common stocks of companies traded on a U.S. securities exchange with capitalizations generally in the range of companies included in the Russell Midcap® Value Index.

The Adviser seeks attractively valued companies experiencing a change that the Adviser believes could have a positive impact on a company’s outlook, such as a change in management, industry dynamics or operational efficiency. In determining whether securities should be sold, the Adviser considers factors such as appreciation to fair value, fundamental change in the company or changes in economic or market trends.

Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in equity securities of companies traded on a U.S. securities exchange with capitalizations within the range of companies included in the Russell Midcap® Value Index. This

UIF U.S. Mid Cap Value Portfolio	1

U.S. Mid Cap Value Portfolio (Cont’d)

policy may be changed without shareholder approval; however, you would be notified in writing of any changes. As of December 31, 2009, these market capitalizations ranged between $263 million and $13.7 billion. Derivative instruments used by the Portfolio will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within those policies.

The Portfolio may invest up to 20% of its net assets in real estate investment trusts (“REITs”). The Portfolio may invest up to 20% of its total assets in securities of foreign issuers. This percentage limitation, however, does not apply to securities of foreign companies that are listed in the United States on a national exchange. The securities in which the Portfolio may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars. The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Portfolio’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps and other related instruments and techniques.

Principal Risks

An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Portfolio’s principal investment strategies are subject to the following principal risks:

• Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors, including events which affect entire financial markets or industries and events that affect particular issuers. To the extent that the Portfolio invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

• Mid Cap Companies. Investments in mid cap companies may involve greater risk than investments in larger, more established companies. The securities issued by mid cap companies may be less liquid and their prices subject to more abrupt or erratic price movements. In addition, mid cap companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies. Certain market conditions may favor stocks of mid-sized companies, while other conditions may favor stocks of larger or smaller companies. Accordingly, a portfolio of mid cap stocks may, over certain periods of time, underperform a portfolio of stocks of larger or smaller companies or the overall market.

• REITs. Like mutual funds, REITs have expenses, including advisory and administration fees, that are paid by their shareholders. As a result, shareholders will absorb duplicate levels of fees when the Portfolio invests in REITs. A general downturn in real estate values also can hurt REIT performance. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for the Portfolio, including significantly reducing the return to the Portfolio on its investment in such company.

• Foreign and Emerging Market Securities. Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States.

The Portfolio’s investments may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

2	UIF U.S. Mid Cap Value Portfolio

Class I Prospectus

Portfolio Summary

U.S. Mid Cap Value Portfolio (Cont’d)

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares year-by-year and by showing how the Portfolio’s Class I shares’ average annual returns for the past one-year and five-year periods and since the Portfolio’s Class II inception compare with those of an index of similar securities over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future. Updated performance information is available on the Fund’s website at www.morganstanley.com/im.

Annual Total Returns—Calendar Years (Class I)

Commenced operations on January 2, 1997

High Quarter	07/09 - 09/09	23.70%
Low Quarter	10/08 - 12/08	-28.40%

Average Annual Total Return (Class I)

(for the calendar periods ended December 31, 2009)

	U.S. Mid Cap Value Portfolio	Russell Midcap® Value Index*
Past One Year	39.21%	34.21%
Past Five Years	3.62%	1.98%
Past Ten Years	4.11%	7.58%

*

The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap® Index is a subset of the Russell 1000® Index and includes approximately 800 of the smallest securities in the Russell 1000® Index, which in turn consists of approximately 1,000 of the largest U.S. securities based on a combination of market capitalization and current index membership. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Investment Adviser

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Equity Income team manages the Portfolio. Information about the current members of the Equity Income team jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing the Portfolio
Thomas R. Cooper	Managing Director	December 2005
Thomas B. Bastian	Managing Director	September 2003
Mary Jayne Maly	Managing Director	July 2008
John Mazanec	Executive Director	June 2008
James O. Roeder	Managing Director	September 2003
Mark J. Laskin	Executive Director	January 2007
Sergio Marcheli	Executive Director	September 2003

Purchase and Sale of Portfolio Shares

This Prospectus offers Class I shares of the U.S. Mid Cap Value Portfolio. The Fund also offers Class II shares of the Portfolio through a separate Prospectus. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For additional information about the availability of Class II shares of the Portfolio, contact your insurance company or qualified pension or retirement plan.

Fund shares will be sold at the net asset value (“NAV”) next determined after we receive your redemption request.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity

UIF U.S. Mid Cap Value Portfolio	3

U.S. Mid Cap Value Portfolio (Cont’d)

contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the “Shareholder Information—Purchasing and Selling Portfolio Shares” section of this Prospectus.

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

For more information, please refer to the “Shareholder Information—Taxes” section of the Prospectus.

Payments to Broker-Dealers and Other Financial

Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), which may be affiliated or unaffiliated with the Adviser, the Adviser and/or the Portfolio’s distributor may pay (out of their own funds and not as an expense of the Portfolio) the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

4	UIF U.S. Mid Cap Value Portfolio

Class I Prospectus

Details of the Portfolio

Details of the Portfolio

U.S. Mid Cap Value Portfolio

Objective

The Portfolio seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.

Approach

The Adviser invests primarily in common stocks of companies traded on a U.S. securities exchange with capitalizations generally in the range of companies included in the Russell Midcap® Value Index. The Portfolio may purchase stocks that typically do not pay dividends.

Process

The Adviser seeks attractively valued companies experiencing a change that the Adviser believes could have a positive impact on a company’s outlook, such as a change in management, industry dynamics or operational efficiency. In determining whether securities should be sold, the Adviser considers factors such as appreciation to fair value, fundamental change in the company or changes in economic or market trends.

Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in equity securities of companies traded on a U.S. securities exchange with capitalizations within the range of companies included in the Russell Midcap® Value Index. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. As of December 31, 2009, these market capitalizations ranged between $263 million and $13.7 billion. The market capitalization limit is subject to adjustment annually based upon the Adviser’s assessment as to the capitalization range of companies which possess the fundamental characteristics of mid cap companies. Derivative instruments used by the Portfolio will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within those policies.

The Portfolio may invest up to 20% of its net assets in REITs. The Portfolio may invest up to 20% of its total assets in securities of foreign issuers. This percentage limitation, however, does not apply to securities of foreign companies that are listed in the United States on a national exchange. The securities in which the Portfolio may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars. The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Portfolio’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps and other related instruments and techniques.

Risks

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in mid cap equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events which affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). To the extent that the Portfolio invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Investments in mid cap companies may involve greater risk than investments in larger, more established companies. The securities issued by mid cap companies may be less liquid and their prices subject to more abrupt or erratic price movements. In addition, mid cap companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies. Certain market conditions may favor stocks of mid-sized companies, while other conditions may favor stocks of larger or smaller companies. Accordingly, a portfolio of mid cap stocks may, over certain periods of time, underperform a portfolio of stocks of larger or smaller companies or the overall market. The Adviser’s perception that a stock is under- or over-valued may not be accurate or may not be realized.

UIF U.S. Mid Cap Value Portfolio	5

U.S. Mid Cap Value Portfolio (Cont’d)

REITs pool investors’ funds for investments primarily in real estate properties or real estate related loans. Like mutual funds, REITs have expenses, including advisory and administration fees, that are paid by their shareholders. As a result, shareholders will absorb duplicate levels of fees when the Portfolio invests in REITs. The performance of any Portfolio REIT holdings ultimately depends on the types of real property in which the REITs invest and how well the property is managed. A general downturn in real estate values also can hurt REIT performance. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for the Portfolio, including significantly reducing the return to the Portfolio on its investment in such company.

At times, the Portfolio’s guideline for sector weightings may result in significant exposure to one or more market sectors.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States.

The Portfolio’s investments may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Please see “Additional Risk Factors and Information” for further information about these and other risks of investing in the Portfolio.

6	UIF U.S. Mid Cap Value Portfolio

Class I Prospectus

Additional Investment Information

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Portfolio. The Portfolio’s investment practices and limitations are described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries or companies. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.

Equity Securities

Equity securities include common stock, preferred stock, convertible securities, depositary receipts, rights and warrants. The Portfolio may invest in equity securities that are publicly traded on securities exchanges or over the counter or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to sell and their value may fluctuate more dramatically than other securities. The prices of convertible securities are affected by changes similar to those of equity and fixed income securities. The value of a convertible security tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying equity security.

A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls or diplomatic developments that could affect the Portfolio’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

Emerging Market Risks

Emerging market or developing countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market or developing countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging

UIF U.S. Mid Cap Value Portfolio	7

Additional Risk Factors and Information (Cont’d)

market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Foreign Currency

The Portfolio’s investments may be denominated in foreign currencies. The value of foreign currencies fluctuates relative to the value of the U.S. dollar. Since the Portfolio may invest in non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolio’s assets. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Derivatives and Other Investments

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio’s investment objective, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Portfolio may principally use include the following:

Futures. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts.

Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guar-

8	UIF U.S. Mid Cap Value Portfolio

Class I Prospectus

Additional Investment Information

Additional Risk Factors and Information (Cont’d)

anty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected.

Temporary Defensive Investments

When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities that may be inconsistent with its principal investment strategies for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio’s performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover

Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs. The Portfolio may engage in frequent trading of securities to achieve its investment objective.

UIF U.S. Mid Cap Value Portfolio	9

Fund Management

Investment Adviser

The Investment Adviser is Morgan Stanley Investment Management Inc. The Adviser, with principal offices at 522 Fifth Avenue, New York, New York 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and the indirect parent of Morgan Stanley Distribution, Inc., the Fund’s distributor (the “Distributor”). Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2009, the Adviser, together with its affiliated asset management companies, had approximately $395.3 billion in assets under management or supervision.

Advisory Fee

The Adviser is entitled to receive an advisory fee at an annual percentage of the Portfolio’s average daily net assets as set forth in the table below:

Assets	Fee
First $1 billion	0.72%
More than $1 billion	0.65%

However, the Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 1.05% of its average daily net assets. For purposes of determining the amount of the advisory fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 1.05%. The fee waivers and/or expense reimbursements are expected to continue until such time as the Fund’s Board of Directors acts to discontinue such waivers and/or reimbursements when it deems that such action is appropriate.

For the fiscal year ended December 31, 2009, the Adviser received a fee for advisory services (net of fee waivers and/or expense reimbursements) equal to 0.72% of the Portfolio’s average daily net assets.

A discussion regarding the Board of Directors’ approval of the investment advisory agreement is available in the Fund’s semi-annual report to shareholders for the period ended June 30, 2009.

The Adviser and/or the Distributor may pay compensation (out of their own funds and not as an expense of the Portfolio) to certain affiliated or unaffiliated brokers, dealers and/or certain insurance companies or other financial intermediaries or service providers in connection with the sale, distribution, marketing and/or retention of shares of the Portfolio and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of the Portfolio’s shares over other investment options. Any such payments will not change the net asset value or the price of the Portfolio’s shares. For more information, please see the Fund’s SAI.

Portfolio Management

The Portfolio’s assets are managed by members of the Equity Income team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Thomas R. Copper, John Mazanec, Thomas B. Bastian, Mary Jayne Maly, James O. Roeder, Mark J. Laskin and Sergio Marcheli.

Mr. Copper has been associated with the Adviser in an investment management capacity since 1986. Mr. Mazanec has been associated with the Adviser in an investment management capacity since June 2008. Prior to June 2008, Mr. Mazanec was a portfolio manager at Wasatch Advisers. Mr. Bastian has been associated with the Adviser in an investment management capacity since 2003. Ms. Maly has been associated with the Adviser in an investment management capacity since 1992. Mr. Roeder has been associated with the Adviser in an investment management capacity since 1999. Mr. Laskin has been associated with the Adviser in an investment management capacity since 2000 and began managing the Portfolio in January 2007. Mr. Marcheli has been associated with the Adviser in an investment management capacity since 2002 and began managing the Portfolio in September 2003.

10	UIF U.S. Mid Cap Value Portfolio

Class I Prospectus

Shareholder Information

Fund Management (Cont’d)

Mr. Copper is the lead manager of the Portfolio and Mr. Mazanec is a co-portfolio manager of the Portfolio. Messrs. Bastian, Roeder, Laskin and Ms. Maly assist Messrs. Copper and Mazanec in the management of the Portfolio and Mr. Marcheli manages the cash position in the Portfolio, submits trades and aids in providing research. Mr. Copper is responsible for the execution of the overall strategy of the Portfolio.

The Fund’s SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Portfolio.

The composition of the team may change from time to time.

UIF U.S. Mid Cap Value Portfolio	11

Shareholder Information

Share Class

This Prospectus offers Class I shares of the U.S. Mid Cap Value Portfolio. The Fund also offers Class II shares of the Portfolio through a separate Prospectus. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Purchasing and Selling Portfolio Shares

Shares are offered on each day that the New York Stock Exchange (the “NYSE”) is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

There are no known disadvantages to variable product contract owners or qualified plan participants arising out of the fact that the Portfolio offers its shares to separate accounts of various insurance companies that offer variable annuity and variable life insurance products and various other entities under qualified pension and retirement plans. Nevertheless, the Board of Directors that oversees the Portfolio intends to monitor events to identify any material irreconcilable conflicts that may possibly arise due to these arrangements and to determine what action, if any, should be taken in response.

Pricing of Portfolio Shares

The price per share will be the NAV per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share’s portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.

About Net Asset Value

The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio’s investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, the value for those securities will be determined in good faith at fair value using methods approved by the Board of Directors. In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (for example, a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Fund’s Board of Directors. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer-specific development which is likely to have changed the value of the security. In these cases, the Portfolio’s NAV will reflect certain portfolio securities’ fair value rather than their market price. To the extent the Portfolio invests in open-end management companies that are registered under the Investment Company Act of 1940, as amended, the Portfolio’s NAV is calculated based upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

The NAV of Class I shares will differ from that of other classes because of class-specific expenses that each class may pay.

12	UIF U.S. Mid Cap Value Portfolio

Class I Prospectus

Shareholder Information

Shareholder Information (Cont’d)

Dividends and Distributions

The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor’s tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners or qualified plan participants is referred to as “market-timing” or “short-term trading” and may present risks for other contract owners or participants with long-term interests in the Portfolio, which may include, among other things, dilution in the value of the Portfolio’s shares indirectly held by contract owners or participants with long-term interests in the Portfolio, interference with the efficient management of the Portfolio, increased brokerage and administrative costs and forcing the Portfolio to hold excess levels of cash.

In addition, the Portfolio is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Portfolio’s securities trade and the time as of which the Portfolio’s NAV is calculated (“time-zone arbitrage”). For example, a market-timer may submit instructions for the purchase of shares of the Portfolio based on events occurring after foreign market closing prices are established, but before the Portfolio’s NAV calculation that are likely to result in higher prices in foreign markets the following day. The market-timer would submit instructions to redeem the Portfolio’s shares the next day when the Portfolio’s share price would reflect the increased prices in foreign markets for a quick profit at the expense of contract owners or participants with long-term interests in the Portfolio.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price-arbitrage”). The Portfolio’s policies with respect to valuing portfolio securities are described above in “About Net Asset Value.”

The Fund’s Board of Directors has adopted policies and procedures to discourage frequent purchases and redemptions of Portfolio shares by Portfolio shareholders. Insurance companies or qualified plans generally do not provide specific contract owner or plan participant transaction instructions to the Portfolio on an ongoing basis. Therefore, to some extent, the Portfolio relies on the insurance companies and qualified plans to monitor frequent short-term trading by contract owners. However, the Portfolio has entered into agreements with insurance companies and qualified plans whereby the insurance companies and qualified plans are required to provide certain contract owner identification and transaction information upon the Portfolio’s request. The Portfolio may use this information to help identify and prevent market-timing activity in the Portfolio. There can be no assurance that the Portfolio will be able to identify or prevent all market-timing activity.

If the Portfolio identifies suspected market-timing activity, the insurance company or qualified plan will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners or participants). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting short-term trading

UIF U.S. Mid Cap Value Portfolio	13

Shareholder Information (Cont’d)

of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to implement remedial steps to prevent market-timing activity in the Portfolio. If the insurance company or qualified plan is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners or participants may be able to engage in frequent trading to the detriment of contract owners or participants with long-term interests in the Portfolio. If the insurance company or qualified plan refuses to take remedial action, or takes action that the Portfolio deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company or qualified plan.

Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s securities is available in the Fund’s SAI.

14	UIF U.S. Mid Cap Value Portfolio

Class I Prospectus

Financial Highlights

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Portfolio’s Class I shares for the past five fiscal years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower. The information has been audited by Ernst & Young LLP, an independent registered public accounting firm. Ernst & Young LLP’s unqualified report appears in the Portfolio’s Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and the Portfolio’s financial statements, as well as the SAI, are available at no cost from the Portfolio at the toll free number noted on the back cover to this Prospectus or from your insurance company.

	Year Ended December 31,
	2009	2008	2007	2006	2005
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$7.69	$19.11	$19.74	$18.75	$16.99
Income (Loss) From Investment Operations
Net Investment Income#	0.10	0.13	0.13	0.13	0.06
Net Realized and Unrealized Gain (Loss)	2.88	(6.43)	1.53	3.35	2.01
Total From Investment Operations	2.98	(6.30)	1.66	3.48	2.07
Distributions from and/or in Excess of:
Net Investment Income	(0.11)	(0.14)	(0.14)	(0.06)	(0.06)
Net Realized Gain	–	(4.98)	(2.15)	(2.43)	(0.25)
Total Distributions	(0.11)	(5.12)	(2.29)	(2.49)	(0.31)
Net Asset Value, End of Period	$10.56	$7.69	$19.11	$19.74	$18.75
Total Return±	39.21%*	(41.29)%	7.84%	20.70%	12.31%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$158,853	$138,914	$302,575	$381,064	$356,544
Ratio of Expenses to Average Net Assets(1)	1.02%+	1.01%+	1.01%+	1.01%	1.01%
Ratio of Net Investment Income to Average Net Assets(1)	1.12%+	0.95%+	0.62%+	0.67%	0.32%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01%	0.00%§	0.00%§	N/A	N/A
Portfolio Turnover Rate	64%	53%	68%	65%	77%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	N/A	N/A	N/A	N/A	N/A
Net Investment Income to Average Net Assets	N/A	N/A	N/A	N/A	N/A
#	Per share amount is based on average shares outstanding.
±	Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.
*	Performance was positively impacted by approximately 0.14% due to the receipt of proceeds from the settlements of class action suits involving primarily two of the Portfolio’s past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 39.07%.
+	The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.
§	Amount is less than 0.005%.

UIF U.S. Mid Cap Value Portfolio	15

Where to Find Additional Information

Statement of Additional Information

In addition to this Prospectus, the Fund has a SAI, dated April 30, 2010, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio’s investments. In the Fund’s shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio’s performance during that period.

For additional Fund information, including information regarding the investments comprising the Portfolio, and to make shareholder inquiries, please call 1-800-281-2715 or contact your insurance company.

You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company or on our web site at www.morganstanley.com/im.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission’s Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-551-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission’s web site at http://www.sec.gov; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund’s Investment Company Act registration number is 811-7607.

Class II Prospectus

April 30, 2010

The Universal Institutional Funds, Inc.

U.S. Mid Cap Value Portfolio

Above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.

Investment Adviser

Morgan Stanley Investment Management Inc.

The Universal Institutional Funds, Inc. (the “Fund”) is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.

The Securities and Exchange Commission (the “Commission”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Ticker Symbol: UMCCX

Class II Prospectus

Portfolio Summary

Portfolio Summary

U.S. Mid Cap Value Portfolio

Objective

The Portfolio seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.

Fees and Expenses of the Portfolio (Class II)

The table below describes the fees and expenses that you may pay if you buy and hold the classes of shares that may be offered by the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Portfolio Operating Expenses would be higher.

Annual Portfolio Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Advisory Fees	0.72%
Distribution (12b-1) Fee	0.35%
Other Expenses*	0.31%
Total Annual Portfolio Operating Expenses	1.38%
Fee Waiver and/or Expense Reimbursement**	0.25%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.13%

*	The Portfolio may invest a portion of its assets in other investment companies (the “Acquired Funds”). The Portfolio’s shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Portfolio invests. The Portfolio estimates that these expenses constituted less than 0.01% of the Portfolio’s average net assets for the fiscal year ended December 31, 2009. The Portfolio’s estimated indirect expense from investing in the Acquired Funds is based upon the average allocation of the Portfolio’s investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds (including any current waivers and expense limitations) for the fiscal year ended December 31, 2009. Actual Acquired Fund expenses incurred by the Portfolio may vary with changes in the allocation of Portfolio assets among the Acquired Funds and with other events that directly affect the expenses of the Acquired Funds.

**	The Portfolio’s adviser, Morgan Stanley Investment Management Inc. (the “Adviser”), has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed) (but including any 12b-1 fee), will not exceed 1.15%. The fee waivers and/or expense reimbursements are expected to continue until such time as the Fund’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate. The expenses of Acquired Funds are not taken into account when calculating the fee waivers and/or expense reimbursements.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be equal to the amounts reflected in the table below.

	1 Year	3 Years	5 Years	10 Years
U.S. Mid Cap Value Portfolio	$115	$359	$622	$1,375

Portfolio Turnover

The Portfolio pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 64% of the average value of its portfolio.

Principal Investment Strategies

The Adviser invests primarily in common stocks of companies traded on a U.S. securities exchange with capitalizations generally in the range of companies included in the Russell Midcap® Value Index.

The Adviser seeks attractively valued companies experiencing a change that the Adviser believes could have a positive impact on a company’s outlook, such as a change in management, industry dynamics or operational efficiency. In determining whether securities should be sold, the Adviser considers factors such as appreciation to fair value, fundamental change in the company or changes in economic or market trends.

Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in equity securities of companies traded on a U.S. securities exchange with capitalizations within the range of companies included in the Russell Midcap® Value Index. This

UIF U.S. Mid Cap Value Portfolio	1

U.S. Mid Cap Value Portfolio (Cont’d)

policy may be changed without shareholder approval; however, you would be notified in writing of any changes. As of December 31, 2009 these market capitalizations ranged between $263 million and $13.7 billion. Derivative instruments used by the Portfolio will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within those policies.

The Portfolio may invest up to 20% of its net assets in real estate investment trusts (“REITs”). The Portfolio may invest up to 20% of its total assets in securities of foreign issuers. This percentage limitation however, does not apply to securities of foreign companies that are listed in the United States on a national exchange. The securities in which the Portfolio may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars. The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Portfolio’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps and other related instruments and techniques.

Principal Risks

An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Portfolio’s principal investment strategies are subject to the following principal risks:

• Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors, including events which affect entire financial markets or industries and events that affect particular issuers. To the extent that the Portfolio invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

• Mid Cap Companies. Investments in mid cap companies may involve greater risk than investments in larger, more established companies. The securities issued by mid cap companies may be less liquid and their prices subject to more abrupt or erratic price movements. In addition, mid cap companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies. Certain market conditions may favor stocks of mid-sized companies, while other conditions may favor stocks of larger or smaller companies. Accordingly, a portfolio of mid cap stocks may, over certain periods of time, underperform a portfolio of stocks of larger or smaller companies or the overall market.

• REITs. Like mutual funds, REITs have expenses, including advisory and administration fees, that are paid by their shareholders. As a result, shareholders will absorb duplicate levels of fees when the Portfolio invests in REITs. A general downturn in real estate values also can hurt REIT performance. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for the Portfolio, including significantly reducing the return to the Portfolio on its investment in such company.

• Foreign and Emerging Market Securities. Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. The Portfolio’s investments may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the

2	UIF U.S. Mid Cap Value Portfolio

Class II Prospectus

Portfolio Summary

U.S. Mid Cap Value Portfolio (Cont’d)

value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class II shares year-by-year and by showing how the Portfolio’s Class II shares’ average annual returns for the past one, five and ten year periods compare with those of an index of similar securities over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future. Updated performance information is available on the Fund’s website at www.morganstanley.com/im.

Annual Total Returns—Calendar Years (Class II)

Commenced operations on May 5, 2003

High Quarter	07/09 - 09/09	23.69%
Low Quarter	10/08 - 12/08	-28.46%

Average Annual Total Return (Class II)

(for the calendar periods ended December 31, 2009)

	U.S. Mid Cap Value Portfolio	Russell MidCap® Value Index*
Past One Year	39.16%	34.21%
Past Five Years	3.51%	1.98%
Since Inception 5/5/03	9.25%	9.21%

*

The Russell MidCap® Value Index measures the performance of the mid-cap value segment of the U.S. equities universe. It includes those Russell MidCap® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap® Index is a subset of the Russell 1000®

Index and includes approximately 800 of the smallest securities in the Russell 1000® Index, which in turn consists of approximately 1,000 of the largest U.S. securities based on a combination of market capitalization and current index membership. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Investment Adviser

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Equity Income team manages the Portfolio. Information about the current members of the Equity Income team jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing the Portfolio
Thomas R. Cooper	Managing Director	December 2005
Thomas B. Bastian	Managing Director	September 2003
Mary Jane Maly	Managing Director	July 2008
John Mazanec	Executive Director	June 2008
James O. Roeder	Executive Director	September 2003
Mark J. Laskin	Executive Director	January 2007
Sergio Marcheli	Executive Director	September 2003

Purchase and Sale of Portfolio Shares

This Prospectus offers Class II shares of the U.S. Mid Cap Value Portfolio. The Fund also offers Class I shares of the Portfolio through a separate Prospectus. Class I shares are subject to lower expenses, but may not be available through your insurance company. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Fund shares will be sold at the net asset value (“NAV”) next determined after we receive your redemption request.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a

UIF U.S. Mid Cap Value Portfolio	3

U.S. Mid Cap Value Portfolio (Cont’d)

separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the “Shareholder Information—Purchasing and Selling Portfolio Shares” section of this Prospectus.

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

For more information, please refer to the “Shareholder Information—Taxes” section of the Prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), which may be affiliated or unaffiliated with the Adviser, the Adviser and/or the Portfolio’s distributor may pay (out of their own funds and not as an expense of the Portfolio) the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

4	UIF U.S. Mid Cap Value Portfolio

Class II Prospectus

Details of the Portfolio

Details of the Portfolio

U.S. Mid Cap Value Portfolio

Objective

The Portfolio seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.

Approach

The Adviser invests primarily in common stocks of companies traded on a U.S. securities exchange with capitalizations generally in the range of companies included in the Russell Midcap® Value Index.  The Portfolio may purchase stocks that typically do not pay dividends.

Process

The Adviser seeks attractively valued companies experiencing a change that the Adviser believes could have a positive impact on a company’s outlook, such as a change in management, industry dynamics or operational efficiency. In determining whether securities should be sold, the Adviser considers factors such as appreciation to fair value, fundamental change in the company or changes in economic or market trends.

Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in equity securities of companies traded on a U.S. securities exchange with capitalizations within the range of companies included in the Russell Midcap® Value Index. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. As of December 31, 2009 these market capitalizations ranged between $263 million and $13.7 billion. The market capitalization limit is subject to adjustment annually based upon the Adviser’s assessment as to the capitalization range of companies which possess the fundamental characteristics of mid cap companies. Derivative instruments used by the Portfolio will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within those policies.

The Portfolio may invest up to 20% of its net assets in “REITs”. The Portfolio may invest up to 20% of its total assets in securities of foreign issuers. This percentage limitation however, does not apply to securities of foreign companies that are listed in the United States on a national exchange. The securities in which the Portfolio may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars. The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Portfolio’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps and other related instruments and techniques.

Risks

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in mid cap equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events which affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). To the extent that the Portfolio invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Investments in mid cap companies may involve greater risk than investments in larger, more established companies. The securities issued by mid cap companies may be less liquid and their prices subject to more abrupt or erratic price movements. In addition, mid cap companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies. Certain market conditions may favor stocks of mid-sized companies, while other conditions may favor stocks of larger or smaller companies. Accordingly, a portfolio of mid cap stocks may, over certain periods of time, underperform a portfolio of stocks of larger or smaller companies or the overall market. The Adviser’s perception that a stock is under- or over-valued may not be accurate or may not be realized.

UIF U.S. Mid Cap Value Portfolio	5

U.S. Mid Cap Value Portfolio (Cont’d)

REITs pool investors’ funds for investments primarily in real estate properties or real estate related loans. Like mutual funds, REITs have expenses, including advisory and administration fees, that are paid by their shareholders. As a result, shareholders will absorb duplicate levels of fees when the Portfolio invests in REITs. The performance of any Portfolio REIT holdings ultimately depends on the types of real property in which the REITs invest and how well the property is managed. A general downturn in real estate values also can hurt REIT performance. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for the Portfolio, including significantly reducing the return to the Portfolio on its investment in such company.

At times, the Portfolio’s guideline for sector weightings may result in significant exposure to one or more market sectors.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States.

The Portfolio’s investments may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Please see “Additional Risk Factors and Information” for further information about these and other risks of investing in the Portfolio.

6	UIF U.S. Mid Cap Value Portfolio

Class II Prospectus

Risk Factors and Information

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Portfolio. The Portfolio’s investment practices and limitations are described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries or companies. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.

Equity Securities

Equity securities include common stock, preferred stock, convertible securities, depositary receipts, rights and warrants. The Portfolio may invest in equity securities that are publicly traded on securities exchanges or over the counter or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to sell and their value may fluctuate more dramatically than other securities. The prices of convertible securities are affected by changes similar to those of equity and fixed income securities. The value of a convertible security tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying equity security.

A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect the Portfolio’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

Emerging Market Risks

Emerging market or developing countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market or developing countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued

UIF U.S. Mid Cap Value Portfolio	7

Additional Risk Factors and Information (Cont’d)

in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Foreign Currency

The Portfolio’s investments may be denominated in foreign currencies. The value of foreign currencies fluctuates relative to the value of the U.S. dollar. Since the Portfolio may invest in non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolio’s assets. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Derivatives and Other Investments

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument.

A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio’s investment objective, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Portfolio may principally use include the following:

Futures. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts.

Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the

8	UIF U.S. Mid Cap Value Portfolio

Class II Prospectus

Additional Risk Factors and Information

Additional Risk Factors and Information (Cont’d)

relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected.

Temporary Defensive Investments

When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities that may be inconsistent with its principal investment strategies for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio’s performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover

Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs. The Portfolio may engage in frequent trading of securities to achieve its investment objective.

UIF U.S. Mid Cap Value Portfolio	9

Fund Management

Investment Adviser

The Investment Adviser is Morgan Stanley Investment Management Inc. The Adviser, with principal offices at 522 Fifth Avenue, New York, New York 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and the indirect parent of Morgan Stanley Distribution, Inc., the Fund’s distributor (the “Distributor”). Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2009, the Adviser, together with its affiliated asset management companies, had approximately $395.3 billion in assets under management or supervision.

Advisory Fee

The Adviser is entitled to receive an advisory fee at an annual percentage of the Portfolio’s average daily net assets as set forth in the table below:

Assets	Fee
First $1 billion	0.72%
More than $1 billion	0.65%

However, the Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 1.15% of its average daily net assets. For purposes of determining the amount of the advisory fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 1.15%. The fee waivers and/or expense reimbursements are expected to continue until such time as the Fund’s Board of Directors acts to discontinue such waivers and/or reimbursements when it deems that such action is appropriate.

For the fiscal year ended December 31, 2009, the Adviser received a fee for advisory services (net of fee waivers and/or expense reimbursements) equal to 0.72% of the Portfolio’s average daily net assets.

A discussion regarding the Board of Directors’ approval of the investment advisory agreement is available in the Fund’s semi-annual report to shareholders for the period ended June 30, 2009.

Portfolio Management

The Portfolio’s assets are managed by members of the Equity Income team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Thomas R. Copper, John Mazanec, Thomas B. Bastian, Jayne Maly and James O. Roeder, Mark J. Laskin and Sergio Marcheli.

Mr. Copper has been associated with the Adviser in an investment management capacity since 1986. Mr. Mazanec has been associated with the Adviser in an investment management capacity since June 2008. Prior to June 2008, Mr. Mazanec was a portfolio manager at Wasatch Advisers. Mr. Bastian has been associated with the Adviser in an investment management capacity since 2003. Ms. Maly has been associated with the Adviser in an investment management capacity since 1992. Mr. Roeder has been associated with the Adviser in an investment management capacity since 1999. Mr. Laskin has been associated with the Adviser in an investment management capacity since 2000 and began managing the Portfolio in January 2007. Mr. Marcheli has been associated with the Adviser in an investment management capacity since 2002 and began managing the Portfolio in September 2003.

Mr. Copper is the lead manager of the Portfolio and Mr. Mazanec is a co-portfolio manager of the Portfolio. Messrs. Bastian, Roeder, Laskin and Ms. Maly assist Messrs. Copper and Mazanec in the management of the Portfolio and Mr. Marcheli manages the cash position in the Portfolio, submits trades and aids in providing research. Mr. Copper is responsible for the execution of the overall strategy of the Portfolio.

The Fund’s SAI provides additional information about portfolio managers’ compensation structure,

10	UIF U.S. Mid Cap Value Portfolio

Class II Prospectus

Fund Management

Fund Management (Cont’d)

other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Portfolio.

The composition of the team may change from time to time.

Distribution Plan

The Fund has adopted a Plan of Distribution for the Portfolio’s Class II shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Plan”). Under the Plan, the Portfolio is authorized to pay the Distributor a monthly 12b-1 fee at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. Such amount shall be paid to compensate the Distributor for remittances to insurance companies which offer the Fund as an investment option. These payments are intended to compensate insurance companies for distribution and/or administrative related expenses incurred or paid in connection with the distribution of Class II shares of the Portfolio. The Distributor has voluntarily agreed to waive 0.25% of the 0.35% 12b-1 fee that it may receive. This waiver is voluntary, and the Distributor reserves the right to terminate the waiver at any time and without notice.

Since the 12b-1 fees associated with the Plan are paid out of the Portfolio’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Portfolio) to certain affiliated or unaffiliated brokers, dealers and/or certain insurance companies or other financial intermediaries or service providers in connection with the sale or retention of shares of the Portfolio and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of the Portfolio’s shares over other investment options. Any such payments will not change the net asset value or the price of the Portfolio’s shares. For more information, please see the Fund’s SAI.

UIF U.S. Mid Cap Value Portfolio	11

Shareholder Information

Share Class

This Prospectus offers Class II shares of the U.S. Mid Cap Value Portfolio. The Fund also offers Class I shares through a separate Prospectus. Class I shares are subject to lower expenses, but may not be available through your insurance company. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Purchasing and Selling Portfolio Shares

Shares are offered on each day that the New York Stock Exchange (the “NYSE”) is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

There are no known disadvantages to variable product contract owners or qualified plan participants arising out of the fact that the Portfolio offers its shares to separate accounts of various insurance companies that offer variable annuity and variable life insurance products and various other entities under qualified pension and retirement plans. Nevertheless, the Board of Directors that oversees the Portfolio intends to monitor events to identify any material irreconcilable conflicts that may possibly arise due to these arrangements and to determine what action, if any, should be taken in response.

Pricing of Portfolio Shares

The price per share will be the NAV per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share’s portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.

About Net Asset Value

The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio’s investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, the value for those securities will be determined in good faith at fair value using methods approved by the Board of Directors. In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (for example, a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Fund’s Board of Directors. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer-specific development which is likely to have changed the value of the security. In these cases, the Portfolio’s NAV will reflect certain portfolio securities’ fair value rather than their market price. To the extent the Portfolio invests in open-end management companies that are registered under the Investment Company Act of 1940, as amended, the Portfolio’s NAV is calculated based upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

The NAV of Class II shares will differ from that of other classes because of class-specific expenses that each class may pay.

12	UIF U.S. Mid Cap Value Portfolio

Class II Prospectus

Shareholder Information

Shareholder Information (Cont’d)

Dividends and Distributions

The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor’s tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners or qualified plan participants is referred to as “market-timing” or “short-term trading” and may present risks for other contract owners or participants with long-term interests in the Portfolio, which may include, among other things, dilution in the value of the Portfolio’s shares indirectly held by contract owners or participants with long-term interests in the Portfolio, interference with the efficient management of the Portfolio, increased brokerage and administrative costs and forcing the Portfolio to hold excess levels of cash.

In addition, the Portfolio is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Portfolio’s securities trade and the time as of which the Portfolio’s NAV is calculated (“time-zone arbitrage”). For example, a market-timer may submit instructions for the purchase of shares of the Portfolio based on events occurring after foreign market closing prices are established, but before the Portfolio’s NAV calculation that are likely to result in higher prices in foreign markets the following day. The market-timer would submit instructions to redeem the Portfolio’s shares the next day when the Portfolio’s share price would reflect the increased prices in foreign markets for a quick profit at the expense of contract owners or participants with long-term interests in the Portfolio.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price-arbitrage”). The Portfolio’s policies with respect to valuing portfolio securities are described above in “About Net Asset Value.”

The Fund’s Board of Directors has adopted policies and procedures to discourage frequent purchases and redemptions of Portfolio shares by Portfolio shareholders. Insurance companies or qualified plans generally do not provide specific contract owner or plan participant transaction instructions to the Portfolio on an ongoing basis. Therefore, to some extent, the Portfolio relies on the insurance companies and qualified plans to monitor frequent short-term trading by contract owners. However, the Portfolio has entered into agreements with insurance companies and qualified plans whereby the insurance companies and qualified plans are required to provide certain contract owner identification and transaction information upon the Portfolio’s request. The Portfolio may use this information to help identify and prevent market-timing activity in the Portfolio. There can be no assurance that the Portfolio will be able to identify or prevent all market-timing activity.

If the Portfolio identifies suspected market-timing activity, the insurance company or qualified plan will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners or participants). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to

UIF U.S. Mid Cap Value Portfolio	13

Shareholder Information (Cont’d)

implement remedial steps to prevent market-timing activity in the Portfolio. If the insurance company or qualified plan is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners or participants may be able to engage in frequent trading to the detriment of contract owners or participants with long-term interests in the Portfolio. If the insurance company or qualified plan refuses to take remedial action, or takes action that the Portfolio deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company or qualified plan.

Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s securities is available in the Fund’s SAI.

14	UIF U.S. Mid Cap Value Portfolio

Class II Prospectus

Financial Highlights

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Portfolio’s Class II shares for the past five fiscal years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The information has been audited by Ernst & Young LLP, an independent registered public accounting firm. Ernst & Young LLP’s unqualified report appears in the Portfolio’s Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and the Portfolio’s financial statements, as well as the SAI, are available at no cost from the Portfolio at the toll free number noted on the back cover of this Prospectus or from your insurance company.

	Year Ended December 31,
	2009		2008	2007		2006	2005
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$7.64		$19.04	$19.68		$18.70	$16.96
Income (Loss) From Investment Operations
Net Investment Income#	0.09		0.11	0.11		0.11	0.04
Net Realized and Unrealized Gain (Loss)	2.87		(6.41)	1.52		3.34	2.00
Total From Investment Operations	2.96		(6.30)	1.63		3.45	2.04
Distributions from and/or in Excess of:
Net Investment Income	(0.10)		(0.12)	(0.12)		(0.04)	(0.05)
Net Realized Gain	—		(4.98)	(2.15)		(2.43)	(0.25)
Total Distributions	(0.10)		(5.10)	(2.27)		(2.47)	(0.30)
Net Asset Value, End of Period	$10.50		$7.64	$19.04		$19.68	$18.70
Total Return±	39.16	%*	(41.42)%	7.74%		20.62%	12.15%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$121,046		$85,258	$134,886		$108,859	$71,450
Ratio of Expenses to Average Net Assets(1)	1.12	%+	1.11%+	1.11	%+	1.11%	1.11%
Ratio of Net Investment Income to Average Net Assets(1)	1.01	%+	0.89%+	0.54	%+	0.59%	0.25%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01%		0.00%§	0.00	%§	N/A	N/A
Portfolio Turnover Rate	64%		53%	68%		65%	77%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.37	%+	1.36%+	1.36	%+	1.36%	1.36%
Net Investment Income to Average Net Assets	0.76	%+	0.64%+	0.29	%+	0.34%	0.00%§
#	Per share amount is based on average shares outstanding.
±	Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.
*	Performance was positively impacted by approximately 0.13% due to the receipt of proceeds from the settlements of class action suits involving primarily two of the Portfolio’s past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class II shares would have been approximately 39.03%.
+	The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.
§	Amount is less than 0.005%.

UIF U.S. Mid Cap Value Portfolio	15

Where to Find Additional Information

Statement of Additional Information

In addition to this Prospectus, the Fund has a SAI, dated April 30, 2010, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio’s investments. In the Fund’s shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio’s performance during that period.

For additional Fund information, including information regarding the investments comprising the Portfolio, and to make shareholder inquiries, please call 1-800-281-2715 or contact your insurance company.

You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company or on our web site at www.morganstanley.com/im.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission’s Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-551-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission’s web site at http://www.sec.gov; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund’s Investment Company Act registration number is 811-7607.

Class I Prospectus

April 30, 2010

The Universal Institutional Funds, Inc.

U.S. Real Estate Portfolio

Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Investment Adviser

Morgan Stanley Investment Management Inc.

The Universal Institutional Funds, Inc. (the “Fund”) is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.

The Securities and Exchange Commission (the “Commission”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Ticker Symbol: UEGIX

Class I Prospectus

Portfolio Summary

Portfolio Summary

U.S. Real Estate Portfolio

Objective

The Portfolio seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Fees and Expenses of the Portfolio (Class I)

The table below describes the fees and expenses that you may pay if you buy and hold the classes of shares that may be offered by the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Portfolio Operating Expenses would be higher.

Annual Portfolio Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Advisory Fees	0.80%
Distribution (12b-1) Fee	None
Other Expenses*	0.35%
Total Annual Portfolio Operating Expenses	1.15%
Fee Waiver and/or Expense Reimbursement**	0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.14%
*	The Portfolio may invest a portion of its assets in other investment companies (the “Acquired Funds”). The Portfolio’s shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Portfolio invests. The Portfolio estimates that these expenses constituted less than 0.01% of the Portfolio’s average net assets for the fiscal year ended December 31, 2009. The Portfolio’s estimated indirect expense from investing in the Acquired Funds is based upon the average allocation of the Portfolio’s investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds (including any current waivers and expense limitations) for the fiscal year ended December 31, 2009. Actual Acquired Fund expenses incurred by the Portfolio may vary with changes in the allocation of Portfolio assets among the Acquired Funds and with other events that directly affect the expenses of the Acquired Funds.

**	The Portfolio’s adviser, Morgan Stanley Investment Management Inc. (the “Adviser”), has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed), will not exceed 1.10%. The fee waivers and/or expense reimbursements are expected to continue until such time as the Fund’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate. The expenses of the Acquired Funds are not taken into account when calculating the fee waivers and/or expense reimbursements.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be equal to the amounts reflected in the table below.

	1 Year	3 Years	5 Years	10 Years
U.S. Real Estate Portfolio	$116	$362	$628	$1,386

Portfolio Turnover

The Portfolio pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies

The Adviser seeks a combination of above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (“REITs”). The Portfolio focuses on REITs as well as real estate operating companies (“REOCs”) that invest in a variety of property types and regions.

Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in equity securities of companies in the U.S. real estate industry. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes.

UIF U.S. Real Estate Portfolio	1

U.S. Real Estate Portfolio (Cont’d)

Principal Risks

An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Portfolio’s principal investment strategies are subject to the following principal risks:

• Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors, including events that affect entire financial markets or industries and events that affect particular issuers. To the extent that the Portfolio invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

• Real Estate. Investing in real estate companies entails the risks of the real estate business generally, including sensitivity to economic and business cycles, changing demographic patterns and government actions. In addition, at times the Portfolio’s market sector, U.S. real estate securities, may under perform relative to other sectors or the overall market.

• REITs and REOCs. Investing in REITs and REOCs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs and REOCs are organized and operated. Operating REITs requires specialized management skills and the Portfolio indirectly bears REIT management expenses along with the direct expenses of the Portfolio. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific requirements of the Internal Revenue Code of 1986, as amended, in order to qualify for the tax-free pass through of income. The failure of a company to qualify as a REIT could have adverse consequences for the Portfolio, including significantly reducing return to the Portfolio on its investment in the company.

• Non-Diversified Portfolio. The risks of investing in the Portfolio may be intensified because the Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Portfolio’s performance more than if the Portfolio were diversified and a decline in the value of a particular instrument would cause the Portfolio’s overall value to decline to a greater degree.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares year-by-year and by showing how the Portfolio’s Class I shares’ average annual returns for the past one, five and ten year periods compare with those of indices of similar securities over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future. Updated performance information is available on the Fund’s website at www.morganstanley.com/im.

Annual Total Return—Calendar Years (Class I)

Commenced operations on March 3, 1997

High Quarter	07/09 - 09/09	30.30%
Low Quarter	10/08 - 12/08	-37.80%

2	UIF U.S. Real Estate Portfolio

Class I Prospectus

Portfolio Summary

U.S. Real Estate Portfolio (Cont’d)

Average Annual Total Return (Class I)

(for the calendar periods ended December 31, 2009)

	U.S. Real Estate Portfolio	FTSE NAREIT Equity REITs Index*	S&P 500® Index**
Past One Year	28.36%	27.99%	26.46%
Past Five Years	1.33%	0.36%	0.42%
Past Ten Years	10.93%	10.63%	-0.95%

*	The FTSE NAREIT (National Association of Real Estate Investment Trusts) Equity REITs Index is a free float-adjusted market capitalization weighted index of tax qualified equity REITs listed on the New York Stock Exchange, NYSE Amex and the NASDAQ National Market List. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

**

The Standard & Poor’s 500® Index (S&P 500®) measures the performance of the large-cap segment of the U.S. equities market, covering approximately 75% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. The index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Investment Adviser

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Real Estate team manages the Portfolio. Information about the current member of the Real Estate team primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing the Portfolio
Theodore R. Bigman	Managing Director	March 1997

Purchase and Sale of Portfolio Shares

This Prospectus offers Class I shares of the U.S. Real Estate Portfolio. The Fund also offers Class II shares of the Portfolio through a separate Prospectus. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Fund shares will be sold at the net asset value (“NAV”) next determined after we receive your redemption request.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the “Shareholder Information—Purchasing and Selling Portfolio Shares” section of this Prospectus.

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

For more information, please refer to the “Shareholder Information—Taxes” section of the Prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), which may be affiliated or unaffiliated with the Adviser, the Adviser and/or the Portfolio’s distributor may pay (out of their own funds and not as an expense of the Portfolio) the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

UIF U.S. Real Estate Portfolio	3

Details of the Portfolio

U.S. Real Estate Portfolio

Objective

The Portfolio seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Approach

The Adviser seeks a combination of above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including REITs. The Portfolio focuses on REITs as well as REOCs that invest in a variety of property types and regions. The Adviser’s approach emphasizes bottom-up stock selection with a top-down asset allocation.

Process

The Adviser actively manages the Portfolio using a combination of top-down and bottom-up methodologies. The top-down asset allocation is determined by focusing on key regional criteria, which include demographic and macroeconomic considerations (for example, population, employment, household formation and income). The Adviser employs a value-driven approach to bottom-up security selection, which emphasizes underlying asset values, values per square foot and property yields. In seeking an optimal matrix of regional and property market exposure, the Adviser considers broad demographic and macroeconomic factors as well as other criteria, such as space demand, new construction and rental patterns. The Adviser generally considers selling a portfolio holding when it determines that the holding is less attractive based on a number of factors, including changes in the holding’s share price, earnings prospects relative to its peers and/or business prospects.

Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in equity securities of companies in the U.S. real estate industry. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes.

A company is considered to be in the U.S. real estate industry if it meets the following tests: (1) a company is considered to be from the United States (i) if its securities are traded on a recognized stock exchange in the United States, (ii) if alone or on a consolidated basis it derives 50% or more of its annual revenues from either goods produced, sales made or services performed in the United States or (iii) if it is organized or has a principal office in the United States; and (2) a company is considered to be in the real estate industry if it (i) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate, or (ii) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.

Risks

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in the equity securities of U.S. real estate companies. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). To the extent that the Portfolio invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Investing in real estate companies entails the risks of the real estate business generally, including sensitivity to economic and business cycles, changing demographic patterns and government actions. In addition, at times the Portfolio’s market sector, U.S. real estate securities, may under perform relative to other sectors or the overall market.

Investing in REITs and REOCs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs and REOCs are organized and operated. REITs generally invest directly in real estate (equity REITs), in mortgages (mortgage REITs) or in some

4	UIF U.S. Real Estate Portfolio

Class I Prospectus

Details of the Portfolio

U.S. Real Estate Portfolio (Cont’d)

combination of the two (hybrid REITs). REOCs are entities that generally are engaged directly in real estate management or development activities. The Portfolio will invest primarily in equity REITs. Operating REITs requires specialized management skills and the Portfolio indirectly bears REIT management expenses along with the direct expenses of the Portfolio. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific requirements of the Internal Revenue Code of 1986, as amended, in order to qualify for the tax-free pass through of income.

The risks of investing in the Portfolio may be intensified because the Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Portfolio’s performance more than if the Portfolio were diversified and a decline in the value of a particular instrument would cause the Portfolio’s overall value to decline to a greater degree.

Please see “Additional Risk Factors and Information” for further information about these and other risks of investing in the Portfolio.

UIF U.S. Real Estate Portfolio	5

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Portfolio. The Portfolio’s investment practices and limitations are described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions or companies. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.

Equity Securities

Equity securities include common stock, preferred stock, convertible securities, depositary receipts, rights and warrants. The Portfolio may invest in equity securities that are publicly traded on securities exchanges or over the counter or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to sell and their value may fluctuate more dramatically than other securities. The prices of convertible securities are affected by changes similar to those of equity and fixed income securities. The value of a convertible security tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying equity security.

A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Real Estate Investing

The Portfolio invests in companies that are mainly in the real estate industry. As a result, these companies (and, therefore, the Portfolio) will experience the risks of investing in real estate directly. Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values may also be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, may also have a major impact on real estate. Changing interest rates and credit quality requirements will also affect the cash flow of real estate companies and their ability to meet capital needs.

Temporary Defensive Investments

When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities that may be inconsistent with the Portfolio’s principal investment strategies for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio’s performance. The Portfolio may not achieve its investment objective.

6	UIF U.S. Real Estate Portfolio

Class I Prospectus

Fund Management

Fund Management

Investment Adviser

The Investment Adviser is Morgan Stanley Investment Management Inc. The Adviser, with principal offices at 522 Fifth Avenue, New York, New York 10036, conducts a worldwide portfolio management business, and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and the indirect parent of Morgan Stanley Distribution, Inc., the Fund’s distributor (the “Distributor”). Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2009, the Adviser, together with its affiliated asset management companies, had approximately $395.3 billion in assets under management or supervision.

Advisory Fee

The Adviser is entitled to receive an advisory fee at an annual percentage of the Portfolio’s average daily net assets as set forth in the table below:

Assets	Fee
First $500 million	0.80%
From $500 million to $1 billion	0.75%
More than $1 billion	0.70%

However, the Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 1.10% of its average daily net assets. For purposes of determining the amount of the advisory fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 1.10%. The fee waivers and/or expense reimbursements are expected to continue until such time as the Fund’s Board of Directors acts to discontinue such waivers and/or reimbursements when it deems that such action is appropriate.

For the fiscal year ended December 31, 2009, the Adviser received a fee for advisory services (net of fee waivers and/or expense reimbursements) equal to 0.79% of the Portfolio’s average daily net assets.

A discussion regarding the Board of Directors’ approval of the investment advisory agreement is available in the Fund’s semi-annual report to shareholders for the period ended June 30, 2009.

The Adviser and/or the Distributor may pay compensation (out of their own funds and not as an expense of the Portfolio) to certain affiliated or unaffiliated brokers, dealers and/or certain insurance companies or other financial intermediaries or service providers in connection with the sale, distribution, marketing and/or retention of shares of the Portfolio and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of the Portfolio’s shares over other investment options. Any such payments will not change the net asset value or the price of the Portfolio’s shares. For more information, please see the Fund’s SAI.

Portfolio Management

The Portfolio’s assets are managed by members of the Real Estate team. The team consists of a portfolio manager and analysts. Theodore R. Bigman is the member of the team primarily responsible for the day-to-day management of the Portfolio. Mr. Bigman has been associated with the Adviser in an investment management capacity since 1995.

The Portfolio is managed by Mr. Bigman, who is supported by a team of six research analysts. Together, Mr. Bigman and the team determine investment strategy, establish asset-allocation frameworks and direct the implementation of investment strategy.

The Fund’s SAI provides additional information about the portfolio manager’s compensation structure, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Portfolio.

The composition of the team may change from time to time.

UIF U.S. Real Estate Portfolio	7

Shareholder Information

Share Class

This Prospectus offers Class I shares of the U.S. Real Estate Portfolio. The Fund also offers Class II shares of the Portfolio through a separate prospectus. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Purchasing and Selling Portfolio Shares

Shares are offered on each day that the New York Stock Exchange (the “NYSE”) is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

There are no known disadvantages to variable product contract owners or qualified plan participants arising out of the fact that the Portfolio offers its shares to separate accounts of various insurance companies that offer variable annuity and variable life insurance products and various other entities under qualified pension and retirement plans. Nevertheless, the Board of Directors that oversees the Portfolio intends to monitor events to identify any material irreconcilable conflicts that may possibly arise due to these arrangements and to determine what action, if any, should be taken in response.

Pricing of Portfolio Shares

The price per share will be the NAV per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share’s portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.

About Net Asset Value

The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio’s investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, the value for those securities will be determined in good faith at fair value using methods approved by the Board of Directors.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares. To the extent the Portfolio invests in open-end management companies that are registered under the Investment Company Act of 1940, as amended, the Portfolio’s NAV is calculated based upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

The NAV of Class I shares will differ from that of other classes because of class-specific expenses that each class may pay.

Dividends and Distributions

The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt

8	UIF U.S. Real Estate Portfolio

Class I Prospectus

Shareholder Information

Shareholder Information (Cont’d)

of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor’s tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners or qualified plan participants is referred to as “market-timing” or “short-term trading” and may present risks for other contract owners or participants with long-term interests in the Portfolio, which may include, among other things, dilution in the value of the Portfolio’s shares indirectly held by contract owners or participants with long-term interests in the Portfolio, interference with the efficient management of the Portfolio, increased brokerage and administrative costs and forcing the Portfolio to hold excess levels of cash.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price-arbitrage”). The Portfolio’s policies with respect to valuing portfolio securities are described above in “About Net Asset Value.”

The Fund’s Board of Directors has adopted policies and procedures to discourage frequent purchases and redemptions of Portfolio shares by Portfolio shareholders. Insurance companies or qualified plans generally do not provide specific contract owner or plan participant transaction instructions to the Portfolio on an ongoing basis. Therefore, to some extent, the Portfolio relies on the insurance companies and qualified plans to monitor frequent short-term trading by contract owners. However, the Portfolio has entered into agreements with insurance companies and qualified plans whereby the insurance companies and qualified plans are required to provide certain contract owner identification and transaction information upon the Portfolio’s request. The Portfolio may use this information to help identify and prevent market-timing activity in the Portfolio. There can be no assurance that the Portfolio will be able to identify or prevent all market-timing activity.

If the Portfolio identifies suspected market-timing activity, the insurance company or qualified plan will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners or participants). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to implement remedial steps to prevent market-timing activity in the Portfolio. If the insurance company or qualified plan is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners or participants may be able to engage in frequent trading to the detriment of contract owners or participants with long-term interests in the Portfolio. If the insurance company or qualified plan refuses to take remedial action, or takes action that the Portfolio deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company or qualified plan.

Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s securities is available in the Fund’s SAI.

UIF U.S. Real Estate Portfolio	9

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Portfolio’s Class I shares for the past five fiscal years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower. The information has been audited by Ernst & Young LLP an independent registered public accounting firm. Ernst & Young LLP’s unqualified report appears in the Portfolio’s Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and the Portfolio’s financial statements, as well as the SAI, are available at no cost from the Portfolio at the toll free number noted on the back cover to this Prospectus or from your insurance company.

	Year Ended December 31,
	2009		2008	2007	2006	2005

Selected Per Share Data and Ratios

Net Asset Value, Beginning of Period	$8.20		$22.05	$29.37	$23.09	$20.49

Income (Loss) From Investment Operations

Net Investment Income#	0.17		0.31	0.32	0.36	0.36
Net Realized and Unrealized Gain (Loss)	2.04		(5.87)	(4.90)	8.02	3.08
Total From Investment Operations	2.21		(5.56)	(4.58)	8.38	3.44

Distributions from and/or in Excess of:

Net Investment Income	(0.26)		(0.69)	(0.31)	(0.30)	(0.26)
Net Realized Gain	–		(7.60)	(2.43)	(1.80)	(0.58)
Total Distributions	(0.26)		(8.29)	(2.74)	(2.10)	(0.84)
Net Asset Value, End of Period	$10.15		$8.20	$22.05	$29.37	$23.09
Total Return±	28.36%		(37.89)%	(17.07)%	38.04%	17.05%

Ratios and Supplemental Data:

Net Assets, End of Period (Thousands)	$244,866		$396,921	$761,902	$1,408,168	$1,072,408
Ratio of Expenses to Average Net Assets(1)	1.13	%+	1.07%+	1.04%+	1.01%	1.03%
Ratio of Expenses to Average Net Assets Excluding Investment Related Expenses	1.10	%+	1.05%+	1.02%+	1.01%	1.03%
Ratio of Net Investment Income to Average Net Assets	2.25	%+	2.01%+	1.14%+	1.40%	1.72%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§	0.00%§	0.00%§	N/A	N/A
Portfolio Turnover Rate	36%		35%	41%	25%	26%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	1.14	%+	N/A	N/A	N/A	N/A
Net Investment Income to Average Net Assets	2.24	%+	N/A	N/A	N/A	N/A

#	Per share amount is based on average shares outstanding.
±	Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.
+	Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were affected by less than 0.005%.
§	Amount is less than 0.005%.

10	UIF U.S. Real Estate Portfolio

Where to Find Additional Information

Statement of Additional Information

In addition to this Prospectus, the Fund has a SAI, dated April 30, 2010, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio’s investments. In the Fund’s shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio’s performance during that period.

For additional Fund information, including information regarding the investments comprising the Portfolio, and to make shareholder inquiries, please call 1-800-281-2715 or contact your insurance company.

You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company or on our web site at www.morganstanley.com/im.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission’s Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-551-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission’s web site at http://www.sec.gov; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund’s Investment Company Act registration number is 811-7607.

Class II Prospectus

April 30, 2010

The Universal Institutional Funds, Inc.

U.S. Real Estate Portfolio

Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Investment Adviser

Morgan Stanley Investment Management Inc.

The Universal Institutional Funds, Inc. (the “Fund”) is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.

The Securities and Exchange Commission (the “Commission”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Ticker Symbol: USRBX

Class II Prospectus

Portfolio Summary

Portfolio Summary

U.S. Real Estate Portfolio

Objective

The Portfolio seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Fees and Expenses of the Portfolio (Class II)

The table below describes the fees and expenses that you may pay if you buy and hold the classes of shares that may be offered by the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, expenses would be higher.

Annual Portfolio Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Advisory Fees	0.80%
Distribution (12b-1) Fee	0.35%
Other Expenses*	0.35%
Total Annual Portfolio Operating Expenses	1.50%
Fee Waiver and/or Expense Reimbursement**	0.11%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.39%

*	The Portfolio may invest a portion of its assets in other investment companies (the “Acquired Funds”). The Portfolio’s shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Portfolio invests. The Portfolio estimates that these expenses constituted less than 0.01% of the Portfolio’s average net assets for the fiscal year ended December 31, 2009. The Portfolio’s estimated indirect expense from investing in the Acquired Funds is based upon the average allocation of the Portfolio’s investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds (including any current waivers and expense limitations) for the fiscal year ended December 31, 2009. Actual Acquired Fund expenses incurred by the Portfolio may vary with changes in the allocation of Portfolio assets among the Acquired Funds and with other events that directly affect the expenses of the Acquired Funds.

**	The Portfolio’s adviser, Morgan Stanley Investment Management Inc. (the “Adviser”), has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed) (but including any 12b-1 fee), will not exceed 1.35%. The fee waivers and/or expense reimbursements are expected to continue until such time as the Fund’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate. The expenses of the Acquired Funds are not taken into account when calculating the fee waivers and/or expense reimbursements.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be equal to the amounts reflected in the table below.

	1 Year	3 Years	5 Years	10 Years
U.S. Real Estate Portfolio	$142	$440	$761	$1,669

Portfolio Turnover

The Portfolio pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies

The Adviser, seeks a combination of above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (“REITs”). The Portfolio focuses on REITs as well as real estate operating companies (“REOCs”) that invest in a variety of property types and regions.

Under normal circumstances, at least 80% of the assets of the Portfolio will be invested in equity securities of companies in the U.S. real estate industry. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes.

Principal Risks

An investment in the Portfolio is subject to risks, and you could lose money on your investment in the

UIF U.S. Real Estate Portfolio	1

U.S. Real Estate Portfolio (Cont’d)

Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Portfolio’s principal investment strategies are subject to the following principal risks:

• Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors, including events that affect entire financial markets or industries and events that affect particular issuers. To the extent that the Portfolio invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

• Real Estate. Investing in real estate companies entails the risks of the real estate business generally, including sensitivity to economic and business cycles, changing demographic patterns and government actions. In addition, at times the Portfolio’s market sector, U.S. real estate securities, may under perform relative to other sectors or the overall market.

• REITs and REOCs. Investing in REITs and REOCs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs and REOCs are organized and operated. Operating REITs requires specialized management skills and the Portfolio indirectly bears REIT management expenses along with the direct expenses of the Portfolio. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific requirements of the Internal Revenue Code of 1986, as amended, in order to qualify for the tax-free pass through of income. The failure of a company to qualify as a REIT could have adverse consequences for the Portfolio, including significantly reducing return to the Portfolio on its investment in the company.

• Non-Diversified Portfolio. The risks of investing in the Portfolio may be intensified because the Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Portfolio’s performance more than if the Portfolio were diversified and a decline in the value of a particular instrument would cause the Portfolio’s overall value to decline to a greater degree.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class II shares year-by-year and by showing how the Portfolios’s Class II shares’ average annual returns for the past one-year and five-year periods and since the Portfolio’s Class II inception compare with those of indices of similar securities over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future. Updated performance information is available on the Fund’s website at www.morganstanley.com/im.

Annual Total Returns—Calendar Years (Class II)

Commenced operations on November 5, 2002

High Quarter	07/09 - 09/09	30.29%
Low Quarter	10/08 - 12/08	-37.86%

Average Annual Total Return (Class II)

(for the calendar periods ended December 31, 2009)

	U.S. Real Estate Portfolio	FTSE NAREIT Equity REITs Index*	S&P 500® Index**
Past One Year	28.49%	27.99%	26.46%
Past Five Years	1.14%	0.36%	0.42%
Since Inception 11/5/02	10.41%	9.30%	4.87%

*	The FTSE NAREIT (National Association of Real Estate Investment Trusts) Equity REITs Index is a free float-adjusted market capitalization weighted index of tax qualified equity

2	UIF U.S. Real Estate Portfolio

Class II Prospectus

Portfolio Summary

U.S. Real Estate Portfolio (Cont’d)

REITs listed on the New York Stock Exchange, NYSE Amex and the NASDAQ National Market List. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

**

The Standard & Poor’s 500® Index (S&P 500®) measures the performance of the large-cap segment of the U.S. equities market, covering approximately 75% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. The index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Investment Adviser

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Real Estate team manages the Portfolio. Information about the current member of the Real Estate team primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing the Portfolio
Theodore R. Bigman	Managing Director	March 1997

Purchase and Sale of Portfolio Shares

This Prospectus offers Class II shares of the U.S. Real Estate Portfolio. The Fund also offers Class I shares of the Portfolio through a separate Prospectus. Class I shares are subject to lower expenses, but may not be available through your insurance company. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Fund shares will be sold at the net asset value (“NAV”) next determined after we receive your redemption request.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the “Shareholder Information—Purchasing and Selling Portfolio Shares” section of this Prospectus.

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

For more information, please refer to the “Shareholder Information—Taxes” section of the Prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), which may be affiliated or unaffiliated with the Adviser, the Adviser and/or the Portfolio’s distributor may pay (out of their own funds and not as an expense of the Portfolio) the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

UIF U.S. Real Estate Portfolio	3

Details of the Portfolio U.S. Real Estate Portfolio

Objective

The Portfolio seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Approach

The Adviser seeks a combination of above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including REITs. The Portfolio focuses on REITs as well as REOCs that invest in a variety of property types and regions. The Adviser’s approach emphasizes bottom-up stock selection with a top-down asset allocation.

Process

The Adviser actively manages the Portfolio using a combination of top-down and bottom-up methodologies. The top-down asset allocation is determined by focusing on key regional criteria, which include demographic and macroeconomic considerations (for example, population, employment, household formation and income). The Adviser employs a value-driven approach to bottom-up security selection, which emphasizes underlying asset values, values per square foot and property yields. In seeking an optimal matrix of regional and property market exposure, the Adviser considers broad demographic and macroeconomic factors as well as other criteria, such as space demand, new construction and rental patterns. The Adviser generally considers selling a portfolio holding when it determines that the holding is less attractive based on a number of factors, including changes in the holding’s share price, earnings prospects relative to its peers and/or business prospects.

Under normal circumstances, at least 80% of the assets of the Portfolio will be invested in equity securities of companies in the U.S. real estate industry. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes.

A company is considered to be in the U.S. real estate industry if it meets the following tests: (1) a company is considered to be from the United States (i) if its securities are traded on a recognized stock exchange in the United States, (ii) if alone or on a consolidated basis it derives 50% or more of its annual revenues from either goods produced, sales made or services performed in the United States or (iii) if it is organized or has a principal office in the United States; and (2) a company is considered to be in the real estate industry if it (i) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate, or (ii) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.

Risks

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in the equity securities of U.S. real estate companies. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). To the extent that the Portfolio invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Investing in real estate companies entails the risks of the real estate business generally, including sensitivity to economic and business cycles, changing demographic patterns and government actions. In addition, at times the Portfolio’s market sector, U.S. real estate securities, may under perform relative to other sectors or the overall market.

Investing in REITs and REOCs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs and REOCs are organized and operated. REITs generally invest directly in real estate (equity REITs), in mortgages (mortgage REITs) or in some combination of the two (hybrid REITs). REOCs are

4	UIF U.S. Real Estate Portfolio

Class II Prospectus

Details of the Portfolio

U.S. Real Estate Portfolio (Cont’d)

entities that generally are engaged directly in real estate management or development activities. The Portfolio will invest primarily in equity REITs. Operating REITs requires specialized management skills and the Portfolio indirectly bears REIT management expenses along with the direct expenses of the Portfolio. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific requirements of the Internal Revenue Code of 1986, as amended, in order to qualify for the tax-free pass through of income.

The risks of investing in the Portfolio may be intensified because the Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Portfolio’s performance more than if the Portfolio were diversified and a decline in the value of a particular instrument would cause the Portfolio’s overall value to decline to a greater degree.

Please see “Additional Risk Factors and Information” for further information about these and other risks of investing in the Portfolio.

UIF U.S. Real Estate Portfolio	5

Additional Risk Factors and Information

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions or companies. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.

Equity Securities

Equity securities include common stock, preferred stock, convertible securities, depositary receipts, rights and warrants. The Portfolio may invest in equity securities that are publicly traded on securities exchanges or over the counter or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to sell and their value may fluctuate more dramatically than other securities. The prices of convertible securities are affected by changes similar to those of equity and fixed income securities. The value of a convertible security tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying equity security.

A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of

This section discusses additional risk factors and information relating to the Portfolio. The Portfolio’s investment practices and limitations are described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Real Estate Investing

The Portfolio invests in companies that are mainly in the real estate industry. As a result, these companies (and, therefore, the Portfolio) will experience the risks of investing in real estate directly. Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values may also be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, may also have a major impact on real estate. Changing interest rates and credit quality requirements will also affect the cash flow of real estate companies and their ability to meet capital needs.

Temporary Defensive Investments

When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities that may be inconsistent with the Portfolio’s principal investment strategies for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio’s performance. The Portfolio may not achieve its investment objective.

6	UIF U.S. Real Estate Portfolio

Class II Prospectus

Fund Management

Fund Management

Investment Adviser

The Investment Adviser is Morgan Stanley Investment Management Inc. The Adviser, with principal offices at 522 Fifth Avenue, New York, New York 10036, conducts a worldwide portfolio management business, and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and the indirect parent of Morgan Stanley Distribution, Inc., the Fund’s distributor (the “Distributor”). Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2009, the Adviser, together with its affiliated asset management companies, had approximately $395.3 billion in assets under management or supervision.

Advisory Fee

The Adviser is entitled to receive an advisory fee at an annual percentage of the Portfolio’s average daily net assets as set forth in the table below:

Assets	Fee
First $500 million	0.80%
From $500 million to $1 billion	0.75%
More than $1 billion	0.70%

However, the Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 1.35% of its average daily net assets. For purposes of determining the amount of the advisory fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 1.35%. Fee waivers and/or expense reimbursements are expected to continue until such time as the Fund’s Board of Directors acts to discontinue such waivers and/or reimbursements when it deems that such action is appropriate.

For the fiscal year ended December 31, 2009, the Adviser received a fee for advisory services (net of fee waivers and/or expense reimbursements) equal to 0.79% of the Portfolio’s average daily net assets.

A discussion regarding the Board of Directors’ approval of the investment advisory agreement is available in the Fund’s semi-annual report to shareholders for the period ended June 30, 2009.

Portfolio Management

The Portfolio’s assets are managed by members of the Real Estate team. The team consists of a portfolio manager and analysts. Theodore R. Bigman is the member of the team primarily responsible for the day-to-day management of the Portfolio. Mr. Bigman has been associated with the Adviser in an investment management capacity since 1995.

The Portfolio is managed by Mr. Bigman, who is supported by a team of six research analysts. Together, Mr. Bigman and the team determine investment strategy, establish asset-allocation frameworks, and direct the implementation of investment strategy.

The Fund’s SAI provides additional information about the portfolio manager’s compensation structure, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Portfolio.

The composition of the team may change from time to time.

Distribution Plan

The Fund has adopted a Plan of Distribution for the Portfolio’s Class II shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Plan”). Under the Plan, the Portfolio is authorized to pay the Distributor a monthly 12b-1 fee at an annual rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. Such amount shall be paid to compensate the Distributor for remittances to insurance companies which offer the Fund as an investment option. These payments are intended to compensate insurance companies for distribution and/or administrative related expenses incurred or paid in connection with the distribution of Class II shares of the Portfolio. The Distributor has voluntarily agreed to waive 0.10% of the 0.35% 12b-1 fee that it may receive. This waiver is voluntary, and the Distributor reserves the right to terminate the waiver at any time and without notice.

Since the 12b-1 fees associated with the Plan are paid out of the Portfolio’s assets on an on-going basis, over

UIF U.S. Real Estate Portfolio	7

Fund Management (Cont’d)

time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Portfolio) to certain affiliated or unaffiliated brokers, dealers and/or certain insurance companies or other financial intermediaries or service providers in connection with the sale, distribution, marketing and/or or retention of shares of the Portfolio and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of the Portfolio’s shares over other investment options. Any such payments will not change the net asset value or the price of the Portfolio’s shares. For more information, please see the Fund’s SAI.

8	UIF U.S. Real Estate Portfolio

Class II Prospectus

Shareholder Information

Shareholder Information

Share Class

This Prospectus offers Class II shares of the U.S. Real Estate Portfolio. The Fund also offers Class I shares of the Portfolio through a separate Prospectus. Class I shares are subject to lower expenses, but may not be available through your insurance company. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Purchasing and Selling Portfolio Shares

Shares are offered on each day that the New York Stock Exchange (the “NYSE”) is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

There are no known disadvantages to variable product contract owners or qualified plan participants arising out of the fact that the Portfolio offers its shares to separate accounts of various insurance companies that offer variable annuity and variable life insurance products and various other entities under qualified pension and retirement plans. Nevertheless, the Board of Directors that oversees the Portfolio intends to monitor events to identify any material irreconcilable conflicts that may possibly arise due to these arrangements and to determine what action, if any, should be taken in response.

Pricing of Portfolio Shares

The price per share will be the NAV per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share’s portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.

About Net Asset Value

The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio’s investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, the value for those securities will be determined in good faith at fair value using methods approved by the Board of Directors.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares. To the extent the Portfolio invests in open-end management companies that are registered under the Investment Company Act of 1940, as amended, the Portfolio’s NAV is calculated based upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

The NAV of Class II shares will differ from that of other classes because of class-specific expenses that each class may pay.

Dividends and Distributions

The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt

UIF U.S. Real Estate Portfolio	9

Shareholder Information (Cont’d)

of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor’s tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners or qualified plan participants is referred to as “market-timing” or “short-term trading” and may present risks for other contract owners or participants with long-term interests in the Portfolio, which may include, among other things, dilution in the value of the Portfolio’s shares indirectly held by contract owners or participants with long-term interests in the Portfolio, interference with the efficient management of the Portfolio, increased brokerage and administrative costs and forcing the Portfolio to hold excess levels of cash.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price- arbitrage”). The Portfolio’s policies with respect to valuing portfolio securities are described above in “About Net Asset Value.”

The Fund’s Board of Directors has adopted policies and procedures to discourage frequent purchases and redemptions of Portfolio shares by Portfolio shareholders. Insurance companies or qualified plans generally do not provide specific contract owner or plan participant transaction instructions to the Portfolio on an ongoing basis. Therefore, to some extent, the Portfolio relies on the insurance companies and qualified plans to monitor frequent short-term trading by contract owners. However, the Portfolio has entered into agreements with insurance companies and qualified plans whereby the insurance companies and qualified plans are required to provide certain contract owner identification and transaction information upon the Portfolio’s request. The Portfolio may use this information to help identify and prevent market-timing activity in the Portfolio. There can be no assurance that the Portfolio will be able to identify or prevent all market-timing activity.

If the Portfolio identifies suspected market-timing activity, the insurance company or qualified plan will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners or participants). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to implement remedial steps to prevent market-timing activity in the Portfolio. If the insurance company or qualified plan is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners or participants may be able to engage in frequent trading to the detriment of contract owners or participants with long-term interests in the Portfolio. If the insurance company or qualified plan refuses to take remedial action, or takes action that the Portfolio deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company or qualified plan.

Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s securities is available in the Fund’s SAI.

10	UIF U.S. Real Estate Portfolio

Class II Prospectus

Financial Highlights

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Portfolio’s Class II shares for the past five fiscal years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The information has been audited by Ernst & Young LLP, an independent registered public accounting firm. Ernst & Young LLP’s unqualified report appears in the Portfolio’s Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and the Portfolio’s financial statements, as well as the SAI, are available at no cost from the Portfolio at the toll free number noted on the back cover of this Prospectus or from your insurance company.

	Year Ended December 31,
	2009		2008	2007	2006	2005
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$8.16		$21.83	$29.11	$22.92	$20.38
Income (Loss) From Investment Operations
Net Investment Income#	0.14		0.27	0.19	0.32	0.33
Net Realized and Unrealized Gain (Loss)	2.05		(5.79)	(4.78)	7.93	3.04
Total From Investment Operations	2.19		(5.52)	(4.59)	8.25	3.37
Distributions from and/or in Excess of:
Net Investment Income	(0.24)		(0.55)	(0.26)	(0.26)	(0.25)
Net Realized Gain	–		(7.60)	(2.43)	(1.80)	(0.58)
Total Distributions	(0.24)		(8.15)	(2.69)	(2.06)	(0.83)
Net Asset Value, End of Period	$10.11		$8.16	$21.83	$29.11	$22.92
Total Return±	28.49%		(38.05)%	(17.27)%	37.67%	16.75%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$258,106		$221,251	$361,473	$1,155,718	$616,304
Ratio of Expenses to Average Net Assets(1)	1.38	%+	1.32%+	1.28%+	1.26%	1.28%
Ratio of Expenses to Average Net Assets Excluding Investment Related Expenses	1.35	%+	1.30%+	1.27%+	1.26%	1.28%
Ratio of Net Investment Income to Average Net Assets(1)	1.83	%+	1.77%+	0.67%+	1.24%	1.58%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§	0.00%§	0.00%§	N/A	N/A
Portfolio Turnover Rate	36%		35%	41%	25%	26%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser and/or Distributor:
Expenses to Average Net Assets	1.49	%+	1.42%+	1.37%+	1.36%	1.38%
Net Investment Income to Average Net Assets	1.72	%+	1.67%+	0.57%+	1.14%	1.48%
#	Per share amount is based on average shares outstanding.
±	Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.
+	The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.
§	Amount is less than 0.005%.

UIF U.S. Real Estate Portfolio	11

Where to Find Additional Information

Statement of Additional Information

In addition to this Prospectus, the Fund has a SAI, dated April 30, 2010, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio’s investments. In the Fund’s shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio’s performance during that period.

For additional Fund information, including information regarding the investments comprising the Portfolio, and to make shareholder inquiries, please call 1-800-281-2715 or contact your insurance company.

You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company or on our web site at www.morganstanley.com/im.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission’s Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-551-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission’s web site at http://www.sec.gov; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund’s Investment Company Act registration number is 811-7607.

Class I Prospectus

April 30, 2010

The Universal Institutional Funds, Inc.

Value Portfolio

Above-average total return over a market cycle of three to five years by investing primarily in a portfolio of common stocks and other equity securities.

Investment Adviser

Morgan Stanley Investment Management Inc.

The Universal Institutional Funds, Inc. (the “Fund”) is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.

The Securities and Exchange Commission (the “Commission”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Ticker Symbol: UVAPX

Class I Prospectus

Portfolio Summary

Portfolio Summary

Value Portfolio

Objective

The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a portfolio of common stocks and other equity securities.

Fees and Expenses of the Portfolio (Class I)

The table below describes the fees and expenses that you may pay if you buy and hold the classes of shares that may be offered by the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Portfolio Operating Expenses would be higher.

Annual Portfolio Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Advisory Fees	0.55%
Distribution (12b-1) Fee	None
Other Expenses*	0.43%
Total Annual Portfolio Operating Expenses	0.98%
Fee Waiver and/or Expense Reimbursement**	0.12%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.86%

*	The Portfolio may invest a portion of its assets in other investment companies (the “Acquired Funds”). The Portfolio’s shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Portfolio invests. The Portfolio estimates that these expenses constituted less than 0.01% of the Portfolio’s average net assets for the fiscal year ended December 31, 2009. The Portfolio’s estimated indirect expense from investing in the Acquired Funds is based upon the average allocation of the Portfolio’s investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds (including any current waivers and expense limitations) for the fiscal year ended December 31, 2009. Actual Acquired Fund expenses incurred by the Portfolio may vary with changes in the allocation of Portfolio assets among the Acquired Funds and with other events that directly affect the expenses of the Acquired Funds.

**	The Portfolio’s adviser, Morgan Stanley Investment Management Inc. (the “Adviser”), has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses (such as foreign country tax expenses and interest expenses on amounts borrowed), will not exceed 0.85%. The fee waivers and/or expense reimbursements are expected to continue until such time as the Fund’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate. The expenses of the Acquired Funds are not taken into account when calculating the fee waivers and/or expense reimbursements.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be equal to the amounts reflected in the table below.

	1 Year	3 Years	5 Years	10 Years
Value Portfolio	$88	$274	$477	$1,061

Portfolio Turnover

The Portfolio pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

The Adviser invests primarily in common stocks of companies with capitalizations generally greater than $1 billion. The Portfolio emphasizes a value style of investing seeking well established companies that appear undervalued and currently are not being recognized within the market place. The Portfolio may invest, to a limited extent, in foreign issuers, including issuers located in emerging market or developing countries. The Portfolio may also invest, without limitation, in securities of foreign companies that are listed in the United States on a national exchange. The Portfolio may invest up to 10% of its net assets in real estate investment trusts (“REITs”).

The Adviser begins with a universe of companies that have attributes that may qualify them as value companies. The Adviser then screens these companies for liquidity and then relative value using an appropriate valuation measure for each sector or industry. The Adviser evaluates the companies relative to

UIF Value Portfolio	1

Value Portfolio (Cont’d)

competitive and market conditions within each industry. The Adviser then conducts a fundamental analysis of each company to identify those companies believed to be attractively valued relative to other companies within the industry. In determining whether securities should be sold, the Adviser considers fair valuations and deteriorating fundamentals.

Principal Risks

An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Portfolio’s principal investment strategies are subject to the following principal risks:

• Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors, including events that affect entire financial markets or industries events that affect particular issuers. Certain market conditions may favor value stocks, while other conditions may favor growth stocks. Accordingly, a portfolio of value stocks may, over periods of time, underperform a portfolio of growth stocks or the overall market. The Adviser’s perception that a stock is under- or over-valued may not be accurate or may not be realized. To the extent that the Portfolio invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

• Foreign and Emerging Market Securities. Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. The Portfolio’s investments may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

• REITs. Like mutual funds, REITs have expenses, including advisory and administration fees, that are paid by their shareholders. As a result, shareholders will absorb duplicate levels of fees when the Portfolio invests in REITs. A general downturn in real estate values also can hurt REIT performance. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for the Portfolio, including significantly reducing return to the Portfolio on its investment in such company.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class I shares year-by-year and by showing how the Portfolio’s Class I shares’ average annual returns for the past one, five and ten year periods compare with those of indices of similar securities over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future. Updated performance information is available on the Fund’s website at www.morganstanley.com/im.

Annual Total Returns—Calendar Years (Class I)

Commenced operations on January 2, 1997

High Quarter	04/03 - 06/03	22.57%
Low Quarter	07/02 - 09/02	-22.71%

2	UIF Value Portfolio

Class I Prospectus

Portfolio Summary

Value Portfolio (Cont’d)

Average Annual Total Return (Class I)

(for the calendar periods ended December 31, 2009)

	Value Portfolio	Russell 1000® Value Index*	S&P 500® Index**
Past One Year	31.00%	19.69%	26.46%
Past Five Years	-0.09%	-0.25%	0.42%
Past Ten Years	4.58%	2.47%	-0.95%

*

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values. An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

**

The Standard & Poor’s 500® Index (S&P 500®) measures the performance of the large-cap segment of the U.S. equities market, covering approximately 75% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. An index is a hypothetical measure of performance based on the ups and downs of the securities that make up a particular market. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Investment Adviser

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Multi-Cap Value team manages the Portfolio. Information about the current members of the Multi-Cap Value team jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing the Portfolio
Jason S. Leder	Managing Director	October 2003
Kevin C. Holt	Managing Director	October 2003
James N. Warwick	Executive Director	July 2007
Devin E. Armstrong	Executive Director	July 2007

Purchase and Sale of Portfolio Shares

This Prospectus offers Class I shares of the Value Portfolio. The Fund does not currently offer Class II shares but may do so in the future. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For additional information about the availability of Class II shares of the Portfolio, contact your insurance company or qualified pension or retirement plan.

Fund shares will be sold at the net asset value (“NAV”) next determined after we receive your redemption request.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the “Shareholder Information—Purchasing and Selling Portfolio Shares” section of this Prospectus.

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

For more information, please refer to the “Shareholder Information—Taxes” section of the Prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), which may be affiliated or unaffiliated with the Adviser, the Adviser and/or the Portfolio’s distributor may pay (out of their own funds and not as an expense of the Portfolio) the intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

UIF Value Portfolio	3

Description of the Portfolio

Value Portfolio

Objective

The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a portfolio of common stocks and other equity securities.

Approach

The Adviser invests primarily in common stocks of companies with capitalizations generally greater than $1 billion. The Portfolio emphasizes a value style of investing seeking well established companies that appear undervalued and currently are not being recognized within the market place. The Portfolio may purchase stocks that do not pay dividends. The Portfolio may invest, to a limited extent, in foreign issuers, including issuers located in emerging market or developing countries. The Portfolio may also invest, without limitation, in securities of foreign companies that are listed in the United States on a national exchange. The securities in which the Portfolio may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars. The Portfolio may invest up to 10% of its net assets in REITs.

Process

The Adviser begins with a universe of companies that have attributes that may qualify them as value companies. The Adviser then screens these companies for liquidity and then relative value using an appropriate valuation measure for each sector or industry. The Adviser evaluates the companies relative to competitive and market conditions within each industry. The Adviser then conducts a fundamental analysis of each company to identify those companies believed to be attractively valued relative to other companies within the industry. In determining whether securities should be sold, the Adviser considers fair valuations and deteriorating fundamentals.

Risks

Investing in the Portfolio may be appropriate for you if you are willing to accept the risks and uncertainties of investing in equity securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example).

Investments in smaller companies may involve greater risk than investments in larger, more established companies. The securities issued by smaller companies may be less liquid and their prices subject to more abrupt or erratic price movements. In addition, smaller companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

Certain market conditions may favor value stocks, while other conditions may favor growth stocks. Accordingly, a portfolio of value stocks may, over periods of time, underperform a portfolio of growth stocks or the overall market. The Adviser’s perception that a stock is under- or over-valued may not be accurate or may not be realized.

To the extent that the Portfolio invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States.

The Portfolio’s investments may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

REITs pool investors’ funds for investments primarily in real estate properties or real estate related loans. Like mutual funds, REITs have expenses, including advisory and administration fees, that are paid by their shareholders. As a result, shareholders will absorb duplicate levels of fees when the Portfolio

4	UIF Value Portfolio

Class I Prospectus

Description of the Portfolio

Value Portfolio (Cont’d)

invests in REITs. The performance of any Portfolio REIT holdings ultimately depends on the types of real property in which the REITs invest and how well the property is managed. A general downturn in real estate values also can hurt REIT performance. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for the Portfolio, including significantly reducing return to the Portfolio on its investment in such company.

Please see “Additional Risk Factors and Information” for further information about these and other risks of investing in the Portfolio.

UIF Value Portfolio	5

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Portfolio. The Portfolio’s investment practices and limitations are described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Price Volatility

The value of your investment in the Portfolio is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries or companies. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Portfolio owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in the Portfolio.

Equity Securities

Equity securities include common stock, preferred stock, convertible securities, depositary receipts, rights and warrants. The Portfolio may invest in equity securities that are publicly traded on securities exchanges or over the counter or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to sell and their value may fluctuate more dramatically than other securities. The prices of convertible securities are affected by changes similar to those of equity and fixed income securities. The value of a convertible security tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying equity security.

A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls, or diplomatic developments that could affect the Portfolio’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers, and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

Emerging Market Risks

Emerging market or developing countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market or developing countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider

6	UIF Value Portfolio

Class I Prospectus

Risk Factors and Information

Additional Risk Factors and Information (Cont’d)

price and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Foreign Currency

The Portfolio’s investments may be denominated in foreign currencies. The value of foreign currencies fluctuates relative to the value of the U.S. dollar. Since the Portfolio may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Portfolio’s assets. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Temporary Defensive Investments

When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities that may be inconsistent with its principal investment strategies for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio’s performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover

Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Portfolio to incur additional transaction costs. The Portfolio may engage in frequent trading of securities to achieve its investment objective.

UIF Value Portfolio	7

Fund Management

Investment Adviser

The Investment Adviser is Morgan Stanley Investment Management Inc. The Adviser, with principal offices at 522 Fifth Avenue, New York, New York 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of the Adviser and the indirect parent of Morgan Stanley Distribution, Inc., the Fund’s distributor (the “Distributor”). Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2009, the Adviser, together with its affiliated asset management companies, had approximately $395.3 billion in assets under management or supervision.

Advisory Fee

The Adviser is entitled to receive an advisory fee at an annual percentage of the Portfolio’s average daily net assets as set forth in the table below:

Assets	Fee
First $500 million	0.55%
From $500 million to $1 billion	0.50%
More than $1 billion	0.45%

However, the Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio will not exceed 0.85% of its average daily net assets. For purposes of determining the amount of the advisory fee waiver and/or reimbursement, if any, the annual operating expenses of the Portfolio exclude certain investment related expenses such as foreign country tax expense and interest expense on amounts borrowed. As a result, the expense ratio, including these expenses, after fee waivers and/or reimbursements may be higher than 0.85%. The fee waivers and/or expense reimbursements are expected to continue until such time as the Fund’s Board of Directors acts to discontinue such waivers and/or reimbursements when it deems that such action is appropriate.

For the fiscal year ended December 31, 2009, the Adviser received a fee for advisory services (net of fee waivers and/or expense reimbursements) equal to 0.43% of the Portfolio’s average daily net assets.

A discussion regarding the Board of Directors’ approval of the investment advisory agreement is available in the Fund’s semi-annual report to shareholders for the period ended June 30, 2009.

The Adviser and/or the Distributor may pay compensation (out of their own funds and not as an expense of the Portfolio) to certain affiliated or unaffiliated brokers, dealers and/or certain insurance companies or other financial intermediaries or service providers in connection with the sale, distribution, marketing and/or retention of shares of the Portfolio and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of the Portfolio’s shares over other investment options. Any such payments will not change the net asset value or the price of the Portfolio’s shares. For more information, please see the Fund’s SAI.

Portfolio Management

The Portfolio’s assets are managed by members of the Multi-Cap Value team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Jason S. Leder, Kevin C. Holt, James N. Warwick and Devin E. Armstrong.

Mr. Leder has been associated with the Adviser in an investment management capacity since 1995. Mr. Holt has been associated with the Adviser in an investment management capacity since 1999. Mr. Warwick has been associated with the Adviser in an investment management capacity since 2002. Mr. Armstrong has been associated with the Adviser in a research capacity since 2004 and in an investment management capacity since 2004.

Messrs. Holt and Leder are co-lead managers of the Portfolio and Messrs. Warwick and Armstrong are co-portfolio managers. Each team member is responsible for specific sectors. All team members are responsible for the day-to-day management of the Portfolio and Messrs. Holt and Leder are responsible for the execution and overall strategy of the Portfolio.

The Fund’s SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Portfolios.

The composition of the team may change from time to time.

8	UIF Value Portfolio

Class I Prospectus

Shareholder Information

Shareholder Information

Share Class

This Prospectus offers Class I shares of the Value Portfolio. The Fund does not currently offer Class II shares but may do so in the future. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For additional information about the availability of Class II shares of the Portfolio, contact your insurance company or qualified pension or retirement plan.

Purchasing and Selling Portfolio Shares

Shares are offered on each day that the New York Stock Exchange (the “NYSE”) is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

There are no known disadvantages to variable product contract owners or qualified plan participants arising out of the fact that the Portfolio offers its shares to separate accounts of various insurance companies that offer variable annuity and variable life insurance products and various other entities under qualified pension and retirement plans. Nevertheless, the Board of Directors that oversees the Portfolio intends to monitor events to identify any material irreconcilable conflicts that may possibly arise due to these arrangements and to determine what action, if any, should be taken in response.

Pricing of Portfolio Shares

The price per share will be the NAV per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share’s portion of all of the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.

About Net Asset Value

The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio’s investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, the value for those securities will be determined in good faith at fair value using methods approved by the Board of Directors. In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (for example, a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Fund’s Board of Directors. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer-specific development which is likely to have changed the value of the security. In these cases, the Portfolio’s NAV will reflect certain portfolio securities’ fair value rather than their market price. To the extent the Portfolio invests in open-end management companies that are registered under the Investment Company Act of 1940, as amended, the Portfolio’s NAV is calculated based upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

The NAV of Class I shares will differ from that of other classes because of class-specific expenses that each class may pay.

UIF Value Portfolio	9

Shareholder Information (Cont’d)

Dividends and Distributions

The Portfolio distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Portfolio expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor’s tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners or qualified plan participants is referred to as “market-timing” or “short-term trading” and may present risks for other contract owners or participants with long-term interests in the Portfolio, which may include, among other things, dilution in the value of the Portfolio’s shares indirectly held by contract owners or participants with long-term interests in the Portfolio, interference with the efficient management of the Portfolio, increased brokerage and administrative costs and forcing the Portfolio to hold excess levels of cash.

In addition, the Portfolio is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Portfolio’s securities trade and the time as of which the Portfolio’s NAV is calculated (“time-zone arbitrage”). For example, a market-timer may submit instructions for the purchase of shares of the Portfolio based on events occurring after foreign market closing prices are established, but before the Portfolio’s NAV calculation that are likely to result in higher prices in foreign markets the following day. The market-timer would submit instructions to redeem the Portfolio’s shares the next day when the Portfolio’s share price would reflect the increased prices in foreign markets for a quick profit at the expense of contract owners or participants with long-term interests in the Portfolio.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price-arbitrage”). The Portfolio’s policies with respect to valuing portfolio securities are described above in “About Net Asset Value.”

The Fund’s Board of Directors has adopted policies and procedures to discourage frequent purchases and redemptions of Portfolio shares by Portfolio shareholders. Insurance companies or qualified plans generally do not provide specific contract owner or plan participant transaction instructions to the Portfolio on an ongoing basis. Therefore, to some extent, the Portfolio relies on the insurance companies and qualified plans to monitor frequent short-term trading by contract owners. However, the Portfolio has entered into agreements with insurance companies and qualified plans whereby the insurance companies and qualified plans are required to provide certain contract owner identification and transaction information upon the Portfolio’s request. The Portfolio may use this information to help identify and prevent market-timing activity in the Portfolio. There can be no assurance that the Portfolio will be able to identify or prevent all market-timing activity.

If the Portfolio identifies suspected market-timing activity, the insurance company or qualified plan will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners or participants). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to

10	UIF Value Portfolio

Class I Prospectus

Shareholder Information

Shareholder Information (Cont’d)

implement remedial steps to prevent market-timing activity in the Portfolio. If the insurance company or qualified plan is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners or participants may be able to engage in frequent trading to the detriment of contract owners or participants with long-term interests in the Portfolio. If the insurance company or qualified plan refuses to take remedial action, or takes action that the Portfolio deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company or qualified plan.

Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of the Portfolio’s securities is available in the Fund’s SAI.

UIF Value Portfolio	11

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Portfolio’s Class I shares for the past five fiscal years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower. The information has been audited by Ernst & Young LLP, an independent registered public accounting firm. Ernst & Young LLP’s unqualified report appears in the Portfolio’s Annual Report to Shareholders and is incorporated by reference in the SAI. The Annual Report and the Portfolio’s financial statements, as well as the SAI, are available at no cost from the Portfolio at the toll free number noted on the back cover to this Prospectus or from your insurance company.

	Year Ended December 31,
	2009		2008	2007	2006	2005
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$6.69		$13.17	$14.87	$14.49	$14.88
Income (Loss) From Investment Operations
Net Investment Income#	0.12		0.21	0.25	0.26	0.25
Net Realized and Unrealized Gain (Loss) on Investments	1.88		(4.43)	(0.57)	1.96	0.38
Total From Investment Operations	2.00		(4.22)	(0.32)	2.22	0.63
Distributions from and/or in Excess of:
Net Investment Income	(0.24)		(0.37)	(0.29)	(0.27)	(0.20)
Net Realized Gain	–		(1.89)	(1.09)	(1.57)	(0.82)
Total Distributions	(0.24)		(2.26)	(1.38)	(1.84)	(1.02)
Net Asset Value, End of Period	$8.45		$6.69	$13.17	$14.87	$14.49
Total Return±	31.00	%*	(35.85)%	(3.07)%	16.89%	4.56%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$23,753		$21,504	$46,863	$70,091	$75,105
Ratio of Expenses to Average Net Assets(1)	0.85	%+	0.87%+	0.85%+	0.85%	0.85%
Ratio of Expenses to Average Net Assets Excluding Bank Overdraft Expense	N/A		0.85%+	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets(1)	1.66	%+	2.15%+	1.69%+	1.83%	1.72%
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§	0.00%§	0.00%§	N/A	N/A
Portfolio Turnover Rate	21%		19%	17%	23%	32%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived and/or Reimbursed by Adviser:
Expenses to Average Net Assets	0.97	%+	1.04%+	0.91%+	0.93%	0.92%
Net Investment Income to Average Net Assets	1.54	%+	1.98%+	1.63%+	1.75%	1.65%
#	Per share amount is based on average shares outstanding.
±	Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.
*	Performance was positively impacted by approximately 1.40% due to the receipt of proceeds from the settlements of class action suits involving primarily two of the Portfolio’s past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return would have been approximately 29.60%.
+	The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.
§	Amount is less than 0.005%.

12	UIF Value Portfolio

Where to Find Additional Information

Statement of Additional Information

In addition to this Prospectus, the Fund has a SAI, dated April 30, 2010, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio’s investments. In the Fund’s shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio’s performance during that period.

For additional Fund information, including information regarding the investments comprising the Portfolio, and to make shareholder inquiries, please call 1-800-281-2715 or contact your insurance company.

You may obtain the SAI and shareholder reports without charge by contacting the Fund at the toll-free number above or your insurance company or on our web site at www.morganstanley.com/im.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission’s Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-551-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission’s web site at http://www.sec.gov; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund’s Investment Company Act registration number is 811-7607.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

P.O. Box 2798, Boston, MA 02208-2798

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2010

The Universal Institutional Funds, Inc. (the “Fund”) is a no-load, open-end management investment company with diversified and non-diversified series (each a “Portfolio” and together the “Portfolios”). The Fund currently consists of 16 Portfolios offering a broad range of investment choices. Each Portfolio (with the exception of the Equity and Income, Global Franchise, Global Real Estate, International Growth Equity and Small Company Growth Portfolios) offers Class I shares. In addition, the Capital Growth, Core Plus Fixed Income, Emerging Markets Debt, Emerging Markets Equity, Equity and Income, Global Franchise, Global Real Estate, High Yield, International Growth Equity, Mid Cap Growth, Small Company Growth, U.S. Mid Cap Value and U.S. Real Estate Portfolios offer Class II shares. Shares of each Portfolio are offered with no sales charge or exchange or redemption fee. Following is a list of the Portfolios:

Share Class and Ticker Symbol
	CLASS I	CLASS II
Capital Growth	UEGIX	UEGTX
Core Plus Fixed Income	UFIPX	UCFIX
Emerging Markets Debt	UEMDX	UEDBX
Emerging Markets Equity	UEMEX	UEMBX
Equity and Income	—	UEIIX
Global Franchise	—	UGIIX
Global Real Estate	—	UGETX
Global Value Equity	UGEPX	—
High Yield	UHYPX	—*
International Growth Equity	—	UIETX
International Magnum	UIMPX	—
Mid Cap Growth	UMGPX	UMGTX
Small Company Growth**	—	USIIX
U.S. Mid Cap Value	UMCVX	UMCCX
U.S. Real Estate	UUSRX	USRBX
Value	UVAPX	—

*	As of the date of this SAI, this class of the Portfolio is not yet operational.
**	Portfolio is currently closed to new investors.

This Statement of Additional Information (“SAI”) dated April 30, 2010 relates to the Fund’s Class I Prospectuses: Capital Growth, Core Plus Fixed Income, Emerging Markets Debt, Emerging Markets Equity, Global Value Equity, High Yield, International Magnum, Mid Cap Growth, U.S. Mid Cap Value, U.S. Real Estate and Value Portfolios, each dated April 30, 2010; and Class II Prospectuses: Capital Growth, Core Plus Fixed Income, Emerging Markets Debt, Emerging Markets Equity, Equity and Income, Global Franchise, Global Real Estate, High Yield, International Growth Equity, Mid Cap Growth, Small Company Growth, U.S. Mid Cap Value and U.S. Real Estate Portfolios, each dated April 30, 2010.

Shares of each Portfolio may be purchased only by insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and by certain tax qualified investors. The variable annuity contract and variable life insurance policyholders incur fees and expenses separate from the fees and expenses charged by the Portfolios. This SAI addresses Fund information applicable to each of the 16 Portfolios.

The Fund was incorporated under the laws of the State of Maryland on March 26, 1996. The Fund filed a registration statement with the United States Securities and Exchange Commission (the “SEC”) registering itself as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and its shares under the Securities Act of 1933, as amended (the “1933 Act”).

The Portfolios are managed by Morgan Stanley Investment Management Inc. (the “Adviser”).

This SAI is not a prospectus, but should be read in conjunction with the prospectuses for the Fund’s Portfolios, each dated April 30, 2010 (each a “Prospectus” and together the “Prospectuses”). This SAI is incorporated by reference into the Prospectuses in its entirety. To obtain a Prospectus, please contact the Fund or your insurance company.

The Emerging Markets Debt, Global Franchise, Global Real Estate and U.S. Real Estate Portfolios are each “non-diversified” and, as such, such Portfolios’ investments are not required to meet certain diversification requirements under federal securities law. Compared with “diversified” funds or portfolios, each such Portfolio may invest a greater percentage of its assets in the securities of an individual corporation or governmental entity. Thus, the Portfolio’s assets may be concentrated in fewer securities than other funds. A decline in the value of those investments would cause the Portfolio’s overall value to decline to a greater degree.

i

INVESTMENT POLICIES AND STRATEGIES

This SAI provides additional information about the investment policies and operations of the Fund and each of its Portfolios. Under the supervision of the Adviser, Morgan Stanley Investment Management Limited (“MSIM Limited”) serves as investment sub-adviser to the Emerging Markets Equity, Global Franchise, Global Real Estate, Global Value Equity and International Magnum Portfolios; Morgan Stanley Investment Management Company (“MSIM Company”) serves as investment sub-adviser to the Emerging Markets Equity, Global Franchise, Global Real Estate and International Magnum Portfolios; and Morgan Stanley Asset & Investment Trust Management Co. Limited (“MSAITM”) serves as investment sub-adviser to the International Magnum Portfolio (MSIM Limited, MSIM Company and MSAITM are each referred to individually as the “Sub-Adviser” and collectively as the “Sub-Advisers”). References to the Adviser, when used in connection with its activities as investment adviser, include any Sub-Adviser acting under the Adviser’s supervision.

The following tables summarize the permissible investments for each Portfolio. These tables should be used in conjunction with the investment summaries for each Portfolio contained in the Prospectus in order to provide a complete description of such Portfolio’s investment policies.

U.S. FIXED INCOME PORTFOLIOS:

	Core Plus Fixed Income	High Yield
Equity Securities:
Common Stocks
Depositary Receipts
Investment Company Securities	✓	✓
IPOs
Limited Partnerships
Private Investments in Public Equity
Real Estate Investing
– REITs		+
– Specialized Ownership Vehicles
Rights	✓
Warrants		✓

+	The High Yield Portfolio may invest in certain fixed income securities issued by REITs.

U.S. FIXED INCOME PORTFOLIOS:

	Core Plus Fixed Income	High Yield
Fixed Income Securities:
Agencies	✓	✓
Asset-Backed Securities	✓	✓
Cash Equivalents	✓	✓
Commercial Paper	✓	✓
Corporates	✓	✓
Fannie Mae Certificates	✓	✓
Floaters	✓	✓
High Yield Securities	✓	✓
Inverse Floaters	✓	✓
Investment Grade Securities	✓	✓
Loan Participations and Assignments	✓	✓
Money Market Instruments	✓	✓
Mortgage Related Securities	✓	✓
– CMOs	✓	✓
– MBS	✓	✓
– SMBS	✓	✓
– TBAs	✓	✓
Municipals	✓	✓
Repurchase Agreements	✓	✓
Temporary Investments	✓	✓
U.S. Government Securities	✓	✓
Yankee Dollar Obligations	✓	✓
Zero Coupons, Pay-In-Kind Securities or Deferred Payment Securities	✓	✓

U.S. FIXED INCOME PORTFOLIOS:

	Core Plus Fixed Income	High Yield
Foreign Investment:
Brady Bonds	✓	✓
Emerging Market Securities	✓	✓
Eurodollar Obligations	✓	✓
Foreign Fixed Income Securities	✓	✓
Foreign Currency Transactions	✓	✓
Foreign Equity Securities		✓
Investment Funds
Other Securities And Investment Techniques:
Borrowing for Investment Purposes
Convertible Securities	✓	✓
Loans of Portfolio Securities	✓	✓
Non-Publicly Traded Securities, Private Placements and Restricted Securities	✓	✓
Preferred Stocks	✓	✓
Public Bank Loans	✓	✓
Reverse Repurchase Agreements	✓	✓
Short Sales	✓	✓
Structured Products	✓	✓
Temporary Borrowing	✓	✓
When-Issued and Delayed Delivery Securities	✓	✓
Derivatives:
Contracts for Difference (“CFDs”)
Forward Foreign Currency Exchange Contracts	✓	✓
Futures and Forward Contracts	✓	✓
Options	✓	✓
Swaps, Caps, Collars and Floors	✓	✓
Swap Options	✓	✓

U.S. EQUITY PORTFOLIOS:

	Capital Growth	Equity and Income	Mid Cap Growth	Small Company Growth	U.S. Mid Cap Value	U.S. Real Estate	Value
Equity Securities:
Common Stocks	✓	✓	✓	✓	✓	✓	✓
Depositary Receipts	✓	✓	✓	✓	✓ (ADRs ONLY)	✓	✓ (ADRs ONLY)
Investment Company Securities	✓	✓	✓	✓	✓	✓	✓
IPOs	✓	✓	✓	✓	✓	✓	✓
Limited Partnerships	✓	✓	✓	✓	✓	✓	✓
Private Investments in Public Equity	✓	✓	✓	✓	✓	✓	✓
Real Estate Investing
– REITs	✓	✓	✓	✓	✓	✓	✓
– Specialized Ownership Vehicles	✓					✓
Rights	✓	✓	✓	✓	✓	✓	✓
Warrants	✓	✓	✓	✓	✓	✓	✓
Fixed Income Securities:
Agencies	✓	✓	✓	✓	✓	✓	✓
Asset-Backed Securities		✓
Cash Equivalents	✓	✓	✓	✓	✓	✓	✓
Commercial Paper	✓	✓	✓	✓	✓	✓	✓
Corporates	✓	✓	✓	✓	✓	✓	✓
Fannie Mae Certificates	✓	✓	✓	✓	✓	✓	✓
Floaters		✓

U.S. EQUITY PORTFOLIOS:

	Capital Growth	Equity and Income	Mid Cap Growth	Small Company Growth	U.S. Mid Cap Value	U.S. Real Estate	Value
High Yield Securities
Inverse Floaters		✓
Investment Grade Securities	✓	✓	✓	✓	✓	✓	✓
Loan Participations and Assignments
Money Market Instruments	✓	✓	✓	✓	✓	✓	✓
Mortgage Related Securities
– CMOs		✓
– MBS		✓
– SMBS		✓
– TBAs		✓
Municipals
Repurchase Agreements	✓	✓	✓	✓	✓	✓	✓
Temporary Investments	✓	✓	✓	✓	✓	✓	✓
U.S. Government Securities	✓	✓	✓	✓	✓	✓	✓
Yankee Dollar Obligations	✓	✓					✓
Zero Coupons, Pay-In-Kind Securities or Deferred Payment Securities	✓	✓	✓	✓	✓	✓	✓
Foreign Investment:
Brady Bonds
Emerging Market Securities	✓	✓	✓	✓	✓	✓	✓
Eurodollar Obligations		✓
Foreign Fixed Income Securities		✓			✓	✓	✓

U.S. EQUITY PORTFOLIOS:

	Capital Growth	Equity and Income	Mid Cap Growth	Small Company Growth	U.S. Mid Cap Value	U.S. Real Estate	Value
Foreign Currency Transactions	✓	✓	✓	✓	✓	✓	✓
Foreign Equity Securities	✓	✓	✓	✓	✓	✓
Investment Funds	✓					✓
Other Securities and Investment Techniques:
Borrowing for Investment Purposes
Convertible Securities	✓	✓	✓	✓	✓	✓	✓
Loans of Portfolio Securities	✓	✓	✓	✓	✓	✓	✓
Non-Publicly Traded Securities, Private Placements and Restricted Securities	✓	✓	✓	✓	✓	✓	✓
Preferred Stocks	✓	✓	✓	✓	✓	✓	✓
Public Bank Loans
Reverse Repurchase Agreements		✓	✓	✓	✓		✓
Short Sales			✓	✓	✓		✓
Structured Products	✓	✓				✓
Temporary Borrowing	✓	✓	✓	✓	✓	✓	✓
When-Issued and Delayed Delivery Securities	✓	✓	✓	✓	✓	✓	✓
Derivatives:
Contracts for Difference (“CFDs”)
Foreign Currency Forward Contracts	✓	✓	✓	✓	✓	✓	✓
Futures and Forward Contracts	✓	✓	✓	✓	✓	✓	✓
Options	✓	✓	✓	✓	✓	✓	✓
Swaps, Caps, Collars and Floors	✓	✓	✓	✓	✓	✓	✓
Swap Options	✓	✓	✓	✓	✓	✓	✓

GLOBAL PORTFOLIOS:

	Emerging Markets Debt	Emerging Markets Equity	Global Franchise	Global Real Estate	Global Value Equity	International Growth Equity	International Magnum
Equity Securities:
Common Stocks		✓	✓	✓	✓	✓	✓
Depositary Receipts	✓	✓	✓	✓	✓	✓	✓
Investment Company Securities	✓	✓	✓	✓	✓	✓	✓
IPOs		✓	✓	✓	✓	✓	✓
Limited Partnerships		✓	✓	✓	✓	✓	✓
Private Investments in Public Equity		✓	✓	✓	✓	✓	✓
Real Estate Investing
– REITs			✓	✓	✓	✓	✓
– Foreign and Real Estate Companies	✓	✓		✓
– Specialized Ownership Vehicles		✓	✓	✓	✓	✓	✓
Rights	✓	✓	✓	✓	✓	✓	✓
Warrants	✓	✓	✓	✓	✓	✓	✓
Fixed Income Securities:
Agencies	✓	✓	*	✓	*	✓	✓
Asset-Backed Securities	✓
Cash Equivalents	✓	✓	✓	✓	✓	✓	✓
Commercial Paper	✓	✓	✓	✓	✓	✓	✓
Corporates	✓	✓	*	✓	*	✓	✓
Fannie Mae Certificates	✓	✓	✓	✓	✓	✓	✓
Floaters	✓			✓		✓
High Yield Securities	✓	✓

GLOBAL PORTFOLIOS:

	Emerging Markets Debt	Emerging Markets Equity	Global Franchise	Global Real Estate	Global Value Equity	International Growth Equity	International Magnum
Inverse Floaters	✓			✓		✓
Investment Grade Securities	✓	✓	✓	✓	✓	✓	✓
Loan Participations and Assignments	✓	✓
Money Market Instruments	✓	✓	✓	✓	✓	✓	✓
Mortgage Related Securities	✓			✓		✓
– CMOs	✓			✓		✓
– MBS	✓			✓		✓
– SMBS	✓			✓		✓
– TBAs				✓		✓
Municipals	✓			✓		✓
Repurchase Agreements	✓	✓	✓	✓	✓	✓	✓
Temporary Investments	✓	✓	✓	✓	✓	✓	✓
U.S. Government Securities	✓	✓	*	✓	*	✓	✓
Yankee Dollar Obligations	✓			✓		✓	✓
Zero Coupons, Pay-In-Kind Securities or Deferred Payment Securities	✓	✓		✓		✓	✓
Foreign Investment:
Brady Fixed Income Securities	✓	✓		✓		✓	✓
Emerging Market Securities	✓	✓	✓	✓	✓	✓	✓
Eurodollar Obligations	✓	✓	✓	✓	✓	✓	✓
Foreign Bonds	✓	✓	✓	✓	✓	✓	✓
Foreign Currency Transactions	✓	✓	✓	✓	✓	✓	✓
Foreign Equity Securities	✓	✓	✓	✓	✓	✓	✓

GLOBAL PORTFOLIOS:

	Emerging Markets Debt	Emerging Markets Equity	Global Franchise	Global Real Estate	Global Value Equity	International Growth Equity	International Magnum
Foreign Real Estate Companies		✓		✓	✓
Investment Funds	✓	✓	✓	✓	✓	✓	✓
Other Securities and Investment Techniques:
Borrowing for Investment Purposes	✓			✓		✓
Convertible Securities	✓	✓	✓	✓	✓	✓	✓
Loans of Portfolio Securities	✓	✓	✓	✓	✓	✓	✓
Non-Publicly Traded Securities, Private Placements and Restricted Securities	✓	✓	✓	✓	✓	✓	✓
Preferred Stocks	✓	✓	✓	✓	✓	✓	✓
Public Bank Loans	✓
Reverse Repurchase Agreements	✓		✓
Short Sales	✓		✓	✓		✓
Structured Products	✓	✓	✓	✓	✓	✓	✓
Temporary Borrowing	✓	✓	✓	✓	✓	✓	✓
When-Issued and Delayed Delivery Securities	✓	✓	✓	✓	✓	✓	✓
Derivatives:
Contracts for Difference (“CFDs”)		✓				✓	✓
Forward Foreign Currency Exchange Contracts	✓	✓	✓	✓	✓	✓	✓
Futures and Forward Contracts	✓	✓	✓	✓	✓	✓	✓
Options	✓	✓	✓	✓	✓	✓	✓
Swaps, Caps, Collars and Floors	✓	✓	✓	✓	✓	✓	✓
Swap Options	✓	✓	✓	✓	✓	✓	✓

*	This Portfolio may invest in certain U.S. Government Securities, Agencies and Corporates as described under Money Market Instruments and Temporary Investments.

EQUITY SECURITIES

In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example).

Common Stocks: Common Stocks are equity securities representing an ownership interest in a corporation, entitling the stockholder to voting rights and receipt of dividends paid based on proportionate ownership.

Depositary Receipts: Depositary Receipts represent an ownership interest in securities of foreign companies (an “underlying issuer”) that are deposited with a depositary. Depositary Receipts are not necessarily denominated in the same currency as the underlying securities. Depositary Receipts include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and other types of Depositary Receipts (which, together with ADRs and GDRs, are hereinafter collectively referred to as “Depositary Receipts”). ADRs are dollar-denominated Depositary Receipts typically issued by a U.S. financial institution which evidence an ownership interest in a security or pool of securities issued by a foreign issuer. ADRs are listed and traded in the United States. GDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by U.S. financial institutions and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States.

Depositary Receipts may be “sponsored” or “unsponsored.” Sponsored Depositary Receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored Depositary Receipts may be established by a depositary without participation by the underlying issuer. Holders of unsponsored Depositary Receipts generally bear all the costs associated with establishing unsponsored Depositary Receipts. In addition, the issuers of the securities underlying unsponsored Depository Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. For purposes of a Portfolio’s investment policies, the Portfolio’s investments in Depositary Receipts will be deemed to be an investment in the underlying securities, except that ADRs may be deemed to be issued by a U.S. issuer.

Investment Company Securities: Investment Company Securities are securities of other open-end, closed-end or unregistered investment companies, including foreign investment companies and exchange-traded funds. A Portfolio may invest in investment company securities as may be permitted by (i) the 1940 Act; (ii) the rules and regulations promulgated by the SEC under the 1940 Act; or (iii) an exemption or other relief applicable to a Portfolio from provisions of the 1940 Act. The 1940 Act generally prohibits an underlying fund from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the Portfolio’s total assets in any one investment company, and no more than 10% in any combination of investment companies. A Portfolio may invest in investment company securities of investment companies managed by the Adviser or its affiliates to the extent permitted under the 1940 Act or as otherwise authorized by the SEC. To the extent a Portfolio invests a portion of its assets in investment company securities, those assets will be subject to the risks of the purchased investment company’s portfolio securities, and a shareholder in a Portfolio will bear not only his proportionate share of the expenses of a Portfolio, but also, indirectly the expenses of the purchased investment company.

To the extent permitted by applicable law, a Portfolio may invest all or some of its short term cash investments in any money market fund advised or managed by the Adviser or its affiliates. In connection with any such investments, the Portfolio, to the extent permitted by the 1940 Act, will pay its share of all expenses (other than advisory and administrative fees) of a money market fund in which it invests which may result in the Portfolio bearing some additional expenses.

IPOs: Equity Portfolios of the Fund may purchase shares issued as part of, or a short period after, companies’ initial public offerings (“IPOs”) and may at times dispose of those shares shortly after their acquisition. A Portfolio’s purchase of those shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of newly-priced companies have fluctuated in significant amounts over short periods of time.

Limited Partnerships: A limited partnership interest entitles a Portfolio to participate in the investment return of the partnership’s assets as defined by the agreement among the partners. As a limited partner, a Portfolio generally is not permitted to participate in the management of the partnership. However, unlike a general partner whose liability is not limited, a limited partner’s liability generally is limited to the amount of its commitment to the partnership.

Real Estate Investing: Investments in securities of issuers engaged in the real estate industry entail special risks and considerations. In particular, securities of such issuers may be subject to risks associated with the direct ownership of real estate. These risks include: the cyclical nature of real estate values, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, environmental risks, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and other real estate capital market influences. Generally, increases in interest rates will increase the costs of obtaining financing, which could directly and indirectly decrease the value of the Portfolios’ investments.

REITs and Foreign Real Estate Companies: Certain Portfolios may invest in REITs and foreign real estate companies, which are similar to entities organized and operated as REITs in the United States. REITs and foreign real estate companies pool investors’ funds for investment primarily in real estate properties or real estate-related loans. REITs and foreign real estate companies generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs and/or foreign real estate companies. REITs and foreign real estate companies are more susceptible to risks associated with the ownership of real estate and the real estate industry in general. These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. In addition, REITs and foreign real estate companies depend upon specialized management skills, may not be diversified (which may increase the volatility of a REIT’s and/or foreign real estate company’s value), may have less trading volume and may be subject to more abrupt or erratic price movements than the overall securities market. Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities. Furthermore, investments in REITs and foreign real estate companies may involve duplication of management fees and certain other expenses, as the Portfolio indirectly bears its proportionate share of any expenses paid by REITs and foreign real estate companies in which it invests. U.S. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the “Code”). U.S. REITs are subject to the risk of failing to qualify for tax-free pass-through of income under the Code.

Rights: Rights represent the right, but not the obligation, for a fixed period of time to purchase additional shares of an issuer’s Common Stock at the time of a new issuance, usually at a price below the initial offering price of the Common Stock and before the Common Stock is offered to the general public. Rights are usually freely transferable. The risk of investing in a Right is that the Right may expire prior to the market value of the Common Stock exceeding the price fixed by the Right.

Specialized Ownership Vehicles: Specialized ownership vehicles pool investors’ funds for investment primarily in income-producing real estate or real estate related loans or interests. Such specialized ownership vehicles in which the Portfolios may invest include property unit trusts, foreign real estate companies, REITs and other similar specialized investment vehicles. Investments in such specialized ownership vehicles may have favorable or unfavorable legal, regulatory or tax implications for a Portfolio and, to the extent such vehicles are structured similarly to investment funds, may cause the Portfolios’ shareholders to indirectly bear certain additional operating expenses.

Warrants: Warrants give holders the right, but not the obligation, to buy Common Stock of an issuer at a given price, usually higher than the market price at the time of issuance, during a specified period. Warrants are usually freely transferable. The risk of investing in a Warrant is that the Warrant may expire prior to the market value of the Common Stock exceeding the price fixed by the Warrant.

FIXED INCOME SECURITIES

Fixed Income Securities generally represent an issuer’s obligation to repay to the investor (or lender) the amount borrowed plus interest over a specified time period. A typical Fixed Income Security specifies a fixed date when the amount borrowed (principal) is due in full, known as the maturity date and specifies dates when periodic interest (coupon) payments will be made over the life of the Security.

Fixed Income Securities come in many varieties and may differ in the way that interest is calculated, the amount and frequency of payments, the type of collateral, if any, and the presence of special features (e.g., conversion rights). Prices of Fixed Income Securities fluctuate and, in particular, are subject to several key risks including, but not limited to, interest-rate risk, credit risk, prepayment risk and spread risk.

Interest-rate risk arises due to general changes in the level of market rates after the purchase of a Fixed Income Security. Generally, the values of Fixed Income Securities vary inversely with changes in interest rates. During periods of falling interest rates, the values of most outstanding Fixed Income Securities generally rise and during periods of rising interest rates, the values of most Fixed Income Securities generally decline. While Fixed Income Securities with longer final maturities often have higher yields than those with shorter maturities, they usually possess greater price sensitivity to changes in interest rates and other factors. Traditionally, the remaining term to maturity has been used as a barometer of a Fixed Income Security’s sensitivity to interest rate changes. This measure, however, considers only the time until the final principal payment and takes no account of the pattern or amount of principal or interest payments prior to maturity. Duration combines consideration of yield, coupon, interest and principal payments, final maturity and call (prepayment) features. Duration measures the likely percentage change in a Fixed Income Security’s price for a small parallel shift in the general level of interest rates; it is also an estimate of the weighted average life of the remaining cash flows of a Security. In almost all cases, the duration of a Fixed Income Security is shorter than its term to maturity.

Credit risk, also known as default risk, represents the possibility that an issuer may be unable to meet scheduled interest and principal payment obligations. It is most often associated with corporate bonds, although it can be present in other Fixed Income Securities, as well (note that the market generally assumes that obligations of the U.S. Treasury are free from credit risk). Credit ratings and quantitative models attempt to measure the degree of credit risk in Fixed Income Securities and provide insight as to whether prevailing yield spreads afford sufficient compensation for such risk. Other things being equal, Fixed Income Securities with high degrees of credit risk should trade in the market at lower prices (and higher yields) than Fixed Income Securities with low degrees of credit risk.

Prepayment risk, also known as call risk, arises due to the issuer’s ability to prepay all or most of the Fixed Income Security prior to the stated final maturity date. Prepayments generally rise in response to a decline in interest rates as debtors take advantage of the opportunity to refinance their obligations. This risk is often associated with mortgage securities where the underlying mortgage loans can be refinanced, although it can also be present in corporate or other types of bonds with call provisions. When a prepayment occurs, a Portfolio may be forced to reinvest in lower yielding Fixed Income Securities. Quantitative models help assess the degree of prepayment risk and provide insight as to whether prevailing yield spreads afford sufficient compensation for such risk.

Spread risk is the potential for the value of a Portfolio’s assets to fall due to the widening of spreads. Fixed Income Securities generally compensate for greater credit risk by paying interest at a higher rate. The difference (or “spread”) between the yield of a security and the yield of a benchmark, such as a U.S. Treasury security with a comparable maturity, measures the additional interest paid for credit risk. As the spread on a security widens (or increases), the price (or value) of the security falls. Spread widening may occur, among other reasons, as a result of market concerns over the stability of the market, excess supply, general credit concerns in other markets, security- or market-specific credit concerns or general reductions in risk tolerance.

Economic, political and other events also may affect the prices of broad fixed income markets, although the risks associated with such events are transmitted to the market via changes in the prevailing levels of interest rates, credit risk, prepayment risk, or spread risk.

Agencies: Agencies are Fixed Income Securities issued or guaranteed by federal agencies and U.S. Government sponsored instrumentalities. They may or may not be backed by the full faith and credit of the U.S. Government. If they are not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Agencies that are backed by the full faith and credit of the United States include the Export-Import Bank of the United States, Farmers Home Administration, Federal Financing Bank, Federal Housing Administration, Maritime Administration, Small Business Administration and the Tennessee Valley Authority, among others. Certain debt issued by Resolution Funding Corporation has both its principal and interest backed by the full faith and credit of the U.S. Treasury in that its principal is defeased by U.S. Treasury zero coupon issues, while the U.S. Treasury is explicitly required to advance funds sufficient to pay interest on it, if needed. Certain agencies and instrumentalities, such as the Government National Mortgage Association (“Ginnie Mae”), are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make “indefinite and unlimited” drawings on the Treasury, if needed to service its debt. Debt from certain other agencies and instrumentalities, including the Federal Home Loan Bank, the Federal National Mortgage Association (“Fannie Mae”), and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), are not guaranteed by the United States, but those institutions are protected by the discretionary authority of the U.S. Treasury to purchase certain amounts of their securities to assist them in meeting their debt obligations.

In September 2008, the U.S. Treasury Department announced that the government would be taking over Fannie Mae and Freddie Mac and placing the companies into a conservatorship. In addition, the U.S. Treasury Department announced three additional steps that it intended to take with respect to Fannie Mae and Freddie Mac in order to support the conservatorship. First, the U.S. Treasury entered into “Preferred Stock Purchase Agreements” (PSPAs) under which, if the Federal Housing Finance Agency (“FHFA”) determines that Fannie Mae’s or Freddie Mac’s liabilities exceed its assets under generally accepted accounting principles, the U.S. Treasury will contribute cash capital to the company in an amount equal to the difference between liabilities and assets. The PSPAs are designed to provide protection to the senior and subordinated debt and the mortgage-backed securities issued by Fannie Mae and Freddie Mac. Second, the U.S. Treasury established a new secured lending credit facility that is available to Fannie Mae and Freddie Mac until December 2009. Third, the U.S. Treasury initiated a temporary program to purchase Fannie Mae and Freddie Mac mortgage-backed securities, which terminated in December 2009. In addition, the Federal Reserve exercised its separate authority in 2009 to purchase mortgage-backed securities of Fannie Mae and Freddie Mac; the rate of those purchases is expected to slow and terminate in early 2010. While the U.S. Treasury is committed to offset negative equity at Fannie Mae and Freddie Mac through its stock purchases, no assurance can be given that the Federal Reserve, U.S. Treasury or FHFA initiatives discussed above will ensure that Fannie Mae and Freddie Mac will remain successful in meeting their obligations with respect to the debt and mortgage-backed securities they issue.

Finally, other agencies and instrumentalities, such as the Federal Farm Credit System, are federally chartered institutions under Government supervision, but their debt securities are backed only by the credit worthiness of those institutions, not the U.S. Government.

Asset-Backed Securities: Certain Portfolios may invest in asset-backed securities. Asset-backed securities utilize the securitization techniques used to develop mortgage-backed securities. These techniques are also applied to a broad range of other assets. Various types of assets, primarily automobile and credit card receivables and home equity loans, are being securitized in pass-through structures similar to the mortgage pass-through structures. These types of securities are known as asset-backed securities. A Portfolio may invest in any type of asset-backed security. Asset-backed securities have risk characteristics similar to mortgage-backed securities. Like mortgage-backed securities, they generally decrease in value as a result of interest rate increases, but may benefit less than other fixed income securities from declining interest rates, principally because of prepayments. Also, as in the case of mortgage-backed securities, prepayments generally increase during a period of declining interest rates although other factors, such as changes in credit use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal, regulatory and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities.

Public Bank Loans: Certain Portfolios may invest in public loans made by banks or other financial institutions, which may be rated investment grade (Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”) BBB or higher by Standard & Poor’s Rating Group, a division of The McGraw-Hill Companies, Inc. (“S&P”)) or below investment grade (below Baa by Moody’s or below BBB by S&P). Public bank loans are privately negotiated loans for which information about the issuer has been made publicly available. However, public bank loans are not registered under the 1933 Act and are not publicly traded. They usually are second lien loans normally lower in priority of payment to senior loans, but have seniority in a company’s capital structure to other claims, such as subordinated corporate bonds or publicly-issued equity so that in the event of bankruptcy or liquidation, the company is required to pay down these second lien loans prior to such other lower-ranked claims on their assets. Bank loans normally pay floating rates that reset frequently, and as a result, protect investors from increases in interest rates.

Bank loans generally are negotiated between a borrower and several financial institutional lenders represented by one or more lenders acting as agent of all the lenders. The agent is responsible for negotiating the loan agreement that establishes the terms and conditions of the loan and the rights of the borrower and the lenders, monitoring any collateral, and collecting principal and interest on the loan. By investing in a loan, the Portfolio becomes a member of a syndicate of lenders. Certain bank loans are illiquid, meaning the Portfolio may not be able to sell them quickly at a fair price. Illiquid securities are also difficult to value. To the extent a bank loan has been deemed illiquid, it will be subject to a Portfolio’s restrictions on investment in illiquid securities. The secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

Bank loans are subject to the risk of default. Default in the payment of interest or principal on a loan will result in a reduction of income to the Portfolio, a reduction in the value of the loan, and a potential decrease in the Portfolio’s net asset value. The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. Bank loans are subject to the risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments. As discussed above, however, because bank loans reside higher in the capital structure than high yield bonds, default losses have been historically lower in the bank loan market. Bank loans that are rated below investment grade share the same risks of other High Yield Securities.

Cash Equivalents: Cash equivalents are short-term Fixed Income Securities comprising:

(1) Time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers’ acceptances issued by a commercial bank or savings and loan association. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. A bankers’ acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

A Portfolio may invest in obligations of U.S. banks, of foreign branches of U.S. banks (Eurodollars) and of U.S. branches of foreign banks (Yankee dollars). Euro and Yankee dollar investments will involve some of the same risks of investing in international securities that are discussed in the foreign investing section of the Prospectus.

A Portfolio will not invest in any security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $250,000 (a temporary increase from $100,000, which is due to expire on December 31, 2013) and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation (“FDIC”), (ii) in the case of U.S. banks, it is a member of the FDIC, and (iii) in the case of foreign branches of U.S. banks, the security is deemed by the Adviser to be of an investment quality comparable with other fixed income securities which the Portfolio may purchase.

(2) Commercial Paper rated at time of purchase by one or more Nationally Recognized Statistical Rating Organizations (“NRSRO”) in one of their two highest categories, (e.g., A-l or A-2 by S&P or Prime 1 or Prime 2 by Moody’s), or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated high-grade by an NRSRO (e.g., A or better by Moody’s, S&P or Fitch, Inc. (“Fitch”));

(3) Short-term corporate obligations rated high-grade at the time of purchase by an NRSRO (e.g., A or better by Moody’s, S&P or Fitch);

(4) U.S. Government obligations including bills, notes, bonds and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. Government and differ mainly in interest rates, maturities and dates of issue;

(5) Government Agency securities issued or guaranteed by U.S. Government sponsored instrumentalities and Federal agencies. These include securities issued by the Federal Home Loan Banks, Federal Land Bank, Farmers Home Administration, Farm Credit Banks, Federal Intermediate Credit Bank, Fannie Mae, Federal Financing Bank, the Tennessee Valley Authority and others; and

(6) Repurchase Agreements collateralized by securities listed above.

Commercial Paper: Commercial Paper refers to short-term Fixed Income Securities with maturities ranging from two to 270 days. They are primarily issued by corporations needing to finance large amounts of receivables, but may be issued by banks and other borrowers. Commercial Paper is issued either directly or through broker-dealers and may be discounted or interest-bearing. Commercial Paper is unsecured, but is almost always backed by bank lines of credit. Virtually all commercial paper is rated by Moody’s or S&P.

Commercial paper rated A-1 by S&P has the following characteristics: (1) liquidity ratios are adequate to meet cash requirements; (2) long-term senior debt is rated “A” or better; (3) the issuer has access to at least two additional channels of borrowing; (4) basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; (5) typically, the issuer’s industry is well established and the issuer has a strong position within the industry; and (6) the reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer’s commercial paper is A-1, A-2, or A-3.

The rating Prime-1 is the highest commercial paper rating assigned by Moody’s. Among the factors considered by Moody’s in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer’s industry or industries and the appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer’s products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships that exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Corporates: Corporates are Fixed Income Securities issued by private corporations. Holders, as creditors, have a prior legal claim over holders of Equity Securities of the issuer as to both income and assets for the principal and interest due the holder.

Floaters: Floaters are Fixed Income Securities with a rate of interest that varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain Floaters may carry a demand feature that permits the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. When the demand feature of certain Floaters represents an obligation of a foreign entity, the demand feature will be subject to certain risks discussed under “Foreign Investment.”

High Yield Securities: High Yield Securities are generally considered to include Fixed Income Securities rated below the four highest rating categories at the time of purchase (e.g., Ba through C by Moody’s or BB through D by S&P or Fitch) and unrated Fixed Income Securities considered to be of equivalent quality. High Yield Securities are not considered investment grade and are commonly referred to as “junk bonds” or high yield, high risk securities. Investment grade securities that a Portfolio holds may be downgraded to below investment grade by the rating agencies. If a Portfolio holds a security that is downgraded, the Portfolio may choose to retain the security.

While High Yield Securities offer higher yields, they also normally carry a high degree of credit risk and are considered speculative by the major credit rating agencies. High Yield Securities may be issued as a consequence of corporate restructuring or similar events. High Yield Securities are often issued by smaller, less creditworthy issuers, or by highly leveraged (indebted) issuers that are generally less able than more established or less leveraged issuers to make scheduled payments of interest and principal. In comparison to Investment Grade Securities, the price movement of these securities is influenced less by changes in interest rates and more by the financial and business position of the issuer. The values of High Yield Securities are more volatile and may react with greater sensitivity to market changes.

Inverse Floaters: Inverse floating rate obligations (“Inverse Floaters”) are obligations which pay interest at rates that vary inversely with changes in market rates of interest. Because the interest rate paid to holders of such obligations is generally determined by subtracting a variable or floating rate from a predetermined amount, the interest rate paid to holders of such obligations will decrease as such variable or floating rate increases and increase as such variable or floating rate decreases.

Like most other Fixed Income Securities, the value of Inverse Floaters will decrease as interest rates increase. They are more volatile, however, than most other Fixed Income Securities because the coupon rate on an Inverse Floater typically changes at a multiple of the change in the relevant index rate. Thus, any rise in the index rate (as a consequence of an increase in interest rates) causes a correspondingly greater drop in the coupon rate of an Inverse Floater while a drop in the index rate causes a correspondingly greater increase in the coupon of an Inverse Floater. Some Inverse Floaters may also increase or decrease substantially because of changes in the rate of prepayments.

The inverse floating rate municipal obligations in which certain Portfolios may invest include derivative instruments such as residual interest bonds (“RIBs”) or tender option bonds (“TOBs”). Such instruments are typically created by a special purpose trust that holds long-term fixed rate bonds and sells two classes of beneficial interests: short-term floating rate interests, which are sold to third party investors, and inverse floating residual interests, which are purchased by a Portfolio. The short-term floating rate interests have first priority on the cash flow from the bond held by the special purpose trust and the Portfolio is paid the residual cash flow from the bond held by the special purpose trust.

Inverse floating rate investments are variable debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Inverse floating rate investments have varying degrees of liquidity.

A Portfolio would generally invest in inverse floating rate investments that include embedded leverage, thus exposing the Portfolio to greater risks and increased costs. The market value of a “leveraged” inverse floating rate investment generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an unleveraged investment. The extent of increases and decreases in the value of inverse floating rate investments generally will be larger than changes in an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity, which may cause the Portfolio’s net asset value to be more volatile than if it had not invested in inverse floating rate investments.

In certain instances, the short-term floating rate interests created by the trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the trust holding the long-term fixed rate bonds may be collapsed. In the case of floaters created by a Portfolio, the Portfolio will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, a Portfolio could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

Investment Grade Securities: Investment Grade Securities are Fixed Income Securities rated by one or more of the rating agencies in one of the four highest rating categories at the time of purchase (e.g., AAA, AA, A or BBB by S&P or Fitch, or Aaa, Aa, A or Baa by Moody’s) or determined to be of equivalent quality by the Adviser. Securities rated BBB or Baa represent the lowest of four levels of Investment Grade Securities and are regarded as borderline between definitely sound obligations and those in which the speculative element begins to predominate. Ratings assigned to Fixed Income Securities represent only the opinion of the rating agency assigning the rating and are not dispositive of the credit risk associated with the purchase of a particular Fixed Income Security. Moreover, market risk also will affect the prices of even the highest rated Fixed Income Securities so that their prices may rise or fall even if the issuer’s capacity to repay its obligations remains unchanged.

Loan Participations and Assignments: Loan Participations are interests in loans or other direct debt instruments (“Loans”) relating to amounts owed by a corporate, governmental or other borrower to another party. Loans may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services (trade claims or other receivables), or to other parties (“Lenders”) and may be fixed rate or floating rate. Loans also may be arranged through private negotiations between an issuer of sovereign debt obligations and Lenders.

A Portfolio’s investments in Loans may be in the form of a participation in Loans (“Participations”) and assignments of all or a portion of Loans (“Assignments”) from third parties. In the case of a Participation, a Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In the event of an insolvency of the Lender selling a Participation, a Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. Certain Participations may be structured in a manner designed to avoid purchasers of Participations being subject to the credit risk of the Lender with respect to the Participation. Even under such a structure, in the event of a Lender’s insolvency, the Lender’s servicing of the Participation may be delayed and the assignability of the Participation may be impaired. A Portfolio will acquire Participations only if the Lender interpositioned between a Portfolio and the borrower is determined by the Adviser to be creditworthy.

When a Portfolio purchases Assignments from Lenders it will acquire direct rights against the borrower on the Loan. However, because Assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. Because there is no liquid market for such securities, it is likely that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and a Portfolio’s ability to dispose of particular Assignments or Participations when necessary to meet a Portfolio’s liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for a Portfolio to assign a value to these securities for purposes of valuing a Portfolio’s securities and calculating its net asset value (“NAV”).

Loan Participations and Assignments involve a risk of loss in case of default or insolvency of the borrower. In addition, they may offer less legal protection to a Portfolio in the event of fraud or misrepresentation and may involve a risk of insolvency of the Lender. Certain Loan Participations and Assignments may also include standby financing commitments that obligate the investing Portfolio to supply additional cash to the borrower on demand. Participations involving emerging market issuers may relate to Loans as to which there has been or currently exists an event of default or other failure to make payment when due and may represent amounts owed to Lenders that are themselves subject to political and economic risks, including the risk of currency devaluation, expropriation, or failure. Such Loan Participations and Assignments present additional risk of default or loss.

Money Market Instruments: Money Market Instruments are high quality short-term Fixed Income Securities. Money Market Instruments may include obligations of governments, government agencies, banks, corporations and special purpose entities and Repurchase Agreements relating to these obligations. Certain Money Market Instruments may be denominated in a foreign currency.

Mortgage Related Securities: Mortgage related securities are securities that, directly or indirectly, represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage related securities may include CMOs and ABS issued or guaranteed by agencies or instrumentalities of the U.S. Government or by private sector entities.

Collateralized Mortgage Obligations: Certain Portfolios may invest in collateralized mortgage obligations (“CMOs”), which are mortgage-backed securities that are collateralized by mortgage loans or mortgage pass-through securities, and multi-class pass-through securities, which are equity interests in a trust composed of mortgage loans or other mortgage backed securities. Unless the context indicates otherwise, the discussion of CMOs below also applies to multi-class pass through securities.

CMOs may be issued by governmental or government-related entities or by private entities, such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market traders. CMOs are issued in multiple classes, often referred to as “tranches,” with each tranche having a specific fixed or floating coupon rate and stated maturity or final distribution date. Under the traditional CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the holders of the CMOs. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds.

The principal and interest on the underlying collateral may be allocated among the several tranches of a CMO in innumerable ways. In a common CMO structure, the tranches are retired sequentially in the order of their respective stated maturities or final distribution dates (as opposed to the pro-rata return of principal found in traditional pass-through obligations). The fastest-pay tranches would initially receive all principal payments.

When those tranches are retired, the next tranches in the sequence receive all of the principal payments until they are retired. The sequential retirement of bond groups continues until the last tranche is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long maturity, monthly-pay collateral to formulate securities with short, intermediate, and long final maturities and expected average lives and risk characteristics.

The primary risk of CMOs is the uncertainty of the timing of cash flows that results from the rate of prepayments on the underlying mortgages serving as collateral and from the structure of the particular CMO transaction (that is, the priority of the individual tranches). An increase or decrease in prepayment rates (resulting from a decrease or increase in mortgage interest rates) may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates and will affect the yield and price of CMOs. In addition, the collateral securing CMOs or any third party guarantees are insufficient to make payments, a Portfolio could sustain a loss. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other types of mortgage securities. As a result, it may be difficult or impossible to sell the securities at an advantageous time or price.

New types of CMO tranches have evolved. These include floating rate CMOs, planned amortization classes, accrual bonds and CMO residuals. These newer structures affect the amount and timing of principal and interest received by each tranche from the underlying collateral. Under certain of these newer structures, given classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which a Portfolio invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-backed securities.

CMOs may include real estate investment conduits (“REMICs”). REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code and invests in certain mortgages principally secured by interests in real property.

A Portfolio may invest in, among others, parallel pay CMOs and Planned Amortization Class CMOs (“PAC Bonds”). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one tranche. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each tranche which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC Bonds are a form of parallel pay CMO, with the required principal payment on such securities having the highest priority after interest has been paid to all classes. PAC Bonds generally require payments of a specified amount of principal on each payment date.

Fannie Mae Certificates: Fannie Mae is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act of 1938. The obligations of Fannie Mae are not backed by the full faith and credit of the U.S. Government, but are protected by the discretionary authority of the U.S. Treasury to purchase certain amounts of Fannie Mae securities to assist Fannie Mae in meeting its debt obligations.

Each Fannie Mae certificate represents a pro rata interest in one or more pools of mortgage loans insured by the Federal Housing Administration under the Housing Act, or Title V of the Housing Act of 1949 (“FHA Loans”), or guaranteed by the Department of Veteran Affairs under the Servicemen’s Readjustment Act of 1944, as amended (“VA Loans”), or conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by any governmental agency) of the following types: (i) fixed rate level payment mortgage loans; (ii) fixed rate growing equity mortgage loans; (iii) fixed rate graduated payment mortgage loans; (iv) variable rate California mortgage loans; (v) other adjustable rate mortgage loans; and (vi) fixed rate and adjustable mortgage loans secured by multi-family projects.

Freddie Mac Certificates: Freddie Mac is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970, as amended (the “FHLMC Act”). Freddie Mac certificates represent a pro rata interest in a group of mortgage loans (a “Freddie Mac Certificate group”) purchased by Freddie Mac. The mortgage loans underlying the Freddie Mac Certificates consist of fixed rate or adjustable rate mortgage loans with original terms to maturity of between ten and thirty year, substantially all of which are secured by first liens on one-to-four-family residential properties or multi-family projects. Each mortgage loan must meet the applicable standards set forth in the FHLMC Act. A Freddie Mac Certificate group may include whole loans, participation interests in whole loans and undivided interests in whole loans and participations comprising another Freddie Mac Certificate group.

In September 2008, the U.S. Treasury Department announced that the government would be taking over Fannie Mae and Freddie Mac and placing the companies into a conservatorship. In addition, the U.S. Treasury Department announced three additional steps that it intended to take with respect to Fannie Mae and Freddie Mac in order to support the conservatorship. First, the U.S. Treasury entered into “Preferred Stock Purchase Agreements” (PSPAs) under which, if the FHFA determines that Fannie Mae’s or Freddie Mac’s liabilities exceed its assets under generally accepted accounting principles, the U.S. Treasury will contribute cash capital to the company in an amount equal to the difference between liabilities and assets. The PSPAs are designed to provide protection to the senior and subordinated debt and the mortgage-backed securities issued by Fannie Mae and Freddie Mac. Second, the U.S. Treasury established a new secured lending credit facility that is available to Fannie Mae and Freddie Mac until December 2009. Third, the U.S. Treasury initiated a temporary program to purchase Fannie Mae and Freddie Mac mortgage-backed securities, which terminated in December 2009. In addition, the Federal Reserve exercised its separate authority in 2009 to purchase mortgage-backed securities of Fannie Mae and Freddie Mac; the rate of those purchases is expected to slow and terminate in early 2010. While the U.S. Treasury is committed to offset negative equity at Fannie Mae and Freddie Mac through its stock purchases, no assurance can be given that the Federal Reserve, U.S. Treasury or FHFA initiatives discussed above will ensure that Fannie Mae and Freddie Mac will remain successful in meeting their obligations with respect to the debt and mortgage-backed securities they issue.

Ginnie Mae Certificates: Ginnie Mae is a wholly-owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the “Housing Act”), authorizes Ginnie Mae to guarantee the timely payment of the principal and interest on certificates that are based on and backed by a pool of FHA Loans, VA Loans or by pools of the other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. Government is pledged to the payment of all amounts that may be required to be paid under any guaranty. In order to meet its obligations under such guaranty, Ginnie Mae is authorized to borrow from the U.S. Treasury with no limitations as to amount.

Each Ginnie Mae certificate represents a pro rata interest in one or more of the following types of mortgage loans: (i) fixed rate level payment mortgage loans; (ii) fixed rate graduated payment mortgage loans; (iii) fixed rate growing equity mortgage loans; (iv) fixed rate mortgage loans secured by manufactured (mobile) homes; (v) mortgage loans on multi-family residential properties under construction; (vi) mortgage loans on completed multi-family projects; (vii) fixed rate mortgage loans as to which escrowed funds are used to reduce the borrower’s monthly payments during the early years of the mortgage loans (“buydown” mortgage loans); (viii) mortgage loans that provide for adjustments in payments based on periodic changes interest rates or in other payment terms of the mortgage loans; and (ix) mortgage-backed serial notes. All of these mortgage loans will be FHA Loans or VA Loans and, except as otherwise specified above, will be fully-amortizing loans secured by first liens on one to four-family housing units.

Mortgage-Backed Securities: With mortgage-backed securities (“MBS”), many mortgagees’ obligations to make monthly payments to their lending institution are pooled together and passed through to investors. The pools are assembled by various governmental, Government-related and private organizations. A Portfolio may invest in securities issued or guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae, private issuers and other government agencies. MBS issued by non-agency issuers, whether or not such securities are subject to guarantees, may entail greater risk, since private issuers may not be able to meet their obligations under the policies. If there is no guarantee provided by the issuer, a Portfolio will purchase only MBS that at the time of purchase are rated investment grade by one or more NRSROs or, if unrated, are deemed by the Adviser to be of comparable quality.

MBS are issued or guaranteed by private sector originators of or investors in mortgage loans and structured similarly to governmental pass-through securities. Because private pass-throughs typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality, they are generally structured with one or more of the types of credit enhancement described below. Fannie Mae and Freddie Mac obligations are not backed by the full faith and credit of the U.S. Government as Ginnie Mae certificates are, but Fannie Mae and Freddie Mac securities are supported by Fannie Mae’s and Freddie Mac’s right to borrow from the U.S. Treasury. Each of Ginnie Mae, Fannie Mae and Freddie Mac guarantees timely distributions of interest to certificate holders. Each of Ginnie Mae and Fannie Mae also guarantees timely distributions of scheduled principal. Although Freddie Mac has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan, Freddie Mac now issues MBS (Freddie Mac Gold PCS) that also guarantee timely payment of monthly principal reductions. Resolution Funding Corporation (“REFCORP”) obligations are backed, as to principal payments, by zero coupon U.S. Treasury bonds and, as to interest payments, ultimately by the U.S. Treasury.

There are two methods of trading MBS. A specified pool transaction is a trade in which the pool number of the security to be delivered on the settlement date is known at the time the trade is made. This is in contrast with the typical MBS transaction, called a TBA (To Be Announced) transaction, in which the type of MBS to be delivered is specified at the time of trade but the actual pool numbers of the securities that will be delivered are not known at the time of the trade. The pool numbers of the pools to be delivered at settlement are announced shortly before settlement takes place. The terms of the TBA trade may be made more specific if desired. Generally, agency pass-through MBS are traded on a TBA basis.

Certain transactions may give rise to a form of leverage. To mitigate leveraging risk, the Portfolios will earmark liquid assets to otherwise cover certain transactions that may give rise to such risk. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking requirements. Leverage, including borrowing, may cause a Portfolio to be more volatile than if the Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s portfolio securities.

Like fixed income securities in general, MBS will generally decline in price when interest rates rise. Rising interest rates also tend to discourage refinancings of home mortgages, with the result that the average life of MBSs held by a Portfolio may be lengthened. As average life extends, price volatility generally increases. This extension of average life causes the market price of the MBS to decrease further when interest rates rise than if their average lives were fixed. However, when interest rates fall, mortgages may not enjoy as large a gain in market value due to prepayment risk because additional mortgage prepayments must be reinvested at lower interest rates. Faster prepayment will shorten the average life and slower prepayments will lengthen it. However, it is possible to determine what the range of the average life movement could be and to calculate the effect that it will have on the price of the MBS. In selecting MBS, the Adviser looks for those that offer a higher yield to compensate for any variation in average maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment in these securities, even if the security is in one of the highest rating categories. A Portfolio may invest, without limit, in MBS issued by private issuers when the Adviser deems that the quality of the investment, the quality of the issuer and market conditions warrant such investments. The Portfolios will purchase securities issued by private issuers that are rated investment grade at the time of purchase by Moody’s or S&P or are deemed by the Adviser to be of comparable investment quality.

Stripped Mortgage-Backed Securities: Certain Portfolios may invest in stripped mortgage-backed securities (“SMBS”). A SMBS is a derivative multi-class mortgage security. SMBS usually are structured with two classes that receive different proportions of the interest and principal distribution on a pool of mortgage assets. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such security’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment in these securities. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield of POs could be materially adversely affected. The market values of IOs and POs are subject to greater risk of fluctuation in response to changes in market rates of interest than many other types of government securities. To the extent a Portfolio invests in IOs and POs, this increases the risk of fluctuations in the net asset value of a Portfolio.

Municipals: Municipal securities are Fixed Income Securities issued by local, state and regional governments that provide interest income which is exempt from federal income taxes. Municipals include both municipal bonds (those securities with maturities of five years or more) and municipal notes (those with maturities of less than five years). Municipal bonds are issued for a wide variety of reasons: to construct public facilities, such as airports, highways, bridges, schools, hospitals, mass transportation, streets, water and sewer works; to obtain funds for operating expenses; to refund outstanding municipal obligations; and to loan funds to various public institutions and facilities. Certain industrial development bonds are also considered municipal bonds if their interest is exempt from federal income tax. Industrial development bonds are issued by, or on behalf of, public authorities to obtain funds for various privately-operated manufacturing facilities, housing, sports arenas, convention centers, airports, mass transportation systems and water, gas or sewage works. Industrial development bonds are ordinarily dependent on the credit quality of a private user, not the public issuer.

The two principal classifications of municipal bonds are “general obligation” and “revenue” or “special tax” bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues.

Industrial revenue bonds in most cases are revenue bonds and generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on such industrial revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Short-term municipal obligations issued by states, cities, municipalities or municipal agencies, include tax anticipation notes, revenue anticipation notes, bond anticipation notes, construction loan notes and short-term discount notes.

Municipal notes are issued to meet the short-term funding requirements of local, regional and state governments. Municipal notes include bond anticipation notes, revenue anticipation notes and tax and revenue anticipation notes. These are short-term debt obligations issued by state and local governments to aid cash flows while waiting for taxes or revenue to be collected, at which time the debt is retired. Other types of municipal notes in which the Portfolio may invest are construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes and similar instruments.

Municipal bonds generally include debt obligations issued by states and their political subdivisions and duly constituted authorities and corporations, to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works. Municipal bonds may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

Note obligations with demand or put options may have a stated maturity in excess of one year, but permit any holder to demand payment of principal plus accrued interest upon a specified number of days’ notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer of such notes normally has a corresponding right, after a given period, to repay at its discretion the outstanding principal of the note plus accrued interest upon a specific number of days’ notice to the bondholders. The interest rate on a demand note may be based upon a known lending rate, such as the prime lending rate and be adjusted when such rate changes, or the interest rate on a demand note may be a market rate that is adjusted at specified intervals. Each note purchased by the Portfolios will meet the quality criteria set out in the prospectus for the Portfolios.

The yields of municipal bonds depend on, among other things, general money market conditions, conditions in the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody’s and S&P represent their opinions of the quality of the municipal bonds rated by them. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields, while municipal bonds of the same maturity and coupon, but with different ratings may have the same yield. It will be the responsibility of the investment management staff to appraise independently the fundamental quality of the bonds held by the Portfolios.

Municipal bonds are sometimes purchased on a “when-issued” basis, meaning the Portfolio has committed to purchase certain specified securities at an agreed upon price when they are issued. The period between commitment date and issuance date can be a month or more. It is possible that the securities will never be issued and the commitment canceled.

From time to time proposals have been introduced before Congress to restrict or eliminate the federal income tax exemption for interest on municipal bonds. Similar proposals may be introduced in the future. If any such proposal were enacted, it might restrict or eliminate the ability of the Portfolios to achieve their investment objectives. In that event, the Fund’s Directors and officers would reevaluate investment objectives and policies and consider recommending to shareholders changes in such objectives and policies.

Similarly, from time to time proposals have been introduced before state and local legislatures to restrict or eliminate the state and local income tax exemption for interest on municipal bonds. Similar proposals may be introduced in the future. If any such proposal were enacted, it might restrict or eliminate the ability of a Portfolio to achieve its investment objective. In that event, the Fund’s Directors and officers would reevaluate investment objectives and policies and consider recommending to shareholders changes in such objectives and policies.

The Portfolios eligible to purchase municipal bonds may also purchase bonds the income on which is subject to the alternative minimum tax (“AMT bonds”). AMT bonds are tax-exempt private activity bonds issued after August 7, 1986, the proceeds of which are directed, at least in part, to private, for-profit organizations. While the income from AMT bonds is exempt from regular federal income tax, it is a tax preference item in the calculation of the alternative minimum tax. The alternative minimum tax is a special separate tax that applies to some taxpayers who have certain adjustments to income or tax preference items.

Lease Obligations. Included within the revenue bonds category, as noted above, are participations in lease obligations or installment purchase contracts (hereinafter collectively called “lease obligations”) of municipalities, State and local governments, agencies or authorities issued in order to acquire equipment and facilities. Lease obligations may have risks not normally associated with general obligations or other revenue bonds. Leases, and installment purchase or conditional sale contracts (which may provide for title to the leased asset to pass eventually to the issuer), have developed as a means for governmental issuers to acquire property and equipment without the necessity of complying with the constitutional and statutory requirements generally applicable for the issuance of debt. Certain lease obligations contain “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing “non-appropriation” clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

In addition, lease obligations represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional municipal obligations, and, as a result, certain of such lease obligations may be considered illiquid securities. To determine whether or not a Portfolio will consider such securities to be illiquid (and subject to each Portfolio’s limitation on investing in illiquid securities), the Board has established guidelines to be utilized by the Portfolios in determining the liquidity of a lease obligation.

The factors to be considered in making the determination include 1) the frequency of trades and quoted prices for the obligation; 2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; 3) the willingness of dealers to undertake to make a market in the security; and 4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

Repurchase Agreements: Repurchase Agreements are transactions in which a Portfolio purchases a security or basket of securities and simultaneously commits to resell that security or basket to the seller (a bank, broker or dealer) at a mutually agreed upon date and price. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. Repurchase Agreements may be viewed as a fully collateralized loan of money by the Portfolio to the seller at a mutually agreed upon rate and price. The term of these agreements is usually from overnight to one week and never exceeds one year. Repurchase Agreements with a term of over seven days are considered illiquid.

In these transactions, the Portfolio receives as collateral securities that have a market value at least equal to the purchase price (including accrued interest) of the Repurchase Agreement and this value is maintained during the term of the agreement. These securities are held by the Portfolio’s Custodian or an approved third party for the benefit of the Portfolio until repurchased. Repurchase Agreements permit a Portfolio to remain fully invested while retaining overnight flexibility to pursue investments of a longer-term nature. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio’s realization upon the collateral may be delayed or limited.

Certain transactions may give rise to a form of leverage. To mitigate leveraging risk, the Portfolios will earmark liquid assets to otherwise cover certain transactions that may give rise to such risk. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking requirements. Leverage, including borrowing, may cause a Portfolio to be more volatile than if the Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s portfolio securities.

Pursuant to an order issued by the SEC, the Portfolios managed by the Adviser may pool their daily uninvested cash balances in order to invest in Repurchase Agreements on a joint basis with other investment companies advised by that Adviser. By entering into Repurchase Agreements on a joint basis, the Portfolios expect to incur lower transaction costs and potentially obtain higher rates of interest on such Repurchase Agreements. Each Portfolio’s participation in the income from jointly purchased Repurchase Agreements will be based on that Portfolio’s percentage share in the total Repurchase Agreement.

Temporary Investments: When the Adviser believes that changes in economic, financial or political conditions make it advisable, each Portfolio may invest up to 100% of its assets in cash and certain short- and medium-term Fixed Income Securities for temporary defensive purposes that may be inconsistent with the Portfolio’s investment strategies. These Temporary Investments may consist of obligations of the U.S. or foreign governments, their agencies or instrumentalities; Money Market Instruments; and instruments issued by international development agencies.

U.S. Treasury Securities: The U.S. Treasury securities that certain Portfolios may purchase include U.S. Treasury bills, notes and bonds issued by the U.S. Treasury. These instruments are direct obligations of the U.S. Government and, as a result, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances.

Yankee Dollar Obligations: Yankee dollar obligations are Fixed Income Securities. Yankee bank obligations, which include time deposits and certificates of deposit, are U.S. dollar-denominated obligations issued in the U.S. capital markets by foreign banks. The Portfolios may consider Yankee dollar obligations to be domestic securities for purposes of their investment policies.

Yankee dollar obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. However, to a limited extent, Yankee dollar obligations also are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital from flowing across its borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes and the expropriation or nationalization of foreign issuers.

Zero Coupons: Zero Coupons are fixed income securities that do not make regular interest payments. Instead, Zero Coupons are sold at a discount from their face value. The difference between a Zero Coupon’s issue or purchase price and its face value represents the imputed interest an investor will earn if the obligation is held until maturity. For tax purposes, a portion of this imputed interest is deemed as income received by zero coupon bondholders each year. Each Portfolio intends to pass along such interest as a component of the Portfolio’s distributions of net investment income.

Zero Coupons may offer investors the opportunity to earn a higher yield than that available on ordinary interest- paying obligations of similar credit quality and maturity. However, zero coupon prices may also exhibit greater price volatility than ordinary fixed income securities because of the manner in which their principal and interest are returned to the investor. Zero coupon treasury bonds are sold under a variety of different names, including Certificate of Accrual on Treasury Securities (“CATS”), Treasury Receipts (“TRS”), Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Treasury Investment Growth Receipts (“TIGERS”).

FOREIGN INVESTMENT

Investing in foreign securities involves certain special considerations which are not typically associated with investments in the securities of U.S. issuers. Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards and may have policies that are not comparable to those of domestic issuers. As a result, there may be less information available about foreign issuers than about domestic issuers. Securities of some foreign issuers may be less liquid and more volatile than securities of comparable domestic issuers. There is generally less government supervision and regulation of stock exchanges, brokers and listed issuers than in the United States. In addition, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, political and social instability, or diplomatic development which could affect U.S. investments in those countries. The costs of investing in foreign countries frequently are higher than the costs of investing in the United States. Although the Adviser endeavors to achieve the most favorable execution costs in portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges.

Investments in securities of foreign issuers may be denominated in foreign currencies. Accordingly, the value of a Portfolio’s assets, as measured in U.S. dollars, may be affected favorably or unfavorably by changes in currency exchange rates and in exchange control regulations. A Portfolio may incur costs in connection with conversions between various currencies.

Certain foreign governments levy withholding or other taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries. The Portfolios may be able to claim a credit for U.S. tax purposes with respect to any such foreign taxes.

The Adviser may consider an issuer to be from a particular country (including the United States) or geographic region if (i) its principal securities trading market is in that country or geographic region; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from goods produced, sales made or services performed in that country or geographic region; or (iii) it is organized under the laws of, or has a principal office in, that country or geographic region. By applying these tests, it is possible that a particular issuer could be deemed to be from more than one country or geographic region.

Brady Bonds: Brady Bonds are fixed income securities that are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by Nicholas F. Brady when he was the U.S. Secretary of the Treasury. Brady Bonds have been issued fairly recently and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter (“OTC”) secondary market. A Portfolio will invest in Brady Bonds only if they are consistent with the Portfolio’s quality specifications.

Dollar-denominated, collateralized Brady Bonds may be fixed rate par bonds or floating rate discount bonds. Interest payments on Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year’s rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized.

Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the “residual risk”). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments due on the Brady Bonds in the normal course. However, Brady Bonds should be viewed as speculative in light of the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds.

Emerging Market Securities: An emerging market security is one issued by a foreign government or private issuer that has one or more of the following characteristics: (i) its principal securities trading market is in an emerging market or developing country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from goods produced, sales made or services performed in emerging markets or (iii) it is organized under the laws of, or has a principal office in, an emerging market or developing country. Based on these criteria it is possible for a security to be considered issued by an issuer in more than one country. Therefore, it is possible for the securities of any issuer that has one or more of these characteristics in connection with any emerging market or developing country not to be considered an emerging market security if it has one or more of these characteristics in connection with a developed country.

Emerging market describes any country which is generally considered to be an emerging or developing country by major organizations in the international financial community, such as the International Bank for Reconstruction and Development (more commonly known as the World Bank) and the International Finance Corporation. Emerging markets can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

The economies of individual emerging market or developing countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures. These economies also have been, and may continue to be, adversely effected by economic conditions in the countries with which they trade.

Prior governmental approval for foreign investments may be required under certain circumstances in some emerging market or developing countries, and the extent of foreign investment in certain fixed income securities and domestic companies may be subject to limitation in other emerging market or developing countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging market or developing countries to prevent, among other concerns, violation of foreign investment limitations. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging countries. A Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental registration or approval for such repatriation. Any investment subject to such repatriation controls will be considered illiquid if it appears reasonably likely that this process will take more than seven days.

Investment in emerging market or developing countries may entail purchasing securities issued by or on behalf of entities that are insolvent, bankrupt, in default or otherwise engaged in an attempt to reorganize or reschedule their obligations and in entities that have little or no proven credit rating or credit history. In any such case, the issuer’s poor or deteriorating financial condition may increase the likelihood that the investing Portfolio will experience losses or diminution in available gains due to bankruptcy, insolvency or fraud. Emerging market or developing countries also pose the risk of nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic development (including war) that could affect adversely the economies of such countries or the value of a Portfolio’s investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside the United States.

Portfolios that invest in emerging market or developing countries may also be exposed to an extra degree of custodial and/or market risk, especially where the securities purchased are not traded on an official exchange or where ownership records regarding the securities are maintained by an unregulated entity (or even the issuer itself).

Eurodollar Obligations: Eurodollar obligations may include bonds issued and denominated in euros. Eurodollar obligations may be issued by government and corporate issuers in Europe. Eurodollar bank obligations, which include time deposits and certificates of deposit, are U.S. dollar-denominated obligations issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks.

Eurodollar obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. However, Eurodollar obligations also are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital from flowing across its borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes and the expropriation or nationalization of foreign issuers.

Foreign Fixed Income Securities: Foreign fixed income securities are Fixed Income Securities may be denominated in foreign currency and traded primarily outside of the United States, which include: (1) obligations issued or guaranteed by foreign national governments, their agencies, instrumentalities, or political subdivisions (“sovereign debt”); (2) debt securities issued, guaranteed or sponsored by supranational organizations established or supported by several national governments, including the World Bank, the European Community, the Asian Development Bank and others; (3) non-government foreign corporate debt securities; and (4) foreign mortgage securities and various other mortgages and asset-backed securities.

Certain emerging market countries are among the largest debtors to commercial banks and foreign governments. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when due in accordance with the terms of such obligations.

A governmental entity’s willingness or ability to repay principal and pay interest due in a timely manner may be affected by, among other factors, its cash flow situations, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the government’s dependence on expected disbursements from third parties, the government’s policy toward the International Monetary Fund and the political constraints to which a government may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a debtor’s implementation of economic reforms or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the government debtor, which may further impair such debtor’s ability or willingness to timely service its debts. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government debt obligations in the event of default under their commercial bank loan agreements. The issuers of the government debt securities in which a Portfolio may invest have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. There can be no assurance that the Brady Bonds and other foreign governmental debt securities in which the Portfolio may invest will not be subject to similar restructuring arrangements or to requests for new credit, which may adversely affect the Portfolio’s holdings. (See “Brady Bonds” above.) Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

Foreign Currency Transactions: The U.S. dollar value of the assets of the Portfolios, to the extent they invest in securities denominated in foreign currencies, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Portfolios may incur costs in connection with conversions between various currencies. The Portfolios may conduct their foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market. The Portfolios also may manage their foreign currency transactions by entering into foreign currency forward contracts to purchase or sell foreign currencies or by using other instruments and techniques described under “Derivatives,” below.

Foreign Equity Securities: Foreign Equity Securities are Equity Securities of an issuer in a country other than the United States.

Investment Funds: Some emerging market countries have laws and regulations that currently preclude direct investment or make it undesirable to invest directly in the securities of their companies. However, indirect investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted by certain emerging market countries through Investment Funds that have been specifically authorized. A Portfolio may invest in these Investment Funds subject to the provisions of the 1940 Act, as applicable, and other applicable laws.

OTHER SECURITIES AND INVESTMENT TECHNIQUES

Borrowing for Investment Purposes: Borrowing for investment purposes creates leverage which is a speculative characteristic. Portfolios authorized to borrow will do so only when the Adviser believes that borrowing will benefit the Portfolio after taking into account considerations such as the costs of borrowing and the likely investment returns on securities purchased with borrowed funds. Borrowing by a Portfolio will create the opportunity for increased net income but, at the same time, will involve special risk considerations. Leverage that results from borrowing will magnify declines as well as increases in a Portfolio’s NAV per share and net yield. Each Portfolio that engages in borrowing expects that all of its borrowing will be made on a secured basis. The Portfolio will either segregate the assets securing the borrowing for the benefit of the lenders or arrangements will be made with a suitable sub-custodian. If assets used to secure the borrowing decrease in value, a Portfolio may be required to pledge additional collateral to the lender in the form of cash or securities to avoid liquidation of those assets.

Convertible Securities: Convertible Securities are securities that may be exchanged under certain circumstances for a fixed number of shares of Common Stock or other Equity Securities. Convertible Securities generally represent a feature of some other type of security, such as a Fixed Income Security or preferred stock, so that, for example, a Convertible Fixed Income Security would be a Fixed Income Security that is convertible into Common Stock. Convertible Securities may be viewed as an investment in the current security or the security into which the Convertible Securities may be exchanged and, therefore, are included in both the definition of Equity Security and Fixed Income Security.

Certain Portfolio’s investments in convertible securities may include securities with enhanced convertible features or “equity-linked” features. These securities come in many forms and may include features, among others, such as the following: (i) may be issued by the issuer of the underlying equity security on its own securities or securities it holds of another company or be issued by a third party (typically a brokerage firm or other financial entity) on a security of another company, (ii) may convert into equity securities; such as common stock, or may be redeemed for cash or some combination of cash and the linked security at a value based upon the value of the underlying equity security, (iii) may have various conversion features prior to maturity at the option of the holder or issuer or both, (iv) may limit the appreciation value with caps or collars of the value of underlying equity security and (v) may have fixed, variable or no interest payments during the life of the security which reflect the actual or a structured return relative to the underlying dividends of the linked equity security. Generally these securities are designed to give investors enhanced yield opportunities to the equity securities of an issuer, but these securities may involve a limited appreciation potential downside exposure, or a finite time in which to capture the yield advantage. For example, certain securities may provide a higher current dividend income than the dividend income on the underlying security while capping participation in the capital appreciation of such security. Other securities may involve arrangements with no interest or dividend payments made until maturity of the security or an enhanced principal amount received at maturity based on the yield and value of the underlying security during the security’s term or at maturity. Besides enhanced yield opportunities, another advantage of using such securities is that they may be used for portfolio management or hedging purposes to reduce the risk of investing in a more volatile underlying equity security. There may be additional types of convertible securities with features not specifically referred to herein in which certain Portfolios may invest consistent with its investment objective and policies.

Investments in enhanced convertible or equity-linked securities may subject the Portfolios to additional risks not ordinarily associated with investments in traditional convertible securities. Particularly when such securities are issued by a third party on an underlying linked security of another company, the Portfolios are subject to risks if the underlying security underperforms or the issuer defaults on the payment of the dividend or the underlying security at maturity. In addition, the trading market for certain securities making it difficult for the Portfolios to dispose of a particular security in a timely manner, and reduced liquidity in the secondary market for any such securities may make it more difficult to obtain market quotations for valuing the Portfolio’s portfolio.

Loans of Portfolio Securities: Each Portfolio may lend its investment securities to qualified institutional investors that need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest of the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio. Each Portfolio may lend its investment securities to qualified brokers, dealers, domestic and foreign banks or other financial institutions, so long as the terms, structure and the aggregate amount of such loans are not inconsistent with the 1940 Act or the Rules and Regulations or interpretations of the SEC thereunder, which currently require that (i) the borrower pledge and maintain with the Portfolio collateral consisting of liquid, unencumbered assets having a value at all times not less than 100% of the value of the securities loaned; (ii) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower “marks to market” on a daily basis); (iii) the loan be made subject to termination by the Portfolio at any time; and (iv) the Portfolio receive reasonable interest on the loan (which may include the Portfolio investing any cash collateral in interest bearing short-term investments), any distributions on the loaned securities and any increase in their market value. In addition, voting rights may pass with the loaned securities, but the Portfolio will retain the right to call any security in anticipation of a vote that the Adviser deems material to the Security on loan. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Board of Directors. Each Portfolio loaning securities also bears the risk that the reinvestment of collateral will result in a principal loss. Finally, there is the risk that the price of the securities will increase while they are on loan and the collateral will not be adequate to cover their value.

At the present time, the staff of the SEC does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company’s Board of Directors.

Non-Publicly Traded Securities, Private Placements and Restricted Securities: The Portfolios may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed and restricted securities. Such unlisted securities may involve a higher degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Portfolio or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being sold, the Portfolio may be required to bear the expenses of registration.

As a general matter, a Portfolio may not invest more than 15% of its net assets in illiquid securities, such as securities for which there is not a readily available secondary market or securities that are restricted from sale to the public without registration. However, certain Restricted Securities can be offered and sold to qualified institutional buyers under Rule 144A under the 1933 Act (“Rule 144A Securities”) and may be deemed to be liquid under guidelines adopted by the Fund’s Board of Directors. The Portfolios may invest without limit in liquid Rule 144A Securities. Rule 144A Securities may become illiquid if qualified institutional buyers are not interested in acquiring the securities.

Private Investments in Public Equity. A Portfolio may purchase equity securities in a private placement that are issued by issuers who have outstanding, publicly-traded equity securities of the same class (“private investments in public equity” or “PIPES”). Shares in PIPES generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPES are restricted as to resale and the Portfolio cannot freely trade the securities. Generally, such restrictions cause the PIPES to be illiquid during this time. PIPES may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

Preferred Stocks: Preferred Stocks are securities that evidence ownership in a corporation and pay a fixed or variable stream of dividends. Preferred Stocks have a preference over Common Stocks in the event of the liquidation of an issuer and usually do not carry voting rights. Because Preferred Stocks pay a fixed or variable stream of dividends they have many of the characteristics of a Fixed Income Security and are, therefore, included in both the definition of Equity Security and Fixed Income Security.

Reverse Repurchase Agreements: Under a Reverse Repurchase Agreement, a Portfolio sells a security and promises to repurchase that security at an agreed upon future date and price. The price paid to repurchase the security reflects interest accrued during the term of the agreement. The Portfolio will earmark cash or liquid assets or establish a segregated account holding cash and other liquid assets in an amount not less than the purchase obligations of the agreement. Reverse Repurchase Agreements may be viewed as a speculative form of borrowing called leveraging. A Portfolio may invest in reverse repurchase agreements if (i) interest earned from leveraging exceeds the interest expense of the original reverse repurchase transaction and (ii) proceeds from the transaction are not invested for longer than the term of the Reverse Repurchase Agreement.

Certain transactions may give rise to a form of leverage. To mitigate leveraging risk, the Portfolios will earmark liquid assets to otherwise cover certain transactions that may give rise to such risk. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking requirements. Leverage, including borrowing, may cause a Portfolio to be more volatile than if the Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s portfolio securities.

Short Sales: A short sale is a transaction in which the Portfolio sells securities it owns or has the right to acquire at no added cost (i.e., “against the box”) or does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Portfolio arranges through a broker to borrow the securities and, in so doing, the Portfolio becomes obligated to replace the securities borrowed at their market price at the time of replacement. When selling short, the Portfolio intends to replace the securities at a lower price and therefore, profit from the difference between the cost to replace the securities and the proceeds received from the sale of the securities. When the Portfolio makes a short sale, the proceeds it receives from the sale will be held on behalf of a broker until the Portfolio replaces the borrowed securities. The Portfolio may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

The Portfolio’s obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash or other liquid assets. In addition, the Portfolio will earmark cash or liquid assets or place in a segregated account an amount of cash or other liquid assets equal to the difference, if any, between (i) the market value of the securities sold at the time they were sold short and (ii) any cash or other liquid securities deposited as collateral with the broker in connection with the short sale. Short sales by the Portfolio involve certain risks and special considerations. This amount will be adjusted daily to reflect changes in the value of the securities sold short. A Portfolio also can cover its obligations by owning another security (such as a call option) giving it the right to obtain the same kind and amount of the security it sold short. If the Adviser incorrectly predicts that the price of the borrowed security will decline, the Portfolio will have to replace the securities with securities with a greater value than the amount received from the sale. As a result, losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

Structured Products: Certain Portfolios also may invest a portion of their assets in structured notes and other types of structured investments (referred to collectively as “structured products”). A structured note is a derivative security for which the amount of principal repayment and/or interest payments is based on the movement of one or more “factors.” These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate or LIBOR), referenced bonds and stock indices. Some of these factors may or may not correlate to the total rate of return on one or more underlying instruments referenced in such notes. The cash flow or rate of return on a structured note may be determined by applying a multiplier to the rate of total return on the referenced factor. Application of a multiplier is comparable to the use of financial leverage, a speculative technique. Leverage magnifies the potential for gain and the risk of loss. As a result, a relatively small decline in the value of the referenced factor could result in a relatively large loss in the value of a structured note.

Investments in structured notes involve risks including interest rate risk, credit risk and market risk. Where a Portfolio’s investments in structured notes are based upon the movement of one or more factors, including currency exchange rates, interest rates, referenced bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations. Additionally, changes in the reference factor may cause the interest rate on the structured note to be reduced to zero and any further changes in the reference factor may then reduce the principal amount payable on maturity. Structured notes may be less liquid than other types of securities and more volatile than the reference factor underlying the note.

Generally, structured investments are interests in entities organized and operated for the purpose of restructuring the investment characteristics of underlying investment interests or securities. These investment entities may be structured as trusts or other types of pooled investment vehicles. This type of restructuring generally involves the deposit with or purchase by an entity of the underlying investments and the issuance by that entity of one or more classes of securities backed by, or representing interests in, the underlying investments. The cash flow or rate of return on the underlying investments may be apportioned among the newly issued securities to create different investment characteristics, such as varying maturities, credit quality, payment priorities and interest rate provisions. A Portfolio may have the right to receive payments to which it is entitled only from the structured investment, and generally does not have direct rights against the issuer. Holders of structured investments bear risks of the underlying investment and are subject to counterparty risk. While certain structured investment vehicles enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured investment vehicles generally pay their share of the investment vehicle’s administrative and other expenses.

Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing a Portfolio’s illiquidity to the extent that such Portfolio, at a particular point in time, may be unable to find qualified buyers for these securities.

PERCS. Preferred Equity Redemption Cumulative Stock (“PERCS”) technically is preferred stock with some characteristics of common stock. PERCS are mandatorily convertible into common stock after a period of time, usually three years, during which the investors’ capital gains are capped, usually at 30%. Commonly, PERCS may be redeemed by the issuer at any time or if the issuer’s common stock is trading at a specified price level or better. The redemption price starts at the beginning of the PERCS duration period at a price that is above the cap by the amount of the extra dividends the PERCS holder is entitled to receive relative to the common stock over the duration of the PERCS and declines to the cap price shortly before maturity of the PERCS. In exchange for having the cap on capital gains and giving the issuer the option to redeem the PERCS at any time or at the specified common stock price level, a Portfolio may be compensated with a substantially higher dividend yield than that on the underlying common stock. Investors that seek current income find PERCS attractive because PERCS provide a high dividend income than that paid with respect to a company’s common stock.

ELKS. Equity-Linked Securities (“ELKS”) differ from ordinary debt securities, in that the principal amount received at maturity is not fixed but is based on the price of the issuer’s common stock. ELKS are debt securities commonly issued in fully registered form for a term of three years under an indenture trust. At maturity, the holder of ELKS will be entitled to receive a principal amount equal to the lesser of a cap amount, commonly in the range of 30% to 55% greater than the current price of the issuer’s common stock, or the average closing price per share of the issuer’s common stock, subject to adjustment as a result of certain dilution events, for the

10 trading days immediately prior to maturity. Unlike PERCS, ELKS are commonly not subject to redemption prior to maturity. ELKS usually bear interest during the three-year term at a substantially higher rate than the dividend yield on the underlying common stock. In exchange for having the cap on the return that might have been received as capital gains on the underlying common stock, a Portfolio may be compensated with the higher yield, contingent on how well the underlying common stock does. Investors that seek current income find ELKS attractive because ELKS provide a higher dividend income than that paid with respect to a company’s common stock. The return on ELKS depends on the creditworthiness of the issuer of the securities, which may be the issuer of the underlying securities or a third party investment banker or other lender. The creditworthiness of such third-party issuer of ELKS may, and often does, exceed the creditworthiness of the issuer of the underlying securities. The advantage of using ELKS over traditional equity and debt securities is that the former are income producing vehicles that may provide a higher income than the dividend income on the underlying equity securities while allowing some participation in the capital appreciation of the underlying equity securities. Another advantage of using ELKS is that they may be used for hedging to reduce the risk of investing in the generally more volatile underlying equity securities.

LYONs. Liquid Yield Option Notes (“LYONs”) differ from ordinary debt securities, in that the amount received prior to maturity is not fixed but is based on the price of the issuer’s common stock. LYONs are zero-coupon notes that sell at a large discount from face value. For an investment in LYONs, the Portfolio will not receive any interest payments until the notes mature, typically in 15 to 20 years, when the notes are redeemed at face, or par, value. The yield on LYONs, typically, is lower-than-market rate for debt securities of the same maturity, due in part to the fact that the LYONs are convertible into common stock of the issuer at any time at the option of the holder of the LYONs. Commonly, the LYONs are redeemable by the issuer at any time after an initial period or if the issuer’s common stock is trading at a specified price level or better or, at the option of the holder, upon certain fixed dates. The redemption price typically is the purchase price of the LYONs plus accrued original issue discount to the date of redemption, which amounts to the lower-than-market yield. A Portfolio will receive only the lower-than-market yield unless the underlying common stock increases in value at a substantial rate. LYONs are attractive to investors when it appears that they will increase in value due to the rise in value of the underlying common stock.

Temporary Borrowing: Each Portfolio is permitted to borrow from banks for extraordinary or emergency purposes. For example, the Portfolios may borrow for temporary defensive purposes or to meet shareholder redemptions when the Adviser believes that it would not be in the best interests of a Portfolio to liquidate portfolio holdings. Except in the case of the Emerging Markets Debt Portfolio, a Portfolio will not purchase additional securities while temporary borrowings exceed 5% of its total assets.

The Board of Directors of the Fund has approved procedures whereby the Portfolios together with other investment companies advised by the Adviser or its affiliates may enter into a joint line of credit arrangement with a bank. Each Portfolio would be liable only for its own temporary borrowings under the joint line of credit arrangements.

When-Issued and Delayed Delivery Securities: When-Issued and Delayed Delivery Securities are securities purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment, but will take place no more than 120 days after the trade date. The payment obligation and the interest rates that will be received are each fixed at the time a Portfolio enters into the commitment and no interest accrues to the Portfolio until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. An increase in the percentage of the Portfolio’s assets committed to the purchase of securities on a When-Issued or Delayed Delivery basis may increase the volatility of its net asset value. When a Portfolio agrees to purchase When-Issued or Delayed Delivery Securities, it will earmark or segregate cash or liquid securities in an amount equal to the Portfolio’s commitment to purchase these securities.

DERIVATIVES

Certain Portfolios may, but are not required to, use various derivatives and related investment strategies as described below. Derivatives may be used for a variety of purposes including hedging, risk management, portfolio management or to earn income. Any or all of the investment techniques described herein may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as the use of any derivative by a Portfolio is a function of numerous variables, including market conditions. A Portfolio complies with applicable regulatory requirements when using derivatives, including the segregation of liquid assets when mandated by the SEC rules or SEC staff positions. Although the Adviser seeks to use derivatives to further a Portfolio’s investment objective, no assurance can be given that the use of derivatives will achieve this result.

General Risks of Derivatives. Derivatives utilized by a Portfolio may involve the purchase and sale of derivative instruments. A derivative is a financial instrument the value of which depends upon (or derives from) the value of another asset, security, interest rate or index. Derivatives may relate to a wide variety of underlying instruments, including equity and debt securities, indexes, interest rates, currencies and other assets. Certain derivative instruments which a Portfolio may use and the risks of those instruments are described in further detail below. A Portfolio may in the future also utilize derivatives techniques, instruments and strategies that may be newly developed or permitted as a result of regulatory changes, consistent with a Portfolio’s investment objective and policies. Such newly developed techniques, instruments and strategies may involve risks different than or in addition to those described herein. No assurance can be given that any derivatives strategy employed by a Portfolio will be successful.

The risks associated with the use of derivatives are different from, and possibly greater than, the risks associated with investing directly in the instruments underlying such derivatives. Derivatives are highly specialized instruments that require investment techniques and risk analyses different from other portfolio investments. The use of derivative instruments requires an understanding not only of the underlying instrument but also of the derivative itself. Certain risk factors generally applicable to derivative transactions are described below.

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Derivatives are subject to the risk that the market value of the derivative itself or the market value of underlying instruments will change in a way adverse to a Portfolio’s interests. A Portfolio bears the risk that the Adviser may incorrectly forecast future market trends and other financial or economic factors or the value of the underlying security, index, interest rate or currency when establishing a derivatives position for a Portfolio.

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Derivatives may be subject to pricing or “basis” risk, which exists when a derivative becomes extraordinarily expensive (or inexpensive) relative to historical prices or corresponding instruments. Under such market conditions, it may not be economically feasible to initiate a transaction or liquidate a position at an advantageous time or price.

•	Many derivatives are complex and often valued subjectively. Improper valuations can result in increased payment requirements to counterparties or a loss of value to a Portfolio.

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Using derivatives as a hedge against a portfolio investment subjects a Portfolio to the risk that the derivative will have imperfect correlation with the portfolio investment, which could result in a Portfolio incurring substantial losses. This correlation risk may be greater in the case of derivatives based on an index or other basket of securities, as the portfolio securities being hedged may not duplicate the components of the underlying index or the basket may not be of exactly the same type of obligation as those underlying the derivative. The use of derivatives for “cross hedging” purposes (using a derivative based on one instrument as a hedge on a different instrument) may also involve greater correlation risks.

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While using derivatives for hedging purposes can reduce a Portfolio’s risk of loss, it may also limit a Portfolio’s opportunity for gains or result in losses by offsetting or limiting a Portfolio’s ability to participate in favorable price movements in portfolio investments.

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Derivatives transactions for non-hedging purposes involve greater risks and may result in losses which would not be offset by increases in the value of portfolio securities or declines in the cost of securities to be acquired. In the event that a Portfolio enters into a derivatives transaction as an alternative to purchasing or selling the underlying instrument or in order to obtain desired exposure to an index or market, a Portfolio will be exposed to the same risks as are incurred in purchasing or selling the underlying instruments directly.

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The use of certain derivatives transactions involves the risk of loss resulting from the insolvency or bankruptcy of the other party to the contract (the “counterparty”) or the failure by the counterparty to make required payments or otherwise comply with the terms of the contract. In the event of default by a counterparty, a Portfolio may have contractual remedies pursuant to the agreements related to the transaction.

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Liquidity risk exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid, a Portfolio may be unable to initiate a transaction or liquidate a position at an advantageous time or price.

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Certain derivatives transactions are not entered into or traded on exchanges or in markets regulated by the Commodities Futures Trading Commission (“CFTC”) or the SEC. Instead, such OTC derivatives are entered into directly by the counterparties and may be traded only through financial institutions acting as market makers. OTC derivatives transactions can only be entered into with a willing counterparty that is approved by the Adviser in accordance with guidelines established by the Board. Where no such counterparty is available, a Portfolio will be unable to enter into a desired transaction. There also may be greater risk that no liquid secondary market in the trading of OTC derivatives will exist, in which case a Portfolio may be required to hold such instruments until exercise, expiration or maturity. Many of the protections afforded to exchange participants will not be available to participants in OTC derivatives transactions. OTC derivatives transactions are not subject to the guarantee of an exchange or clearinghouse and as a result a Portfolio would bear greater risk of default by the counterparties to such transactions.

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A Portfolio may be required to make physical delivery of portfolio securities underlying a derivative in order to close out a derivatives position or to sell portfolio securities at a time or price at which it may be disadvantageous to do so in order to obtain cash to close out or to maintain a derivatives position.

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As a result of the structure of certain derivatives, adverse changes in the value of the underlying instrument can result in losses substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

•	Certain derivatives may be considered illiquid and therefore subject to a Portfolio’s limitation on investments in illiquid securities.

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Derivatives transactions conducted outside the United States may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. Brokerage commissions, clearing costs and other transaction costs may be higher on foreign exchanges. Many of the risks of OTC derivatives transactions are also applicable to derivatives transactions conducted outside the United States. Derivatives transactions conducted outside the United States are subject to the risk of governmental action affecting the trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions could be adversely affected by foreign political and economic factors; lesser availability of data on which to make trading decisions; delays on a Portfolio’s ability to act upon economic events occurring in foreign markets; and less liquidity than U.S. markets.

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Currency derivatives are subject to additional risks. Currency derivatives transactions may be negatively affected by government exchange controls, blockages, and manipulations. Currency exchange rates may be influenced by factors extrinsic to a country’s economy. There is no systematic reporting of last sale information with respect to foreign currencies. As a result, the available information on which trading in currency derivatives will be based may not be as complete as comparable data for other transactions. Events could occur in the foreign currency market which will not be reflected in currency derivatives until the following day, making it more difficult for a Portfolio to respond to such events in a timely manner.

Regulatory Matters. As described herein, a Portfolio may be required to cover its potential economic exposure to certain derivatives transactions by holding an offsetting financial position and/or segregating liquid assets equal in value to a Portfolio’s potential economic exposure under the transaction. A Portfolio will cover such transactions as described herein or in such other manner as may be in accordance with applicable laws and regulations. Assets used to cover derivatives transactions cannot be sold while the derivatives position is open, unless they are replaced by other appropriate assets. Segregated liquid assets and assets held in margin accounts are not otherwise available to a Portfolio for investment purposes. If a large portion of a Portfolio’s assets are used to cover derivatives transactions or are otherwise segregated, it could affect portfolio management or a Portfolio’s ability to meet redemption requests or other current obligations. With respect to derivatives which are cash-settled (i.e., have no physical delivery requirement), a Portfolio is permitted to set aside liquid assets in an amount equal to a Portfolio’s daily marked-to-market net obligations (i.e., a Portfolio’s daily net liability) under the derivative, if any, rather than the derivative’s full notional value or the market value of the instrument underlying the derivative, as applicable. By setting aside assets equal to only its net obligations under cash-settled derivatives, a Portfolio will have the ability to employ leverage to a greater extent than if a Portfolio were required to segregate assets equal to the full notional amount of the derivative or the market value of the underlying instrument, as applicable.

Each of the exchanges and other trading facilitates on which options are traded has established limitations on the maximum number of put or call options on a given underlying security that may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on different exchanges or through one or more brokers. These position limits may restrict the number of listed options which a Portfolio may write. Option positions of all investment companies advised by the Adviser are combined for purposes of these limits. An exchange may order the liquidation of positions found to be in excess of these limits and may impose certain other sanctions or restrictions.

A Portfolio’s use of derivatives may be limited by the requirements of the Code for qualification as a regulated investment company for U.S. federal income tax purposes.

The CFTC eliminated limitations on futures trading by certain regulated entities, including registered investment companies, and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the Adviser to the company claims an exclusion from regulation as a commodity pool operator. In connection with its management of a Portfolio, the Adviser has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act (“CEA”). Therefore, it is not subject to the registration and regulatory requirements of the CEA. Therefore, there are no limitations on the extent to which a Portfolio may engage in non-hedging transactions involving futures and options thereon except as set forth in a Portfolio’s Prospectus or SAI. There is no overall limitation on the percentage of a Portfolio’s net assets which may be subject to a hedge position.

Forwards. A foreign currency forward contract is a negotiated agreement between two parties to exchange specified amounts of two or more currencies at a specified future time at a specified rate. The rate specified by the forward contract can be higher or lower than the spot rate between the currencies that are the subject of the contract. Settlement of a foreign currency forward contract for the purchase of most currencies typically must occur at a bank based in the issuing nation. Currency futures are similar to currency forward contracts, except that they are traded on an exchange and standardized as to contract size and delivery date. Most currency futures call for payment or delivery in U.S. dollars. Unanticipated changes in currency prices may result in losses to a Portfolio and poorer overall performance for a Portfolio than if it had not entered into forward contracts. Certain Portfolios may enter into forward contracts under various circumstances. The typical use of a forward contract is to “lock in” the price of a security in U.S. dollars or some other foreign currency, which a Portfolio is holding in its portfolio. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars or other currency, of the amount of foreign currency involved in the underlying security transactions, a Portfolio may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other currency which is being used for the security purchase and the foreign currency in which the security is denominated during the period between the date on which the security is purchased or sold and the date on which payment is made or received. The Adviser also may from time to time utilize forward contracts for other purposes. For example, they may be used to hedge a foreign security held in the portfolio or a security which pays out principal tied to an exchange rate between the U.S. dollar and a foreign currency, against a decline in value of the applicable foreign currency. They also may be used to lock in the current exchange rate of the currency in which those securities anticipated to be purchased are denominated. At times, a Portfolio may enter into “cross-currency” hedging transactions involving currencies other than those in which securities are held or proposed to be purchased are denominated.

A Portfolio will not enter into forward contracts or maintain a net exposure to these contracts where the consummation of the contracts would obligate a Portfolio to deliver an amount of foreign currency in excess of the value of a Portfolio’s portfolio securities.

When required by law, a Portfolio will cause its custodian bank to earmark cash, U.S. government securities or other appropriate liquid portfolio securities in an amount equal to the value of a Portfolio’s total assets committed to the consummation of forward contracts entered into under the circumstances set forth above. If the value of the securities so earmarked declines, additional cash or securities will be earmarked on a daily basis so that the value of such securities will equal the amount of a Portfolio’s commitments with respect to such contracts.

A Portfolio may be limited in its ability to enter into hedging transactions involving forward contracts by the Code requirements relating to qualification as a regulated investment company.

Forward contracts may limit gains on portfolio securities that could otherwise be realized had they not been utilized and could result in losses. The contracts also may increase a Portfolio’s volatility and may involve a significant amount of risk relative to the investment of cash.

Futures Contracts. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of a commodity at a specific price at a specific future time (the “settlement date”). Futures contracts may be based on a specified equity security (securities futures), a specified debt security or reference rate (interest rate futures), the value of a specified securities index (index futures) or the value of a foreign currency (forward contracts and currency futures). The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The buyer of a futures contract agrees to purchase the underlying instrument on the settlement date and is said to be “long” the contract. The seller of a futures contract agrees to sell the underlying instrument on the settlement date and is said to be “short” the contract. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Futures contracts call for settlement only on the expiration date and cannot be “exercised” at any other time during their term.

Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date (such as in the case of securities futures and interest rate futures based on a specified debt security) or by payment of a cash settlement amount on the settlement date (such as in the case of futures contracts relating to interest rates, foreign currencies and broad-based securities indexes). In the case of cash settled futures contracts, the settlement amount is equal to the difference between the reference instrument’s price on the last trading day of the contract and the reference instrument’s price at the time the contract was entered into. Most futures contracts, particularly futures contracts requiring physical delivery, are not held until the settlement date, but instead are offset before the settlement date through the establishment of an opposite and equal futures position (buying a contract that had been sold, or selling a contract that had been purchased). All futures transactions (except currency forward contracts) are effected through a clearinghouse associated with the exchange on which the futures are traded.

The buyer and seller of a futures contract are not required to deliver or pay for the underlying commodity unless the contract is held until the settlement date. However, both the buyer and seller are required to deposit “initial margin” with a futures commodities merchant when the futures contract is entered into. Initial margin deposits are typically calculated as a percentage of the contract’s market value. If the value of either party’s position declines, the party will be required to make additional “variation margin” payments to settle the change in value on a daily basis. The process is known as “marking-to-market.” Upon the closing of a futures position through the establishment of an offsetting position, a final determination of variation margin will be made and additional cash will be paid by or released to a Portfolio.

In addition, a Portfolio may be required to maintain segregated liquid assets in order to cover futures transactions. A Portfolio will segregate liquid assets in an amount equal to the difference between the market value of a futures contract entered into by a Portfolio and the aggregate value of the initial and variation margin payments made by a Portfolio with respect to such contract or as otherwise permitted by SEC rules or SEC staff positions. See “Regulatory Matters” below.

Additional Risk of Futures Transactions. The risks associated with futures contract transactions are different from, and possibly greater than, the risks associated with investing directly in the underlying instruments. Futures are highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The use of futures requires an understanding not only of the underlying instrument but also of the futures contract itself. Futures may be subject to the risk factors generally applicable to derivatives transactions described herein, and may also be subject to certain additional risk factors, including:

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The risk of loss in buying and selling futures contracts can be substantial. Small price movements in the commodity underlying a futures position may result in immediate and substantial loss (or gain) to a Portfolio.

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Buying and selling futures contracts may result in losses in excess of the amount invested in the position in the form of initial margin. In the event of adverse price movements in the underlying commodity, security, index, currency or instrument, a Portfolio would be required to make daily cash payments to maintain its required margin. A Portfolio may be required to sell portfolio securities, or make or take delivery of the underlying securities in order to meet daily margin requirements at a time when it may be disadvantageous to do so. A Portfolio could lose margin payments deposited with a futures commodities merchant if the futures commodities merchant breaches its agreement with a Portfolio, becomes insolvent or declares bankruptcy.

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Most exchanges limit the amount of fluctuation permitted in futures contract prices during any single trading day. Once the daily limit has been reached in a particular futures contract, no trades may be made on that day at prices beyond that limit. If futures contract prices were to move to the daily limit for several trading days with little or no trading, a Portfolio could be prevented from prompt liquidation of a futures position and subject to substantial losses. The daily limit governs only price movements during a single trading day and therefore does not limit a Portfolio’s potential losses.

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Index futures based upon a narrower index of securities may present greater risks than futures based on broad market indexes, as narrower indexes are more susceptible to rapid and extreme fluctuations as a result of changes in value of a small number of securities.

Options. An option is a contract that gives the holder of the option the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the seller of the option (the “option writer”) the underlying security at a specified fixed price (the “exercise price”) prior to a specified date (the “expiration date”). The buyer of the option pays to the option writer the option premium, which represents the purchase price of the option.

Exchange traded options are issued by a regulated intermediary such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to such option. OTC options are purchased from or sold to counterparties through direct bilateral agreement between the counterparties. Certain options, such as options on individual securities, are settled through physical delivery of the underlying security, whereas other options, such as index options, are settled in cash in an amount based on the value of the underlying instrument multiplied by a specified multiplier.

Writing Options. Certain Portfolios may write call and put options. As the writer of a call option, a Portfolio receives the premium from the purchaser of the option and has the obligation, upon exercise of the option, to deliver the underlying security upon payment of the exercise price. If the option expires without being exercised a Portfolio is not required to deliver the underlying security but retains the premium received.

Certain Portfolios may only write call options that are “covered.” A call option on a security is covered if (a) a Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, such amount is maintained by a Portfolio in segregated liquid assets) upon conversion or exchange of other securities held by a Portfolio; or (b) a Portfolio has purchased a call on the underlying security, the exercise price of which is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by a Portfolio in segregated liquid assets.

Selling call options involves the risk that a Portfolio may be required to sell the underlying security at a disadvantageous price, below the market price of such security, at the time the option is exercised. As the writer of a covered call option, a Portfolio forgoes, during the option’s life, the opportunity to profit from increases in the market value of the underlying security covering the option above the sum of the premium and the exercise price but retains the risk of loss should the price of the underlying security decline.

Certain Portfolios may write put options. As the writer of a put option, a Portfolio receives the premium from the purchaser of the option and has the obligation, upon exercise of the option, to pay the exercise price and receive delivery of the underlying security. If the option expires without being exercised, a Portfolio is not required to receive the underlying security in exchange for the exercise price but retains the option premium.

A Portfolio may only write put options that are “covered.” A put option on a security is covered if (a) a Portfolio segregates liquid assets equal to the exercise price; or (b) a Portfolio has purchased a put on the same security as the put written, the exercise price of which is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by a Portfolio in segregated liquid assets.

Selling put options involves the risk that a Portfolio may be required to buy the underlying security at a disadvantageous price, above the market price of such security, at the time the option is exercised. While a Portfolio’s potential gain in writing a covered put option is limited to the premium received plus the interest earned on the liquid assets covering the put option, a Portfolio’s risks of loss is equal to the entire value of the underlying security, offset only by the amount of the premium received.

A Portfolio may close out an options position which it has written through a closing purchase transaction. A Portfolio would execute a closing purchase transaction with respect to a call option written by purchasing a call option on the same underlying security and having the same exercise price and expiration date as the call option written by a Portfolio. A Portfolio would execute a closing purchase transaction with respect to a put option written by purchasing a put option on the same underlying security and having the same exercise price and expiration date as the put option written by a Portfolio. A closing purchase transaction may or may not result in a profit to a Portfolio. A Portfolio could close out its position as an option writer only if a liquid secondary market exists for options of that series and there is no assurance that such a market will exist with respect to any particular option.

The writer of an option generally has no control over the time when the option is exercised and the option writer is required to deliver or acquire the underlying security. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option. Thus, the use of options may require a Portfolio to buy or sell portfolio securities at inopportune times or for prices other than the current market values of such securities, may limit the amount of appreciation a Portfolio can realize on an investment, or may cause a Portfolio to hold a security that it might otherwise sell.

Purchasing Options. Certain Portfolios may purchase call and put options. As the buyer of a call option, a Portfolio pays the premium to the option writer and has the right to purchase the underlying security from the option writer at the exercise price. If the market price of the underlying security rises above the exercise price, a Portfolio could exercise the option and acquire the underlying security at a below market price, which could result in a gain to a Portfolio, minus the premium paid. As the buyer of a put option, a Portfolio pays the premium to the option writer and has the right to sell the underlying security to the option writer at the exercise price. If the market price of the underlying security declines below the exercise price, a Portfolio could exercise the option and sell the underlying security at an above market price, which could result in a gain to a Portfolio, minus the premium paid. A Portfolio may buy call and put options whether or not it holds the underlying securities.

As a buyer of a call or put option, a Portfolio may sell put or call options that it has purchased at any time prior to such option’s expiration date through a closing sale transaction. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security, the underlying security’s dividend policy, and the time remaining until the expiration date. A closing sale transaction may or may not result in a profit to a Portfolio. A Portfolio’s ability to initiate a closing sale transaction is dependent upon the liquidity of the options market and there is no assurance that such a market will exist with respect to any particular option. If a Portfolio does not exercise or sell an option prior to its expiration date, the option expires and becomes worthless.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options generally are established through negotiation between the parties to the options contract. This type of arrangement allows the purchaser and writer greater flexibility to tailor the option to their needs. OTC options are available for a greater variety of securities or baskets of securities, and in a wider range of expiration dates and exercise prices than exchange traded options. However, unlike exchange traded options, which are issued and guaranteed by a regulated intermediary, such as the OCC, OTC options are entered into directly with the counterparty. Unless the counterparties provide for it, there is no central clearing or guaranty function for an OTC option. Therefore, OTC options are subject to the risk of default or non-performance by the counterparty. Accordingly, the Adviser must assess the creditworthiness of the counterparty to determine the likelihood that the terms of the option will be satisfied. There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. As a result, a Portfolio may be unable to enter into closing sale transactions with respect to OTC options.

Index Options. Call and put options on indices operate similarly to options on securities. Rather than the right to buy or sell a single security at a specified price, options on an index give the holder the right to receive, upon exercise of the option, an amount of cash determined by reference to the value of the underlying index. The underlying index may be a broad-based index or a narrower market index. Unlike options on securities, all settlements are in cash. The settlement amount, which the writer of a index option must pay to the holder of the option upon exercise, is generally equal to the difference between the fixed exercise price of the option and the value of the underlying index, multiplied by a specified multiplier. The multiplier determines the size of the investment position the option represents. Gain or loss to a Portfolio on index options transactions will depend on price movements in the underlying securities market generally or in a particular segment of the market rather than price movements of individual securities. As with other options, a Portfolio may close out its position in index options through closing purchase transactions and closing sale transactions provided that a liquid secondary market exists for such options.

Index options written by a Portfolio will generally be covered in a manner similar to the covering of other types of options, by holding an offsetting financial position and/or segregating liquid assets. A Portfolio may cover call options written on an index by owning securities whose price changes, in the opinion of the Adviser, are expected to correlate to those of the underlying index.

Foreign Currency Options. Options on foreign currencies operate similarly to options on securities. Rather than the right to buy or sell a single security at a specified price, options on foreign currencies give the holder the right to buy or sell foreign currency for a fixed amount in U.S. dollars. Options on foreign currencies are traded primarily in the OTC market, but may also be traded on United States and foreign exchanges. The value of a foreign currency option is dependent upon the value of the underlying foreign currency relative to the U.S. dollar. The price of the option may vary with changes in the value of either or both currencies and has no relationship to the investment merits of a foreign security. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and foreign investment generally. As with other options, a Portfolio may close out its position in foreign currency options through closing purchase transactions and closing sale transactions provided that a liquid secondary market exists for such options.

Foreign currency options written by a Portfolio will generally be covered in a manner similar to the covering of other types of options, by holding an offsetting financial position and/or segregating liquid assets.

Additional Risks of Options Transactions. The risks associated with options transactions are different from, and possibly greater than, the risks associated with investing directly in the underlying instruments. Options are highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The use of options requires an understanding not only of the underlying instrument but also of the option itself. Options may be subject to the risk factors generally applicable to derivatives transactions described herein, and may also be subject to certain additional risk factors, including:

•	The exercise of options written or purchased by a Portfolio could cause a Portfolio to sell portfolio securities, thus increasing a Portfolio’s portfolio turnover.

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A Portfolio pays brokerage commissions each time it writes or purchases an option or buys or sells an underlying security in connection with the exercise of an option. Such brokerage commissions could be higher relative to the commissions for direct purchases of sales of the underlying securities.

•	A Portfolio’s options transactions may be limited by limitations on options positions established by the exchanges on which such options are traded.

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The hours of trading for exchange listed options may not coincide with the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities that cannot be reflected in the options markets.

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Index options based upon a narrower index of securities may present greater risks than options based on broad market indexes, as narrower indexes are more susceptible to rapid and extreme fluctuations as a result of changes in the values of a small number of securities.

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A Portfolio is subject to the risk of market movements between the time that an option is exercised and the time of performance thereunder, which could increase the extent of any losses suffered by a Portfolio in connection with options transactions.

Options on Futures Contracts. Options on futures contracts are similar to options on securities except that options on futures contracts give the purchasers the right, in return for the premium paid, to assume a position in a futures contract (a long position in the case of a call option and a short position in the case of a put option) at a specified exercise price at any time prior to the expiration of the option. Upon exercise of the option, the parties will be subject to all of the risks associated with futures transactions and subject to margin requirements. As the writer of options on futures contracts, a Portfolio would also be subject to initial and variation margin requirements on the option position.

Options on futures contracts written by a Portfolio will generally be covered in a manner similar to the covering of other types of options, by holding an offsetting financial position and/or segregating liquid assets. A Portfolio may cover an option on a futures contract by purchasing or selling the underlying futures contract. In such instances the exercise of the option will serve to close out a Portfolio’s futures position.

Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). A Portfolio’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to the risk of default or non-performance by the counterparty. Accordingly, the Adviser must assess the creditworthiness of the counterparty to determine the likelihood that the terms of the swap will be satisfied.

Swap agreements allow for a wide variety of transactions. For example, fixed rate payments may be exchanged for floating rate payments, U.S. dollar denominated payments may be exchanged for payments denominated in foreign currencies, and payments tied to the price of one security, index, reference rate, currency or other instrument may be exchanged for payments tied to the price of a different security, index, reference rate, currency or other instrument. Swap contracts are typically individually negotiated and structured to provide exposure to a variety of particular types of investments or market factors. Swap contracts can take many different forms and are known by a variety of names. To the extent consistent with a Portfolio’s investment objectives and policies, a Portfolio is not limited to any particular form or variety of swap contract. A Portfolio may utilize swaps to increase or decrease its exposure to the underlying instrument, reference rate, foreign currency, market index or other asset. Certain Portfolios may also enter into related derivative instruments including caps, floors and collars.

A Portfolio may be required to cover swap transactions. Obligations under swap agreements entered into on a net basis are generally accrued daily and any accrued but unpaid amounts owed by a Portfolio to the swap counterparty will be covered by segregating liquid assets. If a Portfolio enters into a swap agreement on other than a net basis, a Portfolio will segregate liquid assets with a value equal to the full amount of a Portfolio’s accrued obligations under the agreement.

Interest Rate Swaps, Caps, Floors and Collars. Interest rate swaps consist of an agreement between two parties to exchange their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate swaps are generally entered into on a net basis. Interest rate swaps do not involved the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to interest rate and total rate of return swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make.

Certain Portfolios may also buy or sell interest rate caps, floors and collars. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a specified notional amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a specified notional amount from the party selling the interest rate floor. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rate of values. Caps, floors and collars may be less liquid that other types of swaps. If a Portfolio sells caps, floors and collars, it will segregate liquid assets with a value equal to the full amount, accrued daily, of a Portfolio’s net obligations with respect to the caps, floors or collars.

Index Swaps. An index swap consists of an agreement between two parties in which a party exchanges a cash flow based on a notional amount of a reference index for a cash flow based on a different index or on another specified instrument or reference rate. Index swaps are generally entered into on a net basis.

Inflation Swaps. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index, such as the Consumer Price Index, over the term of the swap (with some lag on the referenced inflation index), and the other party pays a compounded fixed rate. Inflation swap agreements may be used to protect the net asset value of a Portfolio against an unexpected change in the rate of inflation measured by an inflation index. The value of inflation swap agreements is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of an inflation swap agreement.

Currency Swaps. A currency swap consists of an agreement between two parties to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them, such as exchanging a right to receive a payment in foreign currency for the right to receive U.S. dollars. Currency swap agreements may be entered into on a net basis or may involve the delivery of the entire principal value of one designated currency in exchange for the entire principal value of another designated currency. In such cases, the entire principal value of a currency swap is subject to the risk that the counterparty will default on its contractual delivery obligations.

Credit Default Swaps. A credit default swap consists of an agreement between two parties in which the “buyer” agrees to pay to the “seller” a periodic stream of payments over the term of the contract and the seller agrees to pay the buyer the par value (or other agreed-upon value) of a referenced debt obligation upon the occurrence of a credit event with respect to the issuer of the referenced debt obligation. Generally, a credit event means bankruptcy, failure to pay, obligation acceleration or modified restructuring. A Portfolio may be either the buyer or seller in a credit default swap. As the buyer in a credit default swap, a Portfolio would pay to the counterparty the periodic stream of payments. If no default occurs, a Portfolio would receive no benefit from the contract. As the seller in a credit default swap, a Portfolio would receive the stream of payments but would be subject to exposure on the notional amount of the swap, which it would be required to pay in the event of default. A Portfolio will generally segregate liquid assets to cover any potential obligation under a credit default swap sold by a Portfolio. The use of credit default swaps could result in losses to a Portfolio if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

Swaptions. An option on a swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market based “premium.” A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

General Risks of Swaps. The risks associated with swap transactions are different from, and possibly greater than, the risks associated with investing directly in the underlying instruments. Swaps are highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The use of swaps requires an understanding not only of the underlying instrument but also of the swap contract itself. Swap transactions may be subject to the risk factors generally applicable to derivatives transactions described above, and may also be subject to certain additional risk factors, including:

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Swap agreements are not traded on exchanges and not subject to government regulation like exchange traded derivatives. As a result, parties to a swap agreement are not protected by such government regulations as participants in transactions in derivatives traded on organized exchanges.

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In addition to the risk of default by the counterparty, if the creditworthiness of a counterparty to a swap agreement declines, the value of the swap agreement would be likely to decline, potentially resulting in losses.

The swaps market is a relatively new market and is largely unregulated. It is possible that further developments in the swaps market, including potential governmental regulation, could adversely affect a Portfolio’s ability to utilize swaps, terminate existing swap agreements or realize amounts to be received under such agreements.

Combined Transactions. Combined transactions involve entering into multiple derivatives transactions (such as multiple options transactions, including purchasing and writing options in combination with each other; multiple futures transactions; and combinations of options, futures, forward and swap transactions) instead of a single derivatives transaction in order to customize the risk and return characteristics of the overall position. Combined transactions typically contain elements of risk that are present in each of the component transactions. A Portfolio may enter into a combined transaction instead of a single derivatives transaction when, in the opinion of the Adviser, it is in the best interest of the Portfolio to do so. Because combined transactions involve multiple transactions, they may result in higher transaction costs and may be more difficult to close out.

Contracts for Difference (“CFDs”). Certain Portfolios may invest in CFDs. A CFD is a privately negotiated contract between two parties, buyer and seller, stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument’s value at the end of the contract. The underlying instrument may be a single security, stock basket or index. A CFD can be set up to take either a short or long position on the underlying instrument. The buyer and seller are both required to post margin, which is adjusted daily. The buyer will also pay to the seller a financing rate on the notional amount of the capital employed by the seller less the margin deposit. A CFD is usually terminated at the buyer’s initiative. The seller of the CFD will simply match the exposure of the underlying instrument in the open market and the parties will exchange whatever payment is due.

As is the case with owning any financial instrument, there is the risk of loss associated with buying a CFD. For example, if a Portfolio buys a long CFD and the underlying security is worth less at the end of the contract, the Portfolio would be required to make a payment to the seller and would suffer a loss. Also, there may be liquidity risk if the underlying instrument is illiquid because the liquidity of a CFD is based on the liquidity of the underlying instrument. A further risk is that adverse movements in the underlying security will require the buyer to post additional margin. CFDs also carry counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. If the counterparty were to do so, the value of the contract, and of a Portfolio’s shares, may be reduced.

To the extent that there is an imperfect correlation between the return on a Portfolio’s obligation to its counterparty under the CFDs and the return on related assets in its portfolio, the CFD transaction may increase the Portfolio’s financial risk. A Portfolio will not enter into a CFD transaction that is inconsistent with its investment objective, policies and strategies.

TAXES

The following is only a summary of certain additional federal income and excise tax considerations generally affecting the Portfolios and their shareholders that are not described in the Portfolios’ prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussion here and in the Portfolios’ prospectuses is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

The following general discussion of certain federal income and excise tax consequences is based on the Internal Revenue Code of 1986, as amended (the “Code”), and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Portfolio within the Fund is generally treated as a separate corporation for federal income tax purposes, and thus the provisions of the Code generally will be applied to each Portfolio separately, rather than to the Fund as a whole.

Federal Income Tax Treatment of Dividends and Distributions

Shares of the Portfolios will be purchased by life insurance companies for their separate accounts under variable annuity contracts and variable life insurance policies and by other entities under qualified pension and retirement plans. Under the provisions of the Code currently in effect, net income and net realized capital gains of Portfolios of the Fund are not currently taxable when left to accumulate within a variable annuity contract or variable life insurance policy or under a qualified pension or retirement plan.

Section 817(h) of the Code provides that the investments of a separate account underlying a variable insurance contract (or the investments of a mutual fund, the shares of which are owned by the variable separate account) must be “adequately diversified” in order for the contract to be treated as an annuity or as life insurance for federal income tax purposes. The Treasury Department has issued regulations explaining these diversification requirements. Each Portfolio intends to continue to comply with such requirements.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of the company’s variable annuity contracts or variable life insurance policies, refer to the life insurance company’s variable annuity contract or variable life insurance policy prospectus.

Qualification as a Regulated Investment Company

The Fund intends that each of its Portfolios qualify and elect to be treated for each taxable year as a regulated investment company (“RIC”) under Subchapter M of the Code. Qualification as a regulated investment company requires, among other things, that (a) at least 90% of the Fund’s gross income be derived from interest, dividends, payments with respect to securities loans, gains from the sale or other disposition of securities or options thereon or foreign currencies; and (b) the Fund diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund’s assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities limited, in respect of any one issuer to an amount not greater than 5% of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in the securities of any one issuer (other than Government securities or securities of other RICs) in two or more issuers that are controlled by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses. It is anticipated that any net gain realized from the closing out of futures contracts will be considered gain from the sale of securities and therefore be qualified income for purposes of the 90% gross income requirement described above. Net income derived from an interest in a “qualified publicly traded partnership,” as defined in the Code, will be treated as qualified income for purposes of the 90% gross income requirement. For the purposes of the diversification requirements in clause (ii) above, the outstanding voting securities of any issuer includes the equity securities of a qualified publicly traded partnership. In addition, no more than 25% of the value of a regulated investment company’s total assets may be invested in the securities of one or more qualified traded partnerships.

For purposes of the 90% of gross income requirement described above, the Code expressly provides the U.S. Treasury with authority to issue regulations that would exclude foreign currency gains from qualifying income if such gains are not directly related to a Portfolio’s business of investing in stock or securities. While to date the U.S. Treasury has not exercised this regulatory authority, there can be no assurance that it will not issue regulations in the future (possibly with retroactive application) that would treat some or all of a Portfolio’s foreign currency gains as non-qualifying income. For purposes of the diversification requirement described above, a Portfolio will not be treated as in violation of such requirement as a result of a discrepancy between the value of its various investments and the diversification percentages described above, unless such discrepancy exists immediately following the acquisition of any security or other property and is wholly or partly the result of such acquisition. Moreover, even in the event of noncompliance with the diversification requirement as of the end of any given quarter, a Portfolio is permitted to cure the violation by eliminating the discrepancy causing such noncompliance within a period of 30 days from the close of the relevant quarter.

In addition to the requirements described above, in order to qualify as a RIC, each Portfolio must distribute at least 90% of the Portfolio’s net investment company taxable income (that generally includes dividends, taxable interest, currency gains, and the excess of net short-term capital gains over net long-term capital losses less operating expenses) and at least 90% of its net tax-exempt interest income, if any, to shareholders (the “Distribution Requirement”). If a Portfolio meets all of the RIC requirements, it will not be subject to federal income tax on any of its net investment income or net realized capital gains that it distributes to shareholders.

Although each Portfolio intends to distribute all or substantially all of its net investment income and may distribute its net realized capital gains for any taxable year, a Portfolio will be subject to federal income taxation to the extent any such income or gains are not distributed.

Some of the Portfolios may make investments that cause the Portfolios to recognize income or gain prior to receiving cash with respect to such investments. For example, in the event that the Portfolios invest in securities (such as STRIPS) that bear “original issue discount” or “acquisition discount” (collectively, “OID Securities”) they will be deemed to have received interest income even though no cash payments have been received. Accordingly, such investments may not produce sufficient current cash receipts to match the amount of net investment income a Portfolio must distribute to satisfy the Distribution Requirement. In some cases, a Portfolio may have to borrow money or dispose of other investments in order to make sufficient cash distributions to satisfy the Distribution Requirement.

If a Portfolio fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders.

Positions held by a Portfolio in certain regulated futures contracts and foreign currency contracts (“Section 1256 Contracts”) will generally be marked-to-market (i.e., treated as though sold for fair market value) on the last business day of the Portfolio’s taxable year and all gain or loss associated with such transactions (except certain currency gains covered by Section 988 of the Code) will generally be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The effect of the Section 1256 mark-to-market rules may be to accelerate income or to convert what otherwise would have been long-term capital gain into short-term capital gain or short-term capital losses into long-term capital losses within a Portfolio. The acceleration of income on Section 1256 Contracts may require a Portfolio to accrue taxable income without a corresponding receipt of cash. In order to generate enough cash to satisfy the Distribution Requirement, a Portfolio may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources. Any or all of these rules may, therefore, affect the amount, character or timing of income earned and, in turn, affect the application of the Distribution Requirement to a particular Portfolio.

Short sales engaged in by a Portfolio may reduce the holding period of property held by a Portfolio which is substantially identical to the property sold short. This rule may have the effect of converting capital gains recognized by the Portfolio from long-term to short-term as well as converting capital losses recognized by the Portfolio from short-term to long-term.

Federal Excise Tax

No Portfolio will be subject to the 4% excise tax normally imposed on RICs that do not distribute substantially all of their income and gains each calendar year, because that tax does not apply to a RIC whose only shareholders are segregated asset accounts of life insurance companies held in connection with variable annuity accounts and/or variable life insurance policies and certain trusts under qualified pension and retirement plans.

Certain Tax Information Reporting Considerations

Because of the nature of the rules governing how REITs report their income and the timing of REIT’s issuing year-end tax information, a Portfolio that invests in REITs may need to estimate the character of distributions paid to its shareholders from REIT distributions. In addition, after the calendar year-end, REITs may recharacterize the nature of the distributions paid during that year, with the result that distributions previously identified as ordinary income are recharacterized as return of capital and/or capital gain. As a result, the composition of a Portfolio’s distributions as reported initially may differ from the final composition determined after calendar year-end and reported to a Portfolio’s shareholders on their year-end tax information statements.

Foreign Income Taxes

Each Portfolio that invests in foreign securities may be subject to foreign withholding taxes with respect to its dividend and interest income from foreign countries, thus reducing the net amount available for distribution to a Portfolio’s shareholders. The United States has entered into tax treaties with many foreign countries that may entitle a Portfolio to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance because the amount of a Portfolio’s assets to be invested within various countries is not known.

State and Local Tax Considerations

Rules of U.S. state and local taxation of dividend and capital gains distributions from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other U.S. state and local tax rules regarding an investment in a Portfolio.

PURCHASE OF SHARES

The purchase price of each Portfolio of the Fund is the NAV next determined after the order is received by the Fund or its designee. NAV for Class I and Class II shares will differ due to class specific expenses paid by each class, and the 12b-1 fee charged to Class II shares. For each Portfolio of the Fund, an order received prior to the close of the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) will be executed at the price computed on the date of receipt; and an order received after the close of the NYSE will be executed at the price computed on the next day the NYSE is open as long as the Fund’s transfer agent receives payment by check or in Federal Funds. Shares of each Portfolio may be purchased on any day the NYSE is open.

Shares may, in the Fund’s discretion, be purchased with investment securities (in lieu of or in conjunction with cash) acceptable to the Fund. The securities would be acceptable by the Fund at their market value in return for Portfolio Shares of equal value.

The Fund may accept orders from participating insurance companies after the close of the NYSE. In these cases, all orders received by a participating insurance company on a business day are aggregated and the insurance company places a net purchase or redemption order for shares of one or more Portfolios later that day or the morning of the next business day. These orders are normally executed at the NAV that was computed at the close of the day on which the insurance company received the order.

Each Portfolio reserves the right in its sole discretion to suspend the offering of its shares and to reject purchase orders when in the judgment of management such rejection is in the best interest of the Portfolio.

REDEMPTION OF SHARES

Redemptions: The Fund normally makes payment for all shares redeemed within one business day of receipt of the request, and in no event more than seven days after receipt of a redemption request in good order. Each Portfolio may suspend redemption privileges or postpone the date of payment (i) during any period that the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC, (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for a Portfolio to dispose of securities owned by it, or fairly to determine the value of its assets and (iii) for such other periods as the SEC may permit.

Distributions In Kind: If the Adviser determines that it is in the best interest of the Fund or a Portfolio not to pay redemption proceeds in cash, and subject to applicable agreements with life insurance companies and other qualified investors, the Fund may distribute to you securities held by the Portfolio from which you are redeeming. If requested, the Portfolio will pay a portion of your redemption(s) in cash (during any 90 day period) up to the lesser of $250,000 or 1% of the net assets of the Portfolio at the beginning of such period. Such in-kind securities may be illiquid and difficult or impossible for a shareholder to sell at a time and at a price that a shareholder would like. In addition, you may incur brokerage costs and a further gain or loss for income tax purposes when you ultimately sell the securities.

INVESTMENT LIMITATIONS

Fundamental Limitations

Each current Portfolio has adopted the following restrictions, which are fundamental policies and may not be changed without the approval of the lesser of: (1) at least 67% of the voting securities of the Portfolio present at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Portfolio. Each Portfolio of the Fund may not:

(1) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this restriction shall not prohibit the Portfolio from purchasing or selling options, futures contracts and related options thereon, forward contracts, swaps, caps, floors, collars and any other financial instruments or from investing in securities or other instruments backed by physical commodities or as otherwise permitted by (i) the 1940 Act, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, or (iii) an exemption or other relief applicable to the Portfolio from the provisions of the 1940 Act;

(2) purchase or sell real estate, although it may purchase and sell securities of companies that deal in real estate and may purchase and sell securities that are secured by interests in real estate;

(3) make loans of money or property to any person, except (a) to the extent that securities or interests in which the Portfolio may invest are considered to be loans, (b) through the loan of portfolio securities, (c) by engaging in repurchase agreements or (d) as may otherwise be permitted by (i) the 1940 Act, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, or (iii) an exemption or other relief applicable to the Fund from the provision of the 1940 Act;

(4) except with respect to the Emerging Markets Debt, Global Franchise, Global Real Estate and U.S. Real Estate Portfolios, invest in a manner inconsistent with its classification as a “diversified company” as provided by (i) the 1940 Act, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, or (iii) an exemption or other relief applicable to the Portfolio from the provisions of the 1940 Act;

(5) borrow money, except the Portfolio may borrow money to the extent permitted by (i) the 1940 Act, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act;

(6) issue senior securities, except the Portfolio may issue senior securities to the extent permitted by (i) the 1940 Act, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, or (iii) an exemption or other relief applicable to the Portfolio from the provisions of the 1940 Act;

(7) underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities; and

(8) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry; provided, that (i) there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or instruments issued by U.S. banks; (ii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (iii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iv) asset-backed securities will be classified according to the underlying assets securing such securities; and provided further that the Global Real Estate Portfolio may invest more than 25% of its total assets in the real estate industry; and the U.S. Real Estate Portfolio may invest more than 25% of its total assets in the U.S. real estate industry.

Non-Fundamental Limitations

In addition, each current Portfolio of the Fund has adopted the following non-fundamental investment limitations, which may be changed by the Board without shareholder approval. Each current Portfolio of the Fund will not:

(1) sell short (other than “against the box”) unless the Portfolio’s obligation is covered by unencumbered liquid assets in a segregated account and by collateral held by the lending broker; provided that transactions in futures contracts and options are not deemed to constitute selling securities short (this limitation does not apply to the Equity and Income Portfolio);

(2) invest its assets in securities of any investment company except as may be permitted by the 1940 Act;

(3) invest more than an aggregate of 15% of the net assets of the Portfolio, determined at the time of investment, in illiquid securities;

(4) make loans except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitations as described in the prospectus) that are publicly distributed and (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions and, in the case of the High Yield Portfolio, institutional investors, so long as such loans are not inconsistent with the 1940 Act or the Rules and Regulations or interpretations of the SEC thereunder;

(5) purchase on margin, except for use of short-term credit as may be necessary for the clearance of purchases and sales of securities, but it may make margin deposits in connection with transactions in options, futures and options on futures; and

(6) except in the case of the Emerging Markets Debt Portfolio, borrow money, other than temporarily or for extraordinary or emergency purposes or purchase additional securities when borrowings exceed 5% of total (gross) assets.

Whether diversified or non-diversified, each Portfolio will diversify its holdings so that, at the close of each quarter of its taxable year or within 30 days thereafter, (i) at least 50% of the market value of the Portfolio’s total assets is represented by cash (including cash items and receivables), U.S. Government securities and other securities, with such other securities limited, in respect of any one issuer, for purposes of this calculation to an amount not greater than 5% of the value of the Portfolio’s total assets and 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities). Prior to the close of each quarter (or within 30 days thereafter), the Portfolio’s holdings may be less diversified and are not required to satisfy any diversification test.

The percentage limitations contained in these restrictions apply at the time of purchase of securities. Future Portfolios of the Fund may adopt different limitations.

The investments of life insurance company separate accounts made under variable annuity contracts and variable life insurance policies are subject to state insurance laws and regulations. The Fund and its Portfolios will, when required, comply with investment restrictions imposed under such laws and regulations on life insurance company separate accounts investing in the Portfolios.

In addition, Section 817(h) of the Code requires that the assets of each Portfolio be adequately diversified so that insurance companies, and not variable contract owners, are considered the owners for federal income tax purposes of the assets held in the separate accounts. To meet the diversification requirements of regulations issued under Section 817(h), each Portfolio will meet the following test: no more than 55% of the assets will be invested in any one investment; no more than 70% of the assets will be invested in any two investments; no more than 80% of the assets will be invested in any three investments; and no more than 90% will be invested in any four investments. Each Portfolio must meet the above diversification requirements within 30 days of the end of each calendar quarter.

DETERMINING MATURITIES OF CERTAIN INSTRUMENTS

Generally, the maturity of a portfolio instrument shall be deemed to be the period remaining until the date noted on the face of the instrument as the date on which the principal amount must be paid, or in the case of an instrument called for redemption, the date on which the redemption payment must be made. However, instruments having variable or floating interest rates or demand features may be deemed to have remaining maturities as follows: (a) a government obligation with a variable rate of interest readjusted no less frequently than annually may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (b) an instrument with a variable rate of interest, the principal amount of which is scheduled on the face of the instrument to be paid in one year or less, may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (c) an instrument with a variable rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand; (d) an instrument with a floating rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand; and (e) a repurchase agreement may be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur, or where no date is specified, but the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities. In addition, for securities that are subject to prepayments, the weighted average life of the security will be used in the weighted average maturity calculation instead of the stated maturity date on the instrument. The weighted average life of a security takes into consideration the impact of prepayments on the length of time the security will be outstanding and typically indicates an actual maturity that is shorter than the maturity date stated on the face of the instrument.

MANAGEMENT OF THE FUND

General. The Directors supervise the Fund’s affairs under the laws governing corporations in the State of Maryland. The Directors have approved contracts under which certain companies provide essential management, administrative and shareholder services to the Fund.

Officers and Directors. The Board of the Fund consists of 10 Directors. These same individuals also serve as directors or trustees for certain of the funds advised by the Adviser and Morgan Stanley AIP GP LP (the “Institutional Funds”) and certain of the funds advised by Morgan Stanley Investment Advisors Inc. (“MSIA”) (the “Retail Funds”). Nine Directors have no affiliation or business connection with the Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Adviser’s parent company, Morgan Stanley. These Directors are the “non-interested” or “Independent” Directors. The other Director (the “Interested Director”) is affiliated with the Adviser.

Board Structure and Oversight Function. The Board’s leadership structure features an Independent Director serving as Chairperson and the Board Committees described below. The Chairperson participates in the preparation of the agenda for meetings of the Board and the preparation of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairperson also presides at all meetings of the Board and is involved in discussions regarding matters pertaining to the oversight of the management of the Fund between meetings.

The Board of Directors operates using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Directors, the Fund and Fund shareholders, and to facilitate compliance with legal and regulatory requirements and oversight of the Fund’s activities and associated risks. The Board of Directors has established four standing committees: (1) Audit Committee, (2) Governance Committee, (3) Compliance and Insurance Committee and (4) Investment Committee. The Audit Committee and the Governance Committee are comprised exclusively of Independent Directors. Each committee charter governs the scope of the committee’s responsibilities with respect to the oversight of the Fund. The responsibilities of each committee, including their oversight responsibilities, are described further under the caption “Independent Directors and the Committees.”

In addition, appropriate personnel, including but not limited to the Fund’s Chief Compliance Officer, members of the Fund’s administration and accounting teams, representatives from the Fund’s independent registered public accounting firm, the Fund’s Treasurer and portfolio management personnel, make regular reports regarding the Fund’s activities and related risks to the Board of Directors and the committees, as appropriate. These reports include, among others, quarterly performance reports, quarterly derivatives activity and risk reports and discussions with members of the risk teams relating to each asset class.

As needed between meetings of the Board, the Board or a specific committee receives and reviews reports relating to the Fund and engages in discussions with appropriate parties relating to the Fund’s operations and related risks.

Independent Directors. The Fund seeks as Directors individuals of distinction and experience in business and finance, government service or academia. In determining that a particular Director was and continues to be qualified to serve as Director, the Board has considered a variety of criteria, none of which, in isolation, was controlling. Based on a review of the experience, qualifications, attributes or skills of each Director, including those enumerated in the table below, the Board has determined that each of the Directors is qualified to serve as a Director of the Fund. In addition, the Board believes that, collectively, the Directors have balanced and diverse experience, qualifications, attributes and skills that allow the Board to operate effectively in governing the Fund and protecting the interests of shareholders. Information about the Fund’s Governance Committee and Board of Directors nomination process is provided below under the caption “Independent Directors and the Committees.”

The Independent Directors of the Fund, their age, address, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined herein) overseen by each Independent Director (as of December 31, 2009) and other directorships, if any, held by the Directors, are shown below. The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser that is an affiliated person of the Adviser (including, but not limited to, MSIA).

Independent Directors:

Name, Age and Address of Independent Director	Position(s) Held with Registrant	Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Director	Other Directorships Held by Independent Director(2)
Frank L. Bowman (65) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	President, Strategic Decisions, LLC (consulting) (since February 2009); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Compliance and Insurance Committee (since February 2007); served as President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) through November 2008; retired as Admiral, U.S. Navy in January 2005 after serving over 8 years as Director of the Naval Nuclear Propulsion Program and Deputy Administrator — Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004), Knighted as Honorary Knight Commander of the Most Excellent Order of the British Empire; Awarded the Officer de I’Orde National du Mérite by the French Government.	162	Director of the Armed Services YMCA of the USA; member, BP America External Advisory Council (energy); member, National Academy of Engineers.

(1)	This is the earliest date the Director began serving the Retail Funds or Institutional Funds. Each Director serves an indefinite term, until his or her successor is elected.
(2)	This includes any directorships at public companies and registered investment companies held by the Directors at any time during the past five years.

Name, Age and Address of Independent Director	Position(s) Held with Registrant	Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Director	Other Directorships Held by Independent Director(2)
Michael Bozic (69) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since April 1994	Private investor; Chairperson of the Compliance and Insurance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000); Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	164	Director of various business organizations.
Kathleen A. Dennis (56) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	President, Cedarwood Associates (mutual fund and investment management consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	162	Director of various non-profit organizations.

(1)	This is the earliest date the Director began serving the Retail Funds or Institutional Funds. Each Director serves an indefinite term, until his or her successor is elected.
(2)	This includes any directorships at public companies and registered investment companies held by the Directors at any time during the past five years.

Name, Age and Address of Independent Director	Position(s) Held with Registrant	Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Director	Other Directorships Held by Independent Director(2)
Dr. Manuel H. Johnson (61) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Director	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission;) formerly, Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	164	Director of NVR, Inc. (home construction); Director of Evergreen Energy; Director of Greenwich Capital Holdings.

Joseph J. Kearns (67) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Director	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); CFO of the J. Paul Getty Trust.	165	Director of Electro Rent Corporation (equipment leasing) and The Ford Family Foundation.

(1)	This is the earliest date the Director began serving the Retail Funds or Institutional Funds. Each Director serves an indefinite term, until his or her successor is elected.
(2)	This includes any directorships at public companies and registered investment companies held by the Directors at any time during the past five years.

Name, Age and Address of Independent Director	Position(s) Held with Registrant	Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Director	Other Directorships Held by Independent Director(2)
Michael F. Klein (51) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed- Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	162	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

(1)	This is the earliest date the Director began serving the Retail Funds or Institutional Funds. Each Director serves an indefinite term, until his or her successor is elected.
(2)	This includes any directorships at public companies and registered investment companies held by the Directors at any time during the past five years.

Name, Age and Address of Independent Director	Position(s) Held with Registrant	Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Director	Other Directorships Held by Independent Director(2)
Michael E. Nugent (73) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Director	Chairperson of the Boards since July 2006 and Director since July 2001	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006).	164	None.

W. Allen Reed (63) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	162	Director of Temple-Inland Industries (packaging and forest products), Director of Legg Mason, Inc. and Director of the Auburn University Foundation; formerly, Director of iShares, Inc. (2001-2006).

Fergus Reid (77) c/o Joe Pietryka, Inc. 85 Charles Colman Blvd. Pawling, NY 12564	Director	Since June 1992	Chairman, Joe Pietryka, Inc.; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since June 1992).	165	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

(1)	This is the earliest date the Director began serving the Retail Funds or Institutional Funds. Each Director serves an indefinite term, until his or her successor is elected.
(2)	This includes any directorships at public companies and registered investment companies held by the Directors at any time during the past five years.

The Interested Director of the Fund who is affiliated with the Adviser or affiliates of the Adviser (as set forth below), his age, address, term of office and length of time served, his principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by the Interested Director (as of December 31, 2009) and the other directorships, if any, held by the Interested Director, are shown below.

Interested Director:

Name, Age and Address of Interested Director	Position(s) Held with Registrant	Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Director	Other Directorships Held by Interested Director(2)
James F. Higgins (62) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Director	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	163	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

(1)	This is the earliest date the Director began serving the Retail Funds or Institutional Funds. Each Director serves an indefinite term, until his or her successor is elected.
(2)	This includes any directorships at public companies and registered investment companies held by the Directors at any time during the past five years.

The executive officers of the Fund, their age, address, position held, term of office and length of time served, and their principal business occupations during the past five years are shown below.

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Length of Time Served(1)	Principal Occupation(s) During Past 5 Years
Randy Takian (35) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	Since September 2008	President and Principal Executive Officer (since September 2008) of funds in the Fund Complex; President and Chief Executive Officer of Morgan Stanley Services Company Inc. (since September 2008). President of the Adviser (since July 2008). Managing Director and Head of Americas distribution, product and marketing for Morgan Stanley Investment Management (since December 2009). Head of Liquidity and Bank Trust business (since July 2008) and the Latin American franchise (since July 2008) at Morgan Stanley Investment Management. Managing Director, Director and/or Officer of the Adviser and various entities affiliated with the Adviser. Formerly, Head of Retail and Intermediary business, Head of Strategy and Product Development for the Alternatives Group and Senior Loan Investment Management. Formerly with Bank of America (July 1996-March 2006), most recently as Head of the Strategy, Mergers and Acquisitions team for Global Wealth and Investment Management.

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Length of Time Served(1)	Principal Occupation(s) During Past 5 Years
Kevin Klingert (47) 522 Fifth Avenue New York, NY 10036	Vice President	Since June 2008	Head, Chief Operating Officer and acting Chief Investment Officer of the Global Fixed Income Group of the Adviser and Morgan Stanley Investment Advisers Inc. (since April 2008). Head of Global Liquidity Portfolio Management and co-Head of Liquidity Credit Research of Morgan Stanley Investment Advisers (since December 2007). Managing Director of the Adviser and Morgan Stanley Investment Management Inc. (since December 2007). Previously, Managing Director on the Management Committee and head of Municipal Portfolio Management and Liquidity at BlackRock (October 1991 to January 2007).

Carsten Otto (46) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since October 2004	Managing Director and Global Head of Compliance for Morgan Stanley Investment Management (since April 2007) and Chief Compliance Officer of the Retail Funds and Institutional Funds (since October 2004). Formerly, U.S. Director of Compliance (October 2004-April 2007) and Assistant Secretary and Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (43) 522 Fifth Avenue New York, NY 10036	Vice President	Since December 1997	Managing Director and Secretary of the Adviser and various entities affiliated with the Adviser; Vice President of the Retail Funds (since July 2002) and Institutional Funds (since December 1997).

Mary E. Mullin (43) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Adviser and various entities affiliated with the Adviser; Secretary of the Retail Funds (since July 2003) and Institutional Funds (since June 1999).

Francis J. Smith (44) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002

Executive Director of the Investment Adviser and various entities affiliated with the Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003) and Institutional Funds (since March 2010).

(1)	This is the earliest date the Officer began serving the Retail Funds or Institutional Funds. Each Officer serves an indefinite term, until his or her successor is elected.

In addition, the following individuals who are officers of the Adviser or its affiliates serve as assistant secretaries of the Fund: Joanne Antico, Joseph C. Benedetti, Daniel E. Burton, Tara A. Farrelly, Eric C. Griffith, Lou Anne D. McInnis, Edward J. Meehan, Elisa Mitchell, Elizabeth Nelson, Sheri L. Schreck and Julien H. Yoo.

For each Director, the dollar range of equity securities beneficially owned by the Director in the Fund and in the Family of Investment Companies (Family of Investment Companies includes all of the registered investment companies advised by the Adviser, MSIA and Morgan Stanley AIP GP LP) for the calendar year ended December 31, 2009, is set forth in the table below.

Name of Director	Dollar Range of Equity Securities in the Fund (As of December 31, 2009)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies (As of December 31, 2009)
Independent:
Frank L. Bowman(1)	none	over $100,000
Michael Bozic	none	over $100,000
Kathleen A. Dennis	none	over $100,000
Manuel H. Johnson	none	over $100,000
Joseph J. Kearns(1)	none	over $100,000
Michael F. Klein	none	over $100,000
Michael E. Nugent	none	over $100,000
W. Allen Reed(1)	none	over $100,000
Fergus Reid(1)	(2)	over $100,000

Interested:
James F. Higgins	none	over $100,000

(1)	Includes the total amount of compensation deferred by the Director at his election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the Retail Funds or Institutional Funds (or portfolio thereof) that are offered as investment options under the plan.
(2)	$1-$10,000 — Capital Growth Portfolio; $1-$10,000 — Value Portfolio.

As to each Independent Director and his or her immediate family members, no person owned beneficially or of record securities in an investment adviser or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of the Fund.

As of April 1, 2010, the Directors and officers of the Fund, as a group, owned less than 1% of the outstanding common stock of each Portfolio of the Fund.

Independent Directors and the Committees

Law and regulation establish both general guidelines and specific duties for the Independent Directors. The Board has four committees: (1) Audit Committee, (2) Governance Committee, (3) Compliance and Insurance Committee and (4) Investment Committee. Three of the Independent Directors serve as members of the Audit Committee, three Independent Directors serve as members of the Governance Committee, four Directors, including three Independent Directors, serve as members of the Compliance and Insurance Committee and all of the Directors serve as members of the Investment Committee.

The Independent Directors are charged with recommending to the full Board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance and trading among funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The Independent Directors are required to select and nominate individuals to fill any Independent Director vacancy on the board of any fund that has a Rule 12b-1 plan of distribution.

The Board of Directors has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Fund’s independent registered public accounting firm; directing investigations into matters within the scope of the independent registered public accounting firm’s duties, including the power to retain outside specialists; reviewing with the independent registered public accounting firm the audit plan and results of the auditing engagement; approving professional services provided by the independent registered public accounting firm and other accounting firms prior to the performance of the services; reviewing the independence of the independent registered public accounting firm; considering the range of audit and non-audit fees; reviewing the adequacy of the Fund’s system of internal controls; and reviewing the valuation process. The Fund has adopted a formal, written Audit Committee Charter.

The members of the Audit Committee of the Fund are Joseph J. Kearns, Michael E. Nugent and W. Allen Reed. None of the members of the Fund’s Audit Committee is an “interested person,” as defined under the 1940 Act, of the Fund (with such disinterested Directors being “Independent Directors” or individually, “Independent Director”). Each Independent Director is also “independent” from the Fund under the listing standards of the NYSE. The Chairperson of the Audit Committee of the Fund is Joseph J. Kearns.

The Board of Directors of the Fund also has a Governance Committee. The Governance Committee identifies individuals qualified to serve as Independent Directors on the Fund’s Board and on committees of such Board and recommends such qualified individuals for nomination by the Fund’s Independent Directors as candidates for election as Independent Directors, advises the Fund’s Board with respect to Board composition, procedures and committees, develops and recommends to the Fund’s Board a set of corporate governance principles applicable to the Fund, monitors and makes recommendations on corporate governance matters and policies and procedures of the Fund’s Board of Directors and any Board committees and oversees periodic evaluations of the Fund’s Board and its committees. The members of the Governance Committee of the Fund are Kathleen A. Dennis, Michael F. Klein and Fergus Reid, each of whom is an Independent Director. The Chairperson of the Governance Committee is Fergus Reid.

The Fund does not have a separate nominating committee. While the Fund’s Governance Committee recommends qualified candidates for nominations as Independent Directors, the Board of Directors of the Fund believes that the task of nominating prospective Independent Directors is important enough to require the participation of all current Independent Directors, rather than a separate committee consisting of only certain Independent Directors. Accordingly, each Independent Director (Frank L. Bowman, Michael Bozic, Kathleen A. Dennis, Manuel H. Johnson, Joseph J. Kearns, Michael F. Klein, Michael E. Nugent, W. Allen Reed and Fergus Reid) participates in the election and nomination of candidates for election as Independent Directors for the Fund. Persons recommended by the Fund’s Governance Committee as candidates for nomination as Independent Directors shall possess such experience, qualifications, attributes, skills and diversity so as to enhance the Board’s ability to manage and direct the affairs and business of the Fund, including, when applicable, to enhance the ability of committees of the Board to fulfill their duties and/or to satisfy any independence requirements imposed by law, regulation or any listing requirements of the NYSE. While the Independent Directors of the Fund expect to be able to continue to identify from their own resources an ample number of qualified candidates for the Fund’s Board as they deem appropriate, they will consider nominations from shareholders to the Board. Nominations from shareholders should be in writing and sent to the Independent Directors as described below under the caption “Shareholder Communications.”

The Board formed the Compliance and Insurance Committee to address insurance coverage and oversee the compliance function for the Fund and the Board. The Compliance and Insurance Committee consists of Frank L. Bowman, Michael Bozic, James F. Higgins and Manuel H. Johnson. Frank L. Bowman, Michael Bozic and

Manuel H. Johnson are Independent Directors. The Chairperson of the Compliance and Insurance Committee is Michael Bozic. The Compliance and Insurance Committee has an Insurance Sub-Committee to review and monitor the insurance coverage maintained by the Fund. The Chairperson of the Insurance Sub-Committee is Frank L. Bowman.

The Investment Committee oversees the portfolio investment process for and reviews the performance of the Fund. The Investment Committee also recommends to the Board to approve or renew the Fund’s Investment Advisory, Sub-Advisory and Administration Agreements. The members of the Investment Committee are Frank L. Bowman, Michael Bozic, Kathleen A. Dennis, James F. Higgins, Manuel H. Johnson, Joseph J. Kearns, Michael F. Klein, Michael E. Nugent, W. Allen Reed and Fergus Reid. The Chairperson of the Investment Committee is Manuel H. Johnson.

The Investment Committee has three Sub-Committees, each with its own Chairperson. Each Sub-Committee focuses on the portfolios’ primary areas of investment, namely equities, fixed income and alternatives. The Sub-Committees and their members are as follows:

(1)	Equity — W. Allen Reed (Chairperson), Frank L. Bowman and Michael E. Nugent.

(2)	Fixed Income — Michael F. Klein (Chairperson), Michael Bozic and Fergus Reid.

(3)	Money Market and Alternatives — Kathleen A. Dennis (Chairperson), James F. Higgins and Joseph J. Kearns.

During the fiscal year ended December 31, 2009, the Board of Directors held nine meetings.

During the fiscal year ended December 31, 2009, the Board’s committees held the following meetings:

Committee/Sub-Committee:	Number of meetings:
Audit Committee	4
Governance Committee	4
Compliance and Insurance Committee	4
Insurance Sub-Committee	1
Investment Committee	5
Equity Sub-Committee	6
Fixed Income Sub-Committee	5
Money Market and Alternatives Sub-Committee	5

Advantages of Having the Same Individuals as Independent Directors for the Retail Funds and Institutional Funds

The Independent Directors and the Fund’s management believe that having the same Independent Directors for each of the Retail Funds and Institutional Funds avoids the duplication of effort that would arise from having different groups of individuals serving as Independent Directors for each of the funds or even of sub-groups of funds. They believe that having the same individuals serve as Independent Directors of all the Retail Funds and Institutional Funds tends to increase their knowledge and expertise regarding matters which affect the Fund Complex generally and enhances their ability to negotiate on behalf of each fund with the fund’s service providers. This arrangement also precludes the possibility of separate groups of Independent Directors arriving at conflicting decisions regarding operations and management of the funds and avoids the cost and confusion that would likely ensue. Finally, having the same Independent Directors serve on all fund boards enhances the ability of each fund to obtain, at modest cost to each separate fund, the services of Independent Directors of the caliber, experience and business acumen of the individuals who serve as Independent Directors of the Retail Funds and Institutional Funds.

Shareholder Communications

Shareholders may send communications to the Fund’s Board of Directors. Shareholders should send communications intended for the Fund’s Board by addressing the communications directly to that Board (or individual Board members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board members) and by sending the communication to either the Fund’s office or directly to such Board member(s) at the address specified for each Director previously noted. Other shareholder communications received by the Fund not directly addressed and sent to the Board will be reviewed and generally responded to by management, and will be forwarded to the Board only at management’s discretion based on the matters contained therein.

Compensation of Directors and Officers

Each Director (except for the Chairperson of the Boards) receives an annual retainer fee of $200,000 for serving the Retail Funds and the Institutional Funds. The Chairperson of the Audit Committee receives an additional annual retainer fee of $75,000 and the Investment Committee Chairperson receives an additional annual retainer fee of $60,000. Other Committee Chairpersons receive an additional annual retainer fee of $30,000 and the Sub-Committee Chairpersons receive an additional annual retainer fee of $15,000. The aggregate compensation paid to each Director is paid by the Retail Funds and the Institutional Funds, and is allocated on a pro rata basis among each of the operational funds/ portfolios of the Retail Funds and the Institutional Funds based on the relative net assets of each of the funds/ portfolios. Michael E. Nugent receives a total annual retainer fee of $400,000 for his services as Chairperson of the Boards of the Retail Funds and the Institutional Funds and for administrative services provided to each Board.

The Fund also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Directors of the Fund who are employed by the Adviser receive no compensation or expense reimbursement from the Fund for their services as Director.

Effective April 1, 2004, the Fund began a Deferred Compensation Plan (the “DC Plan”), which allows each Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors throughout the year. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Retail Funds or Institutional Funds (or portfolios thereof) that are offered as investment options under the DC Plan. At the Director’s election, distributions are either in one lump sum payment, or in the form of equal annual installments over a period of five years. The rights of an eligible Director and the beneficiaries to the amounts held under the DC Plan are unsecured and such amounts are subject to the claims of the creditors of the Fund.

Prior to April 1, 2004, the Fund maintained a similar Deferred Compensation Plan (the “Prior DC Plan”), which also allowed each Independent Director to defer payment of all, or a portion, of the fees he or she received for serving on the Board of Directors throughout the year. Generally, the DC Plan amends and supersedes the Prior DC Plan and all amounts payable under the Prior DC Plan are now subject to the terms of the DC Plan (except for amounts paid during the calendar year 2004, which remain subject to the terms of the Prior DC Plan).

The following table shows aggregate compensation payable to each of the Fund’s Directors from the Fund for the fiscal year ended December 31, 2009 and the aggregate compensation payable to each of the Fund’s Directors by the Fund Complex (which includes all of the Retail Funds and Institutional Funds) for the calendar year ended December 31, 2009.

COMPENSATION(1)

Name of Independent Director:	Aggregate Compensation from the Fund(2)	Total Compensation from Fund and Fund Complex Paid to Director(3)
Frank L. Bowman	$7,091	$215,000
Michael Bozic	$7,437	$230,000
Kathleen A. Dennis	$7,091	$215,000
Dr. Manuel H. Johnson	$8,407	$260,000
Joseph J. Kearns	$8,892	$300,000
Michael F. Klein	$7,091	$215,000
Michael Nugent	$12,933	$400,000
W. Allen Reed(2)	$7,099	$215,000
Fergus Reid	$7,437	$255,000

Name of Interested Director:
James F. Higgins	$6,499	$200,000

(1)	Includes all amounts paid for serving as director/trustee of the funds, as well as serving as Chairperson of the Boards or a Chairperson of a Committee or Sub-Committee.
(2)	The amounts shown in this column represent the aggregate compensation before deferral with respect to the Fund’s fiscal year. The following Director deferred compensation from the Fund during the fiscal year ended December 31, 2009: Mr. Reed, $7,099.
(3)	The amounts shown in this column represent the aggregate compensation paid by all of the funds in the Fund Complex as of December 31, 2009 before deferral by the Directors under the DC Plan. As of December 31, 2009, the value (including interest) of the deferral accounts across the Fund Complex for Messrs. Kearns, Reed and Reid pursuant to the deferred compensation plan was $338,252, $252,125 and $567,450, respectively. Because the funds in the Fund Complex have different fiscal year ends, the amounts shown in this column are presented on a calendar year basis.

Prior to December 31, 2003, 49 of the Retail Funds (the “Adopting Funds”), not including the Fund, had adopted a retirement program under which an Independent Director who retired after serving for at least five years as an Independent Director of any such fund (an “Eligible Director”) would have been entitled to retirement payments, based on factors such as length of service, upon reaching the eligible retirement age. On December 31, 2003, the amount of accrued retirement benefits for each Eligible Director was frozen, and will be payable, together with a return of 8% per annum, at or following each such Eligible Director’s retirement as shown in the table below.

The following table illustrates the retirement benefits accrued to the Fund’s Independent Directors by the Adopting Funds for the calendar year ended December 31, 2009, and the estimated retirement benefits for the Independent Directors from the Adopting Funds for each calendar year following retirement. Only the Directors listed below participated in the retirement program.

Name of Independent Director:	Retirement Benefits Accrued as Fund Expenses By All Adopting Funds	Estimated Annual Benefits Upon Retirement(1) From All Adopting Funds
Michael Bozic	$42,107	$43,940
Manuel H. Johnson	$30,210	$64,338
Michael E. Nugent	$7,330	$57,539

(1)	Total compensation accrued under the retirement plan, together with a return of 8% per annum, will be paid annually commencing upon retirement and continuing for the remainder of the Director’s life.

Code of Ethics

Pursuant to Rule 17j-1 under the 1940 Act, the Board of Directors has adopted a Code of Ethics for the Fund and approved Codes of Ethics adopted by the Adviser, the Sub-Advisers and Morgan Stanley Distribution, Inc. (“Morgan Stanley Distribution” or the “Distributor”) (collectively the “Codes”). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person’s employment activities and that actual and potential conflicts of interest are avoided.

The Codes are designed to detect and prevent improper personal trading. The Codes permit personnel subject to the Codes to invest in securities, including securities that may be purchased, sold or held by the Fund, subject to a number of restrictions and controls, including prohibitions against purchases of securities in an initial public offering and a pre-clearance requirement with respect to personal securities transactions.

INVESTMENT ADVISORY, SUB-ADVISORY,

DISTRIBUTION AND ADMINISTRATIVE AGREEMENTS

The Adviser is a wholly owned subsidiary of Morgan Stanley. The principal offices of Morgan Stanley are located at 1585 Broadway, New York, New York 10036 and the principal offices of the Adviser are located at 522 Fifth Avenue, New York, New York 10036.

Pursuant to an investment advisory agreement, the Adviser receives compensation for providing investment advisory services in the amounts described below. In managing the Portfolios, the Adviser may use the services of associated investment personnel employed by its affiliated institutional asset management companies.

Advisory Fees

The Adviser is entitled to receive an advisory fee at an annual percentage of a Portfolio’s average daily net assets. The Adviser has agreed to a reduction in the fees payable to them and/or to reimburse the Portfolios, if necessary, if such fees would cause the total annual operating expenses of each Portfolio to exceed the percentage of average daily net assets set forth in each Portfolio’s prospectus. In determining the actual amount of fee waiver and/or expense reimbursement for a Portfolio, if any, the Adviser excludes from annual operating expenses certain investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed. The fee waivers and/or expense reimbursements are expected to continue until such time as the Fund’s Board of Directors acts to discontinue such waivers and/or reimbursements when it deems that such action is appropriate. The following table shows (i) the contractual advisory fee as a percentage of average daily net assets at certain levels of average daily net assets; and (ii) each Portfolio’s expense cap for the fiscal year ended December 31, 2009.

Portfolio	Contractual Advisory Fee	Expense Cap Class I	Expense Cap Class II
Capital Growth	0.50% of the portion of the daily net assets not exceeding $1 billion; 0.45% of the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; 0.40% of the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.35% of the daily net assets exceeding $3 billion.	0.85%	1.10%

Core Plus Fixed Income	0.375% of the portion of the daily net assets not exceeding $1 billion; and 0.30% of the portion of the daily net assets exceeding $1 billion.	0.70%	0.95%

Portfolio	Contractual Advisory Fee	Expense Cap Class I	Expense Cap Class II
Emerging Markets Debt	0.75% of the portion of the daily net assets not exceeding $500 million; 0.70% of the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; and 0.65% of the portion of the daily net assets exceeding $1 billion.	1.30%	1.35%

Emerging Markets Equity	1.25% of the portion of the daily net assets not exceeding $500 million; 1.20% of the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; 1.15% of the portion of the daily net assets exceeding $1 billion but not exceeding $2.5 billion; and 1.00% of the daily net assets exceeding $2.5 billion.	1.60%	1.65%

Equity and Income	0.50% of the portion of the daily net assets not exceeding $150 million; 0.45% of the portion of the daily net assets exceeding $150 million but not exceeding $250 million; 0.40% of the portion of the daily net assets exceeding $250 million but not exceeding $350 million; and 0.35% of the daily net assets exceeding $350 million.	N/A	1.00%

Global Franchise	0.80% of the portion of the daily net assets not exceeding $500 million; 0.75% of the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; and 0.70% of the portion of the daily net assets exceeding $1 billion.	N/A	1.20%

Global Real Estate	0.85% of the daily net assets.	N/A	1.40%

Global Value Equity	0.67% of the portion of the daily net assets not exceeding $1 billion; 0.645% of the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.62% of the portion of the daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.595% of the portion of the daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.57% of the portion of the daily net assets exceeding $3.5 billion but not exceeding $4.5 billion; and 0.545% of the daily net assets exceeding $4.5 billion.	1.15%	N/A

Portfolio	Contractual Advisory Fee	Expense Cap Class I	Expense Cap Class II
High Yield	0.42% of the portion of the daily net assets not exceeding $500 million; 0.345% of the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.295% of the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.27% of the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; 0.245% of the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.22% of the portion of the daily net assets exceeding $3 billion.	0.80%	1.00%

International Magnum	0.80% of the portion of the daily net assets not exceeding $500 million; 0.75% of the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; and 0.70% of the portion of the daily net assets exceeding $1 billion.	1.05%	N/A

International Growth Equity	0.75% of the portion of the daily net assets not exceeding $1 billion; and 0.70% of the portion of the daily net assets exceeding $1 billion.	N/A	1.35%

Mid Cap Growth	0.75% of the portion of the daily net assets not exceeding $500 million; 0.70% of the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; and 0.65% of the portion of the daily net assets exceeding $1 billion.	1.05%	1.15%

Small Company Growth	0.92% of the portion of the daily net assets not exceeding $1 billion; 0.85% of the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; and 0.80% of the portion of the daily net assets exceeding $1.5 billion.	N/A	1.25%

U.S. Mid Cap Value	0.72% of the portion of the daily net assets not exceeding $1 billion; and 0.65% of the portion of the daily net assets exceeding $1 billion.	1.05%	1.15%

Portfolio	Contractual Advisory Fee	Expense Cap Class I	Expense Cap Class II
U.S. Real Estate	0.80% of the portion of the daily net assets not exceeding $500 million; 0.75% of the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; and 0.70% of the portion of the daily net assets exceeding $1 billion.	1.10%	1.35%

Value	0.55% of the portion of the daily net assets not exceeding $500 million; 0.50% of the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; and 0.45% of the portion of the daily net assets exceeding $1 billion.	0.85%	N/A

N/A = Not Applicable

The following table shows for each Portfolio the advisory fee paid for each of the past three fiscal years.

Advisory Fee Paid ($000)
Portfolio	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Capital Growth	$323 (net of fee waivers and rebate of $46)	$524 (net of fee waivers and rebate of $10)	$755 (net of fee waivers and rebate of $3)

Core Plus Fixed Income	$1,179 (net of fee waivers and rebate of $110)	$2,183 (net of fee waivers and rebate of $59)	$1,877 (net of fee waivers and rebate of $76)

Emerging Markets Debt	$1,052 (net of fee waivers and rebate of $6)	$1,179 (net of fee waivers and rebate of $4)	$1,272 (net of fee waivers and rebate of $4)

Emerging Markets Equity	$8,945 (net of fee waivers and rebate of $192)	$13,725 (net of fee waivers and rebate of $208)	$15,956 (net of fee waivers and rebate of $20)

Equity and Income	$2,291 (net of fee waivers and rebate of $45)	$2,538 (net of fee waivers and rebate of $49)	$2,647 (net of fee waivers and rebate of $33)

Global Franchise	$781 (net of fee waivers and rebate of $4)	$1,113 (net of fee waivers and rebate of $4)	$1,448 (net of fee waivers and rebate of $3)

Global Real Estate	$2,516 (net of fee waivers and rebate of $207)	$2,322 (net of fee waivers and rebate of $223)	$1,849 (net of fee waivers and rebate of $193)

Global Value Equity	$269 (net of fee waivers and rebate of $23)	$513 (net of fee waivers and rebate of $1)	$856 (net of fee waivers and rebate of *)

Advisory Fee Paid ($000)
Portfolio	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
High Yield	$131 (net of fee waivers and rebate of $13)	$96 (net of fee waivers and rebate of $54)	$190 (net of fee waivers and rebate of $5)

International Growth Equity	$1,381 (net of fee waivers and rebate of $86)	$663 (net of fee waivers and rebate of $84)	$92 (net of fee waivers and rebate of $102)

International Magnum	$546 (net of fee waivers and rebate of $147)	$977 (net of fee waivers and rebate of $220)	$1,502 (net of fee waivers and rebate of $209)

Mid Cap Growth	$1,405 (net of fee waivers and rebate of $56)	$1,728 (net of fee waivers and rebate of $36)	$2,236 (net of fee waivers and rebate of $100)

Small Company Growth	$220 (net of fee waivers and rebate of $45)	$295 (net of fee waivers and rebate of $59)	$470 (net of fee waivers and rebate of $45)

U.S. Mid Cap Value	$1,730 (net of fee waivers and rebate of $14)	$2,399 (net of fee waivers and rebate of $11)	$3,433 (net of fee waivers and rebate of $14)

U.S. Real Estate	$4,019 (net of fee waivers and rebate of $80)	$7,313 (net of fee waivers and rebate of $34)	$15,687 (net of fee waivers and rebate of $22)

Value	$89 (net of fee waivers and rebate of $27)	$125 (net of fee waivers and rebate of $58)	$323 (net of fee waivers and rebate of $42)

*	Amount is less than $500.

Investment Sub-Advisers

The Adviser has entered into Sub-Advisory Agreements with Morgan Stanley Investment Management Limited (“MSIM Limited”), located at 25 Cabot Square, Canary Wharf, London E14 4QA, England, Morgan Stanley Investment Management Company (“MSIM Company”), located at 23 Church Street, 16-01 Capital Square, Singapore 04948 and Morgan Stanley Asset & Investment Trust Management Co., Limited (“MSAITM”), located at Yebisu Garden Place Tower, 20-3, Ebisu 4-chome, Shibuya-ku, Tokyo, Japan 150-6009. MSIM Limited, MSIM Company and MSAITM (each a “Sub-Adviser” and collectively, the “Sub-Advisers”) are wholly owned subsidiaries of Morgan Stanley and provide the Portfolios listed below with investment advisory services subject to the overall supervision of the Adviser and the Portfolios’ Officers and Directors.

The Adviser pays each Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolios. The chart below identifies the Portfolio(s) for which each Sub-Adviser provides investment advisory services.

Sub-Adviser	Portfolio(s)
MSIM Limited	Emerging Markets Equity, Global Franchise, Global Real Estate, Global Value Equity and International Magnum
MSIM Company	Emerging Markets Equity, Global Franchise, Global Real Estate and International Magnum
MSAITM	International Magnum

Proxy Voting Policies and Procedures and Proxy Voting Record

The Board of Directors believes that the voting of proxies on securities held by the Fund is an important element of the overall investment process. As such, the Board has delegated the responsibility to vote such proxies to Morgan Stanley Investment Management and its advisory affiliates (“MSIM”).

A copy of MSIM’s Proxy Voting Policy (“Proxy Policy”) is attached hereto as Appendix A. In addition, a copy of the Proxy Policy, as well as the Fund’s most recent proxy voting record for the 12-month period ended June 30, filed with the SEC are available without charge on our web site at www.morganstanley.com. The Fund’s proxy voting record is also available without charge on the SEC’s web site at www.sec.gov.

Administration Fees

Pursuant to a separate Administration Agreement with the Fund, the Adviser provides administrative services to the Portfolios. For its services under the Administration Agreement, the Fund pays the Adviser a monthly fee which on an annual basis equals 0.25% of the average daily net assets of each Portfolio managed by the Adviser.

Sub-Administrator. Under an agreement between the Adviser and State Street Bank and Trust Company (“State Street”), effective May 3, 2010, State Street provides certain administrative and accounting services to the Funds. For such services, the Adviser pays State Street a portion of the administrative fee the Adviser receives from the Funds. Prior to May 3, 2010, J.P. Morgan Investor Services Co. (“JPMorgan”) acted as sub-administrator for the Funds. For the fiscal year ended December 31, 2009, the Adviser paid fees in the amount of $2,217,000.76 to JPMorgan for services provided to the Funds. The Adviser supervises and monitors the administrative and accounting services provided by State Street. Their services are also subject to the supervision of the officers and Board of Directors of the Funds. State Street’s business address is One Lincoln Street, Boston, Massachusetts 02111-2101.

The following table shows for each Portfolio the administration fee paid for each of the past three fiscal years.

	Administration Fees Paid ($000)
Portfolio	Year Ended 12/31/07	Year Ended 12/31/08	Year Ended 12/31/09
Capital Growth	$379	$270	$185
Core Plus Fixed Income	$1,303	$1,498	$861
Emerging Markets Debt	$426	$397	$354
Emerging Markets Equity	$3,312	$2,878	$1,854
Equity and Income	$1,648	$1,583	$1,402
Global Franchise	$454	$352	$246
Global Real Estate	$601	$752	$803
Global Value Equity	$320	$194	$110
High Yield	$117	$92	$87
International Growth Equity	$65	$252	$490
International Magnum	$535	$377	$217
Mid Cap Growth	$779	$592	$489
Small Company Growth	$140	$99	$73
U.S. Mid Cap Value	$1,198	$840	$607
U.S. Real Estate	$5,350	$2,373	$1,284
Value	$166	$86	$54

Distributor

Morgan Stanley Distribution, Inc. is an indirect wholly owned subsidiary of Morgan Stanley and serves as the Fund’s distributor pursuant to a distribution agreement. The principal offices of Morgan Stanley Distribution, Inc. are located at 100 Front Street, Suite 400, West Conshohocken, Pennsylvania 19428-2881.

DISTRIBUTION OF SHARES (APPLICABLE TO CLASS II SHARES ONLY)

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. The Plan authorizes the Class II shares of each Portfolio to pay Morgan Stanley Distribution a monthly 12b-1 fee at a rate of 0.35% of the Portfolio’s average daily net assets attributable to Class II shares. Such amount shall be paid to compensate Morgan Stanley Distribution for remittance to insurance companies which offer the Fund as an investment option. These payments are intended to compensate insurance companies for distribution and/or administrative related expenses incurred or paid in connection with the distribution of Class II shares of the Portfolio. Morgan Stanley Distribution may retain any portion of the fees it does not expend in meeting its obligations to the Fund. The Distributor has agreed to waive the following amounts of the 0.35% 12b-1 fees that it is entitled to receive:

Class II Portfolio	Waiver
Capital Growth	0.10%
Core Plus Fixed Income	0.10%
Emerging Markets Debt	0.30%
Emerging Markets Equity	0.30%
Equity and Income	0.30%
Global Franchise	0.30%
Global Real Estate	0.10%
International Growth Equity	0.10%
High Yield	0.15%
Mid Cap Growth	0.25%
Small Company Growth	0.30%
U.S. Mid Cap Value	0.25%
U.S. Real Estate	0.10%

These waivers are voluntary, and the Distributor reserves the right to terminate the waiver at any time and without notice.

Since the 12b-1 fees associated with the Plan are paid out of the Portfolio’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The following table describes the 12b-1 fees paid pursuant to the Plan (net of any waivers) by each active Class II Portfolio to various insurance companies for whose separate accounts the Portfolios are underlying investments for the fiscal year ended December 31, 2009.

Portfolio	Total Distribution (12b-1) Fees Paid by Portfolio (Net of Waivers)
Capital Growth	$45,441
Core Plus Fixed Income	$422,994
Emerging Markets Debt	$15,633
Emerging Markets Equity	$144,558
Equity and Income	$280,046
Global Franchise	$49,037
Global Real Estate	$800,880
International Growth Equity	$488,765
Mid Cap Growth	$141,346
Small Company Growth	$14,385
U.S. Mid Cap Value	$98,558
U.S. Real Estate	$551,032

Note: The High Yield Portfolio did not offer its Class II Shares during the fiscal year ended December 31, 2009.

Continuance of the Plan must be approved annually by a majority of the Directors of the Fund, including a majority of the Independent Directors. All material amendments of the Plan will require approval by a majority of the Directors of the Fund, including a majority of the Independent Directors. The Plan was approved by the Fund’s Board of Directors, including the Independent Directors, none of whom has a direct or indirect financial interest in the operation of a Plan or in any agreements related thereto.

Revenue Sharing

The Adviser and/or the Distributor may pay compensation, out of their own funds and not as an additional charge to the Portfolios, to affiliates, certain insurance companies and/or other financial intermediaries (“Intermediaries”) in connection with the sale, distribution, marketing and retention of shares of the Portfolios and/or shareholder servicing. For example, the Adviser or the Distributor may pay additional compensation to Intermediaries for, among other things, promoting the sale and distribution of Portfolio shares, furnishing marketing support, maintaining share balances and/or for sub-accounting, recordkeeping, administrative, shareholder or transaction processing services. Such payments are in addition to any distribution or shareholder servicing fees that may be payable by the Distributor. The additional payments may be based on various factors, including amount of assets invested by the Intermediary’s customers, a Portfolio’s advisory fees, some other agreed upon amount, or other measures as determined from time to time by the Adviser or Distributor (e.g. gross sales or number of accounts). The amount of these payments may be different for different Intermediaries.

The additional payments currently made to certain Intermediaries, which are made in accordance with the applicable compensation structure for each Intermediary, include an ongoing annual fee in an amount up to 0.45% of the total average daily net asset value of shares of the Portfolios held in such Intermediaries’ applicable accounts.

The prospect of receiving, or the receipt of, additional compensation, as described above, by Intermediaries may provide Intermediaries with an incentive to favor sales of shares of the Portfolios over other investment options with respect to which an Intermediary does not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of a Portfolio or the amount that a Portfolio receives to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Portfolio shares and should review carefully any disclosure provided by an Intermediary as to its compensation.

PORTFOLIO MANAGERS

Other Accounts Managed by the Portfolio Managers. Because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Adviser and/or Sub-Advisers may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Fund. In addition, a conflict of interest could exist to the extent the Adviser and/or Sub-Advisers have proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Adviser’s and/or Sub-Advisers’ employee benefits and/or deferred compensation plans. The portfolio manager may have an incentive to favor these accounts over others. If the Adviser and/or Sub-Advisers manage accounts that engage in short sales of securities of the type in which the Fund invests, the Adviser and/or Sub-Advisers could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. The Adviser and/or Sub-Advisers have adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

Portfolio Manager Compensation Structure

Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio manager.

Base salary compensation. Generally, portfolio managers receive base salary compensation based on the level of their position with the Adviser and/or Sub-Advisers.

Discretionary compensation. In addition to base compensation, portfolio managers may receive discretionary compensation. Discretionary compensation can include:

•	Cash Bonus.

•

Morgan Stanley’s Long Term Incentive Compensation awards — a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock or other investments that are subject to vesting and other conditions.

•

Investment Management Alignment Plan (IMAP) awards — a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Investment Adviser and/or Sub Advisers or their affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 100% of their IMAP deferral account into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include the Fund. For 2009 awards, a clawback provision was implemented that could be triggered if the individual engages in conduct detrimental to the Adviser or its affiliates. For 2009 awards, this provision was further strengthened to allow Morgan Stanley to clawback compensation if Morgan Stanley realizes losses on certain trading positions, investments or holdings.

•

Voluntary Deferred Compensation Plans — voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and notionally invest the deferred amount across a range of designated investment funds, including funds advised by the Investment Adviser and/or Sub-Advisers or their affiliates.

Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

•

Investment performance. A portfolio manager’s compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three-, five- and ten-year periods measured against a fund’s/account’s primary benchmark (as set forth in the Fund’s prospectus) indices, and/or peer groups where applicable. Generally, the greatest weight is placed on the three- and five-year periods.

•	Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

•	Contribution to the business objectives of the Investment Adviser and/or Sub Advisers.

•	The dollar amount of assets managed by the portfolio manager.

•	Market compensation survey research by independent third parties.

•	Other qualitative factors, such as contributions to client objectives.

•	Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the investment team(s) of which the portfolio manager is a member.

Other Accounts Managed by Portfolio Managers at December 31, 2009 (unless otherwise indicated):

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts		Total Assets in the Accounts
Capital Growth, Mid Cap Growth, Small Company Growth
Sam G. Chainani	35	$19.4 billion	4	$1.4 billion	3,268		$1.2 billion
David S. Cohen	35	$19.4 billion	4	$1.4 billion	3,268		$1.2 billion
Dennis P. Lynch	35	$19.4 billion	4	$1.4 billion	3,268		$1.2 billion
Armistead B. Nash	35	$19.4 billion	4	$1.4 billion	3,268		$1.2 billion
Alexander T. Norton	35	$19.4 billion	4	$1.4 billion	3,268		$1.2 billion
Jason C. Yeung	35	$19.4 billion	4	$1.4 billion	3,268		$1.2 billion

Core Plus Fixed Income
W. David Armstrong	15	$4.2 billion	2	$594.2 million	21	(1)	$6.2 billion	(1)
Sanjay Verma	21	$18.4 billion	2	$594.2 million	16	(1)	$2.9 billion	(1)

Emerging Markets Debt
Eric J. Baurmeister	9	$2.0 billion	22	$2.2 billion	12	(2)	$2.3 billion	(2)
Federico L. Kaune	9	$2.0 billion	22	$2.2 billion	12	(2)	$2.3 billion	(2)

Emerging Markets Equity
Eric Carlson	9	$4.7 billion	6	$3.7 billion	23	(3)	$4.9 billion	(3)
James Cheng	14	$6.5 billion	8	$4.0 billion	32	(4)	$11.6 billion	(4)
Ana Cristina Piedrahita	8	$4.6 billion	6	$4.5 billion	28	(5)	$7.2 billion	(5)
William Scott Piper	8	$4.6 billion	6	$4.5 billion	28	(5)	$7.2 billion	(5)
Paul C. Psaila	9	$4.7 billion	6	$3.7 billion	23	(6)	$4.9 billion	(6)
Ruchir Sharma	11	$5.3 billion	7	$3.4 billion	22	(7)	$4.8 billion	(7)

Equity and Income
Thomas B. Bastian	19	$24.5 billion	0	$0	2		$13.4 million
Mark J. Laskin	19	$24.5 billion	0	$0	2		$13.4 million
Mary Jayne Maly	19	$24.5 billion	0	$0	2		$13.4 million
Sergio Marcheli	19	$24.5 billion	0	$0	2		$13.4 million
James O. Roeder	19	$24.5 billion	0	$0	2		$13.4 million

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts		Total Assets in the Accounts
Global Franchise
Vladimir A. Demine	8	$7.1 billion	10	$6.6 billion	54	(8)	$11.0 billion	(8)
Christian Derold	8	$7.1 billion	10	$6.6 billion	54	(8)	$11.0 billion	(8)
John S. Goodacre	8	$7.1 billion	10	$6.6 billion	54	(8)	$11.0 billion	(8)
William D. Lock	8	$7.1 billion	10	$6.6 billion	54	(8)	$11.0 billion	(8)
Bruno Paulson	8	$7.1 billion	10	$6.6 billion	54	(8)	$11.0 billion	(8)
Walter B. Riddell	8	$7.1 billion	10	$6.6 billion	54	(8)	$11.0 billion	(8)
Peter J. Wright	8	$7.1 billion	10	$6.6 billion	54	(8)	$11.0 billion	(8)

Global Real Estate
Theodore R. Bigman	12	$4.1 billion	12	$2.3 billion	454	(9)	$7.9 billion	(9)
Angeline Ho	4	$1.6 billion	8	$1.7 billion	47	(10)	$5.8 billion	(10)
Michiel te Paske	4	$1.6 billion	9	$1.1 billion	50	(11)	$6.0 billion	(11)
Sven van Kemenade	4	$1.6 billion	9	$1.1 billion	50	(11)	$6.0 billion	(11)

Global Value Equity
Jean Beaubois	13	$573.8 million	13	$417.0 million	12		$951.3 billion
Nathalie Degans	13	$573.8 million	13	$417.0 million	12		$951.3 billion

High Yield
Andrew Findling	7	$924.9 million	5	$180.8 million	3		$76.3 million
Dennis M. Schaney	8	$1.0 billion	5	$180.8 million	4	(12)	$370.9 million	(12)

International Growth Equity
Brian W. Arcese	5	$1.5 billion	2	$57.7 million	808	(13)	$1.8 billion	(13)
Benedetto Falcone	5	$1.5 billion	2	$57.7 million	808	(13)	$1.8 billion	(13)
David H. Sugimoto	5	$1.5 billion	2	$57.7 million	808	(13)	$1.8 billion	(13)
Johannes B. van den Berg	5	$1.5 billion	2	$57.7 million	808	(13)	$1.8 billion	(13)

International Magnum
Brian W. Arcese	5	$1.5 billion	2	$57.7 million	808	(13)	$1.8 billion	(13)
Francine J. Bovich	16	$551.8 million	1	$88.3 million	20	(14)	$4.7 billion	(14)
James Cheng	14	$6.5 billion	8	$4.0 billion	32	(4)	$11.6 billion	(4)
Matthew Leeman	3	$400.0 million	5	$439.7 million	2		$116.2 million
David H. Sugimoto	5	$1.5 billion	2	$57.7 million	808	(13)	$1.8 billion	(13)
Johannes B. van den Berg	5	$1.5 billion	2	$57.7 million	808	(13)	$1.8 billion	(13)

U.S. Mid Cap Value
Thomas B. Bastian	19	$24.5 billion	0	$0	2		$13.4 million
Thomas R. Copper	6	$1.5 billion	0	$0	0		$0
Mark J. Laskin	19	$24.5 billion	0	$0	2		$13.4 million
Mary Jayne Maly	19	$24.5 billion	0	$0	2		$13.4 million
Sergio Marcheli	19	$24.5 billion	0	$0	2		$13.4 million
John Mazanec	6	$1.5 billion	0	$0	0		$0
James O. Roeder	19	$24.5 billion	0	$0	2		$13.4 million

U.S. Real Estate
Theodore R. Bigman	12	$4.1 billion	12	$2.3 billion	454	(9)	$7.9 billion

Value
Devin E. Armstrong	15	$15.6 billion	1	$318.1 million	5,695		$695.8 million
Kevin C. Holt	15	$15.6 billion	1	$318.1 million	5,695		$695.8 million
Jason S. Leder	15	$15.6 billion	1	$318.1 million	5,695		$695.8 million
James N. Warwick	15	$15.6 billion	1	$318.1 million	5,695		$695.8 million

(1)	Of these other accounts, three accounts with a total of approximately $1.3 billion in assets, had performance-based fees.
(2)	Of these other accounts, one account with a total of approximately $118.8 million in assets, had performance-based fees.
(3)	Of these other accounts, five accounts with total of approximately $1.7 billion in assets, had performance-based fees.
(4)	Of these other accounts, six accounts with a total of approximately $2.2 billion in assets, had performance-based fees.

(5)	Of these other accounts, eight accounts with a total of approximately $3.6 billion in assets, had performance-based fees.
(6)	Of these other accounts, five accounts with a total of approximately $1.7 billion in assets, had performance-based fees.
(7)	Of these other accounts, four accounts with a total of approximately $1.6 billion in assets, had performance-based fees.
(8)	Of these other accounts, one account with a total of approximately $316.8 million in assets, had performance-based fees.
(9)	Of these other accounts, 13 accounts with a total of approximately $650.8 million in assets, had performance-based fees.
(10)	Of these other accounts, six accounts with a total of approximately $138.7 million in assets, had performance-based fees.
(11)	Of these other accounts, seven accounts with a total of approximately $176.2 million in assets, had performance-based fees.
(12)	Of these other accounts, one account with a total of approximately $202.4 million in assets, had performance-based fees.
(13)	Of these other accounts, two accounts with a total of approximately $308.7 million in assets, had performance-based fees.
(14)	Of these other accounts, four accounts with a total of approximately $1.5 billion in assets, had performance-based fees.

Portfolio and Portfolio Managers	Portfolio Holdings
Capital Growth
Sam G. Chainani	None*
David S. Cohen	None*
Dennis P. Lynch	None*
Armistead B. Nash	None*
Alexander T. Norton	None*
Jason C. Yeung	None*

Core Plus Fixed Income
W. David Armstrong	None
Sanjay Verma	None*

Emerging Markets Debt
Eric Baurmeister	None*
Federico Kaune	None*

Emerging Markets Equity
Eric Carlson	None*
James Cheng	None*
Ana Cristina Piedrahita	None*
William Scott Piper	None*
Paul C. Psaila	None*
Ruchir Sharma	None*

Equity and Income
Thomas B. Bastian	None*
Mark J. Laskin	None
Mary Jayne Maly	None*
Sergio Marcheli	None
James O. Roeder	None*

Global Franchise
Vladimir A. Demine	None*
Christian Derold	None*
John S. Goodcare	None*
William D. Lock	None*
Bruno Paulson	None*
Walter B. Riddell	None*
Peter J. Wright	None*

Global Real Estate
Theodore R. Bigman	None
Angeline Ho	None
Michiel te Paske	None
Sven van Kemenade	None

Global Value Equity
Jean Beaubois	None
Nathalie Degans	None

Portfolio and Portfolio Managers	Portfolio Holdings
High Yield
Andrew Findling	None
Dennis M. Schaney	None*

International Growth Equity
Brian W. Arcese	None*
Benedetto Falcone	None
David H. Sugimoto	None*
Johannes B. van den Berg	None*

International Magnum
Brian W. Arcese	None
Francine J. Bovich	None
James Cheng	None
Matthew Leeman	None
David H. Sugimoto	None
Johannes B. van den Berg	None

Mid Cap Growth
Sam G. Chainani	None*
David S. Cohen	None
Dennis P. Lynch	None*
Armistead B. Nash	None
Alexander T. Norton	None*
Jason C. Yeung	None*

Small Company
Sam G. Chainani	None*
David S. Cohen	None*
Dennis P. Lynch	None*
Armistead B. Nash	None*
Alexander T. Norton	None*
Jason C. Yeung	None*

U.S. Mid Cap Value
Thomas B. Bastian	None*
Thomas R. Copper	None*
Mark J. Laskin	None
Mary Jayne Maly	None
Sergio Marcheli	None*
John Mazanec	None
James O. Roeder	None*

U.S. Real Estate
Theodore R. Bigman	None*

Value
Devin E. Armstrong	None*
Kevin C. Holt	None*
Jason S. Leder	None*
James N. Warwick	None*

*	Not included in the table above, the portfolio manager has made investments in one or more other mutual funds managed by the same portfolio management team pursuant to a similar strategy.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons

As currently required under law, the insurance companies vote their shares of the Portfolios in accordance with instructions received from their variable annuity contract and variable life insurance policy owners. Morgan Stanley will vote the shares of each Portfolio that it owns in the same proportions as shares of the Portfolio are voted by the insurance companies. Accordingly, neither Morgan Stanley nor the insurance companies are deemed to control the Portfolios.

Principal Holders of Securities

As of March 31, 2010, the following persons were beneficial owners of 5% or more of the outstanding shares of the following Portfolios (Class I and Class II shares):

Portfolio	Name of Beneficial Owner	Percent of Outstanding Shares
Capital Growth Portfolio (Class I)	Allstate Life Insurance Co. - NB 544 Lakeview Parkway, Suite L3G Vernon Hills, IL 60061	46.44%

	Allstate Life Insurance Co. Attn: Accounting COE 544 Lakeview Parkway Suite L3G Vernon Hills, IL 60061	22.41%

	MetLife Life & Annuity Co. of Connecticut P.O. Box 990027 Hartford, CT 06199	14.46%

Core Plus Fixed Income Portfolio (Class I)	Hartford Life & Annuity Insurance Co. Separate Account Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104	59.86%

	United of Omaha Life Insurance Co. Attn: Product Accounting & Reporting Mutual of Omaha Plaza 11th Floor Omaha, NE 68175	7.83%

	Annuity Investors Life Insurance Co. P.O. Box 5423 Cincinnati, OH 45201	7.92%

	Hartford Life Insurance Co. Separate Account Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104	5.35%

Emerging Markets Debt Portfolio (Class I)	Fidelity Investments Life Insurance Co. 82 Devonshire St. R27A Boston, MA 02109	57.86%

Portfolio	Name of Beneficial Owner	Percent of Outstanding Shares
	Nationwide Life Insurance Co. NWVA-9 C/O IPO Portfolio Accounting P.O. Box 182029 Columbus, OH 43218	8.48%

	Nationwide Life Insurance Co. NWVLI-4 C/O IPO Portfolio Accounting P.O. Box 182029 Columbus, OH 43218	6.56%

	Empire Fidelity Investments Life Insurance Co. One Financial Center 200 Liberty St. New York, NY	5.37%

	Hartford Life & Annuity Insurance Co. Separate Account Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104	7.24%

Emerging Markets Equity Portfolio (Class I)	Fidelity Investments Life Insurance Co. 82 Devonshire St. R27A Boston, MA 02109	32.51%

	NYLIAC Attn: Ashesh Upadhyay Nylim Center 169 Lackawanna Ave Parsippany, NJ 07054	30.35%

	ICMG HL Omniflex Life Separate Account Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104	8.05%

	Allstate Life Insurance Co. - NB 544 Lakeview Parkway, Suite L3G Vernon Hills, IL 60061	6.21%

	Ameritas Life Insurance Corp. Variable Separate Account VA2 Attn: Variable Processing 5900 O St. Lincoln, NE 68501	5.50%

Global Value Equity Portfolio (Class I)	Fidelity Investments Life Insurance Co. 82 Devonshire St. R27A Boston, MA 02109	54.69%

Portfolio	Name of Beneficial Owner	Percent of Outstanding Shares
	Ameritas Life Insurance Corp. Variable Separate Account VA2 Attn: Variable Processing 5900 O St. Lincoln, NE 68501	16.51%

	Ameritas Life Insurance Corp. Variable Separate Account V Attn: Variable Processing 5900 O St. Lincoln, NE 68501	7.76%

	MONY Life Insurance Co. of America MONY America Variable Account A-VA 1290 Avenue of the Americas Mail Drop 11 New York, NY 10104	6.07%

	Empire Fidelity Investments Life Insurance Co. One Financial Center 200 Liberty St. New York, NY 10005	7.61%

High Yield Portfolio (Class I)	Hartford Life & Annuity Insurance Co. Separate Account Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104	51.21%

	Kemper Investors Life Insurance Co. Tower 1 17th Floor 1400 American Parkway Schaumburg, IL 60173	14.52%

	Allstate Life Insurance Co. Attn: Accounting COE 544 Lakeview Parkway Suite L3G Vernon Hills, IL 60061	10.33%

International Magnum Portfolio (Class I)	Fidelity Investments Life Insurance Co. 82 Devonshire St. R27A Boston, MA 02109	56.74%

	Allstate Life Insurance Co. - NB 544 Lakeview Parkway, Suite L3G Vernon Hills, IL 60061	19.50%

	Ameritas Life Insurance Corp. Variable Separate Account VA2 Attn: Variable Processing 5900 O St. Lincoln, NE 68501	5.54%

Portfolio	Name of Beneficial Owner	Percent of Outstanding Shares
	Empire Fidelity Investments Life Insurance Co. One Financial Center 200 Liberty St. New York, NY 10005	5.14%

Mid Cap Growth Portfolio (Class I)	Allstate Life Insurance Co. - NB 544 Lakeview Parkway, Suite L3G Vernon Hills, IL 60061	36.03%

	Allstate Life Insurance Co. Attn: Accounting COE 544 Lakeview Parkway Suite L3G Vernon Hills, IL 60061	6.35%

	Nationwide Life Insurance Co. NWVLI-4 C/O IPO Portfolio Accounting P.O. Box 182029 Columbus, OH 43218	18.31%

	Nationwide Life Insurance Co. NWPP C/O IPO Portfolio Accounting P.O. Box 182029 Columbus, OH 43218	23.66%

	Sun Life Financial Separate Account G One Sun Life Executive Park Wellesley Hills, MA 02481	8.18%

U.S. Mid Cap Value Portfolio (Class I)	Allstate Life Insurance Co. - NB 544 Lakeview Parkway, Suite L3G Vernon Hills, IL 60061	37.33%

	Hartford Life & Annuity Insurance Co. Separate Account Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104	25.57%

	Allstate Life Insurance Co. Attn: Accounting COE 544 Lakeview Parkway Suite L3G Vernon Hills, IL 60061	14.19%

	Annuity Investors Life Insurance Co. P.O. Box 5423 Cincinnati, OH 45201	7.18%

	Allstate Life Insurance Co. Attn: Accounting COE 544 Lakeview Parkway Suite L3G Vernon Hills, IL 60061	5.62%

Portfolio	Name of Beneficial Owner	Percent of Outstanding Shares
U.S. Real Estate Portfolio (Class I)	MetLife Life & Annuity Co. of Connecticut P.O. Box 990027 Hartford, CT	7.97%

	Ohio National Life Insurance Co. 1 Financial Way Cincinnati, OH 45242	5.86%

	NYLIAC Attn: Ashesh Upadhyay Nylim Center 169 Lackawanna Ave Parsippany, NJ 07054	5.13%

	Ameritas Life Insurance Corp. Variable Separate Account VA2 Attn: Variable Processing 5900 O St. Lincoln, NE 68501	6.90%

	Annuity Investors Life Insurance Co. P.O. Box 5423 Cincinnati, OH 45201	5.29%

	Nationwide Life Insurance Co. NWVLI-4 C/O IPO Portfolio Accounting P.O. Box 182029 Columbus, OH 43218	8.70%

	Allstate Life Insurance Co. - NB 544 Lakeview Parkway, Suite L3G Vernon Hills, IL 60061	9.37%

	MetLife Investors USA Insurance Co. 501 Boylston St. Boston, MA 02116	23.26%

U.S. Value Portfolio (Class I)	MetLife Life & Annuity Co. of Connecticut P.O. Box 990027 Hartford, CT 06199	45.23%

	Annuity Investors Life Insurance Co. P.O. Box 5423 Cincinnati, OH 45201	39.34%

	American General Life Insurance Co. P.O. Box 1591 Houston, TX 77251	12.01%

Capital Growth Portfolio (Class II)	Allstate Life Insurance Co. Attn: Financial Control 3100 Sanders Rd. North Brook, IL 60062	33.92%

Portfolio	Name of Beneficial Owner	Percent of Outstanding Shares
	Ohio National Life Insurance Co. 1 Financial Way Cincinnati, OH 45242	45.20%

	Allstate Life Insurance Co. Attn: Accounting COE 544 Lakeview Parkway Suite L3G Vernon Hills, IL 60061	13.29%

Core Plus Fixed Income (Class II)	Nationwide Life Insurance Co. NWVA-II C/O IPO Portfolio Accounting P.O. Box 182029 Columbus, OH 43218	52.24%

	Ohio National Life Insurance Co. 1 Financial Way Cincinnati, OH 45242	42.91%

Emerging Markets Debt Portfolio (Class II)	Allstate Life Insurance Co. Attn: Financial Control 3100 Sanders Rd. North Brook, IL 60062	61.47%

	Allstate Life Insurance Co. of New York Attn: Financial Control Unit 544 Lakeview Parkway Vernon Hills, IL 60061	11.97%

	Integrity Life Insurance Co. 400 Broadway Street Cincinnati, OH 45202	19.20%

Emerging Markets Equity Portfolio (Class II)	NYLIAC Attn: Ashesh Upadhyay Nylim Center 169 Lackawanna Ave Parsippany, NJ 07054	61.33%

	Hartford Life & Annuity Insurance Co. Separate Account Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104	18.06%

	Hartford Life Insurance Co. Separate Account Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104	6.41%

Equity and Income Fund (Class II)	MetLife Investors USA Insurance Co. 501 Boylston St. Boston, MA 02116	38.44%

Portfolio	Name of Beneficial Owner	Percent of Outstanding Shares
	MetLife Life & Annuity Co. of Connecticut P.O. Box 990027 Hartford, CT 06199	21.08%

	Protective Life Insurance Co. P.O. Box 10648 Birmingham, AL 35202	15.35%

	Allstate Life Insurance Co. Attn: Financial Control 3100 Sanders Rd. North Brook, IL 60062	7.01%

Global Franchise Portfolio (Class II)	Allstate Life Insurance Co. Attn: Financial Control 3100 Sanders Rd. North Brook, IL 60062	66.75%

	Hartford Life & Annuity Insurance Co. Separate Account Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104	21.18%

	Allstate Life Insurance Co. of New York Attn: Financial Control Unit 544 Lakeview Parkway Vernon Hills, IL 60061	6.29%

	Transamerica Life Insurance Co. Huntington Allstar Select 4333 Edgewood Rd. NE Cedar Rapids, IA 52499	5.23%

Global Real Estate Portfolio (Class II)	IDS Life Insurance Co. 222 AMPF Financial Center Minneapolis, MN 55474	82.96%

	American Enterprise Life New Solutions 222 AXP Financial Center Minneapolis, MN 55474	11.36%
International Growth Equity Portfolio (Class II)	Ohio National Life Insurance Co. 1 Financial Way Cincinnati, OH 45242	94.53%

Mid Cap Growth Portfolio (Class II)	Hartford Life Insurance Co. Separate Account Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104	36.33%

Portfolio	Name of Beneficial Owner	Percent of Outstanding Shares
	IDS Life Insurance Co. 222 AMPF Financial center Minneapolis, MN 55474	28.11%

	Allstate Life Insurance Co. Attn: Financial Control 3100 Sanders Rd. North Brook, IL 60062	18.35%

	Hartford Life Insurance Co. Separate Account Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104	7.64%

	Sun Life Financial One Sun Life Executive Park Wellesley Hills, MA 02481	5.31%

Small Company Growth Portfolio (Class II)	Allstate Life Insurance Co. Attn: Financial Control 3100 Sanders Rd. North Brook, IL 60062	43.44%

	Allstate Life Insurance Co. of New York Attn: Financial Control Unit 544 Lakeview Parkway Vernon Hills, IL 60061	5.05%

	Hartford Life & Annuity Insurance Co. Separate Account Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104	34.75%

	MetLife Life & Annuity Co. of Connecticut P.O. Box 990027 Hartford, CT 06199	15.65%

U.S. Mid Cap Value Portfolio (Class II)	Allstate Life Insurance Co. Attn: Financial Control 3100 Sanders Rd. North Brook, IL 60062	36.13%

	Hartford Life & Annuity Insurance Co. Separate Account Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104	31.08%

	MetLife Investors USA Insurance Co. 501 Boylston St. Boston, MA 02116	13.85%

Portfolio	Name of Beneficial Owner	Percent of Outstanding Shares
	Hartford Life Insurance Co. Separate Account Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104	8.45%

U.S. Real Estate Portfolio (Class II)	Ohio National Life Insurance Co. 1 Financial Way Cincinnati, OH 45242	66.01%

	Allstate Life Insurance Co. Attn: Financial Control 3100 Sanders Rd. North Brook, IL 60062	19.37%

	Allstate Life Insurance Co. Attn: Accounting COE 544 Lakeview Parkway Vernon Hills, IL 60061	6.96%

Shares of the Portfolio are sold to insurance companies for their variable annuity contracts and variable life insurance policies.

NET ASSET VALUE

The NAV per share of each Portfolio is determined by dividing the total market value of the Portfolio’s investments and other assets, less all liabilities, by the total number of outstanding shares of such Portfolio. NAV for Class I and Class II shares will differ due to class specific expenses paid by each class, and the 12b-1 fee charged to Class II shares. The NAV per share of each Portfolio is determined as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business. Price information on listed securities is taken from the exchange where the security is primarily traded. Portfolio securities generally are valued at their market value. Securities listed on a U.S. securities exchange for which market quotations are available generally are valued at the last quoted sale price on the day the valuation is made, or if there has been no sale that day, or for all other portfolio securities for which the over-counter market quotations are readily available, at the mean between the last reported bid and asked price. Equity securities listed or traded on NASDAQ for which market quotations are available are valued at the NASDAQ Official Closing Price, or if there has been no sale that day, at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Board of Directors. For equity securities traded on foreign exchanges, the last reported closing price or the latest bid price may be used if there were no sales on a particular day. The current bid and asked prices are determined based on the average of the bid and asked prices quoted on such valuation date by reputable brokers.

Bonds and other fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. NAV includes interest on fixed income securities, which is accrued daily unless collection is in doubt. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices, but take into account institutional-size trading in similar groups of securities and any developments related to the specific securities. Securities not priced in this manner are valued based on the mean of bid and ask prices (or a yield equivalent thereof), obtained from market makers or brokers or, when securities exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price will be used. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. In the event that amortized cost does not approximate market value, market prices as determined above will be used.

The value of other assets and securities for which quotations are not readily available or may be unreliable (including certain restricted and unlisted securities), and those securities for which it is inappropriate to determine prices in accordance with the above-stated procedures, are determined in good faith at fair value using methods determined by the Board of Directors. For purposes of calculating NAV per share, all assets and liabilities initially expressed in foreign currencies generally will be converted into U.S. dollars at the mean of the bid and asked price of such currencies against the U.S. dollar as quoted by a major bank.

Generally, trading in foreign securities, as well as corporate bonds, U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the NAV of the Fund’s shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Events which may affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE and will therefore not be reflected in the computation of the Fund’s NAV. If events that may affect the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Directors.

PORTFOLIO TRANSACTIONS

The Adviser and/or Sub-Advisers are responsible for decisions to buy and sell securities for each Portfolio, for broker-dealer selection and for negotiation of commission rates. The Adviser and/or Sub-Advisers are prohibited from directing brokerage transactions on the basis of the referral of clients or the sale of shares of advised investment companies. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the over-the-counter market, securities may be traded as agency transactions through broker dealers or traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid.

On occasion, a Portfolio may purchase certain money market instruments directly from an issuer without payment of a commission or concession. Money market instruments are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer.

The Fund anticipates that certain of its transactions involving foreign securities will be effected on securities exchanges. Fixed commissions on such transactions are generally higher than negotiated commissions on domestic transactions. There is also generally less government supervision and regulation of foreign securities exchanges and brokers than in the United States.

The Adviser and/or Sub-Advisers serve as investment adviser to a number of clients, including other investment companies. The Adviser and/or Sub-Advisers attempt to equitably allocate purchase and sale transactions among the Portfolios of the Fund and other client accounts. To that end, the Adviser and/or Sub-Advisers consider various factors, including respective investment objectives, relative size of portfolio holdings of the same or comparable securities, availability of cash for investment, size of investment commitments generally held and the opinions of the persons responsible for managing the Portfolios of the Fund and other client accounts.

The Adviser and/or Sub-Advisers select the brokers or dealers that will execute the purchases and sales of investment securities for each Portfolio. The Adviser and/or Sub-Advisers effect transactions with those broker-dealers that they believe provide prompt execution of orders in an effective manner at the most favorable prices. A Portfolio may pay higher commission rates than the lowest available when the Adviser and/or Sub-Advisers believes it is reasonable to do so in light of the value of the research, statistical, and pricing services provided by the broker effecting the transaction. The Adviser and/or Sub-Advisers may place portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund, the Adviser and/or Sub-Advisers. Services provided may include (a) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (c) effecting securities transactions and performing functions thereto (such as clearance, settlement and custody). When a particular item (such as proxy services) has both research and non-research related uses, the Adviser and/or Sub Advisers will make a reasonable allocation of the cost of the item between research and non-research uses and may pay for the portion of the cost allocated to research uses with commissions. In certain instances, the Adviser and/or Sub-Advisers may instruct certain brokers to pay for research provided by executing brokers or third-party research providers, which are selected independently by the Adviser and/or Sub-Advisers. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser and/or Sub-Advisers relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. The Adviser and/or Sub-Advisers are unable to ascertain the exact dollar value of these services due to the subjective and imprecise nature of their determinations. The information and services received by the Adviser and/or Sub-Advisers from brokers and dealers may be utilized by the Adviser and/or Sub-Advisers and any of its asset management of accounts of some of their other clients and may not in all cases benefit the Fund directly. To the extent that the Adviser and/or Sub-Advisers receive these services from brokers and dealers, it will not have to pay for these services itself.

Affiliated Brokers

Subject to the overriding objective of obtaining the best execution of orders, the Fund may use broker-dealer affiliates of the Adviser to effect Portfolio brokerage transactions in futures contracts and options on futures contracts under procedures adopted by the Fund’s Board of Directors. Pursuant to these procedures, the Adviser uses two broker-dealer affiliates, Morgan Stanley Distribution (including Morgan Stanley International plc) and Morgan Stanley & Co. Incorporated (“Morgan Stanley & Co.”), each of which is wholly owned by Morgan Stanley, for such transactions. The commission rates and other remuneration paid to Morgan Stanley Distribution or Morgan Stanley & Co. must be fair and reasonable in comparison to those of other broker-dealers for comparable transactions involving similar securities being purchased or sold during a comparable time period. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker.

Pursuant to an order issued by the SEC, the Fund is permitted to engage in principal transactions involving money market instruments, subject to certain conditions, with Morgan Stanley & Co., a broker-dealer affiliated with the Fund’s Adviser.

During the fiscal years ended December 31, 2007, 2008 and 2009, the Fund did not effect any principal transactions with Morgan Stanley & Co.

BROKERAGE FEES

During the fiscal years ended December 31, 2007, 2008 and 2009, the Portfolios paid total brokerage commissions as follows:

Name of Portfolio	Brokerage Commissions Paid for Fiscal Year Ended 12/31/07	Brokerage Commissions Paid for Fiscal Year Ended 12/31/08	Brokerage Commissions Paid for Fiscal Year Ended 12/31/09
Capital Growth	$132,180	$86,999	$27,700
Core Plus Fixed Income	$103,632	$67,122	$61,399
Emerging Markets Debt	$801	$6,953	$705
Emerging Markets Equity	$5,733,777	$5,095,751	$2,018,171
Equity and Income	$241,874	$479,249	$516,619
Global Franchise	$67,681	$102,395	$50,767
Global Real Estate	$489,500	$699,137	$606,078
Global Value Equity	$89,752	$138,349	$93,762
High Yield	$4,628	$3,227	—
International Growth Equity	$41,577	$237,971	$254,298
International Magnum	$169,349	$130,277	$73,312
Mid Cap Growth	$346,314	$166,911	$165,752
Small Company Growth	$66,872	$31,098	$22,618
U.S. Mid Cap Value	$596,293	$834,482	$474,480
U.S. Real Estate	$1,545,113	$990,449	$611,666
Value	$23,076	$31,128	$15,199

N/A: Not Applicable.

During the fiscal year ended December 31, 2007 and 2008, the Portfolios paid brokerage commissions to Morgan Stanley & Co. as follows:

Name of Portfolio	Brokerage Commissions Paid to Morgan Stanley & Co. for Fiscal Year Ended 12/31/07(1)	Brokerage Commissions Paid to Morgan Stanley & Co. for Fiscal Year Ended 12/31/08(2)
Capital Growth	$5,420	—
Emerging Markets Equity	$28,812	$33,390
Equity & Income	$3,391	$6,285
Global Franchise	—	$184
Global Real Estate	$3,348	$82,912
Global Value Equity	$867	$3,053
International Growth Equity	—	$451
International Magnum	$2,789	$9,618
Mid Cap Growth	$7,500	$8,104
Small Company Growth	$527	$204
U.S. Mid Cap Value	$17,112	$52,435
U.S. Real Estate	$34,151	$7,965
Value	$647	$253

(1)	The Core Plus Fixed Income, Emerging Markets Debt, Global Franchise, International Growth Equity and High Yield Portfolios did not pay any commissions to Morgan Stanley & Co. for the fiscal year ended December 31, 2007.
(2)	The Core Plus Fixed Income, Capital Growth, Emerging Markets Debt and High Yield Portfolios did not pay any commissions to Morgan Stanley & Co. for the fiscal year ended December 31, 2008.

For the fiscal year ended December 31, 2009, the Portfolios paid brokerage commissions to Morgan Stanley & Co., as follows:

Name of Portfolio	Brokerage Commissions Paid to Morgan Stanley & Co., Inc. for Fiscal Year Ended 12/31/09(1)	Percentage of Aggregate Brokerage Commissions for Fiscal Year Ended 12/31/09	Percentage of Aggregate Dollar Amount of Executed Trades on Which Brokerage Commissions Were Paid for Fiscal Year Ended 12/31/09
Emerging Markets Equity	$45,843	2.27%	2.98%
Equity and Income	$21,905	4.24%	1.51%
Global Real Estate	$4,311	0.71%	0.99%
Global Value Equity	$3,345	3.57%	4.88%
International Growth Equity	$6,255	2.46%	1.16%
International Magnum	$1,679	2.29%	1.13%
Mid Cap Growth	$4,616	2.78%	5.02%
U.S. Mid Cap Value	$53,661	11.31%	13.59%
U.S. Real Estate	$51,246	8.38%	12.58%
Value	$277	1.82%	1.90%

(1)	The Core Plus Fixed Income, Capital Growth, Emerging Markets Debt, Global Franchise, High Yield and Small Company Growth Portfolios did not pay any commissions to Morgan Stanley & Co. for the year ended December 31, 2009.

Directed Brokerage: During the fiscal year ended December 31, 2009, the Portfolios paid brokerage commissions to brokers because of research services provided as follows:

Portfolio	Brokerage Commissions in Connection with Research Services Provided for Fiscal Year Ended 12/31/09(1)	Aggregate Dollar Amount of Transactions for Which Such Commissions were Paid for Fiscal Year Ended 12/31/09
Emerging Markets Equity	$6,570	$2,741,107
Global Real Estate	$5,500	$2,648,940

(1)	The Core Plus Fixed Income, Capital Growth, Emerging Markets Debt, Equity and Income, Global Franchise, Global Value Equity, High Yield, International Growth, International Magnum, Mid Cap Growth, Small Company Growth, U.S. Mid Cap Value, U.S. Real Estate and Value Portfolios did not pay any brokerage commissions because of research services provided for the fiscal year ended December 31, 2009.

Regular Broker-Dealers: The Fund’s regular broker-dealers are (i) the ten broker-dealers that received the greatest dollar amount of brokerage commission from the Fund; (ii) the ten broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions; and (iii) the ten broker-dealers that sold the largest dollar amount of Portfolio shares. During the fiscal year ended December 31, 2009, the following Portfolios purchased securities issued by the Fund’s regular broker-dealers:

Portfolio	Regular Broker-Dealer	Value of Portfolio Holdings as of 12/31/09
Core Plus Fixed Income	Citigroup	$4,192,000
	Merrill Lynch & Co., Inc.	$1,468,000
	JPMorgan Chase & Co.	$1,430,000
	Goldman Sachs Groups, Inc.	$1,094,000
	Credit Suisse First Boston LLC	$825,000
	Barclays Capital PLC	$598,000
	UBS AG	$494,000

Portfolio	Regular Broker-Dealer	Value of Portfolio Holdings as of 12/31/09
Equity & Income	JPMorgan Chase & Co.	$22,856,000
	Citigroup	$7,917,000
	Goldman Sachs Groups, Inc.	$1,046,000
	Credit Suisse First Boston LLC	$728,000
	Barclays Capital PLC	$425,000
	Merrill Lynch & Co., Inc.	$308,000
	UBS AG	$232,000

Global Value Equity	Bank of New York	$918,000
	JPMorgan Chase & Co.	$862,000
	Deutsche Bank AG	$496,000
	Goldman Sachs Groups, Inc.	$410,000

International Growth Equity	Deutsche Bank AG	$3,829,000

International Magnum	Deutsche Bank AG	$737,000
	UBS AG	$590,000
	Barclays Capital PLC	$471,000

Value	JPMorgan Chase & Co.	$704,000
	Bank of New York	$460,000
	Citigroup	$158,000
	Goldman Sachs Groups, Inc.	$152,000

Portfolio Turnover

The Portfolios generally do not invest for short-term trading purposes; however, when circumstances warrant, each Portfolio may sell investment securities without regard to the length of time they have been held. Market conditions in a given year could result in a higher or lower portfolio turnover rate than expected and the Portfolios will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with their investment objectives and policies. A high portfolio turnover rate (100% or more) increases a Portfolio’s transaction costs (including brokerage commissions or dealer costs), which would adversely impact a Portfolio’s performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if a Portfolio had lower portfolio turnover.

For the fiscal years ended December 31, 2008 and 2009, the Core Plus Fixed Income Portfolio’s turnover rates were 447% and 433%, respectively. Due to changes in the market for mortgage securities during the fiscal years ended December 31, 2008 and 2009, the Portfolio made more frequent use of these instruments over that time period. As a result, portfolio turnover increased during this time relative to the prior periods.

PERFORMANCE INFORMATION

The following table shows the average annual total return numbers for the one-year, five-year and ten-year periods ended December 31, 2009 and since inception for the Class I shares of each of the Portfolios.

Name of Portfolio	Inception Date	Average Annual Total Return for One Year Ended 12/31/09	Average Annual Total Return for Five Years Ended 12/31/09	Average Annual Total Return for Ten Years Ended 12/31/09	Average Annual Total Return Since Inception
Capital Growth	01/02/97	65.55%	4.32%	-1.06%	5.44%
Core Plus Fixed Income	01/02/97	9.64%	2.34%	4.80%	4.91%
Emerging Markets Debt	06/16/97	30.21%	7.97%	10.71%	7.86%
Emerging Markets Equity	10/01/96	69.84%	13.69%	6.13%	7.61%
Global Value Equity	01/02/97	15.99%	-1.03%	1.82%	4.16%
High Yield	01/02/97	42.08%	4.59%	3.15%	4.35%
International Magnum	01/02/97	32.53%	3.17%	0.27%	3.19%
Mid Cap Growth	10/18/99	57.66%	5.75%	0.28%	3.52%
U.S. Mid Cap Value	01/02/97	39.21%	3.62%	4.11%	8.64%
U.S. Real Estate	03/03/97	28.36%	1.33%	10.93%	8.72%
Value	01/02/97	31.00%	-0.09%	4.58%	4.71%

The following table shows the average annual total return numbers for the one-year and five-year periods ended December 31, 2009 and since inception for the Class II shares of each of the Portfolios.

Name of Portfolio	Inception Date	Average Annual Total Return for One Year Ended 12/31/09	Average Annual Total Return for Five Years Ended 12/31/09	Average Annual Total Return Since Inception
Capital Growth	05/05/03	65.14%	4.06%	6.60%
Core Plus Fixed Income	05/01/03	9.38%	2.09%	2.50%
Emerging Markets Debt	12/19/02	30.11%	7.90%	10.80%
Emerging Markets Equity	01/10/03	70.12%	13.65%	19.14%
Equity and Income	04/30/03	22.49%	3.42%	6.76%
Global Franchise	04/30/03	29.56%	6.58%	10.24%
Global Real Estate	04/28/06	41.42%	N/A	-3.21%
International Growth Equity	04/28/06	36.54%	N/A	-3.66%
Mid Cap Growth	05/05/03	57.37%	5.61%	11.47%
Small Company Growth	04/30/03	46.64%	2.57%	9.58%
U.S. Mid Cap Value	05/05/03	39.16%	3.51%	9.25%
U.S. Real Estate	11/05/02	28.49%	1.14%	10.41%

N/A = Not Applicable.

The respective current yields for certain of the Fund’s Class I Portfolios for the 30-day period ended December 31, 2009 were as follows:

Portfolio Name	30-Day Yield
Emerging Markets Debt	5.87%
Core Plus Fixed Income	3.60%
High Yield	6.96%

The respective current yields for certain of the Fund’s Class II Portfolios for the 30-day period ended December 31, 2009 were as follows:

Portfolio Name	30-Day Yield
Emerging Markets Debt	5.83%
Core Plus Fixed Income	3.35%

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund’s Board of Directors, the Adviser and the Sub-Advisers have adopted policies and procedures regarding disclosure of portfolio holdings (the “Policy”). Pursuant to the Policy, the Adviser and the Sub-Advisers may disclose information concerning Fund portfolio holdings only if such disclosure is consistent with the antifraud provisions of the federal securities laws and the Fund’s, the Adviser’s and the Sub-Advisers’ fiduciary duties to Fund shareholders. The Adviser and the Sub-Advisers may not receive compensation or any other consideration in connection with the disclosure of information about the portfolio securities of the Fund. Consideration includes any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Adviser, the Sub-Advisers or by any affiliated person of the Adviser or the Sub-Advisers. Non-public information concerning portfolio holdings may be divulged to third parties only when the Fund has a legitimate business purpose for doing so and the recipients of the information are subject to a duty of confidentiality. Under no circumstances shall current or prospective Fund shareholders receive non-public portfolio holdings information, except as described below.

The Fund makes available on its public website the following portfolio holdings information:

•	complete UIF portfolio holdings information on a monthly basis, at least 15 calendar days after the end of each month; and

•	top 10 (or top 15) holdings monthly, at least 15 calendar days after the end of each month.

The Fund provides a complete schedule of portfolio holdings for the second and fourth fiscal quarters in its semiannual and annual reports, and for the first and third fiscal quarters in its filings with the SEC on Form N-Q.

All other portfolio holdings information that has not been disseminated in a manner making it available to investors generally as described above is non-public information for purposes of the Policy.

The Fund may make selective disclosure of non-public portfolio holdings. Third parties eligible to receive non-public information currently include fund rating agencies, information exchange subscribers, consultants and analysts, portfolio analytics providers and service providers, provided that the third party expressly agrees pursuant to a non-disclosure or confidentiality agreement to maintain the disclosed information in confidence and not to trade portfolio securities based on the non-public information. Non-public portfolio holdings information may not be disclosed to a third party unless and until the arrangement has been reviewed and approved pursuant to the requirements set forth in the Policy. Subject to the terms and conditions of any agreement between the Adviser, the Sub-Advisers or the Fund and the third party recipient, if these conditions for disclosure are satisfied, there shall be no restriction on the frequency with which Fund non-public portfolio holdings information is released to such recipient, and no lag period shall apply (unless otherwise indicated below).

The Adviser and the Sub-Advisers may provide interest lists to broker-dealers who execute securities transactions for the Fund without entering into a non-disclosure agreement with the broker-dealers, provided that the interest list satisfies all of the following criteria: (1) the interest list must contain only the CUSIP numbers and/or ticker symbols of securities held in all registered management investment companies advised by the Adviser, the Sub-Advisers or any affiliate of the Adviser or the Sub-Advisers (the “MSIM Funds”) on an aggregate, rather than a fund-by-fund basis; (2) the interest list must not contain information about the number or value of shares owned by a specified MSIM Fund; (3) the interest list may identify the investment strategy, but not the particular MSIM Funds, to which the list relates; and (4) the interest list may not identify the portfolio manager or team members responsible for managing the MSIM Funds.

Fund shareholders may elect in some circumstances to redeem their shares of the Fund in exchange for their pro rata share of the securities held by the Fund. Under such circumstances, Fund shareholders may receive a complete listing of the holdings of the Fund up to seven calendar days prior to making the redemption request provided that they represent orally or in writing that they agree not to disclose or trade on the basis of the portfolio holdings information.

        The Fund may discuss or otherwise disclose performance attribution analyses (i.e., mention the effect of having a particular security in the portfolio(s)) where such discussion is not contemporaneously made public, provided that the particular holding has been disclosed publicly. Additionally, any discussion of the analyses may not be more current than the date the holding was disclosed publicly.

The Fund may disclose portfolio holdings to transition managers, provided that the Fund has entered into a non-disclosure or confidentiality agreement with the party requesting that the information be provided to the transition manager and the party to the non-disclosure agreement has, in turn, entered into a non-disclosure or confidentiality agreement with the transition manager.

The Adviser and/or the Fund have entered into ongoing arrangements to make available public and/or non-public information about the Fund’s portfolio securities. Provided that the recipient of the information falls into one or more of the categories listed below, and the recipient has entered into a non-disclosure agreement with the Fund, or owes a duty of trust or confidence to the Adviser or the Fund, the recipient may receive portfolio holdings information pursuant to such agreement without obtaining pre-approval from either the

Portfolio Holdings Review Committee (the “PHRC”) or the Fund’s Board of Directors. In all such instances, however, the PHRC will be responsible for reporting to the Fund’s Board of Directors, or designated Committee thereof, material information concerning the ongoing arrangements at the Board’s next regularly scheduled Board meeting. Categories of parties eligible to receive information pursuant to such ongoing arrangements include fund rating agencies, information exchange subscribers, consultants and analysts, portfolio analytics providers, service providers and asset allocators.

The Adviser and/or the Fund currently have entered into ongoing arrangements with the following parties:

Name	Information Disclosed	Frequency(1)	Lag Time
Service Providers
RiskMetrics Group (proxy voting agent)(*)	Complete portfolio holdings	Daily basis	(2)
FT Interactive Data Pricing Service Provider(*)	Complete portfolio holdings	As needed	(2)
Morgan Stanley Trust(*)	Complete portfolio holdings	As needed	(2)
Fund Rating Agencies
Lipper(*)	Top ten and complete portfolio holdings	Quarterly basis	Approximately 15 days after quarter end and approximately 30 days after quarter end
Morningstar(**)	Top ten and complete portfolio holdings	Quarterly basis	Approximately 15 days after quarter end and approximately 30 days after quarter end
Standard & Poor’s(*)	Complete portfolio holdings	Quarterly basis	Approximately 15 day lag
Investment Company Institute(**)	Top ten portfolio holdings	Quarterly basis	Approximately 15 days after quarter end
Consultants and Analysts
Arnerich Massena & Associates, Inc.(*)	Top ten and complete portfolio holdings	Quarterly basis(5)	Approximately 10-12 days after quarter end
Bloomberg(**)	Complete portfolio holdings	Quarterly basis	Approximately 30 days after quarter end
Callan Associates(*)	Top ten and complete portfolio holdings	Monthly and quarterly basis, respectively(5)	Approximately 10-12 days after month/ quarter end
Cambridge Associates(*)	Top ten and complete portfolio holdings	Quarterly basis(5)	Approximately 10-12 days after quarter end
Citigroup(*)	Complete portfolio	Quarterly basis(5)	At least one day after quarter end
Credit Suisse First Boston(*)	Top ten and complete portfolio holdings	Monthly and quarterly basis, respectively	Approximately 10-12 days after month/ quarter end
CTC Consulting, Inc.(**)	Top ten and complete portfolio holdings	Quarterly basis	Approximately 15 days after quarter end and approximately 30 days quarter end, respectively
Evaluation Associates (*)	Top ten and complete portfolio holdings	Monthly and quarterly basis, respectively(5)	Approximately 10-12 days after month/ quarter end
Fund Evaluation Group(**)	Top ten portfolio holdings(3)	Quarterly basis	At least 15 days after quarter end
Jeffrey Slocum & Associates(*)	Complete portfolio holdings(4)	Quarterly basis(5)	Approximately 10-12 days after quarter end
Hammond Associates(**)	Complete portfolio holdings(4)	Quarterly basis	At least 30 days after quarter end
Hartland & Co.(**)	Complete portfolio holdings(4)	Quarterly basis	At least 30 days after quarter end
Hewitt Associates(*)	Top ten and complete portfolio holdings	Monthly and quarterly basis, respectively(5)	Approximately 10-12 days after month/ quarter end
Mercer Investment Consulting(*)	Complete portfolio holdings	As needed	(2)
Merrill Lynch(*)	Top ten and complete portfolio holdings	Monthly and quarterly basis, respectively(5)	Approximately 10-12 days after month/ quarter end
Mobius(**)	Top ten portfolio holdings(3)	Monthly basis	At least 15 days after month end

Name	Information Disclosed	Frequency(1)	Lag Time
Nelsons(**)	Top ten portfolio holdings(3)	Quarterly basis	At least 15 days after quarter end
Prime, Buchholz & Associates, Inc.(**)	Complete portfolio holdings(4)	Quarterly basis	At least 30 days after quarter end
PSN(**)	Top ten portfolio holdings(3)	Quarterly basis	At least 15 days after quarter end
PFM Asset Management LLC(*)	Top ten and complete portfolio holdings	Quarterly basis(5)	Approximately 10-12 days after quarter end
Russell Investment Group/ Russell/ Mellon Analytical Services, Inc.(**)	Top ten and complete portfolio holdings	Monthly and quarterly basis	At least 15 days after month end and at least 30 days after quarter end, respectively
Stratford Advisory Group, Inc.(*)	Top ten portfolio holdings(6)	Quarterly basis(5)	Approximately 10-12 days after quarter end
Thompson Financial(**)	Complete portfolio holdings(4)	Quarterly basis	At least 30 days after quarter end
Watershed Investment Consultants, Inc.(*)	Top ten and complete portfolio holdings	Quarterly basis(5)	Approximately 10-12 days after quarter end
Yanni Partners(**)	Top ten portfolio holdings(3)	Quarterly basis	At least 15 days after quarter end
Portfolio Analytics Providers
Factset Research Systems, Inc.(*)	Complete portfolio holdings	Daily basis	One day
Investor
Gavi Alliance(**)	Top ten and complete portfolio holdings	Monthly and quarterly basis	At least 15 days after month end and quarter end, respectively

(*)	This entity has agreed to maintain Fund non-public portfolio holdings information in confidence and not to trade portfolio securities based on the non-public portfolio holdings information.
(**)	The Fund does not currently have a non-disclosure agreement in place with this entity and therefore the entity can only receive publicly available information.
(1)

Dissemination of portfolio holdings information to entities listed above may occur less frequently than indicated (or not at all). Information will typically be provided on a real time basis or as soon thereafter as possible.

(2)	Information will typically be provided on a real time basis or as soon thereafter as possible.
(3)	Complete portfolio holdings will also be provided upon request from time to time on a quarterly basis, with at least a 30 day lag.
(4)	Top ten portfolio holdings will also be provided upon request from time to time, with at least a 15 day lag. This information will also be provided upon request from time to time.
(5)	This information will also be provided upon request from time to time.
(6)	Complete portfolio holdings will also be provided upon request from time to time.

        In addition, the following insurance companies, which are deemed service providers to the Fund, receive Top Ten portfolio holdings information, on a quarterly basis, approximately 15 days after quarter end: AIG Life Insurance Company — Private Placement, AIG Life Insurance Company, American International Life Assurance Company of New York, Allmerica Financial Insurance & Annuity Company, Allstate Life Insurance Company, Allstate Life Insurance Company of New York, American Enterprise Life Insurance Company/American Centurion Life Assurance Company/IDS Life Insurance Company, American General-Private Placement, American General Life Insurance Company, American General Life Insurance Company of New York, Inviva, Inc., Ameritas Variable Life Insurance Company, Annuity Investors Life Insurance Company, Columbus Life Insurance Company, Companion Life Insurance Company, Connecticut General Life Insurance Company, Continental Assurance Company, CUNA Mutual Insurance Society, Empire Fidelity Investments Life Insurance Company, The Equitable Life Assurance Society of the Unites States, Fidelity Investment Life Insurance Company, Fidelity Security Life Insurance Company, First Allmerica Financial Life Insurance Company, First Ameritas Life Insurance Corp. of New York, First Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company, First MetLife Investment Insurance Company, General American Life Insurance Company, Great American Life Insurance Company of New York, Integrity Life Insurance Company, Kemper Investors Life Insurance Company, Lincoln Benefit Life Company, London Pacific Life and Annuity Company, MetLife Insurance Company of Connecticut, MetLife Life and Annuity Company of Connecticut, Metropolitan Life Insurance Company, MetLife Investors USA Insurance Company, Midland

National Life Insurance Company, MONY Life Insurance Company, Nationwide Life Insurance Co., Nationwide Life & Annuity Insurance Co., National Integrity Life Insurance Company, National Life Insurance Company, New York Life Insurance & Annuity Corporation, New York Life Insurance Company & New York Life Sec. Inc., The Ohio National Life Insurance Company, OM Financial Life Insurance Company, The Penn Insurance & Annuity Company, The Penn Mutual Life Insurance Company, Peoples Benefit Life Insurance Company, PFL Life Insurance Company, Phoenix Home Life Mutual Insurance Company, Protective Life Insurance Company, Sage Life Assurance of America, Inc., Security Benefit Life Insurance and First Security Benefit Life Insurance Company, Standard Insurance Company, Sun Life Assurance Company of Canada (U.S.), Transamerica Life Insurance Company, Transamerica Life Insurance & Annuity Company, Transamerica Life Insurance Company of New York, Transamerica Occidental Life Insurance Company, The Union Central Life Insurance Company, United Life & Annuity Insurance Company, United of Omaha Life Insurance Company, United States Life Insurance Company in the City of New York, Valley Forge Life Insurance Company and Western Reserve Life Assurance Company of Ohio. The Fund does not currently have non-disclosure agreements in place with these entities and therefore, these entities can only receive publicly available information.

In addition, persons who owe a duty of trust or confidence to the Adviser or the Fund may receive non-public portfolio holdings information without entering into a non-disclosure agreement. Currently, these persons include (i) the Fund’s independent registered public accounting firm (as of the Fund’s fiscal year end and on an as needed basis), (ii) counsel to the Fund (on an as needed basis), (iii) counsel to the Independent Directors (on an as needed basis) and (iv) members of the Board of Directors (on an as needed basis).

All selective disclosures of non-public portfolio holdings information made to third parties pursuant to the exemptions set forth in the Policy must be pre-approved by both the PHRC and the Fund’s Board of Directors (or designated committee thereof), except (i) for disclosures made to third parties pursuant to ongoing arrangements (discussed below), (ii) disclosures made to third parties pursuant to Special Meetings of the PHRC; (iii) brokerdealer interest lists; (iv) shareholder in-kind distributions; (v) attribution analyses; or (vi) in connection with transition managers. The Adviser and the Sub-Adviser shall report quarterly to the Board of Directors (or a designated committee thereof) information concerning all parties receiving non-public portfolio holdings information pursuant to an exemption. Procedures to monitor the use of such non-public portfolio holdings information include requiring annual certifications that the recipients have utilized such information only pursuant to the terms of the agreement between the recipient and the Adviser and, for those recipients receiving information electronically, acceptance of the information will constitute reaffirmation that the third party expressly agrees to maintain the disclosed information in confidence and not to trade portfolio securities based on the nonpublic information.

In no instance may the Adviser, the Sub-Advisers or the Fund receive any compensation or consideration in exchange for the portfolio holdings information.

The PHRC is responsible for creating and implementing the Policy and, in this regard, has expressly adopted it. The following are some of the functions and responsibilities of the PHRC:

(a) The PHRC, which consists of executive officers of the Fund and the Adviser or their designees, is responsible for establishing portfolio holdings disclosure policies and guidelines and determining how portfolio holdings information will be disclosed on an ongoing basis.

(b) The PHRC periodically reviews and has the authority to amend as necessary the Fund’s portfolio holdings disclosure policies and guidelines (as expressed by the Policy).

        (c) The PHRC meets at least quarterly to (among other matters): (1) address any outstanding issues relating to the Policy, including matters relating to items (i) through (vi) above; (2) review non-disclosure agreements that have been executed with third parties and determine whether the third parties will receive portfolio holdings information; and (3) generally review the procedures that the Adviser employ to ensure that disclosure of information about portfolio securities is in the best interests of Fund shareholders, including procedures to address conflicts between the interests of Fund shareholders, on the one hand, and those of the Adviser, the Sub-Advisers, the Distributor or any affiliated person of the Fund, the Adviser, or the Distributor, on the other.

(d) Any member of the PHRC may call a Special Meeting of the PHRC to consider whether a third party that is not listed in (c) above may receive non-public portfolio holdings information pursuant to a validly executed non-disclosure agreement. At least three members of the PHRC, or their designees, and one member of the Funds Audit Committee, or his or her designee, shall be present at the Special Meeting in order to constitute a quorum. At any Special Meeting at which a quorum is present, the decision of a majority of the PHRC members present and voting shall be determinative as to any matter submitted to a vote; provided, however, that the Audit Committee member, or his or her designee, must concur in the determination in order for it to become effective.

(e) The PHRC, or its designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the PHRC, or its designee(s) for a period of at least six years. The PHRC, or its designee(s), will report their decisions to the Board of Directors at each Board’s next regularly scheduled Board meeting. The report will contain information concerning decisions made by the PHRC during the most recently ended calendar quarter immediately preceding the Board meeting.

GENERAL INFORMATION

Fund History

The Fund was incorporated pursuant to the laws of the State of Maryland on March 26, 1996 under the name Morgan Stanley Universal Funds, Inc. The Fund filed a registration statement with the SEC registering itself as an open-end management investment company offering diversified and non-diversified series under the 1940 Act and its shares under the 1933 Act and commenced operations on September 16, 1996. On December 1, 1998, the Fund changed its name to Morgan Stanley Dean Witter Universal Funds, Inc. Effective May 1, 2000, the Fund changed its name to The Universal Institutional Funds, Inc.

Description of Shares and Voting Rights

The Fund’s Articles of Incorporation, as amended, permit the Directors to issue 16 billion shares of common stock, par value $.001 per share ($.002 per share for High Yield Portfolio), from an unlimited number of classes (“Portfolios”) of shares. Currently the Fund consists of shares of 16 Portfolios. Each Portfolio (with the exception of the Equity and Income, Global Franchise, Global Real Estate, International Growth Equity and Small Company Growth Portfolios) offers Class I shares. In addition, the Capital Growth, Core Plus Fixed Income, Emerging Markets Debt, Emerging Markets Equity, Equity and Income, Global Franchise, Global Real Estate, High Yield, International Growth Equity, Mid Cap Growth, Small Company Growth, U.S. Mid Cap Value and U.S. Real Estate Portfolios offer Class II shares.

The shares of each Portfolio of the Fund, upon issuance, are fully paid and nonassessable, and have no preference as to conversion, exchange, dividends, retirement or other features. The shares of each Portfolio of the Fund have no pre-emptive rights. The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of the Fund.

Shares of each Portfolio will be voted by the insurance company or qualified plans investing in such Portfolio based on instructions received from the contract holders having a voting interest in the underlying account. Shares for which timely instructions are not received generally will be voted by the insurance company or qualified plans in the same proportion as shares for which instructions have been timely received. Therefore, as a result of this proportional voting, the vote of a small number of contract holders could determine the outcome of a proposal subject to a shareholder vote.

Dividends and Capital Gains Distributions

The Fund’s policy is to distribute at least annually substantially all of each Portfolio’s net investment income, if any. The Fund may also distribute any net realized capital gains in the amount and at the times that are intended to eliminate income (including taxable gains) taxes imposed on the distributing Portfolio (see discussion under “Taxes” in this SAI). However, the Fund may also choose to retain net realized capital gains and pay taxes on such gains. The amounts of any income dividends or capital gains distributions cannot be predicted. Any dividend or distribution paid shortly after the purchase of shares of a Portfolio by an investor may have the effect of reducing the per share NAV of that Portfolio by the per share amount of the dividend or distribution.

Custody Arrangements

State Street, located at One Lincoln Street, Boston, Massachusetts 02111-2101, acts as the Funds’ custodian. State Street is not an affiliate of the Adviser or the Distributor. In maintaining custody of foreign assets held outside the United States, State Street employs sub-custodians approved by the Board of Directors of the respective Funds in accordance with regulations of the SEC for the purpose of providing custodial services for such assets.

In the selection of foreign sub-custodians, the Directors or their delegates consider a number of factors, including, but not limited to, the reliability and financial stability of the institution, the ability of the institution to provide efficiently the custodial services required for the Funds, and the reputation of the institution in the particular country or region.

Independent Registered Public Accounting Firm

Ernst & Young LLP, located at 200 Clarendon Street, Boston, Massachusetts 02116-502 serves as independent registered public accounting firm for the Fund and audits the annual financial statements of each Portfolio.

Legal Matters

Dechert LLP, located at 1095 Avenue of the Americas, New York, NY 10036-6797, acts as the Fund’s legal counsel.

FINANCIAL STATEMENTS

The Fund’s audited financial statements for the fiscal year ended December 31, 2009, including the notes thereto and the reports of Ernst & Young, LLP, an independent registered public accounting firm, are herein incorporated by reference from the Fund’s Annual Report to Shareholders. A copy of the Fund’s Annual Report must accompany the delivery of this SAI.

MORGAN STANLEY INVESTMENT MANAGEMENT

PROXY VOTING POLICY AND PROCEDURES

I. POLICY STATEMENT

Morgan Stanley Investment Management’s (“MSIM”) policy and procedures for voting proxies (“Policy”) with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary investment management services and for which a MSIM entity has authority to vote proxies. This Policy is reviewed and updated as necessary to address new and evolving proxy voting issues and standards.

The MSIM entities covered by this Policy currently include the following: Morgan Stanley Investment Advisors Inc., Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, and Morgan Stanley Investment Management Private Limited (each an “MSIM Affiliate” and collectively referred to as the “MSIM Affiliates” or as “we” below).

Each MSIM Affiliate will use its best efforts to vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (Institutional and Advisor Funds — collectively referred to herein as the “MSIM Funds”), each MSIM Affiliate will vote proxies under this Policy pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by the Board of Directors/Trustees of the MSIM Funds. An MSIM Affiliate will not vote proxies if the “named fiduciary” for an ERISA account has reserved the authority for itself, or in the case of an account not governed by ERISA, the investment management or investment advisory agreement does not authorize the MSIM Affiliate to vote proxies. MSIM Affiliates will vote proxies in a prudent and diligent manner and in the best interests of clients, including beneficiaries of and participants in a client’s benefit plan(s) for which the MSIM Affiliates manage assets, consistent with the objective of maximizing long-term investment returns (“Client Proxy Standard”). In certain situations, a client or its fiduciary may provide an MSIM Affiliate with a proxy voting policy. In these situations, the MSIM Affiliate will comply with the client’s policy.

Proxy Research Services — RiskMetrics Group ISS Governance Services (“ISS”) and Glass Lewis (together with other proxy research providers as we may retain from time to time, the “Research Providers”) are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided include in-depth research, global issuer analysis, and voting recommendations. While we may review and utilize the recommendations of the Research Providers in making proxy voting decisions, we are in no way obligated to follow such recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping services.

        Voting Proxies for Certain Non-U.S. Companies — Voting proxies of companies located in some jurisdictions, particularly emerging markets, may involve several problems that can restrict or prevent the ability to vote such proxies or entail significant costs. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer’s jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person; (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate our voting instructions. As a result, we vote clients’ non-U.S. proxies on a best efforts basis only, after weighing the costs and benefits of voting such proxies, consistent with the Client Proxy Standard. ISS has been retained to provide assistance in connection with voting non-U.S. proxies.

II. GENERAL PROXY VOTING GUIDELINES

To promote consistency in voting proxies on behalf of its clients, we follow this Policy (subject to any exception set forth herein). The Policy addresses a broad range of issues, and provides general voting parameters on proposals that arise most frequently. However, details of specific proposals vary, and those details affect particular voting decisions, as do factors specific to a given company. Pursuant to the procedures set forth herein, we may vote in a manner that is not in accordance with the following general guidelines, provided the vote is approved by the Proxy Review Committee (see Section III for description) and is consistent with the Client Proxy Standard. Morgan Stanley AIP GP LP will follow the procedures as described in Appendix A.

We endeavor to integrate governance and proxy voting policy with investment goals, using the vote to encourage portfolio companies to enhance long-term shareholder value and to provide a high standard of transparency such that equity markets can value corporate assets appropriately.

We seek to follow the Client Proxy Standard for each client. At times, this may result in split votes, for example when different clients have varying economic interests in the outcome of a particular voting matter (such as a case in which varied ownership interests in two companies involved in a merger result in different stakes in the outcome). We also may split votes at times based on differing views of portfolio managers.

We may abstain on matters for which disclosure is inadequate.

A. Routine Matters. We generally support routine management proposals. The following are examples of routine management proposals:

•	Approval of financial statements and auditor reports if delivered with an unqualified auditor’s opinion.

•	General updating/corrective amendments to the charter, articles of association or bylaws, unless we believe that such amendments would diminish shareholder rights.

•

Most proposals related to the conduct of the annual meeting, with the following exceptions. We generally oppose proposals that relate to “the transaction of such other business which may come before the meeting,” and open-ended requests for adjournment. However, where management specifically states the reason for requesting an adjournment and the requested adjournment would facilitate passage of a proposal that would otherwise be supported under this Policy (i.e. an uncontested corporate transaction), the adjournment request will be supported.

We generally support shareholder proposals advocating confidential voting procedures and independent tabulation of voting results.

B. Board of Directors.

1.	Election of directors: Votes on board nominees can involve balancing a variety of considerations. In balancing various factors in uncontested elections, we may take into consideration whether the company has a majority voting policy in place that we believe makes the director vote more meaningful. In the absence of a proxy contest, we generally support the board’s nominees for director except as follows:

a.

We consider withholding support from or voting against interested directors if the company’s board does not meet market standards for director independence, or if otherwise we believe board independence is insufficient. We refer to prevalent market standards as promulgated by a stock exchange or other authority within a given market (e.g., New York Stock Exchange or Nasdaq rules for most U.S. companies, and The Combined Code on Corporate Governance in the United Kingdom). Thus, for a NYSE company with no controlling shareholder, we would expect that at a minimum a majority of directors should be independent as defined by NYSE. Where we view market standards as inadequate, we may withhold votes based on stronger independence standards. Market standards notwithstanding, we generally do not view long board tenure alone as a basis to classify a director as non-independent, although lack of board turnover and fresh perspective can be a negative factor in voting on directors.

i.	At a company with a shareholder or group that controls the company by virtue of a majority economic interest in the company, we have a reduced expectation for board independence, although we believe the presence of independent directors can be helpful, particularly in staffing the audit committee, and at times we may withhold support from or vote against a nominee on the view the board or its committees are not sufficiently independent.

ii.	We consider withholding support from or voting against a nominee if he or she is affiliated with a major shareholder that has representation on a board disproportionate to its economic interest.

b.	Depending on market standards, we consider withholding support from or voting against a nominee who is interested and who is standing for election as a member of the company’s compensation, nominating or audit committee.

c.	We consider withholding support from or voting against a nominee if we believe a direct conflict exists between the interests of the nominee and the public shareholders, including failure to meet fiduciary standards of care and/or loyalty. We may oppose directors where we conclude that actions of directors are unlawful, unethical or negligent. We consider opposing individual board members or an entire slate if we believe the board is entrenched and/or dealing inadequately with performance problems, and/or acting with insufficient independence between the board and management.

d.	We consider withholding support from or voting against a nominee standing for election if the board has not taken action to implement generally accepted governance practices for which there is a “bright line” test. For example, in the context of the U.S. market, failure to eliminate a dead hand or slow hand poison pill would be seen as a basis for opposing one or more incumbent nominees.

e.	In markets that encourage designated audit committee financial experts, we consider voting against members of an audit committee if no members are designated as such. We also may not support the audit committee members if the company has faced financial reporting issues and/or does not put the auditor up for ratification by shareholders.

f.	We believe investors should have the ability to vote on individual nominees, and may abstain or vote against a slate of nominees where we are not given the opportunity to vote on individual nominees.

g.	We consider withholding support from or voting against a nominee who has failed to attend at least 75% of the nominee’s board and board committee meetings within a given year without a reasonable excuse. We also consider opposing nominees if the company does not meet market standards for disclosure on attendance.

h.	We consider withholding support from or voting against a nominee who appears overcommitted, particularly through service on an excessive number of boards. Market expectations are incorporated into this analysis; for U.S. boards, we generally oppose election of a nominee who serves on more than six public company boards (excluding investment companies).

2.	Discharge of directors’ duties: In markets where an annual discharge of directors’ responsibility is a routine agenda item, we generally support such discharge. However, we may vote against discharge or abstain from voting where there are serious findings of fraud or other unethical behavior for which the individual bears responsibility. The annual discharge of responsibility represents shareholder approval of actions taken by the board during the year and may make future shareholder action against the board difficult to pursue.

3.

Board independence: We generally support U.S. shareholder proposals requiring that a certain percentage (up to 66 2/3%) of the company’s board members be independent directors, and promoting all-independent audit, compensation and nominating/governance committees.

4.	Board diversity: We consider on a case-by-case basis shareholder proposals urging diversity of board membership with respect to social, religious or ethnic group.

5.	Majority voting: We generally support proposals requesting or requiring majority voting policies in election of directors, so long as there is a carve-out for plurality voting in the case of contested elections.

6.	Proxy access: We consider on a case-by-case basis shareholder proposals to provide procedures for inclusion of shareholder nominees in company proxy statements.

7.	Proposals to elect all directors annually: We generally support proposals to elect all directors annually at public companies (to “declassify” the Board of Directors) where such action is supported by the board, and otherwise consider the issue on a case-by-case basis based in part on overall takeover defenses at a company.

8.	Cumulative voting: We generally support proposals to eliminate cumulative voting in the U.S. market context. (Cumulative voting provides that shareholders may concentrate their votes for one or a handful of candidates, a system that can enable a minority bloc to place representation on a board.) U.S. proposals to establish cumulative voting in the election of directors generally will not be supported.

9.	Separation of Chairman and CEO positions: We vote on shareholder proposals to separate the Chairman and CEO positions and/or to appoint a non-executive Chairman based in part on prevailing practice in particular markets, since the context for such a practice varies. In many non-U.S. markets, we view separation of the roles as a market standard practice, and support division of the roles in that context.

10.	Director retirement age and term limits: Proposals recommending set director retirement ages or director term limits are voted on a case-by-case basis.

11.	Proposals to limit directors’ liability and/or broaden indemnification of officers and directors. Generally, we will support such proposals provided that an individual is eligible only if he or she has not acted in bad faith, gross negligence or reckless disregard of their duties.

C. Statutory auditor boards. The statutory auditor board, which is separate from the main board of directors, plays a role in corporate governance in several markets. These boards are elected by shareholders to provide assurance on compliance with legal and accounting standards and the company’s articles of association. We generally vote for statutory auditor nominees if they meet independence standards. In markets that require disclosure on attendance by internal statutory auditors, however, we consider voting against nominees for these positions who failed to attend at least 75% of meetings in the previous year. We also consider opposing nominees if the company does not meet market standards for disclosure on attendance.

D. Corporate transactions and proxy fights. We examine proposals relating to mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) on a case-by-case basis in the interests of each fund or other account. Proposals for mergers or other significant transactions that are friendly and approved by the Research Providers usually are supported if there is no portfolio manager objection. We also analyze proxy contests on a case-by-case basis.

E. Changes in capital structure.

1.	We generally support the following:

•	Management and shareholder proposals aimed at eliminating unequal voting rights, assuming fair economic treatment of classes of shares we hold.

•

Management proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if: (i) a clear business purpose is stated that we can support and the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and/or (ii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the total new authorization will be outstanding. (We consider proposals that do not meet these criteria on a case-by-case basis.)

•

Management proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital, unless we have concerns about use of the authority for anti-takeover purposes.

•	Management proposals to authorize share repurchase plans, except in some cases in which we believe there are insufficient protections against use of an authorization for anti-takeover purposes.

•	Management proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.

•	Management proposals to effect stock splits.

•

Management proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount generally will be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

•	Management dividend payout proposals, except where we perceive company payouts to shareholders as inadequate.

2.	We generally oppose the following (notwithstanding management support):

•	Proposals to add classes of stock that would substantially dilute the voting interests of existing shareholders.

•

Proposals to increase the authorized or issued number of shares of existing classes of stock that are unreasonably dilutive, particularly if there are no preemptive rights for existing shareholders. However, depending on market practices, we consider voting for proposals giving general authorization for issuance of shares not subject to pre-emptive rights if the authority is limited.

•

Proposals that authorize share issuance at a discount to market rates, except where authority for such issuance is de minimis, or if there is a special situation that we believe justifies such authorization (as may be the case, for example, at a company under severe stress and risk of bankruptcy).

•	Proposals relating to changes in capitalization by 100% or more.

We consider on a case-by-case basis shareholder proposals to increase dividend payout ratios, in light of market practice and perceived market weaknesses, as well as individual company payout history and current circumstances. For example, currently we perceive low payouts to shareholders as a concern at some Japanese companies, but may deem a low payout ratio as appropriate for a growth company making good use of its cash, notwithstanding the broader market concern.

F. Takeover Defenses and Shareholder Rights.

1.	Shareholder rights plans: We generally support proposals to require shareholder approval or ratification of shareholder rights plans (poison pills). In voting on rights plans or similar takeover defenses, we consider on a case-by-case basis whether the company has demonstrated a need for the defense in the context of promoting long-term share value; whether provisions of the defense are in line with generally accepted governance principles in the market (and specifically the presence of an adequate qualified offer provision that would exempt offers meeting certain conditions from the pill); and the specific context if the proposal is made in the midst of a takeover bid or contest for control.

2.	Supermajority voting requirements: We generally oppose requirements for supermajority votes to amend the charter or bylaws, unless the provisions protect minority shareholders where there is a large shareholder. In line with this view, in the absence of a large shareholder we support reasonable shareholder proposals to limit such supermajority voting requirements.

3.	Shareholder rights to call meetings: We consider proposals to enhance shareholder rights to call meetings on a case-by-case basis.

4.	Reincorporation: We consider management and shareholder proposals to reincorporate to a different jurisdiction on a case-by-case basis. We oppose such proposals if we believe the main purpose is to take advantage of laws or judicial precedents that reduce shareholder rights.

5.	Anti-greenmail provisions: Proposals relating to the adoption of anti-greenmail provisions will be supported, provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders (holders of at least 1% of the outstanding shares and in certain cases, a greater amount, as determined by the Proxy Review Committee) not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

6.	Bundled proposals: We may consider opposing or abstaining on proposals if disparate issues are “bundled” and presented for a single vote.

G. Auditors. We generally support management proposals for selection or ratification of independent auditors. However, we may consider opposing such proposals with reference to incumbent audit firms if the company has suffered from serious accounting irregularities and we believe rotation of the audit firm is appropriate, or if fees paid to the auditor for non-audit-related services are excessive. Generally, to determine if non-audit fees are excessive, a 50% test will be applied (i.e., non-audit-related fees should be less than 50% of the total fees paid to the auditor). We generally vote against proposals to indemnify auditors.

H. Executive and Director Remuneration.

1.	We generally support the following:

•

Proposals for employee equity compensation plans and other employee ownership plans, provided that our research does not indicate that approval of the plan would be against shareholder interest. Such approval may be against shareholder interest if it authorizes excessive dilution and shareholder cost, particularly in the context of high usage (“run rate”) of equity compensation in the recent past; or if there are objectionable plan design and provisions.

•

Proposals relating to fees to outside directors, provided the amounts are not excessive relative to other companies in the country or industry, and provided that the structure is appropriate within the market context. While stock-based compensation to outside directors is positive if moderate and appropriately structured, we are wary of significant stock option awards or other performance-based awards for outside directors, as well as provisions that could result in significant forfeiture of value on a director’s decision to resign from a board (such forfeiture can undercut director independence).

•	Proposals for employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad-based employee plan, including all non-executive employees.

•	Proposals for the establishment of employee retirement and severance plans, provided that our research does not indicate that approval of the plan would be against shareholder interest.

2.	We generally oppose retirement plans and bonuses for non-executive directors and independent statutory auditors.

3.

Shareholder proposals requiring shareholder approval of all severance agreements will not be supported, but proposals that require shareholder approval for agreements in excess of three times the annual compensation (salary and bonus) generally will be supported. We generally oppose shareholder proposals that would establish arbitrary caps on pay. We consider on a case-by-case basis shareholder proposals that seek to limit Supplemental Executive Retirement Plans (SERPs), but support such proposals where we consider SERPs to be excessive.

4.	Shareholder proposals advocating stronger and/or particular pay-for-performance models will be evaluated on a case-by-case basis, with consideration of the merits of the individual proposal within the context of the particular company and its labor markets, and the company’s current and past practices. While we generally support emphasis on long-term components of senior executive pay and strong linkage of pay to performance, we consider whether a proposal may be overly prescriptive, and the impact of the proposal, if implemented as written, on recruitment and retention.

5.	We consider shareholder proposals for U.K.-style advisory votes on pay on a case-by-case basis.

6.	We generally support proposals advocating reasonable senior executive and director stock ownership guidelines and holding requirements for shares gained in executive equity compensation programs.

7.	We generally support shareholder proposals for reasonable “claw-back” provisions that provide for company recovery of senior executive bonuses to the extent they were based on achieving financial benchmarks that were not actually met in light of subsequent restatements.

8.	Management proposals effectively to re-price stock options are considered on a case-by-case basis. Considerations include the company’s reasons and justifications for a re-pricing, the company’s competitive position, whether senior executives and outside directors are excluded, potential cost to shareholders, whether the re-pricing or share exchange is on a value-for-value basis, and whether vesting requirements are extended.

I. Social, Political and Environmental Issues. We consider proposals relating to social, political and environmental issues on a case-by-case basis to determine likely financial impacts on shareholder value, balancing concerns on reputational and other risks that may be raised in a proposal against costs of implementation. We may abstain from voting on proposals that do not have a readily determinable financial impact on shareholder value. While we support proposals that we believe will enhance useful disclosure, we generally vote against proposals requesting reports that we believe are duplicative, related to matters not material to the business, or that would impose unnecessary or excessive costs. We believe that certain social and environmental shareholder proposals may intrude excessively on management prerogatives, which can lead us to oppose them.

J. Fund of Funds. Certain Funds advised by an MSIM Affiliate invest only in other MSIM Funds. If an underlying fund has a shareholder meeting, in order to avoid any potential conflict of interest, such proposals will be voted in the same proportion as the votes of the other shareholders of the underlying fund, unless otherwise determined by the Proxy Review Committee.

III. ADMINISTRATION OF POLICY

The MSIM Proxy Review Committee (the “Committee”) has overall responsibility for the Policy. The Committee, which is appointed by MSIM’s Chief Investment Officer of Global Equities (“CIO”) or senior officer, consists of senior investment professionals who represent the different investment disciplines and geographic locations of the firm, and is chaired by the director of the Corporate Governance Team (“CGT”). Because proxy voting is an investment responsibility and impacts shareholder value, and because of their knowledge of companies and markets, portfolio managers and other members of investment staff play a key role in proxy voting, although the Committee has final authority over proxy votes.

The CGT Director is responsible for identifying issues that require Committee deliberation or ratification. The CGT, working with advice of investment teams and the Committee, is responsible for voting on routine items and on matters that can be addressed in line with these Policy guidelines. The CGT has responsibility for voting case-by-case where guidelines and precedent provide adequate guidance.

The Committee will periodically review and have the authority to amend, as necessary, the Policy and establish and direct voting positions consistent with the Client Proxy Standard.

CGT and members of the Committee may take into account Research Providers’ recommendations and research as well as any other relevant information they may request or receive, including portfolio manager and/or analyst comments and research, as applicable. Generally, proxies related to securities held in accounts that are managed pursuant to quantitative, index or index-like strategies (“Index Strategies“) will be voted in the same manner as those held in actively managed accounts, unless economic interests of the accounts differ. Because accounts managed using Index Strategies are passively managed accounts, research from portfolio managers and/or analysts related to securities held in these accounts may not be available. If the affected securities are held only in accounts that are managed pursuant to Index Strategies, and the proxy relates to a matter that is not described in this Policy, the CGT will consider all available information from the Research Providers, and to the extent that the holdings are significant, from the portfolio managers and/or analysts.

A. Committee Procedures

The Committee meets at least annually to review and consider changes to the Policy. The Committee will appoint a subcommittee (the “Subcommittee”) to meet as needed between Committee meetings to address any outstanding issues relating to the Policy or its implementation.

The Subcommittee will meet on an ad hoc basis to (among other functions): (1) monitor and ratify “split voting” (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or “override voting” (i.e., voting all MSIM portfolio shares in a manner contrary to the Policy); (2) review and approve upcoming votes, as appropriate, for matters as requested by CGT.

The Committee reserves the right to review voting decisions at any time and to make voting decisions as necessary to ensure the independence and integrity of the votes. The Committee or the Subcommittee are provided with reports on at least a monthly basis detailing specific key votes cast by CGT.

B. Material Conflicts of Interest

In addition to the procedures discussed above, if the CGT Director determines that an issue raises a material conflict of interest, the CGT Director will request a special committee to review, and recommend a course of action with respect to, the conflict(s) in question (“Special Committee”).

A potential material conflict of interest could exist in the following situations, among others:

1.	The issuer soliciting the vote is a client of MSIM or an affiliate of MSIM and the vote is on a matter that materially affects the issuer.

2.	The proxy relates to Morgan Stanley common stock or any other security issued by Morgan Stanley or its affiliates except if echo voting is used, as with MSIM Funds, as described herein.

3.	Morgan Stanley has a material pecuniary interest in the matter submitted for a vote (e.g., acting as a financial advisor to a party to a merger or acquisition for which Morgan Stanley will be paid a success fee if completed).

If the CGT Director determines that an issue raises a potential material conflict of interest, depending on the facts and circumstances, the issue will be addressed as follows:

1.	If the matter relates to a topic that is discussed in this Policy, the proposal will be voted as per the Policy.

2.	If the matter is not discussed in this Policy or the Policy indicates that the issue is to be decided case-by-case, the proposal will be voted in a manner consistent with the Research Providers, provided that all the Research Providers have the same recommendation, no portfolio manager objects to that vote, and the vote is consistent with MSIM’s Client Proxy Standard.

3.	If the Research Providers’ recommendations differ, the CGT Director will refer the matter to the Subcommittee or a Special Committee to vote on the proposal, as appropriate.

The Special Committee shall be comprised of the CGT Director, the Chief Compliance Officer or his/her designee, a senior portfolio manager (if practicable, one who is a member of the Proxy Review Committee) designated by the Proxy Review Committee, and MSIM’s relevant Chief Investment Officer or his/her designee, and any other persons deemed necessary by the CGT Director. The CGT Director may request non-voting participation by MSIM’s General Counsel or his/her designee. In addition to the research provided by Research Providers, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.

C. Proxy Voting Reporting

The CGT will document in writing all Committee, Subcommittee and Special Committee decisions and actions, which documentation will be maintained by the CGT for a period of at least six years. To the extent these decisions relate to a security held by an MSIM Fund, the CGT will report the decisions to each applicable Board of Trustees/Directors of those Funds at each Board’s next regularly scheduled Board meeting. The report will contain information concerning decisions made during the most recently ended calendar quarter immediately preceding the Board meeting.

MSIM will promptly provide a copy of this Policy to any client requesting it. MSIM will also, upon client request, promptly provide a report indicating how each proxy was voted with respect to securities held in that client’s account.

MSIM’s Legal Department is responsible for filing an annual Form N-PX on behalf of each MSIM Fund for which such filing is required, indicating how all proxies were voted with respect to such Fund’s holdings.

[APPENDIX A and APPENDIX B of the Proxy Voting Policy intentionally omitted.]

Revised February 25, 2009

APPENDIX B

DESCRIPTION OF RATINGS

Description of Commercial Paper and Bond Ratings

I.	Excerpts From Moody’s Description of Bond Ratings:

Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk. Aa — Obligations rated Aa are judged to be of high quality and are subject to very low credit risk. A — Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics. Ba — Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk. B — Obligations rated B are considered speculative and subject to high credit risk.

Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk. Ca — Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest. C — Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

II.	Excerpts From S&P’s Description of Bond Ratings:

AAA: Bonds rated AAA have the highest rating assigned by S&P’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong. AA — Bonds rated AA differ from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong. A — Bonds rated A are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB: Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions. BB — An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation. B — An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation. CCC — An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation. CC — An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. C — A C rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the C rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to D upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

III.	Description of Moody’s Ratings of State and Municipal Notes: Moody’s ratings for state and municipal notes and other short-term obligations are designated as Municipal Investment Grade (“MIG”) and are divided into the following levels: MIG-1 — superior credit quality, enjoying excellent protection from established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing; MIG-2 — strong credit quality with margins of protection that are ample although not so large as in the preceding group; MIG-3 — acceptable credit quality, with liquidity and cash-flow protection which may be narrow and market access for re-financing that is likely to be less well-established; SG — denotes speculative-grade credit quality and debt instruments that may lack sufficient margins of protection.

IV.	Description of Moody’s Highest Commercial Paper Rating: Prime-1 (“P-1”) -Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

V.	Excerpt From S&P’s Rating of Municipal Note Issues: An S&P municipal note rating reflects S&P’s opinion about the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. Determining which type of rating, if any, to assign S&P’s analysis will review the following considerations: (i) Amortization schedule: the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and (ii) Source of payment: the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note. Note rating symbols are as follows: SP-l — strong capacity to pay principal and interest, with a designation of SP-1+ indicating a very strong capacity to pay debt service; SP-2 — satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes; SP-3 — speculative capacity to pay principal and interest.

VI.	Description of S&P’s Highest Commercial Paper Ratings: A-l — The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, obligations designated with a plus sign indicate that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

VII.	Excerpts from Fitch’s Bond Ratings:

AAA: Bonds considered to be investment grade and of the highest credit quality. This rating denotes the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments that is highly unlikely to be adversely affected by foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. This rating denotes expectations of very low default risk. They indicate very strong capacity for payment of financial commitments that is not significantly vulnerable to foreseeable events.

A: Bonds considered to be investment grade and of high credit quality. This rating denotes expectations of low default risk. The capacity for payment of financial conditions is considered strong but may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Bonds considered to be investment grade and of good credit quality. This rating indicates that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

BB: Bonds are considered speculative. This rating indicates an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments. Bonds rated in this category and below are not investment grade.

B: Bonds are considered highly speculative. This rating indicates that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC: Bonds are considered a substantial credit risk and default is a real possibility.

CC: Bonds are considered a very high level of credit risk and default of some kind appears probable.

C: Bonds are at exceptionally high levels of credit risk and default is imminent or inevitable, or the issuer is in standstill.

D: Indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a coercive debt exchange.

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA obligation rating category, or to corporate finance obligation ratings in the categories below B.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

PART C. OTHER INFORMATION

Item 23.	Exhibits

(a) (1) Articles of Restatement, dated February 20, 2007, are incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A, filed on April 13, 2007.

(2) Articles Supplementary (terminating the Money Market Portfolio and the Technology Portfolio), dated April 10, 2008, are incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A, filed on April 11, 2008.

(3) Articles of Amendment (renaming the Fixed Income Portfolio), dated April 10, 2008, are incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A, filed on April 11, 2008.

(4) Articles of Amendment (renaming the Equity Growth Portfolio), dated April 10, 2008, are incorporated by reference to Exhibit (a)(4) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A, filed on April 11, 2008.

(5) Articles Supplementary (terminating the International Fixed Income Portfolio, Balanced Portfolio, Multi-Asset Class Portfolio, Core Equity Portfolio, Asian Equity Portfolio, Targeted Duration Portfolio and Investment Grade Fixed Income Portfolio), dated May 27, 2009, are incorporated by reference to Exhibit (a)(5) to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A, filed on February 5, 2010.

(b) Amended and Restated By-Laws, dated June 20, 2007, are incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A, filed on April 11, 2008.

(c) Not applicable.

(d) (1) Amended and Restated Investment Advisory Agreement between Registrant and Morgan Stanley Investment Management Inc., dated June 30, 2009, is filed herein.

(2) Amended and Restated Sub-Advisory Agreement between Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Limited (relating to the Emerging Markets Equity Portfolio, Global Franchise Portfolio, Global Real Estate Portfolio, Global Value Equity Portfolio and International Magnum Portfolio), dated as of June 30, 2009, is filed herein.

(3) Amended and Restated Sub-Advisory Agreement between Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Company (relating to the Emerging Markets Equity Portfolio, Global Franchise Portfolio, Global Real Estate Portfolio and International Magnum Portfolio), dated as of June 30, 2009, is filed herein.

(4) Sub-Advisory Agreement between Morgan Stanley Investment Management Inc. and Morgan Stanley Asset & Investment Trust Management Co., Limited (relating to International Magnum Portfolio), dated as of August 11, 2003, is incorporated by reference to Exhibit (d)(16) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, filed on April 20, 2004.

(5) Supplement to Sub-Advisory Agreement between Morgan Stanley Investment Management Inc. and Morgan Stanley Asset & Investment Trust Management Co., Limited (relating to the International Magnum Portfolio), dated as of June 30, 2009, is filed herein.

(e) (1) Distribution Agreement between Registrant and Morgan Stanley Distribution, Inc., dated as of April 29, 2005, is incorporated by reference to Exhibit (e) to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A, filed on December 16, 2005.

(2) Form of Participation Agreement is incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A, filed on April 7, 2009.

(f) Not applicable.

(g)(1) Global Custody Agreement between Registrant and J.P. Morgan Chase Bank, N.A. is incorporated by reference to Exhibit (g)(1) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A, filed on April 7, 2009.

(2) Amendment to Global Custody Agreement is incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No 33 to the Registration Statement on Form N-1A, filed on April 7, 2009.

(h) (1) Administration Agreement between Registrant and Morgan Stanley Investment Management Inc. (formerly Morgan Stanley Asset Management Inc.) is incorporated by reference to Exhibit h(1) to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A, filed on April 1, 1999.

(2) Sub-Administration Agreement between Morgan Stanley Investment Management Inc. (formerly Morgan Stanley Asset Management Inc.) and J.P. Morgan Investor Services Co. (formerly Chase Global Funds Services Company) is incorporated by reference to Exhibit (h)(3) to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed on January 29, 1999.

(3) Sub-Administration Agreement between Morgan Stanley Investment Management Inc. (formerly Miller Anderson & Sherrerd, LLP) and J.P. Morgan Investor Services Co. (formerly Chase Global Funds Services Company) is incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A, filed on April 1, 1999.

(4) Assignment and Assumption Agreement dated May 1, 2002, between Morgan Stanley Investments LP (formerly Miller Anderson & Sherrerd, LLP) and Morgan Stanley Investment Management

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Inc., relating to the assignment of the Administration Agreement dated September 9, 1996 between Registrant and Miller Anderson & Sherrerd, LLP, from Miller Anderson & Sherrerd LLP to Morgan Stanley Investment Management, Inc, is incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, filed on April 9, 2003.

(5) Amendment to Sub-Administration Agreement between Morgan Stanley Investment Management Inc. and J.P. Morgan Investor Services Company, is incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A, filed on April 13, 2007.

(6) Amendment to Sub-Administration Agreement between Morgan Stanley Investment Management Inc. (formerly Miller Anderson & Sherrard, LLP) and J.P. Morgan Investor Services Company, is incorporated by reference to Exhibit (h)(6) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A, filed on April 13, 2007.

(7) Amendment to Sub-Administration Agreement between Morgan Stanley Investment Inc. and JP Morgan Chase Bank, N.A. is incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A, filed on April 7, 2009.

(8) Schedule A to Administration Agreement between Registrant and Morgan Stanley Investment Management Inc., is incorporated by reference to Exhibit (h)(8) to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A, filed on February 5, 2010.

(i) (1) Opinion of Maryland counsel, is incorporated by reference to Exhibit (i)(1) to Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A, filed on March 1, 2006.

(2) Opinion of Counsel, is incorporated by reference to Exhibit (i)(2) to Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A, filed on March 1, 2006.

(3) Consent of Counsel, filed herein.

(j) Consent of Independent Registered Public Accounting Firm, filed herein.

(k) Not applicable.

(l) Not applicable.

(m) Amended and Restated 12b-1 Distribution Plan with respect to “Class II” shares of each Portfolio, are incorporated by reference to Exhibit (m) to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A, filed on December 16, 2005.

(n) Not applicable.

(o) 18f-3 Multi-Class Plan, is incorporated by reference to Exhibit (o) to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A, filed on February 17, 2005.

(p) (1) Code of Ethics of the Registrant, is incorporated by reference to Exhibit (p) to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A, filed on April 12, 2000.

(2) Code of Ethics for Morgan Stanley Investment Management, dated May 12, 2008, is incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A, filed on April 7, 2009.

(q) Powers of Attorney, are incorporated by reference to Exhibit (q) to Post-Effective Amendment No. 20 to the Morgan Stanley Balanced Fund’s Registration Statement on Form N-1A, filed on March 31, 2010.

Item 24.	Persons Controlled by or Under Common Control with Registrant

Provide a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant. For any person controlled by another person, disclose the percentage of voting securities owned by the immediately controlling person or other basis of that person’s control. For each company, also provide the state or other sovereign power under the laws of which the company is organized.

None.

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Item 25.	Indemnification

State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified against any liability incurred in their official capacity, other than insurance provided by any director, officer, affiliated person, or underwriter for their own protection.

Reference is made to Article Seven of the Registrant’s Articles of Incorporation which is incorporated by reference herein:

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (the “Commission”) such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Pursuant to paragraph 7 of the Registrant’s Investment Advisory Agreement, in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser in performance of its obligations and duties hereunder, reckless disregard by the Adviser of its obligations and duties hereunder or a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the Investment Company Act), the Adviser shall not be subject to any liability whatsoever to the Registrant, or to any shareholder of the Registrant, for any error or judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services hereunder including, without limitation, for any losses that may be sustained in connection with the purchase, holding, redemption or sale of any security on behalf of any Portfolio of the Registrant.

Pursuant to Article 7 of the Registrant’s Administration Agreement, the Fund shall indemnify and hold the Administrator, and third parties providing services for the benefit of the Registrant through arrangements with the Administrator, harmless from all loss, cost, damage and expense, including reasonable expenses for counsel, incurred by such person resulting from any claim, demand, action or proceeding arising out of or based upon the Registrant’s material breach of the Administration Agreement or material omission by the Fund in the performance of its duties hereunder or under such arrangements with the Administrator as to which the Registrant has received written notice, or as a result of acting upon any instructions reasonably believed by any such person to have been executed by a duly authorized officer of the Registrant or of the Adviser, provided that this indemnification shall not apply to any such loss, cost, damage or expense arising out of or based upon actions or omissions of the Administrator, its officers, employees or agents in cases of its or their own gross negligence or willful misconduct.

Item 26.	Business and Other Connections of Investment Advisers

(a) Describe any other business, profession, vocation or employment of a substantial nature in which the investment adviser and each director, officer or partner of the investment adviser, is or has been, engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee. (Disclose the name and principal business address of any company for which a person listed above serves in the capacity of director, officer, employee, partner or trustee, and the nature of the relationship.)

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Morgan Stanley Investment Management Inc. (the “Adviser”) provides investment services to employee benefit plans, endowment funds, foundations and other institutional investors.

Listed below are the officers and Directors of Morgan Stanley Investment Management Inc.:

NAME AND POSITION WITH MORGAN STANLEY INVESTMENT MANAGEMENT INC.	OTHER SUBSTANTIAL BUSINESS, PROFESSION OR VOCATION
Randy Takian Managing Director and Director	President and Principal Executive Officer of the Morgan Stanley Retail and Institutional Funds; President and Chief Executive Officer of Morgan Stanley Services Company Inc.; Managing Director, Director and President of Morgan Stanley Investment Advisors Inc.; Director of Morgan Stanley Distributors Inc. and Morgan Stanley Distribution, Inc.

Stuart Bohart President, Managing Director and Director	Managing Director and Director of Morgan Stanley Investment Advisors Inc.; Managing Director of Van Kampen Advisors Inc. and Van Kampen Asset Management; President of Morgan Stanley Distribution Inc.

Stefanie V. Chang Yu Managing Director and Secretary	Managing Director of and Secretary of various entities affiliated with the Adviser.

Kevin Klingert Managing Director, Head, Chief Operating Officer and acting Chief Investment Officer of the Global Fixed Income Group	Managing Director, Head, Chief Operating Officer and acting Chief Investment Officer of the Global Fixed Income Group of Morgan Stanley Investment Advisors Inc.; Vice President of various Morgan Stanley Retail and Institutional Funds, Managing Director and acting Chief Investment Officer of the Global Fixed Income Group of various Van Kampen entities; Vice President of various Van Kampen Retail Funds and Institutional Funds.

Carsten Otto Managing Director and Global Head of Compliance	Managing Director of Morgan Stanley Investment Advisors Inc. and Chief Compliance Officer of Morgan Stanley Retail Funds and Institutional Funds.

Mary Ann Picciotto Executive Director and Chief Compliance Officer	Executive Director and Chief Compliance Officer of Morgan Stanley Investment Advisors Inc., Van Kampen Asset Management, Van Kampen Investments Inc., Van Kampen Investor Service Inc. and Van Kampen Advisors Inc.

Mark Patten Managing Director, Chief Financial Officer and Treasurer	Managing Director, Chief Financial Officer and Treasurer of Morgan Stanley Distribution Inc.; Chief Financial Officer and Treasurer of Morgan Stanley Asset Management Holdings II; Chief Financial Officer and Treasurer of various Van Kampen entities.

Mary Alice Dunne Managing Director and Chief Administrative Officer	Managing Director and Chief Administrative Officer of Morgan Stanley Investment Advisors Inc.

Joanne Pace Chief Operating Officer and Managing Director	Chief Operating Officer and Managing Director of Morgan Stanley Investment Advisors Inc.; Managing Director of various Van Kampen entities.

For information as to the business, profession, vocation or employment of a substantial nature of additional officers of the Adviser, reference is made to the Adviser’s current Form ADV (File No. 801-15757) filed under the Investment Advisers Act of 1940, incorporated herein by reference.

In addition, the Adviser and the Sub-Advisers act as investment adviser or sub-adviser to several other registered investment companies.

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Item 27.	Principal Underwriters

(a) State the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, depositor or investment adviser.

Morgan Stanley Distribution, Inc. (“Morgan Stanley Distribution”) is distributor for Morgan Stanley Institutional Fund, Inc., Morgan Stanley Institutional Liquidity Funds and Morgan Stanley Institutional Fund Trust, each a registered open-end management investment company.

(b) Provide the information required by the following table with respect to each director, officer or partner of each principal underwriter named in response to Item 20.

The principal address for Morgan Stanley Distribution and each director, officer or partner listed below is One Tower Bridge Road, West Conshohocken, PA 19428:

Name and Principal Business Address*	Position and Offices with Morgan Stanley Distribution, Inc.	Positions and Offices with the Fund
Douglas Mangini	President	None
Randy Takian	Director	President and Principal Executive Officer
Mark Patten	Director, Chief Financial Officer and Treasurer	None
Stefanie V. Chang Yu	Secretary	Vice President
Keraya Jefferson	Chief Compliance Officer	None
Gina Gallagher	Chief Anti-Money Laundering Officer	None
Joseph D. Auria	Financial and Operations Principal	None

(c) Provide the information required by the following table for all commissions and other compensation received, directly or indirectly, from the Fund during the last fiscal year by each principal underwriter who is not an affiliated person of the Fund or any affiliated person of an affiliated person:

Not Applicable.

Item 28.	Location of Accounts and Records

State the name and address of each person maintaining principal possession of each account, book or other document required to be maintained by section 31(a) of the 1940 Act [15 U.S.C. 80a-30(a)] and the rules under that section.

J.P. Morgan Investor Services Co. Registrant’s sub-transfer agent and sub-dividend disbursing agent, P.O. Box 2798, Boston, Massachusetts, 02208-2798, maintains physical possession of each such account, book or other document of the Fund.

In particular, with respect to the records required by Rule 31a-1(b)(1), J.P. Morgan Investor Services Co. maintains physical possession of all journals containing itemized daily records of all purchases and sales of securities, including sales and redemptions of Fund securities, and also maintains physical possession all receipts and deliveries of securities (including certificate numbers if such detail is not recorded by custodian or transfer agent), all receipts and disbursements of cash, and all other debts and credits.

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In addition, Morgan Stanley Investment Management Inc., Registrant’s investment adviser and administrator, 522 Fifth Avenue, New York, New York 10036, maintains possession of the Fund’s corporate organizational records, in addition to certain other records required by Rule 31a-1(b).

Item 29.	Management Services

Provide a summary of the substantive provisions of any management-related service contract not discussed in part A or part B, disclosing the parties to the contract and the total amount paid and by whom, for the fund’s last three fiscal years.

Not Applicable.

Item 30.	Undertakings

Not Applicable.

Registrant hereby undertakes that whenever a Shareholder or Shareholders who meet the requirements of Section 16(c) of the 1940 Act inform the Board of Directors of his or their desire to communicate with other Shareholders of the Fund, the Directors will inform such Shareholder(s) as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant’s annual report to shareholders, upon request and without charge.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 36 to Registration Statement No. 811-07607 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of New York, and State of New York, on the 12th day of April, 2010.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

By:	/s/ Randy Takian
Randy Takian
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 36 has been signed below by the following persons in the capacities and on the dates indicated.

Signatures		Title	Date
(1)	Principal Executive Officer	President and Principal Executive Officer

By:	/s/ Randy Takian		April 12, 2010
Randy Takian

(2)	Principal Financial Officer	Treasurer and Chief Financial Officer

By:	/s/ Francis J. Smith		April 12, 2010
Francis J. Smith

(3)	Majority of the Directors

INDEPENDENT DIRECTORS
Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent (Chairman)
W. Allen Reed
Fergus Reid

By:	/s/ Carl Frischling		April 12, 2010
Carl Frischling
Attorney-in-Fact for the Independent Directors

INTERESTED DIRECTOR
James F. Higgins

By:	/s/ Stefanie V. Chang Yu		April 12, 2010
Stefanie V. Chang Yu
Attorney-in-Fact for the Interested Director

EXHIBIT INDEX

EX-99 (d)(1)	Amended and Restated Investment Advisory Agreement.

EX-99 (d)(2)	Amended and Restated Sub-Advisory Agreement.

EX-99 (d)(3)	Amended and Restated Sub-Advisory Agreement.

EX-99 (d)(5)	Supplement to Sub-Advisory Agreement.

EX-99 (i)(3)	Consent of Counsel.

EX-99 (j)	Consent of Independent Registered Public Accounting Firm.